UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21864

                                     WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

                                             New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                     Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WisdomTree Trust

Domestic Dividend Funds

Semi-Annual Report

September 30, 2013

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	17.3%
Consumer Staples	13.2%
Information Technology	13.1%
Industrials	11.4%
Health Care	10.4%
Consumer Discretionary	9.2%
Energy	9.2%
Utilities	6.4%
Telecommunication Services	5.1%
Materials	4.3%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
AT&T, Inc.	2.7%
Exxon Mobil Corp.	2.7%
Microsoft Corp.	2.5%
Apple, Inc.	2.4%
Johnson & Johnson	2.2%
General Electric Co.	2.2%
Chevron Corp.	2.1%
Pfizer, Inc.	2.0%
Procter & Gamble Co. (The)	1.8%
Verizon Communications, Inc.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The Fund returned 5.58% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000® Index
Six Months*	5.58%	5.52%	5.67%	9.20%
One Year	16.75%	16.68%	17.07%	21.60%
Three Year	16.20%	16.14%	16.67%	16.76%
Five Year	9.41%	9.39%	9.88%	10.58%
Since Inception[1]	5.97%	5.93%	6.43%	6.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Health Care	15.8%
Consumer Staples	14.4%
Utilities	12.6%
Information Technology	12.2%
Financials	11.4%
Telecommunication Services	11.1%
Energy	9.0%
Industrials	5.0%
Consumer Discretionary	4.4%
Materials	3.7%
Investment Companies	0.1%
Other Assets less Liabilities††	0.3%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
AT&T, Inc.	5.9%
Microsoft Corp.	5.5%
Johnson & Johnson	4.8%
Chevron Corp.	4.5%
Pfizer, Inc.	4.3%
Procter & Gamble Co. (The)	3.9%
Verizon Communications, Inc.	3.7%
Philip Morris International, Inc.	3.4%
Merck & Co., Inc.	3.3%
Intel Corp.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The Fund returned 3.15% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000® Value Index
Six Months*	3.15%	2.99%	3.20%	7.27%
One Year	13.85%	13.78%	14.16%	22.30%
Three Year	16.08%	16.03%	16.55%	16.25%
Five Year	8.64%	8.82%	9.02%	8.86%
Since Inception[1]	4.56%	4.55%	4.86%	5.25%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Staples	14.9%
Information Technology	14.4%
Financials	13.3%
Health Care	12.0%
Industrials	11.3%
Energy	10.6%
Consumer Discretionary	8.4%
Telecommunication Services	5.7%
Utilities	5.5%
Materials	3.7%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
AT&T, Inc.	3.2%
Exxon Mobil Corp.	3.2%
Microsoft Corp.	3.0%
Apple, Inc.	2.9%
Johnson & Johnson	2.6%
General Electric Co.	2.6%
Chevron Corp.	2.5%
Pfizer, Inc.	2.3%
Procter & Gamble Co. (The)	2.1%
Verizon Communications, Inc.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The Fund returned 5.24% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Telecommunication Services sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500® Index
Six Months*	5.24%	5.21%	5.34%	8.31%
One Year	15.37%	15.35%	15.67%	19.34%
Three Year	16.07%	16.04%	16.40%	16.27%
Five Year	8.97%	8.92%	9.39%	10.02%
Since Inception[1]	5.68%	5.64%	6.04%	6.39%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Information Technology	14.6%
Utilities	14.5%
Industrials	12.2%
Consumer Staples	11.5%
Energy	11.0%
Health Care	10.6%
Materials	10.4%
Consumer Discretionary	10.2%
Telecommunication Services	4.6%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Exelon Corp.	1.9%
Lockheed Martin Corp.	1.9%
Reynolds American, Inc.	1.8%
Ameren Corp.	1.8%
CA, Inc.	1.7%
Hewlett-Packard Co.	1.7%
CenturyLink, Inc.	1.7%
Bristol-Myers Squibb Co.	1.7%
Lorillard, Inc.	1.7%
Microchip Technology, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index.

The Fund returned 4.10% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Information Technology sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Top 100/ Dividend ex- Financials Spliced Index[1]	Dow Jones U.S. Select Dividend IndexSM
Six Months*	4.10%	4.05%	4.30%	6.46%
One Year	17.21%	17.13%	17.66%	19.45%
Three Year	17.21%	17.15%	17.65%	16.80%
Five Year	11.17%	11.16%	11.52%	9.00%
Since Inception[2]	7.23%	7.21%	7.62%	5.41%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	23.8%
Consumer Discretionary	18.5%
Utilities	15.7%
Industrials	12.5%
Materials	9.8%
Information Technology	7.6%
Consumer Staples	4.5%
Telecommunication Services	2.8%
Energy	2.7%
Health Care	1.7%
Investment Companies	0.1%
Other Assets less Liabilities††	0.3%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Best Buy Co., Inc.	2.1%
Windstream Holdings, Inc.	1.5%
Pitney Bowes, Inc.	1.4%
Ameren Corp.	1.3%
Western Union Co. (The)	1.2%
NiSource, Inc.	1.1%
Frontier Communications Corp.	1.1%
Microchip Technology, Inc.	1.0%
NYSE Euronext	0.9%
H&R Block, Inc.	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The Fund returned 7.93% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400® Index
Six Months*	7.93%	7.87%	8.04%	8.62%
One Year	26.14%	26.23%	26.46%	27.68%
Three Year	17.55%	17.53%	17.94%	17.45%
Five Year	12.45%	12.38%	12.82%	13.08%
Since Inception[1]	7.91%	7.98%	7.84%	8.96%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	24.8%
Industrials	19.2%
Consumer Discretionary	13.0%
Information Technology	10.6%
Utilities	10.4%
Materials	7.2%
Consumer Staples	5.7%
Health Care	4.8%
Telecommunication Services	2.1%
Energy	1.8%
Investment Companies	0.2%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
R.R. Donnelley & Sons Co.	2.9%
Vector Group Ltd.	1.5%
Molex, Inc. Class A	1.2%
TAL International Group, Inc.	1.0%
Lexmark International, Inc. Class A	1.0%
UIL Holdings Corp.	0.9%
PDL BioPharma, Inc.	0.8%
Questcor Pharmaceuticals, Inc.	0.8%
Black Hills Corp.	0.8%
ALLETE, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The Fund returned 11.17% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000® Index
Six Months*	11.17%	11.18%	10.51%	13.61%
One Year	28.36%	28.24%	27.77%	30.06%
Three Year	17.96%	17.99%	17.99%	18.29%
Five Year	11.26%	11.44%	11.63%	11.15%
Since Inception[1]	7.10%	7.11%	7.11%	7.66%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	20.5%
Information Technology	20.4%
Consumer Discretionary	20.0%
Consumer Staples	17.9%
Health Care	8.1%
Financials	5.7%
Materials	4.2%
Energy	3.0%
Utilities	0.1%
Other Assets less Liabilities††	0.1%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Apple, Inc.	5.1%
Microsoft Corp.	4.1%
Wal-Mart Stores, Inc.	3.4%
Proctor & Gamble Co. (The)	3.4%
McDonald's Corp.	2.7%
Coca-Cola Co. (The)	2.7%
Home Depot, Inc. (The)	2.2%
Intel Corp.	2.2%
United Technologies Corp.	2.0%
Altria Group, Inc.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Growth Index.

The Fund returned 2.35% at net asset value (“NAV”) since its inception on May 22, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Consumer Staples sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree U.S. Dividend Growth Index	NASDAQ U.S. Dividend AchieversTM Select Index
Since Inception[1]	2.35%	2.35%	2.43%	2.16%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic Dividend Funds	7

Performance Summary (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Discretionary	24.4%
Industrials	23.9%
Information Technology	14.7%
Materials	13.5%
Health Care	9.8%
Financials	8.6%
Energy	3.2%
Consumer Staples	1.6%
Telecommunication Services	0.1%
Other Assets less Liabilities††	0.2%
Total	100.0%

†	The Fund's sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

††	Other assets include investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Questcor Pharmaceuticals, Inc.	4.0%
ADTRAN, Inc.	2.2%
CARBO Ceramics, Inc.	2.1%
Con-way, Inc.	2.1%
Meredith Corp.	2.0%
Evercore Partners, Inc. Class A	1.9%
OfficeMax, Inc.	1.9%
PolyOne Corp.	1.8%
Heartland Payment Systems, Inc.	1.8%
Janus Capital Group, Inc.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Growth Index.

The Fund returned 4.28% at net asset value (“NAV”) since its inception on July 25, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree U.S. SmallCap Dividend Growth Index	Russell 2000® Index
Since Inception[1]	4.28%	4.28%	4.31%	2.15%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund's daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Domestic Dividend Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The Dow Jones U.S. Select Dividend IndexSM is comprised of 100 U.S. dividend-paying companies.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor's Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor's Index Committee.

The WisdomTree Dividend ex-Financials Index is comprised of high dividend-yielding stocks outside the financial sector.

The WisdomTree Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Equity Income Index is comprised of companies with high dividend yields, selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree Dividend Index.

The WisdomTree U.S. Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

The WisdomTree U.S. SmallCap Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor's (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby

WisdomTree Domestic Dividend Funds	9

Description of Indexes (unaudited) (concluded)

expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

10	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 4/01/13 to 9/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic Dividend Funds	11

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/13	Ending Account Value 9/30/13	Annualized Expense Ratio Based on the Period 4/01/13 to 9/30/13	Expenses Paid During the Period† 4/01/13 to 9/30/13
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,055.80	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,031.50	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,052.40	0.28%	$1.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,041.00	0.38%	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,079.30	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,111.70	0.38%	$2.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree U.S. Dividend Growth Fund
Actual[1]	$1,000.00	$1,023.50	0.28%	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree U.S. SmallCap Dividend Growth Fund
Actual[2]	$1,000.00	$1,042.80	0.38%	$0.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
†	Expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

[1]

Fund commenced operations on May 22, 2013. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 132/365 (to reflect the period since commencement of operations).

[2]

Fund commenced operations on July 25, 2013. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 68/365 (to reflect the period since commencement of operations).

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 101.0%
COMMON STOCKS – 99.6%
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc.	641	$62,536
American Science & Engineering, Inc.	341	20,566
Boeing Co. (The)	16,944	1,990,920
Curtiss-Wright Corp.	613	28,786
Exelis, Inc.	6,667	104,739
General Dynamics Corp.	9,986	873,975
Honeywell International, Inc.	20,485	1,701,074
L-3 Communications Holdings, Inc.	2,404	227,178
Lockheed Martin Corp.	15,494	1,976,260
Northrop Grumman Corp.	8,477	807,519
Raytheon Co.	10,989	846,922
Rockwell Collins, Inc.	2,672	181,322
Textron, Inc.	964	26,616
United Technologies Corp.	23,397	2,522,665

Total Aerospace & Defense		11,371,078
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	3,417	203,516
Expeditors International of Washington, Inc.	2,481	109,313
FedEx Corp.	1,834	209,278
United Parcel Service, Inc. Class B	21,542	1,968,293

Total Air Freight & Logistics		2,490,400
Auto Components – 0.3%
Allison Transmission Holdings, Inc.	2,083	52,179
Cooper Tire & Rubber Co.	1,467	45,184
Dana Holding Corp.	1,912	43,670
Gentex Corp.	3,886	99,443
Johnson Controls, Inc.	16,155	670,433
Lear Corp.	1,599	114,440
Superior Industries International, Inc.	1,716	30,596

Total Auto Components		1,055,945
Automobiles – 0.4%
Ford Motor Co.	61,913	1,044,472
Harley-Davidson, Inc.	2,811	180,579
Thor Industries, Inc.	1,283	74,465

Total Automobiles		1,299,516
Beverages – 2.6%
Beam, Inc.	2,209	142,812
Brown-Forman Corp. Class A	1,550	102,579
Brown-Forman Corp. Class B	2,020	137,623
Coca-Cola Co. (The)	120,135	4,550,714
Coca-Cola Enterprises, Inc.	5,621	226,020
Dr. Pepper Snapple Group, Inc.	6,190	277,436
Molson Coors Brewing Co. Class B	4,663	233,756
PepsiCo, Inc.	46,975	3,734,512

Total Beverages		9,405,452
Biotechnology – 0.4%
Amgen, Inc.	12,358	1,383,355
PDL BioPharma, Inc.(a)	13,522	107,770

Total Biotechnology		1,491,125
Investments	Shares	Value

Building Products – 0.1%
A.O. Smith Corp.	738	$33,358
Lennox International, Inc.	805	60,584
Masco Corp.	6,818	145,087
Simpson Manufacturing Co., Inc.	816	26,577

Total Building Products		265,606
Capital Markets – 2.5%
Ameriprise Financial, Inc.	6,340	577,447
Arlington Asset Investment Corp. Class A	2,479	58,951
Bank of New York Mellon Corp. (The)	23,552	711,035
BGC Partners, Inc. Class A	18,628	105,248
BlackRock, Inc.	5,170	1,399,106
Calamos Asset Management, Inc. Class A	1,776	17,742
Charles Schwab Corp. (The)	26,199	553,847
Cohen & Steers, Inc.(a)	1,411	49,823
Eaton Vance Corp.	3,828	148,641
Evercore Partners, Inc. Class A	1,025	50,461
Federated Investors, Inc. Class B(a)	6,146	166,925
Franklin Resources, Inc.	7,233	365,628
FXCM, Inc. Class A	1,471	29,052
GFI Group, Inc.	7,113	28,096
Gladstone Investment Corp.	3,132	22,081
Goldman Sachs Group, Inc. (The)	7,804	1,234,671
Greenhill & Co., Inc.	1,923	95,919
Hercules Technology Growth Capital, Inc.	6,068	92,537
Horizon Technology Finance Corp.	1,196	15,931
Janus Capital Group, Inc.	6,782	57,715
Legg Mason, Inc.	5,346	178,770
LPL Financial Holdings, Inc.	1,745	66,851
Medley Capital Corp.	2,703	37,274
Morgan Stanley	23,834	642,326
Northern Trust Corp.	5,684	309,153
Raymond James Financial, Inc.	2,697	112,384
SEI Investments Co.	3,364	103,981
State Street Corp.	10,982	722,066
T. Rowe Price Group, Inc.	6,433	462,726
TD Ameritrade Holding Corp.	16,123	422,100
Waddell & Reed Financial, Inc. Class A	3,427	176,422

Total Capital Markets		9,014,909
Chemicals – 2.6%
A. Schulman, Inc.	96	2,828
Air Products & Chemicals, Inc.	6,210	661,800
Airgas, Inc.	1,279	135,638
Albemarle Corp.	1,275	80,248
Ashland, Inc.	893	82,585
Cabot Corp.	1,021	43,607
Celanese Corp. Series A	725	38,273
CF Industries Holdings, Inc.	488	102,885
Cytec Industries, Inc.	557	45,318
Dow Chemical Co. (The)	45,115	1,732,416
E.I. du Pont de Nemours & Co.	34,809	2,038,415
Eastman Chemical Co.	2,453	191,089
Ecolab, Inc.	2,962	292,527

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

FMC Corp.	1,013	$72,652
FutureFuel Corp.	1,744	31,322
H.B. Fuller Co.	946	42,750
Huntsman Corp.	6,380	131,492
Innophos Holdings, Inc.	799	42,171
International Flavors & Fragrances, Inc.	1,671	137,523
Koppers Holdings, Inc.	824	35,144
Kronos Worldwide, Inc.(a)	4,014	62,177
Monsanto Co.	8,502	887,354
Mosaic Co. (The)	5,125	220,478
NewMarket Corp.	141	40,595
Olin Corp.	3,756	86,651
PolyOne Corp.	1,954	60,007
PPG Industries, Inc.	2,954	493,495
Praxair, Inc.	5,743	690,366
Rockwood Holdings, Inc.	2,029	135,740
RPM International, Inc.	4,217	152,655
Scotts Miracle-Gro Co. (The) Class A	1,636	90,029
Sensient Technologies Corp.	444	21,263
Sherwin-Williams Co. (The)	1,090	198,576
Sigma-Aldrich Corp.	1,264	107,819
Valhi, Inc.	5,256	104,910
Valspar Corp.	1,196	75,862
Westlake Chemical Corp.	648	67,820

Total Chemicals		9,436,480
Commercial Banks – 3.8%
1st Source Corp.	1,520	40,918
Arrow Financial Corp.(a)	1,299	33,137
Associated Banc-Corp.	3,945	61,108
BancFirst Corp.	691	37,362
BancorpSouth, Inc.(a)	1,389	27,697
Bank of Hawaii Corp.	1,766	96,159
Bank of the Ozarks, Inc.	699	33,545
BankUnited, Inc.	3,236	100,931
BB&T Corp.	18,523	625,151
BOK Financial Corp.	1,818	115,170
Cathay General Bancorp	969	22,646
Chemical Financial Corp.	1,538	42,941
City Holding Co.	947	40,948
City National Corp.	947	63,127
Comerica, Inc.	3,461	136,052
Commerce Bancshares, Inc.	2,301	100,807
Community Bank System, Inc.	1,754	59,846
Community Trust Bancorp, Inc.	1,162	47,166
Cullen/Frost Bankers, Inc.(a)	2,140	150,977
CVB Financial Corp.	4,529	61,232
East West Bancorp, Inc.	1,553	49,618
Fifth Third Bancorp	23,199	418,510
First Busey Corp.	3,506	18,266
First Commonwealth Financial Corp.	2,566	19,476
First Financial Bancorp	4,098	62,167
First Financial Bankshares, Inc.(a)	1,039	61,114
First Financial Corp.	735	23,204
First Niagara Financial Group, Inc.	14,673	152,159
Investments	Shares	Value

First Republic Bank	1,483	$69,152
FirstMerit Corp.	5,170	112,241
Flushing Financial Corp.	1,732	31,955
FNB Corp.	7,332	88,937
Fulton Financial Corp.	4,803	56,099
Glacier Bancorp, Inc.	4,001	98,865
Hancock Holding Co.	2,580	80,960
Hudson Valley Holding Corp.	1,031	19,362
Huntington Bancshares, Inc.	20,946	173,014
Iberiabank Corp.	909	47,150
Independent Bank Corp.	831	29,667
International Bancshares Corp.	2,132	46,115
KeyCorp	20,719	236,197
M&T Bank Corp.(a)	3,554	397,764
MB Financial, Inc.	1,037	29,285
National Penn Bancshares, Inc.	6,850	68,842
NBT Bancorp, Inc.	1,744	40,077
Old National Bancorp	3,505	49,771
PacWest Bancorp(a)	1,664	57,175
Park National Corp.(a)	1,188	93,947
Penns Woods Bancorp, Inc.	554	27,600
PNC Financial Services Group, Inc.	14,090	1,020,820
Prosperity Bancshares, Inc.	1,029	63,633
Regions Financial Corp.	8,768	81,192
Renasant Corp.	1,532	41,624
S&T Bancorp, Inc.	1,066	25,819
S.Y. Bancorp, Inc.	1,282	36,319
SunTrust Banks, Inc.	3,970	128,707
Susquehanna Bancshares, Inc.	5,472	68,674
Synovus Financial Corp.	16,926	55,856
TCF Financial Corp.	3,845	54,907
Tompkins Financial Corp.	551	25,467
Trustmark Corp.	2,345	60,032
U.S. Bancorp	43,174	1,579,305
UMB Financial Corp.	1,012	54,992
Umpqua Holdings Corp.	3,150	51,093
United Bankshares, Inc.(a)	2,556	74,073
Univest Corp. of Pennsylvania	1,532	28,878
Valley National Bancorp(a)	13,709	136,405
Washington Trust Bancorp, Inc.	713	22,410
Webster Financial Corp.	443	11,310
Wells Fargo & Co.	129,855	5,365,609
WesBanco, Inc.	1,390	41,325
Westamerica Bancorp.(a)	825	41,036

Total Commercial Banks		13,625,095
Commercial Services & Supplies – 0.9%
ABM Industries, Inc.	1,622	43,178
Brink's Co. (The)	850	24,055
Cintas Corp.	1,870	95,744
Courier Corp.	1,668	26,388
Covanta Holding Corp.	3,247	69,421
Deluxe Corp.	1,907	79,446
Ennis, Inc.	1,625	29,315
Healthcare Services Group, Inc.	2,337	60,201

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

HNI Corp.	1,504	$54,415
Intersections, Inc.	1,785	15,654
Iron Mountain, Inc.	5,323	143,827
Knoll, Inc.	1,746	29,577
McGrath Rentcorp	1,285	45,875
Mine Safety Appliances Co.	1,411	72,822
NL Industries, Inc.	3,472	39,407
Pitney Bowes, Inc.(a)	25,838	469,993
Quad Graphics, Inc.(a)	2,186	66,367
R.R. Donnelley & Sons Co.(a)	19,606	309,775
Republic Services, Inc.	11,076	369,495
Rollins, Inc.	2,580	68,396
Steelcase, Inc. Class A	3,838	63,788
U.S. Ecology, Inc.	945	28,473
United Stationers, Inc.	904	39,324
Waste Connections, Inc.	1,013	46,000
Waste Management, Inc.	19,084	787,024

Total Commercial Services & Supplies		3,077,960
Communications Equipment – 1.6%
ADTRAN, Inc.	1,053	28,052
Cisco Systems, Inc.	140,708	3,295,381
Comtech Telecommunications Corp.	822	19,991
Harris Corp.	3,259	193,259
InterDigital, Inc.	583	21,763
Motorola Solutions, Inc.	6,038	358,536
Plantronics, Inc.	658	30,301
QUALCOMM, Inc.	26,314	1,772,511
Tellabs, Inc.	8,996	20,421

Total Communications Equipment		5,740,215
Computers & Peripherals – 3.2%
Apple, Inc.	18,436	8,789,363
Dell, Inc.	49,605	683,061
Diebold, Inc.	2,616	76,806
Hewlett-Packard Co.	70,059	1,469,838
Lexmark International, Inc. Class A	3,398	112,134
Western Digital Corp.	6,268	397,391

Total Computers & Peripherals		11,528,593
Construction & Engineering – 0.1%
Fluor Corp.	1,737	123,258
Granite Construction, Inc.	720	22,032
KBR, Inc.	970	31,661
URS Corp.	1,430	76,862

Total Construction & Engineering		253,813
Construction Materials – 0.0%
Eagle Materials, Inc.	427	30,979
Martin Marietta Materials, Inc.	769	75,493
Vulcan Materials Co.	338	17,512

Total Construction Materials		123,984
Consumer Finance – 0.6%
American Express Co.	15,737	1,188,458
Capital One Financial Corp.	2,298	157,965
Discover Financial Services	4,918	248,556
Investments	Shares	Value

Nelnet, Inc. Class A	824	$31,683
SLM Corp.	13,417	334,083

Total Consumer Finance		1,960,745
Containers & Packaging – 0.4%
Aptargroup, Inc.	1,043	62,716
Avery Dennison Corp.	3,135	136,435
Ball Corp.	1,505	67,545
Bemis Co., Inc.	2,923	114,026
Greif, Inc. Class A	1,074	52,658
Greif, Inc. Class B	1,259	67,042
MeadWestvaco Corp.	5,383	206,600
Packaging Corp. of America	2,660	151,859
Rock-Tenn Co. Class A	940	95,194
Sealed Air Corp.	5,690	154,711
Silgan Holdings, Inc.	914	42,958
Sonoco Products Co.	3,636	141,586

Total Containers & Packaging		1,293,330
Distributors – 0.1%
Genuine Parts Co.	4,802	388,434
Pool Corp.	973	54,615

Total Distributors		443,049
Diversified Consumer Services – 0.1%
DeVry, Inc.	41	1,253
H&R Block, Inc.	11,029	294,033
Hillenbrand, Inc.	2,708	74,118
Regis Corp.	1,192	17,499
Service Corp. International	3,728	69,415
Sotheby's	786	38,616
Weight Watchers International, Inc.	925	34,567

Total Diversified Consumer Services		529,501
Diversified Financial Services – 2.3%
Bank of America Corp.	39,853	549,971
California First National Bancorp	1,826	31,170
CBOE Holdings, Inc.	2,531	114,477
Citigroup, Inc.	3,383	164,109
CME Group, Inc.	12,648	934,434
Interactive Brokers Group, Inc. Class A	1,608	30,182
JPMorgan Chase & Co.	102,612	5,304,014
Leucadia National Corp.	5,228	142,411
MarketAxess Holdings, Inc.	681	40,887
McGraw-Hill Cos., Inc. (The)	5,167	338,903
Moody's Corp.	2,760	194,111
NASDAQ OMX Group, Inc. (The)	3,875	124,349
NYSE Euronext	11,852	497,547

Total Diversified Financial Services		8,466,565
Diversified Telecommunication Services – 5.1%
AT&T, Inc.	291,199	9,848,350
Atlantic Tele-Network, Inc.	501	26,117
CenturyLink, Inc.	45,140	1,416,493
Consolidated Communications Holdings, Inc.	2,441	42,083
Frontier Communications Corp.(a)	91,661	382,226
Verizon Communications, Inc.	132,019	6,160,007

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Windstream Holdings, Inc.	61,914	$495,312

Total Diversified Telecommunication Services		18,370,588
Electric Utilities – 3.6%
ALLETE, Inc.	1,861	89,886
American Electric Power Co., Inc.	20,392	883,993
Cleco Corp.	1,847	82,819
Duke Energy Corp.	32,778	2,188,915
Edison International	9,092	418,778
El Paso Electric Co.	1,321	44,121
Empire District Electric Co. (The)	2,243	48,583
Entergy Corp.	8,777	554,619
Exelon Corp.	56,899	1,686,486
FirstEnergy Corp.	21,231	773,870
Great Plains Energy, Inc.	5,608	124,498
Hawaiian Electric Industries, Inc.	4,692	117,769
IDACORP, Inc.	1,529	74,004
ITC Holdings Corp.	1,046	98,178
MGE Energy, Inc.	970	52,914
NextEra Energy, Inc.	14,045	1,125,847
Northeast Utilities	10,377	428,051
NV Energy, Inc.	8,164	192,752
OGE Energy Corp.	5,578	201,310
Otter Tail Corp.	1,752	48,355
Pepco Holdings, Inc.	12,468	230,159
Pinnacle West Capital Corp.	4,470	244,688
PNM Resources, Inc.	2,581	58,408
Portland General Electric Co.	3,588	101,289
PPL Corp.	27,459	834,204
Southern Co. (The)	39,132	1,611,456
UIL Holdings Corp.	2,781	103,398
Unitil Corp.	856	25,055
UNS Energy Corp.	1,536	71,608
Westar Energy, Inc.	5,583	171,119
Xcel Energy, Inc.	18,557	512,359

Total Electric Utilities		13,199,491
Electrical Equipment – 0.6%
Acuity Brands, Inc.	384	35,336
AMETEK, Inc.	1,785	82,146
Babcock & Wilcox Co. (The)	1,413	47,646
Brady Corp. Class A	1,419	43,280
Emerson Electric Co.	21,649	1,400,690
Hubbell, Inc. Class B	1,063	111,339
Regal-Beloit Corp.	491	33,354
Rockwell Automation, Inc.	3,154	337,289
Roper Industries, Inc.	504	66,966

Total Electrical Equipment		2,158,046
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	1,042	80,630
AVX Corp.	5,238	68,775
Cognex Corp.	1,656	51,932
Corning, Inc.	39,703	579,267
Electro Rent Corp.	1,503	27,264
FLIR Systems, Inc.	1,305	40,977
Investments	Shares	Value

Jabil Circuit, Inc.	3,496	$75,793
Littelfuse, Inc.	500	39,110
Molex, Inc.	2,566	98,842
Molex, Inc. Class A	3,626	138,803
MTS Systems Corp.	555	35,714
National Instruments Corp.	2,434	75,284

Total Electronic Equipment, Instruments & Components		1,312,391
Energy Equipment & Services – 0.5%
Baker Hughes, Inc.	6,499	319,101
Bristow Group, Inc.	595	43,292
CARBO Ceramics, Inc.(a)	157	15,560
Diamond Offshore Drilling, Inc.	6,265	390,435
Halliburton Co.	9,404	452,802
Helmerich & Payne, Inc.	450	31,027
National Oilwell Varco, Inc.	3,134	244,797
Oceaneering International, Inc.	1,303	105,856
Patterson-UTI Energy, Inc.	2,313	49,452
RPC, Inc.(a)	5,113	79,098
Tidewater, Inc.	713	42,274

Total Energy Equipment & Services		1,773,694
Food & Staples Retailing – 2.8%
Casey's General Stores, Inc.	75	5,512
Costco Wholesale Corp.	4,846	557,871
CVS Caremark Corp.	16,728	949,314
Harris Teeter Supermarkets, Inc.	1,030	50,666
Kroger Co. (The)	11,651	470,001
Safeway, Inc.	9,749	311,871
Sysco Corp.	19,918	633,990
Walgreen Co.	27,015	1,453,407
Wal-Mart Stores, Inc.	75,427	5,578,581
Weis Markets, Inc.	1,078	52,757
Whole Foods Market, Inc.	3,247	189,950

Total Food & Staples Retailing		10,253,920
Food Products – 1.6%
Archer-Daniels-Midland Co.	16,316	601,081
B&G Foods, Inc.	2,328	80,432
Campbell Soup Co.	9,916	403,680
ConAgra Foods, Inc.	13,292	403,279
Flowers Foods, Inc.	5,686	121,908
General Mills, Inc.	19,319	925,766
Hershey Co. (The)	3,591	332,168
Hillshire Brands Co.	2,249	69,134
Hormel Foods Corp.	5,434	228,880
Ingredion, Inc.	1,178	77,948
J.M. Smucker Co. (The)	2,567	269,638
Kellogg Co.	10,952	643,211
Lancaster Colony Corp.	699	54,725
McCormick & Co., Inc.	2,477	160,262
Mead Johnson Nutrition Co.	3,508	260,504
Mondelez International, Inc. Class A	35,455	1,113,996
Sanderson Farms, Inc.	393	25,639
Snyder's-Lance, Inc.	2,243	64,711

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Tyson Foods, Inc. Class A	2,443	$69,088

Total Food Products		5,906,050
Gas Utilities – 0.4%
AGL Resources, Inc.	5,048	232,359
Atmos Energy Corp.	3,346	142,506
Chesapeake Utilities Corp.	212	11,128
Laclede Group, Inc. (The)	1,157	52,065
National Fuel Gas Co.	2,209	151,891
New Jersey Resources Corp.	1,015	44,711
Northwest Natural Gas Co.	594	24,936
ONEOK, Inc.	5,628	300,085
Piedmont Natural Gas Co., Inc.	2,689	88,414
Questar Corp.	5,830	131,117
South Jersey Industries, Inc.	701	41,065
Southwest Gas Corp.	732	36,600
UGI Corp.	3,709	145,133
WGL Holdings, Inc.	1,991	85,036

Total Gas Utilities		1,487,046
Health Care Equipment & Supplies – 1.6%
Abbott Laboratories	47,912	1,590,199
Baxter International, Inc.	14,416	946,987
Becton, Dickinson and Co.	4,809	480,996
C.R. Bard, Inc.	665	76,608
CONMED Corp.	857	29,129
DENTSPLY International, Inc.	952	41,326
Hill-Rom Holdings, Inc.	1,025	36,726
Medtronic, Inc.	24,394	1,298,981
Meridian Bioscience, Inc.	2,201	52,054
ResMed, Inc.(a)	2,051	108,334
St. Jude Medical, Inc.	7,772	416,890
STERIS Corp.	937	40,254
Stryker Corp.	5,653	382,086
Teleflex, Inc.	826	67,963
West Pharmaceutical Services, Inc.	1,172	48,228
Zimmer Holdings, Inc.	1,621	133,149

Total Health Care Equipment & Supplies		5,749,910
Health Care Providers & Services – 1.0%
Aetna, Inc.	5,462	349,677
AmerisourceBergen Corp.	4,304	262,974
Cardinal Health, Inc.	8,451	440,720
Humana, Inc.	2,293	214,006
Landauer, Inc.	563	28,854
McKesson Corp.	1,939	248,774
National Healthcare Corp.	544	25,715
Omnicare, Inc.	1,600	88,800
Owens & Minor, Inc.	2,325	80,422
Patterson Cos., Inc.	1,542	61,988
Quest Diagnostics, Inc.	2,925	180,736
UnitedHealth Group, Inc.	16,009	1,146,404
WellPoint, Inc.	5,561	464,955

Total Health Care Providers & Services		3,594,025
Investments	Shares	Value

Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	685	$40,072
Quality Systems, Inc.	2,578	56,020

Total Health Care Technology		96,092
Hotels, Restaurants & Leisure – 2.2%
Bob Evans Farms, Inc.	1,050	60,133
Brinker International, Inc.	2,281	92,449
Burger King Worldwide, Inc.(a)	2,907	56,745
CEC Entertainment, Inc.	675	30,955
Cheesecake Factory, Inc. (The)	936	41,137
Choice Hotels International, Inc.	1,610	69,536
Cracker Barrel Old Country Store, Inc.	428	44,187
Darden Restaurants, Inc.	5,004	231,635
Dunkin' Brands Group, Inc.	1,780	80,563
International Game Technology	4,418	83,633
Las Vegas Sands Corp.	16,045	1,065,709
Marriott International, Inc. Class A	4,299	180,816
McDonald's Corp.	32,986	3,173,583
Six Flags Entertainment Corp.	5,747	194,191
Speedway Motorsports, Inc.	1,671	29,911
Starbucks Corp.	11,178	860,371
Starwood Hotels & Resorts Worldwide, Inc.	4,297	285,536
Texas Roadhouse, Inc.	1,896	49,827
Vail Resorts, Inc.	610	42,322
Wendy's Co. (The)	13,858	117,516
Wyndham Worldwide Corp.	2,418	147,425
Wynn Resorts Ltd.	1,756	277,465
Yum! Brands, Inc.	8,700	621,093

Total Hotels, Restaurants & Leisure		7,836,738
Household Durables – 0.3%
D.R. Horton, Inc.	2,571	49,955
Harman International Industries, Inc.	595	39,407
KB Home(a)	1,293	23,300
Leggett & Platt, Inc.	6,014	181,322
Lennar Corp. Class A	739	26,161
M.D.C. Holdings, Inc.	1,700	51,017
NACCO Industries, Inc. Class A	244	13,522
Newell Rubbermaid, Inc.	7,537	207,267
Ryland Group, Inc. (The)	456	18,486
Tupperware Brands Corp.	1,303	112,540
Whirlpool Corp.	1,614	236,354

Total Household Durables		959,331
Household Products – 2.7%
Church & Dwight Co., Inc.	1,983	119,079
Clorox Co. (The)	4,299	351,314
Colgate-Palmolive Co.	21,577	1,279,516
Energizer Holdings, Inc.	1,083	98,715
Kimberly-Clark Corp.	13,417	1,264,150
Procter & Gamble Co. (The)	86,341	6,526,516
Spectrum Brands Holdings, Inc.	1,126	74,136
WD-40 Co.	610	39,589

Total Household Products		9,753,015

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	9,651	$128,262
NRG Energy, Inc.	3,178	86,855

Total Independent Power Producers & Energy Traders		215,117
Industrial Conglomerates – 2.8%
3M Co.	17,140	2,046,687
Carlisle Cos., Inc.	928	65,229
Danaher Corp.	1,268	87,898
General Electric Co.	327,692	7,828,562

Total Industrial Conglomerates		10,028,376
Insurance – 2.7%
Aflac, Inc.	12,142	752,683
Allstate Corp. (The)	10,484	529,966
American Financial Group, Inc.	1,994	107,796
American National Insurance Co.	1,305	127,942
AmTrust Financial Services, Inc.	1,450	56,637
Arthur J. Gallagher & Co.	4,574	199,655
Assurant, Inc.	1,754	94,891
Baldwin & Lyons, Inc. Class B	952	23,210
Brown & Brown, Inc.	2,345	75,275
Chubb Corp. (The)	5,563	496,553
Cincinnati Financial Corp.	6,574	310,030
CNA Financial Corp.	5,360	204,645
Donegal Group, Inc. Class A	1,301	18,201
Erie Indemnity Co. Class A	1,317	95,443
Fidelity National Financial, Inc. Class A	6,129	163,031
First American Financial Corp.	2,540	61,849
Hanover Insurance Group, Inc. (The)	1,711	94,653
Hartford Financial Services Group, Inc.	7,683	239,095
HCC Insurance Holdings, Inc.	1,894	82,995
Horace Mann Educators Corp.	1,739	49,353
Kemper Corp.	2,205	74,088
Lincoln National Corp.	4,790	201,132
Loews Corp.	2,607	121,851
Marsh & McLennan Cos., Inc.	13,968	608,306
Mercury General Corp.	2,940	142,031
MetLife, Inc.	23,550	1,105,673
Old Republic International Corp.	16,983	261,538
Principal Financial Group, Inc.	8,049	344,658
ProAssurance Corp.	734	33,074
Progressive Corp. (The)	11,190	304,704
Protective Life Corp.	2,069	88,036
Prudential Financial, Inc.	14,276	1,113,242
Reinsurance Group of America, Inc.	1,054	70,607
RLI Corp.	614	53,676
Safety Insurance Group, Inc.	945	50,057
Selective Insurance Group, Inc.	1,996	48,902
StanCorp Financial Group, Inc.	1,412	77,688
State Auto Financial Corp.	2,429	50,863
Symetra Financial Corp.	3,744	66,718
Torchmark Corp.	1,163	84,143
Travelers Cos., Inc. (The)	9,445	800,653
United Fire Group, Inc.	1,068	32,542
Investments	Shares	Value

Universal Insurance Holdings, Inc.	3,814	$26,889
Unum Group	5,724	174,239
W.R. Berkley Corp.	1,322	56,661

Total Insurance		9,775,874
Internet & Catalog Retail – 0.0%
Expedia, Inc.	1,038	53,758
HSN, Inc.	813	43,593
Nutrisystem, Inc.	2,092	30,083

Total Internet & Catalog Retail		127,434
Internet Software & Services – 0.1%
Earthlink, Inc.	4,997	24,735
IAC/InterActiveCorp	1,617	88,401
j2 Global, Inc.	1,605	79,479
United Online, Inc.	5,630	44,928

Total Internet Software & Services		237,543
IT Services – 2.2%
Automatic Data Processing, Inc.	14,415	1,043,358
Booz Allen Hamilton Holding Corp.	3,574	69,050
Broadridge Financial Solutions, Inc.	3,644	115,697
Computer Sciences Corp.	3,124	161,636
DST Systems, Inc.	554	41,777
Fidelity National Information Services, Inc.	6,136	284,956
International Business Machines Corp.	19,255	3,565,641
Jack Henry & Associates, Inc.	1,069	55,171
Leidos Holdings, Inc.	3,173	144,435
Lender Processing Services, Inc.	1,703	56,659
ManTech International Corp. Class A	792	22,778
Mastercard, Inc. Class A	269	180,978
Paychex, Inc.	14,915	606,146
Science Applications International Corp.*	1,813	61,189
Total System Services, Inc.	3,617	106,412
Visa, Inc. Class A	4,560	871,416
Western Union Co. (The)	20,144	375,887

Total IT Services		7,763,186
Leisure Equipment & Products – 0.2%
Callaway Golf Co.	3,146	22,399
Hasbro, Inc.	4,317	203,503
Mattel, Inc.	11,000	460,460
Polaris Industries, Inc.	1,089	140,677
Sturm Ruger & Co., Inc.(a)	797	49,916

Total Leisure Equipment & Products		876,955
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	3,017	154,621
PerkinElmer, Inc.	1,156	43,639
Techne Corp.	686	54,921
Thermo Fisher Scientific, Inc.	2,946	271,474

Total Life Sciences Tools & Services		524,655
Machinery – 1.8%
Albany International Corp. Class A	853	30,597
Barnes Group, Inc.	1,508	52,659
Briggs & Stratton Corp.	228	4,587

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Caterpillar, Inc.	15,534	$1,295,069
CLARCOR, Inc.	816	45,312
Crane Co.	1,410	86,955
Cummins, Inc.	3,420	454,415
Deere & Co.	8,854	720,627
Donaldson Co., Inc.	1,366	52,086
Douglas Dynamics, Inc.	1,202	17,705
Dover Corp.	3,738	335,784
Flowserve Corp.	1,489	92,899
Graco, Inc.	1,082	80,133
Harsco Corp.	3,512	87,449
IDEX Corp.	1,630	106,358
Illinois Tool Works, Inc.	13,256	1,011,035
ITT Corp.	1,877	67,478
Joy Global, Inc.	1,040	53,082
Kaydon Corp.	222	7,886
Kennametal, Inc.	1,308	59,645
Lincoln Electric Holdings, Inc.	1,253	83,475
Mueller Industries, Inc.	570	31,732
Nordson Corp.	674	49,627
PACCAR, Inc.	6,113	340,250
Pall Corp.	1,419	109,320
Parker Hannifin Corp.	2,750	298,980
Snap-On, Inc.	1,131	112,534
SPX Corp.	949	80,323
Stanley Black & Decker, Inc.	4,293	388,817
Timken Co. (The)	1,776	107,270
Toro Co. (The)	711	38,643
Trinity Industries, Inc.	1,069	48,479
Woodward, Inc.	498	20,333
Xylem, Inc.	2,418	67,535

Total Machinery		6,439,079
Marine – 0.0%
International Shipholding Corp.	1,307	35,864
Matson, Inc.	1,847	48,447

Total Marine		84,311
Media – 2.6%
Belo Corp. Class A	4,280	58,636
Cablevision Systems Corp. Class A	9,080	152,907
CBS Corp. Class A	851	47,086
CBS Corp. Class B	7,668	422,967
Cinemark Holdings, Inc.	3,868	122,770
Comcast Corp. Class A	35,274	1,592,621
Comcast Corp. Special Class A	9,285	402,690
Gannett Co., Inc.	9,316	249,576
Harte-Hanks, Inc.	3,154	27,850
Interpublic Group of Cos., Inc. (The)	9,067	155,771
John Wiley & Sons, Inc. Class A	1,441	68,721
Meredith Corp.	1,942	92,478
National CineMedia, Inc.	4,427	83,493
Omnicom Group, Inc.	6,055	384,129
Regal Entertainment Group Class A(a)	8,746	165,999
Scripps Networks Interactive, Inc. Class A	1,060	82,797
Investments	Shares	Value

Sinclair Broadcast Group, Inc. Class A	2,819	$94,493
Time Warner Cable, Inc.	7,057	787,561
Time Warner, Inc.	20,527	1,350,882
Twenty-First Century Fox, Inc. Class A	10,788	361,398
Twenty-First Century Fox, Inc. Class B	5,347	178,590
Viacom, Inc. Class A	1,058	88,671
Viacom, Inc. Class B	9,174	766,763
Walt Disney Co. (The)	25,981	1,675,515
Washington Post Co. (The) Class B	162	99,039
World Wrestling Entertainment, Inc. Class A	3,638	36,998

Total Media		9,550,401
Metals & Mining – 1.1%
Alcoa, Inc.	14,444	117,285
Allegheny Technologies, Inc.	2,018	61,589
AMCOL International Corp.	938	30,654
Carpenter Technology Corp.	355	20,629
Cliffs Natural Resources, Inc.(a)	9,425	193,213
Commercial Metals Co.	3,719	63,037
Compass Minerals International, Inc.	715	54,533
Freeport-McMoRan Copper & Gold, Inc.	33,359	1,103,516
Globe Specialty Metals, Inc.	1,557	23,994
Gold Resource Corp.	1,632	10,820
Hecla Mining Co.(a)	4,692	14,733
Kaiser Aluminum Corp.	233	16,601
Newmont Mining Corp.	15,130	425,153
Nucor Corp.	10,402	509,906
Reliance Steel & Aluminum Co.	1,142	83,674
Royal Gold, Inc.	599	29,147
Southern Copper Corp.	36,097	983,282
Steel Dynamics, Inc.	6,853	114,514
United States Steel Corp.(a)	1,386	28,538
Walter Energy, Inc.(a)	968	13,581
Worthington Industries, Inc.	1,877	64,625

Total Metals & Mining		3,963,024
Multiline Retail – 0.6%
Family Dollar Stores, Inc.	1,486	107,022
Kohl’s Corp.	6,733	348,433
Macy’s, Inc.	7,781	336,684
Nordstrom, Inc.	4,348	244,358
Target Corp.	15,134	968,273

Total Multiline Retail		2,004,770
Multi-Utilities – 2.2%
Alliant Energy Corp.	4,476	221,786
Ameren Corp.	11,990	417,732
Avista Corp.	2,589	68,350
Black Hills Corp.	1,263	62,973
CenterPoint Energy, Inc.	16,942	406,100
CMS Energy Corp.	10,134	266,727
Consolidated Edison, Inc.	12,797	705,627
Dominion Resources, Inc.	23,351	1,458,970
DTE Energy Co.	6,800	448,664
Integrys Energy Group, Inc.	3,893	217,580

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

MDU Resources Group, Inc.	5,855	$163,764
NiSource, Inc.	10,938	337,875
NorthWestern Corp.	1,785	80,182
PG&E Corp.	18,183	744,048
Public Service Enterprise Group, Inc.	21,758	716,491
SCANA Corp.	5,587	257,225
Sempra Energy	7,814	668,878
TECO Energy, Inc.	10,094	166,955
Vectren Corp.	4,063	135,501
Wisconsin Energy Corp.	6,885	278,016

Total Multi-Utilities		7,823,444
Office Electronics – 0.1%
Xerox Corp.	38,996	401,269
Oil, Gas & Consumable Fuels – 8.7%
Anadarko Petroleum Corp.	2,344	217,968
Apache Corp.	3,370	286,922
Arch Coal, Inc.(a)	4,813	19,782
Berry Petroleum Co. Class A	605	26,094
Chesapeake Energy Corp.	12,737	329,633
Chevron Corp.	62,584	7,603,956
Cimarex Energy Co.	448	43,187
ConocoPhillips	52,865	3,674,646
Consol Energy, Inc.	2,896	97,450
Crosstex Energy, Inc.	1,930	40,318
Delek US Holdings, Inc.	1,134	23,916
Devon Energy Corp.	5,978	345,289
Energen Corp.	466	35,598
EOG Resources, Inc.	1,492	252,566
EQT Corp.	2,722	241,496
EXCO Resources, Inc.(a)	1,366	9,207
Exxon Mobil Corp.	113,510	9,766,400
Hess Corp.	2,504	193,659
HollyFrontier Corp.	3,416	143,848
Kinder Morgan, Inc.	40,735	1,448,944
Marathon Oil Corp.	14,827	517,166
Marathon Petroleum Corp.	7,875	506,520
Murphy Oil Corp.	3,952	238,385
Noble Energy, Inc.	3,397	227,633
Occidental Petroleum Corp.	22,259	2,082,107
Peabody Energy Corp.	2,944	50,784
Phillips 66	10,832	626,306
Pioneer Natural Resources Co.	2	378
Range Resources Corp.	448	33,999
Spectra Energy Corp.	27,461	939,990
Targa Resources Corp.	1,402	102,290
Tesoro Corp.	2,107	92,666
Valero Energy Corp.	11,410	389,651
W&T Offshore, Inc.	1,673	29,646
Western Refining, Inc.(a)	966	29,019
Williams Cos., Inc. (The)	23,673	860,750

Total Oil, Gas & Consumable Fuels		31,528,169
Investments	Shares	Value

Paper & Forest Products – 0.2%
International Paper Co.	13,404	$600,499
PH Glatfelter Co.	1,398	37,844

Total Paper & Forest Products		638,343
Personal Products – 0.1%
Avon Products, Inc.	8,173	168,364
Estee Lauder Cos., Inc. (The) Class A	2,379	166,292
Nu Skin Enterprises, Inc. Class A	1,066	102,059

Total Personal Products		436,715
Pharmaceuticals – 7.2%
Allergan, Inc.	729	65,938
Bristol-Myers Squibb Co.	66,143	3,061,098
Eli Lilly & Co.	45,331	2,281,509
Johnson & Johnson	93,102	8,071,012
Merck & Co., Inc.	115,830	5,514,666
Perrigo Co.	338	41,703
Pfizer, Inc.	246,881	7,087,954
Questcor Pharmaceuticals, Inc.(a)	1,705	98,890

Total Pharmaceuticals		26,222,770
Professional Services – 0.1%
Corporate Executive Board Co. (The)	685	49,745
Dun & Bradstreet Corp. (The)	803	83,392
Equifax, Inc.	1,884	112,757
Insperity, Inc.	853	32,073
Manpowergroup, Inc.	1,422	103,436
Robert Half International, Inc.	3,070	119,822
Towers Watson & Co. Class A	358	38,292

Total Professional Services		539,517
Real Estate Investment Trusts (REITs) – 5.0%
Acadia Realty Trust	1,823	44,992
Agree Realty Corp.	973	29,365
Alexander’s, Inc.	197	56,366
Alexandria Real Estate Equities, Inc.	1,728	110,333
American Assets Trust, Inc.	1,832	55,894
American Campus Communities, Inc.	2,462	84,077
American Tower Corp.	4,220	312,829
Apartment Investment & Management Co. Class A	4,237	118,382
Ashford Hospitality Trust, Inc.	4,020	49,607
Associated Estates Realty Corp.	571	8,514
AvalonBay Communities, Inc.	3,103	394,360
BioMed Realty Trust, Inc.	6,855	127,434
Boston Properties, Inc.	3,544	378,854
Brandywine Realty Trust	7,950	104,781
BRE Properties, Inc.	2,332	118,372
Camden Property Trust	2,431	149,361
Campus Crest Communities, Inc.	2,461	26,579
CBL & Associates Properties, Inc.	6,721	128,371
Cedar Realty Trust, Inc.	4,747	24,589
Chesapeake Lodging Trust	2,439	57,414
Colonial Properties Trust	3,335	75,004
CommonWealth REIT	6,008	131,635

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Corporate Office Properties Trust	3,985	$92,054
Corrections Corp. of America	2,331	80,536
Cousins Properties, Inc.	3,066	31,549
CubeSmart	3,804	67,863
DCT Industrial Trust, Inc.	14,694	105,650
DDR Corp.	9,013	141,594
DiamondRock Hospitality Co.	4,616	49,253
Digital Realty Trust, Inc.(a)	5,041	267,677
Douglas Emmett, Inc.	3,516	82,521
Duke Realty Corp.	13,471	207,992
DuPont Fabros Technology, Inc.	2,343	60,379
EastGroup Properties, Inc.	1,088	64,420
Education Realty Trust, Inc.	2,072	18,855
EPR Properties	3,152	153,628
Equity Lifestyle Properties, Inc.	1,662	56,791
Equity One, Inc.	5,363	117,235
Equity Residential	7,186	384,954
Essex Property Trust, Inc.	1,052	155,380
Excel Trust, Inc.	2,065	24,780
Extra Space Storage, Inc.	2,881	131,806
Federal Realty Investment Trust	1,756	178,146
First Potomac Realty Trust	3,025	38,024
Franklin Street Properties Corp.	6,017	76,657
General Growth Properties, Inc.	20,715	399,592
Geo Group, Inc. (The)	1,834	60,980
Getty Realty Corp.	1,326	25,764
Gladstone Commercial Corp.	1,440	25,862
Glimcher Realty Trust	6,154	60,002
Government Properties Income Trust	3,755	89,857
HCP, Inc.	19,558	800,900
Health Care REIT, Inc.	13,018	812,063
Healthcare Realty Trust, Inc.	4,752	109,819
Healthcare Trust of America, Inc. Class A	3,049	32,075
Hersha Hospitality Trust	4,521	25,272
Highwoods Properties, Inc.	3,903	137,815
Home Properties, Inc.	2,210	127,628
Hospitality Properties Trust	9,526	269,586
Host Hotels & Resorts, Inc.	15,410	272,295
Hudson Pacific Properties, Inc.	1,654	32,170
Inland Real Estate Corp.	7,230	73,963
Investors Real Estate Trust	6,152	50,754
Kilroy Realty Corp.	2,335	116,633
Kimco Realty Corp.	17,248	348,065
Kite Realty Group Trust	4,911	29,122
LaSalle Hotel Properties	2,647	75,492
Lexington Realty Trust	9,785	109,886
Liberty Property Trust	6,283	223,675
LTC Properties, Inc.	1,525	57,920
Macerich Co. (The)	5,335	301,107
Mack-Cali Realty Corp.	6,048	132,693
Medical Properties Trust, Inc.	6,615	80,505
Mid-America Apartment Communities, Inc.	1,501	93,813
Monmouth Real Estate Investment Corp. Class A	3,423	31,047
National Health Investors, Inc.	1,479	84,140
Investments	Shares	Value

National Retail Properties, Inc.(a)	5,743	$182,742
Omega Healthcare Investors, Inc.	8,686	259,451
One Liberty Properties, Inc.	938	19,023
Parkway Properties, Inc.(a)	1,643	29,196
Pebblebrook Hotel Trust	1,593	45,735
Pennsylvania Real Estate Investment Trust	2,574	48,134
Piedmont Office Realty Trust, Inc. Class A	7,886	136,901
Plum Creek Timber Co., Inc.	6,077	284,586
Post Properties, Inc.	1,176	52,944
Potlatch Corp.	1,587	62,972
Prologis, Inc.	14,327	538,982
PS Business Parks, Inc.	591	44,100
Public Storage	5,035	808,369
Ramco-Gershenson Properties Trust	598	9,215
Rayonier, Inc.	4,171	232,116
Realty Income Corp.	8,492	337,557
Regency Centers Corp.	3,616	174,834
Retail Opportunity Investments Corp.	2,202	30,432
Retail Properties of America, Inc. Class A	7,200	99,000
RLJ Lodging Trust	3,892	91,423
Sabra Health Care REIT, Inc.	2,777	63,899
Saul Centers, Inc.	909	42,041
Select Income REIT	2,254	58,153
Senior Housing Properties Trust	11,114	259,401
Simon Property Group, Inc.	8,388	1,243,353
SL Green Realty Corp.	1,415	125,709
Sovran Self Storage, Inc.	1,041	78,783
STAG Industrial, Inc.	1,949	39,214
Sun Communities, Inc.	2,005	85,453
Tanger Factory Outlet Centers, Inc.	2,566	83,780
Taubman Centers, Inc.	1,433	96,455
UDR, Inc.	9,000	213,300
Universal Health Realty Income Trust	205	8,583
Urstadt Biddle Properties, Inc. Class A	33	656
Ventas, Inc.	11,212	689,538
Vornado Realty Trust	6,283	528,149
Washington Real Estate Investment Trust	3,322	83,947
Weingarten Realty Investors	5,222	153,161
Weyerhaeuser Co.	13,310	381,065
Winthrop Realty Trust	2,879	32,101
WP Carey, Inc.	3,268	211,439

Total Real Estate Investment Trusts (REITs)		18,231,244
Road & Rail – 0.9%
Con-way, Inc.	841	36,239
CSX Corp.	27,452	706,614
JB Hunt Transport Services, Inc.	1,127	82,192
Kansas City Southern	929	101,595
Knight Transportation, Inc.	719	11,878
Norfolk Southern Corp.	9,644	745,963
Ryder System, Inc.	1,499	89,490
Union Pacific Corp.	10,058	1,562,410
Werner Enterprises, Inc.	896	20,904

Total Road & Rail		3,357,285

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 2.5%
Altera Corp.	3,495	$129,874
Analog Devices, Inc.	8,881	417,851
Applied Materials, Inc.	37,879	664,398
Brooks Automation, Inc.	5,159	48,030
Intel Corp.	205,972	4,720,878
Intersil Corp. Class A	8,008	89,930
KLA-Tencor Corp.	5,304	322,749
Linear Technology Corp.	6,553	259,892
Maxim Integrated Products, Inc.	9,053	269,779
Microchip Technology, Inc.(a)	8,043	324,053
MKS Instruments, Inc.	1,360	36,162
NVIDIA Corp.	13,098	203,805
Texas Instruments, Inc.	30,176	1,215,188
Xilinx, Inc.	7,040	329,894

Total Semiconductors & Semiconductor Equipment		9,032,483
Software – 3.2%
Activision Blizzard, Inc.	16,141	269,070
American Software, Inc. Class A	3,400	29,036
Blackbaud, Inc.	1,512	59,028
CA, Inc.	18,416	546,403
Factset Research Systems, Inc.(a)	596	65,023
Intuit, Inc.	3,940	261,261
Microsoft Corp.	275,148	9,165,180
Oracle Corp.	33,762	1,119,886
Solera Holdings, Inc.	606	32,039

Total Software		11,546,926
Specialty Retail – 1.9%
Abercrombie & Fitch Co. Class A	1,482	52,418
Advance Auto Parts, Inc.	269	22,241
American Eagle Outfitters, Inc.	4,234	59,234
Best Buy Co., Inc.	18,008	675,300
Buckle, Inc. (The)	1,365	73,778
Cato Corp. (The) Class A	1,530	42,809
Chico’s FAS, Inc.	2,077	34,603
Dick’s Sporting Goods, Inc.	1,272	67,899
DSW, Inc. Class A	554	47,267
Foot Locker, Inc.	3,262	110,712
GameStop Corp. Class A	3,982	197,706
Gap, Inc. (The)	7,653	308,263
GNC Holdings, Inc. Class A	1,198	65,447
Guess?, Inc.	2,580	77,013
Home Depot, Inc. (The)	27,499	2,085,799
L Brands, Inc.	5,756	351,692
Lowe’s Cos., Inc.	20,400	971,244
Men’s Wearhouse, Inc. (The)	1,051	35,787
Penske Automotive Group, Inc.	1,851	79,093
PetSmart, Inc.	999	76,184
Pier 1 Imports, Inc.	1,152	22,487
Rent-A-Center, Inc.	1,031	39,281
Ross Stores, Inc.	2,306	167,877
Staples, Inc.	23,120	338,708
Tiffany & Co.	2,596	198,905
Investments	Shares	Value

TJX Cos., Inc. (The)	7,610	$429,128
Tractor Supply Co.	874	58,707
Williams-Sonoma, Inc.	1,868	104,982

Total Specialty Retail		6,794,564
Textiles, Apparel & Luxury Goods – 0.5%
Cherokee, Inc.	1,428	18,578
Coach, Inc.	5,715	311,639
Columbia Sportswear Co.	697	41,980
Jones Group, Inc. (The)	1,973	29,615
NIKE, Inc. Class B	12,152	882,721
Ralph Lauren Corp.	585	96,367
VF Corp.	2,441	485,881
Wolverine World Wide, Inc.	967	56,309

Total Textiles, Apparel & Luxury Goods		1,923,090
Thrifts & Mortgage Finance – 0.4%
Astoria Financial Corp.	2,769	34,446
Berkshire Hills Bancorp, Inc.	956	24,005
Brookline Bancorp, Inc.	3,163	29,764
Capitol Federal Financial, Inc.	5,258	65,357
Dime Community Bancshares, Inc.	2,211	36,813
Hudson City Bancorp, Inc.	20,903	189,172
New York Community Bancorp, Inc.(a)	32,279	487,736
Northwest Bancshares, Inc.	4,544	60,072
OceanFirst Financial Corp.	1,399	23,657
Oritani Financial Corp.	3,157	51,964
People’s United Financial, Inc.	17,786	255,763
Provident Financial Services, Inc.	2,793	45,275
TrustCo Bank Corp.	8,533	50,857
Washington Federal, Inc.	2,081	43,035

Total Thrifts & Mortgage Finance		1,397,916
Tobacco – 3.3%
Altria Group, Inc.	106,588	3,661,298
Lorillard, Inc.	19,605	877,912
Philip Morris International, Inc.	65,815	5,698,921
Reynolds American, Inc.	30,296	1,477,839
Universal Corp.	1,275	64,936
Vector Group Ltd.(a)	7,734	124,517

Total Tobacco		11,905,423
Trading Companies & Distributors – 0.3%
Applied Industrial Technologies, Inc.	1,087	55,981
Fastenal Co.	5,273	264,968
GATX Corp.	1,648	78,313
Kaman Corp.	733	27,751
MSC Industrial Direct Co. Class A	815	66,300
TAL International Group, Inc.*(a)	2,772	129,536
W.W. Grainger, Inc.	1,048	274,272
Watsco, Inc.	1,079	101,717

Total Trading Companies & Distributors		998,838
Water Utilities – 0.1%
American States Water Co.	1,687	46,494
American Water Works Co., Inc.	4,626	190,961
Aqua America, Inc.	4,834	119,545

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

September 30, 2013

Investments	Shares	Value

California Water Service Group	447	$9,083
Connecticut Water Service, Inc.	626	20,132
Middlesex Water Co.	1,770	37,860
SJW Corp.	938	26,283

Total Water Utilities		450,358
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.	1,861	34,987
Telephone & Data Systems, Inc.	2,292	67,729
USA Mobility, Inc.	1,941	27,485

Total Wireless Telecommunication Services		130,201
TOTAL COMMON STOCKS (Cost: $284,302,205)		360,272,978
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree Total Earnings Fund(a)(b)
(Cost: $746,084)	13,328	809,396
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $4,449,349)(d)	4,449,349	4,449,349
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $289,497,638)(e)		365,531,723
Liabilities in Excess of Other Assets – (1.0)%		(3,737,844)

NET ASSETS – 100.0%		$361,793,879
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $5,047,167 and the total market value of the collateral held by the Fund was $5,164,273. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $714,924.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 102.2%
COMMON STOCKS – 99.6%
Aerospace & Defense – 2.2%
Exelis, Inc.	29,441	$462,518
Lockheed Martin Corp.	66,245	8,449,550
Northrop Grumman Corp.	32,818	3,126,242
Raytheon Co.	46,726	3,601,173

Total Aerospace & Defense		15,639,483
Auto Components – 0.0%
Superior Industries International, Inc.	4,709	83,961
Biotechnology – 0.1%
PDL BioPharma, Inc.(a)	47,808	381,030
Capital Markets – 0.9%
Arlington Asset Investment Corp. Class A	27,462	653,046
BGC Partners, Inc. Class A	82,470	465,955
Federated Investors, Inc. Class B(a)	20,950	569,002
Fidus Investment Corp.(a)	31,127	603,864
GFI Group, Inc.	46,288	182,838
Greenhill & Co., Inc.	12,100	603,548
Hercules Technology Growth Capital, Inc.	58,765	896,166
Medley Capital Corp.	41,961	578,642
Waddell & Reed Financial, Inc. Class A	22,314	1,148,725
Westwood Holdings Group, Inc.	11,880	570,834

Total Capital Markets		6,272,620
Chemicals – 2.4%
Dow Chemical Co. (The)	196,472	7,544,525
E.I. du Pont de Nemours & Co.	148,372	8,688,664
FutureFuel Corp.	5,933	106,557
Kronos Worldwide, Inc.(a)	18,765	290,670
Olin Corp.	12,582	290,267

Total Chemicals		16,920,683
Commercial Banks – 1.2%
Arrow Financial Corp.(a)	2,199	56,096
Bank of Hawaii Corp.	7,435	404,836
BankUnited, Inc.	14,525	453,035
Chemical Financial Corp.	4,112	114,807
City Holding Co.	2,458	106,284
Community Bank System, Inc.	6,270	213,932
Community Trust Bancorp, Inc.	2,754	111,785
Cullen/Frost Bankers, Inc.(a)	8,813	621,757
CVB Financial Corp.	14,861	200,921
Financial Institutions, Inc.	1,854	37,933
First Busey Corp.	11,056	57,602
First Financial Bancorp	18,767	284,695
First Financial Corp.	1,589	50,165
First Interstate BancSystem, Inc.	2,253	54,410
First Niagara Financial Group, Inc.	60,822	630,724
FirstMerit Corp.	20,841	452,458
Flushing Financial Corp.	4,941	91,161
FNB Corp.	27,797	337,178
Fulton Financial Corp.	28,764	335,964
Glacier Bancorp, Inc.	11,282	278,778
Investments	Shares	Value

Hudson Valley Holding Corp.	3,034	$56,979
National Bankshares, Inc.(a)	1,040	37,326
National Penn Bancshares, Inc.	28,835	289,792
NBT Bancorp, Inc.	5,995	137,765
PacWest Bancorp	5,995	205,988
Park National Corp.(a)	3,731	295,047
Renasant Corp.	3,816	103,681
Republic Bancorp, Inc. Class A	2,290	63,089
S&T Bancorp, Inc.	3,733	90,413
Simmons First National Corp. Class A	2,075	64,512
Southside Bancshares, Inc.(a)	3,919	105,108
Sterling Bancorp	5,702	78,288
S.Y. Bancorp, Inc.	1,979	56,065
Tompkins Financial Corp.	2,201	101,730
Trustmark Corp.	11,382	291,379
United Bankshares, Inc.(a)	11,150	323,127
Univest Corp. of Pennsylvania	3,592	67,709
Valley National Bancorp(a)	55,138	548,623
Washington Banking Co.	2,629	36,964
Washington Trust Bancorp, Inc.	2,714	85,301
WesBanco, Inc.	3,649	108,485
Westamerica Bancorp.(a)	3,718	184,933

Total Commercial Banks		8,226,825
Commercial Services & Supplies – 1.3%
Deluxe Corp.	6,807	283,580
Ennis, Inc.	4,907	88,522
Knoll, Inc.	5,972	101,166
McGrath Rentcorp	3,325	118,702
Pitney Bowes, Inc.(a)	114,587	2,084,337
Quad Graphics, Inc.(a)	6,644	201,712
Republic Services, Inc.	47,781	1,593,974
R.R. Donnelley & Sons Co.(a)	85,024	1,343,379
U.S. Ecology, Inc.	2,488	74,964
Waste Management, Inc.	80,476	3,318,830

Total Commercial Services & Supplies		9,209,166
Communications Equipment – 0.0%
Comtech Telecommunications Corp.	3,580	87,066
Computers & Peripherals – 1.4%
Dell, Inc.	219,124	3,017,338
Diebold, Inc.	9,745	286,113
Hewlett-Packard Co.	299,603	6,285,671
Lexmark International, Inc. Class A	14,601	481,833

Total Computers & Peripherals		10,070,955
Containers & Packaging – 0.3%
Greif, Inc. Class B	4,831	257,251
MeadWestvaco Corp.	24,442	938,084
Sonoco Products Co.	16,622	647,260

Total Containers & Packaging		1,842,595
Diversified Consumer Services – 0.2%
H&R Block, Inc.	48,618	1,296,156
Hillenbrand, Inc.	8,797	240,774

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2013

Investments	Shares	Value

Universal Technical Institute, Inc.	3,858	$46,798

Total Diversified Consumer Services		1,583,728
Diversified Financial Services – 0.9%
CME Group, Inc.	54,444	4,022,323
NYSE Euronext	62,421	2,620,433

Total Diversified Financial Services		6,642,756
Diversified Telecommunication Services – 11.0%
AT&T, Inc.	1,249,231	42,248,992
CenturyLink, Inc.	188,076	5,901,825
Consolidated Communications Holdings, Inc.	15,892	273,978
Frontier Communications Corp.(a)	373,643	1,558,091
Lumos Networks Corp.(a)	4,816	104,363
Verizon Communications, Inc.	561,656	26,206,869
Windstream Holdings, Inc.(a)	278,256	2,226,048

Total Diversified Telecommunication Services		78,520,166
Electric Utilities – 7.4%
ALLETE, Inc.	7,388	356,840
American Electric Power Co., Inc.	86,976	3,770,410
Cleco Corp.	8,287	371,589
Duke Energy Corp.	138,066	9,220,047
Empire District Electric Co. (The)	8,021	173,735
Entergy Corp.	37,676	2,380,746
Exelon Corp.	246,187	7,296,983
FirstEnergy Corp.	92,197	3,360,581
Great Plains Energy, Inc.	26,514	588,611
Hawaiian Electric Industries, Inc.	19,961	501,021
IDACORP, Inc.	7,589	367,308
NextEra Energy, Inc.	59,660	4,782,346
Northeast Utilities	45,361	1,871,141
NV Energy, Inc.	37,165	877,466
Otter Tail Corp.	7,155	197,478
Pepco Holdings, Inc.	54,022	997,246
Pinnacle West Capital Corp.	19,825	1,085,221
Portland General Electric Co.	12,338	348,302
PPL Corp.	118,449	3,598,481
Southern Co. (The)	164,136	6,759,120
UIL Holdings Corp.	10,065	374,217
Unitil Corp.	3,045	89,127
UNS Energy Corp.	7,202	335,757
Westar Energy, Inc.	23,460	719,049
Xcel Energy, Inc.	79,397	2,192,151

Total Electric Utilities		52,614,973
Electrical Equipment – 0.8%
Emerson Electric Co.	92,748	6,000,796
Electronic Equipment, Instruments & Components – 0.1%
Electro Rent Corp.	4,671	84,732
Molex, Inc. Class A	13,201	505,334

Total Electronic Equipment, Instruments & Components		590,066
Energy Equipment & Services – 0.3%
Diamond Offshore Drilling, Inc.(a)	29,050	1,810,396
Investments	Shares	Value

Food & Staples Retailing – 1.5%
Ingles Markets, Inc. Class A	1,929	55,420
Nash Finch Co.	1,589	41,966
Roundy's, Inc.	18,447	158,644
Safeway, Inc.	39,673	1,269,139
Sysco Corp.	85,253	2,713,603
Walgreen Co.	115,158	6,195,500

Total Food & Staples Retailing		10,434,272
Food Products – 0.9%
B&G Foods, Inc.	8,488	293,260
ConAgra Foods, Inc.	56,666	1,719,247
General Mills, Inc.	85,332	4,089,109

Total Food Products		6,101,616
Gas Utilities – 0.6%
AGL Resources, Inc.	23,033	1,060,209
Atmos Energy Corp.	14,538	619,173
Laclede Group, Inc. (The)	4,121	185,445
New Jersey Resources Corp.	7,418	326,763
Northwest Natural Gas Co.	4,640	194,787
Piedmont Natural Gas Co., Inc.	11,543	379,534
Questar Corp.	24,897	559,934
South Jersey Industries, Inc.	4,942	289,502
UGI Corp.	15,403	602,719
WGL Holdings, Inc.	8,510	363,462

Total Gas Utilities		4,581,528
Health Care Equipment & Supplies – 0.0%
Meridian Bioscience, Inc.	7,154	169,192
Health Care Providers & Services – 0.0%
Landauer, Inc.	1,717	87,996
Health Care Technology – 0.0%
Computer Programs & Systems, Inc.	1,547	90,499
Quality Systems, Inc.	8,950	194,484

Total Health Care Technology		284,983
Hotels, Restaurants & Leisure – 2.3%
Cracker Barrel Old Country Store, Inc.	2,867	295,989
Darden Restaurants, Inc.	23,529	1,089,158
McDonald's Corp.	142,913	13,749,660
Six Flags Entertainment Corp.	26,916	909,492
Speedway Motorsports, Inc.	5,383	96,356
Wendy's Co. (The)	58,248	493,943

Total Hotels, Restaurants & Leisure		16,634,598
Household Durables – 0.1%
Leggett & Platt, Inc.	25,102	756,825
Household Products – 4.9%
Clorox Co. (The)	18,351	1,499,644
Kimberly-Clark Corp.	56,932	5,364,133
Procter & Gamble Co. (The)	367,347	27,767,760

Total Household Products		34,631,537
Insurance – 0.8%
American National Insurance Co.	4,976	487,847
Arthur J. Gallagher & Co.	20,773	906,741

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2013

Investments	Shares	Value

Baldwin & Lyons, Inc. Class B	2,199	$53,612
Cincinnati Financial Corp.	27,966	1,318,877
Donegal Group, Inc. Class A	2,763	38,654
EMC Insurance Group, Inc.	2,170	65,491
Erie Indemnity Co. Class A	7,003	507,507
Hanover Insurance Group, Inc. (The)	5,798	320,745
HCI Group, Inc.(a)	1,640	66,978
Kemper Corp.	7,897	265,339
Mercury General Corp.	13,331	644,021
Old Republic International Corp.	71,315	1,098,251
Safety Insurance Group, Inc.	3,808	201,710

Total Insurance		5,975,773
Internet & Catalog Retail – 0.0%
Nutrisystem, Inc.	9,887	142,175
PetMed Express, Inc.(a)	4,115	67,033

Total Internet & Catalog Retail		209,208
Internet Software & Services – 0.0%
United Online, Inc.	29,480	235,250
IT Services – 0.7%
Leidos Holdings, Inc.	14,477	658,993
ManTech International Corp. Class A	2,979	85,676
Paychex, Inc.	60,270	2,449,373
Science Applications International Corp.*	8,272	279,180
Western Union Co. (The)	91,109	1,700,094

Total IT Services		5,173,316
Leisure Equipment & Products – 0.4%
Hasbro, Inc.	22,109	1,042,218
Mattel, Inc.	47,344	1,981,820

Total Leisure Equipment & Products		3,024,038
Machinery – 0.1%
Douglas Dynamics, Inc.	5,174	76,213
Harsco Corp.	12,039	299,771
Kaydon Corp.	4,201	149,220

Total Machinery		525,204
Media – 0.5%
Belo Corp. Class A	16,187	221,762
Cablevision Systems Corp. Class A	35,037	590,023
Gannett Co., Inc.	42,366	1,134,985
Harte-Hanks, Inc.	15,050	132,891
Meredith Corp.	6,592	313,911
National CineMedia, Inc.	14,300	269,698
Regal Entertainment Group Class A(a)	33,018	626,681
Sinclair Broadcast Group, Inc. Class A	10,040	336,541
World Wrestling Entertainment, Inc. Class A	6,575	66,868

Total Media		3,693,360
Metals & Mining – 1.1%
Cliffs Natural Resources, Inc.(a)	42,284	866,822
Commercial Metals Co.	16,623	281,760
Gold Resource Corp.	9,578	63,502
Nucor Corp.	44,343	2,173,694
Investments	Shares	Value

Southern Copper Corp.	151,743	4,133,479

Total Metals & Mining		7,519,257
Multi-Utilities – 4.6%
Alliant Energy Corp.	19,338	958,198
Ameren Corp.	53,087	1,849,551
Avista Corp.	11,526	304,286
Black Hills Corp.	7,934	395,589
CenterPoint Energy, Inc.	72,521	1,738,328
CMS Energy Corp.	44,480	1,170,714
Consolidated Edison, Inc.	51,659	2,848,477
Dominion Resources, Inc.	97,201	6,073,118
DTE Energy Co.	29,102	1,920,150
Integrys Energy Group, Inc.	16,443	918,999
MDU Resources Group, Inc.	26,278	734,996
NiSource, Inc.	49,659	1,533,967
NorthWestern Corp.	6,518	292,789
PG&E Corp.	77,804	3,183,740
Public Service Enterprise Group, Inc.	96,541	3,179,095
SCANA Corp.	24,151	1,111,912
Sempra Energy	33,350	2,854,760
TECO Energy, Inc.	46,273	765,355
Vectren Corp.	16,088	536,535

Total Multi-Utilities		32,370,559
Office Electronics – 0.2%
Xerox Corp.	170,662	1,756,112
Oil, Gas & Consumable Fuels – 8.8%
Chevron Corp.	265,639	32,275,138
ConocoPhillips	224,447	15,601,311
Crosstex Energy, Inc.	6,311	131,837
Kinder Morgan, Inc.	175,320	6,236,132
Spectra Energy Corp.	120,080	4,110,338
Targa Resources Corp.	5,722	417,477
Williams Cos., Inc. (The)	103,702	3,770,605

Total Oil, Gas & Consumable Fuels		62,542,838
Personal Products – 0.0%
Female Health Co. (The)	3,762	37,131
Pharmaceuticals – 15.6%
Bristol-Myers Squibb Co.	285,804	13,227,009
Eli Lilly & Co.	192,853	9,706,291
Johnson & Johnson	394,221	34,175,018
Merck & Co., Inc.	496,354	23,631,414
Pfizer, Inc.	1,059,143	30,407,996

Total Pharmaceuticals		111,147,728
Professional Services – 0.0%
Heidrick & Struggles International, Inc.	2,422	46,163
Real Estate Investment Trusts (REITs) – 6.9%
Agree Realty Corp.	3,047	91,958
Alexander's, Inc.	778	222,601
Alexandria Real Estate Equities, Inc.	8,771	560,028
Ashford Hospitality Trust, Inc.	12,281	151,548
Associated Estates Realty Corp.(a)	9,302	138,693

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

September 30, 2013

Investments	Shares	Value

BioMed Realty Trust, Inc.	28,352	$527,064
Brandywine Realty Trust	30,541	402,530
Camden Property Trust	12,334	757,801
Campus Crest Communities, Inc.	8,198	88,538
CBL & Associates Properties, Inc.	28,069	536,118
Cedar Realty Trust, Inc.	11,886	61,570
Chesapeake Lodging Trust	7,135	167,958
Colonial Properties Trust	12,051	271,027
CommonWealth REIT	22,888	501,476
CoreSite Realty Corp.	3,284	111,459
Corporate Office Properties Trust	15,354	354,677
DCT Industrial Trust, Inc.	49,328	354,668
DiamondRock Hospitality Co.	28,323	302,206
Digital Realty Trust, Inc.(a)	21,764	1,155,668
Duke Realty Corp.	56,114	866,400
DuPont Fabros Technology, Inc.	9,867	254,273
EastGroup Properties, Inc.	4,915	291,017
Education Realty Trust, Inc.	16,955	154,291
EPR Properties	12,553	611,833
Equity One, Inc.	20,973	458,470
Excel Trust, Inc.	9,324	111,888
First Potomac Realty Trust	14,200	178,494
Franklin Street Properties Corp.	21,406	272,712
Glimcher Realty Trust	21,337	208,036
Government Properties Income Trust	16,616	397,621
HCP, Inc.	83,781	3,430,832
Health Care REIT, Inc.	55,655	3,471,759
Healthcare Realty Trust, Inc.	18,536	428,367
Healthcare Trust of America, Inc. Class A	9,585	100,834
Hersha Hospitality Trust	45,360	253,562
Highwoods Properties, Inc.	16,708	589,960
Home Properties, Inc.	9,330	538,808
Hospitality Properties Trust	41,701	1,180,138
Inland Real Estate Corp.	25,483	260,691
Investors Real Estate Trust	22,764	187,803
Kimco Realty Corp.	73,570	1,484,643
Kite Realty Group Trust	17,434	103,384
LaSalle Hotel Properties	12,239	349,056
Lexington Realty Trust	43,228	485,450
Liberty Property Trust	26,500	943,400
LTC Properties, Inc.	6,887	261,568
Macerich Co. (The)	22,785	1,285,985
Mack-Cali Realty Corp.	25,084	550,343
Medical Properties Trust, Inc.	38,069	463,300
Mid-America Apartment Communities, Inc.	7,176	448,500
Monmouth Real Estate Investment Corp. Class A	10,393	94,265
National Health Investors, Inc.	5,521	314,090
National Retail Properties, Inc.(a)	23,321	742,074
Omega Healthcare Investors, Inc.	35,631	1,064,298
One Liberty Properties, Inc.	4,680	94,910
Parkway Properties, Inc.(a)	5,281	93,843
Pennsylvania Real Estate Investment Trust	8,769	163,980
Piedmont Office Realty Trust, Inc. Class A	32,572	565,450
Investments	Shares	Value

Plum Creek Timber Co., Inc.	25,754	1,206,060
Prologis, Inc.	60,454	2,274,280
Ramco-Gershenson Properties Trust	10,024	154,470
Rayonier, Inc.	17,794	990,236
Realty Income Corp.	35,764	1,421,619
Regency Centers Corp.	15,145	732,261
Retail Opportunity Investments Corp.	9,333	128,982
Retail Properties of America, Inc. Class A	32,470	446,463
RLJ Lodging Trust	15,330	360,102
Sabra Health Care REIT, Inc.	9,830	226,188
Saul Centers, Inc.	2,833	131,026
Select Income REIT	9,796	252,737
Senior Housing Properties Trust	50,876	1,187,446
STAG Industrial, Inc.	8,153	164,038
Summit Hotel Properties, Inc.	9,251	85,017
Sun Communities, Inc.	7,776	331,413
UDR, Inc.	40,928	969,994
Universal Health Realty Income Trust	2,691	112,672
Urstadt Biddle Properties, Inc. Class A	5,516	109,658
Ventas, Inc.	47,871	2,944,067
Vornado Realty Trust	26,847	2,256,759
Washington Real Estate Investment Trust	12,812	323,759
Weingarten Realty Investors	21,727	637,253
Whitestone REIT	5,429	79,969
Winthrop Realty Trust	9,646	107,553
WP Carey, Inc.(a)	15,282	988,745

Total Real Estate Investment Trusts (REITs)		49,136,683
Road & Rail – 0.5%
Norfolk Southern Corp.	42,113	3,257,441
Semiconductors & Semiconductor Equipment – 3.9%
Applied Materials, Inc.	163,252	2,863,440
Brooks Automation, Inc.	11,072	103,081
Intel Corp.	879,696	20,162,632
Intersil Corp. Class A	30,117	338,214
KLA-Tencor Corp.	23,299	1,417,744
Maxim Integrated Products, Inc.	38,659	1,152,038
Microchip Technology, Inc.(a)	36,075	1,453,462

Total Semiconductors & Semiconductor Equipment		27,490,611
Software – 5.9%
CA, Inc.	85,059	2,523,701
Microsoft Corp.	1,174,784	39,132,055

Total Software		41,655,756
Specialty Retail – 0.8%
Best Buy Co., Inc.	79,192	2,969,700
Cato Corp. (The) Class A	4,376	122,441
GameStop Corp. Class A	18,781	932,477
Staples, Inc.	102,396	1,500,101

Total Specialty Retail		5,524,719
Thrifts & Mortgage Finance – 0.7%
Brookline Bancorp, Inc.	10,921	102,767
Dime Community Bancshares, Inc.	7,166	119,314
Hudson City Bancorp, Inc.	86,919	786,617

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

September 30, 2013

Investments	Shares	Value

New York Community Bancorp, Inc.(a)	138,263	$2,089,154
Northwest Bancshares, Inc.	16,626	219,796
OceanFirst Financial Corp.	2,456	41,531
Oritani Financial Corp.	7,715	126,989
People's United Financial, Inc.	77,767	1,118,289
Provident Financial Services, Inc.	9,653	156,475
TrustCo Bank Corp.	19,879	118,479

Total Thrifts & Mortgage Finance		4,879,411
Tobacco – 7.2%
Altria Group, Inc.	456,180	15,669,783
Lorillard, Inc.	85,239	3,817,003
Philip Morris International, Inc.	280,607	24,297,760
Reynolds American, Inc.	129,664	6,325,010
Universal Corp.	3,881	197,659
Vector Group Ltd.(a)	39,429	634,807

Total Tobacco		50,942,022
Trading Companies & Distributors – 0.1%
TAL International Group, Inc.*(a)	9,596	448,421
Watsco, Inc.	4,095	386,036

Total Trading Companies & Distributors		834,457
Water Utilities – 0.0%
California Water Service Group	6,088	123,708
Middlesex Water Co.	2,729	58,373

Total Water Utilities		182,081
Wireless Telecommunication Services – 0.0%
NTELOS Holdings Corp.	11,030	207,364
USA Mobility, Inc.	3,863	54,700

Total Wireless Telecommunication Services		262,064
TOTAL COMMON STOCKS (Cost: $616,869,014)		708,600,994
EXCHANGE-TRADED FUNDS – 0.1%
WisdomTree Total Dividend Fund(b)
(Cost: $1,014,392)	16,397	1,013,007
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $17,454,679)(d)	17,454,679	17,454,679
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $635,338,085)(e)		727,068,680
Liabilities in Excess of Other Assets – (2.2)%		(15,635,842)

NET ASSETS – 100.0%		$711,432,838
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $18,379,569 and the total market value of the collateral held by the Fund was $18,893,441. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,438,762.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 100.0%
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.5%
Boeing Co. (The)	89,103	$10,469,603
General Dynamics Corp.	53,010	4,639,435
Honeywell International, Inc.	102,108	8,479,048
Lockheed Martin Corp.	81,195	10,356,422
Northrop Grumman Corp.	39,539	3,766,485
Precision Castparts Corp.	614	139,525
Raytheon Co.	56,430	4,349,060
Rockwell Collins, Inc.	15,208	1,032,015
United Technologies Corp.	119,384	12,871,983

Total Aerospace & Defense		56,103,576
Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	16,671	992,925
Expeditors International of Washington, Inc.	14,725	648,783
FedEx Corp.	9,461	1,079,595
United Parcel Service, Inc. Class B	110,324	10,080,304

Total Air Freight & Logistics		12,801,607
Auto Components – 0.2%
Johnson Controls, Inc.	89,202	3,701,883
Automobiles – 0.4%
Ford Motor Co.	323,956	5,465,138
Harley-Davidson, Inc.	14,462	929,039

Total Automobiles		6,394,177
Beverages – 3.0%
Beam, Inc.	10,731	693,759
Brown-Forman Corp. Class B	10,433	710,800
Coca-Cola Co. (The)	629,962	23,862,961
Coca-Cola Enterprises, Inc.	29,051	1,168,141
Dr. Pepper Snapple Group, Inc.	31,921	1,430,699
PepsiCo, Inc.	241,130	19,169,835

Total Beverages		47,036,195
Biotechnology – 0.5%
Amgen, Inc.	62,993	7,051,436
Capital Markets – 2.1%
Ameriprise Financial, Inc.	30,190	2,749,705
Bank of New York Mellon Corp. (The)	118,674	3,582,768
BlackRock, Inc.	25,126	6,799,598
Charles Schwab Corp. (The)	106,630	2,254,158
Franklin Resources, Inc.	26,820	1,355,751
Goldman Sachs Group, Inc. (The)	37,496	5,932,242
Morgan Stanley	104,109	2,805,738
Northern Trust Corp.	29,229	1,589,765
State Street Corp.	49,296	3,241,212
T. Rowe Price Group, Inc.	26,376	1,897,226
TD Ameritrade Holding Corp.	57,761	1,512,183

Total Capital Markets		33,720,346
Chemicals – 2.5%
Air Products & Chemicals, Inc.	33,399	3,559,332
CF Industries Holdings, Inc.	2,494	525,810
Dow Chemical Co. (The)	239,383	9,192,307
Investments	Shares	Value

E.I. du Pont de Nemours & Co.	181,109	$10,605,743
Eastman Chemical Co.	11,806	919,687
Ecolab, Inc.	16,284	1,608,208
FMC Corp.	4,142	297,064
Monsanto Co.	44,754	4,670,975
Mosaic Co. (The)	27,699	1,191,611
PPG Industries, Inc.	13,985	2,336,334
Praxair, Inc.	30,921	3,717,013
Sherwin-Williams Co. (The)	5,421	987,598
Sigma-Aldrich Corp.	6,762	576,799

Total Chemicals		40,188,481
Commercial Banks – 3.1%
BB&T Corp.	95,038	3,207,532
Fifth Third Bancorp	120,395	2,171,926
M&T Bank Corp.(a)	18,336	2,052,165
PNC Financial Services Group, Inc.	73,368	5,315,512
Regions Financial Corp.	38,958	360,751
SunTrust Banks, Inc.	19,170	621,491
U.S. Bancorp	230,446	8,429,715
Wells Fargo & Co.	677,680	28,001,738

Total Commercial Banks		50,160,830
Commercial Services & Supplies – 0.4%
Republic Services, Inc.	57,346	1,913,063
Waste Management, Inc.	99,888	4,119,381

Total Commercial Services & Supplies		6,032,444
Communications Equipment – 1.8%
Cisco Systems, Inc.	744,648	17,439,656
Motorola Solutions, Inc.	27,005	1,603,557
QUALCOMM, Inc.	137,957	9,292,784

Total Communications Equipment		28,335,997
Computers & Peripherals – 3.7%
Apple, Inc.	95,908	45,724,139
Dell, Inc.	269,812	3,715,311
Hewlett-Packard Co.	365,927	7,677,148
Western Digital Corp.	30,694	1,946,000

Total Computers & Peripherals		59,062,598
Construction & Engineering – 0.0%
Fluor Corp.	9,398	666,882
Consumer Finance – 0.6%
American Express Co.	80,177	6,054,967
Capital One Financial Corp.	10,447	718,127
Discover Financial Services	25,466	1,287,052
SLM Corp.	70,658	1,759,384

Total Consumer Finance		9,819,530
Distributors – 0.1%
Genuine Parts Co.	24,639	1,993,049
Diversified Financial Services – 2.4%
Bank of America Corp.	196,982	2,718,352
Citigroup, Inc.	15,037	729,445
CME Group, Inc.	58,316	4,308,386
JPMorgan Chase & Co.	530,715	27,432,658
McGraw Hill Financial, Inc.	26,171	1,716,556

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2013

Investments	Shares	Value

Moody's Corp.	13,984	$983,495

Total Diversified Financial Services		37,888,892
Diversified Telecommunication Services – 5.7%
AT&T, Inc.	1,526,027	51,610,233
CenturyLink, Inc.	230,547	7,234,565
Verizon Communications, Inc.	686,227	32,019,352

Total Diversified Telecommunication Services		90,864,150
Electric Utilities – 3.6%
American Electric Power Co., Inc.	107,281	4,650,631
Duke Energy Corp.	168,117	11,226,853
Edison International	46,733	2,152,522
Entergy Corp.	46,935	2,965,823
Exelon Corp.	301,107	8,924,812
FirstEnergy Corp.	112,653	4,106,202
NextEra Energy, Inc.	73,466	5,889,035
Northeast Utilities	55,850	2,303,813
PPL Corp.	144,357	4,385,566
Southern Co. (The)	199,972	8,234,847
Xcel Energy, Inc.	96,360	2,660,500

Total Electric Utilities		57,500,604
Electrical Equipment – 0.6%
AMETEK, Inc.	7,728	355,642
Emerson Electric Co.	113,198	7,323,911
Rockwell Automation, Inc.	15,937	1,704,303
Roper Industries, Inc.	2,497	331,776

Total Electrical Equipment		9,715,632
Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp. Class A	5,254	406,554
Corning, Inc.	212,891	3,106,080

Total Electronic Equipment, Instruments & Components		3,512,634
Energy Equipment & Services – 0.5%
Baker Hughes, Inc.	31,980	1,570,218
Diamond Offshore Drilling, Inc.(a)	35,747	2,227,753
Halliburton Co.	48,432	2,332,001
National Oilwell Varco, Inc.	16,159	1,262,179

Total Energy Equipment & Services		7,392,151
Food & Staples Retailing – 3.2%
Costco Wholesale Corp.	24,128	2,777,615
CVS Caremark Corp.	84,629	4,802,696
Kroger Co. (The)	61,489	2,480,466
Sysco Corp.	103,158	3,283,519
Walgreen Co.	141,357	7,605,007
Wal-Mart Stores, Inc.	394,984	29,213,017
Whole Foods Market, Inc.	16,311	954,194

Total Food & Staples Retailing		51,116,514
Food Products – 1.7%
Archer-Daniels-Midland Co.	82,844	3,051,973
Campbell Soup Co.	51,125	2,081,299
ConAgra Foods, Inc.	68,314	2,072,647
General Mills, Inc.	104,934	5,028,437
Hershey Co. (The)	18,600	1,720,500
Investments	Shares	Value

Hormel Foods Corp.	29,084	$1,225,018
J.M. Smucker Co. (The)	13,235	1,390,204
Kellogg Co.	56,409	3,312,901
McCormick & Co., Inc.	12,312	796,587
Mead Johnson Nutrition Co.	18,429	1,368,537
Mondelez International, Inc. Class A	180,539	5,672,535

Total Food Products		27,720,638
Gas Utilities – 0.1%
ONEOK, Inc.	31,093	1,657,879
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	249,952	8,295,907
Baxter International, Inc.	75,798	4,979,171
Becton Dickinson and Co.	24,917	2,492,198
C.R. Bard, Inc.	3,354	386,381
Medtronic, Inc.	127,084	6,767,223
St. Jude Medical, Inc.	39,288	2,107,408
Stryker Corp.	29,573	1,998,839
Zimmer Holdings, Inc.	8,886	729,896

Total Health Care Equipment & Supplies		27,757,023
Health Care Providers & Services – 1.1%
Aetna, Inc.	25,548	1,635,583
AmerisourceBergen Corp.	22,568	1,378,905
Cardinal Health, Inc.	44,301	2,310,297
Cigna Corp.	1,572	120,824
Humana, Inc.	12,059	1,125,467
McKesson Corp.	9,736	1,249,129
Quest Diagnostics, Inc.	15,674	968,496
UnitedHealth Group, Inc.	80,974	5,798,548
WellPoint, Inc.	29,130	2,435,559

Total Health Care Providers & Services		17,022,808
Hotels, Restaurants & Leisure – 2.2%
Las Vegas Sands Corp.	88,252	5,861,698
Marriott International, Inc. Class A	22,051	927,465
McDonald's Corp.	175,010	16,837,712
Starbucks Corp.	59,379	4,570,402
Starwood Hotels & Resorts Worldwide, Inc.	22,711	1,509,146
Wynn Resorts Ltd.	8,919	1,409,291
Yum! Brands, Inc.	45,170	3,224,686

Total Hotels, Restaurants & Leisure		34,340,400
Household Durables – 0.1%
Whirlpool Corp.	8,064	1,180,892
Household Products – 3.1%
Church & Dwight Co., Inc.	12,191	732,069
Clorox Co. (The)	22,215	1,815,410
Colgate-Palmolive Co.	112,366	6,663,304
Kimberly-Clark Corp.	69,903	6,586,261
Procter & Gamble Co. (The)	448,817	33,926,077

Total Household Products		49,723,121
Independent Power Producers & Energy Traders – 0.0%
AES Corp. (The)	53,000	704,370

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2013

Investments	Shares	Value

Industrial Conglomerates – 3.3%
3M Co.	88,877	$10,612,803
Danaher Corp.	6,253	433,458
General Electric Co.	1,718,172	41,047,129

Total Industrial Conglomerates		52,093,390
Insurance – 2.1%
Aflac, Inc.	60,764	3,766,760
Allstate Corp. (The)	52,617	2,659,789
Chubb Corp. (The)	28,583	2,551,319
CNA Financial Corp.	28,470	1,086,985
Hartford Financial Services Group, Inc.	39,099	1,216,761
Loews Corp.	11,993	560,553
Marsh & McLennan Cos., Inc.	72,263	3,147,054
MetLife, Inc.	123,676	5,806,588
Principal Financial Group, Inc.	47,723	2,043,499
Progressive Corp. (The)	57,853	1,575,337
Prudential Financial, Inc.	70,701	5,513,264
Travelers Cos., Inc. (The)	48,185	4,084,642

Total Insurance		34,012,551
IT Services – 2.1%
Automatic Data Processing, Inc.	73,999	5,356,048
Fidelity National Information Services, Inc.	34,555	1,604,734
International Business Machines Corp.	99,773	18,475,964
Mastercard, Inc. Class A	1,534	1,032,044
Paychex, Inc.	72,822	2,959,486
Visa, Inc. Class A	24,143	4,613,727

Total IT Services		34,042,003
Leisure Equipment & Products – 0.2%
Mattel, Inc.	58,462	2,447,219
Life Sciences Tools & Services – 0.2%
Agilent Technologies, Inc.	16,571	849,264
Thermo Fisher Scientific, Inc.	17,397	1,603,134

Total Life Sciences Tools & Services		2,452,398
Machinery – 1.5%
Caterpillar, Inc.	75,849	6,323,531
Cummins, Inc.	17,650	2,345,156
Deere & Co.	42,031	3,420,903
Dover Corp.	19,355	1,738,660
Illinois Tool Works, Inc.	57,837	4,411,228
PACCAR, Inc.	31,578	1,757,631
Parker Hannifin Corp.	14,200	1,543,824
Stanley Black & Decker, Inc.	23,081	2,090,446

Total Machinery		23,631,379
Media – 2.6%
CBS Corp. Class B	39,202	2,162,382
Comcast Corp. Class A	183,993	8,307,284
Comcast Corp. Special Class A	47,259	2,049,623
Omnicom Group, Inc.	31,366	1,989,859
Time Warner Cable, Inc.	35,710	3,985,236
Time Warner, Inc.	104,204	6,857,665
Twenty-First Century Fox, Inc. Class A	53,043	1,776,940
Twenty-First Century Fox, Inc. Class B	26,584	887,906
Investments	Shares	Value

Viacom, Inc. Class B	46,791	$3,910,792
Walt Disney Co. (The)	135,124	8,714,147

Total Media		40,641,834
Metals & Mining – 1.0%
Alcoa, Inc.	71,375	579,565
Freeport-McMoRan Copper & Gold, Inc.	176,971	5,854,201
Newmont Mining Corp.	79,991	2,247,747
Nucor Corp.	53,594	2,627,178
Southern Copper Corp.	186,657	5,084,537

Total Metals & Mining		16,393,228
Multiline Retail – 0.6%
Family Dollar Stores, Inc.	7,413	533,884
Kohl's Corp.	33,413	1,729,123
Macy's, Inc.	43,051	1,862,817
Nordstrom, Inc.	20,878	1,173,344
Target Corp.	77,522	4,959,858

Total Multiline Retail		10,259,026
Multi-Utilities – 1.8%
CenterPoint Energy, Inc.	87,956	2,108,305
Consolidated Edison, Inc.	64,524	3,557,853
Dominion Resources, Inc.	118,730	7,418,250
DTE Energy Co.	35,183	2,321,374
PG&E Corp.	96,659	3,955,286
Public Service Enterprise Group, Inc.	119,225	3,926,079
Sempra Energy	40,319	3,451,307
Wisconsin Energy Corp.	36,822	1,486,872

Total Multi-Utilities		28,225,326
Office Electronics – 0.1%
Xerox Corp.	214,648	2,208,728
Oil, Gas & Consumable Fuels – 10.1%
Anadarko Petroleum Corp.	12,327	1,146,288
Apache Corp.	16,581	1,411,706
Cabot Oil & Gas Corp.	3,344	124,798
Chesapeake Energy Corp.	67,206	1,739,291
Chevron Corp.	324,540	39,431,610
ConocoPhillips	274,787	19,100,444
Devon Energy Corp.	29,842	1,723,674
EOG Resources, Inc.	7,599	1,286,359
EQT Corp.	12,043	1,068,455
Exxon Mobil Corp.	595,341	51,223,140
Hess Corp.	12,597	974,252
HollyFrontier Corp.	17,056	718,228
Kinder Morgan, Inc.	214,296	7,622,509
Marathon Oil Corp.	77,048	2,687,434
Marathon Petroleum Corp.	38,558	2,480,050
Murphy Oil Corp.	20,730	1,250,433
Noble Energy, Inc.	17,590	1,178,706
Occidental Petroleum Corp.	113,040	10,573,762
Phillips 66	60,668	3,507,824
Pioneer Natural Resources Co.	626	118,189
Range Resources Corp.	2,156	163,619
Spectra Energy Corp.	147,033	5,032,940

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

September 30, 2013

Investments	Shares	Value

Valero Energy Corp.	57,578	$1,966,289
Williams Cos., Inc. (The)	127,271	4,627,573

Total Oil, Gas & Consumable Fuels		161,157,573
Paper & Forest Products – 0.2%
International Paper Co.	68,189	3,054,867
Personal Products – 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,122	987,128
Pharmaceuticals – 8.6%
Allergan, Inc.	3,708	335,389
Bristol-Myers Squibb Co.	350,111	16,203,137
Eli Lilly & Co.	235,481	11,851,759
Johnson & Johnson	484,654	42,014,655
Merck & Co., Inc.	606,497	28,875,322
Perrigo Co.	1,543	190,375
Pfizer, Inc.	1,294,001	37,150,769

Total Pharmaceuticals		136,621,406
Real Estate Investment Trusts (REITs) – 2.9%
American Tower Corp.	24,507	1,816,704
AvalonBay Communities, Inc.	16,245	2,064,577
Boston Properties, Inc.	18,605	1,988,875
Digital Realty Trust, Inc.(a)	26,531	1,408,796
Equity Residential	39,158	2,097,694
General Growth Properties, Inc.	105,619	2,037,391
HCP, Inc.	103,379	4,233,370
Health Care REIT, Inc.	68,324	4,262,051
Host Hotels & Resorts, Inc.	87,632	1,548,457
Kimco Realty Corp.	90,910	1,834,564
Macerich Co. (The)	27,563	1,555,656
Prologis, Inc.	72,991	2,745,921
Public Storage	26,875	4,314,781
Simon Property Group, Inc.	44,144	6,543,465
Ventas, Inc.	58,674	3,608,451
Vornado Realty Trust	32,452	2,727,915
Weyerhaeuser Co.	66,852	1,913,973

Total Real Estate Investment Trusts (REITs)		46,702,641
Road & Rail – 1.0%
CSX Corp.	147,151	3,787,667
Kansas City Southern	5,107	558,501
Norfolk Southern Corp.	51,937	4,017,327
Union Pacific Corp.	52,430	8,144,476

Total Road & Rail		16,507,971
Semiconductors & Semiconductor Equipment – 2.7%
Altera Corp.	18,524	688,352
Analog Devices, Inc.	42,506	1,999,907
Applied Materials, Inc.	196,947	3,454,450
Intel Corp.	1,074,919	24,637,144
KLA-Tencor Corp.	27,759	1,689,135
Linear Technology Corp.	33,993	1,348,162
Maxim Integrated Products, Inc.	46,738	1,392,792
Texas Instruments, Inc.	153,345	6,175,203
Xilinx, Inc.	31,894	1,494,553

Total Semiconductors & Semiconductor Equipment		42,879,698
Investments	Shares	Value

Software – 3.7%
Activision Blizzard, Inc.	92,079	$1,534,957
CA, Inc.	104,635	3,104,521
Intuit, Inc.	16,215	1,075,217
Microsoft Corp.	1,435,127	47,804,080
Oracle Corp.	171,832	5,699,667

Total Software		59,218,442
Specialty Retail – 1.5%
Gap, Inc. (The)	37,955	1,528,827
Home Depot, Inc. (The)	142,478	10,806,956
L Brands, Inc.	30,661	1,873,387
Lowe's Cos., Inc.	103,384	4,922,112
PetSmart, Inc.	4,828	368,183
Ross Stores, Inc.	12,498	909,854
Staples, Inc.	121,841	1,784,971
TJX Cos., Inc. (The)	39,003	2,199,379

Total Specialty Retail		24,393,669
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	28,610	1,560,104
NIKE, Inc. Class B	63,269	4,595,860
PVH Corp.	464	55,072
Ralph Lauren Corp.	3,133	516,099
VF Corp.	12,662	2,520,371

Total Textiles, Apparel & Luxury Goods		9,247,506
Tobacco – 3.8%
Altria Group, Inc.	557,510	19,150,468
Lorillard, Inc.	104,220	4,666,972
Philip Morris International, Inc.	342,843	29,686,775
Reynolds American, Inc.	159,382	7,774,654

Total Tobacco		61,278,869
Trading Companies & Distributors – 0.2%
Fastenal Co.	27,757	1,394,789
W.W. Grainger, Inc.	5,625	1,472,119

Total Trading Companies & Distributors		2,866,908
TOTAL COMMON STOCKS (Cost: $1,406,369,619)		1,592,490,499
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $3,097,360)(c)	3,097,360	3,097,360
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,409,466,979)(d)		1,595,587,859
Liabilities in Excess of Other Assets – (0.0)%		(156,331)

NET ASSETS – 100.0%		$1,595,431,528
(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)

At September 30, 2013, the total market value of the Fund's securities on loan was $5,199,878 and the total market value of the collateral held by the Fund was $5,314,298. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $2,216,938.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 102.8%
COMMON STOCKS – 99.6%
Aerospace & Defense – 4.5%
Lockheed Martin Corp.	163,668	$20,875,854
Northrop Grumman Corp.	147,524	14,053,136
Raytheon Co.	183,856	14,169,782

Total Aerospace & Defense		49,098,772
Air Freight & Logistics – 1.1%
United Parcel Service, Inc. Class B	125,905	11,503,940
Auto Components – 1.1%
Johnson Controls, Inc.	283,439	11,762,719
Chemicals – 4.7%
Air Products & Chemicals, Inc.	113,924	12,140,881
Dow Chemical Co. (The)	403,949	15,511,641
E.I. du Pont de Nemours & Co.	270,952	15,866,949
International Flavors & Fragrances, Inc.	96,499	7,941,868

Total Chemicals		51,461,339
Commercial Services & Supplies – 3.3%
Iron Mountain, Inc.	310,965	8,402,274
Republic Services, Inc.	341,165	11,381,264
Waste Management, Inc.	396,931	16,369,435

Total Commercial Services & Supplies		36,152,973
Computers & Peripherals – 1.7%
Hewlett-Packard Co.	875,545	18,368,934
Containers & Packaging – 1.1%
MeadWestvaco Corp.	321,357	12,333,682
Distributors – 1.1%
Genuine Parts Co.	147,526	11,933,378
Diversified Telecommunication Services – 4.6%
AT&T, Inc.	481,193	16,273,947
CenturyLink, Inc.	579,929	18,198,172
Verizon Communications, Inc.	331,753	15,479,595

Total Diversified Telecommunication Services		49,951,714
Electric Utilities – 10.0%
American Electric Power Co., Inc.	315,247	13,665,957
Duke Energy Corp.	233,060	15,563,747
Entergy Corp.	250,287	15,815,635
Exelon Corp.	715,726	21,214,119
FirstEnergy Corp.	384,078	13,999,643
PPL Corp.	523,347	15,899,282
Southern Co. (The)	320,892	13,214,333

Total Electric Utilities		109,372,716
Electrical Equipment – 1.1%
Emerson Electric Co.	187,196	12,111,581
Energy Equipment & Services – 1.3%
Diamond Offshore Drilling, Inc.(a)	227,202	14,159,229
Food & Staples Retailing – 2.3%
Sysco Corp.	341,312	10,863,961
Walgreen Co.	268,609	14,451,164

Total Food & Staples Retailing		25,315,125
Investments	Shares	Value

Food Products – 1.0%
ConAgra Foods, Inc.	346,093	$10,500,462
Health Care Equipment & Supplies – 3.3%
Abbott Laboratories	147,582	4,898,247
Baxter International, Inc.	126,430	8,305,187
Becton, Dickinson and Co.	100,609	10,062,912
St. Jude Medical, Inc.	231,994	12,444,158

Total Health Care Equipment & Supplies		35,710,504
Health Care Providers & Services – 0.9%
Cardinal Health, Inc.	199,576	10,407,888
Hotels, Restaurants & Leisure – 2.1%
Darden Restaurants, Inc.	244,500	11,317,905
McDonald's Corp.	121,887	11,726,748

Total Hotels, Restaurants & Leisure		23,044,653
Household Durables – 1.0%
Newell Rubbermaid, Inc.	390,968	10,751,620
Household Products – 2.1%
Clorox Co. (The)(a)	138,206	11,294,195
Kimberly-Clark Corp.	124,806	11,759,221

Total Household Products		23,053,416
Industrial Conglomerates – 1.0%
General Electric Co.	470,298	11,235,419
IT Services – 2.9%
Paychex, Inc.(a)	378,895	15,398,293
Western Union Co. (The)	886,093	16,534,495

Total IT Services		31,932,788
Leisure Equipment & Products – 1.1%
Mattel, Inc.	275,160	11,518,198
Media – 1.6%
Omnicom Group, Inc.	147,717	9,371,166
Time Warner Cable, Inc.	76,488	8,536,061

Total Media		17,907,227
Metals & Mining – 3.5%
Freeport-McMoRan Copper & Gold, Inc.	288,038	9,528,297
Newmont Mining Corp.	208,149	5,848,987
Nucor Corp.	251,762	12,341,373
Southern Copper Corp.	366,841	9,992,749

Total Metals & Mining		37,711,406
Multiline Retail – 0.9%
Kohl's Corp.	195,166	10,099,841
Multi-Utilities – 4.5%
Ameren Corp.	553,159	19,272,060
PG&E Corp.	333,261	13,637,040
Public Service Enterprise Group, Inc.	475,495	15,658,050

Total Multi-Utilities		48,567,150
Office Electronics – 1.4%
Xerox Corp.	1,472,897	15,156,110

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

September 30, 2013

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 9.7%
Chevron Corp.	95,030	$11,546,145
ConocoPhillips	240,753	16,734,741
Exxon Mobil Corp.	89,992	7,742,912
Kinder Morgan, Inc.	366,588	13,039,535
Marathon Oil Corp.	218,123	7,608,130
Marathon Petroleum Corp.	116,578	7,498,297
Occidental Petroleum Corp.	111,193	10,400,993
Spectra Energy Corp.	490,946	16,805,082
Williams Cos., Inc. (The)	376,579	13,692,412

Total Oil, Gas & Consumable Fuels		105,068,247
Paper & Forest Products – 1.0%
International Paper Co.	253,849	11,372,435
Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	391,482	18,117,787
Eli Lilly & Co.	253,232	12,745,167
Johnson & Johnson	153,189	13,279,954
Merck & Co., Inc.	270,642	12,885,266
Pfizer, Inc.	428,762	12,309,757

Total Pharmaceuticals		69,337,931
Road & Rail – 1.2%
Norfolk Southern Corp.	163,320	12,632,802
Semiconductors & Semiconductor Equipment – 5.8%
Applied Materials, Inc.	909,066	15,945,018
Intel Corp.	672,335	15,409,918
KLA-Tencor Corp.	224,886	13,684,313
Microchip Technology, Inc.(a)	442,284	17,819,622

Total Semiconductors & Semiconductor Equipment		62,858,871
Software – 2.9%
CA, Inc.	619,734	18,387,508
Microsoft Corp.	383,795	12,784,211

Total Software		31,171,719
Specialty Retail – 1.3%
Staples, Inc.	951,434	13,938,508
Tobacco – 6.1%
Altria Group, Inc.	497,958	17,104,857
Lorillard, Inc.	404,455	18,111,495
Philip Morris International, Inc.	136,508	11,820,228
Reynolds American, Inc.	397,294	19,380,001

Total Tobacco		66,416,581
TOTAL COMMON STOCKS (Cost: $939,271,243)		1,083,919,878
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree LargeCap Dividend Fund(b)	17,065	1,044,548
WisdomTree MidCap Dividend Fund(b)	15,113	1,050,656
TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,051,060)		2,095,204
Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $32,123,881)(d)	32,123,881	$32,123,881
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $973,446,184)(e)		1,118,138,963
Liabilities in Excess of Other Assets – (2.8)%		(30,184,883)

NET ASSETS – 100.0%		$1,087,954,080
(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $31,561,503 and the total market value of the collateral held by the Fund was $32,313,019. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $189,138.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 107.8%
COMMON STOCKS – 99.7%
Aerospace & Defense – 1.3%
Alliant Techsystems, Inc.	12,417	$1,211,402
Exelis, Inc.	150,669	2,367,010
Huntington Ingalls Industries, Inc.	10,900	734,660
L-3 Communications Holdings, Inc.	55,538	5,248,341
Textron, Inc.	20,585	568,352
Triumph Group, Inc.	2,671	187,558

Total Aerospace & Defense		10,317,323
Airlines – 0.1%
Southwest Airlines Co.	65,225	949,676
Auto Components – 0.8%
Allison Transmission Holdings, Inc.	50,325	1,260,641
Dana Holding Corp.	45,457	1,038,238
Gentex Corp.	90,713	2,321,346
Lear Corp.	26,383	1,888,231

Total Auto Components		6,508,456
Automobiles – 0.2%
Thor Industries, Inc.	23,904	1,387,388
Beverages – 0.9%
Brown-Forman Corp. Class A	32,000	2,117,760
Molson Coors Brewing Co. Class B	103,754	5,201,188

Total Beverages		7,318,948
Building Products – 0.7%
A.O. Smith Corp.	22,870	1,033,724
Lennox International, Inc.	16,886	1,270,841
Masco Corp.	147,900	3,147,312

Total Building Products		5,451,877
Capital Markets – 1.6%
Eaton Vance Corp.	49,060	1,905,000
Federated Investors, Inc. Class B(a)	80,244	2,179,427
Legg Mason, Inc.	43,146	1,442,802
LPL Financial Holdings, Inc.	37,588	1,439,996
Raymond James Financial, Inc.	36,926	1,538,706
SEI Investments Co.	46,278	1,430,453
Waddell & Reed Financial, Inc. Class A	46,099	2,373,177

Total Capital Markets		12,309,561
Chemicals – 4.2%
Airgas, Inc.	31,108	3,299,003
Albemarle Corp.	26,083	1,641,664
Ashland, Inc.	20,622	1,907,123
Cabot Corp.	28,259	1,206,942
Celanese Corp. Series A	24,144	1,274,562
Cytec Industries, Inc.	7,484	608,898
Huntsman Corp.	133,288	2,747,066
International Flavors & Fragrances, Inc.	37,384	3,076,703
Kronos Worldwide, Inc.(a)	93,105	1,442,197
NewMarket Corp.	3,445	991,850
Rockwood Holdings, Inc.	50,463	3,375,975
RPM International, Inc.	91,836	3,324,463
Investments	Shares	Value

Scotts Miracle-Gro Co. (The) Class A	41,283	$2,271,803
Valhi, Inc.	123,164	2,458,353
Valspar Corp.	26,589	1,686,540
Westlake Chemical Corp.	14,441	1,511,395

Total Chemicals		32,824,537
Commercial Banks – 3.6%
Associated Banc-Corp.	53,679	831,488
Bank of Hawaii Corp.	23,023	1,253,602
BankUnited, Inc.	42,256	1,317,965
BOK Financial Corp.	23,947	1,517,043
City National Corp.	13,731	915,309
Comerica, Inc.	48,407	1,902,879
Commerce Bancshares, Inc.	28,718	1,258,136
Cullen/Frost Bankers, Inc.(a)	27,315	1,927,073
East West Bancorp, Inc.	32,802	1,048,024
First Horizon National Corp.	13,277	145,914
First Niagara Financial Group, Inc.	181,656	1,883,773
First Republic Bank	20,675	964,075
Fulton Financial Corp.	82,447	962,981
Hancock Holding Co.	32,465	1,018,752
Huntington Bancshares, Inc.	272,960	2,254,650
Investors Bancorp, Inc.	17,132	374,848
KeyCorp	284,526	3,243,596
Prosperity Bancshares, Inc.	14,506	897,051
Susquehanna Bancshares, Inc.	65,179	817,996
Synovus Financial Corp.	168,444	555,865
TCF Financial Corp.	34,764	496,430
Valley National Bancorp(a)	172,832	1,719,678
Webster Financial Corp.	20,866	532,709
Zions Bancorp.	4,573	125,392

Total Commercial Banks		27,965,229
Commercial Services & Supplies – 2.8%
Cintas Corp.	42,914	2,197,197
Covanta Holding Corp.	97,888	2,092,846
Iron Mountain, Inc.	123,549	3,338,294
Pitney Bowes, Inc.(a)	621,202	11,299,664
Rollins, Inc.	47,776	1,266,542
Waste Connections, Inc.	33,869	1,537,991

Total Commercial Services & Supplies		21,732,534
Communications Equipment – 0.6%
Harris Corp.	75,714	4,489,840
Computers & Peripherals – 0.2%
Diebold, Inc.	53,730	1,577,513
Construction & Engineering – 0.4%
EMCOR Group, Inc.	8,741	342,035
KBR, Inc.	21,291	694,938
URS Corp.	34,910	1,876,413

Total Construction & Engineering		2,913,386
Construction Materials – 0.3%
Eagle Materials, Inc.	7,897	572,927
Martin Marietta Materials, Inc.	17,340	1,702,268

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2013

Investments	Shares	Value

Vulcan Materials Co.	2,241	$116,106

Total Construction Materials		2,391,301
Containers & Packaging – 3.5%
Aptargroup, Inc.	27,558	1,657,063
Avery Dennison Corp.	69,994	3,046,139
Ball Corp.	31,346	1,406,808
Bemis Co., Inc.	69,651	2,717,085
MeadWestvaco Corp.	126,592	4,858,601
Packaging Corp. of America	59,376	3,389,776
Rock-Tenn Co. Class A	20,565	2,082,618
Sealed Air Corp.	133,138	3,620,022
Silgan Holdings, Inc.	17,942	843,274
Sonoco Products Co.	91,638	3,568,384

Total Containers & Packaging		27,189,770
Distributors – 0.1%
Pool Corp.	16,747	940,009
Diversified Consumer Services – 1.2%
H&R Block, Inc.	256,756	6,845,115
Service Corp. International	79,041	1,471,743
Sotheby's	14,294	702,264
Weight Watchers International, Inc.	16,229	606,478

Total Diversified Consumer Services		9,625,600
Diversified Financial Services – 1.6%
CBOE Holdings, Inc.	31,496	1,424,564
Leucadia National Corp.	81,997	2,233,598
NASDAQ OMX Group, Inc. (The)	59,856	1,920,779
NYSE Euronext	167,449	7,029,509

Total Diversified Financial Services		12,608,450
Diversified Telecommunication Services – 2.6%
Frontier Communications Corp.(a)	2,006,519	8,367,184
Windstream Holdings, Inc.(a)	1,488,357	11,906,856

Total Diversified Telecommunication Services		20,274,040
Electric Utilities – 4.9%
Cleco Corp.	45,195	2,026,544
Great Plains Energy, Inc.	146,173	3,245,041
Hawaiian Electric Industries, Inc.	108,850	2,732,135
IDACORP, Inc.	38,971	1,886,196
ITC Holdings Corp.	22,459	2,108,002
NV Energy, Inc.	194,361	4,588,863
OGE Energy Corp.	130,985	4,727,249
Pepco Holdings, Inc.	283,436	5,232,229
Pinnacle West Capital Corp.	103,994	5,692,632
Portland General Electric Co.	66,603	1,880,203
Westar Energy, Inc.	130,259	3,992,438

Total Electric Utilities		38,111,532
Electrical Equipment – 0.6%
Acuity Brands, Inc.	7,414	682,236
Babcock & Wilcox Co. (The)	33,496	1,129,485
Hubbell, Inc. Class B	23,176	2,427,454
Regal-Beloit Corp.	10,117	687,248

Total Electrical Equipment		4,926,423
Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.0%
FEI Co.	5,582	$490,099
FLIR Systems, Inc.	44,794	1,406,532
Jabil Circuit, Inc.	80,804	1,751,831
Molex, Inc.	70,113	2,700,753
National Instruments Corp.	60,721	1,878,100

Total Electronic Equipment, Instruments & Components		8,227,315
Energy Equipment & Services – 1.1%
Bristow Group, Inc.	12,249	891,237
Helmerich & Payne, Inc.	11,677	805,129
Oceaneering International, Inc.	32,975	2,678,889
Patterson-UTI Energy, Inc.	35,939	768,376
RPC, Inc.(a)	126,640	1,959,121
Tidewater, Inc.	24,155	1,432,150

Total Energy Equipment & Services		8,534,902
Food & Staples Retailing – 1.1%
Casey's General Stores, Inc.	11,470	843,045
Harris Teeter Supermarkets, Inc.	17,849	877,992
PriceSmart, Inc.(a)	5,474	521,344
Safeway, Inc.	208,114	6,657,567

Total Food & Staples Retailing		8,899,948
Food Products – 1.1%
Flowers Foods, Inc.	125,187	2,684,009
Hillshire Brands Co.	49,327	1,516,312
Ingredion, Inc.	27,621	1,827,682
Lancaster Colony Corp.	13,976	1,094,181
Tyson Foods, Inc. Class A	67,125	1,898,295

Total Food Products		9,020,479
Gas Utilities – 3.1%
AGL Resources, Inc.	122,133	5,621,782
Atmos Energy Corp.	78,612	3,348,085
National Fuel Gas Co.	52,336	3,598,623
Piedmont Natural Gas Co., Inc.	60,626	1,993,383
Questar Corp.	136,427	3,068,243
Southwest Gas Corp.	28,796	1,439,800
UGI Corp.	83,175	3,254,638
WGL Holdings, Inc.	46,808	1,999,170

Total Gas Utilities		24,323,724
Health Care Equipment & Supplies – 0.9%
Cooper Cos., Inc. (The)	870	112,830
DENTSPLY International, Inc.	17,195	746,435
ResMed, Inc.(a)	51,779	2,734,967
STERIS Corp.	30,007	1,289,101
Teleflex, Inc.	17,649	1,452,160
West Pharmaceutical Services, Inc.	22,482	925,134

Total Health Care Equipment & Supplies		7,260,627
Health Care Providers & Services – 0.6%
Omnicare, Inc.	39,095	2,169,772
Patterson Cos., Inc.	41,525	1,669,305
Universal Health Services, Inc. Class B	8,141	610,494

Total Health Care Providers & Services		4,449,571

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2013

Investments	Shares	Value

Hotels, Restaurants & Leisure – 3.4%
Brinker International, Inc.	41,590	$1,685,643
Burger King Worldwide, Inc.(a)	74,979	1,463,590
Cheesecake Factory, Inc. (The)	17,971	789,825
Choice Hotels International, Inc.(a)	29,445	1,271,730
Darden Restaurants, Inc.	123,887	5,734,729
Dunkin' Brands Group, Inc.	43,632	1,974,784
International Game Technology	118,925	2,251,250
Six Flags Entertainment Corp.	143,724	4,856,434
Vail Resorts, Inc.	11,052	766,788
Wendy's Co. (The)	292,356	2,479,179
Wyndham Worldwide Corp.	55,349	3,374,628

Total Hotels, Restaurants & Leisure		26,648,580
Household Durables – 1.8%
D.R. Horton, Inc.	54,259	1,054,253
Harman International Industries, Inc.	21,645	1,433,548
Leggett & Platt, Inc.	134,781	4,063,647
Lennar Corp. Class A	14,743	521,902
Newell Rubbermaid, Inc.	179,904	4,947,360
Tupperware Brands Corp.	27,897	2,409,464

Total Household Durables		14,430,174
Household Products – 0.6%
Energizer Holdings, Inc.	27,978	2,550,195
Spectrum Brands Holdings, Inc.	27,156	1,787,951

Total Household Products		4,338,146
Independent Power Producers & Energy Traders – 0.3%
NRG Energy, Inc.	81,138	2,217,502
Industrial Conglomerates – 0.2%
Carlisle Cos., Inc.	19,201	1,349,638
Insurance – 4.2%
American Financial Group, Inc.	22,878	1,236,785
American National Insurance Co.	15,558	1,525,306
AmTrust Financial Services, Inc.	13,636	532,622
Arthur J. Gallagher & Co.	61,701	2,693,249
Assurant, Inc.	23,984	1,297,534
Brown & Brown, Inc.	25,761	826,928
Cincinnati Financial Corp.	85,363	4,025,719
CNO Financial Group, Inc.	26,465	381,096
Erie Indemnity Co. Class A	20,772	1,505,347
Fidelity National Financial, Inc. Class A	79,894	2,125,180
First American Financial Corp.	28,268	688,326
HCC Insurance Holdings, Inc.	23,051	1,010,095
Lincoln National Corp.	65,011	2,729,812
Mercury General Corp.	41,382	1,999,164
Old Republic International Corp.	220,996	3,403,338
ProAssurance Corp.	9,462	426,358
Protective Life Corp.	25,354	1,078,813
Reinsurance Group of America, Inc.	16,933	1,134,342
Torchmark Corp.	14,197	1,027,153
Unum Group	88,361	2,689,709
W.R. Berkley Corp.	16,236	695,875

Total Insurance		33,032,751
Investments	Shares	Value

Internet & Catalog Retail – 0.3%
Expedia, Inc.	23,694	$1,227,112
HSN, Inc.	15,850	849,877

Total Internet & Catalog Retail		2,076,989
Internet Software & Services – 0.3%
IAC/InterActiveCorp	38,176	2,087,082
IT Services – 3.6%
Booz Allen Hamilton Holding Corp.	76,956	1,486,790
Broadridge Financial Solutions, Inc.	85,714	2,721,420
Computer Sciences Corp.	69,998	3,621,696
DST Systems, Inc.	13,122	989,530
Global Payments, Inc.	3,334	170,301
Jack Henry & Associates, Inc.	22,919	1,182,850
Leidos Holdings, Inc.	79,296	3,609,554
Lender Processing Services, Inc.	29,849	993,076
MAXIMUS, Inc.	9,514	428,511
Science Applications International Corp.*	45,312	1,529,280
Total System Services, Inc.	77,687	2,285,551
Western Union Co. (The)	490,132	9,145,863

Total IT Services		28,164,422
Leisure Equipment & Products – 1.2%
Brunswick Corp.	3,652	145,751
Hasbro, Inc.	115,200	5,430,528
Polaris Industries, Inc.	27,608	3,566,402

Total Leisure Equipment & Products		9,142,681
Life Sciences Tools & Services – 0.3%
PerkinElmer, Inc.	22,857	862,852
Techne Corp.	14,627	1,171,037

Total Life Sciences Tools & Services		2,033,889
Machinery – 4.1%
Actuant Corp. Class A	2,254	87,545
CLARCOR, Inc.	13,293	738,160
Crane Co.	32,252	1,988,981
Donaldson Co., Inc.	36,431	1,389,114
Flowserve Corp.	33,359	2,081,268
Graco, Inc.	23,240	1,721,154
IDEX Corp.	32,255	2,104,639
ITT Corp.	32,563	1,170,640
Joy Global, Inc.	26,819	1,368,842
Kennametal, Inc.	28,554	1,302,062
Lincoln Electric Holdings, Inc.	26,186	1,744,511
Manitowoc Co., Inc. (The)	16,246	318,097
Nordson Corp.	13,801	1,016,168
Pall Corp.	42,503	3,274,431
Snap-On, Inc.	25,533	2,540,534
SPX Corp.	18,087	1,530,884
Timken Co. (The)	41,990	2,536,196
Toro Co. (The)	13,542	736,008
Trinity Industries, Inc.	22,326	1,012,484
Valmont Industries, Inc.	4,010	557,029
Wabtec Corp.	4,681	294,294
Woodward, Inc.	13,801	563,495

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2013

Investments	Shares	Value

Xylem, Inc.	61,659	$1,722,136

Total Machinery		31,798,672
Media – 3.4%
Cablevision Systems Corp. Class A	189,606	3,192,965
Cinemark Holdings, Inc.	84,548	2,683,554
Gannett Co., Inc.	221,657	5,938,191
Interpublic Group of Cos., Inc. (The)	208,739	3,586,136
John Wiley & Sons, Inc. Class A	29,874	1,424,691
Morningstar, Inc.	7,038	557,832
Regal Entertainment Group Class A(a)	180,978	3,434,962
Scripps Networks Interactive, Inc. Class A	21,036	1,643,122
Viacom, Inc. Class A	23,767	1,991,912
Washington Post Co. (The) Class B	3,724	2,276,668

Total Media		26,730,033
Metals & Mining – 1.9%
Allegheny Technologies, Inc.	58,939	1,798,818
Carpenter Technology Corp.	16,908	982,524
Cliffs Natural Resources, Inc.(a)	223,183	4,575,252
Compass Minerals International, Inc.	19,598	1,494,739
Reliance Steel & Aluminum Co.	28,064	2,056,249
Royal Gold, Inc.	14,927	726,348
Steel Dynamics, Inc.	143,075	2,390,783
United States Steel Corp.(a)	26,016	535,670
Walter Energy, Inc.(a)	20,801	291,838

Total Metals & Mining		14,852,221
Multiline Retail – 0.0%
Dillard's, Inc. Class A	2,430	190,269
Multi-Utilities – 6.6%
Alliant Energy Corp.	100,586	4,984,036
Ameren Corp.	291,741	10,164,256
CMS Energy Corp.	233,732	6,151,826
Integrys Energy Group, Inc.	89,360	4,994,330
MDU Resources Group, Inc.	135,861	3,800,032
NiSource, Inc.	271,120	8,374,897
SCANA Corp.	127,021	5,848,047
TECO Energy, Inc.	254,212	4,204,666
Vectren Corp.	88,078	2,937,401

Total Multi-Utilities		51,459,491
Oil, Gas & Consumable Fuels – 1.6%
Cimarex Energy Co.	16,265	1,567,946
Consol Energy, Inc.	75,427	2,538,119
Energen Corp.	20,140	1,538,495
Peabody Energy Corp.	76,428	1,318,383
QEP Resources, Inc.	10,921	302,402
SM Energy Co.	2,779	214,511
Targa Resources Corp.	32,024	2,336,471
Tesoro Corp.	42,931	1,888,105
Western Refining, Inc.(a)	22,794	684,732
World Fuel Services Corp.	5,837	217,778

Total Oil, Gas & Consumable Fuels		12,606,942
Investments	Shares	Value

Personal Products – 0.7%
Avon Products, Inc.	159,294	$3,281,456
Nu Skin Enterprises, Inc. Class A	26,046	2,493,644

Total Personal Products		5,775,100
Professional Services – 1.3%
Dun & Bradstreet Corp. (The)	18,278	1,898,170
Equifax, Inc.	35,482	2,123,598
Manpowergroup, Inc.	36,087	2,624,968
Robert Half International, Inc.	61,713	2,408,658
Towers Watson & Co. Class A	11,333	1,212,178

Total Professional Services		10,267,572
Real Estate Investment Trusts (REITs) – 11.1%
Alexander's, Inc.	2,203	630,322
Alexandria Real Estate Equities, Inc.	26,177	1,671,402
American Campus Communities, Inc.	39,669	1,354,696
Apartment Investment & Management Co. Class A	57,439	1,604,846
BioMed Realty Trust, Inc.	87,773	1,631,700
BRE Properties, Inc.	30,754	1,561,073
Camden Property Trust	36,725	2,256,384
CBL & Associates Properties, Inc.	85,208	1,627,473
Corporate Office Properties Trust	46,511	1,074,404
Corrections Corp. of America	56,797	1,962,336
DDR Corp.(a)	121,807	1,913,588
Douglas Emmett, Inc.	46,824	1,098,959
Duke Realty Corp.	173,796	2,683,410
EPR Properties	38,853	1,893,695
Equity Lifestyle Properties, Inc.	27,948	954,983
Equity One, Inc.	64,012	1,399,302
Essex Property Trust, Inc.	14,262	2,106,498
Extra Space Storage, Inc.	38,402	1,756,892
Federal Realty Investment Trust	23,484	2,382,452
Healthcare Realty Trust, Inc.	56,990	1,317,039
Highwoods Properties, Inc.	51,565	1,820,760
Home Properties, Inc.	28,851	1,666,145
Hospitality Properties Trust	129,947	3,677,500
Kilroy Realty Corp.	28,857	1,441,407
LaSalle Hotel Properties	36,197	1,032,339
Liberty Property Trust	81,824	2,912,934
Mack-Cali Realty Corp.	77,471	1,699,714
Mid-America Apartment Communities, Inc.	22,376	1,398,500
National Retail Properties, Inc.(a)	72,754	2,315,032
Omega Healthcare Investors, Inc.	110,789	3,309,268
Piedmont Office Realty Trust, Inc. Class A	95,845	1,663,869
Plum Creek Timber Co., Inc.	78,889	3,694,372
Post Properties, Inc.	14,458	650,899
Rayonier, Inc.	54,974	3,059,303
Realty Income Corp.	113,075	4,494,731
Regency Centers Corp.	46,720	2,258,912
RLJ Lodging Trust	47,620	1,118,594
Senior Housing Properties Trust	153,033	3,571,790

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

September 30, 2013

Investments	Shares	Value

SL Green Realty Corp.	19,925	$1,770,137
Sovran Self Storage, Inc.	11,565	875,239
Tanger Factory Outlet Centers, Inc.	30,099	982,732
Taubman Centers, Inc.	18,767	1,263,207
UDR, Inc.	122,538	2,904,151
Weingarten Realty Investors	66,339	1,945,723
WP Carey, Inc.(a)	46,965	3,038,636

Total Real Estate Investment Trusts (REITs)		87,447,348
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	2,737	238,940
Road & Rail – 0.5%
JB Hunt Transport Services, Inc.	25,875	1,887,064
Landstar System, Inc.	5,599	313,432
Ryder System, Inc.	28,394	1,695,122

Total Road & Rail		3,895,618
Semiconductors & Semiconductor Equipment – 1.6%
Microchip Technology, Inc.(a)	190,069	7,657,880
NVIDIA Corp.	334,025	5,197,429

Total Semiconductors & Semiconductor Equipment		12,855,309
Software – 0.3%
FactSet Research Systems, Inc.(a)	13,812	1,506,889
Solera Holdings, Inc.	14,871	786,230

Total Software		2,293,119
Specialty Retail – 5.8%
Aaron's, Inc.	4,028	111,576
Abercrombie & Fitch Co. Class A	27,461	971,296
Advance Auto Parts, Inc.	5,414	447,630
American Eagle Outfitters, Inc.	93,052	1,301,797
Best Buy Co., Inc.	434,221	16,283,288
Buckle, Inc. (The)(a)	19,654	1,062,299
Chico's FAS, Inc.	41,719	695,039
Dick's Sporting Goods, Inc.	23,782	1,269,483
DSW, Inc. Class A	8,847	754,826
Foot Locker, Inc.	74,188	2,517,941
GameStop Corp. Class A	98,845	4,907,654
GNC Holdings, Inc. Class A	28,891	1,578,315
Guess?, Inc.	60,306	1,800,134
Penske Automotive Group, Inc.	36,006	1,538,536
Pier 1 Imports, Inc.	19,511	380,855
Rent-A-Center, Inc.	23,908	910,895
Tiffany & Co.	61,974	4,748,448
Tractor Supply Co.	28,840	1,937,183
Williams-Sonoma, Inc.	43,862	2,465,044

Total Specialty Retail		45,682,239
Textiles, Apparel & Luxury Goods – 0.2%
Columbia Sportswear Co.(a)	12,929	778,714
Wolverine World Wide, Inc.	13,766	801,594

Total Textiles, Apparel & Luxury Goods		1,580,308
Thrifts & Mortgage Finance – 1.6%
Capitol Federal Financial, Inc.	51,143	635,707
Hudson City Bancorp, Inc.	266,481	2,411,653
Investments	Shares	Value

New York Community Bancorp, Inc.(a)	427,911	$6,465,735
People's United Financial, Inc.	232,603	3,344,831

Total Thrifts & Mortgage Finance		12,857,926
Trading Companies & Distributors – 0.6%
GATX Corp.	29,443	1,399,131
MSC Industrial Direct Co., Inc. Class A	17,342	1,410,772
Watsco, Inc.	22,337	2,105,709

Total Trading Companies & Distributors		4,915,612
Water Utilities – 0.9%
American Water Works Co., Inc.	106,893	4,412,543
Aqua America, Inc.	111,431	2,755,689

Total Water Utilities		7,168,232
Wireless Telecommunication Services – 0.2%
Telephone & Data Systems, Inc.	49,760	1,470,408
TOTAL COMMON STOCKS (Cost: $654,362,149)		782,137,172
EXCHANGE-TRADED FUNDS – 0.0%
WisdomTree LargeCap Dividend Fund(a)(b)
(Cost: $334,706)	6,556	401,293
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $63,592,282)(d)	63,592,282	63,592,282
TOTAL INVESTMENTS IN SECURITIES – 107.8% (Cost: $718,289,137)(e)		846,130,747
Liabilities in Excess of Other Assets – (7.8)%		(61,462,651)

NET ASSETS – 100.0%		$784,668,096
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $65,273,654 and the total market value of the collateral held by the Fund was $67,139,280. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $3,546,998.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 105.9%
COMMON STOCKS – 99.6%
Aerospace & Defense – 0.7%
AAR Corp.	49,748	$1,359,613
American Science & Engineering, Inc.	20,047	1,209,035
Cubic Corp.	10,540	565,787
Curtiss-Wright Corp.	44,596	2,094,228
HEICO Corp.	5,217	353,400
HEICO Corp. Class A	9,396	471,115
National Presto Industries, Inc.(a)	7,670	540,045

Total Aerospace & Defense		6,593,223
Air Freight & Logistics – 0.1%
Forward Air Corp.	26,959	1,087,796
Airlines – 0.1%
SkyWest, Inc.	50,362	731,256
Auto Components – 0.6%
Cooper Tire & Rubber Co.	91,542	2,819,494
Spartan Motors, Inc.	52,082	316,138
Standard Motor Products, Inc.	30,956	995,545
Superior Industries International, Inc.	72,156	1,286,541

Total Auto Components		5,417,718
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	8,445	528,826
Biotechnology – 0.8%
PDL BioPharma, Inc.(a)	938,944	7,483,384
Building Products – 0.6%
AAON, Inc.	34,129	906,466
Apogee Enterprises, Inc.	33,504	994,399
Griffon Corp.	44,126	553,340
Insteel Industries, Inc.	13,672	220,119
Quanex Building Products Corp.	21,554	405,862
Simpson Manufacturing Co., Inc.	57,456	1,871,342
Universal Forest Products, Inc.	16,201	682,062

Total Building Products		5,633,590
Capital Markets – 3.7%
Arlington Asset Investment Corp. Class A	90,089	2,142,316
BGC Partners, Inc. Class A	673,890	3,807,479
Calamos Asset Management, Inc. Class A	92,023	919,310
Cohen & Steers, Inc.(a)	50,271	1,775,069
Evercore Partners, Inc. Class A	45,378	2,233,959
Fidus Investment Corp.	72,374	1,404,056
FXCM, Inc. Class A	91,511	1,807,342
GAMCO Investors, Inc. Class A	16,226	1,232,040
GFI Group, Inc.	475,558	1,878,454
Gladstone Investment Corp.	177,067	1,248,322
Greenhill & Co., Inc.	43,193	2,154,467
Hercules Technology Growth Capital, Inc.	216,322	3,298,910
Horizon Technology Finance Corp.	82,447	1,098,194
Janus Capital Group, Inc.	233,635	1,988,234
JMP Group, Inc.	107,057	662,683
Manning & Napier, Inc.	66,862	1,115,258
Investments	Shares	Value

Medley Capital Corp.	139,542	$1,924,284
Oppenheimer Holdings, Inc. Class A	51,417	913,680
Westwood Holdings Group, Inc.	26,429	1,269,914

Total Capital Markets		32,873,971
Chemicals – 3.5%
A. Schulman, Inc.	63,738	1,877,721
American Vanguard Corp.	10,490	282,391
Axiall Corp.	23,443	885,911
Balchem Corp.	11,859	613,703
Chase Corp.	15,292	449,279
FutureFuel Corp.	125,100	2,246,796
H.B. Fuller Co.	45,035	2,035,132
Hawkins, Inc.	14,213	536,399
Innophos Holdings, Inc.	53,166	2,806,102
KMG Chemicals, Inc.	5,723	125,849
Koppers Holdings, Inc.	40,640	1,733,296
Minerals Technologies, Inc.	9,201	454,253
Olin Corp.	263,291	6,074,123
PolyOne Corp.	72,194	2,217,078
Quaker Chemical Corp.	19,368	1,414,832
Sensient Technologies Corp.	99,315	4,756,195
Stepan Co.	19,477	1,124,407
Tredegar Corp.	31,726	824,876
Zep, Inc.	20,562	334,338

Total Chemicals		30,792,681
Commercial Banks – 6.6%
1st Source Corp.	19,935	536,650
Access National Corp.	6,498	92,661
American National Bankshares, Inc.	9,734	225,829
Ames National Corp.(a)	7,105	161,781
Arrow Financial Corp.(a)	13,381	341,349
BancFirst Corp.	11,400	616,398
BancorpSouth, Inc.	7,136	142,292
Bank of Kentucky Financial Corp.	5,322	145,344
Bank of the Ozarks, Inc.	15,953	765,584
Banner Corp.	786	29,994
Bar Harbor Bankshares	3,647	134,173
BBCN Bancorp, Inc.	35,259	485,164
Boston Private Financial Holdings, Inc.	9,579	106,327
Bridge Bancorp, Inc.	10,783	231,834
Bryn Mawr Bank Corp.	10,271	277,009
C&F Financial Corp.	2,785	134,794
Camden National Corp.	6,185	252,966
CapitalSource, Inc.	29,305	348,143
Cardinal Financial Corp.	7,924	130,984
Cathay General Bancorp	4,611	107,759
Center Bancorp, Inc.	8,294	118,107
Centerstate Banks, Inc.	3,960	38,333
Century Bancorp, Inc. Class A	1,442	48,062
Chemical Financial Corp.	26,899	751,020
City Holding Co.	16,124	697,202
CNB Financial Corp.	13,049	222,485
CoBiz Financial, Inc.	11,535	111,428

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

Columbia Banking System, Inc.	25,522	$630,393
Community Bank System, Inc.	42,378	1,445,937
Community Trust Bancorp, Inc.	16,696	677,691
CVB Financial Corp.	85,114	1,150,741
Enterprise Bancorp, Inc.	6,880	130,101
Enterprise Financial Services Corp.	7,669	128,686
Financial Institutions, Inc.	12,978	265,530
First Bancorp	11,309	163,415
First Bancorp, Inc.	12,820	215,120
First Busey Corp.	77,073	401,550
First Citizens BancShares, Inc. Class A	1,708	351,165
First Commonwealth Financial Corp.	84,579	641,955
First Community Bancshares, Inc.	15,376	251,398
First Connecticut Bancorp, Inc.	4,274	62,828
First Financial Bancorp	124,270	1,885,176
First Financial Bankshares, Inc.(a)	21,212	1,247,690
First Financial Corp.	11,041	348,564
First Financial Holdings, Inc.	9,926	547,518
First Interstate Bancsystem, Inc.	15,903	384,057
First Merchants Corp.	6,276	108,763
First Midwest Bancorp, Inc.	6,479	97,898
FirstMerit Corp.	158,657	3,444,443
Flushing Financial Corp.	28,846	532,209
FNB Corp.	167,630	2,033,352
German American Bancorp, Inc.	8,826	222,592
Glacier Bancorp, Inc.	74,274	1,835,311
Great Southern Bancorp, Inc.	10,547	297,742
Heartland Financial USA, Inc.	6,845	190,702
Heritage Financial Corp.	9,069	140,751
Home Bancshares, Inc.	23,746	721,166
Home Federal Bancorp, Inc.	8,145	102,464
Horizon Bancorp	4,618	107,830
Hudson Valley Holding Corp.	24,742	464,655
Iberiabank Corp.	25,680	1,332,022
Independent Bank Corp.	16,979	606,150
International Bancshares Corp.	39,128	846,339
Lakeland Bancorp, Inc.	22,003	247,534
Lakeland Financial Corp.	11,607	378,969
MainSource Financial Group, Inc.	5,642	85,702
MB Financial, Inc.	30,508	861,546
Mercantile Bank Corp.	5,185	112,929
Merchants Bancshares, Inc.	6,817	197,352
Midsouth Bancorp, Inc.	4,903	75,996
MidWestOne Financial Group, Inc.	4,033	103,688
National Bankshares, Inc.(a)	7,143	256,362
National Penn Bancshares, Inc.	169,027	1,698,721
NBT Bancorp, Inc.	44,654	1,026,149
Northrim BanCorp, Inc.	4,559	109,872
Old National Bancorp	81,405	1,155,951
Pacific Continental Corp.	14,107	184,943
PacWest Bancorp(a)	40,145	1,379,382
Park National Corp.(a)	24,469	1,935,008
Peapack-Gladstone Financial Corp.	3,103	57,561
Penns Woods Bancorp, Inc.	5,135	255,826
Investments	Shares	Value

Peoples Bancorp, Inc.	6,562	$137,015
PrivateBancorp, Inc.	5,335	114,169
Renasant Corp.	24,799	673,789
Republic Bancorp, Inc. Class A	16,089	443,252
S&T Bancorp, Inc.	26,670	645,947
S.Y. Bancorp, Inc.	13,637	386,336
Sandy Spring Bancorp, Inc.	19,518	453,989
Sierra Bancorp	8,274	130,150
Simmons First National Corp. Class A	14,281	443,996
Southside Bancshares, Inc.	18,597	498,772
StellarOne Corp.	14,143	318,217
Sterling Bancorp	33,874	465,090
Tompkins Financial Corp.	14,578	673,795
TowneBank	19,674	283,699
Trico Bancshares	9,592	218,506
Trustmark Corp.	76,067	1,947,315
UMB Financial Corp.	22,409	1,217,705
Umpqua Holdings Corp.	89,534	1,452,241
Union First Market Bankshares Corp.	26,521	619,796
United Bankshares, Inc.(a)	66,703	1,933,053
Univest Corp. of Pennsylvania	21,815	411,213
ViewPoint Financial Group	20,508	423,900
Washington Banking Co.	17,774	249,902
Washington Trust Bancorp, Inc.	16,250	510,737
WesBanco, Inc.	23,861	709,388
West Bancorp., Inc.	18,375	253,575
Westamerica Bancorp.(a)	25,901	1,288,316
Wintrust Financial Corp.	19,279	791,789

Total Commercial Banks		59,086,719
Commercial Services & Supplies – 8.6%
ABM Industries, Inc.	127,591	3,396,472
Brink’s Co. (The)	52,002	1,471,657
CECO Environmental Corp.(a)	50,399	709,618
Courier Corp.	66,425	1,050,844
Deluxe Corp.	132,846	5,534,364
Ennis, Inc.	93,754	1,691,322
G&K Services, Inc. Class A	35,404	2,138,048
Healthcare Services Group, Inc.	154,315	3,975,154
Herman Miller, Inc.	81,428	2,376,069
HNI Corp.	117,768	4,260,846
Interface, Inc.	32,698	648,729
Intersections, Inc.	115,082	1,009,269
Kimball International, Inc. Class B	41,438	459,548
Knoll, Inc.	124,201	2,103,965
McGrath Rentcorp	65,841	2,350,524
Mine Safety Appliances Co.	79,457	4,100,776
Multi-Color Corp.	10,543	357,724
NL Industries, Inc.	52,268	593,242
Quad Graphics, Inc.(a)	129,093	3,919,263
R.R. Donnelley & Sons Co.(a)	1,614,546	25,509,827
Schawk, Inc.	48,704	722,767
Steelcase, Inc. Class A	216,263	3,594,291
U.S. Ecology, Inc.	46,195	1,391,855
UniFirst Corp.	2,478	258,753

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

United Stationers, Inc.	60,392	$2,627,052
Viad Corp.	23,782	593,361

Total Commercial Services & Supplies		76,845,340
Communications Equipment – 1.1%
ADTRAN, Inc.	89,098	2,373,571
Bel Fuse, Inc. Class B	11,553	201,484
Black Box Corp.	16,373	501,669
Comtech Telecommunications Corp.	58,874	1,431,816
InterDigital, Inc.	31,361	1,170,706
PC-Tel, Inc.	30,311	268,252
Plantronics, Inc.	38,729	1,783,471
Tellabs, Inc.	726,464	1,649,073
TESSCO Technologies, Inc.	21,302	717,878

Total Communications Equipment		10,097,920
Computers & Peripherals – 1.0%
Lexmark International, Inc. Class A	270,941	8,941,053
Construction & Engineering – 0.5%
Comfort Systems USA, Inc.	49,925	839,239
Granite Construction, Inc.	46,435	1,420,911
Great Lakes Dredge & Dock Corp.	44,817	332,542
Michael Baker Corp.	19,052	771,034
Primoris Services Corp.	32,460	826,756

Total Construction & Engineering		4,190,482
Consumer Finance – 0.3%
Asta Funding, Inc.	65,886	585,727
Cash America International, Inc.	18,005	815,266
Nelnet, Inc. Class A	38,933	1,496,974

Total Consumer Finance		2,897,967
Containers & Packaging – 0.7%
Greif, Inc. Class A	82,117	4,026,197
Greif, Inc. Class B	10,990	585,217
Myers Industries, Inc.	58,231	1,171,025

Total Containers & Packaging		5,782,439
Distributors – 0.2%
Core-Mark Holding Co., Inc.	14,703	976,867
Weyco Group, Inc.	24,545	695,114

Total Distributors		1,671,981
Diversified Consumer Services – 1.5%
Carriage Services, Inc.	12,184	236,370
DeVry, Inc.	69,695	2,129,879
Hillenbrand, Inc.	183,173	5,013,445
Mac-Gray Corp.	22,377	325,809
Matthews International Corp. Class A	27,181	1,035,052
Regis Corp.	62,737	920,979
Stewart Enterprises, Inc. Class A	201,692	2,650,233
Universal Technical Institute, Inc.	82,338	998,760

Total Diversified Consumer Services		13,310,527
Diversified Financial Services – 1.1%
California First National Bancorp	16,103	274,878
Gain Capital Holdings, Inc.	233,421	2,938,770
Investments	Shares	Value

Interactive Brokers Group, Inc. Class A	110,160	$2,067,703
MarketAxess Holdings, Inc.	36,108	2,167,924
Marlin Business Services Corp.	43,595	1,088,131
MicroFinancial, Inc.	60,397	475,928
Resource America, Inc. Class A	78,127	627,360

Total Diversified Financial Services		9,640,694
Diversified Telecommunication Services – 1.4%
Atlantic Tele-Network, Inc.	35,332	1,841,857
Cogent Communications Group, Inc.	72,143	2,326,612
Consolidated Communications Holdings, Inc.	315,620	5,441,289
HickoryTech Corp.	60,643	690,117
Lumos Networks Corp.	100,390	2,175,451

Total Diversified Telecommunication Services		12,475,326
Electric Utilities – 4.7%
ALLETE, Inc.	146,076	7,055,471
El Paso Electric Co.	101,237	3,381,316
Empire District Electric Co. (The)	172,450	3,735,267
MGE Energy, Inc.	56,305	3,071,438
Otter Tail Corp.	137,846	3,804,549
PNM Resources, Inc.	190,418	4,309,159
UIL Holdings Corp.	206,527	7,678,674
Unitil Corp.	58,936	1,725,057
UNS Energy Corp.	150,330	7,008,385

Total Electric Utilities		41,769,316
Electrical Equipment – 0.8%
AZZ, Inc.	34,032	1,424,579
Brady Corp. Class A	93,067	2,838,543
Coleman Cable, Inc.	11,837	249,879
Encore Wire Corp.	3,941	155,433
Franklin Electric Co., Inc.	35,103	1,383,058
Global Power Equipment Group, Inc.	26,584	534,604
LSI Industries, Inc.	66,226	558,948
Preformed Line Products Co.	5,396	388,134

Total Electrical Equipment		7,533,178
Electronic Equipment, Instruments & Components – 3.6%
AVX Corp.	415,922	5,461,056
Badger Meter, Inc.	16,129	749,998
Belden, Inc.	17,332	1,110,115
Cognex Corp.	86,249	2,704,769
CTS Corp.	36,600	577,182
Daktronics, Inc.	73,369	820,999
Electro Rent Corp.	107,603	1,951,918
Electro Scientific Industries, Inc.	78,557	919,902
Littelfuse, Inc.	24,201	1,893,002
Mesa Laboratories, Inc.	2,915	197,083
Methode Electronics, Inc.	85,763	2,401,364
Molex, Inc. Class A	280,782	10,748,335
MTS Systems Corp.	29,493	1,897,874
Park Electrochemical Corp.	27,101	776,444
Richardson Electronics Ltd.	20,720	235,587

Total Electronic Equipment, Instruments & Components		32,445,628

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

Energy Equipment & Services – 0.3%
Bolt Technology Corp.	12,949	$233,730
CARBO Ceramics, Inc.(a)	24,304	2,408,769
Gulf Island Fabrication, Inc.	18,125	444,244

Total Energy Equipment & Services		3,086,743
Food & Staples Retailing – 1.3%
Andersons, Inc. (The)	19,643	1,373,046
Arden Group, Inc. Class A	2,540	330,200
Ingles Markets, Inc. Class A	39,132	1,124,262
Nash Finch Co.	31,739	838,227
Roundy’s, Inc.	375,681	3,230,857
Spartan Stores, Inc.	34,497	761,004
Village Super Market, Inc. Class A	20,115	764,772
Weis Markets, Inc.	68,292	3,342,211

Total Food & Staples Retailing		11,764,579
Food Products – 1.8%
Alico, Inc.	5,075	208,938
B&G Foods, Inc.	172,672	5,965,818
Calavo Growers, Inc.	31,244	944,819
Griffin Land & Nurseries, Inc.	3,080	98,868
J&J Snack Foods Corp.	14,935	1,205,553
Lifeway Foods, Inc.	10,438	141,017
Limoneira Co.	6,595	169,359
Sanderson Farms, Inc.	26,250	1,712,550
Snyder’s-Lance, Inc.	150,188	4,332,924
Tootsie Roll Industries, Inc.	36,227	1,116,516

Total Food Products		15,896,362
Gas Utilities – 2.4%
Chesapeake Utilities Corp.	23,848	1,251,782
Delta Natural Gas Co., Inc.	17,854	394,395
Laclede Group, Inc. (The)	88,591	3,986,595
New Jersey Resources Corp.	145,149	6,393,813
Northwest Natural Gas Co.	91,314	3,833,362
South Jersey Industries, Inc.	91,925	5,384,966

Total Gas Utilities		21,244,913
Health Care Equipment & Supplies – 1.2%
Analogic Corp.	5,339	441,215
Atrion Corp.	1,756	454,418
Cantel Medical Corp.	11,937	380,193
CONMED Corp.	50,711	1,723,667
CryoLife, Inc.	33,677	235,739
Hill-Rom Holdings, Inc.	102,643	3,677,699
Invacare Corp.	7,732	133,532
Meridian Bioscience, Inc.	126,819	2,999,269
Utah Medical Products, Inc.	7,885	468,684

Total Health Care Equipment & Supplies		10,514,416
Health Care Providers & Services – 1.2%
Chemed Corp.(a)	17,294	1,236,521
Ensign Group, Inc. (The)	14,733	605,674
Landauer, Inc.	28,212	1,445,865
National Healthcare Corp.	27,292	1,290,093
Owens & Minor, Inc.	175,515	6,071,064
Investments	Shares	Value

U.S. Physical Therapy, Inc.	12,293	$382,066

Total Health Care Providers & Services		11,031,283
Health Care Technology – 0.7%
Computer Programs & Systems, Inc.	32,096	1,877,616
Quality Systems, Inc.	186,245	4,047,104

Total Health Care Technology		5,924,720
Hotels, Restaurants & Leisure – 2.5%
Bob Evans Farms, Inc.	63,777	3,652,509
CEC Entertainment, Inc.	40,601	1,861,962
Churchill Downs, Inc.	15,368	1,329,639
Cracker Barrel Old Country Store, Inc.	60,424	6,238,174
Einstein Noah Restaurant Group, Inc.	41,526	719,230
International Speedway Corp. Class A	14,890	480,947
Interval Leisure Group, Inc.	92,549	2,186,933
Marcus Corp.	45,260	657,628
Speedway Motorsports, Inc.	102,213	1,829,613
Texas Roadhouse, Inc.	135,667	3,565,329

Total Hotels, Restaurants & Leisure		22,521,964
Household Durables – 1.1%
Bassett Furniture Industries, Inc.	14,144	228,991
Blyth, Inc.	16,168	223,604
CSS Industries, Inc.	21,713	521,329
Ethan Allen Interiors, Inc.	32,492	905,552
Flexsteel Industries, Inc.	15,291	381,816
Hooker Furniture Corp.	23,320	348,634
KB Home(a)	51,356	925,435
La-Z-Boy, Inc.	49,737	1,129,527
Lennar Corp. Class B	12,861	368,468
Lifetime Brands, Inc.	9,370	143,267
M.D.C. Holdings, Inc.	106,512	3,196,425
NACCO Industries, Inc. Class A	9,131	506,040
Ryland Group, Inc. (The)	13,011	527,466

Total Household Durables		9,406,554
Household Products – 0.4%
Oil-Dri Corp. of America	10,448	352,516
Orchids Paper Products Co.	29,198	807,909
WD-40 Co.	30,919	2,006,643

Total Household Products		3,167,068
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	47,429	1,551,403
Insurance – 2.2%
American Equity Investment Life Holding Co.	39,611	840,545
Baldwin & Lyons, Inc. Class B	14,455	352,413
Crawford & Co. Class A	25,770	189,152
Crawford & Co. Class B	11,602	112,539
Donegal Group, Inc. Class A	18,752	262,340
Eastern Insurance Holdings, Inc.	3,390	82,750
EMC Insurance Group, Inc.	12,588	379,906
Employers Holdings, Inc.	9,917	294,932
FBL Financial Group, Inc. Class A	7,962	357,494
Hanover Insurance Group, Inc. (The)	47,308	2,617,079

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

HCI Group, Inc.	11,014	$449,812
Horace Mann Educators Corp.	36,716	1,042,000
Infinity Property & Casualty Corp.	4,880	315,248
Investors Title Co.	287	21,554
Kansas City Life Insurance Co.	8,517	376,622
Kemper Corp.	55,720	1,872,192
Meadowbrook Insurance Group, Inc.	18,709	121,608
National Interstate Corp.	7,670	213,303
National Western Life Insurance Co. Class A	245	49,434
Primerica, Inc.	24,773	999,343
RLI Corp.	11,366	993,616
Safety Insurance Group, Inc.	21,873	1,158,613
Selective Insurance Group, Inc.	40,633	995,508
StanCorp Financial Group, Inc.	38,248	2,104,405
State Auto Financial Corp.	30,808	645,119
Stewart Information Services Corp.	2,416	77,288
Symetra Financial Corp.	77,709	1,384,774
United Fire Group, Inc.	19,141	583,226
Universal Insurance Holdings, Inc.	86,387	609,028

Total Insurance		19,501,843
Internet & Catalog Retail – 0.5%
Nutrisystem, Inc.	199,892	2,874,447
PetMed Express, Inc.	83,066	1,353,145

Total Internet & Catalog Retail		4,227,592
Internet Software & Services – 1.4%
Earthlink, Inc.	245,311	1,214,289
j2 Global, Inc.	124,809	6,180,542
Marchex, Inc. Class B	72,903	530,734
United Online, Inc.	515,659	4,114,959

Total Internet Software & Services		12,040,524
IT Services – 0.8%
Cass Information Systems, Inc.	14,606	779,522
Convergys Corp.	108,112	2,027,100
Forrester Research, Inc.	43,649	1,604,537
Heartland Payment Systems, Inc.(a)	25,984	1,032,085
ManTech International Corp. Class A	62,801	1,806,157

Total IT Services		7,249,401
Leisure Equipment & Products – 0.5%
Callaway Golf Co.	34,563	246,088
Marine Products Corp.	40,687	369,438
Sturm Ruger & Co., Inc.(a)	54,139	3,390,726

Total Leisure Equipment & Products		4,006,252
Machinery – 3.5%
Alamo Group, Inc.	6,862	335,620
Albany International Corp. Class A	60,775	2,179,999
Altra Holdings, Inc.	23,439	630,744
Ampco-Pittsburgh Corp.	31,086	557,061
Barnes Group, Inc.	92,944	3,245,604
Briggs & Stratton Corp.	85,048	1,711,166
CIRCOR International, Inc.	5,372	334,031
Douglas Dynamics, Inc.	108,726	1,601,534
Dynamic Materials Corp.	11,929	276,514
Investments	Shares	Value

ESCO Technologies, Inc.	18,490	$614,423
FreightCar America, Inc.	9,710	200,803
Gorman-Rupp Co. (The)	22,387	898,167
Graham Corp.	3,078	111,208
Hardinge, Inc.	7,368	113,836
Harsco Corp.	235,649	5,867,660
John Bean Technologies Corp.	37,024	921,157
Kaydon Corp.	89,029	3,162,310
L.B. Foster Co. Class A	1,962	89,742
Lindsay Corp.	6,552	534,774
Miller Industries, Inc.	30,046	510,181
Mueller Industries, Inc.	22,975	1,279,018
Mueller Water Products, Inc. Class A	159,187	1,271,904
Standex International Corp.	6,470	384,318
Sun Hydraulics Corp.	28,151	1,020,474
Tennant Co.	24,774	1,535,988
Titan International, Inc.	3,435	50,288
Twin Disc, Inc.	18,125	473,606
Watts Water Technologies, Inc. Class A	23,299	1,313,365

Total Machinery		31,225,495
Marine – 0.3%
International Shipholding Corp.	33,761	926,402
Matson, Inc.	81,704	2,143,096

Total Marine		3,069,498
Media – 3.6%
Belo Corp. Class A	334,322	4,580,211
CBS Corp. Class A	26,788	1,482,180
Harte-Hanks, Inc.	302,685	2,672,708
Meredith Corp.	130,720	6,224,886
National CineMedia, Inc.	278,948	5,260,959
Nexstar Broadcasting Group, Inc. Class A	58,810	2,617,339
Scholastic Corp.	40,189	1,151,415
Sinclair Broadcast Group, Inc. Class A	207,216	6,945,880
World Wrestling Entertainment, Inc. Class A	135,111	1,374,079

Total Media		32,309,657
Metals & Mining – 2.3%
AMCOL International Corp.	66,833	2,184,102
Commercial Metals Co.	304,546	5,162,055
Globe Specialty Metals, Inc.	97,750	1,506,328
Gold Resource Corp.	195,342	1,295,118
Haynes International, Inc.	16,367	741,916
Hecla Mining Co.(a)	362,936	1,139,619
Kaiser Aluminum Corp.	26,521	1,889,621
Materion Corp.	19,870	637,032
Noranda Aluminum Holding Corp.	135,168	332,513
Olympic Steel, Inc.	3,174	88,174
Schnitzer Steel Industries, Inc. Class A	52,202	1,437,643
Worthington Industries, Inc.	126,067	4,340,487

Total Metals & Mining		20,754,608
Multiline Retail – 0.1%
Bon-Ton Stores, Inc. (The)	22,636	238,810
Fred’s, Inc. Class A	51,204	801,343

Total Multiline Retail		1,040,153

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

Multi-Utilities – 2.3%
Avista Corp.	243,362	$6,424,757
Black Hills Corp.	147,466	7,352,655
NorthWestern Corp.	141,257	6,345,264

Total Multi-Utilities		20,122,676
Oil, Gas & Consumable Fuels – 1.5%
Adams Resources & Energy, Inc.	6,176	342,830
Alon USA Energy, Inc.	55,075	562,316
Arch Coal, Inc.(a)	267,962	1,101,324
Berry Petroleum Co. Class A	51,976	2,241,725
Crosstex Energy, Inc.	131,923	2,755,872
Delek US Holdings, Inc.	72,644	1,532,062
EXCO Resources, Inc.(a)	371,348	2,502,885
Panhandle Oil and Gas, Inc. Class A	6,558	185,460
W&T Offshore, Inc.	109,083	1,932,951

Total Oil, Gas & Consumable Fuels		13,157,425
Paper & Forest Products – 0.7%
Deltic Timber Corp.	4,281	278,865
Neenah Paper, Inc.	26,087	1,025,480
PH Glatfelter Co.	70,719	1,914,363
Schweitzer-Mauduit International, Inc.	45,328	2,743,704
Wausau Paper Corp.	52,967	688,041

Total Paper & Forest Products		6,650,453
Personal Products – 0.2%
Female Health Co. (The)	76,106	751,166
Inter Parfums, Inc.	38,637	1,158,724

Total Personal Products		1,909,890
Pharmaceuticals – 0.8%
Questcor Pharmaceuticals, Inc.	128,496	7,452,768
Professional Services – 1.0%
Barrett Business Services, Inc.	7,613	512,431
CDI Corp.	45,512	696,789
Corporate Executive Board Co. (The)	39,643	2,878,875
Heidrick & Struggles International, Inc.	48,476	923,953
Insperity, Inc.	48,892	1,838,339
Kelly Services, Inc. Class A	34,492	671,559
Resources Connection, Inc.	67,505	916,043
VSE Corp.	5,700	267,615

Total Professional Services		8,705,604
Real Estate Investment Trusts (REITs) – 9.5%
Acadia Realty Trust	48,154	1,188,441
Agree Realty Corp.	19,142	577,705
American Assets Trust, Inc.	34,303	1,046,584
Ashford Hospitality Trust, Inc.	80,756	996,529
Associated Estates Realty Corp.(a)	71,424	1,064,932
Brandywine Realty Trust	213,133	2,809,093
Campus Crest Communities, Inc.	55,810	602,748
Cedar Realty Trust, Inc.	76,487	396,203
Chatham Lodging Trust	20,521	366,505
Chesapeake Lodging Trust	54,291	1,278,010
Colonial Properties Trust	104,881	2,358,774
Investments	Shares	Value

CommonWealth REIT	144,046	$3,156,048
Coresite Realty Corp.	29,994	1,017,996
Cousins Properties, Inc.	83,827	862,580
CubeSmart	79,044	1,410,145
DCT Industrial Trust, Inc.	345,178	2,481,830
DiamondRock Hospitality Co.	187,624	2,001,948
DuPont Fabros Technology, Inc.	63,280	1,630,726
EastGroup Properties, Inc.	38,920	2,304,453
Education Realty Trust, Inc.	116,668	1,061,679
Excel Trust, Inc.	65,576	786,912
First Potomac Realty Trust	91,346	1,148,219
Franklin Street Properties Corp.	140,895	1,795,002
Geo Group, Inc. (The)	153,087	5,090,143
Getty Realty Corp.	24,627	478,503
Gladstone Commercial Corp.	25,218	452,915
Glimcher Realty Trust	142,693	1,391,257
Government Properties Income Trust	123,848	2,963,683
Healthcare Trust of America, Inc. Class A	63,811	671,292
Hersha Hospitality Trust	267,981	1,498,014
Hudson Pacific Properties, Inc.	32,083	624,014
Inland Real Estate Corp.	172,709	1,766,813
Investors Real Estate Trust	150,010	1,237,582
Kite Realty Group Trust	95,056	563,682
Lexington Realty Trust	312,211	3,506,129
LTC Properties, Inc.	45,547	1,729,875
Medical Properties Trust, Inc.	251,255	3,057,773
Monmouth Real Estate Investment Corp. Class A	65,816	596,951
National Health Investors, Inc.	36,150	2,056,573
One Liberty Properties, Inc.	26,952	546,587
Parkway Properties, Inc.	36,288	644,838
Pebblebrook Hotel Trust	44,073	1,265,336
Pennsylvania Real Estate Investment Trust	57,024	1,066,349
Potlatch Corp.	37,329	1,481,215
PS Business Parks, Inc.	18,169	1,355,771
Ramco-Gershenson Properties Trust	65,624	1,011,266
Retail Opportunity Investments Corp.	66,009	912,244
Retail Properties of America, Inc. Class A	200,190	2,752,612
Rouse Properties, Inc.(a)	22,152	455,888
Sabra Health Care REIT, Inc.	63,268	1,455,797
Saul Centers, Inc.	18,741	866,771
Select Income REIT	57,743	1,489,769
STAG Industrial, Inc.	58,285	1,172,694
Summit Hotel Properties, Inc.	65,967	606,237
Sun Communities, Inc.	52,508	2,237,891
Terreno Realty Corp.	11,298	200,652
UMH Properties, Inc.	32,372	321,454
Universal Health Realty Income Trust	17,588	736,410
Urstadt Biddle Properties, Inc. Class A	33,194	659,897
Washington Real Estate Investment Trust	89,007	2,249,207
Whitestone REIT	37,359	550,298
Winthrop Realty Trust	54,004	602,145

Total Real Estate Investment Trusts (REITs)		84,669,589

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

Real Estate Management & Development – 0.1%
Consolidated-Tomoka Land Co.	267	$10,277
Kennedy-Wilson Holdings, Inc.	25,577	474,709
Thomas Properties Group, Inc.	17,818	119,737

Total Real Estate Management & Development		604,723
Road & Rail – 0.9%
Arkansas Best Corp.	26,051	668,729
Celadon Group, Inc.	8,532	159,292
Con-way, Inc.	67,642	2,914,694
Heartland Express, Inc.	41,134	583,691
Knight Transportation, Inc.	109,332	1,806,165
Marten Transport Ltd.	14,120	242,158
Werner Enterprises, Inc.	56,116	1,309,186

Total Road & Rail		7,683,915
Semiconductors & Semiconductor Equipment – 1.8%
Brooks Automation, Inc.	219,406	2,042,670
Cohu, Inc.	42,307	461,569
Intersil Corp. Class A	595,840	6,691,283
IXYS Corp.	30,888	298,069
Micrel, Inc.	81,143	739,213
MKS Instruments, Inc.	111,755	2,971,566
Power Integrations, Inc.	13,382	724,635
Tessera Technologies, Inc.	102,278	1,979,079

Total Semiconductors & Semiconductor Equipment		15,908,084
Software – 0.8%
American Software, Inc. Class A	96,556	824,588
Blackbaud, Inc.	76,180	2,974,067
Digimarc Corp.	11,869	239,754
Ebix, Inc.(a)	53,930	536,064
EPIQ Systems, Inc.	84,152	1,112,489
Fair Isaac Corp.	7,763	429,139
Monotype Imaging Holdings, Inc.	28,695	822,399
Pegasystems, Inc.	15,297	608,974

Total Software		7,547,474
Specialty Retail – 2.0%
bebe Stores, Inc.	165,090	1,005,398
Big 5 Sporting Goods Corp.	40,274	647,606
Brown Shoe Co., Inc.	50,834	1,193,074
Cato Corp. (The) Class A	81,571	2,282,356
Destination Maternity Corp.	33,832	1,075,857
Finish Line, Inc. (The) Class A	55,016	1,368,248
Group 1 Automotive, Inc.	19,771	1,535,811
Haverty Furniture Cos., Inc.	14,990	367,705
Lithia Motors, Inc. Class A	19,600	1,430,016
Men’s Wearhouse, Inc. (The)	102,393	3,486,482
Monro Muffler Brake, Inc.	28,651	1,331,985
OfficeMax, Inc.	53,982	690,430
Shoe Carnival, Inc.	15,868	428,595
Sonic Automotive, Inc. Class A	16,956	403,553
Stage Stores, Inc.	39,507	758,534
Winmark Corp.	1,117	82,334

Total Specialty Retail		18,087,984
Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 0.5%
Cherokee, Inc.	18,480	$240,425
Culp, Inc.	7,881	147,453
Jones Group, Inc. (The)	109,402	1,642,124
Movado Group, Inc.	9,325	407,969
Oxford Industries, Inc.	16,477	1,120,107
R.G. Barry Corp.	23,341	441,378

Total Textiles, Apparel & Luxury Goods		3,999,456
Thrifts & Mortgage Finance – 1.3%
Astoria Financial Corp.	57,574	716,221
Banc of California, Inc.	11,351	156,984
Bank Mutual Corp.	24,084	151,007
BankFinancial Corp.	4,237	37,794
Berkshire Hills Bancorp, Inc.	20,447	513,424
Brookline Bancorp, Inc.	77,601	730,225
Clifton Savings Bancorp, Inc.	15,553	192,702
Dime Community Bancshares, Inc.	39,122	651,381
ESB Financial Corp.	13,947	177,824
ESSA Bancorp, Inc.	6,842	71,294
EverBank Financial Corp.	16,464	246,631
Federal Agricultural Mortgage Corp. Class C	3,099	103,445
First Defiance Financial Corp.	3,073	71,877
Fox Chase Bancorp, Inc.	3,356	58,394
Heritage Financial Group, Inc.	2,533	44,125
Hingham Institution for savings	892	62,360
Northwest Bancshares, Inc.	117,039	1,547,256
OceanFirst Financial Corp.	17,313	292,763
Oritani Financial Corp.	48,919	805,207
Provident Financial Holdings, Inc.	3,636	60,394
Provident Financial Services, Inc.	58,188	943,227
Provident New York Bancorp	31,495	342,981
Pulaski Financial Corp.	12,103	124,782
Radian Group, Inc.	7,329	102,093
Rockville Financial, Inc.	23,624	307,112
SI Financial Group, Inc.	2,817	31,973
Simplicity Bancorp, Inc.	5,168	80,362
Territorial Bancorp, Inc.	6,223	136,719
TrustCo Bank Corp.	127,124	757,659
United Financial Bancorp, Inc.	10,780	174,313
Washington Federal, Inc.	55,748	1,152,869
Westfield Financial, Inc.	21,838	154,176
WSFS Financial Corp.	2,788	167,977

Total Thrifts & Mortgage Finance		11,167,551
Tobacco – 2.0%
Universal Corp.	80,988	4,124,719
Vector Group Ltd.(a)	843,975	13,587,997

Total Tobacco		17,712,716
Trading Companies & Distributors – 1.8%
Aceto Corp.	48,167	752,369
Applied Industrial Technologies, Inc.	75,886	3,908,129
Houston Wire & Cable Co.	43,676	588,316
Kaman Corp.	36,698	1,389,386

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

September 30, 2013

Investments	Shares	Value

TAL International Group, Inc.*(a)	192,645	$9,002,301

Total Trading Companies & Distributors		15,640,501
Water Utilities – 1.1%
American States Water Co.	96,232	2,652,154
Artesian Resources Corp. Class A	22,385	498,066
California Water Service Group	131,076	2,663,464
Connecticut Water Service, Inc.	22,374	719,548
Middlesex Water Co.	48,590	1,039,340
SJW Corp.	40,885	1,145,598
York Water Co.	31,819	638,607

Total Water Utilities		9,356,777
Wireless Telecommunication Services – 0.7%
NTELOS Holdings Corp.	217,355	4,086,274
Shenandoah Telecommunications Co.	39,822	959,710
USA Mobility, Inc.	71,590	1,013,714

Total Wireless Telecommunication Services		6,059,698
TOTAL COMMON STOCKS (Cost: $742,860,493)		885,803,327
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $1,679,844)	26,492	1,841,724
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $54,611,241)(d)	54,611,241	54,611,241
TOTAL INVESTMENTS IN SECURITIES – 105.9% (Cost: $799,151,578)(e)		942,256,292
Liabilities in Excess of Other Assets – (5.9)%		(52,869,799)

NET ASSETS – 100.0%		$889,386,493

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund’s securities on loan was $53,183,275 and the total market value of the collateral held by the Fund was $54,611,241.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	47

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 100.0%
COMMON STOCKS – 99.9%
Aerospace & Defense – 6.2%
Alliant Techsystems, Inc.	220	$21,463
Boeing Co. (The)	8,410	988,175
Honeywell International, Inc.	8,724	724,441
Huntington Ingalls Industries, Inc.	176	11,862
Precision Castparts Corp.	44	9,999
Raytheon Co.	6,285	484,385
Rockwell Collins, Inc.	1,276	86,589
Textron, Inc.	352	9,719
Triumph Group, Inc.	44	3,090
United Technologies Corp.	10,404	1,121,759

Total Aerospace & Defense		3,461,482
Air Freight & Logistics – 2.3%
C.H. Robinson Worldwide, Inc.	1,848	110,067
Expeditors International of Washington, Inc.	1,540	67,852
FedEx Corp.	924	105,438
United Parcel Service, Inc. Class B	10,844	990,816

Total Air Freight & Logistics		1,274,173
Airlines – 0.0%
Southwest Airlines Co.	1,100	16,016
Auto Components – 0.8%
Allison Transmission Holdings, Inc.	924	23,146
Dana Holding Corp.	836	19,094
Gentex Corp.	1,936	49,542
Johnson Controls, Inc.	7,843	325,485
Lear Corp.	572	40,938

Total Auto Components		458,205
Automobiles – 0.2%
Harley-Davidson, Inc.	1,804	115,889
Beverages – 4.7%
Coca-Cola Co. (The)	39,019	1,478,040
Coca-Cola Enterprises, Inc.	1,848	74,308
PepsiCo, Inc.	13,315	1,058,542

Total Beverages		2,610,890
Biotechnology – 1.3%
Amgen, Inc.	6,647	744,065
Building Products – 0.1%
A.O. Smith Corp.	440	19,888
Lennox International, Inc.	308	23,180

Total Building Products		43,068
Capital Markets – 1.6%
Charles Schwab Corp. (The)	8,825	186,560
Franklin Resources, Inc.	2,376	120,107
Northern Trust Corp.	2,640	143,590
Raymond James Financial, Inc.	836	34,836
SEI Investments Co.	924	28,561
T. Rowe Price Group, Inc.	2,639	189,823
TD Ameritrade Holding Corp.	4,884	127,863
Investments	Shares	Value

Waddell & Reed Financial, Inc. Class A	1,056	$54,363

Total Capital Markets		885,703
Chemicals – 3.9%
Air Products & Chemicals, Inc.	3,475	370,331
Airgas, Inc.	616	65,327
Albemarle Corp.	748	47,079
Cabot Corp.	704	30,068
Celanese Corp. Series A	528	27,873
CF Industries Holdings, Inc.	264	55,659
Eastman Chemical Co.	1,364	106,256
Ecolab, Inc.	1,689	166,806
FMC Corp.	616	44,179
Monsanto Co.	3,840	400,781
Mosaic Co. (The)	2,464	106,001
PolyOne Corp.	484	14,864
Praxair, Inc.	3,212	386,114
Rockwood Holdings, Inc.	1,012	67,703
RPM International, Inc.	1,936	70,083
Scotts Miracle-Gro Co. (The) Class A	880	48,426
Sherwin-Williams Co. (The)	616	112,223
Sigma-Aldrich Corp.	660	56,298

Total Chemicals		2,176,071
Commercial Banks – 1.8%
Investors Bancorp, Inc.	616	13,478
M&T Bank Corp.	1,769	197,986
U.S. Bancorp	21,722	794,591

Total Commercial Banks		1,006,055
Commercial Services & Supplies – 0.2%
Cintas Corp.	836	42,803
Deluxe Corp.	572	23,830
Rollins, Inc.	1,100	29,161

Total Commercial Services & Supplies		95,794
Communications Equipment – 2.7%
Cisco Systems, Inc.	35,807	838,600
Motorola Solutions, Inc.	1,100	65,318
QUALCOMM, Inc.	9,252	623,215

Total Communications Equipment		1,527,133
Computers & Peripherals – 5.3%
Apple, Inc.	5,928	2,826,174
Dell, Inc.	10,251	141,156

Total Computers & Peripherals		2,967,330
Construction & Engineering – 0.2%
EMCOR Group, Inc.	176	6,887
Fluor Corp.	836	59,322
KBR, Inc.	792	25,851

Total Construction & Engineering		92,060
Consumer Finance – 1.4%
American Express Co.	7,915	597,741
Discover Financial Services	3,256	164,558

Total Consumer Finance		762,299

See Notes to Financial Statements.

48	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2013

Investments	Shares	Value

Containers & Packaging – 0.1%
Ball Corp.	792	$35,545
Silgan Holdings, Inc.	352	16,544

Total Containers & Packaging		52,089
Distributors – 0.4%
Genuine Parts Co.	2,200	177,958
Pool Corp.	395	22,171

Total Distributors		200,129
Diversified Consumer Services – 0.2%
DeVry, Inc.	308	9,413
H&R Block, Inc.	3,784	100,881
Sotheby’s	352	17,294

Total Diversified Consumer Services		127,588
Diversified Financial Services – 0.1%
CBOE Holdings, Inc.	704	31,842
Electric Utilities – 0.1%
ITC Holdings Corp.	484	45,428
Electrical Equipment – 1.8%
Acuity Brands, Inc.	132	12,147
AMETEK, Inc.	704	32,398
Babcock & Wilcox Co. (The)	660	22,255
Emerson Electric Co.	10,661	689,767
Hubbell, Inc. Class B	484	50,694
Regal-Beloit Corp.	220	14,944
Rockwell Automation, Inc.	1,540	164,688
Roper Industries, Inc.	264	35,078

Total Electrical Equipment		1,021,971
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. Class A	220	17,024
Belden, Inc.	88	5,636
Corning, Inc.	10,193	148,716
FEI Co.	44	3,863
FLIR Systems, Inc.	484	15,198
Jabil Circuit, Inc.	880	19,078
Molex, Inc.	704	27,118
National Instruments Corp.	528	16,331

Total Electronic Equipment, Instruments & Components		252,964
Energy Equipment & Services – 1.6%
Baker Hughes, Inc.	2,860	140,426
CARBO Ceramics, Inc.	132	13,083
Diamond Offshore Drilling, Inc.	3,564	222,108
Halliburton Co.	5,805	279,511
National Oilwell Varco, Inc.	1,584	123,726
Oceaneering International, Inc.	659	53,537
RPC, Inc.	2,904	44,925

Total Energy Equipment & Services		877,316
Food & Staples Retailing – 4.6%
Casey’s General Stores, Inc.	132	9,702
Harris Teeter Supermarkets, Inc.	220	10,822
PriceSmart, Inc.	89	8,476
Sysco Corp.	6,033	192,031
Investments	Shares	Value

Walgreen Co.	6,831	$367,508
Wal-Mart Stores, Inc.	25,543	1,889,160
Whole Foods Market, Inc.	1,056	61,776

Total Food & Staples Retailing		2,539,475
Food Products – 1.5%
Campbell Soup Co.	2,552	103,892
Flowers Foods, Inc.	1,320	28,301
General Mills, Inc.	6,341	303,861
Hershey Co. (The)	1,056	97,680
Hormel Foods Corp.	1,408	59,305
Ingredion, Inc.	484	32,026
Kellogg Co.	3,255	191,166
McCormick & Co., Inc.	704	45,549

Total Food Products		861,780
Health Care Equipment & Supplies – 4.1%
Abbott Laboratories	12,110	401,931
Baxter International, Inc.	6,981	458,582
Becton, Dickinson and Co.	2,067	206,741
C.R. Bard, Inc.	308	35,482
DENTSPLY International, Inc.	396	17,190
Hill-Rom Holdings, Inc.	396	14,189
Medtronic, Inc.	11,319	602,737
ResMed, Inc.(a)	1,056	55,778
St. Jude Medical, Inc.	3,457	185,434
STERIS Corp.	528	22,683
Stryker Corp.	3,077	207,974
West Pharmaceutical Services, Inc.	442	18,188
Zimmer Holdings, Inc.	880	72,283

Total Health Care Equipment & Supplies		2,299,192
Health Care Providers & Services – 2.5%
Aetna, Inc.	2,596	166,196
AmerisourceBergen Corp.	1,804	110,224
Cardinal Health, Inc.	4,343	226,487
Humana, Inc.	1,056	98,557
McKesson Corp.	880	112,904
Patterson Cos., Inc.	880	35,376
Quest Diagnostics, Inc.	1,584	97,875
UnitedHealth Group, Inc.	7,088	507,572
Universal Health Services, Inc. Class B	132	9,899

Total Health Care Providers & Services		1,365,090
Hotels, Restaurants & Leisure – 4.7%
Brinker International, Inc.	748	30,316
Cheesecake Factory, Inc. (The)	308	13,537
Darden Restaurants, Inc.	2,596	120,169
International Game Technology	2,508	47,476
McDonald’s Corp.	15,386	1,480,287
Starbucks Corp.	5,499	423,258
Starwood Hotels & Resorts Worldwide, Inc.	1,965	130,574
Wyndham Worldwide Corp.	1,232	75,115
Yum! Brands, Inc.	4,532	323,540

Total Hotels, Restaurants & Leisure		2,644,272

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2013

Investments	Shares	Value

Household Durables – 0.5%
Harman International Industries, Inc.	440	$29,141
Leggett & Platt, Inc.	2,464	74,290
Tupperware Brands Corp.	879	75,919
Whirlpool Corp.	660	96,650

Total Household Durables		276,000
Household Products – 4.9%
Church & Dwight Co., Inc.	748	44,917
Colgate-Palmolive Co.	6,949	412,076
Energizer Holdings, Inc.	308	28,074
Kimberly-Clark Corp.	4,004	377,257
Procter & Gamble Co. (The)	24,743	1,870,323

Total Household Products		2,732,647
Industrial Conglomerates – 1.9%
3M Co.	8,232	982,983
Carlisle Cos., Inc.	352	24,742
Danaher Corp.	568	39,374

Total Industrial Conglomerates		1,047,099
Insurance – 0.6%
AmTrust Financial Services, Inc.	579	22,616
Brown & Brown, Inc.	792	25,423
Marsh & McLennan Cos., Inc.	6,605	287,648

Total Insurance		335,687
Internet & Catalog Retail – 0.1%
Expedia, Inc.	484	25,067
HSN, Inc.	352	18,874

Total Internet & Catalog Retail		43,941
Internet Software & Services – 0.0%
IAC/InterActiveCorp	497	27,171
IT Services – 3.1%
Automatic Data Processing, Inc.	3,338	241,605
Broadridge Financial Solutions, Inc.	880	27,940
DST Systems, Inc.	176	13,272
International Business Machines Corp.	4,619	855,347
Jack Henry & Associates, Inc.	220	11,354
Lender Processing Services, Inc.	308	10,247
Mastercard, Inc. Class A	132	88,807
MAXIMUS, Inc.	176	7,927
Paychex, Inc.	3,388	137,688
Total System Services, Inc.	748	22,006
Visa, Inc. Class A	1,100	210,210
Western Union Co. (The)	4,796	89,493

Total IT Services		1,715,896
Leisure Equipment & Products – 0.8%
Brunswick Corp.	44	1,756
Hasbro, Inc.(a)	2,288	107,856
Mattel, Inc.	5,636	235,923
Polaris Industries, Inc.	641	82,805

Total Leisure Equipment & Products		428,340
Life Sciences Tools & Services – 0.1%
Techne Corp.	395	31,624
Investments	Shares	Value

Machinery – 4.6%
Caterpillar, Inc.	8,066	$672,462
CLARCOR, Inc.	351	19,491
Cummins, Inc.	1,618	214,984
Deere & Co.	4,645	378,057
Donaldson Co., Inc.	792	30,199
Dover Corp.	1,672	150,196
Flowserve Corp.	792	49,413
Graco, Inc.	615	45,547
IDEX Corp.	616	40,194
Illinois Tool Works, Inc.	5,500	419,485
Joy Global, Inc.	660	33,686
Kennametal, Inc.	660	30,096
Lincoln Electric Holdings, Inc.	594	39,572
Manitowoc Co., Inc. (The)	264	5,169
Nordson Corp.	264	19,438
PACCAR, Inc.	2,816	156,739
Pall Corp.	880	67,795
Snap-on, Inc.	572	56,914
SPX Corp.	352	29,793
Timken Co. (The)	792	47,837
Toro Co. (The)	409	22,229
Valmont Industries, Inc.	89	12,363
Wabtec Corp.	88	5,533
Woodward, Inc.	264	10,779

Total Machinery		2,557,971
Media – 4.7%
Cinemark Holdings, Inc.	1,628	51,673
Comcast Corp. Class A	20,228	913,294
Comcast Corp. Special Class A	5,016	217,544
Scripps Networks Interactive, Inc. Class A	484	37,805
Time Warner Cable, Inc.	4,174	465,818
Twenty-First Century Fox, Inc. Class A	4,136	138,556
Twenty-First Century Fox, Inc. Class B	2,156	72,010
Walt Disney Co. (The)	11,379	733,832

Total Media		2,630,532
Metals & Mining – 0.2%
Allegheny Technologies, Inc.	1,276	38,943
Carpenter Technology Corp.	396	23,012
Compass Minerals International, Inc.	440	33,559

Total Metals & Mining		95,514
Multiline Retail – 1.1%
Dillard’s, Inc. Class A	44	3,445
Family Dollar Stores, Inc.	1,012	72,884
Nordstrom, Inc.	2,068	116,222
Target Corp.	6,857	438,711

Total Multiline Retail		631,262
Oil, Gas & Consumable Fuels – 1.4%
Chesapeake Energy Corp.	5,859	151,631
CONSOL Energy, Inc.	1,672	56,263
EQT Corp.	176	15,615
HollyFrontier Corp.	2,640	111,170

See Notes to Financial Statements.

50	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2013

Investments	Shares	Value

Marathon Oil Corp.	7,186	$250,648
Murphy Oil Corp.	1,979	119,373
Pioneer Natural Resources Co.	45	8,496
QEP Resources, Inc.	220	6,092
SM Energy Co.	44	3,396
Tesoro Corp.	1,056	46,443
Western Refining, Inc.(a)	660	19,826

Total Oil, Gas & Consumable Fuels		788,953
Personal Products – 0.2%
Avon Products, Inc.	1,540	31,724
Estee Lauder Cos., Inc. (The) Class A	792	55,361
Nu Skin Enterprises, Inc. Class A	440	42,125

Total Personal Products		129,210
Pharmaceuticals – 0.1%
Allergan, Inc.	308	27,859
Perrigo Co.	132	16,286

Total Pharmaceuticals		44,145
Professional Services – 0.2%
Equifax, Inc.	880	52,668
Robert Half International, Inc.	1,188	46,368

Total Professional Services		99,036
Real Estate Investment Trusts (REITs) – 0.3%
Corrections Corp. of America	2,640	91,212
Geo Group, Inc. (The)	1,892	62,909

Total Real Estate Investment Trusts (REITs)		154,121
Real Estate Management & Development – 0.0%
Jones Lang LaSalle, Inc.	88	7,682
Road & Rail – 2.7%
CSX Corp.	11,915	306,692
J.B. Hunt Transport Services, Inc.	528	38,507
Kansas City Southern	440	48,119
Landstar System, Inc.	923	51,670
Norfolk Southern Corp.	4,224	326,726
Union Pacific Corp.	4,648	722,020

Total Road & Rail		1,493,734
Semiconductors & Semiconductor Equipment – 3.6%
Altera Corp.	968	35,971
Analog Devices, Inc.	2,376	111,791
Intel Corp.	52,947	1,213,545
KLA-Tencor Corp.	1,246	75,819
Maxim Integrated Products, Inc.	2,200	65,560
NVIDIA Corp.	3,703	57,619
Texas Instruments, Inc.	8,913	358,926
Xilinx, Inc.	1,760	82,474

Total Semiconductors & Semiconductor Equipment		2,001,705
Software – 5.1%
Activision Blizzard, Inc.	3,696	61,612
CA, Inc.	4,708	139,686
FactSet Research Systems, Inc.(a)	180	19,638
Intuit, Inc.	792	52,518
Investments	Shares	Value

Microsoft Corp.	69,016	$2,298,923
Oracle Corp.	8,641	286,622
Solera Holdings, Inc.	132	6,979

Total Software		2,865,978
Specialty Retail – 4.8%
Aaron’s, Inc.	88	2,437
Abercrombie & Fitch Co. Class A	616	21,788
Advance Auto Parts, Inc.	88	7,276
Chico’s FAS, Inc.	968	16,127
Dick’s Sporting Goods, Inc.	484	25,836
DSW, Inc. Class A	176	15,016
Foot Locker, Inc.	1,760	59,734
Gap, Inc. (The)	3,696	148,875
GNC Holdings, Inc. Class A	660	36,056
Guess?, Inc.	1,276	38,089
Home Depot, Inc. (The)	16,462	1,248,643
Lowe’s Cos., Inc.	9,401	447,582
Penske Automotive Group, Inc.	792	33,842
PetSmart, Inc.	528	40,265
Pier 1 Imports, Inc.	440	8,589
Ross Stores, Inc.	1,188	86,486
Tiffany & Co.	1,100	84,282
TJX Cos., Inc. (The)	4,459	251,443
Tractor Supply Co.	530	35,600
Williams-Sonoma, Inc.	1,188	66,766

Total Specialty Retail		2,674,732
Textiles, Apparel & Luxury Goods – 1.6%
Coach, Inc.	3,343	182,294
Columbia Sportswear Co.	351	21,141
NIKE, Inc. Class B	5,100	370,464
PVH Corp.	44	5,222
Ralph Lauren Corp.	308	50,737
VF Corp.	1,145	227,912
Wolverine World Wide, Inc.	351	20,439

Total Textiles, Apparel & Luxury Goods		878,209
Tobacco – 2.0%
Altria Group, Inc.	31,856	1,094,254
Trading Companies & Distributors – 0.4%
Fastenal Co.	1,188	59,697
MSC Industrial Direct Co., Inc. Class A	352	28,635
W.W. Grainger, Inc.	484	126,668

Total Trading Companies & Distributors		215,000
TOTAL COMMON STOCKS (Cost: $54,582,117)		55,555,812

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

September 30, 2013

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $83,778)(c)	83,778	$83,778
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $54,665,895)(d)		55,639,590
Liabilities in Excess of Other Assets – (0.0)%		(6,194)

NET ASSETS – 100.0%		$55,633,396

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)

At September 30, 2013, the total market value of the Fund’s securities on loan was $173,908 and the total market value of the collateral held by the Fund was $177,827. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $94,049.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

52	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 99.8%
COMMON STOCKS – 99.8%
Aerospace & Defense – 0.9%
AAR Corp.	2,824	$77,180
American Science & Engineering, Inc.	378	22,797

Total Aerospace & Defense		99,977
Air Freight & Logistics – 0.3%
Forward Air Corp.	939	37,889
Auto Components – 2.0%
Cooper Tire & Rubber Co.	6,177	190,252
Standard Motor Products, Inc.	1,522	48,947

Total Auto Components		239,199
Building Products – 1.4%
AAON, Inc.	873	23,187
Apogee Enterprises, Inc.	1,863	55,294
Simpson Manufacturing Co., Inc.	1,881	61,264
Universal Forest Products, Inc.	585	24,628

Total Building Products		164,373
Capital Markets – 4.3%
Calamos Asset Management, Inc. Class A	2,034	20,320
Evercore Partners, Inc. Class A	4,579	225,424
FXCM, Inc. Class A	1,926	38,038
GAMCO Investors, Inc. Class A	99	7,517
Janus Capital Group, Inc.	24,882	211,746

Total Capital Markets		503,045
Chemicals – 7.5%
A. Schulman, Inc.	1,772	52,203
American Vanguard Corp.	2,617	70,450
Balchem Corp.	774	40,054
H.B. Fuller Co.	2,676	120,928
Innophos Holdings, Inc.	1,093	57,689
KMG Chemicals, Inc.	216	4,750
Koppers Holdings, Inc.	675	28,789
Minerals Technologies, Inc.	2,115	104,418
PolyOne Corp.	7,042	216,260
Quaker Chemical Corp.	549	40,104
Sensient Technologies Corp.	1,727	82,706
Stepan Co.	800	46,184
Zep, Inc.	594	9,658

Total Chemicals		874,193
Commercial Banks – 0.8%
Cardinal Financial Corp.	2,067	34,167
First Financial Holdings, Inc.	468	25,815
Home BancShares, Inc.	1,232	37,416

Total Commercial Banks		97,398
Commercial Services & Supplies – 6.8%
Brink’s Co. (The)	2,581	73,042
CECO Environmental Corp.	540	7,603
Deluxe Corp.	2,982	124,230
Healthcare Services Group, Inc.	2,700	69,552
Herman Miller, Inc.	2,653	77,415
Investments	Shares	Value

HNI Corp.	1,175	$42,512
Interface, Inc. Class A	2,880	57,139
Knoll, Inc.	2,098	35,540
Mine Safety Appliances Co.	1,046	53,984
Multi-Color Corp.	225	7,634
Steelcase, Inc. Class A	5,996	99,654
U.S. Ecology, Inc.	576	17,355
UniFirst Corp.	567	59,206
United Stationers, Inc.	1,574	68,469

Total Commercial Services & Supplies		793,335
Communications Equipment – 3.4%
ADTRAN, Inc.	9,773	260,353
Comtech Telecommunications Corp.	1,305	31,738
Plantronics, Inc.	1,999	92,054
TESSCO Technologies, Inc.	432	14,558

Total Communications Equipment		398,703
Construction & Engineering – 0.6%
Primoris Services Corp.	2,754	70,144
Consumer Finance – 1.1%
Cash America International, Inc.	2,757	124,837
Containers & Packaging – 0.7%
Greif, Inc. Class A	1,717	84,184
Distributors – 0.2%
Core-Mark Holding Co., Inc.	360	23,918
Diversified Consumer Services – 2.6%
Carriage Services, Inc.	846	16,412
DeVry, Inc.	6,628	202,552
Hillenbrand, Inc.	2,249	61,555
Matthews International Corp. Class A	782	29,779
Total Diversified Consumer Services		310,298
Electrical Equipment – 0.8%
AZZ, Inc.	1,475	61,743
Coleman Cable, Inc.	423	8,930
Encore Wire Corp.	459	18,103
Global Power Equipment Group, Inc.	513	10,316

Total Electrical Equipment		99,092
Electronic Equipment, Instruments & Components – 3.8%
Badger Meter, Inc.	720	33,480
Belden, Inc.	2,380	152,439
Cognex Corp.	3,180	99,725
CTS Corp.	711	11,212
Littelfuse, Inc.	792	61,950
Methode Electronics, Inc.	1,458	40,824
MTS Systems Corp.	639	41,120
Richardson Electronics Ltd.	261	2,968

Total Electronic Equipment, Instruments & Components		443,718
Energy Equipment & Services – 2.1%
CARBO Ceramics, Inc.	2,500	247,775
Food & Staples Retailing – 0.6%
Andersons, Inc. (The)	992	69,341

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2013

Investments	Shares	Value

Food Products – 0.5%
Calavo Growers, Inc.	441	$13,336
J&J Snack Foods Corp.	432	34,871
Lifeway Foods, Inc.	162	2,189
Limoneira Co.	378	9,707

Total Food Products		60,103
Health Care Equipment & Supplies – 2.4%
Analogic Corp.	773	63,881
Cantel Medical Corp.	1,611	51,310
CryoLife, Inc.	738	5,166
Hill-Rom Holdings, Inc.	3,424	122,682
Meridian Bioscience, Inc.	1,544	36,516

Total Health Care Equipment & Supplies		279,555
Health Care Providers & Services – 2.5%
Chemed Corp.	1,340	95,810
Ensign Group, Inc. (The)	621	25,529
Landauer, Inc.	306	15,683
Owens & Minor, Inc.	3,776	130,612
U.S. Physical Therapy, Inc.	630	19,580

Total Health Care Providers & Services		287,214
Health Care Technology – 1.0%
Quality Systems, Inc.	5,260	114,300
Hotels, Restaurants & Leisure – 5.0%
Bob Evans Farms, Inc.	1,834	105,033
CEC Entertainment, Inc.	818	37,514
Churchill Downs, Inc.	441	38,155
Cracker Barrel Old Country Store, Inc.	1,622	167,455
Interval Leisure Group, Inc.	1,428	33,744
Texas Roadhouse, Inc.	7,867	206,745

Total Hotels, Restaurants & Leisure		588,646
Household Durables – 1.3%
Ethan Allen Interiors, Inc.	2,750	76,642
Hooker Furniture Corp.	180	2,691
La-Z-Boy, Inc.	3,366	76,442

Total Household Durables		155,775
Household Products – 0.2%
WD-40 Co.	360	23,364
Industrial Conglomerates – 0.3%
Raven Industries, Inc.	894	29,243
Insurance – 0.7%
HCI Group, Inc.	1,224	49,988
Selective Insurance Group, Inc.	1,233	30,209

Total Insurance		80,197
Internet Software & Services – 1.3%
j2 Global, Inc.	3,030	150,046
IT Services – 2.9%
Convergys Corp.	5,293	99,244
Forrester Research, Inc.	883	32,459
Heartland Payment Systems, Inc.	5,357	212,780

Total IT Services		344,483
Investments	Shares	Value

Machinery – 6.1%
Alamo Group, Inc.	225	$11,005
Altra Holdings, Inc.	1,241	33,395
Barnes Group, Inc.	2,375	82,935
CIRCOR International, Inc.	495	30,779
Dynamic Materials Corp.	504	11,683
ESCO Technologies, Inc.	791	26,285
Gorman-Rupp Co. (The)	243	9,749
Graham Corp.	351	12,681
John Bean Technologies Corp.	1,094	27,219
L.B. Foster Co. Class A	351	16,055
Lindsay Corp.	2,093	170,831
Standex International Corp.	297	17,642
Tennant Co.	746	46,252
Titan International, Inc.	9,298	136,123
Watts Water Technologies, Inc. Class A	1,534	86,471

Total Machinery		719,105
Media – 2.1%
Meredith Corp.	4,908	233,719
World Wrestling Entertainment, Inc. Class A	1,026	10,434

Total Media		244,153
Metals & Mining – 3.1%
AMCOL International Corp.	1,188	38,824
Globe Specialty Metals, Inc.	4,231	65,200
Haynes International, Inc.	504	22,846
Kaiser Aluminum Corp.	1,446	103,028
Materion Corp.	907	29,078
Schnitzer Steel Industries, Inc. Class A	3,910	107,681

Total Metals & Mining		366,657
Oil, Gas & Consumable Fuels – 1.1%
Delek US Holdings, Inc.	6,203	130,821
Paper & Forest Products – 2.2%
Neenah Paper, Inc.	890	34,986
PH Glatfelter Co.	2,241	60,664
Schweitzer-Mauduit International, Inc.	2,175	131,652
Wausau Paper Corp.	2,214	28,760

Total Paper & Forest Products		256,062
Personal Products – 0.3%
Female Health Co. (The)	972	9,594
Inter Parfums, Inc.	743	22,282

Total Personal Products		31,876
Pharmaceuticals – 4.0%
Questcor Pharmaceuticals, Inc.	8,093	469,394
Professional Services – 1.2%
Barrett Business Services, Inc.	360	24,231
Corporate Executive Board Co. (The)	1,145	83,150
Kelly Services, Inc. Class A	1,493	29,069

Total Professional Services		136,450
Real Estate Investment Trusts (REITs) – 1.7%
Geo Group, Inc. (The)	6,151	204,521

See Notes to Financial Statements.

54	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

September 30, 2013

Investments	Shares	Value

Road & Rail – 3.0%
Celadon Group, Inc.	1,829	$34,147
Con-way, Inc.	5,734	247,078
Knight Transportation, Inc.	4,327	71,482

Total Road & Rail		352,707
Semiconductors & Semiconductor Equipment – 1.1%
Brooks Automation, Inc.	3,050	28,395
IXYS Corp.	576	5,558
Micrel, Inc.	2,133	19,432
MKS Instruments, Inc.	2,735	72,724

Total Semiconductors & Semiconductor Equipment		126,109
Software – 2.2%
Ebix, Inc.	5,391	53,586
Fair Isaac Corp.	2,031	112,274
Monotype Imaging Holdings, Inc.	1,265	36,255
Pegasystems, Inc.	1,494	59,476

Total Software		261,591
Specialty Retail – 9.7%
Big 5 Sporting Goods Corp.	1,733	27,867
Cato Corp. (The) Class A	1,579	44,180
Finish Line, Inc. (The) Class A	8,095	201,323
Group 1 Automotive, Inc.	2,510	194,977
Lithia Motors, Inc. Class A	2,240	163,430
Monro Muffler Brake, Inc.	2,780	129,242
OfficeMax, Inc.	17,517	224,043
Sonic Automotive, Inc. Class A	3,333	79,325
Stage Stores, Inc.	3,455	66,336

Total Specialty Retail		1,130,723
Textiles, Apparel & Luxury Goods – 1.4%
Cherokee, Inc.	171	2,225
Movado Group, Inc.	1,970	86,188
Oxford Industries, Inc.	1,131	76,885
R.G. Barry Corp.	198	3,744

Total Textiles, Apparel & Luxury Goods		169,042
Trading Companies & Distributors – 2.5%
Aceto Corp.	819	12,793
Applied Industrial Technologies, Inc.	1,597	82,246
Houston Wire & Cable Co.	369	4,970
Kaman Corp.	908	34,377
TAL International Group, Inc.*	3,433	160,424

Total Trading Companies & Distributors		294,810
Wireless Telecommunication Services – 0.1%
Shenandoah Telecommunications Co.	486	11,713
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $11,441,776)(a)		11,700,079
Other Assets in Excess of Liabilities – 0.2%		17,941

NET ASSETS – 100.0%		$11,718,020

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	55

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2013

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund
ASSETS:

Investments, at cost	$288,751,554	$634,323,693	$1,409,466,979	$971,395,124	$717,954,431

Investment in affiliates, at cost (Note 7)	746,084	1,014,392	—	2,051,060	334,706
Investments in securities, at value (including securities on loan) (Note 2)[1]	364,722,327	726,055,673	1,595,587,859	1,116,043,759	845,729,454
Investment in affiliates, at value (Note 7)	809,396	1,013,007	—	2,095,204	401,293
Cash	168,284	462,340	640,660	782,935	692,388

Receivables:

Dividends and interest	626,932	1,583,655	2,686,935	2,682,060	1,682,829

Investment securities sold	—	—	9,180,916	3,176,950	—
Total Assets	366,326,939	729,114,675	1,608,096,370	1,124,780,908	848,505,964
LIABILITIES:

Payables:

Investment securities purchased	—	—	—	1,175,271	—

Investment of cash collateral for securities loaned (Note 2)	4,449,349	17,454,679	3,097,360	32,123,881	63,592,282

Capital shares purchased	—	—	9,186,746	3,181,081	—

Advisory fees (Note 3)	82,412	224,552	374,840	342,616	242,772

Service fees (Note 2)	1,299	2,606	5,896	3,979	2,814
Total Liabilities	4,533,060	17,681,837	12,664,842	36,826,828	63,837,868
NET ASSETS	$361,793,879	$711,432,838	$1,595,431,528	$1,087,954,080	$784,668,096
NET ASSETS:

Paid-in capital	$312,766,934	$686,888,926	$1,458,167,012	$1,037,490,658	$697,574,496

Undistributed net investment income	259,324	932,059	960,015	1,406,227	1,620,083

Accumulated net realized loss on investments	(27,266,464)	(68,118,742)	(49,816,379)	(95,635,584)	(42,368,093)

Net unrealized appreciation on investments	76,034,085	91,730,595	186,120,880	144,692,779	127,841,610
NET ASSETS	$361,793,879	$711,432,838	$1,595,431,528	$1,087,954,080	$784,668,096
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,850,000	13,700,000	26,050,000	17,100,000	11,300,000
Net asset value per share	$61.85	$51.93	$61.24	$63.62	$69.44
[1]	Market value of securities out on loan were as follows: $5,047,167, $18,379,569, $5,199,878, $31,561,503 and $65,273,654, respectively.

See Notes to Financial Statements.

56	WisdomTree Domestic Dividend Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2013

	WisdomTree SmallCap Dividend Fund	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
ASSETS:

Investments, at cost	$797,471,734	$54,665,895	$11,441,776

Investment in affiliates, at cost (Note 7)	1,679,844	—	—
Investments in securities, at value (including securities on loan) (Note 2)[1]	940,414,568	55,639,590	11,700,079
Investment in affiliates, at value (Note 7)	1,841,724	—	—
Cash	4,219,128	16,749	15,220

Receivables:

Dividends and interest	1,639,199	73,237	5,990
Total Assets	948,114,619	55,729,576	11,721,289
LIABILITIES:

Payables:

Investment securities purchased	3,847,805	—	—

Investment of cash collateral for securities loaned (Note 2)	54,611,241	83,778	—

Advisory fees (Note 3)	265,994	12,210	3,231

Service fees (Note 2)	3,086	192	38
Total Liabilities	58,728,126	96,180	3,269
NET ASSETS	$889,386,493	$55,633,396	$11,718,020
NET ASSETS:

Paid-in capital	$806,755,721	$54,644,020	$11,453,311

Undistributed net investment income	1,898,632	15,478	5,806

Accumulated net realized gain (loss) on investments	(62,372,574)	203	600

Net unrealized appreciation on investments	143,104,714	973,695	258,303
NET ASSETS	$889,386,493	$55,633,396	$11,718,020
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,200,000	2,200,004	450,004
Net asset value per share	$62.63	$25.29	$26.04
[1]	Market value of securities out on loan were as follows: $53,183,275, $173,908 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	57

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2013

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund	WisdomTree MidCap Dividend Fund
INVESTMENT INCOME:

Dividends	$5,023,985	$13,755,117	$24,297,469	$20,378,213	$10,899,139

Dividends from affiliates (Note 7)	9,121	18,714	21,633	26,252	13,332

Securities lending income (Note 2)	20,838	90,508	8,808	17,069	281,401
Total investment income	5,053,944	13,864,339	24,327,910	20,421,534	11,193,872
EXPENSES:

Advisory fees (Note 3)	471,340	1,367,088	2,310,613	2,172,433	1,288,385

Service fees (Note 2)	7,407	15,829	36,282	25,154	14,919
Total expenses	478,747	1,382,917	2,346,895	2,197,587	1,303,304
Expense waivers (Note 3)	(127)	(637)	—	(780)	(67)
Net expenses	478,620	1,382,280	2,346,895	2,196,807	1,303,237
Net investment income	4,575,324	12,482,059	21,981,015	18,224,727	9,890,635
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain from:

Investment transactions	395,567	1,012,692	946,334	3,172,144	437,422

Investment transactions in affiliates (Note 7)	36,814	16,663	149,768	130,182	184,695

In-kind redemptions	—	6,453,441	39,221,737	16,936,039	2,936,120

In-kind redemptions in affiliates (Note 7)	—	575	725	910	6,253
Net realized gain	432,381	7,483,371	40,318,564	20,239,275	3,564,490
Net change in unrealized appreciation (depreciation) on investments	12,054,578	(555,491)	18,685,135	5,825,030	38,057,566
Net realized and unrealized gain on investments	12,486,959	6,927,880	59,003,699	26,064,305	41,622,056
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,062,283	$19,409,939	$80,984,714	$44,289,032	$51,512,691

See Notes to Financial Statements.

58	WisdomTree Domestic Dividend Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic Dividend Funds

For the Six Months or Period Ended September 30, 2013

	WisdomTree SmallCap Dividend Fund	WisdomTree U.S. Dividend Growth Fund[1]	WisdomTree U.S. SmallCap Dividend Growth Fund[2]
INVESTMENT INCOME:

Dividends	$11,931,964	$288,725	$29,892

Dividends from affiliates (Note 7)	19,004	—	—

Securities lending income (Note 2)	515,072	328	1,939
Total investment income	12,466,040	289,053	31,831
EXPENSES:

Advisory fees (Note 3)	1,356,628	33,645	5,956

Service fees (Note 2)	15,708	529	69
Total expenses	1,372,336	34,174	6,025
Expense waivers (Note 3)	(678)	—	—
Net expenses	1,371,658	34,174	6,025
Net investment income	11,094,382	254,879	25,806
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain from:

Investment transactions	2,301,372	203	600

Investment transactions in affiliates (Note 7)	196,432	—	—
Net realized gain	2,497,804	203	600
Net change in unrealized appreciation (depreciation) on investments	61,762,818	973,695	258,303
Net realized and unrealized gain on investments	64,260,622	973,898	258,903
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,355,004	$1,228,777	$284,709
[1]	For the period May 22, 2013 (commencement of operations) through September 30, 2013.

[2]	For the period July 25, 2013 (commencement of operations) through September 30, 2013.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	59

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$4,575,324	$8,719,442	$12,482,059	$20,707,191	$21,981,015	$37,796,411

Net realized gain on investments	432,381	11,623,492	7,483,371	15,686,573	40,318,564	100,502,099

Net change in unrealized appreciation (depreciation) on investments	12,054,578	21,220,388	(555,491)	57,341,768	18,685,135	42,147,826
Net increase in net assets resulting from operations	17,062,283	41,563,322	19,409,939	93,735,532	80,984,714	180,446,336
DIVIDENDS:

Net investment income	(4,316,000)	(8,940,091)	(11,550,000)	(21,428,467)	(21,021,000)	(38,535,673)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	52,409,973	49,665,794	92,430,583	270,941,564	193,777,847	622,419,430

Cost of shares redeemed	—	(29,636,759)	(28,442,679)	(131,581,198)	(158,415,702)	(469,439,117)
Net increase in net assets resulting from capital share transactions	52,409,973	20,029,035	63,987,904	139,360,366	35,362,145	152,980,313
Net Increase in Net Assets	65,156,256	52,652,266	71,847,843	211,667,431	95,325,859	294,890,976
NET ASSETS:

Beginning of period	$296,637,623	$243,985,357	$639,584,995	$427,917,564	$1,500,105,669	$1,205,214,693

End of period	$361,793,879	$296,637,623	$711,432,838	$639,584,995	$1,595,431,528	$1,500,105,669
Undistributed net investment income included in net assets at end of period	$259,324	$—	$932,059	$—	$960,015	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,000,000	4,600,000	12,500,000	9,550,000	25,450,000	22,750,000

Shares created	850,000	950,000	1,750,000	5,800,000	3,200,000	11,300,000

Shares redeemed	—	(550,000)	(550,000)	(2,850,000)	(2,600,000)	(8,600,000)
Shares outstanding, end of period	5,850,000	5,000,000	13,700,000	12,500,000	26,050,000	25,450,000

See Notes to Financial Statements.

60	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$18,224,727	$46,086,135	$9,890,635	$13,397,039	$11,094,382	$14,055,669

Net realized gain on investments	20,239,275	109,080,081	3,564,490	13,450,174	2,497,804	18,133,448

Net change in unrealized appreciation (depreciation) on investments	5,825,030	21,198,314	38,057,566	51,779,518	61,762,818	48,871,065
Net increase in net assets resulting from operations	44,289,032	176,364,530	51,512,691	78,626,731	75,355,004	81,060,182
DIVIDENDS:

Net investment income	(16,818,500)	(48,511,932)	(8,561,750)	(13,531,422)	(9,195,750)	(14,889,292)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	54,178,061	561,533,550	210,790,391	210,740,736	269,676,500	271,062,801

Cost of shares redeemed	(88,494,471)	(863,397,708)	(9,800,879)	(81,071,494)	—	(97,473,959)
Net increase (decrease) in net assets resulting from capital share transactions	(34,316,410)	(301,864,158)	200,989,512	129,669,242	269,676,500	173,588,842
Net Increase (Decrease) in Net Assets	(6,845,878)	(174,011,560)	243,940,453	194,764,551	335,835,754	239,759,732
NET ASSETS:

Beginning of period	$1,094,799,958	$1,268,811,518	$540,727,643	$345,963,092	$553,550,739	$313,791,007

End of period	$1,087,954,080	$1,094,799,958	$784,668,096	$540,727,643	$889,386,493	$553,550,739
Undistributed net investment income included in net assets at end of period	$1,406,227	$—	$1,620,083	$291,198	$1,898,632	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	17,650,000	23,150,000	8,300,000	6,150,000	9,700,000	6,400,000

Shares created	850,000	10,000,000	3,150,000	3,550,000	4,500,000	5,200,000

Shares redeemed	(1,400,000)	(15,500,000)	(150,000)	(1,400,000)	—	(1,900,000)
Shares outstanding, end of period	17,100,000	17,650,000	11,300,000	8,300,000	14,200,000	9,700,000

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	61

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree U.S. Dividend Growth Fund	WisdomTree U.S. SmallCap Dividend Growth Fund
	For the Period May 22, 2013[1] through September 30, 2013 (unaudited)	For the Period July 25, 2013[1] through September 30, 2013 (unaudited)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$254,879	$25,806

Net realized gain on investments	203	600

Net change in unrealized appreciation (depreciation) on investments	973,695	258,303
Net increase in net assets resulting from operations	1,228,777	284,709
DIVIDENDS:

Net investment income	(239,401)	(20,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	54,643,920	11,453,211

Cost of shares redeemed	—	—
Net increase in net assets resulting from capital share transactions	54,643,920	11,453,211
Net Increase in Net Assets	55,633,296	11,717,920
NET ASSETS:

Beginning of period	$100	$100

End of period	$55,633,396	$11,718,020
Undistributed net investment income included in net assets at end of period	$15,478	$5,806
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4

Shares created	2,200,000	450,000

Shares redeemed	—	—
Shares outstanding, end of period	2,200,004	450,004
[1]	Commencement of investment operations.

See Notes to Financial Statements.

62	WisdomTree Domestic Dividend Funds

Financial Highlights

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$59.33	$53.04	$48.84	$42.89	$29.26	$51.81
Investment operations:
Net investment income[1]	0.84	1.65	1.47	1.37	1.14	1.54
Net realized and unrealized gain (loss)	2.46	6.32	4.15	5.92	13.61	(22.56)
Total from investment operations	3.30	7.97	5.62	7.29	14.75	(21.02)
Dividends to shareholders:
Net investment income	(0.78)	(1.68)	(1.42)	(1.34)	(1.12)	(1.53)
Net asset value, end of period	$61.85	$59.33	$53.04	$48.84	$42.89	$29.26

TOTAL RETURN[2]	5.58%	15.39%	11.81%	17.37%	50.83%	(41.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$361,794	$296,638	$243,985	$170,948	$132,971	$84,844
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.72%[4]	3.05%	3.03%	3.10%	3.01%	3.91%
Portfolio turnover rate[5]	1%	13%	15%	6%	16%	23%

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$51.17	$44.81	$40.52	$35.12	$22.98	$47.81
Investment operations:
Net investment income[1]	0.91	1.82	1.66	1.61	1.17	1.95
Net realized and unrealized gain (loss)	0.69	6.40	4.15	5.33	12.16	(24.80)
Total from investment operations	1.60	8.22	5.81	6.94	13.33	(22.85)
Dividends to shareholders:
Net investment income	(0.84)	(1.86)	(1.52)	(1.54)	(1.19)	(1.98)
Net asset value, end of period	$51.93	$51.17	$44.81	$40.52	$35.12	$22.98

TOTAL RETURN[2]	3.15%	18.83%	14.66%	20.24%	58.47%	(49.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$711,433	$639,585	$427,918	$178,273	$122,907	$101,091
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.47%[4]	3.91%	3.99%	4.25%	3.72%	5.59%
Portfolio turnover rate[5]	2%	28%	22%	8%	25%	45%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	63

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$58.94	$52.98	$48.31	$42.56	$29.86	$52.71
Investment operations:
Net investment income[1]	0.82	1.61	1.45	1.33	1.10	1.51
Net realized and unrealized gain (loss)	2.26	6.00	4.59	5.68	12.69	(22.91)
Total from investment operations	3.08	7.61	6.04	7.01	13.79	(21.40)
Dividends to shareholders:
Net investment income	(0.78)	(1.65)	(1.37)	(1.26)	(1.09)	(1.45)
Net asset value, end of period	$61.24	$58.94	$52.98	$48.31	$42.56	$29.86

TOTAL RETURN[2]	5.24%	14.69%	12.82%	16.83%	46.53%	(41.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,595,432	$1,500,106	$1,205,215	$611,094	$412,809	$294,135
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.67%[4]	2.97%	3.02%	3.04%	2.89%	3.78%
Portfolio turnover rate[5]	1%	14%	14%	5%	17%	25%

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$62.03	$54.81	$50.13	$42.76	$26.74	$51.14
Investment operations:
Net investment income[1]	1.01	2.27	2.06	1.81	1.60	1.81
Net realized and unrealized gain (loss)	1.52	7.36	4.31	7.25	16.01	(24.34)
Total from investment operations	2.53	9.63	6.37	9.06	17.61	(22.53)
Dividends to shareholders:
Net investment income	(0.94)	(2.41)	(1.69)	(1.69)	(1.59)	(1.87)
Net asset value, end of period	$63.62	$62.03	$54.81	$50.13	$42.76	$26.74

TOTAL RETURN[2]	4.10%	18.18%	12.99%	21.68%	66.66%	(45.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,087,954	$1,094,800	$1,268,812	$343,382	$190,277	$104,277
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.19%[4]	4.08%	4.05%	3.99%	4.32%	4.57%
Portfolio turnover rate[5]	2%	34%	38%	5%	57%	53%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

64	WisdomTree Domestic Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$65.15	$56.25	$54.01	$46.08	$26.80	$48.00
Investment operations:
Net investment income[1]	0.98	1.99	1.47	1.53	1.29	1.63
Net realized and unrealized gain (loss)	4.15	8.91	2.17	7.79	19.22	(21.16)
Total from investment operations	5.13	10.90	3.64	9.32	20.51	(19.53)
Dividends to shareholders:
Net investment income	(0.84)	(2.00)	(1.40)	(1.39)	(1.23)	(1.67)
Net asset value, end of period	$69.44	$65.15	$56.25	$54.01	$46.08	$26.80

TOTAL RETURN[2]	7.93%	19.96%	6.99%	20.60%	77.34%	(41.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$784,668	$540,728	$345,963	$256,552	$122,121	$65,655
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.92%[4]	3.46%	2.81%	3.16%	3.34%	4.31%
Portfolio turnover rate[5]	1%	33%	29%	10%	11%	43%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$57.07	$49.03	$48.66	$42.39	$24.06	$46.31
Investment operations:
Net investment income[1]	0.93	1.87	1.68	1.72	1.49	1.85
Net realized and unrealized gain (loss)	5.39	8.14	0.34	6.14	18.28	(22.26)
Total from investment operations	6.32	10.01	2.02	7.86	19.77	(20.41)
Dividends to shareholders:
Net investment income	(0.76)	(1.97)	(1.65)	(1.59)	(1.44)	(1.84)
Net asset value, end of period	$62.63	$57.07	$49.03	$48.66	$42.39	$24.06

TOTAL RETURN[2]	11.17%	21.06%	4.50%	18.96%	83.27%	(45.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$889,386	$553,551	$313,791	$248,171	$154,724	$73,369
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.11%[4]	3.71%	3.69%	3.86%	4.21%	5.15%
Portfolio turnover rate[5]	5%	49%	31%	11%	16%	65%
[1]	Based on average shares outstanding.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of affiliated funds in which the Fund invests.
[4]	Annualized.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	65

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Dividend Growth Fund	For the Period May 22, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	$24.86
Investment operations:
Net investment income[1]	0.19
Net realized and unrealized gain	0.39
Total from investment operations	0.58
Dividends to shareholders:
Net investment income	(0.15)
Net asset value, end of period	$25.29

TOTAL RETURN[2]	2.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,633
Ratios to average net assets of:
Expenses	0.28%[3]
Net investment income	2.12%[3]
Portfolio turnover rate[4]	1%

WisdomTree U.S. SmallCap Dividend Growth Fund	For the Period July 25, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	$25.02
Investment operations:
Net investment income[1]	0.08
Net realized and unrealized gain	0.99
Total from investment operations	1.07
Dividends to shareholders:
Net investment income	(0.05)
Net asset value, end of period	$26.04

TOTAL RETURN[2]	4.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,718
Ratios to average net assets of:
Expenses	0.38%[3]
Net investment income	1.65%[3]
Portfolio turnover rate[4]	1%
*	Commencement of investment operations.
[1]	Based on average shares outstanding.
[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

66	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2013, the Trust offered 53 investment funds (each a “Fund”, and collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange are based on market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded.

WisdomTree Domestic Dividend Funds	67

Notes to Financial Statements (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund's NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivative contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service

68	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$360,272,978	$—	$—
Exchange-Traded Funds	809,396	—	—
Investment of Cash Collateral for Securities Loaned	—	4,449,349	—
Total	$361,082,374	$4,449,349	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$708,600,994	$—	$—
Exchange-Traded Funds	1,013,007	—	—
Investment of Cash Collateral for Securities Loaned	—	17,454,679	—
Total	$709,614,001	$17,454,679	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,592,490,499	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,097,360	—
Total	$1,592,490,499	$3,097,360	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,083,919,878	$—	$—
Exchange-Traded Funds	2,095,204	—	—
Investment of Cash Collateral for Securities Loaned	—	32,123,881	—
Total	$1,086,015,082	$32,123,881	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$782,137,172	$—	$—
Exchange-Traded Funds	401,293	—	—
Investment of Cash Collateral for Securities Loaned	—	63,592,282	—
Total	$782,538,465	$63,592,282	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$885,803,327	$—	$—
Exchange-Traded Funds	1,841,724	—	—
Investment of Cash Collateral for Securities Loaned	—	54,611,241	—
Total	$887,645,051	$54,611,241	$—

WisdomTree Domestic Dividend Funds	69

Notes to Financial Statements (unaudited) (continued)

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$55,555,812	$—	$—
Investment of Cash Collateral for Securities Loaned	—	83,778	—
Total	$55,555,812	$83,778	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,700,079	$—	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry.

There were no Level 3 securities at or during the period ended September 30, 2013.

No transfers between Level 1 or Level 2 fair value measurements occurred during the period ended September 30, 2013.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds did not invest in derivative instruments during the six months ended September 30, 2013.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses — Under the investment advisory agreement for each Fund, except U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of Trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Under the investment advisory agreement for U.S. Dividend Growth Fund and U.S. SmallCap Dividend Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of

70	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund's obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the Lending Agreement are detailed in the following table:

	Assets					Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received				Financial Instruments	Collateral Pledged
Total Dividend Fund
Securities Lending	$5,047,167	$—	$(5,047,167)[1,2]		$—	$4,449,349	$(4,449,349)	$—	$—
Equity Income Fund
Securities Lending	18,379,569	—	(18,379,569)[1,2]		—	17,454,679	(17,454,679)	—	—
LargeCap Dividend Fund
Securities Lending	5,199,878	—	(5,199,878	)[1],2	—	3,097,360	(3,097,360)	—	—
Dividend ex-Financials Fund
Securities Lending	31,561,503	—	(31,561,503	)[1],2	—	32,123,881	(32,123,881)	—	—
MidCap Dividend Fund
Securities Lending	65,273,654	—	(65,273,654	)[1],2	—	63,592,282	(63,592,282)	—	—
SmallCap Dividend Fund
Securities Lending	53,183,275	—	(53,183,275)[1]		—	54,611,241	(54,611,241)	—	—
U.S. Dividend Growth Fund
Securities Lending	173,908	—	(173,908)[1,2]		—	83,778	(83,778)	—	—

[1]	The amount of collateral presented has been limited such that the net amount cannot be less than zero.
[2]

Includes the value of securities received as collateral which are not shown on the Statements of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities received as collateral.

WisdomTree Domestic Dividend Funds	71

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider.

Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

In September 2013, WTAM entered into agreements to change Fund administration and custody services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

Pursuant to a separate contractual arrangement, also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table.

Fund	Advisory Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%
U.S. Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Growth Fund	0.38%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the six months or period ended September 30, 2013, WTAM waived its advisory fees for each of the Fund’s investments in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of

72	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (unaudited) (continued)

the advisory fee received from the affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
Total Dividend Fund	$127
Equity Income Fund	637
LargeCap Dividend Fund	—
Dividend ex-Financials Fund	780
MidCap Dividend Fund	67
SmallCap Dividend Fund	678
U.S. Dividend Growth Fund	—
U.S. SmallCap Dividend Growth Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2013, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months or period ended September 30, 2013 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$3,369,284	$3,133,220
Equity Income Fund	11,622,476	11,158,611
LargeCap Dividend Fund	18,877,243	18,104,093
Dividend ex-Financials Fund	28,856,558	26,460,800
MidCap Dividend Fund	8,932,910	8,525,880
SmallCap Dividend Fund	34,559,612	32,227,435
U.S. Dividend Growth Fund[1]	173,725	186,833
U.S. SmallCap Dividend Growth Fund[2]	97,712	105,767

[1]	For the period May 22, 2013 through September 30, 2013.
[2]	For the period July 25, 2013 through September 30, 2013.

For the six months or period ended September 30, 2013, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$52,336,476	$—
Equity Income Fund	92,316,431	28,383,893
LargeCap Dividend Fund	193,604,260	158,211,122
Dividend ex-Financials Fund	54,177,415	88,367,762
MidCap Dividend Fund	210,530,104	9,783,603
SmallCap Dividend Fund	269,381,082	—
U.S. Dividend Growth Fund[1]	54,595,022	—
U.S. SmallCap Dividend Growth Fund[2]	11,451,310	—

[1]	For the period May 22, 2013 through September 30, 2013.
[2]	For the period July 25, 2013 through September 30, 2013.

Gains and losses on in-kind redemptions are not recognized by the Funds for tax purposes.

WisdomTree Domestic Dividend Funds	73

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Dividend Fund	$289,497,638	$79,772,361	$(3,738,276)	$76,034,085
Equity Income Fund	635,338,085	99,291,603	(7,561,008)	91,730,595
LargeCap Dividend Fund	1,409,466,979	208,148,449	(22,027,569)	186,120,880
Dividend ex-Financials Fund	973,446,184	166,678,859	(21,986,080)	144,692,779
MidCap Dividend Fund	718,289,137	138,111,001	(10,269,391)	127,841,610
SmallCap Dividend Fund	799,151,578	151,341,299	(8,236,585)	143,104,714
U.S. Dividend Growth Fund[1]	54,665,895	1,873,819	(900,124)	973,695
U.S. SmallCap Dividend Growth Fund[2]	11,441,776	489,006	(230,703)	258,303

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2013, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2013, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2013 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2013	Dividend Income
Total Dividend Fund
WisdomTree Total Earnings Fund	$555,273	$2,126,973	$1,943,591	$809,396	$9,121
Equity Income Fund
WisdomTree Total Dividend Fund	$1,724,461	$5,828,460	$6,530,404	$1,013,007	$18,714
LargeCap Dividend Fund
WisdomTree Total Dividend Fund	$1,000,359	$8,145,352	$9,259,331	$—	$21,633
Dividend ex-Financials Fund
WisdomTree LargeCap Dividend Fund	$949,055	$4,582,934	$4,528,941	$1,044,548	$13,136
WisdomTree MidCap Dividend Fund	953,240	4,578,221	4,561,189	1,050,656	13,116
Total	$1,902,295	$9,161,155	$9,090,130	$2,095,204	$26,252

MidCap Dividend Fund
WisdomTree LargeCap Dividend Fund	$1,280,250	$3,956,820	$4,858,205	$401,293	$13,332

SmallCap Dividend Fund
WisdomTree MidCap Dividend Fund	$2,167,320	$2,444,512	$2,871,035	$1,841,724	$19,004

74	WisdomTree Domestic Dividend Funds

Approval of Investment Advisory and Sub-Advisory Agreement (unaudited)

Approval of Investment Advisory Agreement between the Trust and WTAM with respect to WisdomTree U.S. Dividend Growth Fund and WisdomTree U.S. SmallCap Dividend Growth Fund

At a meeting held on March 26, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree U.S. Dividend Growth Fund and the WisdomTree U.S. SmallCap Dividend Growth Fund (each, a “Fund” and collectively, the “Funds”) pursuant to which WTAM will provide the Funds with investment advisory services, and the Sub-Investment Advisory Agreement (together with the Agreement, the “Agreements”) pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Funds, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

WisdomTree Domestic Dividend Funds	75

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

76	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree International Dividend

Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International

Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree U.S. Dividend Growth Fund

WisdomTree U.S. SmallCap Dividend Growth Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006014 (11/2014)

WisdomTree Trust

Domestic and International Earnings Funds

Semi-Annual Report

September 30, 2013

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Information Technology	18.6%
Financials	17.8%
Consumer Discretionary	13.0%
Industrials	12.1%
Energy	11.2%
Health Care	10.9%
Consumer Staples	9.0%
Materials	3.2%
Utilities	2.5%
Telecommunication Services	1.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Exxon Mobil Corp.	3.4%
Apple, Inc.	3.3%
Microsoft Corp.	2.3%
Chevron Corp.	2.2%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Co.	1.7%
Wal-Mart Stores, Inc.	1.5%
General Electric Co.	1.4%
Berkshire Hathaway, Inc. Class B	1.4%
International Business Machines Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Total Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The Fund returned 8.80% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000® Index
Six Months*	8.80%	8.79%	9.03%	9.20%
One Year	20.99%	21.06%	21.47%	21.60%
Three Year	16.31%	16.31%	16.69%	16.76%
Five Year	10.71%	9.88%	11.02%	10.58%
Since Inception[1]	5.02%	5.02%	5.27%	4.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Information Technology	19.2%
Financials	17.2%
Consumer Discretionary	12.4%
Energy	12.1%
Health Care	11.5%
Industrials	11.0%
Consumer Staples	9.8%
Materials	2.7%
Utilities	2.3%
Telecommunication Services	1.5%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Exxon Mobil Corp.	3.9%
Apple, Inc.	3.8%
Microsoft Corp.	2.6%
Chevron Corp.	2.5%
JPMorgan Chase & Co.	2.0%
Wells Fargo & Co.	2.0%
Wal-Mart Store, Inc.	1.8%
General Electric Co	1.6%
Berkshire Hathaway, Inc. Class B	1.6%
International Business Machines Corp.	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Earnings 500 Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The Fund returned 8.19% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.28%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500® Index
Six Months*	8.19%	8.14%	8.34%	8.31%
One Year	19.27%	19.42%	19.65%	19.34%
Three Year	15.87%	15.86%	16.19%	16.27%
Five Year	9.92%	9.92%	10.23%	10.02%
Since Inception[1]	4.51%	4.51%	4.82%	4.50%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	21.0%
Industrials	20.2%
Consumer Discretionary	16.5%
Information Technology	13.6%
Health Care	7.2%
Materials	6.9%
Energy	5.6%
Utilities	4.7%
Consumer Staples	2.8%
Telecommunication Services	0.8%
Investment Companies	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
American Capital Ltd.	1.6%
AOL, Inc.	1.0%
Assurant, Inc.	0.8%
AGCO Corp.	0.8%
US Airways Group, Inc.	0.8%
Safeway, Inc.	0.7%
Lear Corp.	0.6%
CapitalSource, Inc.	0.6%
Allison Transmission Holdings, Inc.	0.6%
SandRidge Energy, Inc.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree MidCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The Fund returned 12.32% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400® Index
Six Months*	12.32%	12.29%	12.46%	8.62%
One Year	34.37%	34.45%	34.72%	27.68%
Three Year	19.99%	19.95%	20.36%	17.45%
Five Year	16.60%	16.66%	17.02%	13.08%
Since Inception[1]	8.61%	8.63%	8.82%	7.20%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	23.6%
Consumer Discretionary	19.0%
Industrials	17.7%
Information Technology	15.5%
Health Care	6.3%
Materials	6.1%
Energy	5.0%
Consumer Staples	4.3%
Telecommunication Services	1.4%
Utilities	1.2%
Investment Companies	0.2%
Other Liabilities less other Assets‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
First BanCorp.	0.9%
Krispy Kreme Doughnuts, Inc.	0.8%
GT Advanced Technologies, Inc.	0.8%
Sinclair Broadcast Group, Inc. Class A	0.7%
Sanmina Corp.	0.7%
Ubiquiti Networks, Inc.	0.7%
KapStone Paper and Packaging Corp.	0.7%
Bridgepoint Education, Inc.	0.6%
Swift Transportation Co.	0.6%
Stone Energy Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree SmallCap Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The Fund returned 17.03% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000® Index
Six Months*	17.03%	17.13%	16.94%	13.61%
One Year	34.01%	33.99%	34.06%	30.06%
Three Year	19.56%	19.59%	19.79%	18.29%
Five Year	16.05%	15.93%	16.30%	11.15%
Since Inception[1]	7.46%	7.44%	7.52%	5.50%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	26.4%
Consumer Discretionary	21.9%
Consumer Staples	14.3%
Health Care	12.7%
Industrials	8.1%
Energy	6.0%
Materials	4.7%
Utilities	2.8%
Information Technology	1.7%
Telecommunication Services	1.2%
Investment Companies	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Wal-Mart Stores, Inc.	6.0%
Berkshire Hathaway, Inc. Class B.	5.0%
Citigroup, Inc.	4.8%
Abbott Laboratories.	3.0%
American International Group, Inc.	3.0%
Bank of America Corp.	2.4%
Walt Disney (The) Co.	2.2%
Comcast Corp. Class A.	2.2%
Amgen, Inc.	1.9%
Home Depot, (The), Inc.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree LargeCap Value Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index.

The Fund returned 7.24% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Financials sector. The Fund’s position in the Energy sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.38%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Low P/E/ LargeCap Value Spliced Index[1]	Russell 1000® Value Index
Six Months*	7.24%	7.21%	7.42%	7.27%
One Year	15.00%	15.02%	15.41%	22.30%
Three Year	16.08%	16.07%	16.51%	16.25%
Five Year	8.75%	8.57%	9.22%	8.86%
Since Inception[2]	2.59%	2.61%	2.94%	2.90%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Low P/E Index through June 19, 2009; WisdomTree LargeCap Value Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 23, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	23.8%
Energy	20.0%
Information Technology	15.3%
Consumer Discretionary	9.1%
Materials	8.9%
Utilities	6.4%
Industrials	5.3%
Health Care	5.1%
Consumer Staples	4.6%
Telecommunication Services	1.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Reliance Industries Ltd.	9.3%
Infosys Ltd.	7.7%
Oil & Natural Gas Corp., Ltd.	4.8%
Housing Development Finance Corp.	4.6%
Tata Motors Ltd.	3.4%
Tata Consultancy Services Ltd.	3.3%
ICICI Bank Ltd.	3.1%
Cairn India Ltd.	2.7%
State Bank of India.	2.5%
NTPC Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The Fund returned -14.36% at net asset value (“NAV”) for the six-month period ended September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Telecommunication Services sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.83%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months*	-14.36%	-14.26%	-14.17%	-10.56%
One Year	-18.90%	-18.51%	-18.32%	-12.42%
Three Year	-15.86%	-15.94%	-14.91%	-10.99%
Five Year	0.18%	-0.06%	1.41%	3.47%
Since Inception[1]	-7.69%	-7.81%	-6.38%	-5.49%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on February 22, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Domestic and International Earnings Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The MSCI India Index is a free float-adjusted market capitalization index that is comprised of stocks in India.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The WisdomTree Earnings 500 Index is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Index is comprised of earnings-generating companies within the broad U.S. stock market.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree LargeCap Value Index is comprised of the large-capitalization value segment within the earnings-generating companies of the U.S. stock market.

The WisdomTree Low P/E Index is comprised of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree MidCap Earnings Index is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. Performance information for the MSCI India Index assumes reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

WisdomTree Domestic and International Earnings Funds	7

Description of Indexes (unaudited) (concluded)

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

8	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 04/01/13 to 9/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Domestic and International Earnings Funds	9

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 04/01/13	Ending Account Value 9/30/13	Annualized Expense Ratio Based on the Period 04/01/13 to 9/30/13	Expenses Paid During the Period† 04/01/13 to 9/30/13
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,088.00	0.28%	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,081.90	0.28%	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,123.20	0.38%	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,170.30	0.38%	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,072.40	0.38%	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree India Earnings Fund
Actual	$1,000.00	$856.40	0.84%	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.84%	$4.26
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

10	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 100.7%
COMMON STOCKS – 99.8%
Aerospace & Defense – 3.1%
AAR Corp.	222	$6,067
Alliant Techsystems, Inc.	221	21,561
B/E Aerospace, Inc.*	216	15,945
Boeing Co. (The)	3,154	370,595
Cubic Corp.	116	6,227
Curtiss-Wright Corp.	145	6,809
Esterline Technologies Corp.*	112	8,948
Exelis, Inc.	1,128	17,721
General Dynamics Corp.	1,601	140,119
HEICO Corp.	62	4,200
Hexcel Corp.*	279	10,825
Honeywell International, Inc.	2,064	171,395
Huntington Ingalls Industries, Inc.	249	16,783
L-3 Communications Holdings, Inc.	582	54,999
Lockheed Martin Corp.	1,640	209,182
Moog, Inc. Class A*	151	8,859
National Presto Industries, Inc.(a)	39	2,746
Northrop Grumman Corp.	1,338	127,458
Orbital Sciences Corp.*	187	3,961
Precision Castparts Corp.	341	77,489
Raytheon Co.	1,593	122,772
Rockwell Collins, Inc.	478	32,437
Teledyne Technologies, Inc.*	112	9,512
Textron, Inc.	675	18,637
TransDigm Group, Inc.	90	12,483
Triumph Group, Inc.	247	17,344
United Technologies Corp.	2,963	319,471

Total Aerospace & Defense		1,814,545
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc.*	138	6,363
C.H. Robinson Worldwide, Inc.	332	19,774
Expeditors International of Washington, Inc.	386	17,007
FedEx Corp.	1,070	122,098
Forward Air Corp.	91	3,672
HUB Group, Inc. Class A*	115	4,511
Park-Ohio Holdings Corp.*	135	5,187
United Parcel Service, Inc. Class B	2,298	209,968

Total Air Freight & Logistics		388,580
Airlines – 0.4%
Alaska Air Group, Inc.	334	20,915
Allegiant Travel Co.	72	7,586
Delta Air Lines, Inc.	4,556	107,476
Hawaiian Holdings, Inc.*(a)	538	4,003
JetBlue Airways Corp.*(a)	883	5,881
SkyWest, Inc.	282	4,094
Southwest Airlines Co.	2,113	30,765
Spirit Airlines, Inc.*	341	11,686
US Airways Group, Inc.*(a)	2,306	43,722

Total Airlines		236,128
Investments	Shares	Value

Auto Components – 0.6%
Allison Transmission Holdings, Inc.	1,409	$35,295
American Axle & Manufacturing Holdings, Inc.*	596	11,753
BorgWarner, Inc.	403	40,860
Cooper Tire & Rubber Co.	656	20,205
Dana Holding Corp.	789	18,021
Dorman Products, Inc.	116	5,748
Gentex Corp.	410	10,492
Goodyear Tire & Rubber Co. (The)*	814	18,274
Johnson Controls, Inc.	1,948	80,842
Lear Corp.	545	39,006
Standard Motor Products, Inc.	152	4,888
Superior Industries International, Inc.	139	2,478
Tenneco, Inc.*	351	17,726
TRW Automotive Holdings Corp.*	990	70,597

Total Auto Components		376,185
Automobiles – 1.2%
Ford Motor Co.	21,497	362,654
General Motors Co.*	7,307	262,833
Harley-Davidson, Inc.	583	37,452
Thor Industries, Inc.	174	10,099

Total Automobiles		673,038
Beverages – 1.7%
Beam, Inc.	287	18,555
Boston Beer Co., Inc. (The) Class A*	20	4,884
Brown-Forman Corp. Class B	465	31,680
Coca-Cola Bottling Co. Consolidated	55	3,444
Coca-Cola Co. (The)	11,497	435,506
Coca-Cola Enterprises, Inc.	1,126	45,277
Constellation Brands, Inc. Class A*	778	44,657
Dr. Pepper Snapple Group, Inc.	626	28,057
Molson Coors Brewing Co. Class B	690	34,590
Monster Beverage Corp.*	282	14,735
National Beverage Corp.	178	3,179
PepsiCo, Inc.	4,262	338,829

Total Beverages		1,003,393
Biotechnology – 1.5%
Alexion Pharmaceuticals, Inc.*	125	14,520
Amgen, Inc.	2,481	277,723
Biogen Idec, Inc.*	474	114,120
Celgene Corp.*	1,034	159,164
Cubist Pharmaceuticals, Inc.*	150	9,532
Emergent Biosolutions, Inc.*	119	2,267
Exelixis, Inc.*(a)	674	3,923
Gilead Sciences, Inc.*	3,356	210,891
Myriad Genetics, Inc.*(a)	262	6,157
Onyx Pharmaceuticals, Inc.*	43	5,361
PDL BioPharma, Inc.(a)	1,580	12,593
Pharmacyclics, Inc.*	70	9,689
Regeneron Pharmaceuticals, Inc.*	55	17,208
Spectrum Pharmaceuticals, Inc.(a)	409	3,432
United Therapeutics Corp.*	217	17,110

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Vertex Pharmaceuticals, Inc.*	125	$9,477

Total Biotechnology		873,167
Building Products – 0.1%
A.O. Smith Corp.	262	11,842
Armstrong World Industries, Inc.*	129	7,090
Lennox International, Inc.	115	8,655
Owens Corning*	165	6,267
Simpson Manufacturing Co., Inc.	114	3,713

Total Building Products		37,567
Capital Markets – 2.4%
Affiliated Managers Group, Inc.*	74	13,515
American Capital Ltd.*	6,600	90,750
Ameriprise Financial, Inc.	619	56,378
Bank of New York Mellon Corp. (The)	4,816	145,395
BlackRock, Inc.	568	153,712
Charles Schwab Corp. (The)	3,006	63,547
Cohen & Steers, Inc.(a)	82	2,895
E*TRADE Financial Corp.*	603	9,949
Eaton Vance Corp.	359	13,940
Federated Investors, Inc. Class B(a)	397	10,783
Financial Engines, Inc.	98	5,825
Franklin Resources, Inc.	2,265	114,496
GAMCO Investors, Inc. Class A	109	8,276
Goldman Sachs Group, Inc. (The)	2,109	333,665
Greenhill & Co., Inc.	60	2,993
Janus Capital Group, Inc.	784	6,672
Legg Mason, Inc.	336	11,236
LPL Financial Holdings, Inc.	233	8,926
Morgan Stanley	710	19,134
Northern Trust Corp.	653	35,517
Raymond James Financial, Inc.	383	15,960
SEI Investments Co.	443	13,693
State Street Corp.	2,129	139,982
Stifel Financial Corp.*	153	6,307
T. Rowe Price Group, Inc.	584	42,007
TD Ameritrade Holding Corp.	1,787	46,784
Virtus Investment Partners, Inc.*	54	8,783
Waddell & Reed Financial, Inc. Class A	288	14,826

Total Capital Markets		1,395,946
Chemicals – 2.2%
A. Schulman, Inc.	98	2,887
Air Products & Chemicals, Inc.	544	57,974
Airgas, Inc.	175	18,559
Albemarle Corp.	281	17,686
Ashland, Inc.	59	5,456
Axiall Corp.	109	4,119
Balchem Corp.	71	3,674
Cabot Corp.	185	7,901
Calgon Carbon Corp.*	151	2,868
Celanese Corp. Series A	652	34,419
CF Industries Holdings, Inc.	424	89,392
Chemtura Corp.*	204	4,690
Investments	Shares	Value

Cytec Industries, Inc.	95	$7,729
Dow Chemical Co. (The)	2,273	87,283
E.I. du Pont de Nemours & Co.	3,008	176,149
Eastman Chemical Co.	484	37,704
Ecolab, Inc.	379	37,430
Flotek Industries, Inc.*	362	8,326
FMC Corp.	314	22,520
H.B. Fuller Co.	141	6,372
Huntsman Corp.	1,355	27,927
Innophos Holdings, Inc.	51	2,692
Innospec, Inc.	140	6,532
International Flavors & Fragrances, Inc.	197	16,213
Intrepid Potash, Inc.(a)	154	2,415
Koppers Holdings, Inc.	154	6,568
Kronos Worldwide, Inc.	917	14,204
LSB Industries, Inc.*	102	3,420
Minerals Technologies, Inc.	106	5,233
Monsanto Co.	1,109	115,746
Mosaic Co. (The)	1,664	71,585
NewMarket Corp.	43	12,380
Olin Corp.	352	8,121
OM Group, Inc.*	118	3,986
Omnova Solutions, Inc.*	399	3,412
PolyOne Corp.	320	9,827
PPG Industries, Inc.	341	56,968
Praxair, Inc.	736	88,475
Rockwood Holdings, Inc.	420	28,098
RPM International, Inc.	406	14,697
Scotts Miracle-Gro Co. (The) Class A	148	8,144
Sensient Technologies Corp.	156	7,471
Sherwin-Williams Co. (The)	200	36,436
Sigma-Aldrich Corp.	300	25,590
Stepan Co.	114	6,581
Valhi, Inc.	746	14,890
Valspar Corp.	239	15,160
W.R. Grace & Co.*	235	20,539
Westlake Chemical Corp.	212	22,188

Total Chemicals		1,288,636
Commercial Banks – 4.4%
1st Source Corp.	118	3,177
Associated Banc-Corp.	570	8,829
BancFirst Corp.	59	3,190
BancorpSouth, Inc.	265	5,284
Bank of Hawaii Corp.	175	9,529
Bank of the Ozarks, Inc.	178	8,542
Banner Corp.	89	3,396
BB&T Corp.	3,039	102,566
BBCN Bancorp, Inc.	273	3,757
BOK Financial Corp.	290	18,372
Boston Private Financial Holdings, Inc.	331	3,674
Camden National Corp.	89	3,640
CapitalSource, Inc.	3,121	37,078
Cardinal Financial Corp.	188	3,108

See Notes to Financial Statements.

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Cathay General Bancorp	228	$5,328
Central Pacific Financial Corp.	177	3,133
Chemical Financial Corp.	111	3,099
City National Corp.	181	12,065
Columbia Banking System, Inc.	148	3,656
Comerica, Inc.	773	30,387
Commerce Bancshares, Inc.	326	14,282
Community Bank System, Inc.	131	4,470
Community Trust Bancorp, Inc.	89	3,613
Cullen/Frost Bankers, Inc.	222	15,662
CVB Financial Corp.	341	4,610
East West Bancorp, Inc.	578	18,467
Fifth Third Bancorp	4,598	82,948
First BanCorp.*	2,860	16,245
First Citizens BancShares, Inc. Class A	34	6,990
First Financial Bancorp	196	2,973
First Financial Bankshares, Inc.(a)	101	5,941
First Financial Holdings, Inc.	93	5,130
First Interstate BancSystem, Inc.	184	4,444
First Niagara Financial Group, Inc.	952	9,872
First Republic Bank	513	23,921
FirstMerit Corp.	1,740	37,775
FNB Corp.	297	3,603
Fulton Financial Corp.	876	10,232
Glacier Bancorp, Inc.	203	5,016
Great Southern Bancorp, Inc.	104	2,936
Hancock Holding Co.	170	5,335
Hanmi Financial Corp.	315	5,220
Home BancShares, Inc.	190	5,770
Huntington Bancshares, Inc.	4,234	34,973
Iberiabank Corp.	95	4,928
Independent Bank Corp.	79	2,820
International Bancshares Corp.	362	7,830
Investors Bancorp, Inc.	240	5,251
KeyCorp	4,298	48,997
M&T Bank Corp.(a)	397	44,432
MB Financial, Inc.	226	6,382
National Penn Bancshares, Inc.	356	3,578
NBT Bancorp, Inc.	126	2,896
OFG Bancorp	186	3,011
Old National Bancorp	246	3,493
PacWest Bancorp	109	3,745
Park National Corp.(a)	57	4,508
PNC Financial Services Group, Inc.	2,212	160,259
Popular, Inc.*	333	8,735
PrivateBancorp, Inc.	183	3,916
Prosperity Bancshares, Inc.	219	13,543
Regions Financial Corp.	6,601	61,125
Republic Bancorp, Inc. Class A	228	6,281
S&T Bancorp, Inc.	97	2,349
Signature Bank*	136	12,447
Simmons First National Corp. Class A	98	3,047
Sterling Financial Corp.	957	27,418
SunTrust Banks, Inc.	2,943	95,412
Investments	Shares	Value

Susquehanna Bancshares, Inc.	262	$3,288
SVB Financial Group*	170	14,683
Synovus Financial Corp.	1,346	4,442
Taylor Capital Group, Inc.*	261	5,781
Texas Capital Bancshares, Inc.*	95	4,367
Tompkins Financial Corp.	79	3,651
Trustmark Corp.	204	5,222
U.S. Bancorp	8,024	293,518
UMB Financial Corp.	179	9,727
Umpqua Holdings Corp.	248	4,023
Union First Market Bankshares Corp.	346	8,086
United Bankshares, Inc.(a)	132	3,825
Valley National Bancorp	525	5,224
Webster Financial Corp.	404	10,314
Wells Fargo & Co.	23,994	991,432
WesBanco, Inc.	118	3,508
Westamerica Bancorp.(a)	75	3,731
Western Alliance Bancorp*	233	4,411
Wilshire Bancorp, Inc.	719	5,881
Wintrust Financial Corp.	115	4,723
Zions Bancorp.	365	10,008

Total Commercial Banks		2,538,486
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	172	4,579
ACCO Brands Corp.*	916	6,082
Avery Dennison Corp.	250	10,880
Brink’s Co. (The)	207	5,858
Cintas Corp.	376	19,251
Clean Harbors, Inc.*	88	5,162
Consolidated Graphics, Inc.*	59	3,308
Copart, Inc.*	338	10,745
Corrections Corp. of America	266	9,190
Covanta Holding Corp.	290	6,200
Deluxe Corp.	360	14,998
Ennis, Inc.	232	4,185
Geo Group, Inc. (The)	131	4,356
Herman Miller, Inc.	176	5,136
HNI Corp.	117	4,233
Iron Mountain, Inc.	295	7,971
KAR Auction Services, Inc.	169	4,767
Knoll, Inc.	232	3,930
McGrath Rentcorp	62	2,213
Mine Safety Appliances Co.	126	6,503
Pitney Bowes, Inc.(a)	1,664	30,268
Portfolio Recovery Associates, Inc.*	156	9,351
Quad Graphics, Inc.(a)	139	4,220
Republic Services, Inc.	988	32,960
Rollins, Inc.	214	5,673
Steelcase, Inc. Class A	277	4,604
Stericycle, Inc.*	128	14,771
SYKES Enterprises, Inc.*	202	3,618
Tetra Tech, Inc.*	152	3,935
UniFirst Corp.	101	10,546

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

United Stationers, Inc.	187	$8,135
Waste Connections, Inc.	249	11,307
Waste Management, Inc.	1,324	54,602

Total Commercial Services & Supplies		333,537
Communications Equipment – 1.6%
ADTRAN, Inc.	271	7,219
Arris Group, Inc.*	161	2,747
Black Box Corp.	93	2,849
Brocade Communications Systems, Inc.*	1,470	11,833
Cisco Systems, Inc.	19,651	460,226
Comtech Telecommunications Corp.	89	2,164
EchoStar Corp. Class A*	327	14,368
F5 Networks, Inc.*	134	11,492
Finisar Corp.*	211	4,775
Harris Corp.	563	33,386
InterDigital, Inc.	310	11,572
Ixia*	156	2,445
Juniper Networks, Inc.*	582	11,559
Loral Space & Communications, Inc.	72	4,877
Motorola Solutions, Inc.	628	37,291
NETGEAR, Inc.*	96	2,963
Plantronics, Inc.	139	6,401
Polycom, Inc.*	278	3,036
QUALCOMM, Inc.	4,031	271,528
Riverbed Technology, Inc.*	150	2,188
Ubiquiti Networks, Inc.(a)	381	12,798

Total Communications Equipment		917,717
Computers & Peripherals – 4.8%
Apple, Inc.	3,948	1,882,209
Cray, Inc.*	380	9,147
Dell, Inc.	14,309	197,035
Diebold, Inc.	184	5,402
EMC Corp.	5,179	132,375
Hewlett-Packard Co.	13,609	285,517
Lexmark International, Inc. Class A	488	16,104
NCR Corp.*	647	25,628
NetApp, Inc.	706	30,090
QLogic Corp.*	432	4,726
SanDisk Corp.	623	37,075
Synaptics, Inc.*	130	5,756
Western Digital Corp.	2,298	145,693

Total Computers & Peripherals		2,776,757
Construction & Engineering – 0.3%
AECOM Technology Corp.*	490	15,322
Aegion Corp.*	124	2,943
EMCOR Group, Inc.	195	7,630
Fluor Corp.	476	33,777
Jacobs Engineering Group, Inc.*	424	24,668
KBR, Inc.	639	20,857
MasTec, Inc.*	326	9,878
Primoris Services Corp.	174	4,432
Quanta Services, Inc.*	469	12,902
Investments	Shares	Value

URS Corp.	375	$20,156

Total Construction & Engineering		152,565
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	44	4,319
Consumer Finance – 1.4%
American Express Co.	4,335	327,379
Capital One Financial Corp.	2,317	159,271
Cash America International, Inc.	145	6,566
Credit Acceptance Corp.*	113	12,521
DFC Global Corp.*	197	2,165
Discover Financial Services	3,006	151,923
Encore Capital Group, Inc.*(a)	127	5,824
EZCORP, Inc. Class A*	365	6,161
First Cash Financial Services, Inc.*	81	4,694
Green Dot Corp. Class A*	64	1,685
Nelnet, Inc. Class A	428	16,457
SLM Corp.	3,291	81,946
World Acceptance Corp.*(a)	78	7,014

Total Consumer Finance		783,606
Containers & Packaging – 0.3%
Aptargroup, Inc.	169	10,162
Ball Corp.	491	22,036
Bemis Co., Inc.	245	9,558
Boise, Inc.	518	6,527
Crown Holdings, Inc.*	707	29,892
Graphic Packaging Holding Co.*	2,557	21,888
Greif, Inc. Class A	207	10,149
Owens-Illinois, Inc.*	415	12,458
Packaging Corp. of America	233	13,302
Rock-Tenn Co. Class A	145	14,684
Silgan Holdings, Inc.	205	9,635
Sonoco Products Co.	299	11,643

Total Containers & Packaging		171,934
Distributors – 0.1%
Core-Mark Holding Co., Inc.	59	3,920
Genuine Parts Co.	439	35,510
LKQ Corp.*	636	20,263
Pool Corp.	122	6,848

Total Distributors		66,541
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A*	933	19,416
Bridgepoint Education, Inc.*	677	12,213
Capella Education Co.*	75	4,242
Career Education Corp.*	1,192	3,290
DeVry, Inc.	375	11,460
Education Management Corp.*	472	4,305
Grand Canyon Education, Inc.*	203	8,177
H&R Block, Inc.	1,006	26,820
Hillenbrand, Inc.	260	7,116
Matthews International Corp. Class A	92	3,503
Outerwall, Inc.*(a)	150	7,498
Regis Corp.	266	3,905

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Service Corp. International	564	$10,502
Sotheby’s	178	8,745
Stewart Enterprises, Inc. Class A	443	5,821
Strayer Education, Inc.(a)	54	2,242
Weight Watchers International, Inc.	215	8,035

Total Diversified Consumer Services		147,290
Diversified Financial Services – 3.9%
Bank of America Corp.	28,269	390,112
CBOE Holdings, Inc.	319	14,428
Citigroup, Inc.	10,509	509,792
CME Group, Inc.	1,398	103,284
Interactive Brokers Group, Inc. Class A	155	2,909
IntercontinentalExchange, Inc.*	206	37,373
JPMorgan Chase & Co.	19,767	1,021,756
Leucadia National Corp.	1,035	28,193
MarketAxess Holdings, Inc.	82	4,923
Moody’s Corp.	647	45,504
MSCI, Inc. Class A*	191	7,690
NASDAQ OMX Group, Inc. (The)	818	26,250
NYSE Euronext	1,059	44,457

Total Diversified Financial Services		2,236,671
Diversified Telecommunication Services – 1.4%
8x8, Inc.*	458	4,612
AT&T, Inc.	11,609	392,616
CenturyLink, Inc.	716	22,468
Cincinnati Bell, Inc.*	370	1,006
Frontier Communications Corp.(a)	1,286	5,363
IDT Corp. Class B	413	7,331
Iridium Communications, Inc.*(a)	469	3,227
Straight Path Communications, Inc. Class B*	206	1,083
tw telecom, Inc.*	253	7,556
Verizon Communications, Inc.	7,112	331,846
Windstream Holdings, Inc.(a)	820	6,560

Total Diversified Telecommunication Services		783,668
Electric Utilities – 1.3%
ALLETE, Inc.	130	6,279
American Electric Power Co., Inc.	786	34,073
Cleco Corp.	253	11,345
Duke Energy Corp.	1,052	70,253
El Paso Electric Co.	153	5,110
Empire District Electric Co. (The)	126	2,729
Entergy Corp.	604	38,167
Exelon Corp.	2,403	71,225
FirstEnergy Corp.	1,360	49,572
Great Plains Energy, Inc.	436	9,679
Hawaiian Electric Industries, Inc.	242	6,074
IDACORP, Inc.	151	7,308
ITC Holdings Corp.	109	10,231
MGE Energy, Inc.	95	5,182
NextEra Energy, Inc.	1,339	107,334
Northeast Utilities	661	27,266
NV Energy, Inc.	747	17,637
Investments	Shares	Value

Pepco Holdings, Inc.	605	$11,168
Pinnacle West Capital Corp.	325	17,791
PNM Resources, Inc.	257	5,816
Portland General Electric Co.	208	5,872
PPL Corp.	3,117	94,694
Southern Co. (The)	2,316	95,373
UIL Holdings Corp.	97	3,606
UNS Energy Corp.	166	7,739
Westar Energy, Inc.	347	10,636

Total Electric Utilities		732,159
Electrical Equipment – 0.6%
Acuity Brands, Inc.	52	4,785
AMETEK, Inc.	590	27,152
AZZ, Inc.	74	3,098
Babcock & Wilcox Co. (The)	379	12,780
Belden, Inc.	127	8,134
Brady Corp. Class A	233	7,107
Emerson Electric Co.	2,202	142,469
EnerSys	272	16,491
Franklin Electric Co., Inc.	120	4,728
Generac Holdings, Inc.	432	18,420
General Cable Corp.	196	6,223
Global Power Equipment Group, Inc.	114	2,293
GrafTech International Ltd.*(a)	849	7,174
Hubbell, Inc. Class B	184	19,272
II-VI, Inc.*	328	6,173
Polypore International, Inc.*(a)	78	3,196
Powell Industries, Inc.*	62	3,800
Regal-Beloit Corp.	156	10,597
Rockwell Automation, Inc.	402	42,990
Roper Industries, Inc.	216	28,700

Total Electrical Equipment		375,582
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp. Class A	420	32,500
Anixter International, Inc.*	129	11,308
Arrow Electronics, Inc.*	705	34,214
Avnet, Inc.	801	33,410
Benchmark Electronics, Inc.*	305	6,981
Cognex Corp.	166	5,206
Coherent, Inc.	72	4,424
Corning, Inc.	8,029	117,143
Dolby Laboratories, Inc. Class A(a)	470	16,220
FEI Co.	100	8,780
FLIR Systems, Inc.	437	13,722
Ingram Micro, Inc. Class A*	861	19,846
Insight Enterprises, Inc.*	390	7,379
IPG Photonics Corp.(a)	115	6,476
Itron, Inc.*	91	3,897
Jabil Circuit, Inc.	1,028	22,287
Littelfuse, Inc.	101	7,900
Molex, Inc.	528	20,339
MTS Systems Corp.	111	7,143
Multi-Fineline Electronix, Inc.*	137	2,222

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

National Instruments Corp.	207	$6,402
Newport Corp.*	194	3,032
OSI Systems, Inc.*	43	3,202
Plexus Corp.*	232	8,630
Rofin-Sinar Technologies, Inc.*	152	3,680
Rogers Corp.*	75	4,461
Sanmina Corp.*	835	14,604
Scansource, Inc.*	168	5,813
SYNNEX Corp.*	189	11,614
Tech Data Corp.*	209	10,431
Trimble Navigation Ltd.*	298	8,854
Vishay Intertechnology, Inc.*	874	11,266

Total Electronic Equipment, Instruments & Components		473,386
Energy Equipment & Services – 1.3%
Atwood Oceanics, Inc.*	282	15,521
Baker Hughes, Inc.	1,675	82,242
Basic Energy Services, Inc.*	291	3,678
Bristow Group, Inc.	138	10,041
C&J Energy Services, Inc.*(a)	435	8,735
Cameron International Corp.*	604	35,255
CARBO Ceramics, Inc.(a)	51	5,055
Diamond Offshore Drilling, Inc.	555	34,588
Dresser-Rand Group, Inc.*	143	8,923
Dril-Quip, Inc.*	69	7,918
Era Group, Inc.*	33	897
FMC Technologies, Inc.*	464	25,715
Forum Energy Technologies, Inc.*	219	5,915
Gulfmark Offshore, Inc. Class A	79	4,020
Halliburton Co.	4,428	213,208
Helix Energy Solutions Group, Inc.*	342	8,677
Helmerich & Payne, Inc.	443	30,545
Key Energy Services, Inc.*	835	6,087
National Oilwell Varco, Inc.	1,740	135,911
Newpark Resources*	366	4,634
Oceaneering International, Inc.	230	18,685
Oil States International, Inc.*	279	28,865
Patterson-UTI Energy, Inc.	771	16,484
RPC, Inc.(a)	1,142	17,667
SEACOR Holdings, Inc.	33	2,984
Superior Energy Services, Inc.*	690	17,278
Tidewater, Inc.	97	5,751
Unit Corp.*	148	6,881

Total Energy Equipment & Services		762,160
Food & Staples Retailing – 2.7%
Andersons, Inc. (The)	91	6,361
Casey’s General Stores, Inc.	102	7,497
Costco Wholesale Corp.	845	97,276
CVS Caremark Corp.	3,957	224,560
Fresh Market, Inc. (The)*	50	2,365
Harris Teeter Supermarkets, Inc.	146	7,182
Ingles Markets, Inc. Class A	166	4,769
Kroger Co. (The)	1,080	43,567
Pantry, Inc. (The)*	58	643
Investments	Shares	Value

PriceSmart, Inc.	70	$6,667
Roundy’s, Inc.	527	4,532
Safeway, Inc.	1,195	38,228
Spartan Stores, Inc.	71	1,566
Sysco Corp.	1,766	56,212
United Natural Foods, Inc.*	131	8,806
Walgreen Co.	2,858	153,760
Wal-Mart Stores, Inc.	11,882	878,793
Weis Markets, Inc.	74	3,622
Whole Foods Market, Inc.	500	29,250

Total Food & Staples Retailing		1,575,656
Food Products – 1.4%
Archer-Daniels-Midland Co.	1,872	68,964
B&G Foods, Inc.	100	3,455
Cal-Maine Foods, Inc.	110	5,291
Campbell Soup Co.	1,084	44,130
ConAgra Foods, Inc.	1,194	36,226
Darling International, Inc.*	444	9,395
Dean Foods Co.*	207	3,995
Diamond Foods, Inc.*(a)	72	1,698
Flowers Foods, Inc.	462	9,905
General Mills, Inc.	1,879	90,042
Green Mountain Coffee Roasters, Inc.*(a)	354	26,667
Hain Celestial Group, Inc. (The)*	64	4,936
Hershey Co. (The)	438	40,515
Hillshire Brands Co.	119	3,658
Hormel Foods Corp.	736	31,000
Ingredion, Inc.	254	16,807
J&J Snack Foods Corp.	41	3,309
J.M. Smucker Co. (The)	291	30,567
Kellogg Co.	936	54,971
Lancaster Colony Corp.	99	7,751
McCormick & Co., Inc.	308	19,928
Mead Johnson Nutrition Co.	402	29,853
Mondelez International, Inc. Class A	6,281	197,349
Pilgrim’s Pride Corp.*	390	6,548
Seneca Foods Corp. Class A*	83	2,497
Snyder’s-Lance, Inc.	132	3,808
Tootsie Roll Industries, Inc.	106	3,267
TreeHouse Foods, Inc.*	81	5,413
Tyson Foods, Inc. Class A	1,340	37,895
WhiteWave Foods Co. Class A*	106	2,117

Total Food Products		801,957
Gas Utilities – 0.2%
AGL Resources, Inc.	282	12,980
Atmos Energy Corp.	317	13,501
Laclede Group, Inc. (The)	74	3,330
National Fuel Gas Co.	187	12,858
New Jersey Resources Corp.	100	4,405
Northwest Natural Gas Co.	82	3,442
ONEOK, Inc.	450	23,994
Piedmont Natural Gas Co., Inc.	185	6,083
Questar Corp.	527	11,852

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

South Jersey Industries, Inc.	110	$6,444
Southwest Gas Corp.	145	7,250
UGI Corp.	297	11,622
WGL Holdings, Inc.	157	6,706

Total Gas Utilities		124,467
Health Care Equipment & Supplies – 1.5%
Align Technology, Inc.*	164	7,892
Baxter International, Inc.	1,726	113,381
Becton Dickinson and Co.	716	71,614
Boston Scientific Corp.*	3,515	41,266
C.R. Bard, Inc.	273	31,450
CareFusion Corp.*	628	23,173
CONMED Corp.	114	3,875
Cooper Cos., Inc. (The)	121	15,693
Cyberonics, Inc.*	83	4,211
DENTSPLY International, Inc.	304	13,197
Edwards Lifesciences Corp.*	120	8,356
Greatbatch, Inc.*	95	3,233
Haemonetics Corp.*	110	4,387
Hill-Rom Holdings, Inc.	172	6,163
Hologic, Inc.*	216	4,460
IDEXX Laboratories, Inc.*	99	9,865
Intuitive Surgical, Inc.*	60	22,576
Masimo Corp.	147	3,916
Medtronic, Inc.	3,962	210,977
ResMed, Inc.	287	15,159
Sirona Dental Systems, Inc.*	102	6,827
St. Jude Medical, Inc.	1,125	60,345
STERIS Corp.	189	8,119
Stryker Corp.	1,263	85,366
Teleflex, Inc.	101	8,310
Thoratec Corp.*	81	3,020
Varian Medical Systems, Inc.*	278	20,775
West Pharmaceutical Services, Inc.	184	7,572
Zimmer Holdings, Inc.	623	51,173

Total Health Care Equipment & Supplies		866,351
Health Care Providers & Services – 2.9%
Aetna, Inc.	2,120	135,722
Air Methods Corp.	105	4,473
Amedisys, Inc.*	264	4,546
AmerisourceBergen Corp.	814	49,735
Amsurg Corp.*	127	5,042
Cardinal Health, Inc.	1,209	63,049
Centene Corp.*	56	3,582
Chemed Corp.(a)	93	6,649
Cigna Corp.	1,360	104,530
Community Health Systems, Inc.	395	16,392
DaVita HealthCare Partners, Inc.*	504	28,678
Ensign Group, Inc. (The)	127	5,221
Express Scripts Holding Co.*	984	60,791
Five Star Quality Care, Inc.*	1,301	6,726
Hanger, Inc.*	118	3,984
HCA Holdings, Inc.	3,377	144,367
Investments	Shares	Value

Health Management Associates, Inc. Class A*	916	$11,725
Health Net, Inc.*	162	5,135
HealthSouth Corp.	321	11,068
Henry Schein, Inc.*	263	27,273
Humana, Inc.	884	82,504
Kindred Healthcare, Inc.	221	2,968
Laboratory Corp. of America Holdings*	328	32,518
Landauer, Inc.	21	1,076
LifePoint Hospitals, Inc.*	187	8,720
Magellan Health Services, Inc.*	119	7,135
McKesson Corp.	790	101,357
Mednax, Inc.*	168	16,867
Molina Healthcare, Inc.*	87	3,097
MWI Veterinary Supply, Inc.*	35	5,228
National Healthcare Corp.	38	1,796
Omnicare, Inc.	333	18,481
Owens & Minor, Inc.	174	6,019
Patterson Cos., Inc.	394	15,839
Quest Diagnostics, Inc.	539	33,305
Select Medical Holdings Corp.	653	5,270
Team Health Holdings, Inc.*	134	5,084
Tenet Healthcare Corp.*	187	7,703
Triple-S Management Corp. Class B*	208	3,825
UnitedHealth Group, Inc.	5,000	358,050
Universal American Corp.	553	4,214
Universal Health Services, Inc. Class B	380	28,496
Vanguard Health Systems, Inc.*	361	7,585
VCA Antech, Inc.*	261	7,167
WellCare Health Plans, Inc.*	235	16,389
WellPoint, Inc.	2,013	168,307

Total Health Care Providers & Services		1,647,688
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	131	1,948
Cerner Corp.*	466	24,488
Medidata Solutions, Inc.*	59	5,837
Quality Systems, Inc.	77	1,673

Total Health Care Technology		33,946
Hotels, Restaurants & Leisure – 1.6%
Bally Technologies, Inc.*	131	9,440
Bob Evans Farms, Inc.	138	7,903
Bravo Brio Restaurant Group, Inc.*	168	2,537
Brinker International, Inc.	300	12,159
Buffalo Wild Wings, Inc.*	36	4,004
Burger King Worldwide, Inc.(a)	246	4,802
CEC Entertainment, Inc.	118	5,412
Cheesecake Factory, Inc. (The)	98	4,307
Chipotle Mexican Grill, Inc.*	44	18,863
Choice Hotels International, Inc.	153	6,608
Churchill Downs, Inc.	45	3,893
Cracker Barrel Old Country Store, Inc.	131	13,525
Darden Restaurants, Inc.	498	23,052
Denny’s Corp.*	1,042	6,377
DineEquity, Inc.	56	3,864

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Domino’s Pizza, Inc.	140	$9,513
Dunkin’ Brands Group, Inc.	134	6,065
Einstein Noah Restaurant Group, Inc.	119	2,061
Hyatt Hotels Corp. Class A*	164	7,045
International Game Technology	742	14,046
International Speedway Corp. Class A	168	5,426
Interval Leisure Group, Inc.	172	4,064
Jack In The Box, Inc.*	119	4,760
Krispy Kreme Doughnuts, Inc.*	789	15,259
Las Vegas Sands Corp.	1,447	96,110
Life Time Fitness, Inc.*	110	5,662
Marriott International, Inc. Class A	618	25,993
McDonald’s Corp.	2,983	286,994
Panera Bread Co. Class A*	56	8,878
Papa John’s International, Inc.	119	8,316
Penn National Gaming, Inc.*	165	9,134
Six Flags Entertainment Corp.	88	2,974
Sonic Corp.*	223	3,958
Speedway Motorsports, Inc.	95	1,701
Starbucks Corp.	1,259	96,905
Starwood Hotels & Resorts Worldwide, Inc.	510	33,890
Texas Roadhouse, Inc.	165	4,336
Vail Resorts, Inc.	32	2,220
WMS Industries, Inc.*	119	3,088
Wyndham Worldwide Corp.	396	24,144
Wynn Resorts Ltd.	244	38,554
Yum! Brands, Inc.	1,097	78,315

Total Hotels, Restaurants & Leisure		926,157
Household Durables – 0.4%
Blyth, Inc.	78	1,079
D.R. Horton, Inc.	2,264	43,990
Ethan Allen Interiors, Inc.	114	3,177
Harman International Industries, Inc.	345	22,849
Jarden Corp.*	375	18,150
La-Z-Boy, Inc.	262	5,950
Leggett & Platt, Inc.	347	10,462
Lennar Corp. Class A	596	21,098
Mohawk Industries, Inc.*	134	17,453
Newell Rubbermaid, Inc.	921	25,328
NVR, Inc.*	9	8,273
PulteGroup, Inc.	372	6,138
Tempur-Pedic International, Inc.*	184	8,089
Toll Brothers, Inc.*	189	6,129
Tupperware Brands Corp.	206	17,792
Whirlpool Corp.	228	33,388

Total Household Durables		249,345
Household Products – 1.5%
Central Garden and Pet Co. Class A*	311	2,130
Church & Dwight Co., Inc.	340	20,417
Clorox Co. (The)	362	29,583
Colgate-Palmolive Co.	2,306	136,746
Energizer Holdings, Inc.	169	15,404
Kimberly-Clark Corp.	1,136	107,034
Investments	Shares	Value

Procter & Gamble Co. (The)	6,984	$527,921
WD-40 Co.	50	3,245

Total Household Products		842,480
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	3,483	46,289
Calpine Corp.*	217	4,216

Total Independent Power Producers & Energy Traders		50,505
Industrial Conglomerates – 2.2%
3M Co.	2,406	287,300
Carlisle Cos., Inc.	208	14,620
Danaher Corp.	1,913	132,609
General Electric Co.	33,195	793,029
Raven Industries, Inc.	74	2,421
Seaboard Corp.	6	16,488
Standex International Corp.	51	3,029

Total Industrial Conglomerates		1,249,496
Insurance – 4.7%
Aflac, Inc.	2,822	174,936
Alleghany Corp.*	54	22,121
Allstate Corp. (The)	3,104	156,907
American Equity Investment Life Holding Co.	289	6,133
American Financial Group, Inc.	444	24,003
American National Insurance Co.	79	7,745
AMERISAFE, Inc.	134	4,758
AmTrust Financial Services, Inc.	397	15,507
Arthur J. Gallagher & Co.	224	9,778
Assurant, Inc.	772	41,765
Berkshire Hathaway, Inc. Class B*	6,924	785,943
Brown & Brown, Inc.	356	11,428
Chubb Corp. (The)	1,188	106,041
Cincinnati Financial Corp.	398	18,770
CNA Financial Corp.	1,280	48,870
CNO Financial Group, Inc.	1,155	16,632
Employers Holdings, Inc.	176	5,234
FBL Financial Group, Inc. Class A	207	9,294
Fidelity National Financial, Inc. Class A	1,120	29,792
First American Financial Corp.	499	12,151
Genworth Financial, Inc. Class A*	2,390	30,568
Hanover Insurance Group, Inc. (The)	189	10,455
Hartford Financial Services Group, Inc.	2,184	67,966
HCC Insurance Holdings, Inc.	440	19,281
Horace Mann Educators Corp.	226	6,414
Infinity Property & Casualty Corp.	72	4,651
Kemper Corp.	157	5,275
Lincoln National Corp.	2,220	93,218
Loews Corp.	1,043	48,750
Markel Corp.*	23	11,909
Marsh & McLennan Cos., Inc.	1,436	62,538
Mercury General Corp.	152	7,343
MetLife, Inc.	5,290	248,365
National Western Life Insurance Co. Class A	26	5,246
Navigators Group, Inc. (The)*	45	2,600

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Phoenix Cos., Inc. (The)*	81	$3,132
Primerica, Inc.	328	13,232
Principal Financial Group, Inc.	1,438	61,575
ProAssurance Corp.	280	12,617
Progressive Corp. (The)	1,811	49,314
Protective Life Corp.	610	25,955
Prudential Financial, Inc.	834	65,035
Reinsurance Group of America, Inc.	480	32,155
RLI Corp.	107	9,354
Safety Insurance Group, Inc.	89	4,714
Selective Insurance Group, Inc.	117	2,867
StanCorp Financial Group, Inc.	253	13,920
State Auto Financial Corp.	242	5,067
Stewart Information Services Corp.	94	3,007
Symetra Financial Corp.	675	12,029
Torchmark Corp.	532	38,490
Travelers Cos., Inc. (The)	1,846	156,485
United Fire Group, Inc.	136	4,144
Universal Insurance Holdings, Inc.	1,039	7,325
Unum Group	436	13,272
W.R. Berkley Corp.	523	22,416

Total Insurance		2,688,492
Internet & Catalog Retail – 0.3%
Expedia, Inc.	311	16,107
HSN, Inc.	93	4,987
Liberty Interactive Corp. Class A*	676	15,866
Netflix, Inc.*	47	14,533
priceline.com, Inc.*	109	110,193
TripAdvisor, Inc.*	243	18,429

Total Internet & Catalog Retail		180,115
Internet Software & Services – 1.8%
Akamai Technologies, Inc.*	280	14,476
AOL, Inc.*	1,662	57,472
Bankrate, Inc.*	188	3,867
Blucora, Inc.*	160	3,677
Dealertrack Technologies, Inc.*	114	4,884
Digital River, Inc.*	145	2,591
Earthlink, Inc.	618	3,059
eBay, Inc.*	2,637	147,118
Equinix, Inc.*	18	3,306
Facebook, Inc. Class A*	556	27,933
Google, Inc. Class A*	732	641,166
IAC/InterActiveCorp	164	8,966
j2 Global, Inc.	128	6,339
Liquidity Services, Inc.*(a)	67	2,249
Rackspace Hosting, Inc.*	54	2,849
Stamps.com, Inc.*	94	4,317
United Online, Inc.	461	3,679
ValueClick, Inc.*	381	7,944
VeriSign, Inc.*	298	15,165
Yahoo!, Inc.*	2,550	84,558

Total Internet Software & Services		1,045,615
Investments	Shares	Value

IT Services – 3.2%
Acxiom Corp.*	149	$4,230
Alliance Data Systems Corp.*	137	28,971
Automatic Data Processing, Inc.	1,118	80,921
Booz Allen Hamilton Holding Corp.	684	13,215
Broadridge Financial Solutions, Inc.	377	11,970
CACI International, Inc. Class A*(a)	146	10,090
Cardtronics, Inc.*	113	4,192
Cognizant Technology Solutions Corp. Class A*	662	54,363
Convergys Corp.	336	6,300
CoreLogic, Inc.*	118	3,192
CSG Systems International, Inc.	189	4,734
DST Systems, Inc.	188	14,177
EPAM Systems, Inc.*	140	4,830
Euronet Worldwide, Inc.*	91	3,622
Fidelity National Information Services, Inc.	783	36,362
Fiserv, Inc.*	352	35,570
FleetCor Technologies, Inc.*	150	16,524
Gartner, Inc.*	174	10,440
Global Payments, Inc.	214	10,931
Heartland Payment Systems, Inc.	112	4,449
iGATE Corp.*	284	7,884
International Business Machines Corp.	4,006	741,831
Jack Henry & Associates, Inc.	242	12,490
Lender Processing Services, Inc.	404	13,441
ManTech International Corp. Class A	178	5,119
Mastercard, Inc. Class A	273	183,669
MAXIMUS, Inc.	142	6,396
NeuStar, Inc. Class A*	172	8,511
Paychex, Inc.	831	33,772
Sapient Corp.*	412	6,415
Syntel, Inc.	154	12,335
TeleTech Holdings, Inc.*	328	8,230
Teradata Corp.*	285	15,800
Total System Services, Inc.	564	16,593
Unisys Corp.*	333	8,388
VeriFone Systems, Inc.*	358	8,184
Visa, Inc. Class A	1,583	302,511
Western Union Co. (The)	4,571	85,295
WEX, Inc.*	89	7,810

Total IT Services		1,843,757
Leisure Equipment & Products – 0.2%
Brunswick Corp.	150	5,987
Hasbro, Inc.(a)	439	20,694
LeapFrog Enterprises, Inc.*(a)	385	3,627
Mattel, Inc.	1,115	46,674
Polaris Industries, Inc.	168	21,702
Smith & Wesson Holding Corp.*(a)	294	3,231
Sturm Ruger & Co., Inc.(a)	72	4,509

Total Leisure Equipment & Products		106,424
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	1,192	61,090

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Bio-Rad Laboratories, Inc. Class A*	81	$9,523
Bruker Corp.*	343	7,083
Charles River Laboratories International, Inc.*	116	5,366
Covance, Inc.*	105	9,078
Illumina, Inc.*	128	10,346
Life Technologies Corp.*	376	28,136
Mettler-Toledo International, Inc.*	60	14,406
PAREXEL International Corp.*	148	7,434
PerkinElmer, Inc.	112	4,228
Techne Corp.	92	7,366
Thermo Fisher Scientific, Inc.	875	80,631
Waters Corp.*	230	24,428

Total Life Sciences Tools & Services		269,115
Machinery – 2.4%
Actuant Corp. Class A	298	11,574
AGCO Corp.	660	39,877
American Railcar Industries, Inc.	69	2,707
Astec Industries, Inc.	100	3,596
Barnes Group, Inc.	189	6,600
Blount International, Inc.*	166	2,010
Briggs & Stratton Corp.	190	3,823
Caterpillar, Inc.	3,378	281,624
Chart Industries, Inc.*	32	3,937
CLARCOR, Inc.	131	7,274
Commercial Vehicle Group, Inc.*	412	3,280
Crane Co.	38	2,343
Cummins, Inc.	795	105,632
Deere & Co.	1,826	148,618
Donaldson Co., Inc.	316	12,049
Dover Corp.	680	61,084
EnPro Industries, Inc.*	99	5,961
ESCO Technologies, Inc.	74	2,459
Flowserve Corp.	498	31,070
Graco, Inc.	170	12,590
Greenbrier Cos., Inc (The)*	139	3,438
IDEX Corp.	279	18,205
Illinois Tool Works, Inc.	1,598	121,879
John Bean Technologies Corp.	111	2,762
Joy Global, Inc.	553	28,225
Kennametal, Inc.	334	15,230
Lincoln Electric Holdings, Inc.	275	18,321
Lindsay Corp.	32	2,612
Manitowoc Co., Inc. (The)	232	4,543
Meritor, Inc.*	1,521	11,955
Middleby Corp.*	51	10,654
Mueller Industries, Inc.	126	7,014
NACCO Industries, Inc. Class A	55	3,048
Nordson Corp.	191	14,063
Oshkosh Corp.*	440	21,551
PACCAR, Inc.	1,330	74,028
Pall Corp.	264	20,339
Parker Hannifin Corp.	639	69,472
RBC Bearings, Inc.*	66	4,349
Investments	Shares	Value

Snap-On, Inc.	211	$20,995
SPX Corp.	133	11,257
Stanley Black & Decker, Inc.	368	33,330
Terex Corp.*	212	7,123
Timken Co. (The)	522	31,529
Titan International, Inc.	248	3,631
Toro Co. (The)	192	10,435
Trimas Corp.*	133	4,961
Trinity Industries, Inc.	190	8,617
Valmont Industries, Inc.	89	12,363
WABCO Holdings, Inc.*	260	21,908
Wabtec Corp.	260	16,346
Watts Water Technologies, Inc. Class A	133	7,497
Woodward, Inc.	164	6,696
Xylem, Inc.	426	11,898

Total Machinery		1,408,382
Marine – 0.0%
Kirby Corp.*	170	14,714
Matson, Inc.	61	1,600

Total Marine		16,314
Media – 4.5%
AMC Networks, Inc. Class A*	144	9,861
Belo Corp. Class A	510	6,987
CBS Corp. Class B	2,122	117,050
Cinemark Holdings, Inc.	326	10,347
Comcast Corp. Class A	5,931	267,785
DIRECTV Class A*	2,643	157,919
Discovery Communications, Inc. Class A*	855	72,179
DISH Network Corp. Class A	1,727	77,732
DreamWorks Animation SKG, Inc. Class A*	300	8,538
Entercom Communications Corp. Class A*(a)	518	4,548
Gannett Co., Inc.	1,117	29,924
Harte-Hanks, Inc.	492	4,344
Interpublic Group of Cos., Inc. (The)	1,689	29,017
John Wiley & Sons, Inc. Class A	255	12,161
Liberty Media Corp. Class A*	705	103,741
Madison Square Garden Co. (The) Class A*	91	5,284
McClatchy Co. (The) Class A*(a)	995	2,985
McGraw-Hill Cos., Inc. (The)	715	46,897
Meredith Corp.	208	9,905
Morningstar, Inc.	78	6,182
New York Times Co. (The) Class A*	327	4,110
News Corp. Class A*	2,437	39,138
Nexstar Broadcasting Group, Inc. Class A	228	10,147
Omnicom Group, Inc.	908	57,604
Regal Entertainment Group Class A(a)	299	5,675
Scholastic Corp.	175	5,014
Scripps Networks Interactive, Inc. Class A	452	35,306
Sinclair Broadcast Group, Inc. Class A	336	11,263
Sirius XM Radio, Inc.	56,006	216,743
Starz Class A*	596	16,766
Time Warner Cable, Inc.	974	108,698
Time Warner, Inc.	2,833	186,440

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Twenty-First Century Fox, Inc. Class A	9,925	$332,488
Valassis Communications, Inc.	214	6,180
Viacom, Inc. Class B	2,124	177,524
Walt Disney Co. (The)	5,493	354,244
Washington Post Co. (The) Class B	23	14,061
World Wrestling Entertainment, Inc. Class A	242	2,461

Total Media		2,567,248
Metals & Mining – 0.6%
Allegheny Technologies, Inc.	196	5,982
AMCOL International Corp.	113	3,693
Carpenter Technology Corp.	135	7,845
Cliffs Natural Resources, Inc.(a)	1,228	25,174
Coeur d’Alene Mines Corp.*	110	1,326
Commercial Metals Co.	638	10,814
Compass Minerals International, Inc.	88	6,712
Freeport-McMoRan Copper & Gold, Inc.	4,343	143,666
Globe Specialty Metals, Inc.	241	3,714
Gold Resource Corp.	242	1,604
Haynes International, Inc.	49	2,221
Hecla Mining Co.	735	2,308
Kaiser Aluminum Corp.	63	4,489
Materion Corp.	97	3,110
Newmont Mining Corp.	629	17,675
Noranda Aluminum Holding Corp.	776	1,909
Nucor Corp.	609	29,853
Reliance Steel & Aluminum Co.	278	20,369
Royal Gold, Inc.	40	1,946
Schnitzer Steel Industries, Inc. Class A	101	2,782
Steel Dynamics, Inc.	495	8,271
Stillwater Mining Co.*	495	5,450
SunCoke Energy, Inc.*	245	4,165
US Silica Holdings, Inc.(a)	206	5,129
Walter Energy, Inc.(a)	225	3,157
Worthington Industries, Inc.	295	10,157

Total Metals & Mining		333,521
Multiline Retail – 0.7%
Big Lots, Inc.*	279	10,348
Dillard’s, Inc. Class A	263	20,593
Dollar General Corp.*	978	55,218
Dollar Tree, Inc.*	639	36,525
Family Dollar Stores, Inc.	306	22,038
Kohl’s Corp.	957	49,525
Macy’s, Inc.	1,643	71,092
Nordstrom, Inc.	611	34,338
Saks, Inc.*	305	4,862
Target Corp.	2,003	128,152

Total Multiline Retail		432,691
Multi-Utilities – 0.9%
Alliant Energy Corp.	326	16,153
Ameren Corp.	230	8,013
Avista Corp.	191	5,043
Black Hills Corp.	81	4,039
Investments	Shares	Value

CenterPoint Energy, Inc.	1,440	$34,517
CMS Energy Corp.	757	19,924
Consolidated Edison, Inc.	823	45,380
Dominion Resources, Inc.	267	16,682
DTE Energy Co.	488	32,198
Integrys Energy Group, Inc.	183	10,228
MDU Resources Group, Inc.	320	8,950
NiSource, Inc.	550	16,990
NorthWestern Corp.	150	6,738
OGE Energy Corp.	600	21,654
PG&E Corp.	1,245	50,945
Public Service Enterprise Group, Inc.	1,970	64,872
SCANA Corp.	416	19,153
Sempra Energy	542	46,395
TECO Energy, Inc.	720	11,909
Vectren Corp.	226	7,537
Wisconsin Energy Corp.	714	28,831
Xcel Energy, Inc.	1,596	44,066

Total Multi-Utilities		520,217
Office Electronics – 0.2%
Xerox Corp.	8,464	87,094
Zebra Technologies Corp. Class A*	164	7,467

Total Office Electronics		94,561
Oil, Gas & Consumable Fuels – 9.9%
Alon USA Energy, Inc.	175	1,787
Anadarko Petroleum Corp.	900	83,691
Apache Corp.	1,599	136,139
Cabot Oil & Gas Corp.	224	8,360
Callon Petroleum Co.*	875	4,786
Carrizo Oil & Gas, Inc.*	115	4,291
Chevron Corp.	10,448	1,269,432
Cimarex Energy Co.	349	33,644
Clayton Williams Energy, Inc.*	51	2,676
Cloud Peak Energy, Inc.*	483	7,086
Concho Resources, Inc.*	358	38,954
ConocoPhillips	5,008	348,106
Consol Energy, Inc.	516	17,363
Contango Oil & Gas Co.	62	2,278
Continental Resources, Inc.*	278	29,818
CVR Energy, Inc.	447	17,218
Delek US Holdings, Inc.	358	7,550
Denbury Resources, Inc.*	1,390	25,590
Devon Energy Corp.	571	32,981
Energen Corp.	236	18,028
EOG Resources, Inc.	414	70,082
EQT Corp.	214	18,986
Exxon Mobil Corp.	22,519	1,937,535
Gulfport Energy Corp.*	133	8,557
Hess Corp.	1,068	82,599
HollyFrontier Corp.	1,655	69,692
Kinder Morgan, Inc.	1,315	46,774
Laredo Petroleum Holdings, Inc.*	279	8,281
Marathon Oil Corp.	2,907	101,396

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Marathon Petroleum Corp.	2,020	$129,926
Murphy Oil Corp.	612	36,916
Newfield Exploration Co.*	526	14,397
Noble Energy, Inc.	370	24,794
Northern Oil and Gas, Inc.*	237	3,420
Oasis Petroleum, Inc.*	120	5,896
Occidental Petroleum Corp.	3,779	353,488
Peabody Energy Corp.	1,305	22,511
Phillips 66	5,189	300,028
Pioneer Natural Resources Co.	277	52,298
QEP Resources, Inc.	292	8,085
Rex Energy Corp.*	246	5,486
Rosetta Resources, Inc.*	164	8,931
SandRidge Energy, Inc.*(a)	5,957	34,908
Spectra Energy Corp.	1,764	60,382
Stone Energy Corp.*	272	8,821
Swift Energy Co.*	111	1,268
Tesoro Corp.	798	35,096
Valero Energy Corp.	1,474	50,337
W&T Offshore, Inc.	356	6,308
Western Refining, Inc.(a)	289	8,682
Whiting Petroleum Corp.*	433	25,915
Williams Cos., Inc. (The)	1,008	36,651
World Fuel Services Corp.	227	8,469

Total Oil, Gas & Consumable Fuels		5,676,693
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	128	6,115
International Paper Co.	796	35,661
KapStone Paper and Packaging Corp.	319	13,653
MeadWestvaco Corp.	192	7,369
PH Glatfelter Co.	254	6,876
Schweitzer-Mauduit International, Inc.	80	4,842

Total Paper & Forest Products		74,516
Personal Products – 0.2%
Avon Products, Inc.	1,274	26,244
Elizabeth Arden, Inc.*	59	2,178
Estee Lauder Cos., Inc. (The) Class A	754	52,705
Nu Skin Enterprises, Inc. Class A	239	22,882
Prestige Brands Holdings, Inc.*	198	5,964
Revlon, Inc. Class A*	325	9,025
USANA Health Sciences, Inc.*(a)	74	6,423

Total Personal Products		125,421
Pharmaceuticals – 4.5%
Abbott Laboratories	4,870	161,635
AbbVie, Inc.	4,870	217,835
Actavis, Inc.*	101	14,544
Akorn, Inc.*	261	5,136
Allergan, Inc.	558	50,471
Bristol-Myers Squibb Co.	2,604	120,513
Eli Lilly & Co.	3,930	197,797
Endo Health Solutions, Inc.*	317	14,404
Forest Laboratories, Inc.*	926	39,624
Investments	Shares	Value

Hi-Tech Pharmacal Co., Inc.	58	$2,503
Hospira, Inc.*	204	8,001
Impax Laboratories, Inc.*	279	5,722
Johnson & Johnson	7,683	666,039
Medicines Co. (The)*	171	5,732
Merck & Co., Inc.	7,311	348,077
Mylan, Inc.*	1,124	42,903
Perrigo Co.	199	24,553
Pfizer, Inc.	20,177	579,282
Questcor Pharmaceuticals, Inc.	273	15,834
Salix Pharmaceuticals Ltd.*	132	8,828
Viropharma, Inc.*	253	9,943
Zoetis, Inc. Class A	1,575	49,014

Total Pharmaceuticals		2,588,390
Professional Services – 0.3%
Acacia Research Corp.	106	2,444
Corporate Executive Board Co. (The)	83	6,027
Dun & Bradstreet Corp. (The)	129	13,397
Equifax, Inc.	273	16,339
FTI Consulting, Inc.*	132	4,990
IHS, Inc. Class A*	82	9,363
Insperity, Inc.	145	5,452
Kelly Services, Inc. Class A	177	3,446
Korn/Ferry International*	175	3,745
Manpowergroup, Inc.	248	18,039
Navigant Consulting, Inc.*	228	3,525
Pendrell Corp.*	4,171	8,092
Robert Half International, Inc.	293	11,436
RPX Corp.*	452	7,924
Towers Watson & Co. Class A	193	20,643
Verisk Analytics, Inc. Class A*	322	20,917
WageWorks, Inc.*	112	5,650

Total Professional Services		161,429
Real Estate Investment Trusts (REITs) – 0.8%
Alexander’s, Inc.	12	3,433
Alexandria Real Estate Equities, Inc.	72	4,597
American Tower Corp.	431	31,950
AvalonBay Communities, Inc.	85	10,803
BioMed Realty Trust, Inc.	93	1,729
Boston Properties, Inc.	130	13,897
BRE Properties, Inc.	31	1,574
Camden Property Trust	65	3,994
CBL & Associates Properties, Inc.	223	4,259
Digital Realty Trust, Inc.(a)	93	4,938
EPR Properties	57	2,778
Equity Lifestyle Properties, Inc.	88	3,007
Equity One, Inc.	62	1,355
Equity Residential	146	7,821
Essex Property Trust, Inc.	24	3,545
Extra Space Storage, Inc.	69	3,157
Federal Realty Investment Trust	74	7,507
Government Properties Income Trust	119	2,848
HCP, Inc.	748	30,631

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Health Care REIT, Inc.	88	$5,489
Home Properties, Inc.	41	2,368
Hospitality Properties Trust	230	6,509
Kimco Realty Corp.	339	6,841
Lexington Realty Trust	765	8,591
Liberty Property Trust	204	7,262
LTC Properties, Inc.	110	4,178
Macerich Co. (The)	188	10,611
Mack-Cali Realty Corp.	146	3,203
Medical Properties Trust, Inc.	267	3,249
National Health Investors, Inc.	111	6,315
National Retail Properties, Inc.(a)	146	4,646
Omega Healthcare Investors, Inc.	211	6,303
Piedmont Office Realty Trust, Inc. Class A	213	3,698
Plum Creek Timber Co., Inc.	245	11,473
Post Properties, Inc.	56	2,521
Potlatch Corp.	114	4,524
PS Business Parks, Inc.	41	3,059
Public Storage	177	28,417
Rayonier, Inc.	271	15,081
Realty Income Corp.	170	6,757
Select Income REIT	141	3,638
Senior Housing Properties Trust	290	6,769
Simon Property Group, Inc.	471	69,816
SL Green Realty Corp.	138	12,260
Taubman Centers, Inc.	36	2,423
Universal Health Realty Income Trust	80	3,350
Ventas, Inc.	242	14,883
Vornado Realty Trust	226	18,998
Weyerhaeuser Co.	342	9,791
WP Carey, Inc.	71	4,594

Total Real Estate Investment Trusts (REITs)		441,440
Real Estate Management & Development – 0.1%
CBRE Group, Inc. Class A*	613	14,179
Howard Hughes Corp. (The)*	88	9,889
Jones Lang LaSalle, Inc.	108	9,428

Total Real Estate Management & Development		33,496
Road & Rail – 1.0%
AMERCO	64	11,784
Avis Budget Group, Inc.*	206	5,939
Con-way, Inc.	115	4,955
CSX Corp.	4,744	122,111
Genesee & Wyoming, Inc. Class A*	51	4,742
Heartland Express, Inc.	186	2,639
Hertz Global Holdings, Inc.*	882	19,545
JB Hunt Transport Services, Inc.	284	20,712
Kansas City Southern	220	24,059
Knight Transportation, Inc.	152	2,511
Landstar System, Inc.	118	6,606
Norfolk Southern Corp.	1,438	111,229
Old Dominion Freight Line, Inc.*	220	10,118
Quality Distribution, Inc.*	438	4,047
Ryder System, Inc.	99	5,910
Investments	Shares	Value

Swift Transportation Co.*	576	$11,630
Union Pacific Corp.	1,507	234,097
Werner Enterprises, Inc.	156	3,640

Total Road & Rail		606,274
Semiconductors & Semiconductor Equipment – 2.2%
Advanced Energy Industries, Inc.*	251	4,398
Altera Corp.	875	32,515
Amkor Technology, Inc.*(a)	1,531	6,568
Analog Devices, Inc.	821	38,628
Applied Materials, Inc.	4,625	81,122
Atmel Corp.*	938	6,979
Broadcom Corp. Class A	1,199	31,186
Brooks Automation, Inc.	513	4,776
Cabot Microelectronics Corp.*	51	1,965
Cirrus Logic, Inc.*(a)	255	5,783
Cree, Inc.*	112	6,741
Cypress Semiconductor Corp.*	322	3,007
Diodes, Inc.*	227	5,562
Entegris, Inc.*	795	8,069
Entropic Communications, Inc.*	421	1,844
Fairchild Semiconductor International, Inc.*	278	3,861
GT Advanced Technologies, Inc.*(a)	1,321	11,242
Hittite Microwave Corp.*	70	4,575
Integrated Device Technology, Inc.*	463	4,361
Integrated Silicon Solution, Inc.*	266	2,897
Intel Corp.	28,077	643,525
Intersil Corp. Class A	287	3,223
KLA-Tencor Corp.	707	43,021
Kulicke & Soffa Industries, Inc.*	522	6,029
Lam Research Corp.*	100	5,119
Lattice Semiconductor Corp.*	379	1,690
Linear Technology Corp.	614	24,351
LSI Corp.	1,001	7,828
Maxim Integrated Products, Inc.	620	18,476
Microchip Technology, Inc.(a)	526	21,193
MKS Instruments, Inc.	281	7,472
Nanometrics, Inc.*	138	2,225
NVIDIA Corp.	1,677	26,094
Omnivision Technologies, Inc.*	192	2,940
ON Semiconductor Corp.*	358	2,613
Semtech Corp.*	174	5,218
Silicon Laboratories, Inc.*	54	2,306
Skyworks Solutions, Inc.*	510	12,668
Teradyne, Inc.*	967	15,975
Texas Instruments, Inc.	2,556	102,930
Ultratech, Inc.*	72	2,182
Veeco Instruments, Inc.*(a)	196	7,297
Xilinx, Inc.	740	34,676

Total Semiconductors & Semiconductor Equipment		1,265,130
Software – 3.9%
ACI Worldwide, Inc.*	101	5,460
Activision Blizzard, Inc.	3,805	63,429
Adobe Systems, Inc.*	1,065	55,316

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

ANSYS, Inc.*	168	$14,535
Autodesk, Inc.*	348	14,327
CA, Inc.	1,986	58,925
Cadence Design Systems, Inc.*	476	6,426
Citrix Systems, Inc.*	235	16,593
Compuware Corp.	384	4,301
Ebix, Inc.(a)	151	1,501
Factset Research Systems, Inc.	91	9,928
Fair Isaac Corp.	127	7,021
Fortinet, Inc.*	98	1,985
Informatica Corp.*	133	5,183
Intuit, Inc.	572	37,929
Manhattan Associates, Inc.*	46	4,391
Mentor Graphics Corp.	253	5,913
MICROS Systems, Inc.*	192	9,588
Microsoft Corp.	39,322	1,309,816
MicroStrategy, Inc. Class A*	25	2,594
Nuance Communications, Inc.*	154	2,879
Oracle Corp.	14,577	483,519
Progress Software Corp.*	228	5,901
Red Hat, Inc.*	102	4,706
SolarWinds, Inc.*	75	2,629
Solera Holdings, Inc.	127	6,714
SS&C Technologies Holdings, Inc.*	127	4,839
Symantec Corp.	2,158	53,411
Synopsys, Inc.*	343	12,931
TeleNav, Inc.*	326	1,904
TIBCO Software, Inc.*	167	4,274
Tyler Technologies, Inc.*	59	5,161
VMware, Inc. Class A*	365	29,529

Total Software		2,253,558
Specialty Retail – 2.3%
Aaron’s, Inc.	222	6,149
Abercrombie & Fitch Co. Class A	170	6,013
Advance Auto Parts, Inc.	245	20,257
Aeropostale, Inc.*	340	3,196
American Eagle Outfitters, Inc.	526	7,359
ANN, Inc.*	154	5,578
Asbury Automotive Group, Inc.*	126	6,703
Ascena Retail Group, Inc.*	487	9,706
AutoNation, Inc.*	362	18,885
AutoZone, Inc.*	127	53,687
Bed Bath & Beyond, Inc.*	805	62,275
Buckle, Inc. (The)(a)	204	11,026
Cabela’s, Inc.*	213	13,425
CarMax, Inc.*	568	27,531
Cato Corp. (The) Class A	102	2,854
Chico’s FAS, Inc.	553	9,213
Children’s Place Retail Stores, Inc. (The)*	82	4,744
CST Brands, Inc.	163	4,857
Destination XL Group, Inc.*	773	5,001
Dick’s Sporting Goods, Inc.	299	15,961
DSW, Inc. Class A	119	10,153
Investments	Shares	Value

Express, Inc.*	515	$12,149
Finish Line, Inc. (The) Class A	211	5,248
Foot Locker, Inc.	484	16,427
GameStop Corp. Class A	624	30,982
Gap, Inc. (The)	1,032	41,569
Genesco, Inc.*	54	3,541
GNC Holdings, Inc. Class A	305	16,662
Group 1 Automotive, Inc.	51	3,962
Guess?, Inc.	423	12,627
hhgregg, Inc.*	148	2,651
Hibbett Sports, Inc.*	55	3,088
Home Depot, Inc. (The)	3,447	261,455
Jos. A. Bank Clothiers, Inc.*	99	4,352
L Brands, Inc.	678	41,426
Lithia Motors, Inc. Class A	101	7,369
Lowe’s Cos., Inc.	2,684	127,785
Lumber Liquidators Holdings, Inc.*	78	8,319
Mattress Firm Holding Corp.*	112	3,562
Men’s Wearhouse, Inc. (The)	147	5,005
Monro Muffler Brake, Inc.	56	2,603
Murphy USA, Inc.*	153	6,180
O’Reilly Automotive, Inc.*	306	39,042
Penske Automotive Group, Inc.	386	16,494
PetSmart, Inc.	267	20,361
Pier 1 Imports, Inc.	537	10,482
Rent-A-Center, Inc.	205	7,810
Ross Stores, Inc.	553	40,258
Sally Beauty Holdings, Inc.*	493	12,897
Select Comfort Corp.*	224	5,454
Sonic Automotive, Inc. Class A	323	7,687
Stage Stores, Inc.	98	1,882
Staples, Inc.	3,567	52,257
Systemax, Inc.	300	2,781
Tiffany & Co.	353	27,047
TJX Cos., Inc. (The)	1,994	112,442
Tractor Supply Co.	266	17,867
TravelCenters of America LLC*	671	5,267
Ulta Salon Cosmetics & Fragrance, Inc.*	50	5,973
Urban Outfitters, Inc.*	254	9,340
Vitamin Shoppe, Inc.*	53	2,319
Williams-Sonoma, Inc.	254	14,275

Total Specialty Retail		1,333,470
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	134	10,169
Coach, Inc.	841	45,860
Columbia Sportswear Co.	132	7,950
Crocs, Inc.*	515	7,009
Deckers Outdoor Corp.*	215	14,173
Fossil Group, Inc.*	166	19,296
G-III Apparel Group Ltd.*	102	5,568
Hanesbrands, Inc.	294	18,319
Iconix Brand Group, Inc.*	305	10,132
Jones Group, Inc. (The)	253	3,798

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

September 30, 2013

Investments	Shares	Value

Maidenform Brands, Inc.*	119	$2,795
NIKE, Inc. Class B	2,146	155,886
PVH Corp.	173	20,533
Quiksilver, Inc.*	710	4,991
Ralph Lauren Corp.	208	34,264
Steven Madden Ltd.*	172	9,259
Under Armour, Inc. Class A*	118	9,375
Vera Bradley, Inc.*(a)	60	1,234
VF Corp.	300	59,715
Wolverine World Wide, Inc.	183	10,656

Total Textiles, Apparel & Luxury Goods		450,982
Thrifts & Mortgage Finance – 0.2%
Astoria Financial Corp.	205	2,550
BankUnited, Inc.	311	9,700
Bofi Holding, Inc.*	197	12,777
Capitol Federal Financial, Inc.	184	2,287
Dime Community Bancshares, Inc.	135	2,248
EverBank Financial Corp.	228	3,415
Flagstar Bancorp, Inc.*	175	2,583
Flushing Financial Corp.	183	3,376
HomeStreet, Inc.	135	2,606
Nationstar Mortgage Holdings, Inc.*	218	12,258
New York Community Bancorp, Inc.(a)	1,800	27,198
Northwest Bancshares, Inc.	324	4,283
Ocwen Financial Corp.*	206	11,489
People’s United Financial, Inc.	818	11,763
Provident Financial Services, Inc.	185	2,999
TFS Financial Corp.*	247	2,957
Walker & Dunlop, Inc.*	146	2,323
Washington Federal, Inc.	498	10,299

Total Thrifts & Mortgage Finance		127,111
Tobacco – 1.4%
Altria Group, Inc.	6,030	207,131
Lorillard, Inc.	1,350	60,453
Philip Morris International, Inc.	5,088	440,570
Reynolds American, Inc.	1,729	84,341
Universal Corp.	136	6,926
Vector Group Ltd.(a)	171	2,753

Total Tobacco		802,174
Trading Companies & Distributors – 0.3%
Air Lease Corp.	188	5,200
Applied Industrial Technologies, Inc.	221	11,382
Beacon Roofing Supply, Inc.*	91	3,355
CAI International, Inc.*	145	3,374
DXP Enterprises, Inc.*	54	4,264
Fastenal Co.	397	19,949
GATX Corp.	129	6,130
Kaman Corp.	95	3,597
MRC Global, Inc.*	199	5,333
MSC Industrial Direct Co., Inc. Class A	162	13,179
Rush Enterprises, Inc. Class A*	173	4,586
TAL International Group, Inc.*(a)	206	9,626
Investments	Shares	Value

Titan Machinery, Inc.*(a)	101	$1,623
United Rentals, Inc.*	78	4,547
W.W. Grainger, Inc.	170	44,491
Watsco, Inc.	89	8,390
WESCO International, Inc.*(a)	145	11,097

Total Trading Companies & Distributors		160,123
Transportation Infrastructure – 0.0%
Wesco Aircraft Holdings, Inc.*	320	6,698
Water Utilities – 0.1%
American States Water Co.	192	5,292
American Water Works Co., Inc.	437	18,039
Aqua America, Inc.	281	6,949
California Water Service Group	127	2,581

Total Water Utilities		32,861
Wireless Telecommunication Services – 0.1%
Crown Castle International Corp.*	167	12,196
NTELOS Holdings Corp.	100	1,880
Telephone & Data Systems, Inc.	367	10,845
T-Mobile US, Inc.*	954	24,775
United States Cellular Corp.	164	7,467
USA Mobility, Inc.	341	4,829

Total Wireless Telecommunication Services		61,992
TOTAL COMMON STOCKS (Cost: $43,315,907)		57,419,821
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $506,145)(c)	506,145	506,145
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $43,822,052)(d)		57,925,966
Liabilities in Excess of Other Assets – (0.7)%		(416,954)

NET ASSETS – 100.0%		$57,509,012
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)

At September 30, 2013, the total market value of the Fund’s securities on loan was $588,939 and the total market value of the collateral held by the Fund was $604,570. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $98,425.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 100.0%
COMMON STOCKS – 99.7%
Aerospace & Defense – 3.3%
B/E Aerospace, Inc.*	337	$24,877
Boeing Co. (The)	5,160	606,300
General Dynamics Corp.	2,585	226,239
Honeywell International, Inc.	3,327	276,274
L-3 Communications Holdings, Inc.	950	89,775
Lockheed Martin Corp.	2,693	343,492
Northrop Grumman Corp.	2,151	204,904
Precision Castparts Corp.	563	127,936
Raytheon Co.	2,499	192,598
Rockwell Collins, Inc.	746	50,624
Textron, Inc.	1,234	34,071
TransDigm Group, Inc.	172	23,857
United Technologies Corp.	4,849	522,819

Total Aerospace & Defense		2,723,766
Air Freight & Logistics – 0.7%
C.H. Robinson Worldwide, Inc.	555	33,056
Expeditors International of Washington, Inc.	731	32,208
FedEx Corp.	1,718	196,041
United Parcel Service, Inc. Class B	3,739	341,632

Total Air Freight & Logistics		602,937
Airlines – 0.3%
Delta Air Lines, Inc.	7,230	170,556
Southwest Airlines Co.	3,678	53,551

Total Airlines		224,107
Auto Components – 0.4%
BorgWarner, Inc.	666	67,526
Johnson Controls, Inc.	3,119	129,438
TRW Automotive Holdings Corp.*	1,532	109,247

Total Auto Components		306,211
Automobiles – 1.3%
Ford Motor Co.	35,202	593,858
General Motors Co.*	11,979	430,885
Harley-Davidson, Inc.	956	61,413

Total Automobiles		1,086,156
Beverages – 2.0%
Beam, Inc.	481	31,097
Brown-Forman Corp. Class B	699	47,623
Coca-Cola Co. (The)	18,845	713,849
Coca-Cola Enterprises, Inc.	1,800	72,378
Constellation Brands, Inc. Class A*	1,043	59,868
Dr. Pepper Snapple Group, Inc.	1,093	48,988
Molson Coors Brewing Co. Class B	1,113	55,795
Monster Beverage Corp.*	497	25,968
PepsiCo, Inc.	6,947	552,286

Total Beverages		1,607,852
Biotechnology – 1.6%
Alexion Pharmaceuticals, Inc.*	185	21,489
Amgen, Inc.	4,065	455,036
Investments	Shares	Value

Biogen Idec, Inc.*	767	$184,663
Celgene Corp.*	1,701	261,835
Gilead Sciences, Inc.*	5,575	350,333
Onyx Pharmaceuticals, Inc.*	46	5,735
Regeneron Pharmaceuticals, Inc.*	101	31,600
Vertex Pharmaceuticals, Inc.*	217	16,453

Total Biotechnology		1,327,144
Building Products – 0.0%
Fortune Brands Home & Security, Inc.	103	4,288
Capital Markets – 2.4%
Affiliated Managers Group, Inc.*	131	23,926
Ameriprise Financial, Inc.	1,065	97,000
Bank of New York Mellon Corp. (The)	7,547	227,844
BlackRock, Inc.	920	248,971
Charles Schwab Corp. (The)	4,915	103,903
Franklin Resources, Inc.	3,618	182,890
Goldman Sachs Group, Inc. (The)	3,475	549,780
Morgan Stanley	1,123	30,265
Northern Trust Corp.	1,111	60,427
Raymond James Financial, Inc.	575	23,960
State Street Corp.	3,444	226,443
T. Rowe Price Group, Inc.	1,011	72,721
TD Ameritrade Holding Corp.	3,016	78,959

Total Capital Markets		1,927,089
Chemicals – 2.1%
Air Products & Chemicals, Inc.	877	93,462
Airgas, Inc.	309	32,769
Albemarle Corp.	457	28,764
Ashland, Inc.	103	9,525
Axiall Corp.	255	9,636
Celanese Corp. Series A	1,069	56,433
CF Industries Holdings, Inc.	710	149,689
Dow Chemical Co. (The)	3,811	146,342
E.I. du Pont de Nemours & Co.	4,769	279,273
Eastman Chemical Co.	734	57,179
Ecolab, Inc.	608	60,046
FMC Corp.	550	39,446
International Flavors & Fragrances, Inc.	318	26,171
Monsanto Co.	1,847	192,771
Mosaic Co. (The)	2,650	114,003
PPG Industries, Inc.	625	104,413
Praxair, Inc.	1,230	147,858
Sherwin-Williams Co. (The)	315	57,387
Sigma-Aldrich Corp.	514	43,844
Valspar Corp.	353	22,391
W.R. Grace & Co.*	339	29,629
Westlake Chemical Corp.	291	30,456

Total Chemicals		1,731,487
Commercial Banks – 3.9%
BB&T Corp.	4,732	159,705
Comerica, Inc.	1,292	50,789
Fifth Third Bancorp	7,631	137,663

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Huntington Bancshares, Inc.	7,091	$58,572
KeyCorp	7,115	81,111
M&T Bank Corp.(a)	648	72,524
PNC Financial Services Group, Inc.	3,509	254,227
Regions Financial Corp.	9,939	92,035
SunTrust Banks, Inc.	4,771	154,676
U.S. Bancorp	13,026	476,491
Wells Fargo & Co.	39,288	1,623,380

Total Commercial Banks		3,161,173
Commercial Services & Supplies – 0.3%
Cintas Corp.	558	28,570
Iron Mountain, Inc.	624	16,860
Republic Services, Inc.	1,632	54,443
Stericycle, Inc.*	219	25,273
Waste Management, Inc.	2,232	92,048

Total Commercial Services & Supplies		217,194
Communications Equipment – 1.7%
Cisco Systems, Inc.	32,166	753,328
F5 Networks, Inc.*	222	19,039
Harris Corp.	877	52,006
Juniper Networks, Inc.*	812	16,126
Motorola Solutions, Inc.	1,083	64,308
QUALCOMM, Inc.	6,633	446,799

Total Communications Equipment		1,351,606
Computers & Peripherals – 5.4%
Apple, Inc.	6,456	3,077,898
Dell, Inc.	23,579	324,683
EMC Corp.	8,323	212,736
Hewlett-Packard Co.	22,240	466,595
NetApp, Inc.	1,289	54,937
SanDisk Corp.	874	52,012
Western Digital Corp.	3,699	234,517

Total Computers & Peripherals		4,423,378
Construction & Engineering – 0.1%
Fluor Corp.	840	59,606
Jacobs Engineering Group, Inc.*	693	40,319
Quanta Services, Inc.*	780	21,458

Total Construction & Engineering		121,383
Consumer Finance – 1.4%
American Express Co.	7,095	535,815
Capital One Financial Corp.	3,834	263,549
Discover Financial Services	4,697	237,386
SLM Corp.	5,226	130,127

Total Consumer Finance		1,166,877
Containers & Packaging – 0.1%
Ball Corp.	781	35,051
Crown Holdings, Inc.*	1,195	50,525

Total Containers & Packaging		85,576
Distributors – 0.1%
Genuine Parts Co.	758	61,314
Investments	Shares	Value

LKQ Corp.*	866	$27,591

Total Distributors		88,905
Diversified Consumer Services – 0.1%
H&R Block, Inc.	1,630	43,456
Diversified Financial Services – 4.3%
Bank of America Corp.	46,392	640,210
Citigroup, Inc.	17,184	833,596
CME Group, Inc.	2,256	166,673
IntercontinentalExchange, Inc.*	339	61,501
JPMorgan Chase & Co.	32,160	1,662,350
Leucadia National Corp.	895	24,380
Moody’s Corp.	1,011	71,104
NYSE Euronext	1,673	70,233

Total Diversified Financial Services		3,530,047
Diversified Telecommunication Services – 1.5%
AT&T, Inc.	18,993	642,343
CenturyLink, Inc.	1,147	35,993
Frontier Communications Corp.(a)	2,058	8,582
Verizon Communications, Inc.	11,462	534,817
Windstream Holdings, Inc.(a)	1,422	11,376

Total Diversified Telecommunication Services		1,233,111
Electric Utilities – 1.2%
American Electric Power Co., Inc.	1,223	53,017
Duke Energy Corp.	1,781	118,935
Entergy Corp.	904	57,124
Exelon Corp.	3,817	113,136
FirstEnergy Corp.	2,278	83,033
NextEra Energy, Inc.	2,209	177,073
Northeast Utilities	980	40,425
Pinnacle West Capital Corp.	580	31,749
PPL Corp.	4,987	151,505
Southern Co. (The)	3,843	158,255

Total Electric Utilities		984,252
Electrical Equipment – 0.5%
AMETEK, Inc.	933	42,937
Emerson Electric Co.	3,642	235,637
Hubbell, Inc. Class B	276	28,908
Rockwell Automation, Inc.	683	73,040
Roper Industries, Inc.	355	47,169

Total Electrical Equipment		427,691
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp. Class A	681	52,696
Corning, Inc.	12,735	185,803
Trimble Navigation Ltd.*	446	13,251

Total Electronic Equipment, Instruments & Components		251,750
Energy Equipment & Services – 1.1%
Baker Hughes, Inc.	2,688	131,981
Cameron International Corp.*	991	57,845
Diamond Offshore Drilling, Inc.	841	52,411
FMC Technologies, Inc.*	763	42,285
Halliburton Co.	7,243	348,750

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Helmerich & Payne, Inc.	750	$51,713
National Oilwell Varco, Inc.	2,816	219,958
Oceaneering International, Inc.	388	31,521

Total Energy Equipment & Services		936,464
Food & Staples Retailing – 3.0%
Costco Wholesale Corp.	1,396	160,708
CVS Caremark Corp.	6,446	365,811
Kroger Co. (The)	1,869	75,395
Sysco Corp.	2,884	91,798
Walgreen Co.	4,663	250,869
Wal-Mart Stores, Inc.	19,398	1,434,676
Whole Foods Market, Inc.	854	49,959

Total Food & Staples Retailing		2,429,216
Food Products – 1.5%
Archer-Daniels-Midland Co.	3,187	117,409
Campbell Soup Co.	1,719	69,981
ConAgra Foods, Inc.	1,925	58,405
General Mills, Inc.	3,077	147,450
Green Mountain Coffee Roasters, Inc.*(a)	616	46,403
Hershey Co. (The)	749	69,283
Hormel Foods Corp.	1,234	51,976
Ingredion, Inc.	472	31,232
J.M. Smucker Co. (The)	439	46,113
Kellogg Co.	1,517	89,093
McCormick & Co., Inc.	503	32,544
Mead Johnson Nutrition Co.	670	49,754
Mondelez International, Inc. Class A	10,328	324,506
Tyson Foods, Inc. Class A	2,130	60,236

Total Food Products		1,194,385
Gas Utilities – 0.0%
ONEOK, Inc.	610	32,525
Health Care Equipment & Supplies – 1.6%
Baxter International, Inc.	2,724	178,940
Becton Dickinson and Co.	1,144	114,423
Boston Scientific Corp.*	5,330	62,574
C.R. Bard, Inc.	472	54,374
CareFusion Corp.*	1,030	38,007
DENTSPLY International, Inc.	569	24,700
Edwards Lifesciences Corp.*	229	15,945
Hologic, Inc.*	345	7,124
IDEXX Laboratories, Inc.*	138	13,752
Intuitive Surgical, Inc.*	96	36,122
Medtronic, Inc.	6,600	351,450
ResMed, Inc.(a)	511	26,991
St. Jude Medical, Inc.	1,797	96,391
Stryker Corp.	2,097	141,736
Varian Medical Systems, Inc.*	471	35,198
Zimmer Holdings, Inc.	1,004	82,469

Total Health Care Equipment & Supplies		1,280,196
Health Care Providers & Services – 2.8%
Aetna, Inc.	3,461	221,573
AmerisourceBergen Corp.	1,347	82,302
Investments	Shares	Value

Cardinal Health, Inc.	2,023	$105,499
Cigna Corp.	2,232	171,551
DaVita HealthCare Partners, Inc.*	864	49,162
Express Scripts Holding Co.*	1,661	102,617
HCA Holdings, Inc.	5,447	232,859
Henry Schein, Inc.*	381	39,510
Humana, Inc.	1,472	137,382
Laboratory Corp. of America Holdings*	536	53,139
McKesson Corp.	1,294	166,020
Quest Diagnostics, Inc.	907	56,043
UnitedHealth Group, Inc.	8,202	587,345
WellPoint, Inc.	3,319	277,502

Total Health Care Providers & Services		2,282,504
Health Care Technology – 0.0%
Cerner Corp.*	736	38,677
Hotels, Restaurants & Leisure – 1.5%
Burger King Worldwide, Inc.(a)	413	8,062
Chipotle Mexican Grill, Inc.*	75	32,152
Darden Restaurants, Inc.	815	37,726
Hyatt Hotels Corp. Class A*	245	10,525
Las Vegas Sands Corp.	2,396	159,142
Marriott International, Inc. Class A	1,060	44,584
McDonald’s Corp.	4,899	471,333
Panera Bread Co. Class A*	84	13,317
Starbucks Corp.	2,095	161,252
Starwood Hotels & Resorts Worldwide, Inc.	850	56,482
Wyndham Worldwide Corp.	613	37,375
Wynn Resorts Ltd.	409	64,626
Yum! Brands, Inc.	1,825	130,287

Total Hotels, Restaurants & Leisure		1,226,863
Household Durables – 0.3%
D.R. Horton, Inc.	3,579	69,540
Lennar Corp. Class A	1,063	37,630
Mohawk Industries, Inc.*	205	26,701
Newell Rubbermaid, Inc.	1,518	41,745
PulteGroup, Inc.	654	10,791
Toll Brothers, Inc.*	200	6,486
Whirlpool Corp.	383	56,087

Total Household Durables		248,980
Household Products – 1.7%
Church & Dwight Co., Inc.	504	30,265
Clorox Co. (The)	578	47,234
Colgate-Palmolive Co.	3,788	224,628
Energizer Holdings, Inc.	311	28,348
Kimberly-Clark Corp.	1,826	172,046
Procter & Gamble Co. (The)	11,335	856,813

Total Household Products		1,359,334
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (The)	5,435	72,231
Calpine Corp.*	359	6,976

Total Independent Power Producers & Energy Traders		79,207

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Industrial Conglomerates – 2.4%
3M Co.	3,938	$470,237
Danaher Corp.	3,166	219,467
General Electric Co.	54,124	1,293,022

Total Industrial Conglomerates		1,982,726
Insurance – 4.5%
Aflac, Inc.	4,637	287,448
Alleghany Corp.*	93	38,098
Allstate Corp. (The)	5,097	257,653
Berkshire Hathaway, Inc. Class B*	11,334	1,286,522
Chubb Corp. (The)	1,959	174,860
Cincinnati Financial Corp.	690	32,540
CNA Financial Corp.	2,107	80,445
Fidelity National Financial, Inc. Class A	1,854	49,316
Hartford Financial Services Group, Inc.	3,502	108,982
Lincoln National Corp.	3,579	150,282
Loews Corp.	1,576	73,662
Marsh & McLennan Cos., Inc.	2,430	105,827
MetLife, Inc.	8,489	398,559
Principal Financial Group, Inc.	1,798	76,990
Progressive Corp. (The)	2,850	77,606
Prudential Financial, Inc.	1,367	106,599
Torchmark Corp.	813	58,821
Travelers Cos., Inc. (The)	2,972	251,936
Unum Group	831	25,296
W.R. Berkley Corp.	735	31,502

Total Insurance		3,672,944
Internet & Catalog Retail – 0.3%
Expedia, Inc.	507	26,258
Liberty Interactive Corp. Class A*	890	20,888
priceline.com, Inc.*	173	174,894
TripAdvisor, Inc.*	375	28,440

Total Internet & Catalog Retail		250,480
Internet Software & Services – 1.9%
Akamai Technologies, Inc.*	415	21,455
eBay, Inc.*	4,272	238,335
Equinix, Inc.*	40	7,346
Facebook, Inc. Class A*	823	41,348
Google, Inc. Class A*	1,196	1,047,588
LinkedIn Corp. Class A*	14	3,445
Rackspace Hosting, Inc.*	103	5,434
VeriSign, Inc.*	519	26,412
Yahoo!, Inc.*	4,107	136,188

Total Internet Software & Services		1,527,551
IT Services – 3.2%
Alliance Data Systems Corp.*	218	46,101
Automatic Data Processing, Inc.	1,829	132,383
Cognizant Technology Solutions Corp. Class A*	1,108	90,989
Fidelity National Information Services, Inc.	1,280	59,443
Fiserv, Inc.*	627	63,358
International Business Machines Corp.	6,562	1,215,151
Mastercard, Inc. Class A	449	302,078
Investments	Shares	Value

Paychex, Inc.	1,422	$57,790
Teradata Corp.*	509	28,219
Visa, Inc. Class A	2,574	491,891
Western Union Co. (The)	7,272	135,696

Total IT Services		2,623,099
Leisure Equipment & Products – 0.2%
Hasbro, Inc.	764	36,015
Mattel, Inc.	1,844	77,190
Polaris Industries, Inc.	270	34,878

Total Leisure Equipment & Products		148,083
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	2,066	105,882
Illumina, Inc.*	121	9,780
Life Technologies Corp.*	608	45,497
Mettler-Toledo International, Inc.*	110	26,410
Thermo Fisher Scientific, Inc.	1,438	132,512
Waters Corp.*	409	43,440

Total Life Sciences Tools & Services		363,521
Machinery – 2.0%
Caterpillar, Inc.	5,574	464,704
Cummins, Inc.	1,313	174,458
Deere & Co.	2,943	239,531
Donaldson Co., Inc.	611	23,297
Dover Corp.	1,072	96,298
Flowserve Corp.	756	47,167
Illinois Tool Works, Inc.	2,579	196,700
Joy Global, Inc.	953	48,641
PACCAR, Inc.	2,116	117,777
Pall Corp.	418	32,203
Parker Hannifin Corp.	1,051	114,265
Stanley Black & Decker, Inc.	670	60,682
Xylem, Inc.	778	21,729

Total Machinery		1,637,452
Media – 4.8%
CBS Corp. Class B	3,477	191,791
Comcast Corp. Class A	9,682	437,142
DIRECTV*	4,286	256,089
Discovery Communications, Inc. Class A*	1,363	115,064
DISH Network Corp. Class A	2,665	119,952
Interpublic Group of Cos., Inc. (The)	2,806	48,207
Liberty Media Corp. Class A*	1,127	165,838
McGraw-Hill Cos., Inc. (The)	1,129	74,051
News Corp. Class A*	4,044	64,947
Omnicom Group, Inc.	1,495	94,843
Scripps Networks Interactive, Inc. Class A	749	58,504
Sirius XM Radio, Inc.	93,412	361,504
Starz Class A*	1,127	31,703
Time Warner Cable, Inc.	1,593	177,779
Time Warner, Inc.	4,682	308,122
Twenty-First Century Fox, Inc.	16,181	542,064
Viacom, Inc. Class B	3,501	292,614
Walt Disney Co. (The)	8,854	570,994

Total Media		3,911,208

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc.	7,100	$234,868
Newmont Mining Corp.	653	18,350
Nucor Corp.	1,001	49,069
Royal Gold, Inc.	61	2,968

Total Metals & Mining		305,255
Multiline Retail – 0.8%
Dollar General Corp.*	1,649	93,103
Dollar Tree, Inc.*	1,059	60,532
Family Dollar Stores, Inc.	566	40,763
Kohl’s Corp.	1,575	81,506
Macy’s, Inc.	2,692	116,483
Nordstrom, Inc.	1,065	59,853
Target Corp.	3,154	201,793

Total Multiline Retail		654,033
Multi-Utilities – 0.9%
Alliant Energy Corp.	552	27,352
Ameren Corp.	195	6,794
CenterPoint Energy, Inc.	2,302	55,179
CMS Energy Corp.	1,214	31,952
Consolidated Edison, Inc.	1,341	73,943
Dominion Resources, Inc.	298	18,619
DTE Energy Co.	766	50,541
NiSource, Inc.	860	26,565
OGE Energy Corp.	986	35,585
PG&E Corp.	2,013	82,372
Public Service Enterprise Group, Inc.	3,113	102,511
SCANA Corp.	659	30,340
Sempra Energy	935	80,036
Wisconsin Energy Corp.	1,173	47,366
Xcel Energy, Inc.	2,633	72,697

Total Multi-Utilities		741,852
Office Electronics – 0.2%
Xerox Corp.	13,459	138,493
Oil, Gas & Consumable Fuels – 11.0%
Anadarko Petroleum Corp.	1,456	135,393
Apache Corp.	2,500	212,850
Cabot Oil & Gas Corp.	262	9,778
Chevron Corp.	17,168	2,085,912
Cimarex Energy Co.	571	55,044
Concho Resources, Inc.*	612	66,592
ConocoPhillips	8,196	569,704
Consol Energy, Inc.	855	28,771
Continental Resources, Inc.*	465	49,876
Denbury Resources, Inc.*	2,457	45,233
Devon Energy Corp.	1,008	58,222
EOG Resources, Inc.	653	110,540
EQT Corp.	384	34,068
Exxon Mobil Corp.	36,838	3,169,542
Hess Corp.	1,752	135,500
HollyFrontier Corp.	2,712	114,202
Kinder Morgan, Inc.	2,258	80,317
Investments	Shares	Value

Marathon Oil Corp.	4,691	$163,622
Marathon Petroleum Corp.	3,350	215,472
Murphy Oil Corp.	950	57,304
Noble Energy, Inc.	470	31,495
Occidental Petroleum Corp.	6,180	578,077
Peabody Energy Corp.	2,160	37,260
Phillips 66	8,523	492,800
Pioneer Natural Resources Co.	469	88,547
QEP Resources, Inc.	456	12,627
Spectra Energy Corp.	3,028	103,648
Tesoro Corp.	1,094	48,114
Valero Energy Corp.	2,497	85,273
Whiting Petroleum Corp.*	755	45,187
Williams Cos., Inc. (The)	1,513	55,013

Total Oil, Gas & Consumable Fuels		8,975,983
Paper & Forest Products – 0.1%
International Paper Co.	1,342	60,122
MeadWestvaco Corp.	311	11,936

Total Paper & Forest Products		72,058
Personal Products – 0.2%
Avon Products, Inc.	1,909	39,325
Estee Lauder Cos., Inc. (The) Class A	1,182	82,622

Total Personal Products		121,947
Pharmaceuticals – 5.0%
Abbott Laboratories	8,010	265,852
AbbVie, Inc.	8,010	358,287
Actavis, Inc.*	151	21,744
Allergan, Inc.	933	84,390
Bristol-Myers Squibb Co.	4,355	201,550
Eli Lilly & Co.	6,489	326,591
Forest Laboratories, Inc.*	1,290	55,199
Hospira, Inc.*	225	8,825
Johnson & Johnson	12,593	1,091,687
Merck & Co., Inc.	11,999	571,272
Mylan, Inc.*	1,841	70,271
Perrigo Co.	329	40,592
Pfizer, Inc.	32,823	942,348
Zoetis, Inc.	2,601	80,943

Total Pharmaceuticals		4,119,551
Professional Services – 0.1%
Equifax, Inc.	439	26,274
IHS, Inc. Class A*	110	12,560
Verisk Analytics, Inc. Class A*	513	33,324

Total Professional Services		72,158
Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp.	746	55,301
AvalonBay Communities, Inc.	138	17,538
Boston Properties, Inc.	218	23,304
Camden Property Trust	110	6,758
Digital Realty Trust, Inc.(a)	178	9,452
Equity Residential	261	13,982
Essex Property Trust, Inc.	35	5,170

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Federal Realty Investment Trust	111	$11,261
HCP, Inc.	1,259	51,556
Health Care REIT, Inc.	170	10,605
Kimco Realty Corp.	433	8,738
Macerich Co. (The)	342	19,302
Plum Creek Timber Co., Inc.	370	17,327
Prologis, Inc.	86	3,235
Public Storage	289	46,399
Rayonier, Inc.	444	24,709
Realty Income Corp.	200	7,950
Simon Property Group, Inc.	760	112,655
SL Green Realty Corp.	161	14,303
Taubman Centers, Inc.	79	5,318
Ventas, Inc.	396	24,354
Vornado Realty Trust	355	29,841
Weyerhaeuser Co.	392	11,223

Total Real Estate Investment Trusts (REITs)		530,281
Real Estate Management & Development – 0.0%
CBRE Group, Inc. Class A*	1,033	23,893
Road & Rail – 1.1%
CSX Corp.	7,633	196,474
Hertz Global Holdings, Inc.*	1,538	34,082
JB Hunt Transport Services, Inc.	421	30,704
Kansas City Southern	365	39,916
Norfolk Southern Corp.	2,312	178,833
Union Pacific Corp.	2,473	384,156

Total Road & Rail		864,165
Semiconductors & Semiconductor Equipment – 2.2%
Altera Corp.	1,415	52,581
Analog Devices, Inc.	1,287	60,553
Applied Materials, Inc.	7,857	137,812
Broadcom Corp. Class A	1,941	50,485
Intel Corp.	45,890	1,051,799
KLA-Tencor Corp.	1,214	73,872
Lam Research Corp.*	262	13,412
Linear Technology Corp.	984	39,025
Maxim Integrated Products, Inc.	977	29,115
Microchip Technology, Inc.(a)	781	31,467
NVIDIA Corp.	2,935	45,669
Texas Instruments, Inc.	4,286	172,597
Xilinx, Inc.	1,195	55,998

Total Semiconductors & Semiconductor Equipment		1,814,385
Software – 4.3%
Activision Blizzard, Inc.	5,986	99,787
Adobe Systems, Inc.*	1,657	86,065
ANSYS, Inc.*	241	20,851
Autodesk, Inc.*	637	26,225
CA, Inc.	3,303	98,000
Citrix Systems, Inc.*	403	28,456
Intuit, Inc.	974	64,586
Microsoft Corp.	64,375	2,144,331
Nuance Communications, Inc.*	251	4,693
Investments	Shares	Value

Oracle Corp.	23,848	$791,038
Red Hat, Inc.*	250	11,535
Symantec Corp.	3,543	87,689
Synopsys, Inc.*	457	17,229
VMware, Inc. Class A*	611	49,430

Total Software		3,529,915
Specialty Retail – 2.0%
Advance Auto Parts, Inc.	367	30,344
AutoZone, Inc.*	207	87,505
Bed Bath & Beyond, Inc.*	1,345	104,049
CarMax, Inc.*	982	47,597
CST Brands, Inc.	277	8,255
Dick’s Sporting Goods, Inc.	494	26,370
Foot Locker, Inc.	791	26,847
Gap, Inc. (The)	1,799	72,464
Home Depot, Inc. (The)	5,637	427,566
L Brands, Inc.	1,054	64,399
Lowe’s Cos., Inc.	4,227	201,247
Murphy USA, Inc.*	236	9,532
O’Reilly Automotive, Inc.*	501	63,923
PetSmart, Inc.	420	32,029
Ross Stores, Inc.	952	69,306
Staples, Inc.	5,995	87,827
Tiffany & Co.	589	45,129
TJX Cos., Inc. (The)	3,208	180,899
Tractor Supply Co.	464	31,167
Ulta Salon Cosmetics & Fragrance, Inc.*	111	13,260
Urban Outfitters, Inc.*	346	12,722

Total Specialty Retail		1,642,437
Textiles, Apparel & Luxury Goods – 0.7%
Coach, Inc.	1,416	77,215
Fossil Group, Inc.*	255	29,641
NIKE, Inc. Class B	3,538	257,000
PVH Corp.	257	30,503
Ralph Lauren Corp.	363	59,797
Under Armour, Inc. Class A*	165	13,109
VF Corp.	509	101,317

Total Textiles, Apparel & Luxury Goods		568,582
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	3,187	48,156
Ocwen Financial Corp.*	261	14,556

Total Thrifts & Mortgage Finance		62,712
Tobacco – 1.6%
Altria Group, Inc.	9,827	337,557
Lorillard, Inc.	2,236	100,128
Philip Morris International, Inc.	8,311	719,650
Reynolds American, Inc.	2,855	139,267

Total Tobacco		1,296,602
Trading Companies & Distributors – 0.1%
Fastenal Co.	725	36,431
W.W. Grainger, Inc.	269	70,400

Total Trading Companies & Distributors		106,831

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

September 30, 2013

Investments	Shares	Value

Water Utilities – 0.0%
American Water Works Co., Inc.	775	$31,992
Wireless Telecommunication Services – 0.0%
Crown Castle International Corp.*	274	20,010
TOTAL COMMON STOCKS (Cost: $65,433,256)		81,545,986
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree Equity Income Fund(b) (Cost: $110,509)	2,443	126,914
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $104,162)(d)	104,162	104,162
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $65,647,927)(e)		81,777,062
Liabilities in Excess of Other Assets – (0.0)%		(16,701)

NET ASSETS – 100.0%		$81,760,361
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund’s securities on loan was $202,189 and the total market value of the collateral held by the Fund was $207,100. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $102,938.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 103.3%
COMMON STOCKS – 99.3%
Aerospace & Defense – 2.3%
Alliant Techsystems, Inc.	13,780	$1,344,377
Cubic Corp.	5,386	289,121
Curtiss-Wright Corp.	7,314	343,465
Esterline Technologies Corp.*	5,114	408,557
Exelis, Inc.	77,161	1,212,199
HEICO Corp.	5,514	373,518
Hexcel Corp.*	16,196	628,405
Huntington Ingalls Industries, Inc.	13,449	906,463
Moog, Inc. Class A*	10,139	594,855
Teledyne Technologies, Inc.*	6,074	515,865
Triumph Group, Inc.	13,635	957,450

Total Aerospace & Defense		7,574,275
Airlines – 1.4%
Alaska Air Group, Inc.	21,449	1,343,136
Allegiant Travel Co.	2,790	293,955
JetBlue Airways Corp.*(a)	70,543	469,816
US Airways Group, Inc.*(a)	131,106	2,485,770

Total Airlines		4,592,677
Auto Components – 2.9%
Allison Transmission Holdings, Inc.	78,693	1,971,260
Cooper Tire & Rubber Co.	40,637	1,251,620
Dana Holding Corp.	51,736	1,181,650
Dorman Products, Inc.	5,882	291,453
Gentex Corp.	26,287	672,684
Goodyear Tire & Rubber Co. (The)*	42,629	957,021
Lear Corp.	30,032	2,149,390
Tenneco, Inc.*	22,375	1,129,938

Total Auto Components		9,605,016
Automobiles – 0.2%
Thor Industries, Inc.	9,395	545,286
Beverages – 0.1%
Boston Beer Co., Inc. (The) Class A*	1,238	302,332
Biotechnology – 0.8%
Cubist Pharmaceuticals, Inc.*	9,555	607,220
Myriad Genetics, Inc.*(a)	12,651	297,299
Pharmacyclics, Inc.*	4,853	671,752
United Therapeutics Corp.*	13,171	1,038,533

Total Biotechnology		2,614,804
Building Products – 0.5%
A.O. Smith Corp.	10,804	488,341
Armstrong World Industries, Inc.*	8,046	442,208
Lennox International, Inc.	6,972	524,713
Owens Corning*	5,273	200,268
Simpson Manufacturing Co., Inc.	3,518	114,581

Total Building Products		1,770,111
Capital Markets – 3.6%
American Capital Ltd.*	377,984	5,197,280
Cohen & Steers, Inc.(a)	8,260	291,661
Investments	Shares	Value

E*TRADE Financial Corp.*	24,840	$409,860
Eaton Vance Corp.	19,031	738,974
Federated Investors, Inc. Class B(a)	25,365	688,913
GAMCO Investors, Inc. Class A	5,295	402,049
Greenhill & Co., Inc.	3,847	191,888
Janus Capital Group, Inc.	38,017	323,525
Legg Mason, Inc.	21,314	712,740
LPL Financial Holdings, Inc.	18,409	705,249
SEI Investments Co.	26,905	831,634
Stifel Financial Corp.*	12,188	502,389
Waddell & Reed Financial, Inc. Class A	16,384	843,448

Total Capital Markets		11,839,610
Chemicals – 2.9%
Axiall Corp.	4,777	180,523
Cabot Corp.	13,365	570,819
Chemtura Corp.*	14,572	335,010
Cytec Industries, Inc.	4,769	388,006
H.B. Fuller Co.	5,627	254,284
Huntsman Corp.	85,783	1,767,988
Intrepid Potash, Inc.(a)	14,110	221,245
Kronos Worldwide, Inc.	57,223	886,384
Minerals Technologies, Inc.	6,021	297,257
NewMarket Corp.	2,417	695,878
Olin Corp.	16,382	377,933
PolyOne Corp.	13,109	402,577
Rockwood Holdings, Inc.	25,098	1,679,056
RPM International, Inc.	19,803	716,869
Scotts Miracle-Gro Co. (The) Class A	5,543	305,031
Sensient Technologies Corp.	10,003	479,044
Valhi, Inc.	9,072	181,077

Total Chemicals		9,738,981
Commercial Banks – 6.9%
Associated Banc-Corp.	36,096	559,127
BancorpSouth, Inc.	14,996	299,020
Bank of Hawaii Corp.	10,336	562,795
BankUnited, Inc.	21,247	662,694
BOK Financial Corp.	17,408	1,102,797
CapitalSource, Inc.	175,032	2,079,380
Cathay General Bancorp	15,637	365,437
City National Corp.	10,897	726,394
Commerce Bancshares, Inc.	21,621	947,216
Cullen/Frost Bankers, Inc.	12,016	847,729
East West Bancorp, Inc.	35,253	1,126,333
First Citizens BancShares, Inc. Class A	2,214	455,198
First Niagara Financial Group, Inc.	51,648	535,590
First Republic Bank	31,146	1,452,338
FirstMerit Corp.	25,317	549,632
FNB Corp.	27,426	332,677
Fulton Financial Corp.	45,159	527,457
Hancock Holding Co.	10,647	334,103
Iberiabank Corp.	4,279	221,952
Investors Bancorp, Inc.	14,091	308,311
National Penn Bancshares, Inc.	28,881	290,254

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

Popular, Inc.*	22,473	$589,467
PrivateBancorp, Inc.	9,894	211,732
Prosperity Bancshares, Inc.	10,396	642,889
Signature Bank*	7,002	640,823
Sterling Financial Corp.	52,855	1,514,296
Susquehanna Bancshares, Inc.	25,518	320,251
SVB Financial Group*	8,079	697,783
Synovus Financial Corp.	90,874	299,884
Texas Capital Bancshares, Inc.*	7,135	327,996
Trustmark Corp.	14,118	361,421
UMB Financial Corp.	8,210	446,131
Umpqua Holdings Corp.	21,909	355,364
United Bankshares, Inc.(a)	9,362	271,311
Valley National Bancorp(a)	39,763	395,642
Webster Financial Corp.	20,667	527,628
Wintrust Financial Corp.	6,622	271,966
Zions Bancorp.	24,712	677,603

Total Commercial Banks		22,838,621
Commercial Services & Supplies – 2.3%
Avery Dennison Corp.	11,917	518,628
Brink’s Co. (The)	6,546	185,252
Clean Harbors, Inc.*	5,857	343,572
Copart, Inc.*	17,359	551,843
Covanta Holding Corp.	7,431	158,875
Deluxe Corp.	14,591	607,861
Healthcare Services Group, Inc.	5,126	132,046
HNI Corp.	4,693	169,793
KAR Auction Services, Inc.	12,893	363,711
Mine Safety Appliances Co.	4,214	217,485
Pitney Bowes, Inc.(a)	104,758	1,905,548
Rollins, Inc.	13,587	360,191
Steelcase, Inc. Class A	15,150	251,793
Tetra Tech, Inc.*	11,397	295,068
UniFirst Corp.	3,441	359,309
United Stationers, Inc.	9,596	417,426
Waste Connections, Inc.	13,928	632,470

Total Commercial Services & Supplies		7,470,871
Communications Equipment – 1.0%
ADTRAN, Inc.	9,401	250,443
ARRIS Group, Inc.*	3,239	55,257
Brocade Communications Systems, Inc.*	77,694	625,437
EchoStar Corp. Class A*	14,425	633,834
Finisar Corp.*	3,966	89,751
InterDigital, Inc.	19,071	711,920
Loral Space & Communications, Inc.	761	51,542
NETGEAR, Inc.*	6,710	207,071
Plantronics, Inc.	8,242	379,544
Polycom, Inc.*	13,277	144,985
Riverbed Technology, Inc.*	10,724	156,463

Total Communications Equipment		3,306,247
Computers & Peripherals – 0.9%
3D Systems Corp.*(a)	3,219	173,794
Diebold, Inc.	15,813	464,270
Investments	Shares	Value

Lexmark International, Inc. Class A	19,233	$634,689
NCR Corp.*	39,328	1,557,782

Total Computers & Peripherals		2,830,535
Construction & Engineering – 1.2%
AECOM Technology Corp.*	30,334	948,544
EMCOR Group, Inc.	10,734	420,021
KBR, Inc.	35,406	1,155,652
MasTec, Inc.*	11,481	347,874
URS Corp.	20,902	1,123,483

Total Construction & Engineering		3,995,574
Construction Materials – 0.1%
Eagle Materials, Inc.	2,616	189,791
Martin Marietta Materials, Inc.	2,123	208,415

Total Construction Materials		398,206
Consumer Finance – 0.8%
Credit Acceptance Corp.*	6,905	765,143
First Cash Financial Services, Inc.*	6,104	353,727
Nelnet, Inc. Class A	21,877	841,170
Portfolio Recovery Associates, Inc.*	12,154	728,511

Total Consumer Finance		2,688,551
Containers & Packaging – 1.9%
Aptargroup, Inc.	10,168	611,402
Bemis Co., Inc.	13,782	537,636
Graphic Packaging Holding Co.*	162,931	1,394,689
Greif, Inc. Class A	7,650	375,079
Owens-Illinois, Inc.*	23,430	703,369
Packaging Corp. of America	10,848	619,312
Rock-Tenn Co. Class A	8,950	906,367
Silgan Holdings, Inc.	10,908	512,676
Sonoco Products Co.	16,540	644,068

Total Containers & Packaging		6,304,598
Distributors – 0.1%
Pool Corp.	6,307	354,012
Diversified Consumer Services – 1.3%
Apollo Group, Inc. Class A*	56,710	1,180,135
DeVry, Inc.	21,334	651,967
Hillenbrand, Inc.	13,279	363,446
Outerwall, Inc.*(a)	8,699	434,863
Service Corp. International	30,219	562,678
Sotheby’s	9,145	449,294
Weight Watchers International, Inc.	14,338	535,811

Total Diversified Consumer Services		4,178,194
Diversified Financial Services – 0.9%
CBOE Holdings, Inc.	16,734	756,879
MSCI, Inc.*	18,626	749,882
NASDAQ OMX Group, Inc. (The)	44,310	1,421,908

Total Diversified Financial Services		2,928,669
Diversified Telecommunication Services – 0.1%
tw telecom, Inc.*	8,218	245,431

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

Electric Utilities – 2.1%
ALLETE, Inc.	6,382	$308,251
Cleco Corp.	12,262	549,828
El Paso Electric Co.	8,418	281,161
Great Plains Energy, Inc.	26,558	589,588
Hawaiian Electric Industries, Inc.	14,460	362,946
IDACORP, Inc.	10,407	503,699
ITC Holdings Corp.	6,599	619,382
NV Energy, Inc.	44,053	1,040,091
Pepco Holdings, Inc.	41,073	758,207
PNM Resources, Inc.	15,159	343,048
Portland General Electric Co.	13,317	375,939
UIL Holdings Corp.	7,048	262,045
UNS Energy Corp.	6,246	291,188
Westar Energy, Inc.	24,241	742,987

Total Electric Utilities		7,028,360
Electrical Equipment – 1.7%
Acuity Brands, Inc.	5,145	473,443
Babcock & Wilcox Co. (The)	23,425	789,891
Belden, Inc.	8,393	537,572
Brady Corp. Class A	8,314	253,577
EnerSys	13,174	798,739
Franklin Electric Co., Inc.	6,722	264,847
Generac Holdings, Inc.	28,452	1,213,193
General Cable Corp.	7,859	249,523
GrafTech International Ltd.*(a)	47,984	405,465
Polypore International, Inc.*(a)	5,032	206,161
Regal-Beloit Corp.	7,957	540,519

Total Electrical Equipment		5,732,930
Electronic Equipment, Instruments & Components – 4.2%
Anixter International, Inc.*	8,166	715,832
Arrow Electronics, Inc.*	37,278	1,809,101
Avnet, Inc.	44,997	1,876,825
Cognex Corp.	11,576	363,023
Dolby Laboratories, Inc. Class A(a)	26,945	929,872
FEI Co.	6,359	558,320
FLIR Systems, Inc.	30,019	942,597
Ingram Micro, Inc. Class A*	52,570	1,211,739
IPG Photonics Corp.(a)	6,207	349,516
Itron, Inc.*	5,216	223,401
Jabil Circuit, Inc.	62,286	1,350,360
Littelfuse, Inc.	3,683	288,084
Molex, Inc.	27,408	1,055,756
National Instruments Corp.	10,434	322,724
SYNNEX Corp.*	13,293	816,855
Tech Data Corp.*	13,494	673,486
Vishay Intertechnology, Inc.*	35,229	454,102

Total Electronic Equipment, Instruments & Components		13,941,593
Energy Equipment & Services — 3.0%
Atwood Oceanics, Inc.*	15,461	850,974
Bristow Group, Inc.	4,896	356,233
CARBO Ceramics, Inc.(a)	4,176	413,883
Dresser-Rand Group, Inc.*	8,833	551,179
Investments	Shares	Value

Dril-Quip, Inc.*	4,443	$509,834
Era Group, Inc.*	944	25,658
Forum Energy Technologies, Inc.*	15,075	407,176
Helix Energy Solutions Group, Inc.*	21,703	550,605
Hornbeck Offshore Services, Inc.*	3,375	193,860
Oil States International, Inc.*	17,870	1,848,830
Patterson-UTI Energy, Inc.	46,951	1,003,812
RPC, Inc.(a)	69,530	1,075,629
SEACOR Holdings, Inc.	1,142	103,283
Superior Energy Services, Inc.*	43,397	1,086,661
Tidewater, Inc.	8,253	489,320
Unit Corp.*	8,202	381,311

Total Energy Equipment & Services		9,848,248
Food & Staples Retailing – 1.2%
Casey’s General Stores, Inc.	6,460	474,810
Fresh Market, Inc. (The)*	3,271	154,751
Harris Teeter Supermarkets, Inc.	7,536	370,696
PriceSmart, Inc.	2,636	251,053
Safeway, Inc.	73,955	2,365,820
United Natural Foods, Inc.*	4,701	316,001

Total Food & Staples Retailing		3,933,131
Food Products – 1.3%
B&G Foods, Inc.	6,227	215,143
Darling International, Inc.*	22,903	484,628
Dean Foods Co.*	13,432	259,238
Flowers Foods, Inc.	20,241	433,967
Hain Celestial Group, Inc. (The)*	4,445	342,798
Hillshire Brands Co.	3,850	118,349
Lancaster Colony Corp.	4,283	335,316
Pilgrim’s Pride Corp.*	26,284	441,308
Seaboard Corp.	336	923,328
Snyders-Lance, Inc.	7,384	213,028
Tootsie Roll Industries, Inc.	5,408	166,675
TreeHouse Foods, Inc.*	5,066	338,561
WhiteWave Foods Co. Class A*(a)	6,867	137,134

Total Food Products		4,409,473
Gas Utilities – 1.5%
AGL Resources, Inc.	13,695	630,381
Atmos Energy Corp.	15,561	662,743
National Fuel Gas Co.	11,346	780,151
New Jersey Resources Corp.	6,638	292,404
Piedmont Natural Gas Co., Inc.	9,510	312,689
Questar Corp.	30,390	683,471
South Jersey Industries, Inc.	5,363	314,164
Southwest Gas Corp.	8,203	410,150
UGI Corp.	16,017	626,745
WGL Holdings, Inc.	8,059	344,200

Total Gas Utilities		5,057,098
Health Care Equipment & Supplies – 1.3%
Align Technology, Inc.*	9,892	476,003
Cooper Cos., Inc. (The)	7,316	948,812
Cyberonics, Inc.*	2,099	106,503

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

Haemonetics Corp.*	3,789	$151,105
Hill-Rom Holdings, Inc.	12,699	455,005
Sirona Dental Systems, Inc.*	5,200	348,036
STERIS Corp.	12,221	525,014
Teleflex, Inc.	5,735	471,876
Thoratec Corp.*	6,370	237,537
Volcano Corp.*	4,104	98,168
West Pharmaceutical Services, Inc.	7,950	327,143

Total Health Care Equipment & Supplies		4,145,202
Health Care Providers & Services – 3.4%
Air Methods Corp.	5,886	250,744
Centene Corp.*	2,170	138,793
Chemed Corp.(a)	3,714	265,551
Community Health Systems, Inc.	17,702	734,633
Health Management Associates, Inc. Class A*	48,617	622,298
Health Net, Inc.*	6,306	199,900
HealthSouth Corp.	21,772	750,698
LifePoint Hospitals, Inc.*	10,009	466,720
Magellan Health Services, Inc.*	7,938	475,962
Mednax, Inc.*	8,405	843,862
Molina Healthcare, Inc.*	948	33,749
MWI Veterinary Supply, Inc.*	1,358	202,831
Omnicare, Inc.	18,027	1,000,498
Owens & Minor, Inc.	11,577	400,448
Patterson Cos., Inc.	17,896	719,419
Select Medical Holdings Corp.	43,282	349,286
Team Health Holdings, Inc.*	6,153	233,445
Tenet Healthcare Corp.*	7,872	324,248
Universal Health Services, Inc. Class B	22,574	1,692,824
VCA Antech, Inc.*	16,569	454,985
WellCare Health Plans, Inc.*	14,450	1,007,743

Total Health Care Providers & Services		11,168,637
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.*	16,210	241,043
athenahealth, Inc.*(a)	677	73,495
HMS Holdings Corp.*	4,543	97,720

Total Health Care Technology		412,258
Hotels, Restaurants & Leisure – 1.8%
Bally Technologies, Inc.*(a)	7,132	513,932
Brinker International, Inc.	14,270	578,363
Buffalo Wild Wings, Inc.*	2,033	226,110
Cheesecake Factory, Inc. (The)	9,146	401,967
Choice Hotels International, Inc.	10,371	447,924
Cracker Barrel Old Country Store, Inc.	4,556	470,362
Domino’s Pizza, Inc.	7,073	480,610
Dunkin’ Brands Group, Inc.	8,958	405,439
International Game Technology	44,842	848,859
International Speedway Corp. Class A	5,975	192,993
Life Time Fitness, Inc.*	6,556	337,437
Marriott Vacations Worldwide Corp.*	2,081	91,564
Papa John’s International, Inc.	3,302	230,744
Penn National Gaming, Inc.*	11,092	614,053
Six Flags Entertainment Corp.	6,042	204,159
Investments	Shares	Value

Vail Resorts, Inc.	935	$64,870

Total Hotels, Restaurants & Leisure		6,109,386
Household Durables – 1.5%
Harman International Industries, Inc.	22,000	1,457,060
Jarden Corp.*	20,802	1,006,817
Leggett & Platt, Inc.	18,579	560,157
M.D.C. Holdings, Inc.	523	15,695
NVR, Inc.*	480	441,211
Ryland Group, Inc. (The)	996	40,378
Standard Pacific Corp.*(a)	13,094	103,573
Tempur-Pedic International, Inc.*	12,693	557,984
Tupperware Brands Corp.	10,926	943,679

Total Household Durables		5,126,554
Household Products – 0.1%
Spectrum Brands Holdings, Inc.	3,115	205,092
Industrial Conglomerates – 0.3%
Carlisle Cos., Inc.	12,611	886,427
Insurance – 5.8%
American Financial Group, Inc.	23,473	1,268,950
American National Insurance Co.	6,066	594,711
AmTrust Financial Services, Inc.	17,862	697,690
Arthur J. Gallagher & Co.	15,960	696,654
Assurant, Inc.	47,322	2,560,120
Brown & Brown, Inc.	18,806	603,672
CNO Financial Group, Inc.	42,869	617,313
First American Financial Corp.	29,828	726,312
Genworth Financial, Inc. Class A*	132,296	1,692,066
Hanover Insurance Group, Inc. (The)	11,142	616,375
HCC Insurance Holdings, Inc.	27,251	1,194,139
Kemper Corp.	6,716	225,658
Markel Corp.*	1,420	735,233
Mercury General Corp.	8,081	390,393
Primerica, Inc.	16,199	653,468
ProAssurance Corp.	19,494	878,400
Protective Life Corp.	32,957	1,402,320
Reinsurance Group of America, Inc.	25,907	1,735,510
RLI Corp.	4,447	388,757
StanCorp Financial Group, Inc.	14,004	770,500
Symetra Financial Corp.	45,213	805,696

Total Insurance		19,253,937
Internet & Catalog Retail – 0.3%
HomeAway, Inc.*	1,319	36,932
HSN, Inc.	6,639	355,983
Netflix, Inc.*	1,594	492,881

Total Internet & Catalog Retail		885,796
Internet Software & Services – 1.5%
AOL, Inc.*	95,112	3,288,973
CoStar Group, Inc.*	276	46,340
IAC/InterActiveCorp	10,098	552,058
j2 Global, Inc.	11,186	553,931
Liquidity Services, Inc.*(a)	3,349	112,392

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

ValueClick, Inc.*	12,913	$269,236

Total Internet Software & Services		4,822,930
IT Services – 3.2%
Acxiom Corp.*	10,004	284,014
Booz Allen Hamilton Holding Corp.	43,153	833,716
Broadridge Financial Solutions, Inc.	16,244	515,747
Convergys Corp.	15,793	296,119
CoreLogic, Inc.*	12,260	331,633
DST Systems, Inc.	10,318	778,080
FleetCor Technologies, Inc.*	9,698	1,068,332
Gartner, Inc.*	9,420	565,200
Global Payments, Inc.	11,080	565,966
Jack Henry & Associates, Inc.	11,578	597,541
Lender Processing Services, Inc.	25,393	844,825
MAXIMUS, Inc.	7,064	318,163
NeuStar, Inc. Class A*	9,237	457,047
Sapient Corp.*	20,479	318,858
Syntel, Inc.	9,503	761,190
Total System Services, Inc.	31,956	940,145
Vantiv, Inc. Class A*	6,543	182,811
VeriFone Systems, Inc.*	23,244	531,358
WEX, Inc.*	3,878	340,294

Total IT Services		10,531,039
Leisure Equipment & Products – 0.1%
Brunswick Corp.	10,143	404,807
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A*	4,683	550,533
Bruker Corp.*	19,408	400,775
Charles River Laboratories International, Inc.*	7,491	346,534
Covance, Inc.*	5,475	473,369
PAREXEL International Corp.*	6,441	323,531
PerkinElmer, Inc.	2,702	102,001
Techne Corp.	4,719	377,803

Total Life Sciences Tools & Services		2,574,546
Machinery – 5.8%
Actuant Corp. Class A	15,279	593,436
AGCO Corp.	41,217	2,490,331
Chart Industries, Inc.*	2,504	308,092
CLARCOR, Inc.	7,870	437,021
Crane Co.	949	58,525
Graco, Inc.	7,255	537,305
IDEX Corp.	12,722	830,110
Kennametal, Inc.	20,150	918,840
Lincoln Electric Holdings, Inc.	15,125	1,007,627
Manitowoc Co., Inc. (The)	15,629	306,016
Middleby Corp.*	2,588	540,659
Mueller Industries, Inc.	4,204	234,037
Navistar International Corp.*(a)	4,439	161,935
Nordson Corp.	10,241	754,045
Oshkosh Corp.*	22,371	1,095,732
Rexnord Corp.*	4,358	90,646
Snap-On, Inc.	11,224	1,116,788
Investments	Shares	Value

SPX Corp.	6,638	$561,840
Terex Corp.*	14,551	488,914
Timken Co. (The)	31,300	1,890,520
Toro Co. (The)	9,094	494,259
Trinity Industries, Inc.	14,956	678,255
Valmont Industries, Inc.	6,181	858,603
WABCO Holdings, Inc.*	14,402	1,213,512
Wabtec Corp.	15,072	947,577
Watts Water Technologies, Inc. Class A	3,927	221,365
Woodward, Inc.	10,323	421,488

Total Machinery		19,257,478
Marine – 0.3%
Kirby Corp.*	9,827	850,527
Media – 1.8%
AMC Networks, Inc. Class A*	8,967	614,060
Cinemark Holdings, Inc.	17,768	563,956
DreamWorks Animation SKG, Inc. Class A*(a)	12,521	356,348
Gannett Co., Inc.	58,067	1,555,615
John Wiley & Sons, Inc. Class A	15,699	748,685
Lamar Advertising Co. Class A*	246	11,569
Madison Square Garden Co. (The) Class A*	6,878	399,406
Meredith Corp.	8,627	410,818
Morningstar, Inc.	4,667	369,907
Regal Entertainment Group Class A(a)	24,693	468,673
Washington Post Co. (The) Class B	989	604,625

Total Media		6,103,662
Metals & Mining – 1.9%
Allegheny Technologies, Inc.	13,130	400,727
Allied Nevada Gold Corp.*(a)	6,820	28,507
Carpenter Technology Corp.	8,744	508,114
Cliffs Natural Resources, Inc.(a)	73,058	1,497,689
Coeur d’Alene Mines Corp.*	3,115	37,536
Commercial Metals Co.	41,305	700,120
Compass Minerals International, Inc.	3,866	294,860
Hecla Mining Co.(a)	17,127	53,779
Reliance Steel & Aluminum Co.	18,563	1,360,111
Steel Dynamics, Inc.	28,720	479,911
Stillwater Mining Co.*	14,387	158,401
United States Steel Corp.(a)	5,935	122,202
Walter Energy, Inc.(a)	14,128	198,216
Worthington Industries, Inc.	14,002	482,089

Total Metals & Mining		6,322,262
Multiline Retail – 0.7%
Big Lots, Inc.*	18,762	695,883
Dillard’s, Inc. Class A	15,895	1,244,578
Saks, Inc.*	20,668	329,448

Total Multiline Retail		2,269,909
Multi-Utilities – 0.9%
Avista Corp.	10,735	283,404
Black Hills Corp.	2,274	113,382
Integrys Energy Group, Inc.	11,733	655,757
MDU Resources Group, Inc.	15,934	445,674

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

NorthWestern Corp.	5,222	$234,572
TECO Energy, Inc.	43,306	716,281
Vectren Corp.	14,959	498,883

Total Multi-Utilities		2,947,953
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	8,975	408,632
Oil, Gas & Consumable Fuels – 2.6%
CVR Energy, Inc.	24,418	940,581
Delek US Holdings, Inc.	21,827	460,331
Energen Corp.	12,836	980,542
Gulfport Energy Corp.*	6,389	411,068
Laredo Petroleum Holdings, Inc.*	19,189	569,530
Newfield Exploration Co.*	30,560	836,427
Oasis Petroleum, Inc.*	9,213	452,635
Rosetta Resources, Inc.*	10,639	579,400
SandRidge Energy, Inc.*(a)	331,926	1,945,086
SemGroup Corp. Class A	1,337	76,236
Targa Resources Corp.	2,162	157,740
W&T Offshore, Inc.	17,426	308,789
Western Refining, Inc.(a)	12,696	381,388
World Fuel Services Corp.	14,075	525,138

Total Oil, Gas & Consumable Fuels		8,624,891
Personal Products – 0.5%
Elizabeth Arden, Inc.*	2,870	105,961
Nu Skin Enterprises, Inc. Class A	14,695	1,406,899

Total Personal Products		1,512,860
Pharmaceuticals – 0.9%
Akorn, Inc.*	6,553	128,963
Endo Health Soultions, Inc.*	21,653	983,912
Impax Laboratories, Inc.*	10,076	206,659
Questcor Pharmaceuticals, Inc.	16,403	951,374
Salix Pharmaceuticals Ltd.*	6,704	448,364
Viropharma, Inc.*	8,043	316,090

Total Pharmaceuticals		3,035,362
Professional Services – 1.4%
Advisory Board Co. (The)*	1,572	93,503
Corporate Executive Board Co. (The)	2,955	214,592
Dun & Bradstreet Corp. (The)	9,224	957,912
FTI Consulting, Inc.*	7,853	296,843
Manpowergroup, Inc.	14,521	1,056,258
Robert Half International, Inc.	17,969	701,330
Towers Watson & Co. Class A	11,953	1,278,493

Total Professional Services		4,598,931
Real Estate Investment Trusts (REITs) – 2.3%
Alexander’s, Inc.	402	115,020
Alexandria Real Estate Equities, Inc.	3,338	213,131
American Campus Communities, Inc.	2,918	99,650
BioMed Realty Trust, Inc.	1,279	23,777
BRE Properties, Inc.	4,176	211,974
CBL & Associates Properties, Inc.	14,855	283,731
Colonial Properties Trust	1,015	22,827
Investments	Shares	Value

CommonWealth REIT	1,984	$43,469
Corrections Corp. of America	13,594	469,673
Douglas Emmett, Inc.	2,428	56,985
DuPont Fabros Technology, Inc.	3,225	83,108
EastGroup Properties, Inc.	1,263	74,782
EPR Properties	6,869	334,795
Equity Lifestyle Properties, Inc.	2,490	85,083
Equity One, Inc.	1,620	35,413
Extra Space Storage, Inc.	7,974	364,811
Geo Group, Inc. (The)	7,455	247,879
Government Properties Income Trust	5,944	142,240
Healthcare Realty Trust, Inc.	678	15,669
Highwoods Properties, Inc.	3,595	126,939
Home Properties, Inc.	2,703	156,098
Hospitality Properties Trust	14,279	404,096
LaSalle Hotel Properties	3,972	113,281
Lexington Realty Trust	47,119	529,146
Liberty Property Trust	10,116	360,130
Mack-Cali Realty Corp.	7,361	161,500
Medical Properties Trust, Inc.	14,567	177,280
Mid-America Apartment Communities, Inc.	2,341	146,313
National Health Investors, Inc.	3,418	194,450
National Retail Properties, Inc.	9,732	309,672
Omega Healthcare Investors, Inc.	13,233	395,270
Piedmont Office Realty Trust, Inc. Class A	11,993	208,199
Post Properties, Inc.	3,674	165,404
Potlatch Corp.	1,262	50,076
PS Business Parks, Inc.	928	69,247
Regency Centers Corp.	907	43,853
RLJ Lodging Trust	3,796	89,168
Senior Housing Properties Trust	16,269	379,719
Sovran Self Storage, Inc.	1,937	146,592
Tanger Factory Outlet Centers, Inc.	3,966	129,490
Washington Real Estate Investment Trust	648	16,375
Weingarten Realty Investors	1,763	51,709
WP Carey, Inc.(a)	4,766	308,360

Total Real Estate Investment Trusts (REITs)		7,656,384
Real Estate Management & Development – 0.3%
Howard Hughes Corp. (The)*	4,521	508,025
Jones Lang LaSalle, Inc.	6,189	540,299

Total Real Estate Management & Development		1,048,324
Road & Rail – 1.1%
AMERCO	4,719	868,909
Avis Budget Group, Inc.*	13,964	402,582
Con-way, Inc.	8,804	379,364
Genesee & Wyoming, Inc. Class A*	2,439	226,754
Landstar System, Inc.	7,313	409,382
Old Dominion Freight Line, Inc.*	14,344	659,681
Ryder System, Inc.	5,545	331,036
Werner Enterprises, Inc.	12,733	297,061

Total Road & Rail		3,574,769

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

Semiconductors & Semiconductor Equipment – 1.2%
Atmel Corp.*	35,497	$264,098
Cirrus Logic, Inc.*(a)	10,985	249,140
Cree, Inc.*	4,133	248,765
Cypress Semiconductor Corp. *	8,924	83,350
Fairchild Semiconductor International, Inc.*	11,012	152,957
Hittite Microwave Corp.*	3,380	220,883
LSI Corp.	64,517	504,523
MKS Instruments, Inc.	8,114	215,751
ON Semiconductor Corp.*	15,702	114,625
Semtech Corp.*	5,389	161,616
Silicon Laboratories, Inc.*	3,381	144,402
Skyworks Solutions, Inc.*	28,339	703,941
Teradyne, Inc.*	64,198	1,060,551

Total Semiconductors & Semiconductor Equipment		4,124,602
Software – 1.5%
ACI Worldwide, Inc.*	1,751	94,659
Aspen Technology, Inc.*	184	6,357
Cadence Design Systems, Inc.*	29,872	403,272
CommVault Systems, Inc.*	1,603	140,792
Compuware Corp.	19,015	212,968
Factset Research Systems, Inc.	5,953	649,472
Fair Isaac Corp.	6,394	353,460
Fortinet, Inc.*	8,085	163,802
Guidewire Software, Inc.*	1,354	63,787
Informatica Corp.*	8,220	320,333
Mentor Graphics Corp.	21,821	509,957
MICROS Systems, Inc.*	11,657	582,151
Progress Software Corp.*	3,897	100,854
QLIK Technologies, Inc.*	857	29,344
RealPage, Inc.*	349	8,083
SolarWinds, Inc.*	4,011	140,626
Solera Holdings, Inc.	5,879	310,823
Sourcefire, Inc.*	396	30,064
SS&C Technologies Holdings, Inc.*	5,448	207,569
TIBCO Software, Inc.*	17,585	450,000
Tyler Technologies, Inc.*	1,835	160,507
Ultimate Software Group, Inc.*	278	40,977

Total Software		4,979,857
Specialty Retail – 4.5%
Aaron’s, Inc.	14,794	409,794
Abercrombie & Fitch Co. Class A	6,283	222,230
American Eagle Outfitters, Inc.	26,017	363,978
ANN, Inc.*	7,750	280,705
Ascena Retail Group, Inc.*	25,685	511,902
AutoNation, Inc.*	22,586	1,178,312
Buckle, Inc. (The)	10,181	550,283
Cabela’s, Inc.*	12,414	782,454
Chico’s FAS, Inc.	23,601	393,193
DSW, Inc. Class A	6,510	555,433
Express, Inc.*	29,484	695,528
GameStop Corp. Class A	33,582	1,667,346
Investments	Shares	Value

Genesco, Inc.*	5,369	$352,099
GNC Holdings, Inc. Class A	19,411	1,060,423
Group 1 Automotive, Inc.	4,479	347,929
Guess?, Inc.	26,329	785,921
Hibbett Sports, Inc.*	3,440	193,156
Lumber Liquidators Holdings, Inc.*	2,419	257,986
Men’s Wearhouse, Inc. (The)	11,423	388,953
Penske Automotive Group, Inc.	18,128	774,609
Pier 1 Imports, Inc.	25,243	492,743
Rent-A-Center, Inc.	15,135	576,643
Sally Beauty Holdings, Inc.*	26,121	683,325
Select Comfort Corp.*	9,285	226,090
Vitamin Shoppe, Inc.*	2,794	122,238
Williams-Sonoma, Inc.	15,470	869,414

Total Specialty Retail		14,742,687
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	7,936	602,263
Columbia Sportswear Co.	5,313	320,002
Deckers Outdoor Corp.*	12,538	826,505
Hanesbrands, Inc.	15,695	977,955
Iconix Brand Group, Inc.*	14,409	478,667
Steven Madden Ltd.*	7,498	403,617
Tumi Holdings, Inc.*	4,035	81,305
Wolverine World Wide, Inc.	7,463	434,571

Total Textiles, Apparel & Luxury Goods		4,124,885
Thrifts & Mortgage Finance – 0.8%
Capitol Federal Financial, Inc.	19,166	238,233
EverBank Financial Corp.	8,748	131,045
Nationstar Mortgage Holdings, Inc.*(a)	14,805	832,485
People’s United Financial, Inc.	50,983	733,136
TFS Financial Corp.*	3,682	44,074
Washington Federal, Inc.	25,328	523,783

Total Thrifts & Mortgage Finance		2,502,756
Tobacco – 0.0%
Vector Group Ltd.	3,612	58,153
Trading Companies & Distributors – 1.2%
Air Lease Corp.	12,636	349,512
Applied Industrial Technologies, Inc.	7,969	410,403
Beacon Roofing Supply, Inc.*	6,784	250,126
GATX Corp.	8,398	399,073
MRC Global, Inc.*	13,649	365,793
MSC Industrial Direct Co., Inc. Class A	10,090	820,822
United Rentals, Inc.*	3,628	211,476
Watsco, Inc.	3,684	347,291
WESCO International, Inc.*	9,908	758,259

Total Trading Companies & Distributors		3,912,755
Transportation Infrastructure – 0.0%
Macquarie Infrastructure Co. LLC	2,038	109,115
Water Utilities – 0.1%
Aqua America, Inc.	20,582	508,993

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

September 30, 2013

Investments	Shares	Value

Wireless Telecommunication Services – 0.8%
Telephone & Data Systems, Inc.	16,044	$474,100
T-Mobile US, Inc.*	58,414	1,517,012
United States Cellular Corp.	12,616	574,406

Total Wireless Telecommunication Services		2,565,518
TOTAL COMMON STOCKS (Cost: $262,849,097)		328,441,310
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree MidCap Dividend Fund(b)
(Cost: $570,854)	9,903	688,457
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $12,398,277)(d)	12,398,277	12,398,277
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $275,818,228)(e)		341,528,044
Liabilities in Excess of Other Assets – (3.3)%		(10,831,184)

NET ASSETS – 100.0%		$330,696,860
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund’s securities on loan was $12,449,773 and the total market value of the collateral held by the Fund was $12,841,844. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $443,567.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 109.1%
COMMON STOCKS – 100.1%
Aerospace & Defense – 0.9%
AAR Corp.	23,529	$643,048
Aerovironment, Inc.*	9,092	210,025
American Science & Engineering, Inc.	1,994	120,258
Astronics Corp.*	7,164	356,122
GenCorp, Inc.*(a)	7,477	119,856
KEYW Holding Corp. (The)*(a)	1,037	13,948
LMI Aerospace, Inc.*	5,971	79,773
National Presto Industries, Inc.(a)	3,996	281,358
Orbital Sciences Corp.*	29,903	633,346
Taser International, Inc.*	3,972	59,222

Total Aerospace & Defense		2,516,956
Air Freight & Logistics – 1.0%
Air Transport Services Group, Inc.*	41,043	307,412
Atlas Air Worldwide Holdings, Inc.*	17,057	786,498
Echo Global Logistics, Inc.*	5,247	109,872
Forward Air Corp.	10,710	432,148
HUB Group, Inc. Class A*	14,403	565,030
Pacer International, Inc.*	5,336	33,030
Park-Ohio Holdings Corp.*	17,287	664,167

Total Air Freight & Logistics		2,898,157
Airlines – 0.8%
Hawaiian Holdings, Inc.*(a)	71,675	533,262
SkyWest, Inc.	10,858	157,658
Spirit Airlines, Inc.*	46,268	1,585,604

Total Airlines		2,276,524
Auto Components – 1.0%
American Axle & Manufacturing Holdings, Inc.*	43,409	856,025
Drew Industries, Inc.	7,765	353,618
Fuel Systems Solutions, Inc.*	3,149	61,909
Gentherm, Inc.*	8,351	159,337
Modine Manufacturing Co.*	10,044	146,944
Spartan Motors, Inc.	1,344	8,158
Standard Motor Products, Inc.	20,048	644,744
Superior Industries International, Inc.	24,608	438,761

Total Auto Components		2,669,496
Automobiles – 0.2%
Winnebago Industries, Inc.*	17,659	458,428
Beverages – 0.2%
Coca-Cola Bottling Co. Consolidated	2,537	158,867
National Beverage Corp.	21,686	387,312

Total Beverages		546,179
Biotechnology – 1.2%
Acorda Therapeutics, Inc.*	9,565	327,888
Astex Pharmaceuticals*	4,334	36,752
Curis, Inc.*(a)	3,499	15,606
Emergent Biosolutions, Inc.*	15,330	292,036
Exelixis, Inc.*(a)	87,304	508,109
Genomic Health, Inc.*(a)	2,077	63,515
Investments	Shares	Value

Immunomedics, Inc.*(a)	1,767	$10,938
PDL BioPharma, Inc.(a)	189,755	1,512,347
Repligen Corp.*	651	7,220
Spectrum Pharmaceuticals, Inc.(a)	58,940	494,507

Total Biotechnology		3,268,918
Building Products – 0.4%
AAON, Inc.	11,048	293,435
Apogee Enterprises, Inc.	4,306	127,802
Gibraltar Industries, Inc.*	3,980	56,755
Griffon Corp.	9,323	116,910
Insteel Industries, Inc.	1,058	17,034
Nortek, Inc.*	1,382	94,957
Patrick Industries, Inc.*	11,871	356,724
Universal Forest Products, Inc.	3,690	155,349

Total Building Products		1,218,966
Capital Markets – 2.7%
Arlington Asset Investment Corp. Class A	12,588	299,343
BGC Partners, Inc. Class A	65,043	367,493
Calamos Asset Management, Inc. Class A	20,806	207,852
Diamond Hill Investment Group, Inc.	3,393	362,881
Evercore Partners, Inc. Class A	5,918	291,343
Fidus Investment Corp.	14,860	288,284
Financial Engines, Inc.	8,120	482,653
FXCM, Inc. Class A	16,256	321,056
Gladstone Investment Corp.	20,294	143,073
Hercules Technology Growth Capital, Inc.	33,962	517,920
HFF, Inc. Class A	24,512	614,026
Horizon Technology Finance Corp.	14,168	188,718
ICG Group, Inc.*	25,695	364,612
INTL FCStone, Inc.*	14,208	290,554
Investment Technology Group, Inc.*	18,377	288,886
Medley Capital Corp.	17,981	247,958
Oppenheimer Holdings, Inc. Class A	9,269	164,710
Piper Jaffray Cos.*	10,020	343,586
Virtus Investment Partners, Inc.*	8,338	1,356,092
Westwood Holdings Group, Inc.	5,422	260,527

Total Capital Markets		7,401,567
Chemicals – 2.7%
A. Schulman, Inc.	12,425	366,040
Advanced Emissions Solutions, Inc.*	5,760	246,067
American Vanguard Corp.	7,556	203,407
Arabian American Development Co.*	12,997	118,273
Balchem Corp.	7,925	410,119
Calgon Carbon Corp.*	8,490	161,225
Flotek Industries, Inc.*	20,798	478,354
FutureFuel Corp.	22,387	402,071
Hawkins, Inc.	4,005	151,149
Innophos Holdings, Inc.	11,470	605,387
Innospec, Inc.	16,568	773,063
KMG Chemicals, Inc.	5,005	110,060
Koppers Holdings, Inc.	8,082	344,697
Landec Corp.*	6,643	81,045
LSB Industries, Inc.*	15,429	517,334

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

OM Group, Inc.*	14,377	$485,655
Omnova Solutions, Inc.*	28,079	240,075
Quaker Chemical Corp.	5,453	398,342
Stepan Co.	9,564	552,130
Tredegar Corp.	7,812	203,112
Zep, Inc.	11,243	182,811
Zoltek Cos., Inc.*(a)	21,228	354,295

Total Chemicals		7,384,711
Commercial Banks – 11.9%
1st Source Corp.	14,437	388,644
1st United Bancorp, Inc.	4,025	29,503
Access National Corp.	8,156	116,305
Arrow Financial Corp.(a)	6,082	155,152
BancFirst Corp.	8,192	442,941
Bancorp, Inc. (The)*	9,335	165,416
Bank of Marin Bancorp	3,311	137,572
Bank of the Ozarks, Inc.	14,669	703,965
Banner Corp.	10,906	416,173
BBCN Bancorp, Inc.	35,829	493,007
Boston Private Financial Holdings, Inc.	30,726	341,059
Bridge Bancorp, Inc.	3,880	83,420
Bryn Mawr Bank Corp.	6,463	174,307
Camden National Corp.	5,167	211,330
Cardinal Financial Corp.	17,109	282,812
Central Pacific Financial Corp.	21,864	386,993
Chemical Financial Corp.	13,387	373,765
Citizens & Northern Corp.	8,691	173,298
City Holding Co.	7,099	306,961
CoBiz Financial, Inc.	33,691	325,455
Columbia Banking System, Inc.	24,241	598,753
Community Bank System, Inc.	18,689	637,669
Community Trust Bancorp, Inc.	9,298	377,406
CVB Financial Corp.	51,460	695,739
Eagle Bancorp, Inc.*	11,463	324,288
Enterprise Financial Services Corp.	14,114	236,833
Financial Institutions, Inc.	7,739	158,340
First Bancorp	209	3,020
First Bancorp, Inc.	4,768	80,007
First BanCorp.*	439,610	2,496,985
First Busey Corp.	27,781	144,739
First Commonwealth Financial Corp.	28,842	218,911
First Community Bancshares, Inc.	10,280	168,078
First Financial Bancorp	32,500	493,025
First Financial Bankshares, Inc.(a)	12,335	725,545
First Financial Corp.	7,368	232,608
First Financial Holdings, Inc.	7,132	393,401
First Interstate BancSystem, Inc.	23,050	556,657
First Merchants Corp.	14,603	253,070
First of Long Island Corp. (The)	4,876	189,433
Flushing Financial Corp.	14,994	276,639
German American Bancorp, Inc.	7,419	187,107
Glacier Bancorp, Inc.	31,591	780,614
Great Southern Bancorp, Inc.	12,808	361,570
Investments	Shares	Value

Hanmi Financial Corp.	42,901	$710,870
Heartland Financial USA, Inc.	10,446	291,026
Heritage Financial Corp.	5,539	85,965
Home BancShares, Inc.	24,677	749,440
Horizon Bancorp	6,532	152,522
Independent Bank Corp.	10,558	376,921
International Bancshares Corp.	35,913	776,798
Lakeland Bancorp, Inc.	13,420	150,975
Lakeland Financial Corp.	9,184	299,858
MainSource Financial Group, Inc.	14,241	216,321
MB Financial, Inc.	31,139	879,365
Metro Bancorp, Inc.*	5,233	109,945
MidWestOne Financial Group, Inc.	5,455	140,248
National Bankshares, Inc.(a)	4,198	150,666
NBT Bancorp, Inc.	17,597	404,379
Northrim BanCorp, Inc.	3,592	86,567
OFG Bancorp	13,944	225,753
Old National Bancorp	51,998	738,372
OmniAmerican Bancorp, Inc.*	1,566	38,304
Pacific Continental Corp.	5,647	74,032
PacWest Bancorp(a)	16,369	562,439
Park National Corp.(a)	5,248	415,012
Park Sterling Corp.	2,459	15,762
Peoples Bancorp, Inc.	6,370	133,006
Pinnacle Financial Partners, Inc.*	11,364	338,761
Renasant Corp.	9,021	245,101
Republic Bancorp, Inc. Class A	27,465	756,661
S&T Bancorp, Inc.	11,988	290,349
S.Y. Bancorp, Inc.	7,932	224,714
Sandy Spring Bancorp, Inc.	11,944	277,817
Simmons First National Corp. Class A	7,075	219,962
Southside Bancshares, Inc.	11,941	320,258
State Bank Financial Corp.	12,644	200,660
StellarOne Corp.	10,259	230,827
Sterling Bancorp	16,218	222,673
Taylor Capital Group, Inc.*(a)	36,698	812,861
Tompkins Financial Corp.	5,016	231,839
TowneBank	13,894	200,351
Trico Bancshares	8,259	188,140
Union First Market Bankshares Corp.	14,984	350,176
United Community Banks, Inc.*	19,576	293,640
Univest Corp. of Pennsylvania	8,828	166,408
ViewPoint Financial Group	11,329	234,170
Virginia Commerce Bancorp, Inc.*	18,929	293,967
Washington Trust Bancorp, Inc.	8,477	266,432
WesBanco, Inc.	14,235	423,207
Westamerica Bancorp.(a)	13,467	669,849
Western Alliance Bancorp*	28,063	531,233
Wilshire Bancorp, Inc.	98,021	801,812

Total Commercial Banks		32,874,929
Commercial Services & Supplies – 2.3%
ABM Industries, Inc.	20,104	535,169
ACCO Brands Corp.*	135,091	897,004

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Acorn Energy, Inc.(a)	1,442	$8,508
CECO Environmental Corp.(a)	7,147	100,630
Consolidated Graphics, Inc.*	2,549	142,897
Courier Corp.	5,460	86,377
Ennis, Inc.	9,603	173,238
G&K Services, Inc. Class A	5,937	358,535
Heritage-Crystal Clean, Inc.*	995	17,930
Herman Miller, Inc.	24,335	710,095
InnerWorkings, Inc.*(a)	8,775	86,171
Interface, Inc.	8,422	167,093
Intersections, Inc.	15,765	138,259
Kimball International, Inc. Class B	9,749	108,116
Knoll, Inc.	20,898	354,012
McGrath Rentcorp	10,959	391,236
Mobile Mini, Inc.*	10,954	373,093
Multi-Color Corp.	6,355	215,625
Quad Graphics, Inc.(a)	19,762	599,974
Standard Parking Corp.*	3,742	100,622
Team, Inc.*	6,238	247,961
TMS International Corp. Class A	14,479	252,514
U.S. Ecology, Inc.	8,014	241,462
Viad Corp.	4,605	114,895

Total Commercial Services & Supplies		6,421,416
Communications Equipment – 1.4%
Anaren, Inc.*	2,976	75,888
Bel Fuse, Inc. Class B	1,994	34,775
Black Box Corp.	10,044	307,748
CalAmp Corp.*	9,575	168,807
Comtech Telecommunications Corp.	8,899	216,424
Digi International, Inc.*	5,182	51,872
Emulex Corp.*	20,431	158,545
Extreme Networks, Inc.*	30,585	159,654
Globecomm Systems, Inc.*	9,869	138,462
Ixia*	21,701	340,055
KVH Industries, Inc.*	1,193	16,463
Oplink Communications, Inc.*	1,351	25,426
Procera Networks, Inc.*(a)	2,102	32,560
Symmetricom, Inc.*	9,693	46,720
TESSCO Technologies, Inc.	5,867	197,718
Ubiquiti Networks, Inc.(a)	55,648	1,869,216

Total Communications Equipment		3,840,333
Computers & Peripherals – 1.0%
Cray, Inc.*	36,830	886,498
Datalink Corp.*	7,805	105,524
Electronics For Imaging, Inc.*	14,346	454,481
QLogic Corp.*	63,409	693,694
Super Micro Computer, Inc.*	15,757	213,350
Synaptics, Inc.*	11,449	506,962

Total Computers & Peripherals		2,860,509
Construction & Engineering – 1.1%
Aegion Corp.*	15,878	376,785
Ameresco, Inc. Class A*	20,339	203,797
Investments	Shares	Value

Argan, Inc.	6,045	$132,809
Comfort Systems USA, Inc.	7,057	118,628
Dycom Industries, Inc.*	10,265	287,317
Furmanite Corp.*	22,873	226,443
Granite Construction, Inc.	8,249	252,419
Great Lakes Dredge & Dock Corp.	3,064	22,735
Layne Christensen Co.*	2,461	49,121
Michael Baker Corp.	4,828	195,389
MYR Group, Inc.*	8,542	207,571
Northwest Pipe Co.*	3,965	130,369
Pike Electric Corp.	12,894	145,960
Primoris Services Corp.	24,351	620,220

Total Construction & Engineering		2,969,563
Consumer Finance – 2.1%
Cash America International, Inc.	23,660	1,071,325
DFC Global Corp.*	32,693	359,296
Encore Capital Group, Inc.*(a)	22,567	1,034,923
EZCORP, Inc. Class A*	56,204	948,723
Green Dot Corp. Class A*	32,282	849,985
Regional Management Corp.*	17,136	544,925
World Acceptance Corp.*(a)	10,962	985,703

Total Consumer Finance		5,794,880
Containers & Packaging – 0.4%
AEP Industries, Inc.*	2,610	193,949
Boise, Inc.	48,550	611,730
Myers Industries, Inc.	12,719	255,779

Total Containers & Packaging		1,061,458
Distributors – 0.3%
Core-Mark Holding Co., Inc.	4,589	304,893
VOXX International Corp.*	28,233	386,792
Weyco Group, Inc.	5,147	145,763

Total Distributors		837,448
Diversified Consumer Services – 2.6%
American Public Education, Inc.*(a)	8,075	305,235
Bridgepoint Education, Inc.*(a)	93,838	1,692,837
Capella Education Co.*	9,599	542,919
Career Education Corp.*	43,972	121,363
Carriage Services, Inc.	4,228	82,023
Corinthian Colleges, Inc.*	70,098	153,515
Education Management Corp.*(a)	118,701	1,082,553
Grand Canyon Education, Inc.*	18,627	750,296
K12, Inc.*	5,822	179,783
Matthews International Corp. Class A	13,570	516,746
Regis Corp.	29,437	432,135
Stewart Enterprises, Inc. Class A	59,292	779,097
Strayer Education, Inc.(a)	10,248	425,497
Universal Technical Institute, Inc.	8,885	107,775

Total Diversified Consumer Services		7,171,774
Diversified Financial Services – 0.7%
Interactive Brokers Group, Inc. Class A	30,946	580,857
MarketAxess Holdings, Inc.	13,392	804,056
Marlin Business Services Corp.	9,470	236,371

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

NewStar Financial, Inc.*	23,631	$431,738

Total Diversified Financial Services		2,053,022
Diversified Telecommunication Services – 1.1%
8x8, Inc.*	62,194	626,294
Alaska Communications Systems Group, Inc.*	79,053	203,166
Atlantic Tele-Network, Inc.	7,956	414,746
Cincinnati Bell, Inc.*	14,884	40,484
Cogent Communications Group, Inc.	435	14,029
Consolidated Communications Holdings, Inc.	5,122	88,303
General Communication, Inc. Class A*	5,788	55,102
Hawaiian Telcom Holdco, Inc.*	6,789	180,587
IDT Corp. Class B	29,874	530,264
Iridium Communications, Inc.*(a)	64,977	447,042
Lumos Networks Corp.	3,795	82,238
ORBCOMM, Inc.*	9,112	48,020
Premiere Global Services, Inc.*	17,827	177,557
Straight Path Communications, Inc. Class B*	14,486	76,196

Total Diversified Telecommunication Services		2,984,028
Electric Utilities – 0.3%
Empire District Electric Co. (The)	17,255	373,743
MGE Energy, Inc.	8,414	458,984
Unitil Corp.	4,620	135,227

Total Electric Utilities		967,954
Electrical Equipment – 0.6%
AZZ, Inc.	9,869	413,116
Encore Wire Corp.	6,894	271,899
Global Power Equipment Group, Inc.	6,249	125,667
II-VI, Inc.*	20,827	391,964
LSI Industries, Inc.	3,725	31,439
Powell Industries, Inc.*	1,754	107,503
Thermon Group Holdings, Inc.*	6,832	157,888
Vicor Corp.*(a)	5,576	45,612

Total Electrical Equipment		1,545,088
Electronic Equipment, Instruments & Components – 3.7%
Audience, Inc.*	3,969	44,612
Badger Meter, Inc.	3,284	152,706
Benchmark Electronics, Inc.*	17,764	406,618
Coherent, Inc.	8,884	545,922
Daktronics, Inc.	7,865	88,009
DTS, Inc.*	5,012	105,252
Electro Rent Corp.	10,747	194,951
FARO Technologies, Inc.*	4,931	207,940
Insight Enterprises, Inc.*	40,076	758,238
Invensense, Inc.*(a)	23,727	418,070
Key Tronic Corp.*	9,381	96,530
Maxwell Technologies, Inc.*	7,256	65,884
Measurement Specialties, Inc.*	6,004	325,657
Mercury Systems, Inc.*	6,361	63,546
Mesa Laboratories, Inc.	1,109	74,979
Methode Electronics, Inc.	7,502	210,056
MTS Systems Corp.	7,185	462,355
Multi-Fineline Electronix, Inc.*	10,926	177,220
Investments	Shares	Value

Newport Corp.*	29,490	$460,929
OSI Systems, Inc.*	5,348	398,266
Park Electrochemical Corp.	4,599	131,761
PC Connection, Inc.	19,769	298,314
Plexus Corp.*	17,589	654,311
RealD, Inc.*(a)	4,720	33,040
Richardson Electronics Ltd.	4,399	50,017
Rofin-Sinar Technologies, Inc.*	13,416	324,801
Rogers Corp.*	10,150	603,722
Sanmina Corp.*	116,284	2,033,807
Scansource, Inc.*	16,953	586,574
Universal Display Corp.*(a)	5,691	182,283
Vishay Precision Group, Inc.*	4,258	61,954

Total Electronic Equipment, Instruments & Components		10,218,324
Energy Equipment & Services – 2.2%
Basic Energy Services, Inc.*	39,255	496,183
Bolt Technology Corp.	2,637	47,598
C&J Energy Services, Inc.*(a)	66,981	1,344,979
Dawson Geophysical Co.*	3,519	114,262
Geospace Technologies Corp.*	2,759	232,584
Global Geophysical Services, Inc.*(a)	30,483	82,609
Gulf Island Fabrication, Inc.	1,468	35,981
Gulfmark Offshore, Inc. Class A	8,705	442,997
ION Geophysical Corp.*	46,093	239,684
Key Energy Services, Inc.*	123,761	902,218
Matrix Service Co.*	10,621	208,384
Mitcham Industries, Inc.*	16,405	250,832
Natural Gas Services Group, Inc.*	4,919	131,928
Newpark Resources*	63,340	801,884
Nuverra Environmental Solutions, Inc.*	11,229	25,714
PHI, Inc.*	3,957	149,218
Pioneer Energy Services Corp.*	31,642	237,631
RigNet, Inc.*	4,420	160,092
TGC Industries, Inc.	12,584	99,288

Total Energy Equipment & Services		6,004,066
Food & Staples Retailing – 1.5%
Andersons, Inc. (The)	13,403	936,870
Chefs’ Warehouse, Inc. (The)*	7,504	173,342
Ingles Markets, Inc. Class A	16,757	481,429
Nash Finch Co.	10,211	269,672
Pantry, Inc. (The)*	3,127	34,647
Roundy’s, Inc.	65,233	561,004
Spartan Stores, Inc.	13,517	298,185
Susser Holdings Corp.*	8,041	427,379
Village Super Market, Inc. Class A	6,387	242,834
Weis Markets, Inc.	14,552	712,175

Total Food & Staples Retailing		4,137,537
Food Products – 1.1%
Alico, Inc.	3,604	148,377
Annie’s, Inc.*(a)	1,885	92,553
Boulder Brands, Inc.*	3,967	63,631
Calavo Growers, Inc.	4,573	138,288

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Cal-Maine Foods, Inc.	10,975	$527,897
Diamond Foods, Inc.*(a)	22,933	540,760
Dole Food Co., Inc.*	17,416	237,206
Inventure Foods, Inc.*	5,799	60,889
J&J Snack Foods Corp.	5,697	459,862
John B. Sanfilippo & Son, Inc.	7,841	181,833
Omega Protein Corp.*	4,754	48,348
Sanderson Farms, Inc.	2,850	185,934
Seneca Foods Corp. Class A*	8,164	245,655

Total Food Products		2,931,233
Gas Utilities – 0.4%
Chesapeake Utilities Corp.	3,927	206,128
Delta Natural Gas Co., Inc.	1,903	42,037
Laclede Group, Inc. (The)	10,915	491,175
Northwest Natural Gas Co.	9,523	399,776

Total Gas Utilities		1,139,116
Health Care Equipment & Supplies – 1.5%
Abaxis, Inc.	2,530	106,513
ABIOMED, Inc.*	6,789	129,466
Analogic Corp.	4,034	333,370
Anika Therapeutics, Inc.*	7,333	175,699
Atrion Corp.	835	216,081
Cantel Medical Corp.	10,792	343,725
CONMED Corp.	10,500	356,895
CryoLife, Inc.	7,470	52,290
Cynosure, Inc. Class A*	2,186	49,863
Exactech, Inc.*	4,191	84,449
Greatbatch, Inc.*	2,091	71,157
ICU Medical, Inc.*	4,186	284,355
Integra LifeSciences Holdings Corp.*	6,148	247,457
Invacare Corp.	2,750	47,492
Masimo Corp.	20,895	556,643
Meridian Bioscience, Inc.	10,624	251,257
Merit Medical Systems, Inc.*	12,646	153,396
Neogen Corp.*	3,507	212,945
PhotoMedex, Inc.*(a)	5,948	94,573
Rochester Medical Corp.*	952	19,002
RTI Surgical, Inc.*	14,622	54,686
Spectranetics Corp.*	908	15,236
SurModics, Inc.*	3,270	77,761
Symmetry Medical, Inc.*	2,630	21,461
Vascular Solutions, Inc.*	4,252	71,434
Wright Medical Group, Inc.*	378	9,858

Total Health Care Equipment & Supplies		4,037,064
Health Care Providers & Services – 2.3%
Acadia Healthcare Co., Inc.*	383	15,102
Accretive Health, Inc.*(a)	8,936	81,496
Almost Family, Inc.	6,241	121,263
Amedisys, Inc.*	20,536	353,630
AMN Healthcare Services, Inc.*	5,016	69,020
Amsurg Corp.*	14,448	573,586
Bio-Reference Labs, Inc.*(a)	9,539	285,025
Investments	Shares	Value

BioScrip, Inc.*	571	$5,013
Capital Senior Living Corp.*	201	4,251
Chindex International, Inc.*	1,750	29,837
Corvel Corp.*	7,645	282,636
Ensign Group, Inc. (The)	12,144	499,240
Five Star Quality Care, Inc.*	80,576	416,578
Gentiva Health Services, Inc.*	21,453	258,294
Hanger, Inc.*	15,352	518,283
IPC The Hospitalist Co., Inc.*	5,763	293,971
Kindred Healthcare, Inc.	7,076	95,031
Landauer, Inc.	2,604	133,455
National Healthcare Corp.	6,894	325,879
PharMerica Corp.*	13,192	175,058
Providence Service Corp. (The)*	3,963	113,698
Skilled Healthcare Group, Inc. Class A*	24,047	104,845
Triple-S Management Corp. Class B*	20,005	367,892
U.S. Physical Therapy, Inc.	4,169	129,573
Universal American Corp.	16,538	126,020
Vanguard Health Systems, Inc.*	50,799	1,067,287

Total Health Care Providers & Services		6,445,963
Health Care Technology – 0.6%
Computer Programs & Systems, Inc.	3,754	219,609
Greenway Medical Technologies, Inc.*	1,329	27,444
HealthStream, Inc.*	2,093	79,283
MedAssets, Inc.*	4,684	119,067
Medidata Solutions, Inc.*	6,296	622,863
Omnicell, Inc.*	6,717	159,059
Quality Systems, Inc.	25,893	562,655
Vocera Communications, Inc.*	499	9,281

Total Health Care Technology		1,799,261
Hotels, Restaurants & Leisure – 4.1%
AFC Enterprises*	7,221	314,763
Biglari Holdings, Inc.*	569	234,809
BJ’s Restaurants, Inc.*	6,739	193,544
Bob Evans Farms, Inc.	11,795	675,500
Bravo Brio Restaurant Group, Inc.*	8,345	126,010
CEC Entertainment, Inc.	9,856	451,996
Churchill Downs, Inc.	5,621	486,329
Denny’s Corp.*	148,415	908,300
DineEquity, Inc.	7,523	519,087
Einstein Noah Restaurant Group, Inc.	6,117	105,946
Fiesta Restaurant Group, Inc.*	1,141	42,970
Ignite Restaurant Group, Inc.*	8,670	134,558
Interval Leisure Group, Inc.	12,069	285,190
Isle of Capri Casinos, Inc.*	5,098	38,541
Jack In The Box, Inc.*	10,136	405,440
Krispy Kreme Doughnuts, Inc.*	118,889	2,299,313
Marcus Corp.	12,757	185,359
Multimedia Games Holding Co., Inc.*	11,132	384,611
Pinnacle Entertainment, Inc.*	17,239	431,837
Red Robin Gourmet Burgers, Inc.*	4,932	350,665
Ruby Tuesday, Inc.*	11,513	86,348
SHFL Entertainment, Inc.*	18,155	417,565

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Sonic Corp.*	23,752	$421,598
Speedway Motorsports, Inc.	14,902	266,746
Texas Roadhouse, Inc.	29,886	785,404
Town Sports International Holdings, Inc.	10,775	139,860
WMS Industries, Inc.*	28,347	735,605

Total Hotels, Restaurants & Leisure		11,427,894
Household Durables – 1.0%
Bassett Furniture Industries, Inc.	5,727	92,720
Blyth, Inc.	6,059	83,796
Cavco Industries, Inc.*	799	45,503
Ethan Allen Interiors, Inc.	14,453	402,805
Flexsteel Industries, Inc.	4,785	119,481
Hooker Furniture Corp.	2,856	42,697
iRobot Corp.*	11,944	449,931
La-Z-Boy, Inc.	22,343	507,410
Libbey, Inc.*	3,116	74,098
M/I Homes, Inc.*	1,147	23,651
NACCO Industries, Inc. Class A	6,849	379,572
Skullcandy, Inc.*(a)	24,956	154,228
Universal Electronics, Inc.*	7,166	258,191
Zagg, Inc.*	20,218	90,981

Total Household Durables		2,725,064
Household Products – 0.2%
Central Garden and Pet Co. Class A*	13,316	91,215
Orchids Paper Products Co.	3,092	85,556
WD-40 Co.	5,275	342,347

Total Household Products		519,118
Industrial Conglomerates – 0.2%
Raven Industries, Inc.	13,856	453,230
Insurance – 3.1%
American Equity Investment Life Holding Co.	45,254	960,290
AMERISAFE, Inc.	6,753	239,799
Baldwin & Lyons, Inc. Class B	9,739	237,437
Citizens, Inc. Class A*	2,935	25,358
Donegal Group, Inc. Class A	4,543	63,557
eHealth, Inc.*	1,741	56,165
EMC Insurance Group, Inc.	8,088	244,096
Employers Holdings, Inc.	13,134	390,605
FBL Financial Group, Inc. Class A	13,807	619,934
HCI Group, Inc.	6,792	277,385
Horace Mann Educators Corp.	31,032	880,688
Infinity Property & Casualty Corp.	3,151	203,555
Kansas City Life Insurance Co.	4,389	194,082
National Interstate Corp.	9,324	259,301
National Western Life Insurance Co. Class A	2,773	559,508
Navigators Group, Inc. (The)*	5,146	297,284
Phoenix Cos., Inc. (The)*	9,087	351,394
Safety Insurance Group, Inc.	7,665	406,015
Selective Insurance Group, Inc.	18,310	448,595
State Auto Financial Corp.	32,244	675,189
Stewart Information Services Corp.	11,296	361,359
United Fire Group, Inc.	17,630	537,186
Investments	Shares	Value

Universal Insurance Holdings, Inc.	49,851	$351,450

Total Insurance		8,640,232
Internet & Catalog Retail – 0.2%
1-800-FLOWERS.COM, Inc. Class A*	21,790	107,424
Blue Nile, Inc.*	1,287	52,677
Nutrisystem, Inc.	3,576	51,423
Overstock.com, Inc.*(a)	1,122	33,290
PetMed Express, Inc.	9,932	161,792
Shutterfly, Inc.*	1,266	70,744

Total Internet & Catalog Retail		477,350
Internet Software & Services – 1.9%
Bankrate, Inc.*	23,142	476,031
Blucora, Inc.*	19,379	445,329
Constant Contact, Inc.*	12,382	293,330
Dealertrack Technologies, Inc.*	15,223	652,153
Dice Holdings, Inc.*	30,044	255,675
Digital River, Inc.*	3,994	71,373
Earthlink, Inc.	12,311	60,940
Envestnet, Inc.*	2,432	75,392
Internap Network Services Corp.*	615	4,274
LivePerson, Inc.*	4,794	45,255
LogMein, Inc.*	1,035	32,137
Monster Worldwide, Inc.*	44,797	198,003
Move, Inc.*	5,892	99,869
NIC, Inc.	10,430	241,037
OpenTable, Inc.*(a)	3,299	230,864
Perficient, Inc.*	9,601	176,274
QuinStreet, Inc.*	7,889	74,551
Responsys, Inc.*	6,489	107,069
SciQuest, Inc.*	995	22,348
SPS Commerce, Inc.*	2,747	183,829
Stamps.com, Inc.*	11,624	533,890
Synacor, Inc.*(a)	11,997	30,952
Travelzoo, Inc.*	8,220	218,159
United Online, Inc.	43,469	346,883
XO Group, Inc.*	5,382	69,535
Zillow, Inc. Class A*(a)	1,737	146,551
Zix Corp.*	57,172	279,571

Total Internet Software & Services		5,371,274
IT Services – 3.0%
CACI International, Inc. Class A*(a)	19,805	1,368,724
Cardtronics, Inc.*	11,734	435,331
Cass Information Systems, Inc.	4,055	216,415
CIBER, Inc.*	10,389	34,284
Computer Task Group, Inc.	5,020	81,123
CSG Systems International, Inc.	16,041	401,827
EPAM Systems, Inc.*	17,811	614,480
Euronet Worldwide, Inc.*	12,298	489,460
ExlService Holdings, Inc.*	9,940	283,091
Forrester Research, Inc.	7,708	283,346
Global Cash Access Holdings, Inc.*	19,462	151,998
Hackett Group, Inc. (The)	34,452	245,643

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Heartland Payment Systems, Inc.(a)	14,983	$595,125
Higher One Holdings, Inc.*	21,192	162,543
iGate Corp.*	16,341	453,626
Lionbridge Technologies, Inc.*	17,675	65,221
ManTech International Corp. Class A	27,844	800,793
MoneyGram International, Inc.*	3,747	73,366
PRGX Global, Inc.*	5,140	32,176
SYKES Enterprises, Inc.*	15,236	272,877
TeleTech Holdings, Inc.*	24,853	623,562
Unisys Corp.*	17,283	435,359
Virtusa Corp.*	10,532	306,060

Total IT Services		8,426,430
Leisure Equipment & Products – 0.8%
Arctic Cat, Inc.	6,815	388,796
Black Diamond, Inc.*	4,004	48,689
Johnson Outdoors, Inc. Class A*	9,295	249,292
LeapFrog Enterprises, Inc.*(a)	51,074	481,117
Nautilus, Inc.*	11,921	86,069
Smith & Wesson Holding Corp.*(a)	35,918	394,739
Sturm Ruger & Co., Inc.(a)	9,651	604,442

Total Leisure Equipment & Products		2,253,144
Life Sciences Tools & Services – 0.1%
Cambrex Corp.*	13,123	173,224
Luminex Corp.*	4,558	91,160

Total Life Sciences Tools & Services		264,384
Machinery – 4.3%
Alamo Group, Inc.	7,114	347,946
Altra Holdings, Inc.	11,369	305,940
American Railcar Industries, Inc.(a)	8,625	338,359
Ampco-Pittsburgh Corp.	2,217	39,729
Astec Industries, Inc.	8,122	292,067
Barnes Group, Inc.	24,312	848,975
Blount International, Inc.*	18,777	227,389
Briggs & Stratton Corp.	9,212	185,345
CIRCOR International, Inc.	5,613	349,016
Columbus McKinnon Corp.*	14,255	342,548
Commercial Vehicle Group, Inc.*	54,304	432,260
Douglas Dynamics, Inc.	6,246	92,004
Dynamic Materials Corp.	6,135	142,209
EnPro Industries, Inc.*	6,576	395,941
ESCO Technologies, Inc.	7,376	245,104
Federal Signal Corp.*	6,202	79,820
Flow International Corp.*	19,386	77,350
FreightCar America, Inc.	8,852	183,059
Gorman-Rupp Co. (The)	7,022	281,723
Graham Corp.	1,799	64,998
Greenbrier Cos., Inc (The)*	17,933	443,483
Hurco Cos., Inc.	3,827	98,966
John Bean Technologies Corp.	10,175	253,154
Kadant, Inc.	8,345	280,309
L.B. Foster Co. Class A	2,232	102,092
Lindsay Corp.	3,885	317,094
Lydall, Inc.*	5,918	101,612
Investments	Shares	Value

Meritor, Inc.*	133,882	$1,052,312
Miller Industries, Inc.	6,326	107,415
NN, Inc.	17,623	274,214
Proto Labs, Inc.*(a)	3,679	281,039
RBC Bearings, Inc.*	8,805	580,161
Standex International Corp.	6,284	373,270
Sun Hydraulics Corp.	9,784	354,670
Tennant Co.	6,254	387,748
Titan International, Inc.	35,897	525,532
Trimas Corp.*	14,057	524,326
Twin Disc, Inc.	9,751	254,794
Wabash National Corp.*	24,979	291,255

Total Machinery		11,875,228
Marine – 0.1%
Matson, Inc.	11,002	288,583
Rand Logistics, Inc.*(a)	1,264	6,168

Total Marine		294,751
Media – 3.0%
Belo Corp. Class A	92,833	1,271,812
Carmike Cinemas, Inc.*	3,375	74,520
Digital Generation, Inc.*(a)	3,378	43,677
Entercom Communications Corp. Class A*(a)	16,143	141,736
EW Scripps Co. Class A*	14,473	265,580
Harte-Hanks, Inc.	25,444	224,670
Journal Communications, Inc. Class A*	28,723	245,582
McClatchy Co. (The) Class A*(a)	129,410	388,230
National CineMedia, Inc.	9,714	183,206
New York Times Co. (The) Class A*	42,753	537,405
Nexstar Broadcasting Group, Inc. Class A	16,451	732,152
ReachLocal, Inc.*	303	3,609
Saga Communications, Inc. Class A	3,124	138,643
Scholastic Corp.	25,886	741,634
Sinclair Broadcast Group, Inc. Class A	61,341	2,056,150
Valassis Communications, Inc.	32,676	943,683
World Wrestling Entertainment, Inc. Class A	19,734	200,695

Total Media		8,192,984
Metals & Mining – 1.4%
AMCOL International Corp.	14,549	475,461
Globe Specialty Metals, Inc.	12,898	198,758
Gold Resource Corp.	33,469	221,899
Haynes International, Inc.	6,002	272,071
Kaiser Aluminum Corp.	8,583	611,539
Materion Corp.	5,756	184,537
Noranda Aluminum Holding Corp.	79,564	195,727
Olympic Steel, Inc.	6,116	169,903
RTI International Metals, Inc.*	5,004	160,328
Schnitzer Steel Industries, Inc. Class A	6,276	172,841
SunCoke Energy, Inc.*	33,675	572,475
Universal Stainless & Alloy*	3,233	105,170
US Silica Holdings, Inc.(a)	27,559	686,219

Total Metals & Mining		4,026,928

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Multiline Retail – 0.2%
Fred’s, Inc. Class A	18,364	$287,397
Gordmans Stores, Inc.	12,538	141,052
Tuesday Morning Corp.*	2,975	45,428

Total Multiline Retail		473,877
Oil, Gas & Consumable Fuels – 2.8%
Abraxas Petroleum Corp.*	88,453	227,324
Adams Resources & Energy, Inc.	5,235	290,595
Alon USA Energy, Inc.	21,291	217,381
Bonanza Creek Energy, Inc.*	7,519	362,867
Callon Petroleum Co.*	123,897	677,717
Carrizo Oil & Gas, Inc.*	14,003	522,452
Clayton Williams Energy, Inc.*	2,987	156,728
Cloud Peak Energy, Inc.*	66,580	976,729
Contango Oil & Gas Co.(a)	9,630	353,902
EPL Oil & Gas, Inc.*	8,135	301,890
Evolution Petroleum Corp.*	3,595	40,480
Matador Resources Co.*	5,572	90,991
Northern Oil and Gas, Inc.*	32,975	475,829
Resolute Energy Corp.*	3,436	28,725
REX American Resources Corp.*	7,141	219,514
Rex Energy Corp.*	32,317	720,669
Stone Energy Corp.*	51,235	1,661,551
Swift Energy Co.*	12,731	145,388
Synergy Resources Corp.*	16,852	164,307
Vaalco Energy, Inc.*	23,626	131,833
Warren Resources, Inc.*	36,252	106,218

Total Oil, Gas & Consumable Fuels		7,873,090
Paper & Forest Products – 1.6%
Clearwater Paper Corp.*	9,505	454,054
Deltic Timber Corp.	751	48,920
KapStone Paper and Packaging Corp.	42,573	1,822,125
Neenah Paper, Inc.	9,530	374,624
PH Glatfelter Co.	19,543	529,029
Schweitzer-Mauduit International, Inc.	18,413	1,114,539

Total Paper & Forest Products		4,343,291
Personal Products – 1.0%
Female Health Co. (The)	12,256	120,967
Inter Parfums, Inc.	9,181	275,338
Lifevantage Corp.*	37,932	90,278
Medifast, Inc.*	4,115	110,653
Nature’s Sunshine Products, Inc.	12,873	245,488
Prestige Brands Holdings, Inc.*	14,636	440,836
Revlon, Inc. Class A*	19,204	533,295
USANA Health Sciences, Inc.*(a)	11,446	993,398

Total Personal Products		2,810,253
Pharmaceuticals – 0.6%
BioDelivery Sciences International, Inc.*(a)	23,625	128,284
Hi-Tech Pharmacal Co., Inc.	7,991	344,812
Medicines Co. (The)*	14,407	482,922
POZEN, Inc.*	55,451	317,734
Santarus, Inc.*	10,158	229,266
Investments	Shares	Value

Sciclone Pharmaceuticals, Inc.*	55,139	$279,555

Total Pharmaceuticals		1,782,573
Professional Services – 2.6%
Acacia Research Corp.	13,368	308,266
Barrett Business Services, Inc.	1,334	89,792
CBIZ, Inc.*(a)	29,703	220,990
CDI Corp.	5,322	81,480
CRA International, Inc.*	1,715	31,933
Exponent, Inc.	4,819	346,197
GP Strategies Corp.*	7,869	206,325
Heidrick & Struggles International, Inc.	1,100	20,966
Huron Consulting Group, Inc.*	5,174	272,204
ICF International, Inc.*	11,074	392,130
Insperity, Inc.	8,599	323,323
Kelly Services, Inc. Class A	29,651	577,305
Kforce, Inc.	3,973	70,282
Korn/Ferry International*	20,626	441,397
Mistras Group, Inc.*	7,042	119,714
Navigant Consulting, Inc.*	28,614	442,373
On Assignment, Inc.*	13,617	449,361
Pendrell Corp.*	462,562	897,370
Resources Connection, Inc.	13,327	180,847
RPX Corp.*	25,804	452,344
TrueBlue, Inc.*	15,675	376,357
VSE Corp.	7,483	351,327
WageWorks, Inc.*	12,067	608,780

Total Professional Services		7,261,063
Real Estate Investment Trusts (REITs) –1.0%
Acadia Realty Trust	5,301	130,829
Agree Realty Corp.	3,850	116,193
American Assets Trust, Inc.	1,648	50,280
Campus Crest Communities, Inc.	5,253	56,732
Chesapeake Lodging Trust	6,430	151,362
Coresite Realty Corp.	683	23,181
Franklin Street Properties Corp.	13,013	165,786
Gladstone Commercial Corp.	57	1,024
Inland Real Estate Corp.	1,292	13,217
Investors Real Estate Trust	4,388	36,201
LTC Properties, Inc.	9,373	355,987
Monmouth Real Estate Investment Corp. Class A	9,072	82,283
One Liberty Properties, Inc.	3,839	77,855
Pebblebrook Hotel Trust	2,468	70,856
Retail Opportunity Investments Corp.	3,119	43,105
Sabra Health Care REIT, Inc.	6,871	158,102
Saul Centers, Inc.	2,453	113,451
Select Income REIT	18,605	480,009
Sun Communities, Inc.	674	28,726
UMH Properties, Inc.	1,399	13,892
Universal Health Realty Income Trust	10,922	457,304
Urstadt Biddle Properties, Inc. Class A	5,174	102,859
Whitestone REIT	1,078	15,879

Total Real Estate Investment Trusts (REITs)		2,745,113

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Real Estate Management & Development – 0.0%
Tejon Ranch Co.*	1,917	$59,120
Road & Rail – 1.6%
Celadon Group, Inc.	11,120	207,611
Heartland Express, Inc.	27,816	394,709
Knight Transportation, Inc.	28,537	471,431
Marten Transport Ltd.	15,464	265,208
Quality Distribution, Inc.*	56,333	520,517
Roadrunner Transportation Systems, Inc.*	14,004	395,473
Saia, Inc.*	13,206	411,763
Swift Transportation Co.*	83,248	1,680,777
Universal Truckload Services, Inc.	7,208	192,165

Total Road & Rail		4,539,654
Semiconductors & Semiconductor Equipment – 3.0%
Advanced Energy Industries, Inc.*	6,690	117,209
Amkor Technology, Inc.*(a)	145,974	626,229
Brooks Automation, Inc.	30,318	282,261
Cabot Microelectronics Corp.*	8,300	319,716
Ceva, Inc.*	6,301	108,692
Diodes, Inc.*	9,400	230,300
Entegris, Inc.*	72,879	739,722
Entropic Communications, Inc.*	11,387	49,875
GT Advanced Technologies, Inc.*(a)	256,746	2,184,908
Integrated Device Technology, Inc.*	4,660	43,897
Integrated Silicon Solution, Inc.*	1,490	16,226
Intersil Corp. Class A	2,241	25,166
IXYS Corp.	15,120	145,908
Kulicke & Soffa Industries, Inc.*	55,375	639,581
Lattice Semiconductor Corp.*	31,021	138,354
MA-COM Technology Solutions Holdings, Inc.*	10,358	176,293
Micrel, Inc.	14,892	135,666
Monolithic Power Systems, Inc.	5,926	179,439
Nanometrics, Inc.*	4,640	74,797
NVE Corp.*	1,294	66,046
Omnivision Technologies, Inc.*	10,936	167,430
PDF Solutions, Inc.*	7,720	164,050
Photronics, Inc.*	42,398	331,976
Rudolph Technologies, Inc.*	10,947	124,796
Supertex, Inc.	1,041	26,379
Ultra Clean Holdings*	22,378	154,632
Ultratech, Inc.*	8,795	266,489
Veeco Instruments, Inc.*(a)	13,878	516,678
Volterra Semiconductor Corp.*	9,406	216,338

Total Semiconductors & Semiconductor Equipment		8,269,053
Software – 1.4%
Actuate Corp.*	18,385	135,130
Advent Software, Inc.	9,143	290,290
American Software, Inc. Class A	9,356	79,900
Blackbaud, Inc.	3,021	117,940
BroadSoft, Inc.*	2,500	90,075
Digimarc Corp.	2,403	48,541
Ebix, Inc.(a)	28,037	278,688
Ellie Mae, Inc.*	4,545	145,485
Investments	Shares	Value

EPIQ Systems, Inc.	4,967	$65,664
Exa Corp.*	10,945	169,538
Interactive Intelligence Group, Inc.*	799	50,728
Manhattan Associates, Inc.*	5,956	568,500
MicroStrategy, Inc. Class A*	1,522	157,923
Monotype Imaging Holdings, Inc.	11,599	332,427
Netscout Systems, Inc.*	10,182	260,354
Pegasystems, Inc.	1,775	70,663
PROS Holdings, Inc.*	2,025	69,235
Synchronoss Technologies, Inc.*	8,874	337,744
Tangoe, Inc.*	1,021	24,361
TeleNav, Inc.*	22,921	133,859
VASCO Data Security International, Inc.*	21,563	170,132
Verint Systems, Inc.*	7,419	274,948

Total Software		3,872,125
Specialty Retail – 4.1%
Aeropostale, Inc.*	31,443	295,564
America’s Car-Mart, Inc.*	5,797	261,503
Asbury Automotive Group, Inc.*	17,348	922,914
bebe Stores, Inc.	11,076	67,453
Big 5 Sporting Goods Corp.	5,763	92,669
Body Central Corp.*	9,968	60,805
Brown Shoe Co., Inc.	1,992	46,752
Cato Corp. (The) Class A	16,469	460,803
Children’s Place Retail Stores, Inc. (The)*	9,677	559,911
Conn’s, Inc.*	4,167	208,517
Destination Maternity Corp.	4,434	141,001
Destination XL Group, Inc.*	99,704	645,085
Finish Line, Inc. (The) Class A	31,942	794,398
Francesca’s Holdings Corp.*	8,549	159,353
Haverty Furniture Cos., Inc.	10,836	265,807
hhgregg, Inc.*	29,272	524,261
Jos. A. Bank Clothiers, Inc.*(a)	15,626	686,919
Kirkland’s, Inc.*	11,072	204,168
Lithia Motors, Inc. Class A	13,799	1,006,775
MarineMax, Inc.*	799	9,748
Mattress Firm Holding Corp.*(a)	14,324	455,503
Monro Muffler Brake, Inc.	9,473	440,400
Office Depot, Inc.*	42,612	205,816
PEP Boys-Manny Moe & Jack (The)*	25,648	319,831
Shoe Carnival, Inc.	9,450	255,244
Sonic Automotive, Inc. Class A	28,632	681,442
Stage Stores, Inc.	11,852	227,558
Stein Mart, Inc.	13,315	182,682
Systemax, Inc.	25,257	234,132
Tilly’s, Inc. Class A*	15,295	221,930
TravelCenters of America LLC*	46,102	361,901
West Marine, Inc.*	7,960	97,112
Zumiez, Inc.*(a)	13,612	374,806

Total Specialty Retail		11,472,763
Textiles, Apparel & Luxury Goods – 1.6%
Cherokee, Inc.	2,839	36,935
Crocs, Inc.*	69,885	951,135

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

September 30, 2013

Investments	Shares	Value

Culp, Inc.	7,521	$140,718
G-III Apparel Group Ltd.*	9,757	532,635
Jones Group, Inc. (The)	31,963	479,765
Maidenform Brands, Inc.*	8,632	202,766
Movado Group, Inc.	9,000	393,750
Oxford Industries, Inc.	4,648	315,971
Perry Ellis International, Inc.	5,184	97,666
Quiksilver, Inc.*	91,161	640,862
R.G. Barry Corp.	7,697	145,550
Unifi, Inc.*	7,876	183,983
Vera Bradley, Inc.*(a)	15,965	328,240

Total Textiles, Apparel & Luxury Goods		4,449,976
Thrifts & Mortgage Finance – 2.1%
Astoria Financial Corp.	34,052	423,607
Bank Mutual Corp.	9,120	57,182
Beneficial Mutual Bancorp, Inc.*	12,389	123,518
Berkshire Hills Bancorp, Inc.	9,207	231,188
Bofi Holding, Inc.*(a)	6,899	447,469
Brookline Bancorp, Inc.	26,733	251,558
Dime Community Bancshares, Inc.	22,570	375,790
Federal Agricultural Mortgage Corp. Class C	1,789	59,717
First Defiance Financial Corp.	6,347	148,456
Flagstar Bancorp, Inc.*	22,792	336,410
Fox Chase Bancorp, Inc.	1,949	33,913
Franklin Financial Corp.	1,814	34,393
HomeStreet, Inc.	17,529	338,310
Northfield Bancorp, Inc.	9,568	116,155
Northwest Bancshares, Inc.	36,366	480,758
OceanFirst Financial Corp.	11,015	186,264
Oritani Financial Corp.	14,921	245,600
Provident Financial Holdings, Inc.	7,246	120,356
Provident Financial Services, Inc.	30,227	489,980
Provident New York Bancorp	15,311	166,737
Rockville Financial, Inc.	7,537	97,981
Territorial Bancorp, Inc.	4,069	89,396
TrustCo Bank Corp.	45,708	272,420
United Financial Bancorp, Inc.	4,671	75,530
Walker & Dunlop, Inc.*	14,081	224,029
Westfield Financial, Inc.	5,322	37,573
WSFS Financial Corp.	4,470	269,317

Total Thrifts & Mortgage Finance		5,733,607
Tobacco – 0.4%
Alliance One International, Inc.*	28,423	82,711
Universal Corp.	18,778	956,363

Total Tobacco		1,039,074
Trading Companies & Distributors – 1.4%
Aceto Corp.	12,635	197,359
CAI International, Inc.*	19,360	450,507
DXP Enterprises, Inc.*	6,872	542,682
H&E Equipment Services, Inc.*	11,738	311,761
Houston Wire & Cable Co.	10,405	140,155
Kaman Corp.	10,137	383,787
Investments	Shares	Value

Rush Enterprises, Inc. Class A*	23,245	$616,225
TAL International Group, Inc.(a)	24,887	1,162,970
Titan Machinery, Inc.*(a)	12,004	192,904

Total Trading Companies & Distributors		3,998,350
Transportation Infrastructure – 0.3%
Wesco Aircraft Holdings, Inc.*	44,175	924,583
Water Utilities – 0.5%
American States Water Co.	14,824	408,549
Artesian Resources Corp. Class A	2,869	63,835
California Water Service Group	18,436	374,620
Connecticut Water Service, Inc.	2,345	75,415
Middlesex Water Co.	4,576	97,881
SJW Corp.	6,294	176,358
York Water Co.	3,297	66,171

Total Water Utilities		1,262,829
Wireless Telecommunication Services – 0.3%
Boingo Wireless, Inc.*(a)	5,739	40,173
NTELOS Holdings Corp.	12,821	241,035
Shenandoah Telecommunications Co.	5,836	140,647
USA Mobility, Inc.	25,662	363,374

Total Wireless Telecommunication Services		785,229
TOTAL COMMON STOCKS (Cost: $217,133,022)		277,378,502
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree MidCap Earnings Fund(b)
(Cost: $415,978)	6,392	503,626
WARRANTS – 0.0%
Real Estate Management & Development – 0.0%
Tejon Ranch Co., expiring 8/31/16*
(Cost: $1,626)	271	748
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $24,395,715)(d)	24,395,715	24,395,715
TOTAL INVESTMENTS IN SECURITIES – 109.1% (Cost: $241,946,341)(e)		302,278,591
Liabilities in Excess of Other Assets – (9.1)%		(25,281,070)

NET ASSETS – 100.0%		$276,997,521
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund’s securities on loan was $23,858,252 and the total market value of the collateral held by the Fund was $24,522,560. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $126,845.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2013

Investments	Shares	Value

UNITED STATES – 100.4%
COMMON STOCKS – 99.8%
Aerospace & Defense – 1.9%
Alliant Techsystems, Inc.	380	$37,073
B/E Aerospace, Inc.*	579	42,742
DigitalGlobe, Inc.*	207	6,545
Huntington Ingalls Industries, Inc.	277	18,670
L-3 Communications Holdings, Inc.	977	92,326
Northrop Grumman Corp.	2,762	263,108
Teledyne Technologies, Inc.*	229	19,449
Triumph Group, Inc.	363	25,490

Total Aerospace & Defense		505,403
Airlines – 1.0%
Alaska Air Group, Inc.	533	33,376
Allegiant Travel Co.	84	8,850
JetBlue Airways Corp.*(a)	1,645	10,956
Southwest Airlines Co.	4,552	66,277
Spirit Airlines, Inc.*	361	12,371
United Continental Holdings, Inc.*	1,925	59,117
US Airways Group, Inc.*(a)	3,187	60,426

Total Airlines		251,373
Auto Components – 1.4%
Dana Holding Corp.	1,959	44,744
Lear Corp.	2,499	178,853
TRW Automotive Holdings Corp.*	2,120	151,177

Total Auto Components		374,774
Automobiles – 0.1%
Thor Industries, Inc.	383	22,229
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	2,062	82,913
Constellation Brands, Inc. Class A*	1,013	58,146

Total Beverages		141,059
Biotechnology – 3.2%
Amgen, Inc.	4,404	492,984
Gilead Sciences, Inc.*	5,529	347,442

Total Biotechnology		840,426
Building Products – 0.3%
A.O. Smith Corp.	373	16,860
Fortune Brands Home & Security, Inc.	418	17,401
Lennox International, Inc.	235	17,686
Masco Corp.	617	13,130

Total Building Products		65,077
Capital Markets – 1.3%
Ameriprise Financial, Inc.	1,263	115,034
Raymond James Financial, Inc.	738	30,752
State Street Corp.	2,841	186,796

Total Capital Markets		332,582
Chemicals – 2.9%
Ashland, Inc.	282	26,079
Axiall Corp.	285	10,770
Investments	Shares	Value

Chemtura Corp.*	778	$17,886
Eastman Chemical Co.	1,049	81,717
Ecolab, Inc.	1,163	114,858
H.B. Fuller Co.	336	15,184
Huntsman Corp.	3,178	65,499
NewMarket Corp.	95	27,351
Olin Corp.	702	16,195
PolyOne Corp.	357	10,964
PPG Industries, Inc.	866	144,674
Rockwood Holdings, Inc.	720	48,168
RPM International, Inc.	760	27,512
Sherwin-Williams Co. (The)	413	75,240
Valspar Corp.	521	33,047
Westlake Chemical Corp.	465	48,667

Total Chemicals		763,811
Commercial Banks – 1.5%
CapitalSource, Inc.	4,392	52,177
Popular, Inc.*	795	20,853
Regions Financial Corp.	11,426	105,805
SunTrust Banks, Inc.	5,760	186,739
TCF Financial Corp.	1,872	26,732

Total Commercial Banks		392,306
Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	575	25,024
Deluxe Corp.	475	19,789
Iron Mountain, Inc.	600	16,212
KAR Auction Services, Inc.	477	13,456
Steelcase, Inc. Class A	1,054	17,517
Tetra Tech, Inc.*	404	10,460
UniFirst Corp.	113	11,799

Total Commercial Services & Supplies		114,257
Communications Equipment – 0.2%
ARRIS Group, Inc.*	403	6,875
EchoStar Corp. Class A*	602	26,452
InterDigital, Inc.	680	25,385

Total Communications Equipment		58,712
Computers & Peripherals – 0.1%
3D Systems Corp.*(a)	158	8,530
NCR Corp.*	624	24,717

Total Computers & Peripherals		33,247
Construction & Engineering – 1.1%
AECOM Technology Corp.*	912	28,518
EMCOR Group, Inc.	377	14,752
Fluor Corp.	1,502	106,582
Jacobs Engineering Group, Inc.*	783	45,555
MasTec, Inc.*	468	14,180
Quanta Services, Inc.*	1,050	28,886
URS Corp.	724	38,915

Total Construction & Engineering		277,388
Construction Materials – 0.0%
Eagle Materials, Inc.	117	8,488

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2013

Investments	Shares	Value

Consumer Finance – 1.2%
Discover Financial Services	4,477	$226,267
Portfolio Recovery Associates, Inc.*	288	17,263
SLM Corp.	3,029	75,422

Total Consumer Finance		318,952
Containers & Packaging – 0.9%
Bemis Co., Inc.	613	23,913
Graphic Packaging Holding Co.*	2,125	18,190
MeadWestvaco Corp.	696	26,713
Owens-Illinois, Inc.*	1,806	54,216
Packaging Corp. of America	224	12,788
Rock-Tenn Co. Class A	413	41,825
Sealed Air Corp.	2,292	62,319

Total Containers & Packaging		239,964
Distributors – 0.4%
Genuine Parts Co.	852	68,918
LKQ Corp.*	1,160	36,958
Pool Corp.	179	10,047

Total Distributors		115,923
Diversified Consumer Services – 0.2%
H&R Block, Inc.	1,485	39,590
Service Corp. International	1,157	21,544

Total Diversified Consumer Services		61,134
Diversified Financial Services – 7.4%
Bank of America Corp.	46,057	635,587
Citigroup, Inc.	26,040	1,263,200
NASDAQ OMX Group, Inc. (The)	1,303	41,813

Total Diversified Financial Services		1,940,600
Diversified Telecommunication Services –1.0%
Verizon Communications, Inc.	5,834	272,214
Electric Utilities – 1.4%
American Electric Power Co., Inc.	3,192	138,373
Edison International	2,738	126,112
NV Energy, Inc.	1,554	36,690
OGE Energy Corp.	1,008	36,379
PNM Resources, Inc.	433	9,799
Portland General Electric Co.	465	13,127
UNS Energy Corp.	181	8,438

Total Electric Utilities		368,918
Electrical Equipment – 0.3%
Belden, Inc.	287	18,382
EnerSys	415	25,161
Generac Holdings, Inc.	309	13,176
General Cable Corp.	142	4,509
Regal-Beloit Corp.	275	18,681

Total Electrical Equipment		79,909
Electronic Equipment, Instruments & Components – 0.2%
Ingram Micro, Inc. Class A*	1,835	42,297
Energy Equipment & Services – 1.7%
Bristow Group, Inc.	221	16,080
Dresser-Rand Group, Inc.*	337	21,029
Halliburton Co.	7,465	359,440
Investments	Shares	Value

Patterson-UTI Energy, Inc.	1,322	$28,264
RPC, Inc.(a)	1,929	29,842

Total Energy Equipment & Services		454,655
Food & Staples Retailing – 10.6%
Costco Wholesale Corp.	1,831	210,785
CVS Caremark Corp.	7,229	410,246
Kroger Co. (The)	4,060	163,780
Safeway, Inc.	2,000	63,980
Sysco Corp.	3,155	100,424
Walgreen Co.	4,465	240,217
Wal-Mart Stores, Inc.	21,143	1,563,736

Total Food & Staples Retailing		2,753,168
Food Products – 2.3%
Archer-Daniels-Midland Co.	4,839	178,269
Campbell Soup Co.	1,838	74,825
ConAgra Foods, Inc.	1,927	58,465
Flowers Foods, Inc.	699	14,987
Hain Celestial Group, Inc. (The)*	186	14,344
Hormel Foods Corp.	1,221	51,429
Ingredion, Inc.	632	41,819
McCormick & Co., Inc.	579	37,461
Seaboard Corp.	10	27,480
Tyson Foods, Inc. Class A	3,269	92,447

Total Food Products		591,526
Gas Utilities – 0.2%
Atmos Energy Corp.	481	20,486
UGI Corp.	696	27,234

Total Gas Utilities		47,720
Health Care Equipment & Supplies – 3.8%
Abbott Laboratories	23,901	793,274
Boston Scientific Corp.*	9,831	115,416
CareFusion Corp.*	1,195	44,095
STERIS Corp.	302	12,974
Teleflex, Inc.	192	15,798
West Pharmaceutical Services, Inc.	298	12,263

Total Health Care Equipment & Supplies		993,820
Health Care Providers & Services – 3.2%
Air Methods Corp.	185	7,881
AmerisourceBergen Corp.	1,307	79,858
Cigna Corp.	2,836	217,975
Community Health Systems, Inc.	862	35,773
Davita Healthcare Partners, Inc.*	1,052	59,859
Health Management Associates, Inc. Class A*	1,568	20,070
HealthSouth Corp.	585	20,171
Henry Schein, Inc.*	446	46,250
LifePoint Hospitals, Inc.*	313	14,595
McKesson Corp.	1,463	187,703
Omnicare, Inc.	846	46,953
Team Health Holdings, Inc.*	263	9,978
Tenet Healthcare Corp.*	531	21,872
Universal Health Services, Inc. Class B	692	51,893

Total Health Care Providers & Services		820,831

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2013

Investments	Shares	Value

Hotels, Restaurants & Leisure – 0.6%
Brinker International, Inc.	421	$17,063
Cheesecake Factory, Inc. (The)	269	11,823
Cracker Barrel Old Country Store, Inc.	147	15,176
Penn National Gaming, Inc.*	376	20,815
Six Flags Entertainment Corp.	802	27,100
Vail Resorts, Inc.	42	2,914
Wyndham Worldwide Corp.	816	49,751

Total Hotels, Restaurants & Leisure		144,642
Household Durables – 1.8%
D.R. Horton, Inc.	4,424	85,958
Jarden Corp.*	710	34,364
Leggett & Platt, Inc.	764	23,035
Lennar Corp. Class A	1,835	64,959
Mohawk Industries, Inc.*	246	32,042
Newell Rubbermaid, Inc.	1,964	54,010
NVR, Inc.*	18	16,545
PulteGroup, Inc.	1,382	22,803
Toll Brothers, Inc.*	1,549	50,234
Whirlpool Corp.	541	79,224

Total Household Durables		463,174
Household Products – 1.0%
Energizer Holdings, Inc.	453	41,291
Kimberly-Clark Corp.	2,125	200,218
Spectrum Brands Holdings, Inc.	261	17,184

Total Household Products		258,693
Independent Power Producers & Energy Traders – 0.1%
NRG Energy, Inc.	767	20,962
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	471	33,107
Insurance – 14.5%
Aflac, Inc.	4,737	293,647
Allstate Corp. (The)	3,881	196,185
American Financial Group, Inc.	559	30,219
American International Group, Inc.	15,867	771,612
American National Insurance Co.	178	17,451
AmTrust Financial Services, Inc.	478	18,671
Assurant, Inc.	867	46,905
Berkshire Hathaway, Inc. Class B*	11,432	1,297,646
Chubb Corp. (The)	1,439	128,445
Cincinnati Financial Corp.	737	34,757
CNO Financial Group, Inc.	3,192	45,965
Fidelity National Financial, Inc. Class A	1,415	37,639
First American Financial Corp.	961	23,400
Hanover Insurance Group, Inc. (The)	88	4,868
Hartford Financial Services Group, Inc.	4,734	147,322
HCC Insurance Holdings, Inc.	789	34,574
Lincoln National Corp.	3,408	143,102
Primerica, Inc.	450	18,153
Principal Financial Group, Inc.	1,856	79,474
Protective Life Corp.	594	25,275
Torchmark Corp.	754	54,552
Travelers Cos., Inc. (The)	2,365	200,481
Investments	Shares	Value

Unum Group	2,805	$85,384
W.R. Berkley Corp.	959	41,103

Total Insurance		3,776,830
Internet & Catalog Retail – 0.9%
Expedia, Inc.	676	35,010
HSN, Inc.	319	17,105
Liberty Interactive Corp. Class A*	7,378	173,162

Total Internet & Catalog Retail		225,277
Internet Software & Services – 0.1%
AOL, Inc.*	319	11,031
ValueClick, Inc.*	314	6,547

Total Internet Software & Services		17,578
IT Services – 0.5%
Computer Sciences Corp.	1,189	61,519
Convergys Corp.	837	15,694
CoreLogic, Inc.*	665	17,988
DST Systems, Inc.	418	31,522
MAXIMUS, Inc.	208	9,368

Total IT Services		136,091
Life Sciences Tools & Services – 0.7%
Covance, Inc.*	237	20,491
PAREXEL International Corp.*	196	9,845
Thermo Fisher Scientific, Inc.	1,696	156,287

Total Life Sciences Tools & Services		186,623
Machinery – 1.3%
AGCO Corp.	1,119	67,610
Flowserve Corp.	849	52,969
Manitowoc Co., Inc. (The)	632	12,375
Middleby Corp.*	85	17,757
Oshkosh Corp.*	707	34,629
Snap-On, Inc.	393	39,104
Terex Corp.*	747	25,099
Toro Co. (The)	318	17,283
Trinity Industries, Inc.	648	29,387
Valmont Industries, Inc.	163	22,642
Wabtec Corp.	492	30,932

Total Machinery		349,787
Media – 10.6%
CBS Corp. Class B	3,659	201,831
Cinemark Holdings, Inc.	606	19,234
Comcast Corp. Class A	12,507	564,691
Discovery Communications, Inc. Class A*	1,208	101,979
Gannett Co., Inc.	2,851	76,378
Interpublic Group of Cos., Inc. (The)	3,304	56,763
Madison Square Garden, Inc. Class A*	228	13,240
News Corp. Class A*	3,343	53,689
Time Warner, Inc.	5,198	342,080
Twenty-First Century Fox, Inc. Class A	13,374	448,029
Viacom, Inc. Class B	3,360	280,829
Walt Disney Co. (The)	9,033	582,538
Washington Post Co. (The) Class B	40	24,454

Total Media		2,765,735

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2013

Investments	Shares	Value

Metals & Mining – 0.4%
Commercial Metals Co.	738	$12,509
Reliance Steel & Aluminum Co.	616	45,135
Steel Dynamics, Inc.	1,500	25,065
Worthington Industries, Inc.	510	17,559

Total Metals & Mining		100,268
Multiline Retail – 1.1%
Dillard’s, Inc. Class A	419	32,808
Target Corp.	4,038	258,351

Total Multiline Retail		291,159
Multi-Utilities – 1.2%
Black Hills Corp.	187	9,324
CenterPoint Energy, Inc.	2,248	53,885
CMS Energy Corp.	1,535	40,401
DTE Energy Co.	940	62,021
Sempra Energy	1,475	126,260
Vectren Corp.	437	14,574

Total Multi-Utilities		306,465
Office Electronics – 0.6%
Xerox Corp.	14,573	149,956
Oil, Gas & Consumable Fuels – 4.3%
CVR Energy, Inc.	1,018	39,213
Delek US Holdings, Inc.	785	16,556
Hess Corp.	2,966	229,391
HollyFrontier Corp.	3,613	152,143
Marathon Petroleum Corp.	4,250	273,360
Murphy Oil Corp.	1,582	95,426
Semgroup Corp. Class A	29	1,654
Targa Resources Corp.	101	7,369
Tesoro Corp.	1,624	71,424
Valero Energy Corp.	5,440	185,776
Western Refining, Inc.(a)	1,311	39,382

Total Oil, Gas & Consumable Fuels		1,111,694
Paper & Forest Products – 0.4%
International Paper Co.	2,423	108,550
Pharmaceuticals – 1.9%
Actavis, Inc.*	359	51,696
Eli Lilly & Co.	6,096	306,812
Medicines Co. (The)*	147	4,927
Mylan, Inc.*	3,166	120,846

Total Pharmaceuticals		484,281
Professional Services – 0.2%
Manpowergroup, Inc.	484	35,206
Robert Half International, Inc.	637	24,862

Total Professional Services		60,068
Real Estate Investment Trusts (REITs) – 0.2%
Corrections Corp. of America	424	14,649
Geo Group, Inc. (The)	384	12,768
Ryman Hospitality Properties, Inc.(a)	104	3,589
Weyerhaeuser Co.	861	24,651

Total Real Estate Investment Trusts (REITs)		55,657
Investments	Shares	Value

Real Estate Management & Development – 0.2%
CBRE Group, Inc. Class A*	1,377	$31,850
Jones Lang LaSalle, Inc.	227	19,817

Total Real Estate Management & Development		51,667
Road & Rail – 0.8%
AMERCO	161	29,645
Avis Budget Group, Inc.*	1,578	45,494
Genesee & Wyoming, Inc. Class A*	178	16,549
Hertz Global Holdings, Inc.*	1,985	43,987
JB Hunt Transport Services, Inc.	448	32,673
Ryder System, Inc.	378	22,567
Swift Transportation Co.*	1,034	20,876

Total Road & Rail		211,791
Specialty Retail – 4.4%
AutoNation, Inc.*	761	39,701
Cabela’s, Inc.*	322	20,296
CarMax, Inc.*	1,012	49,052
CST Brands, Inc.	618	18,416
GameStop Corp. Class A	1,233	61,218
Gap, Inc. (The)	3,007	121,122
Home Depot, Inc. (The)	6,127	464,733
Lowe’s Cos., Inc.	5,188	247,001
Lumber Liquidators Holdings, Inc.*	67	7,146
Murphy USA, Inc.*	395	15,954
Penske Automotive Group, Inc.	711	30,381
Pier 1 Imports, Inc.	593	11,575
Urban Outfitters, Inc.*	588	21,621
Williams-Sonoma, Inc.	497	27,931

Total Specialty Retail		1,136,147
Textiles, Apparel & Luxury Goods – 0.4%
Columbia Sportswear Co.	163	9,818
Hanesbrands, Inc.	579	36,077
PVH Corp.	465	55,191

Total Textiles, Apparel & Luxury Goods		101,086
Thrifts & Mortgage Finance – 0.2%
Nationstar Mortgage Holdings, Inc.*(a)	474	26,653
Ocwen Financial Corp.*	488	27,216

Total Thrifts & Mortgage Finance		53,869
Trading Companies & Distributors – 0.4%
Beacon Roofing Supply, Inc.*	215	7,927
GATX Corp.	280	13,305
United Rentals, Inc.*	775	45,175
WESCO International, Inc.*	351	26,862

Total Trading Companies & Distributors		93,269
Wireless Telecommunication Services – 0.2%
T-Mobile US, Inc.*	1,637	42,513
TOTAL COMMON STOCKS (Cost: $21,653,001)		26,019,702

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

September 30, 2013

Investments	Shares	Value

EXCHANGE-TRADED FUNDS – 0.1%
WisdomTree Earnings 500 Fund(b)	187	$10,960
WisdomTree MidCap Earnings Fund(b)	60	4,728

TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,696)		15,688
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $138,781)(d)	138,781	138,781
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $21,804,478)(e)		26,174,171
Liabilities in Excess of Other Assets – (0.4)%		(116,870)

NET ASSETS – 100.0%		$26,057,301
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 8).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund’s securities on loan was $135,186 and the total market value of the collateral held by the Fund was $138,781.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2013

Investments	Shares	Value

INDIA – 99.8%
COMMON STOCKS – 99.8%
Auto Components – 0.4%
Bharat Forge Ltd.	366,410	$1,466,401
Exide Industries Ltd.	873,172	1,804,086
Motherson Sumi Systems Ltd.	139,348	511,829

Total Auto Components		3,782,316
Automobiles – 7.5%
Bajaj Auto Ltd.	249,963	7,935,292
Hero MotoCorp Ltd.	254,111	8,155,459
Mahindra & Mahindra Ltd.	1,265,631	16,727,839
Maruti Suzuki India Ltd.	239,169	5,190,049
Tata Motors Ltd.	5,895,422	31,311,043

Total Automobiles		69,319,682
Biotechnology – 0.1%
Biocon Ltd.	121,604	655,949
Capital Markets – 0.0%
JM Financial Ltd.	447,647	149,800
Chemicals – 1.3%
Asian Paints Ltd.	484,111	3,551,281
Berger Paints India Ltd.	27,104	93,969
Castrol India Ltd.	171,001	845,650
Chambal Fertilizers & Chemicals Ltd.	756,910	432,831
Coromandel International Ltd.	355,421	1,328,748
Godrej Industries Ltd.	93,383	400,053
Gujarat Fluorochemicals Ltd.	118,542	447,053
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	28
Pidilite Industries Ltd.	112,296	450,224
Tata Chemicals Ltd.	363,290	1,380,508
United Phosphorus Ltd.	1,381,507	3,196,411

Total Chemicals		12,126,756
Commercial Banks – 13.2%
Allahabad Bank	1,090,271	1,323,546
Axis Bank Ltd.	978,120	15,746,318
Bank of Baroda	723,971	5,707,466
Bank of India	1,294,803	3,266,738
Canara Bank	1,072,154	3,792,485
HDFC Bank Ltd.	2,079,667	19,700,448
ICICI Bank Ltd.	1,988,467	28,066,590
IDBI Bank Ltd.	2,394,308	2,235,401
Indian Overseas Bank	1,399,221	987,869
IndusInd Bank Ltd.	431,897	2,543,919
Jammu & Kashmir Bank Ltd.	200,885	3,653,665
Karnataka Bank Ltd.	947,949	1,263,579
Oriental Bank of Commerce	618,229	1,429,417
State Bank of India	878,186	22,652,864
UCO Bank	1,824,580	1,688,913
Union Bank of India Ltd.	1,374,232	2,406,909
Vijaya Bank Ltd.	1,502,168	861,398
Yes Bank Ltd.	801,507	3,678,828

Total Commercial Banks		121,006,353
Investments	Shares	Value

Construction & Engineering – 1.5%
Engineers India Ltd.	184,855	$512,002
Era Infra Engineering Ltd.*	376,782	660,820
GMR Infrastructure Ltd.	333,406	115,564
IRB Infrastructure Developers Ltd.	1,442,120	1,726,490
Larsen & Toubro Ltd.	789,826	9,950,887
Voltas Ltd.	715,559	844,658

Total Construction & Engineering		13,810,421
Construction Materials – 1.5%
ACC Ltd.	143,240	2,544,138
Ambuja Cements Ltd.	1,719,405	5,013,615
India Cements Ltd.	707,268	574,468
Madras Cements Ltd.	218,672	622,956
Ultratech Cement Ltd.	179,264	5,180,774

Total Construction Materials		13,935,951
Consumer Finance – 1.5%
Bajaj Finance Ltd.	41,846	779,036
Mahindra & Mahindra Financial Services Ltd.	957,545	3,940,763
Manappuram Finance Ltd.	3,363,093	778,929
Muthoot Finance Ltd.	822,276	1,189,315
Shriram City Union Finance Ltd.	23,685	400,286
Shriram Transport Finance Co., Ltd.	776,447	7,117,069

Total Consumer Finance		14,205,398
Diversified Financial Services – 3.4%
Credit Analysis & Research Ltd.	10,115	89,477
CRISIL Ltd.	11,084	208,605
IDFC Ltd.	5,867,639	8,252,466
IFCI Ltd.*	4,056,090	1,409,152
Kotak Mahindra Bank Ltd.	573,497	6,211,777
L&T Finance Holdings Ltd.	853,522	879,358
Multi Commodity Exchange of India Ltd.	64,153	390,523
Power Finance Corp., Ltd.	2,802,210	5,859,105
Rural Electrification Corp., Ltd.	2,661,178	7,993,523

Total Diversified Financial Services		31,293,986
Electric Utilities – 2.1%
CESC Ltd.	363,881	1,969,799
Power Grid Corp. of India Ltd.	5,341,434	8,365,588
Reliance Infrastructure Ltd.	1,588,381	9,400,130

Total Electric Utilities		19,735,517
Electrical Equipment – 1.8%
ABB India Ltd.	10,414	90,234
Amara Raja Batteries Ltd.	68,034	316,018
Bharat Heavy Electricals Ltd.	6,766,457	14,850,430
Havells India Ltd.	159,158	1,616,494

Total Electrical Equipment		16,873,176
Food Products – 0.6%
Britannia Industries Ltd.	9,050	118,826
GlaxoSmithKline Consumer Healthcare Ltd.	22,346	1,548,068
McLeod Russel India Ltd.	183,865	736,870
Nestle India Ltd.	27,566	2,298,253
Tata Global Beverages Ltd.	450,560	1,035,270

Total Food Products		5,737,287

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2013

Investments	Shares	Value

Gas Utilities – 1.2%
GAIL India Ltd.	1,722,258	$9,017,749
Gujarat State Petronet Ltd.	1,020,710	894,273
Indraprastha Gas Ltd.	223,209	960,328

Total Gas Utilities		10,872,350
Health Care Providers & Services – 0.2%
Apollo Hospitals Enterprise Ltd.	99,109	1,471,714
Fortis Healthcare Ltd.*	256,176	399,578

Total Health Care Providers & Services		1,871,292
Hotels, Restaurants & Leisure – 0.0%
Jubilant Foodworks Ltd.*	14,743	272,288
Household Durables – 0.0%
TTK Prestige Ltd.	1,505	80,051
Videocon Industries Ltd.*	93,080	268,067

Total Household Durables		348,118
Household Products – 1.3%
Hindustan Unilever Ltd.	1,196,392	11,990,674
Independent Power Producers & Energy Traders – 3.0%
Jaiprakash Power Ventures Ltd.*	2,563,091	626,392
JSW Energy Ltd.	2,579,631	1,808,894
NHPC Ltd.	12,731,689	3,975,793
NTPC Ltd.	9,154,259	21,560,506

Total Independent Power Producers & Energy Traders		27,971,585
Industrial Conglomerates – 0.6%
Aditya Birla Nuvo Ltd.	135,598	2,690,517
Jaiprakash Associates Ltd.	2,808,899	1,565,859
Siemens Ltd.	133,428	1,017,893

Total Industrial Conglomerates		5,274,269
Insurance – 0.3%
Bajaj Finserv Ltd.	259,417	2,508,810
IT Services – 14.9%
eClerx Services Ltd.	30,381	410,499
HCL Technologies Ltd.	618,984	10,749,292
Hexaware Technologies Ltd.	908,985	1,866,465
Infosys Ltd.	1,473,308	70,906,110
MindTree Ltd.	89,504	1,742,901
Mphasis Ltd.	269,532	1,888,941
Tata Consultancy Services Ltd.	981,328	30,218,099
Tech Mahindra Ltd.	175,263	3,739,439
Wipro Ltd.	1,974,702	14,921,057

Total IT Services		136,442,803
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	130,787	2,027,141
Machinery – 0.4%
Ashok Leyland Ltd.	4,180,508	1,011,655
Cummins India Ltd.	230,773	1,504,881
Eicher Motors Ltd.	10,312	586,444
Thermax Ltd.	42,500	397,812

Total Machinery		3,500,792
Media – 0.7%
Sun TV Network Ltd.	315,971	1,984,503
Investments	Shares	Value

Zee Entertainment Enterprises Ltd.	1,094,766	$3,995,751

Total Media		5,980,254
Metals & Mining – 6.1%
Bhushan Steel Ltd.	416,172	3,195,161
Gujarat Mineral Development Corp., Ltd.	425,494	611,004
Hindalco Industries Ltd.	6,538,540	11,686,968
Hindustan Copper Ltd.	123,375	123,858
Hindustan Zinc Ltd.	1,606,063	3,426,079
Jindal Steel & Power Ltd.	2,542,356	9,563,531
JSW Steel Ltd.	366,853	4,275,606
NMDC Ltd.	4,552,409	8,733,237
Sesa Goa Ltd.	3,515,664	10,150,248
Steel Authority of India Ltd.	4,955,614	3,953,884

Total Metals & Mining		55,719,576
Oil, Gas & Consumable Fuels – 20.0%
Bharat Petroleum Corp., Ltd.	845,903	4,475,767
Cairn India Ltd.	4,956,793	25,245,163
Coal India Ltd.	3,298,160	15,512,231
Hindustan Petroleum Corp., Ltd.	463,400	1,422,287
Indian Oil Corp., Ltd.	1,452,614	4,822,711
Oil & Natural Gas Corp., Ltd.	10,258,491	43,890,054
Petronet LNG Ltd.	1,537,558	2,915,232
Reliance Industries Ltd.	6,513,191	85,559,433

Total Oil, Gas & Consumable Fuels		183,842,878
Personal Products – 0.8%
Colgate-Palmolive India Ltd.	45,783	906,738
Dabur India Ltd.	748,878	2,027,551
Godrej Consumer Products Ltd.	257,617	3,445,661
Marico Ltd.	185,874	652,882

Total Personal Products		7,032,832
Pharmaceuticals – 4.6%
Aurobindo Pharma Ltd.	334,458	1,081,025
Cadila Healthcare Ltd.	130,412	1,415,878
Cipla Ltd.	814,981	5,630,210
Dr. Reddy’s Laboratories Ltd.	188,442	7,167,298
GlaxoSmithKline Pharmaceuticals Ltd.	16,256	640,853
Glenmark Pharmaceuticals Ltd.	374,415	3,175,396
Ipca Laboratories Ltd.	57,585	658,036
Lupin Ltd.	347,501	4,750,559
Ranbaxy Laboratories Ltd.*	433,851	2,288,970
Sun Pharmaceutical Industries Ltd.	1,238,904	11,740,943
Torrent Pharmaceuticals Ltd.	62,028	434,161
Wockhardt Ltd.	399,405	3,339,805

Total Pharmaceuticals		42,323,134
Real Estate Management & Development – 0.5%
DLF Ltd.	760,314	1,555,119
Housing Development & Infrastructure Ltd.*	1,183,174	684,145
Oberoi Realty Ltd.	173,111	467,583
Prestige Estates Projects Ltd.	93,121	174,699
Sobha Developers Ltd.	71,644	321,686
Unitech Ltd.*	4,391,900	1,101,395

Total Real Estate Management & Development		4,304,627

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2013

Investments	Shares		Value

Road & Rail – 0.3%
Container Corp. of India	246,383		$2,822,356
Software – 0.5%
KPIT Cummins Infosystems Ltd.	247,668		516,659
NIIT Technologies Ltd.	137,397		618,347
Oracle Financial Services Software Ltd.*	57,015		2,799,431
Vakrangee Software Ltd.	178,190		204,077

Total Software			4,138,514
Specialty Retail – 0.1%
PC Jeweller Ltd.	389,309		583,606
Textiles, Apparel & Luxury Goods – 0.3%
Arvind Ltd.	1,420,881		1,766,881
Bata India Ltd.	11,634		159,174
Titan Industries Ltd.	334,841		1,241,380

Total Textiles, Apparel & Luxury Goods			3,167,435
Thrifts & Mortgage Finance – 4.9%
Housing Development Finance Corp.	3,431,544		41,890,544
LIC Housing Finance Ltd.	1,049,460		3,150,643

Total Thrifts & Mortgage Finance			45,041,187
Tobacco – 1.9%
ITC Ltd.	3,197,778		17,387,168
Trading Companies & Distributors – 0.4%
Adani Enterprises Ltd.	1,523,384		3,424,907
Transportation Infrastructure – 0.4%
Adani Ports and Special Economic Zone	1,487,891		3,280,942
Wireless Telecommunication Services – 1.3%
Bharti Airtel Ltd.	1,269,993		6,464,073
Bharti Infratel Ltd.	217,413		543,142
Idea Cellular Ltd.	1,067,163		2,867,984
Reliance Communications Ltd.	1,020,263		2,393,189

Total Wireless Telecommunication Services			12,268,388
TOTAL COMMON STOCKS (Cost: $911,982,735)			917,030,518

	Principal Amount
FOREIGN CORPORATE BOND – 0.0%
Chemicals – 0.0%
Coromandel International Ltd. 9.00%, 7/23/16
(Cost: $79,551)	4,115,040	INR	63,276
TOTAL INVESTMENTS IN SECURITIES –99.8% (Cost: $912,062,286)(a)			917,093,794
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%			1,584,902

NET ASSETS – 100.0%			$918,678,696

INR – Indian Rupee

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic and International Earnings Funds

September 30, 2013

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$43,822,052	$65,537,418	$275,247,374	$241,530,363	$21,791,782	$912,062,286

Investment in affiliates, at cost (Note 8)	—	110,509	570,854	415,978	12,696	—

Foreign currency, at cost	—	—	—	—	—	1,930,297
Investments in securities, at value (including securities on loan) (Note 2)[1]	57,925,966	81,650,148	340,839,587	301,774,965	26,158,483	917,093,794

Investment in affiliates, at value (Note 8)	—	126,914	688,457	503,626	15,688	—

Cash	40,309	16,648	1,412,656	529,074	49,214	7,315,776

Foreign currency, at value	—	—	—	—	—	1,990,108

Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	4,860

Receivables:

Dividends and interest	62,347	89,127	254,807	190,155	20,809	1,031,458

Investment securities sold	—	—	—	—	—	3,803,989
Total Assets	58,028,622	81,882,837	343,195,507	302,997,820	26,244,194	931,239,985
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	6,145

Payables:

Note payable (Note 9)	—	—	—	—	—	8,319,000

Note interest payable (Note 9)	—	—	—	—	—	48,967

Investment of cash collateral for securities loaned (Note 2)	506,145	104,162	12,398,277	24,395,715	138,781	—

Investment securities purchased	—	—	—	1,521,001	39,872	3,596,924

Advisory fees (Note 3)	13,257	18,030	99,218	82,624	8,146	587,140

Service fees (Note 2)	208	284	1,152	959	94	3,113
Total Liabilities	519,610	122,476	12,498,647	26,000,299	186,893	12,561,289
NET ASSETS	$57,509,012	$81,760,361	$330,696,860	$276,997,521	$26,057,301	$918,678,696
NET ASSETS:

Paid-in capital	$49,711,802	$85,462,240	$285,604,632	$241,398,569	$30,881,423	$1,279,317,955

Undistributed net investment income	38,465	53,474	243,158	231,802	14,669	2,494,123

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(6,345,169)	(19,884,488)	(20,860,746)	(24,965,100)	(9,208,484)	(368,252,899)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	14,103,914	16,129,135	65,709,816	60,332,250	4,369,693	5,119,517
NET ASSETS	$57,509,012	$81,760,361	$330,696,860	$276,997,521	$26,057,301	$918,678,696
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	950,000	1,400,000	4,200,000	3,750,000	500,000	60,200,000
Net asset value per share	$60.54	$58.40	$78.74	$73.87	$52.11	$15.26
[1]	Market value of securities out on loan were as follows: $588,939, $202,189, $12,449,773, $23,858,252, $135,186 and $0, respectively.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Statements of Operations (unaudited)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2013

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree LargeCap Value Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends[1]	$596,798	$814,588	$2,096,185	$1,455,133	$199,031	$12,846,090

Dividends from affiliates (Note 8)	—	3,611	8,979	5,857	437	—

Interest[2]	—	—	—	—	—	1,027

Securities lending income (Note 2)	3,418	576	128,490	131,075	823	—
Total investment income	600,216	818,775	2,233,654	1,592,065	200,291	12,847,117
EXPENSES:

Advisory fees (Note 3)	78,739	103,829	480,504	417,531	48,468	3,655,410

Service fees (Note 2)	1,237	1,632	5,564	4,835	561	19,378

Interest expense (Note 9)	—	—	—	—	—	48,967
Total expenses	79,976	105,461	486,068	422,366	49,029	3,723,755
Expense waivers (Note 3)	—	(81)	(395)	(381)	—	—
Net expenses	79,976	105,380	485,673	421,985	49,029	3,723,755
Net investment income	520,240	713,395	1,747,981	1,170,080	151,262	9,123,362
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	162,602	56,083	1,052,670	2,146,403	1,041,486	(99,149,819)

Investment transactions in affiliates (Note 8)	—	2,233	40,820	154,110	2,683	—

Forward foreign currency contracts and foreign currency related transactions	—	—	—	—	—	(2,309,915)
Net realized gain (loss)	162,602	58,316	1,093,490	2,300,513	1,044,169	(101,459,734)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	3,994,297	4,867,772	27,092,676	30,959,743	572,480	(31,426,419)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	81,998
Net change in unrealized appreciation (depreciation)	3,994,297	4,867,772	27,092,676	30,959,743	572,480	(31,344,421)
Net realized and unrealized gain (loss) on investments	4,156,899	4,926,088	28,186,166	33,260,256	1,616,649	(132,804,155)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,677,139	$5,639,483	$29,934,147	$34,430,336	$1,767,911	$(123,680,793)
[1]	Net of foreign withholding tax of $1, $0, $0, $64, $0 and $0, respectively.

[2]	Net of foreign withholding tax of $0, $0, $0, $0, $0 and $1,252, respectively.

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$520,240	$979,315	$713,395	$1,277,884	$1,747,981	$2,899,760

Net realized gain on investments	162,602	16,278	58,316	2,867,323	1,093,490	7,988,628

Net change in unrealized appreciation (depreciation) on investments	3,994,297	5,511,294	4,867,772	2,790,109	27,092,676	18,041,669
Net increase in net assets resulting from operations	4,677,139	6,506,887	5,639,483	6,935,316	29,934,147	28,930,057
DIVIDENDS:
Net investment income	(497,021)	(982,617)	(679,526)	(1,286,555)	(1,611,252)	(2,891,169)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	—	4,778,997	11,446,888	5,113,221	90,731,266	70,909,321

Cost of shares redeemed	—	—	—	(14,595,053)	—	(43,901,246)
Net increase (decrease) in net assets resulting from capital share transactions	—	4,778,997	11,446,888	(9,481,832)	90,731,266	27,008,075
Net Increase (Decrease) in Net Assets	4,180,118	10,303,267	16,406,845	(3,833,071)	119,054,161	53,046,963
NET ASSETS:

Beginning of period	$53,328,894	$43,025,627	$65,353,516	$69,186,587	$211,642,699	$158,595,736

End of period	$57,509,012	$53,328,894	$81,760,361	$65,353,516	$330,696,860	$211,642,699
Undistributed net investment income included in net assets at end of period	$38,465	$15,246	$53,474	$19,605	$243,158	$106,429
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	950,000	850,000	1,200,000	1,400,000	3,000,000	2,600,000

Shares created	—	100,000	200,000	100,000	1,200,000	1,100,000

Shares redeemed	—	—	—	(300,000)	—	(700,000)
Shares outstanding, end of period	950,000	950,000	1,400,000	1,200,000	4,200,000	3,000,000

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree LargeCap Value Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,170,080	$2,757,859	$151,262	$632,291	$9,123,362	$9,099,659

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	2,300,513	7,235,907	1,044,169	2,354,013	(101,459,734)	(66,257,013)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	30,959,743	11,327,907	572,480	149,410	(31,344,421)	15,294,724
Net increase (decrease) in net assets resulting from operations	34,430,336	21,321,673	1,767,911	3,135,714	(123,680,793)	(41,862,630)
DIVIDENDS:
Net investment income	(1,018,754)	(2,911,993)	(138,295)	(639,542)	(6,974,988)	(8,238,846)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sales of shares	62,898,931	69,178,619	—	—	225,393,273	353,585,574

Cost of shares redeemed	—	(54,028,178)	—	(9,083,944)	(247,133,006)	(148,433,967)
Net increase (decrease) in net assets resulting from capital share transactions	62,898,931	15,150,441	—	(9,083,944)	(21,739,733)	205,151,607
Net Increase (Decrease) in Net Assets	96,310,513	33,560,121	1,629,616	(6,587,772)	(152,395,514)	155,050,131
NET ASSETS:

Beginning of period	$180,687,008	$147,126,887	$24,427,685	$31,015,457	$1,071,074,210	$916,024,079

End of period	$276,997,521	$180,687,008	$26,057,301	$24,427,685	$918,678,696	$1,071,074,210
Undistributed net investment income included in net assets at end of period	$231,802	$80,476	$14,669	$1,702	$2,494,123	$345,749
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,850,000	2,600,000	500,000	700,000	59,600,000	47,600,000

Shares created	900,000	1,200,000	—	—	15,200,000	20,000,000

Shares redeemed	—	(950,000)	—	(200,000)	(14,600,000)	(8,000,000)
Shares outstanding, end of period	3,750,000	2,850,000	500,000	500,000	60,200,000	59,600,000

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$56.14	$50.62	$47.12	$41.56	$27.52	$45.32
Investment operations:
Net investment income[1]	0.55	1.07	0.88	0.77	0.70	0.87
Net realized and unrealized gain (loss)	4.37	5.51	3.58	5.55	14.03	(17.87)
Total from investment operations	4.92	6.58	4.46	6.32	14.73	(17.00)
Dividends to shareholders:
Net investment income	(0.52)	(1.06)	(0.96)	(0.76)	(0.69)	(0.80)
Net asset value, end of period	$60.54	$56.14	$50.62	$47.12	$41.56	$27.52

TOTAL RETURN[2]	8.80%	13.23%	9.74%	15.44%	53.82%	(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,509	$53,329	$43,026	$54,193	$47,789	$16,511
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.85%[4]	2.10%	1.90%	1.82%	1.92%	2.33%
Portfolio turnover rate[5]	1%	13%	12%	9%	16%	23%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$54.46	$49.42	$45.59	$40.75	$27.77	$45.77
Investment operations:
Net investment income[1]	0.55	1.04	0.88	0.77	0.68	0.91
Net realized and unrealized gain (loss)	3.89	5.10	3.84	4.84	12.98	(18.07)
Total from investment operations	4.44	6.14	4.72	5.61	13.66	(17.16)
Dividends to shareholders:
Net investment income	(0.50)	(1.10)	(0.89)	(0.77)	(0.68)	(0.84)
Net asset value, end of period	$58.40	$54.46	$49.42	$45.59	$40.75	$27.77

TOTAL RETURN[2]	8.19%	12.66%	10.60%	13.99%	49.49%	(37.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$81,760	$65,354	$69,187	$63,832	$77,422	$59,714
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Expenses, prior to expense waivers	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.92%[4]	2.12%	1.98%	1.87%	1.95%	2.49%
Portfolio turnover rate[5]	1%	13%	16%	12%	21%	21%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$70.55	$61.00	$58.75	$47.22	$26.19	$42.08
Investment operations:
Net investment income[1]	0.51	1.09	0.62	0.73	0.61	0.54
Net realized and unrealized gain (loss)	8.14	9.54	2.20	11.50	20.92	(15.88)
Total from investment operations	8.65	10.63	2.82	12.23	21.53	(15.34)
Dividends to shareholders:
Net investment income	(0.46)	(1.08)	(0.57)	(0.70)	(0.50)	(0.55)
Net asset value, end of period	$78.74	$70.55	$61.00	$58.75	$47.22	$26.19

TOTAL RETURN[2]	12.32%	17.75%	4.92%	26.15%	82.49%	(36.73)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$330,697	$211,643	$158,596	$105,745	$54,306	$14,406
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.38%[4]	1.80%	1.11%	1.45%	1.54%	1.49%
Portfolio turnover rate[5]	2%	39%	38%	18%	19%	39%

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$63.40	$56.59	$54.97	$44.33	$23.25	$38.96
Investment operations:
Net investment income[1]	0.37	1.03	0.74	0.65	0.37	0.47
Net realized and unrealized gain (loss)	10.40	6.86	1.59	10.60	20.96	(15.64)
Total from investment operations	10.77	7.89	2.33	11.25	21.33	(15.17)
Dividends to shareholders:
Net investment income	(0.30)	(1.08)	(0.71)	(0.61)	(0.25)	(0.54)
Net asset value, end of period	$73.87	$63.40	$56.59	$54.97	$44.33	$23.25

TOTAL RETURN[2]	17.03%	14.20%	4.39%	25.57%	91.88%	(39.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$276,998	$180,687	$147,127	$134,672	$95,306	$13,948
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.06%[4]	1.83%	1.43%	1.37%	0.97%	1.49%
Portfolio turnover rate[5]	5%	50%	41%	19%	16%	51%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010*	For the Year Ended March 31, 2009
Net asset value, beginning of period	$48.86	$44.31	$43.02	$37.01	$24.24	$43.53
Investment operations:
Net investment income[1]	0.30	1.02	0.75	0.49	0.65	0.86
Net realized and unrealized gain (loss)	3.23	4.56	1.26	6.04	12.75	(19.33)
Total from investment operations	3.53	5.58	2.01	6.53	13.40	(18.47)
Dividends to shareholders:
Net investment income	(0.28)	(1.03)	(0.72)	(0.52)	(0.63)	(0.82)
Net asset value, end of period	$52.11	$48.86	$44.31	$43.02	$37.01	$24.24

TOTAL RETURN[2]	7.24%	12.81%	4.83%	17.86%	55.57%	(42.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,057	$24,428	$31,015	$25,812	$35,164	$20,607
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.19%[4]	2.26%	1.84%	1.33%	2.01%	2.60%
Portfolio turnover rate[5]	67%	65%	62%	6%	71%	54%

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2013 (unaudited)	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$17.97	$19.24	$24.87	$23.25	$10.99	$22.57
Investment operations:
Net investment income[1]	0.17	0.17	0.19	0.09	0.04	0.12
Net realized and unrealized gain (loss)	(2.75)	(1.29)	(5.65)	1.67	12.27	(11.60)
Total from investment operations	(2.58)	(1.12)	(5.46)	1.76	12.31	(11.48)
Dividends to shareholders:
Net investment income	(0.13)	(0.15)	(0.17)	(0.14)	(0.05)	(0.10)
Net asset value, end of period	$15.26	$17.97	$19.24	$24.87	$23.25	$10.99

TOTAL RETURN[2]	(14.36)%	(5.80)%	(21.96)%	7.59%	112.11%	(50.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$918,679	$1,071,074	$916,024	$1,487,089	$841,533	$169,195
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.84%[4]	0.84%[6]	0.76%[6,7]	0.88%[6]	0.88%[6]	0.88%[6]
Expenses, prior to expense reimbursements	0.84%[4]	0.86%[6]	0.82%[6]	0.88%[6]	0.88%[6]	0.92%[6]
Net investment income	2.08%[4]	0.91%	0.91%	0.36%	0.19%	0.77%
Portfolio turnover rate[5]	41%	27%	32%	38%	33%	42%
*	This information reflects the investment objective and strategy of WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

Excludes Mauritius income tax expense (see Note 7). If Mauritius income tax expense had been included, the Fund’s expense ratios (before and after expense reimbursements) would have been higher by: 0.02%, 0.06%, 0.04%, 0.03%, and 0.05% for the fiscal years ended 2013, 2012, 2011, 2010 and 2009.

[7]	During the period, the Fund was reimbursed for certain expenses that occurred during the previous fiscal year.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2013, the Trust offered 53 investment funds (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”)	February 22, 2008

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management, Inc. (“WTAM”) and is sub-advised by Mellon Capital Management Corporation (“MCM”). For the India Earnings Fund, the accompanying financial statements reflect the financial position of the Fund and the results of operations on a consolidated basis with the Portfolio. All inter-company accounts and transactions have been eliminated in consolidation. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as the India Earnings Fund. In March of 2012, the Indian Finance Minister introduced a new chapter to the Indian Income Tax Act 1961, which would include certain General Anti-Avoidance Rules (“GAAR”). The implementation of these rules has been postponed and would be effective April 1, 2015 (Indian tax year 2015-2016) and it is presently unclear if these rules will have any impact on the Fund’s ability to benefit from the tax treaty. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to an adverse interpretation under GAAR. Any change in the provision of this treaty or in its applicability to the India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WTAM, the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be

66	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange are based on market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining the use of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree Domestic and International Earnings Funds	67

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

There were no Level 3 securities at or during the period ended September 30, 2013.

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended September 30, 2013.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2013 in valuing each Fund’s assets:

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,419,821	$—	$—
Investment of Cash Collateral for Securities Loaned	—	506,145	—
Total	$57,419,821	$506,145	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$81,545,986	$—	$—
Exchange-Traded Funds	126,914	—	—
Investment of Cash Collateral for Securities Loaned	—	104,162	—
Total	$81,672,900	$104,162	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$328,441,310	$—	$—
Exchange-Traded Funds	688,457	—	—
Investment of Cash Collateral for Securities Loaned	—	12,398,277	—
Total	$329,129,767	$12,398,277	$—

68	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$277,378,502	$—	$—
Warrants	748	—	—
Exchange-Traded Funds	503,626	—	—
Investment of Cash Collateral for Securities Loaned	—	24,395,715	—
Total	$277,882,876	$24,395,715	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$26,019,702	$—	$—
Exchange-Traded Funds	15,688	—	—
Investment of Cash Collateral for Securities Loaned	—	138,781	—
Total	$26,035,390	$138,781	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$917,030,518	$—	$—
Foreign Corporate Bond	—	63,276	—
Total	$917,030,518	$63,276	$—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,860	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,145)	—
Total - Net	$917,030,518	$61,991	$—
*	Please refer to Schedule of Investment for the breakdown of the valuation by industry.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The India Earnings Fund has invested in derivatives, specifically forward currency contracts, during the six months ended September 30, 2013, which are detailed in the table below. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other. The Fund’s derivative agreements contain credit-risk-related contingent features which include, but are not limited to, a percentage decline in the Fund’s NAV or net assets over a specified time period. If an event occurred at September 30, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Fund to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with the credit-risk-related contingent features would be the total of derivatives in net liability positions for the Fund. At September 30, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The effect of such derivative instruments on the India Earnings Fund’s financial position as reflected in the Statements of Assets and Liabilities is presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
India Earnings Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,860	Unrealized depreciation on forward foreign currency contracts	$6,145

WisdomTree Domestic and International Earnings Funds	69

Notes to Financial Statements (unaudited) (continued)

The effect of such derivative instruments on the India Earnings Fund’s financial performance as reflected in the Statements of Operations is presented in the summary below:

Fund	Amount of Realized Gain (Loss) on Derivatives Recognized in Income[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income[2]
India Earnings Fund (consolidated)
Foreign exchange contracts	$1,824,647	$(1,285)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions

During the six month ended September 30, 2013, the volume of derivative activity by average notional was as follows:

	Average Notional
Fund	Forward Foreign currency contracts (to deliver)	Forward Foreign currency contracts (to receive)
India Earnings Fund (consolidated)
Foreign exchange contracts	$1,326,791	$1,258,520

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The India Earnings Fund may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The India Earnings Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are

70	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

denominated in one or more foreign currencies. The India Earnings Fund may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at September 30, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
India Earnings Fund (consolidated)
	10/1/2013	USD	3,579,737	INR	224,413,729	$4,860
	10/1/2013	INR	224,413,729	USD	3,578,453	$(6,145)
						$(1,285)

Currency Legend:

INR – Indian rupee

USD – U.S. dollar

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables

WisdomTree Domestic and International Earnings Funds	71

Notes to Financial Statements (unaudited) (continued)

and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Total Earnings Fund
Securities Lending	$588,939	$—	$(588,939)[1,2]	$—	$506,145	$(506,145)	$—	$—
Earnings 500 Fund
Securities Lending	202,189	—	(202,189)[1,2]	—	104,162	(104,162)	—	—
MidCap Earnings Fund
Securities Lending	12,449,773	—	(12,449,773)[1,2]	—	12,398,277	(12,398,277)	—	—
SmallCap Earnings Fund
Securities Lending	23,858,252	—	(23,858,252)[1,2]	—	24,395,715	(24,395,715)	—	—
LargeCap Value Fund
Securities Lending	135,186	—	(135,186)[1]	—	138,781	(138,781)	—	—
India Earnings Fund (consolidated)
Forward Foreign Currency Contracts	4,860	—	—	4,860	6,145	—	—	6,145
[1]	The amount of collateral presented has been limited such that the net amount cannot be less than zero.

[2]

Includes the value of securities received as collateral which are not shown on the Statements of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities received as collateral.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

72	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their U.S. Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital to the extent of a shareholder’s tax basis and thereafter as a capital gain. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for MCM to provide sub-advisory services to the Funds. MCM is compensated by WTAM at no additional cost to the Funds. WTAM also arranges transfer agency, custody, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

In September 2013, WTAM entered into agreements to change fund administration and custody services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
LargeCap Value Fund	0.38%
India Earnings Fund (consolidated)	0.83%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the six months ended September 30, 2013, WTAM waived its advisory fees for each of the Fund’s investment in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. Please see Note 8 for additional information on Other Affiliated Parties and Transactions. The table below indicates the waiver.

Advisory Fees Waived
Total Earnings Fund	$—
Earnings 500 Fund	81
MidCap Earnings Fund	395
SmallCap Earnings Fund	381
LargeCap Value Fund	—
India Earnings Fund (consolidated)	—

WisdomTree Domestic and International Earnings Funds	73

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of March 31, 2013, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short-term investments) for the six months ended September 30, 2013 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$679,808	$677,617
Earnings 500 Fund	798,683	734,608
MidCap Earnings Fund	4,055,075	5,143,241
SmallCap Earnings Fund	13,110,117	11,575,262
LargeCap Value Fund	17,008,635	16,999,658
India Earnings Fund (consolidated)	364,563,134	385,156,759

For the six months ended September 30, 2013, the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$—	$—
Earnings 500 Fund	11,412,405	—
MidCap Earnings Fund	90,607,582	—
SmallCap Earnings Fund	62,828,224	—
LargeCap Value Fund	—	—
India Earnings Fund (consolidated)	—	—

Gains and losses on in-kinds redemptions are not recognized by the Funds for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Total Earnings Fund	$43,822,052	$15,098,167	$(994,253)	$14,103,914
Earnings 500 Fund	65,647,927	17,687,020	(1,557,885)	16,129,135
MidCap Earnings Fund	275,818,228	68,285,828	(2,576,012)	65,709,816
SmallCap Earnings Fund	241,946,341	64,673,654	(4,341,404)	60,332,250
LargeCap Value Fund	21,804,478	4,608,771	(239,078)	4,369,693
India Earnings Fund (consolidated)	912,062,286	115,208,203	(110,176,695)	5,031,508

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2013, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

New York, and various other states, and with respect to the India Earnings Fund, the Republic of Mauritius. Generally, each of the tax years in the five-year period ended March 31, 2013, remains subject to examination by taxing authorities.

7. MAURITIUS INCOME TAX

The taxable profits derived from the worldwide income of the wholly owned subsidiary of the India Earnings Fund, the Portfolio, is subject to income tax at the rate of 15% in the Republic of Mauritius. As with all Mauritian tax residents, the Portfolio is entitled to a foreign tax credit (“FTC”) on its foreign sourced income. The FTC is based on the lower of the Mauritian tax or the foreign taxes suffered. Where documentary evidence is not available to substantiate the foreign taxes suffered, the FTC can be presumed to be 80% of the Mauritius tax on its foreign source income. The presumed FTC effectively reduces the Mauritian income tax rate on the foreign sourced income of the Portfolio to a maximum of 3%. Interest income on call and deposit accounts with Mauritian banks is exempt from tax, and there is no tax on capital gains in Mauritius. Effective August 8, 2012, in connection with the new advisory agreement, the Mauritius income tax is paid by WTAM.

8. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2013 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2013	Dividend Income
Earnings 500 Fund
WisdomTree Equity Income Fund	$168,569	$469,062	$510,524	$126,914	$3,611
MidCap Earnings Fund
WisdomTree MidCap Dividend Fund	$824,711	$856,933	$1,017,359	$688,457	$8,979
SmallCap Earnings Fund
WisdomTree MidCap Earnings Fund	$1,178,467	$770,365	$1,503,173	$503,626	$5,857
LargeCap Value Fund
WisdomTree Earnings 500 Fund	$41,523	$94,855	$125,368	$10,960	$324
WisdomTree MidCap Earnings Fund	17,708	40,999	54,434	4,728	113
Total	$59,231	$135,854	$179,802	$15,688	$437

9. LOAN

During the period ended September 30, 2013, the India Earnings Fund had demand note agreements with Bank of America, N.A. which allowed the Fund to borrow up to $126,319,000 and having a final maturity date of October 7, 2013. During the period ended September 30, 2013, the Fund utilized the demand notes and borrowed for a period of 11 days with an average outstanding loan balance of $63,593,909 and a weighted average interest rate of 2.555% per annum. Interest expense related to the loans for the period ended September 30, 2013 was $48,967. At September 30, 2013, the Fund had a loan balance of $8,319,000 outstanding.

WisdomTree Domestic and International Earnings Funds	75

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

76	WisdomTree Domestic and International Earnings Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree International Dividend Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. The WisdomTree India Earnings Fund focuses its investments in India, thereby increasing the impact of events and developments associated with the region which can adversely affect performance. Investments in emerging, offshore or frontier markets such as India are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree LargeCap Value Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006015 (11/2014)

WisdomTree Trust

International Dividend and Sector Funds

Semi-Annual Report

September 30, 2013

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the WisdomTree Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	24.9%
Industrials	11.7%
Telecommunication Services	10.7%
Consumer Discretionary	9.6%
Consumer Staples	9.6%
Energy	9.0%
Health Care	7.6%
Materials	6.8%
Utilities	6.6%
Information Technology	2.8%
Investment Company	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Vodafone Group PLC	1.8%
China Mobile Ltd.	1.8%
Banco Santander S.A.	1.7%
HSBC Holdings PLC	1.7%
Total S.A.	1.4%
Commonwealth Bank of Australia	1.4%
Westpac Banking Corp.	1.4%
Nestle S.A.	1.3%
BP PLC	1.3%
Royal Dutch Shell PLC Class A	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

The Fund returned 10.65% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Month*	10.65%	10.53%	10.50%	10.45%
One Year	22.40%	23.65%	22.52%	23.77%
Three Year	8.35%	8.71%	8.41%	8.47%
Five Year	5.96%	5.76%	6.08%	6.35%
Since Inception[1]	4.06%	4.12%	4.43%	3.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	24.5%
Telecommunication Services	16.1%
Energy	11.3%
Utilities	10.1%
Industrials	9.1%
Health Care	7.2%
Materials	7.2%
Consumer Staples	6.5%
Consumer Discretionary	5.7%
Information Technology	1.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Vodafone Group PLC	3.0%
China Mobile Ltd.	2.9%
Total S.A.	2.3%
HSBC Holdings PLC	2.3%
Banco Santander S.A.	2.2%
BP PLC	2.1%
Novartis AG	2.0%
Commonwealth Bank of Australia	1.9%
Royal Dutch Shell PLC Class B	1.9%
Westpac Banking Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree DEFA Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The Fund returned 11.81% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
Six Month*	11.81%	11.44%	11.50%	11.73%
One Year	22.36%	22.75%	22.64%	24.27%
Three Year	8.39%	8.52%	8.52%	7.99%
Five Year	5.09%	4.68%	5.32%	5.86%
Since Inception[1]	3.26%	3.22%	3.87%	2.62%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	25.2%
Telecommunication Services	15.2%
Energy	12.8%
Utilities	9.6%
Health Care	8.0%
Consumer Staples	7.7%
Materials	7.7%
Industrials	6.7%
Consumer Discretionary	4.3%
Information Technology	2.1%
Investment Company	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
China Mobile Ltd.	1.6%
Vodafone Group PLC	1.6%
AT&T, Inc.	1.6%
China Construction Bank Corp. Class H	1.5%
Banco Santander S.A.	1.4%
Total S.A.	1.3%
Pfizer, Inc.	1.3%
HSBC Holdings PLC	1.2%
Commonwealth Bank of Australia	1.2%
Novartis AG	1.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

The Fund returned 6.35% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Equity Income/ Global Equity Income Spliced Index[1]	MSCI Europe Value/ MSCI AC World Spliced Index[2]
Six Month*	6.35%	5.77%	6.43%	7.47%
One Year	14.12%	14.26%	14.63%	17.73%
Three Year	8.16%	8.12%	8.29%	10.21%
Five Year	5.51%	5.19%	5.63%	7.20%
Since Inception[3]	3.34%	3.27%	3.68%	3.52%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	3

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	26.0%
Financials	15.6%
Consumer Discretionary	15.4%
Information Technology	14.3%
Materials	9.9%
Consumer Staples	6.6%
Health Care	5.2%
Telecommunication Services	3.8%
Energy	2.1%
Utilities	0.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Logitech International S.A.	2.5%
Drillisch AG	2.3%
Unipol Gruppo Finanziario SpA	1.9%
Holmen AB Class B	1.8%
Atea ASA	1.7%
Intesa Sanpaolo SpA RSP	1.6%
Leoni AG	1.4%
CSM	1.3%
Leroey Seafood Group ASA	1.2%
Peab AB	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The Fund returned 23.24% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Belgium created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe Small Cap Index
Six Month*	23.24%	24.14%	23.36%	19.29%
One Year	41.80%	41.53%	42.76%	35.85%
Three Year	13.39%	13.83%	13.82%	13.04%
Five Year	11.46%	11.04%	11.76%	12.40%
Since Inception[1]	5.33%	5.20%	5.62%	6.71%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	26.3%
Consumer Discretionary	22.9%
Information Technology	14.0%
Health Care	9.9%
Materials	9.3%
Consumer Staples	8.9%
Financials	7.1%
Energy	0.8%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Toyota Motor Corp.	5.0%
Mitsubishi UFJ Financial Group, Inc.	5.0%
Canon, Inc.	4.6%
Takeda Pharmaceutical Co., Ltd.	4.2%
Honda Motor Co. Ltd.	4.0%
Japan Tobacco, Inc.	3.8%
Nissan Motor Co. Ltd.	3.0%
Mitsubishi Corp.	2.8%
Mitsui & Co., Ltd.	2.5%
Astellas Pharma, Inc.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

The Fund returned 11.54% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Health Care sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend/ Japan Hedged Equity Spliced Index[1]	MSCI Japan/ MSCI Japan Local Currency Spliced Index[2]
Six Month*	11.54%	11.60%	11.98%	16.12%
One Year	51.89%	53.46%	52.70%	65.85%
Three Year	11.89%	11.80%	12.14%	14.91%
Five Year	4.78%	4.40%	4.81%	6.07%
Since Inception[3]	0.68%	0.82%	0.72%	1.18%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Dividend Index through March 31, 2010; WisdomTree Japan Hedged Equity Index thereafter.
[2]	MSCI Japan Index through March 31, 2010; MSCI Japan Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	5

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Staples	19.0%
Consumer Discretionary	17.9%
Industrials	11.6%
Health Care	11.3%
Materials	9.7%
Information Technology	7.8%
Telecommunication Services	7.6%
Financials	6.6%
Energy	6.0%
Utilities	1.1%
Investment Company	1.0%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Roche Holding AG — Genusschein	5.7%
British American Tobacco PLC	3.7%
Hennes & Mauritz AB Class B	3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.0%
MMC Norilsk Nickel OJSC	2.6%
Inditex S.A.	2.3%
Novo Nordisk A/S Class B	2.2%
MTN Group Ltd.	2.0%
Cia de Bebidas das Americas	1.9%
Unilever N.V.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index. On October 7, 2013, the Fund’s name was changed to the WisdomTree Global ex-U.S. Dividend Growth Fund and the Index’s name was changed to the WisdomTree Global ex-U.S. Dividend Growth Index.

The Fund returned -2.32% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Consumer Discretionary sector. The Fund’s position in the Materials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Equity Income/ Global ex-U.S. Growth Spliced Index[1]	MSCI Japan Value/ MSCI AC World ex-U.S.A. Growth Spliced Index[2]
Six Month*	-2.32%	-3.28%	-1.63%	5.66%
One Year	4.23%	3.68%	5.38%	16.16%
Three Year	1.72%	1.46%	2.69%	6.11%
Five Year	5.67%	5.05%	6.42%	9.96%
Since Inception[3]	2.50%	2.47%	3.14%	4.64%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree Global ex-U.S. Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	25.5%
Consumer Discretionary	22.6%
Financials	12.4%
Materials	11.4%
Consumer Staples	10.4%
Information Technology	10.7%
Health Care	4.4%
Energy	1.1%
Utilities	0.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Tokai Tokyo Financial Holdings, Inc.	0.7%
Denki Kagaku Kogyo K.K.	0.6%
UNY Group Holdings Co., Ltd.	0.6%
Azbil Corp.	0.6%
Nishi-Nippon City Bank Ltd. (The)	0.6%
Onward Holdings Co., Ltd.	0.5%
Kaken Pharmaceutical Co., Ltd.	0.5%
Wacoal Holdings Corp.	0.5%
Square Enix Holdings Co. Ltd.	0.5%
Senshu Ikeda Holdings, Inc.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The Fund returned 6.26% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrial Sector. The Fund’s position in the Financials sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan Small Cap Index
Six Month*	6.26%	6.00%	6.70%	8.77%
One Year	22.82%	23.77%	23.93%	28.69%
Three Year	10.64%	10.62%	11.52%	12.13%
Five Year	8.98%	8.38%	10.00%	9.88%
Since Inception[1]	1.82%	2.04%	2.55%	1.38%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	7

Performance Summary (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financial	23.7%
Telecommunication Services	23.4%
Materials	10.5%
Energy	10.2%
Industrials	7.3%
Information Technology	6.9%
Consumer Staples	6.9%
Consumer Discretionary	4.1%
Utilities	3.8%
Investment Company	2.1%
Health Care	0.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
China Mobile Ltd.	8.7%
China Construction Bank Corp. Class H	4.1%
BHP Billiton Ltd.	3.5%
Telstra Corp., Ltd.	3.1%
CNOOC Ltd.	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	2.5%
Commonwealth Bank of Australia	2.3%
Westpac Banking Corp.	2.2%
iPath MSCI India Index ETN	2.1%
Singapore Telecommunications Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Asia Pacific ex-Japan Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Asia Pacific ex-Japan Index.

The Fund returned -0.44% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Hong Kong. The Fund’s position in Indonesia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend/Asia Pacific ex-Japan Spliced Index[1]	MSCI Pacific ex-Japan/MSCI AC Asia Pacific ex-Japan Spliced Index[2]
Six Month*	-0.44%	-1.31%	-0.22%	-0.67%
One Year	5.91%	6.24%	6.50%	7.15%
Three Year	5.90%	5.74%	6.69%	4.38%
Five Year	9.12%	8.30%	10.14%	9.73%
Since Inception[3]	8.79%	8.74%	9.89%	7.68%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Dividend Index through June 17, 2011; WisdomTree Asia Pacific ex-Japan Index thereafter.
[2]	MSCI Pacific ex-Japan Index through June 17, 2011; MSCI AC Asia Pacific ex-Japan Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	19.9%
Consumer Discretionary	16.0%
Industrials	15.4%
Materials	13.4%
Consumer Staples	11.5%
Energy	8.1%
Health Care	6.1%
Telecommunication Services	3.6%
Utilities	2.9%
Information Technology	2.3%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
National Australia Bank Ltd.	3.2%
Westpac Banking Corp.	3.0%
TABCORP Holdings Ltd.	2.9%
Australia & New Zealand Banking Group Ltd.	2.7%
Telstra Corp., Ltd.	2.6%
Commonwealth Bank of Australia	2.6%
Seven West Media Ltd.	2.6%
Mineral Resources Ltd.	2.6%
Tatts Group Ltd.	2.6%
Metcash Ltd.	2.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Australia Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

The Fund returned -3.34% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Industrials sector. The Fund’s position in the Consumer Staples sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid- point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income/ Australia Dividend Spliced Index[1]	MSCI Pacific ex-Japan Value/ MSCI Australia Spliced Index[2]
Six Month*	-3.34%	-4.44%	-3.33%	-3.65%
One Year	19.01%	19.64%	19.35%	12.27%
Three Year	7.73%	7.60%	7.96%	6.90%
Five Year	11.70%	10.73%	12.15%	11.19%
Since Inception[3]	9.08%	8.98%	9.60%	8.07%
*	Returns of less than one year are cumulative.
[1]	WisdomTree Pacific ex-Japan Equity Income Index through June 17, 2011; WisdomTree Australia Dividend Index thereafter.
[2]	MSCI Pacific ex-Japan Value Index through June 17, 2011; MSCI Australia Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	9

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	25.0%
Telecommunication Services	12.3%
Energy	11.2%
Consumer Staples	11.1%
Health Care	9.3%
Industrials	7.9%
Consumer Discretionary	7.8%
Utilities	7.1%
Materials	6.1%
Information Technology	1.6%
Investment Company	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Vodafone Group PLC	2.4%
China Mobile Ltd.	2.3%
Banco Santander S.A.	2.1%
HSBC Holdings PLC	2.0%
Total S.A.	2.0%
Westpac Banking Corp.	1.9%
Novartis AG	1.9%
Nestle S.A.	1.9%
Commonwealth Bank of Australia	1.9%
Roche Holding AG — Genusschein	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The Fund returned 10.05% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Month*	10.05%	9.84%	10.12%	10.45%
One Year	20.30%	20.70%	20.86%	23.77%
Three Year	7.86%	7.94%	8.03%	8.47%
Five Year	5.00%	4.57%	5.17%	6.35%
Since Inception[1]	3.63%	3.55%	3.94%	3.54%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Utilities	17.2%
Telecommunication Services	16.3%
Industrials	11.9%
Energy	11.6%
Consumer Staples	10.4%
Materials	10.1%
Consumer Discretionary	9.8%
Health Care	8.5%
Information Technology	3.7%
Investment Company	0.1%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Orange S.A.	2.8%
GDF Suez	2.5%
Ferrovial S.A.	2.5%
Deutsche Telekom AG	2.2%
EDF S.A.	2.1%
Telstra Corp., Ltd.	2.0%
E.ON SE	1.9%
EDP-Energias de Portugal S.A.	1.8%
Fortum OYJ	1.8%
Vivendi S.A.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International Dividend ex-Financials Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

The Fund returned 11.57% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Israel created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index[1]	MSCI EAFE Value Index
Six Month*	11.57%	11.23%	11.32%	11.73%
One Year	18.38%	18.25%	18.41%	24.27%
Three Year	6.36%	6.36%	6.35%	7.99%
Five Year	4.84%	4.28%	4.66%	5.86%
Since Inception[2]	3.72%	3.53%	3.82%	2.62%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Dividend Top 100 Index through May 7, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	11

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	24.7%
Financials	20.4%
Consumer Discretionary	12.8%
Materials	8.7%
Telecommunication Services	7.6%
Consumer Staples	7.0%
Utilities	6.1%
Information Technology	4.9%
Health Care	4.4%
Energy	2.8%
Investment Company	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Belgacom S.A.	1.0%
CNP Assurances	0.9%
Bouygues S.A.	0.9%
Atlantia SpA	0.8%
Bezeq The Israeli Telecommunication Corp. Ltd.	0.8%
TDC A/S	0.7%
Telefonica Deutschland Holding AG	0.7%
Veolia Environnement S.A.	0.6%
Insurance Australia Group Ltd.	0.6%
ACS Actividades de Construccion y Servicios, S.A.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The Fund returned 11.26% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE Mid Cap Index
Six Month*	11.26%	11.03%	11.62%	12.13%
One Year	24.84%	26.02%	25.85%	26.44%
Three Year	8.32%	8.52%	8.50%	9.12%
Five Year	8.09%	7.75%	8.14%	7.76%
Since Inception[1]	5.26%	5.19%	5.31%	3.76%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	25.4%
Consumer Discretionary	20.6%
Financials	16.3%
Materials	10.6%
Information Technology	9.8%
Consumer Staples	6.9%
Health Care	3.2%
Telecommunication Services	2.5%
Utilities	2.1%
Energy	1.9%
Investment Company	0.0%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Logitech International S.A.	0.6%
Seven West Media Ltd.	0.6%
Myer Holdings Ltd.	0.5%
Monadelphous Group Ltd.	0.5%
IOOF Holdings Ltd.	0.5%
UGL Ltd.	0.5%
Cofinimmo	0.5%
Adelaide Brighton Ltd.	0.5%
Clal Insurance Enterprise Holdings Ltd.	0.5%
David Jones Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The Fund returned 11.58% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Singapore created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE Small Cap Index
Six Month*	11.58%	11.85%	11.45%	12.46%
One Year	32.17%	32.67%	31.97%	29.43%
Three Year	12.40%	12.64%	12.42%	11.25%
Five Year	11.00%	10.59%	11.47%	11.43%
Since Inception[1]	6.17%	6.13%	6.52%	5.07%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 16, 2006.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	13

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	25.7%
Energy	21.3%
Materials	16.8%
Telecommunication Services	16.7%
Utilities	6.4%
Information Technology	4.8%
Consumer Discretionary	3.2%
Industrials	2.7%
Consumer Staples	1.9%
Health Care	0.0%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Gazprom OAO	5.9%
Rosneft Oil Co. Reg S	4.9%
China Construction Bank Corp. Class H	4.6%
Vale S.A.	3.7%
Industrial & Commercial Bank of China Class H	3.4%
Lukoil OAO	2.5%
Banco do Brasil S.A.	2.4%
MMC Norilsk Nickel OJSC	2.2%
Bank of China Ltd. Class H	2.0%
MTN Group Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Equity Income Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The Fund returned -2.37% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Russia. The Fund’s position in Brazil created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
Six Month*	-2.37%	-3.04%	-1.37%	-2.56%
One Year	0.16%	0.08%	1.30%	0.98%
Three Year	1.85%	1.52%	2.90%	-0.33%
Five Year	9.07%	8.58%	10.33%	7.22%
Since Inception[1]	4.53%	4.01%	5.59%	0.01%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 13, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

14	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	21.6%
Industrials	16.4%
Consumer Discretionary	14.4%
Information Technology	13.7%
Materials	12.7%
Consumer Staples	6.8%
Utilities	6.4%
Health Care	2.6%
Energy	2.5%
Telecommunication Services	1.8%
Investment Company	0.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Administradora de Fondos de Pensiones Provida S.A.	1.1%
Synnex Technology International Corp.	1.0%
Synthos S.A.	1.0%
Tauron Polska Energia S.A.	0.9%
Magyar Telekom Telecommunications PLC	0.9%
Light S.A.	0.8%
Grendene S.A.	0.8%
Coronation Fund Managers Ltd.	0.8%
iPath MSCI India Index ETN	0.8%
Yanzhou Coal Mining Co. Ltd. Class H	0.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The Fund returned -6.29% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in Taiwan. The Fund’s position in Thailand created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets Small Cap Index
Six Month*	-6.29%	-7.28%	-5.66%	-4.00%
One Year	4.73%	4.79%	5.96%	4.88%
Three Year	1.17%	0.86%	2.34%	-1.41%
Five Year	12.61%	12.05%	13.89%	12.36%
Since Inception[1]	1.95%	1.93%	3.14%	-1.11%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 30, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	15

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	56.9%
Telecommunication Services	24.4%
Industrials	11.1%
Materials	2.6%
Energy	2.3%
Utilities	1.2%
Consumer Discretionary	0.8%
Consumer Staples	0.7%
Other Assets less Liabilities‡	0.0%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Qatar National Bank SAQ	7.5%
Industries Qatar QSC	7.2%
Mobile Telecommunications Co. KSC	7.0%
Maroc Telecom S.A.	6.4%
First Gulf Bank PJSC	5.9%
National Bank of Kuwait	3.7%
National Bank of Abu Dhabi PJSC	3.4%
Telecom Egypt Co.	3.3%
Abu Dhabi Commercial Bank PJSC	3.3%
Emirates NBD PJSC	3.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Middle East Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The Fund returned 15.53% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Arab Emirates. The Fund’s position in Jordan created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.88%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
Six Month*	15.53%	12.57%	15.93%	10.16%
One Year	28.04%	27.45%	26.17%	12.38%
Three Year	9.56%	8.73%	9.52%	1.63%
Five year	2.18%	1.78%	3.30%	-3.97%
Since Inception[1]	-1.70%	-2.27%	-0.40%	-7.59%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 16, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

16	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	20.2%
Consumer Staples	19.2%
Consumer Discretionary	19.0%
Financials	15.5%
Health Care	8.8%
Materials	6.4%
Information Technology	4.0%
Utilities	3.9%
Energy	2.1%
Telecommunication Services	0.8%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Banco Bilbao Vizcaya Argentaria S.A.	7.6%
Anheuser-Busch InBev N.V.	5.8%
Banco Santander S.A.	4.8%
Daimler AG	4.6%
Siemens AG	4.2%
Sanofi	4.2%
Unilever N.V.	4.0%
E.ON SE	3.8%
LVMH Moet Hennessy Louis Vuitton S.A.	3.3%
Bayerische Motoren Werke AG	2.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index.

The Fund returned 8.31% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). On August 29, 2012 the fund restructured from the WisdomTree International Hedged Equity Fund to the WisdomTree Europe Hedged Equity Fund. The Fund’s performance benefited most from its position in Germany. The Fund’s position in Portugal created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund's per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Int'l Hedged Equity/ Europe Hedged Equity Spliced Index[1]	MSCI EAFE Local Currency/ MSCI EMU Local Currency Spliced Index[2]
Six Month*	8.31%	8.04%	8.42%	12.02%
One Year	26.39%	25.94%	26.66%	22.59%
Three Years	8.44%	8.26%	8.82%	7.66%
Five Years	N/A	N/A	N/A	N/A
Since Inception[3]	6.48%	6.62%	7.01%	5.87%
*	Returns of less than one year are cumulative.
[1]	WisdomTree DEFA International Hedged Equity Index through August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.
[2]	MSCI EAFE Local Currency Index through August 29, 2012; MSCI EMU Local Currency Index thereafter.
[3]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 31, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	17

Performance Summary (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Financials	24.9%
Energy	22.3%
Telecommunication Services	16.1%
Materials	12.6%
Utilities	6.4%
Consumer Staples	6.1%
Industrials	4.3%
Consumer Discretionary	4.7%
Health Care	1.2%
Information Technology	0.6%
Investment Company	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Statoil ASA	5.4%
Gazprom OAO	3.1%
Telecom Corp. of New Zealand Ltd.	3.1%
Rosneft Oil Co. Reg S	2.7%
Telenor ASA	2.5%
Vale S.A.	2.5%
MTN Group Ltd.	2.3%
Fletcher Building Ltd.	2.1%
Vodacom Group Ltd.	1.8%
Sasol Ltd.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Commodity Country Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

The Fund returned -1.54% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in New Zealand. The Fund’s position in Chile created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector/ Commodity Country Equity Spliced Index[1]	S&P Developed ex-U.S. BMI Materials Sector/ MSCI ACWI ex-USA Spliced Index[2]
Six Month*	-1.54%	-1.60%	-1.30%	6.70%
One Year	4.29%	4.44%	4.76%	16.48%
Three Year	7.10%	7.04%	7.58%	7.90%
Five Year	7.90%	7.33%	8.43%	10.96%
Since Inception[3]	5.99%	5.81%	6.68%	2.60%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Basic Materials Sector Index through June 17, 2011; WisdomTree Commodity Country Equity Index thereafter.
[2]	S&P Developed ex-U.S. BMI Materials Sector Index through June 17, 2011; MSCI ACWI ex-USA Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. Sector Index total returns are based on the index's inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

18	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

Industry Breakdown† as of 9/30/13

Industry	% of Net Assets
Oil, Gas & Consumable Fuels	45.7%
Metals & Mining	32.5%
Chemicals	9.4%
Energy Equipment & Services	7.0%
Food Products	4.3%
Investment Company	0.6%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s industry breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
KGHM Polska Miedz S.A.	5.5%
MMC Norilsk Nickel OJSC	2.8%
Vale S.A.	2.4%
Crescent Point Energy Corp.	2.4%
Rosneft Oil Co. Reg S	2.2%
Total S.A.	2.2%
ENI SpA	2.2%
Gazprom OAO	2.0%
Kumba Iron Ore Ltd.	1.9%
Woodside Petroleum Ltd.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global Natural Resources Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

The Fund returned -4.47% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Mexico created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector/Global Natural Resources Spliced Index[1]	S&P Developed ex-U.S. BMI Energy Sector/ S&P Global Natural Resources Spliced Index[2]
Six Month*	-4.47%	-4.64%	-4.42%	-1.82%
One Year	-7.06%	-6.68%	-6.79%	-2.06%
Three Year	-0.58%	-0.69%	0.05%	1.38%
Five Year	0.38%	-0.21%	0.76%	2.50%
Since Inception[3]	1.04%	0.90%	1.40%	-1.21%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Energy Sector Index through June 17, 2011; WisdomTree Global Natural Resources Index thereafter.
[2]	S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011; S&P Global Natural Resources Index thereafter.
[3]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Energy Sector Index total returns are based on the index's inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	19

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

Industry Breakdown† as of 9/30/13

Industry	% of Net Assets
Electric Utilities	41.5%
Multi-Utilities	18.3%
Independent Power Producers & Energy Traders	16.7%
Gas Utilities	12.2%
Water Utilities	9.7%
Investment Company	0.9%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s industry breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Light S.A.	3.0%
GDF Suez	2.8%
Veolia Environnement S.A.	2.6%
PGE S.A.	2.5%
EDF S.A.	2.4%
Centrais Eletricas Brasileiras S.A.	2.3%
E.ON SE	2.2%
EDP-Energias de Portugal S.A.	2.0%
Suez Environnement Co.	2.0%
Fortum OYJ	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Utilities Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

The Fund returned 5.61% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in France. The Fund’s position in Chile created the greatest drag on performance

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector/Global ex-U.S. Utilities Spliced Index	S&P Developed ex-U.S. BMI Utilities Sector Index[2]
Six Month*	5.61%	5.52%	5.62%	12.89%
One Year	8.27%	8.54%	8.42%	13.32%
Three Year	1.32%	1.43%	1.12%	0.35%
Five Year	-2.42%	-2.46%	-2.54%	-1.84%
Since Inception[2]	-0.38%	-0.46%	-0.28%	-4.86%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Utilities Sector Index through June 17, 2011; WisdomTree Global ex-U.S. Utilities Index thereafter.
[2]

Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on October 13, 2006. The S&P Developed ex-U.S. BMI Utilities Sector Index total returns are based on the index's inception date of April 1, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

20	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

Industry Breakdown† as of 9/30/13

Industry	% of Net Assets
Diversified REITs	34.0%
Real Estate Development	34.0%
Retail REITs	14.0%
Real Estate Operating Companies	9.4%
Specialized REITs	4.3%
Office REITs	3.9%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s industry breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Sun Hung Kai Properties Ltd.	3.9%
Westfield Group	3.7%
Unibail-Rodamco SE	3.6%
Cheung Kong Holdings Ltd.	3.5%
Wharf Holdings Ltd.	2.0%
Stockland	1.9%
Westfield Retail Trust	1.9%
China Overseas Land & Investment Ltd.	1.5%
Klepierre	1.5%
Link REIT (The)	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

The Fund returned -2.24% at net asset value (“NAV”) for six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the United Kingdom. The Fund’s position in Australia created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate/Global ex-U.S. Real Estate Spliced Index[1]	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Six Month*	-2.24%	-3.01%	-2.27%	-0.16%
One Year	6.64%	6.90%	6.89%	14.19%
Three Year	7.40%	7.12%	7.58%	10.52%
Five Year	7.62%	7.34%	7.75%	8.58%
Since Inception[2]	-2.64%	-2.84%	-2.50%	-2.31%
*	Returns of less than one year are cumulative.
[1]	WisdomTree International Real Estate Index through June 17, 2011; WisdomTree Global ex-U.S. Real Estate Index thereafter.
[2]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 5, 2007.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	21

Performance Summary (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Energy	24.6%
Industrials	15.7%
Telecommunication Services	13.9%
Consumer Staples	11.8%
Materials	9.0%
Consumer Discretionary	8.2%
Information Technology	7.1%
Utilities	6.9%
Health Care	2.1%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
China Mobile Ltd.	8.7%
CNOOC Ltd.	5.2%
China Petroleum & Chemical Corp. Class H	4.8%
PetroChina Co., Ltd. Class H	4.6%
China Shenhua Energy Co., Ltd. Class H	4.6%
Want Want China Holdings Ltd.	4.2%
Hengan International Group Co. Ltd.	3.7%
Tencent Holdings Ltd.	3.4%
China Telecom Corp. Ltd. Class H	2.6%
Lenovo Group Ltd.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree China Dividend ex-Financials Fund (the “Fund”), seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index.

The Fund returned 0.27% at net asset value (“NAV”) for the six month period ending September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its investments in the Information Technology sector, while investments in the Materials sector had the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/13

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree China Dividend ex-Financials Index	MSCI China Index
Six Month*	0.27%	-0.22%	0.08%	4.58%
One Year	4.10%	4.20%	4.09%	12.70%
Since Inception[1]	3.92%	2.59%	3.94%	12.50%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 19, 2012.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

22	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Staples	19.3%
Financials	17.3%
Energy	16.3%
Materials	11.6%
Health Care	10.0%
Telecommunications Service	8.0%
Industrials	6.4%
Consumer Discretionary	5.1%
Utilities	5.0%
Information Technology	1.4%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Vodafone Group PLC	5.9%
AstraZeneca PLC	4.9%
Royal Dutch Shell PLC Class B	4.9%
Royal Dutch Shell PLC Class A	4.8%
HSBC Holdings PLC	4.8%
BP PLC	4.7%
British American Tobacco PLC	4.7%
GlaxoSmithKline PLC	4.7%
Rio Tinto PLC	3.6%
BHP Billiton PLC	3.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree United Kingdom Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree United Kingdom Hedged Equity Index.

The Fund returned 4.09% at net asset value (“NAV”) since its inception on June 28, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund’s performance benefited most from its position in the Materials sector. The Fund’s investments in the Information Technology sector, although achieving positive returns, contributed to the greatest drag on Fund performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.48%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree United Kingdom Hedged Equity Index	MSCI United Kingdom Local Currency Index
Since Inception[1]	4.09%	3.41%	4.27%	4.94%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	23

Performance Summary (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Industrials	25.3%
Consumer Discretionary	24.1%
Materials	11.9%
Financials	11.8%
Consumer Staples	10.4%
Information Technology	10.0%
Health Care	4.3%
Energy	1.0%
Utilities	0.5%
Other Assets less Liabilities‡	0.7%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
KINDEN Corp.	0.7%
Denki Kagaku Kogyo K.K.	0.7%
Tokai Tokyo Financial Holdings, Inc.	0.7%
Onward Holdings Co., Ltd.	0.6%
Ube Industries, Ltd.	0.6%
Azbil Corp.	0.6%
Coca-Cola West Co., Ltd.	0.6%
UNY Group Holdings Co., Ltd.	0.6%
AUTOBACS SEVEN Co., Ltd.	0.5%
Kaken Pharmaceutical Co., Ltd.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index.

The Fund returned 7.41% at net asset value (“NAV”) since its inception on June 28, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund performance benefited most from its investments in the Industrials sector. The Fund’s investments in the Utilities sector created the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.58%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Hedged SmallCap Equity Index	MSCI Japan Small Cap Local Currency Index
Since Inception[1]	7.41%	7.27%	7.99%	10.31%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

24	WisdomTree International Dividend and Sector Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Staples	19.1%
Telecommunication Services	18.7%
Materials	14.0%
Financials	12.6%
Information Technology	8.5%
Energy	8.2%
Consumer Discretionary	8.0%
Industrials	5.4%
Investment Companry	1.9%
Health Care	1.7%
Utilities	1.7%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	5.6%
MMC Norilsk Nickel OJSC	4.9%
Cia de Bebidas das Americas	4.6%
MTN Group Ltd.	3.6%
MegaFon OAO	3.2%
Vodacom Group Ltd.	3.1%
Petroleo Brasileiro S.A.	2.5%
Kumba Iron Ore Ltd.	2.4%
PetroChina Co., Ltd. Class H	2.3%
Advanced Info Service PCL	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Dividend Growth (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of theWisdomTree Emerging Markets Dividend Growth Index.

The Fund returned -1.58% at net asset value (“NAV”) since its inception on August 1, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund’s investments in Russia had the greatest contribution to performance while its investments in Indonesia had the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated August 1, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Dividend Growth Index	MSCI Emerging Markets Index
Since Inception[1]	-1.58%	-2.99%	-1.47%	3.93%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree International Dividend and Sector Funds	25

Performance Summary (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

Sector Breakdown† as of 9/30/13

Sector	% of Net Assets
Consumer Discretionary	30.9%
Consumer Staples	27.0%
Financials	17.8%
Telecommunication Services	11.1%
Utilities	4.1%
Industrials	4.1%
Investment Company	3.5%
Health Care	1.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown may change over time. It does not include derivatives (if any).

‡	Other assets includes investment of cash collateral for securities on loan (if any).

Top Ten Holdings* as of 9/30/13

Description	% of Net Assets
iPath MSCI India Index ETN	3.5%
Ping An Insurance Group Co. Class H	3.5%
Cia de Bebidas das Americas	3.4%
PT Astra International Tbk	3.2%
America Movil SAB de CVSeries L	3.2%
Dongfeng Motor Group Co., Ltd. Class H	2.8%
Fomento Economico Mexicano SAB de CV	2.7%
MTN Group Ltd.	2.4%
Tata Motors Ltd.	2.3%
PICC Property & Casualty Co., Ltd. Class H	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Consumer Growth (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Consumer Growth Index.

The Fund returned -1.05% at net asset value (“NAV”) since its from inception on September 27, 2013 through September 30, 2013 (for more complete performance information please see the chart below). The Fund’s investments in Korea had the greatest contribution to performance while its investments in Mexico had the greatest drag on performance.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of the Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and the index is not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. As of the Fund’s current prospectus dated September 19, 2013, the Fund’s annual expense ratio was 0.63%.

Performance as of 9/30/13

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Consumer Growth Growth Index	MSCI Emerging Markets Index
Since Inception[1]	-1.05%	-0.36%	-1.07%	-1.23%
[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 27, 2013.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

26	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited)

Below are descriptions of each Index referenced in this Report:

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

The MSCI AC Asia Pacific ex-Japan Index is comprised of large- and mid-capitalization segments of emerging market and developed market countries in the Asia Pacific region, excluding Japan.

The MSCI AC World ex-U.S.A. Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI ACWI ex-U.S.A. Index is comprised of large- and mid-capitalization segments of the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

The MSCI Australia Index is comprised of large- and mid-capitalization segments of the Australia market.

The MSCI China Index is a capitalization weighted index that is comprised of stocks in China.

The MSCI EAFE INDEX is a market cap-wighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency in which the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the U.S. & Canada.

The MSCI EAFE Small Cap Index is comprised of small-capitalization stocks in the MSCI EAFE Index.

The MSCI EAFE Value Index is comprised of value stocks in the MSCI EAFE Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Europe Small Cap Index is comprised of small-capitalization stocks in the MSCI Europe Index.

The MSCI Europe Value Index is comprised of Value stocks in the MSCI Europe Index.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the 11 countries within EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

WisdomTree International Dividend and Sector Funds	27

Description of Indexes (unaudited) (continued)

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

The MSCI Japan Small Cap Index is comprised of small cap stocks in the MSCI Japan Index.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Japan Value Index is comprised of value stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index that is comprised of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index is comprised of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI United Kingdom Local Currency Index is a capitalization-weighted index that measures the performance of the British equity market and provides local currency returns, which are not translated back to U.S. dollars.

The S&P Developed ex-U.S. BMI Sector Indexes are indexes that track specific sectors of developed global markets outside the United States.

The S&P Global Natural Resources Index is comprised of the largest publicly traded companies in natural resources and commodities businesses that meet specific inevitability requirements.

The WisdomTree Asia Pacific ex-Japan Index is comprised of dividend-paying companies incorporated in emerging market and developed countries in the Pacific region, excluding Japan.

The WisdomTree Australia Dividend Index is comprised of dividend-paying companies incorporated in Australia.

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the financial sector.

The WisdomTree Commodity Country Equity Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Commodities sector.

The WisdomTree DEFA Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree DEFA Index is comprised of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA International Hedged Equity Index is comprised of dividend- paying companies in the industrialized world, excluding Canada and the United States, and is designed to neutralize exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree DEFA Index.

The WisdomTree Emerging Markets Consumer Growth Index consists of stocks that best exemplify growth trends in emerging market consumers and their local economies.

The WisdomTree Emerging Markets Dividend Growth Index consists of dividend paying stocks with growth characteristics selected from the WisdomTree Emerging Markets Dividend Index.

28	WisdomTree International Dividend and Sector Funds

Description of Indexes (unaudited) (continued)

The WisdomTree Emerging Markets Equity Income Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Europe Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Europe Hedged Equity Index is comprised of dividend-paying companies in the European Union that are traded in Euros, and is designed to neutralize exposure to fluctuations between the euro and U.S. dollar. European companies are selected from the WisdomTree DEFA Index and must meet certain eligibility requirements.

The WisdomTree Europe SmallCap Dividend Index is comprised of the smallcapitalization segment of the European dividend-paying market.

The WisdomTree Global Equity Income Index is comprised of high dividend-paying companies selected from the WisdomTree Dividend Index and the WisdomTree World ex-U.S. Index.

The WisdomTree Global ex-U.S. Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S. Effective October 7, 2013, the Index is referred to as the “WisdomTree Global ex-U.S. Dividend Growth Index”.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global ex-U.S. Utilities Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Utilities sector.

The WisdomTree Global Natural Resources Index is comprised of dividend-paying companies in developed and emerging market countries outside the U.S. and Canada in the Natural Resources sector.

The WisdomTree International Dividend ex-Financials Index is comprised of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International Dividend Top 100 Index is comprised of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Real Estate Index is comprised of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

The WisdomTree International Sector Indexes, which encompass Basic Materials, Energy and Utilities, are derived from the WisdomTree DEFA Index, and measure the performance of dividend-paying companies in developed markets outside the U.S. and Canada, within their specific international sectors.

The WisdomTree International SmallCap Dividend Index is comprised of the small- capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

WisdomTree International Dividend and Sector Funds	29

Description of Indexes (unaudited) (concluded)

The WisdomTree Japan Dividend Index is comprised of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar. This index is based on the WisdomTree Japan Dividend Index.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying smallcapitalization companies in Japan.

The WisdomTree Middle East Dividend Index is comprised of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

The WisdomTree Pacific ex-Japan Dividend Index is comprised of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is comprised of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree United Kingdom Hedged Equity Index is designed to provide exposure to United Kingdom equity markets while at the same time neutralizing exposure to fluctuations of the British Pound movements relative to the U.S. dollar.

Index performance information assumes the reinvestment of net dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree Investments, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

30	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 29, 2013 to September 30, 2013.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 3/29/13 to 9/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend and Sector Funds	31

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 3/29/13	Ending Account Value 9/30/13	Annualized Expense Ratio Based on the Period 3/29/13 to 9/30/13	Expenses Paid During the Period† 3/29/13 to 9/30/13
WisdomTree DEFA Fund
Actual	$1,000.00	$1,106.50	0.48%	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.48%	$2.43
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,118.10	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,063.50	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,232.40	0.58%	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan Hedged Equity Fund
Actual	$1,000.00	$1,115.40	0.48%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Global ex-U.S. Growth Fund
Actual	$1,000.00	$976.80	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,062.60	0.58%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Asia Pacific ex-Japan Fund
Actual	$1,000.00	$995.60	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Australia Dividend Fund
Actual	$1,000.00	$966.60	0.58%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,100.50	0.48%	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,115.70	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,112.60	0.58%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,115.80	0.58%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$976.30	0.63%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$937.10	0.63%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,155.30	0.88%	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
WisdomTree Europe Hedged Equity Fund
Actual	$1,000.00	$1,083.10	0.58%	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

32	WisdomTree International Dividend and Sector Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 3/29/13	Ending Account Value 9/30/13	Annualized Expense Ratio Based on the Period 3/29/13 to 9/30/13	Expenses Paid During the Period† 3/29/13 to 9/30/13
WisdomTree Commodity Country Equity Fund
Actual	$1,000.00	$984.60	0.58%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global Natural Resources Fund
Actual	$1,000.00	$955.30	0.58%	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Utilities Fund
Actual	$1,000.00	$1,056.10	0.58%	$3.04
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Global ex-U.S. Real Estate Fund
Actual	$1,000.00	$977.60	0.58%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree China Dividend ex-Financials Fund
Actual	$1,000.00	$1,002.70	0.63%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree United Kingdom Hedged Equity Fund
Actual[1]	$1,000.00	$1,040.90	0.48%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43
WisdomTree Japan Hedged SmallCap Equity Fund
Actual[1]	$1,000.00	$1,074.10	0.58%	$1.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree Emerging Markets Dividend Growth Fund
Actual[2]	$1,000.00	$984.20	0.63%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
WisdomTree Emerging Markets Consumer Growth Fund
Actual[3]	$1,000.00	$989.50	0.63%	$0.07
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19
†	Actual expenses are calculated using each Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 186/365 (to reflect one half year period). Hypothetical expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one half year period).

[1]

Fund commenced of operations on June 28, 2013. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 95/365 (to reflect the period since commencement of operations).

[2]

Fund commenced of operations on August 1, 2013. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 61/365 (to reflect the period since commencement of operations).

[3]

Fund commenced of operations on September 27,2013. Actual expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 4/365 (to reflect the period since commencement of operations).

WisdomTree International Dividend and Sector Funds	33

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 12.2%
Adelaide Brighton Ltd.	89,686	$309,447
AGL Energy Ltd.	24,495	353,180
ALS Ltd./Queensland(a)	41,735	409,755
Amalgamated Holdings Ltd.	50,436	396,145
Amcor Ltd.	46,522	455,014
AMP Ltd.	118,343	510,127
Arrium Ltd.	145,980	166,528
Aurizon Holdings Ltd.	53,943	236,056
Australia & New Zealand Banking Group Ltd.	183,159	5,271,467
Bank of Queensland Ltd.	32,557	328,778
Bendigo and Adelaide Bank Ltd.(a)	40,773	382,010
BHP Billiton Ltd.	142,396	4,758,685
Boral Ltd.	38,449	172,568
Bradken Ltd.(a)	18,011	95,153
Brambles Ltd.	26,681	227,277
Brickworks Ltd.	32,259	410,227
Caltex Australia Ltd.	17,984	310,927
Coca-Cola Amatil Ltd.	42,688	489,363
Cochlear Ltd.(a)	2,771	156,705
Commonwealth Bank of Australia	105,133	7,000,268
Computershare Ltd.	27,305	253,273
Crown Ltd.	13,440	195,418
CSL Ltd.	7,470	447,029
CSR Ltd.	108,692	248,999
David Jones Ltd.(a)	62,478	168,834
Envestra Ltd.	327,503	335,324
Federation Centres Ltd.	163,604	348,790
Flight Centre Ltd.	7,467	337,231
GUD Holdings Ltd.(a)	37,997	216,017
GWA Group Ltd.	102,820	292,271
Harvey Norman Holdings Ltd.(a)	88,783	263,993
Iluka Resources Ltd.	29,260	313,541
Incitec Pivot Ltd.	59,199	148,902
Insurance Australia Group Ltd.	104,853	575,511
IOOF Holdings Ltd.	35,360	275,087
Iress Ltd.	30,608	260,156
JB Hi-Fi Ltd.(a)	23,218	454,824
Leighton Holdings Ltd.(a)	13,565	244,166
Lend Lease Group	45,017	427,666
Macquarie Group Ltd.	15,437	691,550
Metcash Ltd.	74,123	221,788
Mineral Resources Ltd.	46,080	469,649
Monadelphous Group Ltd.(a)	9,443	169,353
Myer Holdings Ltd.(a)	75,483	184,215
National Australia Bank Ltd.	177,501	5,696,167
Navitas Ltd.	50,940	295,791
New Hope Corp., Ltd.(a)	81,402	296,087
Orica Ltd.	16,823	315,551
Origin Energy Ltd.	46,224	609,426
OZ Minerals Ltd.	23,205	96,121
Perpetual Ltd.	7,040	258,307
Platinum Asset Management Ltd.	66,681	342,925

QBE Insurance Group Ltd.	38,052	521,966
Ramsay Health Care Ltd.	9,450	319,960
Rio Tinto Ltd.	14,989	865,314
Santos Ltd.	28,993	408,817
Seven West Media Ltd.	151,405	339,771
Sonic Healthcare Ltd.	21,024	318,271
Suncorp Group Ltd.	66,829	816,724
Sydney Airport	134,177	493,066
TABCORP Holdings Ltd.	86,271	264,590
Tatts Group Ltd.	137,558	398,733
Telstra Corp., Ltd.	949,580	4,412,885
Toll Holdings Ltd.	51,902	282,935
UGL Ltd.(a)	14,495	112,630
Wesfarmers Ltd.	61,169	2,352,474
Wesfarmers Ltd. PPS(a)	12,622	491,207
Westpac Banking Corp.	224,577	6,872,993
Woodside Petroleum Ltd.	40,831	1,462,638
Woolworths Ltd.	71,535	2,341,107
WorleyParsons Ltd.	9,228	209,849
Wotif.com Holdings Ltd.(a)	24,896	109,411

Total Australia		61,288,983
Austria – 0.5%
Andritz AG	4,463	262,527
Oesterreichische Post AG	6,016	273,624
OMV AG	10,904	538,748
Raiffeisen Bank International AG(a)	11,504	376,696
Strabag SE	6,584	164,345
Telekom Austria AG	37,343	313,305
Verbund AG	14,174	320,993
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,232	268,773
Voestalpine AG	2,117	101,287

Total Austria		2,620,298
Belgium – 1.4%
Ageas	7,542	305,664
Anheuser-Busch InBev N.V.	33,975	3,383,965
Belgacom S.A.	44,339	1,179,384
Colruyt S.A.(a)	4,929	273,791
Delhaize Group S.A.	2,006	126,512
Elia System Operator S.A./N.V.(a)	6,434	286,539
EVS Broadcast Equipment S.A.	2,261	145,960
Mobistar S.A.	7,950	135,380
NV Bekaert S.A.(a)	7,633	285,381
Solvay S.A.	2,114	317,210
Tessenderlo Chemie N.V.	3,916	99,445
UCB S.A.	6,574	400,362
Umicore S.A.(a)	6,616	321,601

Total Belgium		7,261,194
Denmark – 0.8%
Carlsberg A/S Class B	1,487	153,298
Chr Hansen Holding A/S	7,207	255,335
Coloplast A/S Class B	5,350	304,804
D/S Norden	4,735	199,811

See Notes to Financial Statements.

34	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

FLSmidth & Co. A/S(a)	1,987	$107,110
H. Lundbeck A/S	8,369	182,580
Novo Nordisk A/S Class B	10,929	1,856,659
Novozymes A/S Class B	5,457	208,885
Pandora A/S	2,977	123,032
TDC A/S	46,312	392,122
Tryg A/S	4,334	399,210

Total Denmark		4,182,846
Finland – 1.1%
Elisa Oyj	11,567	275,888
Fortum Oyj	52,544	1,184,963
Kone Oyj Class B(a)	5,991	534,836
Konecranes Oyj(a)	6,091	205,220
Metso Oyj(a)	6,648	261,333
Neste Oil Oyj	17,403	385,167
Nokian Renkaat Oyj	3,570	181,413
Orion Oyj Class B	10,917	275,163
Pohjola Bank PLC Class A	18,398	305,827
Sampo Class A	19,334	831,206
Sanoma Oyj(a)	31,135	260,040
Stora Enso Oyj Class R	39,806	337,580
UPM-Kymmene Oyj	37,795	523,379
Wartsila Oyj Abp	3,899	176,176
YIT Oyj	7,332	102,128

Total Finland		5,840,319
France – 11.1%
Accor S.A.	8,140	338,715
Aeroports de Paris	2,963	310,401
Air Liquide S.A.	7,117	991,813
Alstom S.A.	8,374	298,463
Arkema S.A.	1,784	198,868
AXA S.A.	92,462	2,143,386
BNP Paribas S.A.	36,596	2,476,910
Bourbon S.A.	4,038	105,549
Bouygues S.A.	17,706	646,530
Bureau Veritas S.A.	8,689	274,052
Cap Gemini S.A.	4,920	292,839
Carrefour S.A.	27,326	938,618
Casino Guichard Perrachon S.A.(a)	4,146	427,484
Christian Dior S.A.	1,453	285,096
Cie Generale des Etablissements Michelin	4,906	544,364
Cie Generale d'Optique Essilor International S.A.	1,682	181,009
CNP Assurances	31,016	559,028
Compagnie de Saint-Gobain	18,492	916,286
Danone	15,074	1,135,330
Edenred	7,210	234,236
EDF S.A.	109,610	3,468,976
Eiffage S.A.	2,906	159,473
Euler Hermes S.A.	1,756	214,573
Eutelsat Communications S.A.	6,366	201,387
GDF Suez	195,427	4,912,506
Hermes International	524	188,748

Imerys S.A.	2,887	201,691
Kering	1,907	427,611
Klepierre	9,845	427,120
Lafarge S.A.	2,228	155,290
Lagardere SCA	7,178	233,245
Legrand S.A.	1,463	81,226
L'Oreal S.A.	9,705	1,667,765
LVMH Moet Hennessy Louis Vuitton S.A.	11,096	2,186,928
Metropole Television S.A.	21,281	456,736
Natixis	110,439	528,916
Neopost S.A.(a)	2,841	207,015
Nexity S.A.	4,415	157,746
Orange S.A.	235,049	2,949,157
Pernod-Ricard S.A.	4,892	607,839
Publicis Groupe S.A.	5,091	405,354
Rallye S.A.	6,952	254,086
Renault S.A.	8,698	693,845
Rexel S.A.	8,971	228,300
Safran S.A.	7,486	461,426
Sanofi	38,956	3,953,379
Schneider Electric S.A.	17,055	1,443,138
SCOR SE	12,115	401,377
Societe BIC S.A.	2,932	341,127
Societe Generale S.A.	10,272	512,110
Societe Television Francaise 1	28,139	490,033
Sodexo	3,885	362,709
Suez Environnement Co.	30,629	497,117
Technip S.A.	2,496	293,238
Thales S.A.	7,380	405,941
Total S.A.(a)	122,034	7,085,886
Unibail-Rodamco SE	3,396	843,089
Valeo S.A.	5,424	463,440
Vallourec S.A.	5,932	355,482
Veolia Environnement S.A.	27,223	465,237
Vinci S.A.	24,229	1,409,313
Vivendi S.A.	86,626	1,994,029

Total France		56,092,581
Germany – 8.1%
Adidas AG	3,564	386,821
Allianz SE	14,864	2,338,021
Axel Springer AG	673	37,452
BASF SE	26,673	2,559,910
Bayer AG	16,238	1,915,827
Bayerische Motoren Werke AG	19,935	2,144,500
Beiersdorf AG	4,147	368,476
Bilfinger SE	3,657	384,143
Brenntag AG	1,377	229,362
Celesio AG	7,413	166,976
Continental AG	4,292	727,977
Daimler AG	41,880	3,266,529
Deutsche Bank AG	15,897	730,354
Deutsche Boerse AG	6,780	510,375
Deutsche Post AG	35,224	1,169,615

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

Deutsche Telekom AG	298,697	$4,332,411
E.ON SE	143,360	2,551,881
Fielmann AG	3,408	361,032
Fraport AG Frankfurt Airport Services Worldwide(a)	2,985	209,629
Freenet AG*	16,446	398,158
Fresenius Medical Care AG & Co. KGaA	4,097	266,703
Fresenius SE & Co. KGaA	2,196	272,946
GEA Group AG	5,655	232,364
Hannover Rueckversicherung AG	4,894	360,122
Henkel AG & Co. KGaA	4,474	396,502
Hugo Boss AG	3,322	429,987
Infineon Technologies AG	18,053	180,715
K+S AG(a)	7,613	197,450
Kabel Deutschland Holding AG	3,390	431,354
Linde AG	3,174	629,006
MAN SE	2,965	353,757
Merck KGaA	3,504	547,127
Metro AG	9,381	372,069
MLP AG(a)	46,033	294,801
Muenchener Rueckversicherungs AG	7,167	1,401,398
Rheinmetall AG	3,712	213,401
RWE AG	41,798	1,422,419
SAP AG	14,051	1,039,831
Siemens AG	27,653	3,333,739
SMA Solar Technology AG	5,192	177,988
Suedzucker AG(a)	10,939	322,509
Symrise AG	5,097	225,926
Talanx AG	10,983	370,192
Telefonica Deutschland Holding AG	75,491	596,270
United Internet AG Registered Shares	217	8,225
Volkswagen AG	6,087	1,381,381
Wacker Chemie AG(a)	3,162	312,244
Wincor Nixdorf AG	2,000	124,969

Total Germany		40,684,844
Hong Kong – 5.9%
AIA Group Ltd.	121,765	572,308
Bank of East Asia Ltd.	66,826	283,068
BOC Hong Kong Holdings Ltd.	458,544	1,472,279
Cheung Kong Holdings Ltd.	62,000	944,173
China Merchants Holdings International Co., Ltd.(a)	113,431	412,468
China Mobile Ltd.	823,481	9,200,935
China Overseas Land & Investment Ltd.	175,175	516,141
China Resources Enterprise Ltd.	37,812	120,187
China Resources Power Holdings Co., Ltd.	92,000	218,755
China Unicom Hong Kong Ltd.	367,588	573,531
Citic Pacific Ltd.(a)	170,000	220,524
CLP Holdings Ltd.	82,000	667,724
CNOOC Ltd.	1,466,700	2,984,407
Fosun International Ltd.	238,500	187,906
Hang Lung Group Ltd.(a)	24,000	128,121
Hang Lung Properties Ltd.	90,000	306,377
Hang Seng Bank Ltd.	82,100	1,339,194
Henderson Land Development Co., Ltd.	49,500	305,739
HKT Trust and HKT Ltd.	392,035	368,015
Hong Kong & China Gas Co., Ltd.	173,724	418,005
Hong Kong Exchanges and Clearing Ltd.	15,100	242,024
Hutchison Whampoa Ltd.	94,000	1,126,039
Hysan Development Co., Ltd.	89,000	396,504
Lenovo Group Ltd.	209,003	218,566
MTR Corp., Ltd.	159,000	629,427
New World Development Co., Ltd.	219,000	329,270
PCCW Ltd.	417,411	184,615
Power Assets Holdings Ltd.	75,000	671,167
Shanghai Industrial Holdings Ltd.	46,000	152,441
Shenzhen Investment Ltd.	454,000	183,821
Shougang Fushan Resources Group Ltd.(a)	680,698	229,089
Sino Land Co., Ltd.	206,400	303,938
Sino-Ocean Land Holdings Ltd.(a)	262,500	154,349
Sinotruk Hong Kong Ltd.	142,000	72,509
SJM Holdings Ltd.	192,964	542,429
Sun Art Retail Group Ltd.	161,500	231,573
Sun Hung Kai Properties Ltd.	85,000	1,156,328
Swire Properties Ltd.	131,000	367,401
Television Broadcasts Ltd.	43,200	272,397
Wharf Holdings Ltd.	76,000	658,556
Wheelock & Co., Ltd.	74,000	392,655

Total Hong Kong		29,754,955
Ireland – 0.3%
CRH PLC	30,776	735,506
DCC PLC	6,614	270,660
Dragon Oil PLC	18,011	167,007
Kerry Group PLC Class A	3,814	232,095

Total Ireland		1,405,268
Israel – 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	428,506	787,498
Clal Industries Ltd.*	13,449	58,358
Clal Insurance Enterprise Holdings Ltd.	20,840	376,432
Delek Automotive Systems Ltd.	20,993	243,986
Gazit-Globe Ltd.	18,337	245,932
Israel Chemicals Ltd.	84,788	715,143
Teva Pharmaceutical Industries Ltd.	26,212	986,481

Total Israel		3,413,830
Italy – 3.2%
A2A SpA	204,464	199,830
ACEA SpA	21,337	207,956
Assicurazioni Generali SpA	17,952	358,436
Atlantia SpA	21,216	431,647
Banca Generali SpA	16,362	369,879
Enel Green Power SpA	75,470	161,924
Enel SpA	471,759	1,808,507
Eni SpA(a)	205,809	4,722,160
ERG SpA	36,483	367,673
Gtech SpA	14,186	405,949
Hera SpA	100,000	201,694
Intesa Sanpaolo SpA	498,393	1,028,841

See Notes to Financial Statements.

36	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

Iren SpA	256,078	$312,669
Luxottica Group SpA	3,220	171,386
MARR SpA	14,098	191,792
Mediolanum SpA	49,565	360,293
Parmalat SpA	83,316	279,245
Pirelli & C SpA(a)	19,707	256,760
Saipem SpA	27,564	599,231
Snam SpA	215,343	1,091,373
Societa Iniziative Autostradali e Servizi SpA	41,222	405,667
Telecom Italia SpA	232,121	191,669
Telecom Italia SpA RSP	343,340	228,152
Terna Rete Elettrica Nazionale SpA	112,990	510,238
Tod's SpA	1,588	297,934
UniCredit SpA	112,460	717,315
Unione di Banche Italiane SCPA	28,217	142,777

Total Italy		16,020,997
Japan – 11.7%
Aeon Co., Ltd.	21,700	298,769
Airport Facilities Co., Ltd.	7,700	72,194
Aisin Seiki Co., Ltd.	8,200	349,727
Ajinomoto Co., Inc.(a)	18,000	236,637
ANA Holdings, Inc.(a)	178,000	388,199
Aozora Bank Ltd.	127,000	376,632
Asahi Glass Co., Ltd.	49,000	304,112
Asahi Group Holdings Ltd.	10,100	265,456
Asahi Kasei Corp.(a)	38,000	286,186
Astellas Pharma, Inc.(a)	11,300	575,796
Azbil Corp.	4,900	113,805
Bank of Yokohama Ltd. (The)	77,000	440,224
Bridgestone Corp.	10,900	397,121
Brother Industries Ltd.	12,200	137,510
Canon, Inc.	50,100	1,598,094
Central Japan Railway Co.	3,200	410,252
Chiba Bank Ltd. (The)	56,000	408,622
Chugai Pharmaceutical Co., Ltd.	700	14,367
Chugoku Electric Power Co., Inc. (The)(a)	17,900	284,576
Coca-Cola West Co., Ltd.	16,700	333,745
Dai Nippon Printing Co., Ltd.	6,000	63,470
Daihatsu Motor Co., Ltd.(a)	13,000	251,720
Dai-ichi Life Insurance Co., Ltd. (The)	21,733	310,076
Daiichi Sankyo Co., Ltd.(a)	12,700	230,121
Daikin Industries Ltd.	4,900	260,168
Dainippon Sumitomo Pharma Co., Ltd.(a)	18,300	249,160
Daito Trust Construction Co., Ltd.	3,800	379,903
Daiwa House Industry Co., Ltd.	15,000	282,497
Daiwa Securities Group, Inc.	2,000	17,936
Denso Corp.	10,000	466,752
East Japan Railway Co.	4,800	412,861
Eisai Co., Ltd.(a)	5,200	211,445
Electric Power Development Co., Ltd.	3,800	123,924
FANUC Corp.	3,300	545,152
Fast Retailing Co., Ltd.	1,200	450,650
Fuji Heavy Industries Ltd.	4,000	110,471

FUJIFILM Holdings Corp.	9,000	215,908
Higashi-Nippon Bank Ltd. (The)(a)	175,000	415,541
Hino Motors Ltd.	26,000	382,614
Hitachi Chemical Co., Ltd.(a)	9,200	148,044
Hitachi Ltd.	31,000	204,403
Hokuriku Electric Power Co.	12,300	179,752
Honda Motor Co., Ltd.	36,300	1,381,712
Hoya Corp.(a)	26,400	623,914
Ibiden Co., Ltd.(a)	4,100	66,979
Idemitsu Kosan Co., Ltd.(a)	2,800	242,548
Inpex Corp.	33,313	393,136
Isuzu Motors Ltd.	29,000	190,920
ITOCHU Corp.(a)	49,800	610,034
Japan Airlines Co., Ltd.	7,300	441,906
Japan Tobacco, Inc.	33,544	1,206,729
JFE Holdings, Inc.	13,400	347,273
JGC Corp.	6,000	216,459
JSR Corp.(a)	9,400	174,445
JX Holdings, Inc.	98,779	512,392
Kajima Corp.	49,000	199,246
Kao Corp.	4,700	146,568
Kawasaki Heavy Industries Ltd.	50,000	216,561
KDDI Corp.	14,702	755,140
Keikyu Corp.	19,000	179,689
Kikkoman Corp.	12,000	219,516
Kintetsu Corp.	87,000	324,504
Kirin Holdings Co., Ltd.	2,000	29,126
Kokuyo Co., Ltd.	5,000	38,930
Komatsu Ltd.(a)	20,500	509,549
Konami Corp.(a)	6,300	145,486
Konica Minolta Holdings, Inc.	17,500	146,955
Kubota Corp.(a)	8,000	115,526
Kuraray Co., Ltd.(a)	13,200	158,064
Kyocera Corp.	6,700	355,740
Kyowa Hakko Kirin Co., Ltd.	22,000	225,997
Lawson, Inc.	100	7,837
LIXIL Group Corp.	9,700	199,585
Makita Corp.(a)	6,000	348,535
Marubeni Corp.(a)	42,000	330,436
Marui Group Co., Ltd.	18,100	169,517
Medipal Holdings Corp.	15,900	196,228
Mie Bank Ltd. (The)	148,000	306,181
Mitsubishi Chemical Holdings Corp.(a)	24,400	113,887
Mitsubishi Corp.(a)	40,500	819,699
Mitsubishi Electric Corp.	29,000	304,408
Mitsubishi Estate Co., Ltd.	14,000	413,187
Mitsubishi Heavy Industries Ltd.	52,000	298,354
Mitsubishi Tanabe Pharma Corp.	14,100	197,867
Mitsubishi UFJ Financial Group, Inc.	289,100	1,847,294
Mitsui & Co., Ltd.(a)	49,800	723,718
Mitsui Chemicals, Inc.(a)	40,000	109,656
Mitsui Fudosan Co., Ltd.	4,000	134,318
Mizuho Financial Group, Inc.	713,100	1,547,927
Morinaga & Co., Ltd.	182,000	391,358

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

MS&AD Insurance Group Holdings(a)	13,930	$363,422
Murata Manufacturing Co., Ltd.	1,700	129,763
NEC Fielding Ltd.	25,100	294,166
Nidec Corp.(a)	2,000	165,096
Nikon Corp.(a)	6,900	120,456
Nippon Electric Glass Co., Ltd.	10,000	53,503
Nippon Express Co., Ltd.	39,000	195,546
Nippon Steel & Sumitomo Metal Corp.(a)	117,000	397,055
Nippon Telegraph & Telephone Corp.	38,600	1,998,349
Nippon Yusen K.K.	49,000	154,803
Nissan Chemical Industries Ltd.(a)	14,200	213,742
Nissan Motor Co., Ltd.	108,100	1,084,030
Nisshin Seifun Group, Inc.(a)	550	5,549
Nissin Foods Holdings Co., Ltd.(a)	4,900	201,243
Nitto Denko Corp.(a)	5,200	338,629
NKSJ Holdings, Inc.	16,900	434,190
Nomura Holdings, Inc.	28,800	224,530
Nomura Research Institute Ltd.	300	10,425
NSK Ltd.	14,000	142,818
NTT DoCoMo, Inc.	153,355	2,488,063
Odakyu Electric Railway Co., Ltd.(a)	28,000	278,217
OJI Paper Co., Ltd.(a)	44,000	206,268
Oracle Corp.	2,800	104,438
Oriental Land Co., Ltd.(a)	1,900	314,069
Osaka Gas Co., Ltd.(a)	49,000	208,734
Park24 Co., Ltd.	11,200	199,175
Resona Holdings, Inc.	83,400	426,668
Ricoh Co., Ltd.(a)	29,000	334,257
Rohm Co., Ltd.	4,000	164,280
Ryosan Co., Ltd.	4,900	89,536
SAIBUGAS Co., Ltd.(a)	49,000	119,348
Sankyo Co., Ltd.	4,400	215,011
Secom Co., Ltd.	1,600	100,117
Sega Sammy Holdings, Inc.	10,200	294,072
Sekisui House Ltd.	23,000	308,932
Seven & I Holdings Co., Ltd.	11,800	430,512
Shin-Etsu Chemical Co., Ltd.	5,100	311,847
Shionogi & Co., Ltd.	4,100	86,116
Shiseido Co., Ltd.(a)	500	8,989
Shizuoka Bank Ltd. (The)	35,000	398,064
Showa Shell Sekiyu K.K.	25,800	288,697
SMC Corp.	1,000	237,860
Softbank Corp.	8,500	588,178
Sony Corp.	17,000	363,475
Sony Financial Holdings, Inc.	10,678	195,659
Sumitomo Bakelite Co., Ltd.(a)	48,000	173,656
Sumitomo Corp.(a)	38,400	517,348
Sumitomo Electric Industries Ltd.	17,900	259,402
Sumitomo Metal Mining Co., Ltd.	17,000	240,122
Sumitomo Mitsui Financial Group, Inc.	35,700	1,726,334
Sumitomo Mitsui Trust Holdings, Inc.	45,070	222,766
Sumitomo Realty & Development Co., Ltd.(a)	5,000	237,197
T&D Holdings, Inc.	21,300	263,523
Taisei Corp.(a)	54,000	265,804

Takeda Pharmaceutical Co., Ltd.(a)	26,700	1,261,192
TDK Corp.(a)	3,200	125,554
Tokio Marine Holdings, Inc.	8,000	261,299
Tokyo Electron Ltd.	4,700	251,944
Tokyo Gas Co., Ltd.	49,000	268,657
TOKYU Corp.	6,000	42,803
TonenGeneral Sekiyu K.K.	6,000	55,460
Toppan Printing Co., Ltd.(a)	36,000	290,201
TORAY INDUSTRIES, Inc.	33,000	216,917
Toshiba Corp.(a)	44,000	197,299
Toyota Motor Corp.	48,700	3,111,837
Toyota Tsusho Corp.	12,500	326,624
Trend Micro, Inc.	8,700	324,061
USS Co., Ltd.	22,960	332,496
West Japan Railway Co.	2,720	116,562
Yahoo! Japan Corp.	13,710	77,824
Yakult Honsha Co., Ltd.(a)	4,000	200,357
Yamato Holdings Co., Ltd.(a)	18,200	410,277

Total Japan		58,905,041
Netherlands – 1.9%
Aegon N.V.	66,610	493,212
Akzo Nobel N.V.	6,422	422,270
ASML Holding N.V.	930	91,899
CNH Industrial N.V.*	29,324	366,550
Delta Lloyd N.V.	18,830	400,946
European Aeronautic Defence and Space Co. N.V.	9,030	575,664
Fugro N.V.	2,940	179,446
Heineken Holding N.V.	6,377	403,600
Heineken N.V.	9,529	675,775
Kas Bank N.V.	31,449	417,195
Koninklijke Ahold N.V.	22,940	397,630
Koninklijke Boskalis Westminster N.V.	5,036	223,188
Koninklijke DSM N.V.	5,323	401,922
Koninklijke Philips Electronics N.V.	24,340	785,148
Randstad Holding N.V.	6,872	387,347
Reed Elsevier N.V.	31,756	638,995
STMicroelectronics N.V. *(a)	22,218	204,814
Unilever N.V.	47,094	1,833,098
Wolters Kluwer N.V.	14,291	368,619
Ziggo N.V.	9,383	380,277

Total Netherlands		9,647,595
New Zealand – 0.3%
Auckland International Airport Ltd.	3,631	10,025
Fisher & Paykel Healthcare Corp., Ltd.	88,760	267,620
Fletcher Building Ltd.	18,906	149,595
Sky Network Television Ltd.	81,541	395,268
Telecom Corp. of New Zealand Ltd.	164,995	319,512
Vector Ltd.	166,584	367,682

Total New Zealand		1,509,702
Norway – 1.7%
Aker ASA Class A	8,372	254,741
Aker Solutions ASA	17,026	239,073

See Notes to Financial Statements.

38	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

Atea ASA	35,721	$375,667
DNB ASA	28,668	435,198
Fred Olsen Energy ASA	3,689	163,772
Gjensidige Forsikring ASA	35,374	534,058
Norsk Hydro ASA(a)	76,551	317,316
Orkla ASA	53,050	386,347
SpareBank 1 SMN	42,717	324,590
Statoil ASA	144,079	3,270,031
Telenor ASA	65,142	1,488,217
Yara International ASA	17,379	717,497

Total Norway		8,506,507
Portugal – 0.4%
EDP-Energias de Portugal S.A.	208,037	760,345
Galp Energia, SGPS, S.A.	9,651	160,623
Jeronimo Martins, SGPS, S.A.	12,409	254,985
Mota-Engil, SGPS, S.A.(a)	2,260	8,964
Portugal Telecom, SGPS, S.A.(a)	78,040	351,883
Sonae	291,974	364,403
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	5,535	32,967

Total Portugal		1,934,170
Singapore – 2.2%
Ascendas Hospitality Trust	539,000	335,063
Cityspring Infrastructure Trust	827,960	310,134
ComfortDelGro Corp., Ltd.	267,000	419,199
DBS Group Holdings Ltd.	63,000	824,435
Global Premium Hotels Ltd.	1,873,000	373,182
Hutchison Port Holdings Trust Class U	566,036	441,508
Jardine Cycle & Carriage Ltd.	11,000	334,449
Keppel Corp., Ltd.	37,100	308,095
Keppel Land Ltd.	104,000	293,413
K-Green Trust	115,414	92,901
M1 Ltd.	153,000	399,952
Oversea-Chinese Banking Corp., Ltd.	117,000	960,430
Saizen REIT	2,569,000	376,725
SATS Ltd.	43,000	111,719
SembCorp Industries Ltd.	49,000	206,583
SembCorp Marine Ltd.(a)	6,000	21,662
Singapore Airlines Ltd.	11,000	91,524
Singapore Exchange Ltd.	48,000	277,729
Singapore Post Ltd.	363,000	365,965
Singapore Press Holdings Ltd.	29,000	94,991
Singapore Technologies Engineering Ltd.	53,000	176,139
Singapore Telecommunications Ltd.	588,000	1,747,950
StarHub Ltd.	98,000	335,063
Tiong Seng Holdings Ltd.	1,733,000	352,194
United Overseas Bank Ltd.	48,000	790,723
Venture Corp., Ltd.	28,000	170,265
Wilmar International Ltd.	124,000	313,274
Yangzijiang Shipbuilding Holdings Ltd.	447,000	390,090

Total Singapore		10,915,357
Spain – 4.8%
Abertis Infraestructuras, S.A.(a)	30,635	595,703

Acciona S.A.(a)	5,252	298,985
Acerinox S.A.(a)	15,869	181,945
ACS Actividades de Construccion y Servicios, S.A.	16,403	521,792
Amadeus IT Holding S.A. Class A	11,032	391,257
Atresmedia Corp de Medios de Comunicaion S.A.	3,161	40,692
Banco Bilbao Vizcaya Argentaria S.A.	289,179	3,233,355
Banco de Sabadell S.A.	79,297	199,761
Banco Santander S.A.	1,057,106	8,625,780
Bolsas y Mercados Espanoles S.A.	10,138	321,880
CaixaBank	347,080	1,524,113
Duro Felguera S.A.	21,398	146,565
Enagas S.A.	6,522	159,928
Ferrovial S.A.	67,844	1,220,515
Gas Natural SDG S.A.	48,965	1,022,724
Iberdrola S.A.	225,002	1,308,146
Inditex S.A.	10,081	1,554,297
Indra Sistemas S.A.	12,662	189,996
Mapfre S.A.	114,623	410,552
Obrascon Huarte Lain S.A.	9,652	366,289
Red Electrica Corp. S.A.	4,631	263,727
Repsol YPF S.A.	35,899	890,498
Tecnicas Reunidas S.A.	3,137	143,741
Zardoya Otis S.A.(a)	25,510	414,380

Total Spain		24,026,621
Sweden – 3.8%
Alfa Laval AB	13,796	333,135
Assa Abloy AB Class B	765	35,135
Atlas Copco AB Class A	13,232	387,704
Atlas Copco AB Class B	16,404	433,653
Axfood AB	8,473	414,080
Axis Communications AB(a)	4,926	154,994
BillerudKorsnas AB	24,692	249,300
Boliden AB	25,625	384,189
Electrolux AB Series B	13,235	343,903
Fabege AB	20,861	230,594
Getinge AB Class B	11,527	412,223
Hennes & Mauritz AB Class B	66,387	2,884,684
Hexagon AB Class B	12,756	384,878
Husqvarna AB Class B	26,932	174,974
Investment AB Latour Class B	17,187	419,835
NCC AB Class B	9,054	269,656
Nordea Bank AB	138,091	1,666,182
Peab AB(a)	60,539	362,210
Ratos AB Class B(a)	16,178	150,745
Sandvik AB	33,814	467,482
Scania AB Class B	11,298	242,209
Securitas AB Class B	24,813	283,551
Skandinaviska Enskilda Banken AB Class A	65,886	698,547
Skanska AB Class B	24,680	474,918
SKF AB Class B	13,062	363,811
SSAB AB Class B	13,201	72,755
Svenska Cellulosa AB Class B	8,216	207,220

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	39

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

Svenska Handelsbanken AB Class A	16,330	$698,902
Swedbank AB Class A	42,068	980,458
Swedish Match AB	7,610	268,709
Tele2 AB Class B	45,278	579,448
Telefonaktiebolaget LM Ericsson Class B	101,467	1,350,661
TeliaSonera AB	217,287	1,665,740
Trelleborg AB Class B	23,368	443,123
Volvo AB Class A	38,455	575,948
Volvo AB Class B	10,147	152,053

Total Sweden		19,217,609
Switzerland – 6.9%
ABB Ltd.*	60,551	1,432,332
Actelion Ltd.*	6,138	435,786
Adecco S.A.*	6,533	465,275
Baloise Holding AG	1,117	123,528
Cie Financiere Richemont S.A.	4,135	414,300
Clariant AG*	24,824	418,652
Geberit AG	1,475	398,336
Givaudan S.A.*	290	423,655
Helvetia Holding AG	877	388,916
Holcim Ltd.*	5,013	373,099
Julius Baer Group Ltd.*	9,328	435,324
Kuehne + Nagel International AG	2,956	387,377
Logitech International S.A.(a)	53,375	469,853
Nestle S.A.	93,128	6,514,068
Novartis AG	79,020	6,073,420
Partners Group Holding AG	176	43,151
Psp Swiss Property AG*	4,110	356,798
Roche Holding AG	5,284	1,419,975
Roche Holding AG – Genusschein	18,367	4,954,063
Schindler Holding AG Participating Shares	2,568	385,661
Sulzer AG	1,284	198,795
Swatch Group AG (The)	3,737	421,536
Swiss Life Holding AG*	2,184	413,493
Swiss Re AG*	33,277	2,752,690
Swisscom AG	2,156	1,036,215
Swisslog Holding AG*	319,267	363,666
Syngenta AG	2,151	878,716
UBS AG*	28,200	576,942
Zurich Insurance Group AG*	8,450	2,176,395

Total Switzerland		34,732,017
United Kingdom – 20.3%
Abbey Protection PLC	207,192	404,309
Aberdeen Asset Management PLC	33,497	205,372
Admiral Group PLC	4,236	84,581
AMEC PLC	19,411	337,603
Amlin PLC	62,167	407,928
Anglo American PLC	47,389	1,164,939
Antofagasta PLC	21,422	283,944
ARM Holdings PLC	28,586	456,440
Ashmore Group PLC	41,058	259,508
Associated British Foods PLC	11,817	359,000
AstraZeneca PLC	65,165	3,393,257
Aviva PLC	143,922	924,810

Babcock International Group PLC	28,379	549,645
BAE Systems PLC	131,477	967,480
Balfour Beatty PLC	106,194	488,912
Barclays PLC	251,075	1,079,498
Berendsen PLC	26,613	391,106
BG Group PLC	54,979	1,051,034
BHP Billiton PLC	87,168	2,569,108
BP PLC	921,661	6,464,178
British American Tobacco PLC	74,209	3,937,501
British Land Co. PLC	11,350	106,145
British Sky Broadcasting Group PLC	65,886	928,253
BT Group PLC	231,035	1,281,048
Burberry Group PLC	13,458	356,112
Cable & Wireless Communications PLC	52,253	33,534
Capita PLC	21,248	342,714
Carillion PLC	35,329	178,901
Carnival PLC	4,653	157,784
Centrica PLC	188,068	1,125,948
Close Brothers Group PLC	25,132	475,768
Compass Group PLC	27,650	380,599
Croda International PLC	7,996	343,788
Daily Mail & General Trust PLC Class A	23,825	293,996
Darty PLC	205,356	229,462
De La Rue PLC	24,986	401,993
Diageo PLC	58,349	1,856,735
Direct Line Insurance Group PLC	111,168	383,814
Drax Group PLC	43,134	476,734
easyjet PLC	18,948	392,146
Electrocomponents PLC	37,315	166,781
Fidessa Group PLC	11,206	360,762
Fresnillo PLC	30,141	474,924
G4S PLC	54,773	225,562
GKN PLC	57,981	321,119
GlaxoSmithKline PLC	212,225	5,352,769
Halfords Group PLC	46,925	299,098
Hammerson PLC	33,622	272,782
Hays PLC	241,547	463,135
HSBC Holdings PLC	773,212	8,381,817
ICAP PLC	34,157	207,040
IG Group Holdings PLC	27,071	253,826
IMI PLC	3,802	89,584
Imperial Tobacco Group PLC	44,440	1,645,865
Inchcape PLC	30,426	300,805
Inmarsat PLC	16,995	195,129
Intercontinental Hotels Group PLC	2,561	74,734
Intertek Group PLC	4,342	232,389
Investec PLC	26,712	173,203
ITV PLC	172,532	489,785
J. Sainsbury PLC	90,398	573,119
John Wood Group PLC	23,951	311,065
Johnson Matthey PLC	6,344	288,479
Kingfisher PLC	72,161	450,953
Ladbrokes PLC	70,865	194,172
Legal & General Group PLC	186,541	592,689

See Notes to Financial Statements.

40	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

September 30, 2013

Investments	Shares	Value

London Stock Exchange Group PLC	17,306	$430,749
Man Group PLC	283,166	384,731
Marks & Spencer Group PLC	72,916	586,386
Marston's PLC	10,039	24,548
Meggitt PLC	32,825	291,831
Melrose Industries PLC	93,796	455,376
Mondi PLC	18,129	306,205
Moneysupermarket.com Group PLC	116,958	286,754
N. Brown Group PLC	30,233	257,036
National Grid PLC	171,471	2,028,452
Next PLC	1,984	165,785
Old Mutual PLC	167,256	508,122
Pearson PLC	29,316	596,752
Premier Farnell PLC	31,618	111,211
Prudential PLC	61,617	1,148,497
Reckitt Benckiser Group PLC	24,625	1,802,472
Reed Elsevier PLC	19,238	259,513
Rexam PLC	29,588	230,758
Rio Tinto PLC	49,471	2,421,825
Royal Dutch Shell PLC Class A	184,120	6,082,541
Royal Dutch Shell PLC Class B	107,422	3,713,157
RSA Insurance Group PLC	146,902	287,613
SABMiller PLC	27,292	1,389,321
Sage Group PLC (The)	53,913	287,937
Segro PLC	81,415	408,714
Severn Trent PLC	12,905	368,438
Smith & Nephew PLC	17,431	217,636
Smiths Group PLC	15,593	353,265
SSE PLC	46,365	1,106,730
Standard Chartered PLC	80,504	1,930,752
Standard Life PLC	81,831	457,714
TalkTalk Telecom Group PLC	105,672	413,438
Tate & Lyle PLC	4,103	48,936
Tesco PLC	323,117	1,878,487
TUI Travel PLC	2,672	15,910
Tullow Oil PLC	8,051	133,507
Unilever PLC	32,406	1,280,469
United Utilities Group PLC	38,485	430,649
Vedanta Resources PLC	13,753	240,979
Vodafone Group PLC	2,657,440	9,295,465
Weir Group PLC (The)	9,204	347,285
WH Smith PLC	20,604	275,938
Whitbread PLC	6,940	333,113
William Hill PLC	50,893	332,137
WM Morrison Supermarkets PLC	87,328	395,973

Total United Kingdom		102,240,320
TOTAL COMMON STOCKS (Cost: $427,117,678)		500,201,054
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International Dividend ex-Financials Fund(b)
(Cost: $775,896)	18,076	821,916

RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 10/11/13*†	2,675	0
Spain – 0.0%
Abertis Infraestructuras S.A., expiring 11/09/13*(a)	30,164	29,358
Banco Bilbao Vizcaya Argentaria S.A., expiring 11/14/13*	289,179	39,536

Total Spain		68,894
United Kingdom – 0.0%
Barclays PLC, expiring 11/02/13*	61,568	80,511
TOTAL RIGHTS (Cost: $38,754)		149,405
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%
United States – 7.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $35,907,821)(d)	35,907,821	35,907,821
TOTAL INVESTMENTS IN SECURITIES – 106.6% (Cost: $463,840,149)(e)		537,080,196
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.6)%		(33,106,926)

NET ASSETS – 100.0%		$503,973,270

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013. (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $34,021,857 and the total market value of the collateral held by the Fund was $35,907,821.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	41

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 16.9%
Adelaide Brighton Ltd.	36,773	$126,879
AGL Energy Ltd.	22,971	331,207
ALS Ltd./Queensland(a)	11,676	114,635
Amcor Ltd.	41,900	409,808
AMP Ltd.	111,629	481,186
Arrium Ltd.	129,842	148,119
Ausdrill Ltd.(a)	82,879	121,281
Australia & New Zealand Banking Group Ltd.	127,505	3,669,699
Bank of Queensland Ltd.	11,539	116,527
Bendigo and Adelaide Bank Ltd.(a)	12,557	117,649
BHP Billiton Ltd.	120,534	4,028,086
Bradken Ltd.(a)	30,797	162,701
Brickworks Ltd.	14,824	188,512
Cabcharge Australia Ltd.(a)	46,054	159,332
Coca-Cola Amatil Ltd.	33,872	388,299
Cochlear Ltd.(a)	1,671	94,498
Commonwealth Bank of Australia	74,077	4,932,408
Crown Ltd.	21,601	314,079
David Jones Ltd.(a)	74,461	201,215
DuluxGroup Ltd.	23,762	117,314
Envestra Ltd.	125,375	128,369
Fairfax Media Ltd.(a)	228,279	114,197
Federation Centres	40,917	87,231
Flight Centre Ltd.	4,478	202,239
GrainCorp Ltd. Class A(a)	7,836	90,489
Grange Resources Ltd.	608,640	108,131
GUD Holdings Ltd.(a)	22,964	130,553
GWA Group Ltd.	61,509	174,842
Harvey Norman Holdings Ltd.(a)	61,480	182,808
Iluka Resources Ltd.	13,768	147,533
Incitec Pivot Ltd.	47,606	119,743
Insurance Australia Group Ltd.	74,198	407,254
IOOF Holdings Ltd.	17,978	139,862
Iress Ltd.	20,166	171,403
JB Hi-Fi Ltd.(a)	6,146	120,396
Leighton Holdings Ltd.(a)	11,570	208,257
Lend Lease Group	11,828	112,367
Macquarie Group Ltd.	10,584	474,144
Metcash Ltd.	52,521	157,151
Monadelphous Group Ltd.(a)	5,934	106,422
Mount Gibson Iron Ltd.	216,405	148,727
Myer Holdings Ltd.(a)	49,067	119,747
National Australia Bank Ltd.	123,158	3,952,251
New Hope Corp., Ltd.	25,899	94,204
Northern Star Resources Ltd.	131,598	103,978
NRW Holdings Ltd.(a)	102,509	138,984
Orica Ltd.	14,470	271,415
Origin Energy Ltd.	40,848	538,548
OZ Minerals Ltd.(a)	41,236	170,811
Platinum Asset Management Ltd.	17,740	91,233
Primary Health Care Ltd.	20,886	94,132
QBE Insurance Group Ltd.	26,420	362,408

Resolute Mining Ltd.	127,298	76,774
Rio Tinto Ltd.	11,372	656,505
SAI Global Ltd.	48,706	202,664
Seven West Media Ltd.	59,477	133,473
Sonic Healthcare Ltd.	13,676	207,033
Suncorp Group Ltd.	42,906	524,358
Super Retail Group Ltd.	9,574	116,199
Sydney Airport	98,673	362,598
TABCORP Holdings Ltd.	76,292	233,985
Tatts Group Ltd.	117,884	341,705
Telstra Corp., Ltd.	797,535	3,706,302
Toll Holdings Ltd.	35,709	194,662
UGL Ltd.(a)	23,631	183,619
Wesfarmers Ltd.	56,152	2,159,527
Westpac Banking Corp.(b)	155,801	4,768,161
Woodside Petroleum Ltd.	32,319	1,157,723
Woolworths Ltd.	54,578	1,786,160
WorleyParsons Ltd.	9,667	219,832
Wotif.com Holdings Ltd.(a)	34,344	150,933

Total Australia		42,875,476
Austria – 0.4%
EVN AG(a)	13,131	200,677
Oesterreichische Post AG	2,852	129,717
OMV AG	8,542	422,045
Raiffeisen Bank International AG(a)	4,981	163,102
Verbund AG	8,044	182,169

Total Austria		1,097,710
Belgium – 0.6%
Ageas	5,884	238,468
Belgacom S.A.	26,293	699,374
Cofinimmo	1,763	206,646
EVS Broadcast Equipment S.A.	1,273	82,179
Mobistar S.A.	6,057	103,144
Tessenderlo Chemie N.V.	5,074	128,852

Total Belgium		1,458,663
Denmark – 0.3%
TDC A/S	73,300	620,629
Tryg A/S	2,343	215,816

Total Denmark		836,445
Finland – 1.7%
Elisa Oyj	11,132	265,513
Fortum Oyj	42,184	951,326
Kemira Oyj	10,696	164,912
Kesko Oyj Class B	4,902	147,178
Metso Oyj(a)	7,853	308,702
Neste Oil Oyj	6,338	140,274
Nokian Renkaat Oyj	3,392	172,368
Orion Oyj Class B	3,729	93,989
Pohjola Bank PLC Class A	8,296	137,903
Rautaruukki Oyj(a)	18,584	144,145
Sampo Class A	15,552	668,611
Sanoma Oyj	11,340	94,712

See Notes to Financial Statements.

42	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2013

Investments	Shares	Value

Stora Enso Oyj Class R	22,247	$188,668
Tikkurila Oyj	6,974	185,975
UPM-Kymmene Oyj	29,457	407,916
Uponor Oyj	10,167	191,850

Total Finland		4,264,042
France – 12.5%
AXA S.A.	62,174	1,441,272
BNP Paribas S.A.	25,058	1,695,989
Bourbon S.A.	3,351	87,592
Bouygues S.A.	17,158	626,520
Carrefour S.A.	24,033	825,507
Casino Guichard Perrachon S.A.	3,289	339,121
Cie Generale des Etablissements Michelin	5,250	582,533
CNP Assurances	26,215	472,495
Compagnie de Saint-Gobain	16,282	806,779
EDF S.A.	90,783	2,873,133
Eiffage S.A.	2,091	114,748
Euler Hermes S.A.	1,841	224,959
Eutelsat Communications S.A.	5,552	175,637
GDF Suez	163,335	4,105,800
Klepierre	7,299	316,664
Lagardere SCA	5,040	163,772
Metropole Television S.A.	12,578	269,951
Neopost S.A.	1,451	105,730
Nexity S.A.	2,963	105,867
Orange S.A.	194,739	2,443,388
Rallye S.A.	4,505	164,651
Rexel S.A.	9,680	246,343
Sanofi	31,951	3,242,490
SCOR SE	3,104	102,837
Societe Television Francaise 1	9,915	172,667
Suez Environnement Co.	28,645	464,916
Total S.A.(a)	101,163	5,874,014
Unibail-Rodamco SE	2,236	555,108
Veolia Environnement S.A.	29,590	505,688
Vinci S.A.	19,241	1,119,179
Vivendi S.A.	61,598	1,417,914

Total France		31,643,264
Germany – 8.4%
Allianz SE	10,480	1,648,443
Axel Springer AG	3,722	207,124
BASF SE	23,452	2,250,778
Comdirect Bank AG	15,566	158,032
Daimler AG	35,743	2,787,859
Deutsche Boerse AG	5,458	410,859
Deutsche Post AG	33,765	1,121,169
Deutsche Telekom AG	244,985	3,553,353
Drillisch AG(a)	5,539	133,537
E.ON SE	116,530	2,074,293
Freenet AG*	8,807	213,218
Hannover Rueckversicherung AG	4,906	361,005
Hugo Boss AG	1,554	201,144
K+S AG(a)	4,824	125,115

Metro AG	8,610	341,490
Muenchener Rueckversicherungs AG	5,426	1,060,972
RWE AG	29,953	1,019,324
Siemens AG	24,183	2,915,409
Talanx AG	8,845	298,129
Telefonica Deutschland Holding AG	60,060	474,387

Total Germany		21,355,640
Hong Kong – 5.8%
BOC Hong Kong Holdings Ltd.	340,000	1,091,662
China Mobile Ltd.	661,000	7,385,499
China Power International Development Ltd.	255,000	96,342
Citic Pacific Ltd.(a)	100,000	129,720
CLP Holdings Ltd.	67,000	545,579
CNOOC Ltd.	1,107,000	2,252,498
Far East Horizon Ltd.	138,000	91,108
Hang Seng Bank Ltd.	58,318	951,268
HKT Trust and HKT Ltd.	230,232	216,126
Hopewell Holdings Ltd.	34,000	113,770
New World Development Co., Ltd.	139,000	208,989
PCCW Ltd.	267,000	118,091
Power Assets Holdings Ltd.	64,518	577,365
Shanghai Industrial Holdings Ltd.	34,000	112,673
Shenzhen Investment Ltd.	484,000	195,968
Shougang Fushan Resources Group Ltd.(a)	506,952	170,615
Sino Land Co., Ltd.	124,000	182,599
Sino-Ocean Land Holdings Ltd.	167,000	98,195
Television Broadcasts Ltd.	19,400	122,326

Total Hong Kong		14,660,393
Ireland – 0.2%
CRH PLC(a)	24,255	579,663
Israel – 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	339,215	623,401
Israel Chemicals Ltd.	78,037	658,202

Total Israel		1,281,603
Italy – 3.6%
ACEA SpA	20,284	197,694
Atlantia SpA	29,412	598,398
Banca Generali SpA	4,104	92,775
Enel SpA	395,028	1,514,355
ENI SpA	170,881	3,920,759
ERG SpA	17,257	173,915
GTECH SpA	3,551	101,616
Hera SpA	62,665	126,391
MARR SpA	14,142	192,390
Mediolanum SpA	13,723	99,754
Pirelli & C SpA(a)	8,842	115,201
Recordati SpA	8,407	101,056
Snam SpA	167,846	850,655
Societa Iniziative Autostradali e Servizi SpA	35,991	354,189
Telecom Italia SpA RSP	222,487	147,844
Terna Rete Elettrica Nazionale SpA	88,902	401,462

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2013

Investments	Shares	Value

Unipol Gruppo Finanziario SpA(a)	26,259	$116,163

Total Italy		9,104,617
Japan – 3.9%
Aozora Bank Ltd.	38,000	112,693
Asahi Glass Co., Ltd.	30,000	186,191
Asahi Holdings, Inc.	3,100	52,127
Canon, Inc.	37,200	1,186,609
Chugoku Electric Power Co., Inc. (The)(a)	8,700	138,313
Dai Nippon Printing Co., Ltd.	19,000	200,989
Daiichi Sankyo Co., Ltd.(a)	21,200	384,139
Daito Trust Construction Co., Ltd.	1,600	159,959
Eisai Co., Ltd.(a)	8,400	341,564
Hokuriku Electric Power Co.(a)	6,500	94,991
ITOCHU Corp.(a)	40,800	499,787
Japan Airlines Co., Ltd.	4,800	290,568
Mitsui & Co., Ltd.(a)	47,400	688,840
Nippon Telegraph & Telephone Corp.	29,700	1,537,590
NTT DoCoMo, Inc.	126,800	2,057,229
Shiseido Co., Ltd.(a)	8,700	156,401
Sumitomo Corp.(a)	36,800	495,792
Takeda Pharmaceutical Co., Ltd.(a)	23,300	1,100,591
TonenGeneral Sekiyu K.K.	14,000	129,406

Total Japan		9,813,779
Netherlands – 1.4%
Aegon N.V.	37,105	274,743
CSM	6,538	158,418
Delta Lloyd N.V.	8,133	173,175
Fugro N.V.	2,364	144,290
Koninklijke Ahold N.V.	29,828	517,024
Koninklijke Boskalis Westminster N.V.	2,343	103,838
Koninklijke Philips Electronics N.V.	24,788	799,599
Randstad Holding NV	4,804	270,782
Reed Elsevier NV	23,784	478,582
STMicroelectronics N.V. (a)	27,245	251,154
Wolters Kluwer NV	9,233	238,154
Ziggo NV	6,463	261,935

Total Netherlands		3,671,694
New Zealand – 0.5%
Auckland International Airport Ltd.	59,948	165,521
Chorus Ltd.(a)	44,710	100,545
Fisher & Paykel Healthcare Corp., Ltd.	35,120	105,890
Fletcher Building Ltd.	25,057	198,265
Sky Network Television Ltd.	37,167	180,166
SKYCITY Entertainment Group Ltd.	32,739	109,346
Telecom Corp. of New Zealand Ltd.	127,236	246,392
Vector Ltd.	58,794	129,769

Total New Zealand		1,235,894
Norway – 2.3%
Aker ASA Class A	4,874	148,305
Aker Solutions ASA	9,777	137,285
Austevoll Seafood ASA	26,685	148,638
Fred Olsen Energy ASA	4,019	178,422

Gjensidige Forsikring ASA	25,185	380,230
Orkla ASA	41,680	303,543
Statoil ASA	122,713	2,785,106
Telenor ASA	58,995	1,347,785
TGS Nopec Geophysical Co. ASA	2,759	81,198
Yara International ASA	9,563	394,811

Total Norway		5,905,323
Portugal – 0.6%
EDP-Energias de Portugal S.A.	203,073	742,203
Portucel S.A.(a)	50,295	182,868
Portugal Telecom, SGPS, S.A.	68,254	307,758
Sonae	92,392	115,311
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	18,490	110,128

Total Portugal		1,458,268
Singapore – 1.8%
Hutchison Port Holdings Trust Class U	490,323	382,452
Keppel Corp., Ltd.	63,000	523,180
Keppel Land Ltd.	40,000	112,851
M1 Ltd.	40,000	104,563
SATS Ltd.	46,000	119,514
SIA Engineering Co., Ltd.	25,000	96,832
Singapore Exchange Ltd.	33,000	190,938
Singapore Post Ltd.	192,000	193,568
Singapore Press Holdings Ltd.(a)	74,000	242,391
Singapore Technologies Engineering Ltd.	115,000	382,188
Singapore Telecommunications Ltd.	515,000	1,530,942
SMRT Corp., Ltd.	128,000	131,596
StarHub Ltd.	72,000	246,169
Venture Corp., Ltd.	20,000	121,618
Yangzijiang Shipbuilding Holdings Ltd.	141,000	123,048

Total Singapore		4,501,850
Spain – 5.6%
Abertis Infraestructuras, S.A.(a)	30,510	593,273
Acciona S.A.(a)	3,397	193,384
ACS Actividades de Construccion y Servicios, S.A.	13,098	416,658
Banco Bilbao Vizcaya Argentaria S.A.	191,439	2,140,509
Banco Santander S.A.	695,724	5,676,973
Bolsas y Mercados Espanoles S.A.	5,702	181,038
CaixaBank	238,735	1,048,343
Caja de Ahorros del Mediterraneo*(a)	6,353	11,524
Duro Felguera S.A.	23,434	160,510
Enagas S.A.	9,663	236,950
Ferrovial S.A.	49,465	889,876
Gas Natural SDG S.A.	36,886	770,432
Iberdrola S.A.	168,958	982,310
Indra Sistemas S.A.	8,153	122,337
Mapfre S.A.	82,148	294,234
Red Electrica Corp. S.A.	5,880	334,855
Tecnicas Reunidas S.A.	1,923	88,114
Zardoya Otis S.A.(a)	9,875	160,408

Total Spain		14,301,728

See Notes to Financial Statements.

44	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2013

Investments	Shares	Value

Sweden – 4.0%
Atlas Copco AB Class B	5,696	$150,578
Axfood AB	3,452	168,701
Bilia AB Class A	9,707	211,199
BillerudKorsnas AB	10,933	110,384
Boliden AB	11,994	179,823
Castellum AB	11,941	170,384
Electrolux AB Series B	9,584	249,034
Fabege AB	16,785	185,539
Hennes & Mauritz AB Class B	47,518	2,064,778
Intrum Justitia AB	5,099	136,543
Loomis AB Class B	5,066	111,603
Nordea Bank AB	92,927	1,121,241
Peab AB(a)	31,847	190,543
Ratos AB Class B(a)	17,252	160,753
Sandvik AB	27,373	378,434
Scania AB Class B	11,010	236,035
Securitas AB Class B	13,474	153,974
Skanska AB Class B	15,343	295,246
Swedbank AB Class A	36,489	850,431
Tele2 AB Class B	33,399	427,426
Telefonaktiebolaget LM Ericsson Class B	71,974	958,070
TeliaSonera AB	199,338	1,528,141

Total Sweden		10,038,860
Switzerland – 4.1%
Allreal Holding AG*	650	90,357
Baloise Holding AG	2,227	246,281
Clariant AG*	6,209	104,714
Logitech International S.A.	13,428	118,205
Mobilezone Holding AG	14,763	160,813
Novartis AG	66,685	5,125,361
Panalpina Welttransport Holding AG	894	131,789
Swiss Re AG*	23,245	1,922,838
Swisscom AG	1,999	960,758
Zurich Insurance Group AG*	5,926	1,526,309

Total Switzerland		10,387,425
United Kingdom – 24.2%
Admiral Group PLC	7,390	147,558
African Barrick Gold PLC(a)	46,102	122,438
AMEC PLC	7,873	136,930
Amlin PLC	15,550	102,036
Anglo American PLC	39,565	972,606
Ashmore Group PLC	16,482	104,175
AstraZeneca PLC	56,235	2,928,256
Aviva PLC	103,657	666,077
BAE Systems PLC	141,380	1,040,352
Balfour Beatty PLC	26,560	122,281
BBA Aviation PLC	21,538	106,380
Berendsen PLC	9,663	142,008
BHP Billiton PLC	66,573	1,962,110
BP PLC	768,683	5,391,249
British American Tobacco PLC	59,547	3,159,541
British Land Co. PLC	19,461	182,000

British Sky Broadcasting Group PLC	41,605	586,163
Britvic PLC	15,680	145,370
Cable & Wireless Communications PLC	157,038	100,782
Carillion PLC	37,606	190,432
Centrica PLC	183,175	1,096,654
Drax Group PLC	12,393	136,972
Electrocomponents PLC	34,112	152,465
Fresnillo PLC	9,181	144,663
G4S PLC	33,093	136,281
GlaxoSmithKline PLC	176,986	4,463,966
Greene King PLC	10,437	135,382
Halfords Group PLC	20,792	132,527
HSBC Holdings PLC	537,400	5,825,554
ICAP PLC	38,270	231,970
IG Group Holdings PLC	15,055	141,160
Imperial Tobacco Group PLC	33,512	1,241,139
Inmarsat PLC	14,574	167,332
Interserve PLC	22,875	208,001
Investec PLC	31,078	201,512
J. Sainsbury PLC	69,857	442,890
Kier Group PLC	8,497	231,994
Ladbrokes PLC	38,365	105,121
Laird PLC	53,378	190,514
Legal & General Group PLC	186,369	592,143
Man Group PLC	201,238	273,417
Marks & Spencer Group PLC	56,332	453,018
Marston’s PLC	40,737	99,614
Micro Focus International PLC	13,566	166,523
N. Brown Group PLC	12,910	109,759
National Grid PLC	157,015	1,857,442
Old Mutual PLC	132,617	402,889
Pearson PLC	20,176	410,700
Pennon Group PLC	9,124	103,280
Premier Farnell PLC	48,037	168,962
Reed Elsevier PLC	37,629	507,600
Rio Tinto PLC	39,763	1,946,575
Royal Dutch Shell PLC Class B	140,247	4,847,788
RSA Insurance Group PLC	168,179	329,270
Sage Group PLC (The)	45,377	242,348
Segro PLC	32,925	165,288
Severn Trent PLC	8,928	254,894
SSE PLC	38,590	921,141
Standard Chartered PLC	56,437	1,353,546
Standard Life PLC	65,720	367,599
TalkTalk Telecom Group PLC	28,025	109,647
Tate & Lyle PLC	7,480	89,213
Tesco PLC	267,552	1,555,452
TUI Travel PLC	31,223	185,918
Tullett Prebon PLC	32,703	183,345
Unilever PLC	34,589	1,366,727
United Utilities Group PLC	21,598	241,683
Vedanta Resources PLC	6,844	119,920
Vodafone Group PLC	2,198,645	7,690,645
WM Morrison Supermarkets PLC	77,319	350,589

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

September 30, 2013

Investments	Shares	Value

WS Atkins PLC	9,450	$178,896

Total United Kingdom		61,340,672
TOTAL COMMON STOCKS (Cost: $217,286,918)		251,813,009
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International LargeCap Dividend Fund(b)
(Cost: $335,062)	7,012	346,182
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 10/11/13*†	3,375	0
Spain – 0.0%
Abertis Infraestructuras S.A., expiring 11/09/13*(a)	30,510	29,695
Banco Bilbao Vizcaya Argentaria S.A., expiring 11/14/13*	191,439	26,173

Total Spain		55,868
TOTAL RIGHTS (Cost: $25,655)		55,868
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%
United States – 6.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $15,648,545)(d)	15,648,545	15,648,545
TOTAL INVESTMENTS IN SECURITIES – 105.7% (Cost: $233,296,180)(e)		267,863,604
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.7)%		(14,350,613)

NET ASSETS – 100.0%		$253,512,991

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund’s securities on loan was $14,865,605 and the total market value of the collateral held by the Fund was $15,648,545.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

46	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 8.9%
Adelaide Brighton Ltd.	7,506	$25,898
AGL Energy Ltd.	5,870	84,636
ALS Ltd./Queensland(a)	4,233	41,560
Amcor Ltd.	11,539	112,859
AMP Ltd.	18,888	81,418
Australia & New Zealand Banking Group Ltd.	35,312	1,016,309
BHP Billiton Ltd.	29,064	971,280
Brambles Ltd.	14,244	121,335
Coca-Cola Amatil Ltd.	9,456	108,401
Commonwealth Bank of Australia	20,368	1,356,201
Crown Ltd.	10,032	145,865
Iluka Resources Ltd.	4,866	52,142
Leighton Holdings Ltd.(a)	3,737	67,265
Macquarie Group Ltd.	3,928	175,967
National Australia Bank Ltd.	32,955	1,057,556
New Hope Corp., Ltd.	11,479	41,753
Origin Energy Ltd.	7,102	93,634
QBE Insurance Group Ltd.	4,368	59,917
Rio Tinto Ltd.	3,756	216,834
Santos Ltd.	6,647	93,726
Seven West Media Ltd.	17,293	38,808
Sonic Healthcare Ltd.	5,601	84,790
Suncorp Group Ltd.	13,806	168,724
Tatts Group Ltd.	35,884	104,015
Telstra Corp., Ltd.	218,635	1,016,040
Wesfarmers Ltd.	15,384	591,647
Westpac Banking Corp.	41,758	1,277,969
Woodside Petroleum Ltd.	6,546	234,489
Woolworths Ltd.	13,757	450,222
WorleyParsons Ltd.	3,556	80,865

Total Australia		9,972,125
Austria – 0.5%
EVN AG(a)	4,172	63,760
Lenzing AG	462	34,334
Oesterreichische Post AG	2,396	108,976
OMV AG	4,024	198,819
Raiffeisen Bank International AG(a)	2,018	66,079
Verbund AG	3,600	81,528
Voestalpine AG	1,183	56,600

Total Austria		610,096
Belgium – 0.2%
Belgacom S.A.	2,411	64,131
Elia System Operator S.A.(a)	2,810	125,143

Total Belgium		189,274
Brazil – 2.3%
Banco do Brasil S.A.	28,000	325,150
Banco Santander Brasil S.A.	11,400	76,510
BM&F Bovespa S.A.	10,700	59,507
Centrais Eletricas Brasileiras S.A.	19,500	54,749
Cia Energetica de Minas Gerais	10,863	90,084

Cia Siderurgica Nacional S.A.	14,400	61,195
Cia. Hering	2,960	44,731
CPFL Energia S.A.	16,100	140,239
EDP – Energias do Brasil S.A.	18,400	99,685
Itau Unibanco Holding S.A.	13,100	177,429
Multiplus S.A.	2,700	31,293
Natura Cosmeticos S.A.	3,600	80,052
Porto Seguro S.A.	3,300	41,509
Souza Cruz S.A.	10,900	129,514
Telefonica Brasil S.A.	5,800	111,803
Tim Participacoes S.A.	26,300	121,455
Tractebel Energia S.A.	9,600	157,970
Transmissora Alianca de Energia Eletrica S.A.	6,500	62,195
Vale S.A.	44,700	691,971

Total Brazil		2,557,041
Canada – 5.4%
ARC Resources Ltd.(a)	1,817	46,437
Bank of Montreal	4,866	325,457
Bank of Nova Scotia	7,826	449,201
Barrick Gold Corp.	9,000	167,935
Baytex Energy Corp.(a)	2,606	107,774
BCE, Inc.(a)	6,549	280,462
Bell Aliant, Inc.(a)	4,552	113,590
Canadian Imperial Bank of Commerce(a)	2,621	209,241
CI Financial Corp.	3,776	114,393
Crescent Point Energy Corp.(a)	5,276	200,179
Emera, Inc.	1,839	53,297
Encana Corp.	2,624	45,439
First Capital Realty, Inc.(a)	3,674	60,512
Fortis, Inc.	2,800	85,234
Great-West Lifeco, Inc.	6,968	203,434
Husky Energy, Inc.	6,343	182,780
IGM Financial, Inc.	3,381	158,080
Manitoba Telecom Services, Inc.	1,252	40,012
Manulife Financial Corp.(a)	17,863	296,124
National Bank of Canada	1,042	86,237
Pembina Pipeline Corp.(a)	3,434	114,055
Pengrowth Energy Corp.(a)	19,288	113,713
Penn West Petroleum Ltd.(a)	6,785	75,448
Power Corp. of Canada	2,113	59,819
Power Financial Corp.	6,199	193,285
Rogers Communications, Inc. Class B	4,594	197,946
Royal Bank of Canada(a)	10,712	687,802
Shaw Communications, Inc. Class B	4,091	95,201
Sun Life Financial, Inc.	5,267	168,581
Teck Resources Ltd. Class B	5,200	140,029
Thomson Reuters Corp.	8,070	282,792
Toronto-Dominion Bank (The)	4,300	387,958
TransCanada Corp.	5,372	236,485

Total Canada		5,978,932
Chile – 0.4%
Banco de Chile	1,004,530	151,421
Banco Santander Chile	2,108,544	137,993

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

Corpbanca	5,454,236	$58,560
ENTEL Chile S.A.	4,960	80,378

Total Chile		428,352
China – 3.4%
Agricultural Bank of China Ltd. Class H	291,000	133,959
Bank of China Ltd. Class H	603,366	275,419
China BlueChemical Ltd. Class H	70,000	41,250
China CITIC Bank Corp., Ltd. Class H	76,000	39,396
China Coal Energy Co., Ltd. Class H	131,000	78,379
China Communications Construction Co., Ltd. Class H	99,000	78,126
China Construction Bank Corp. Class H	2,203,405	1,696,205
China Merchants Bank Co., Ltd. Class H	47,960	87,198
China Petroleum & Chemical Corp. Class H	272,000	212,896
China Shenhua Energy Co., Ltd. Class H	43,500	132,376
Guangzhou R&F Properties Co., Ltd. Class H	42,400	66,264
Industrial & Commercial Bank of China, Ltd. Class H	843,215	588,228
Jiangxi Copper Co., Ltd. Class H	37,000	72,710
PetroChina Co., Ltd. Class H	126,000	139,077
Yanzhou Coal Mining Co., Ltd. Class H(a)	126,000	125,754
Zhaojin Mining Industry Co., Ltd. Class H	48,500	43,152

Total China		3,810,389
Czech Republic – 0.2%
CEZ AS*	2,328	60,123
Komercni Banka AS	951	211,439

Total Czech Republic		271,562
Denmark – 0.1%
TDC A/S	18,923	160,220
Finland – 0.8%
Elisa Oyj	5,128	122,310
Fortum Oyj	8,645	194,960
Kesko Oyj Class B	1,662	49,900
Nokian Renkaat Oyj	951	48,326
Sampo Class A	6,794	292,087
Stora Enso Oyj Class R	7,530	63,859
UPM-Kymmene Oyj	5,036	69,738
YIT Oyj	2,911	40,548

Total Finland		881,728
France – 7.0%
AXA S.A.	22,377	518,727
BNP Paribas S.A.	6,154	416,518
Carrefour S.A.	6,124	210,353
Casino Guichard Perrachon S.A.	1,548	159,611
Cie Generale des Etablissements Michelin	1,886	209,268
CNP Assurances	8,144	146,786
Compagnie de Saint-Gobain	5,338	264,500
EDF S.A.	18,038	570,873
Eiffage S.A.	549	30,128
Euler Hermes S.A.	869	106,187
Eutelsat Communications S.A.	1,826	57,765

GDF Suez	34,447	865,904
Imerys S.A.	576	40,241
Klepierre	3,833	166,293
Neopost S.A.	554	40,368
Orange S.A.	35,674	447,601
Rexel S.A.	1,980	50,388
Sanofi	9,413	955,261
Schneider Electric S.A.	4,251	359,706
Societe Television Francaise 1	2,208	38,452
Total S.A.(a)	24,396	1,416,550
Unibail-Rodamco SE	597	148,211
Vinci S.A.	5,717	332,537
Vivendi S.A.	13,370	307,762

Total France		7,859,990
Germany – 5.2%
Allianz SE	3,317	521,745
BASF SE	7,056	677,191
Bayerische Motoren Werke AG	4,350	467,950
Bilfinger SE	873	91,703
Daimler AG	8,645	674,287
Deutsche Boerse AG	1,786	134,444
Deutsche Post AG	11,583	384,614
Deutsche Telekom AG	55,551	805,732
E.ON SE	21,500	382,711
K+S AG(a)	2,304	59,756
Metro AG	3,804	150,874
Muenchener Rueckversicherungs AG	1,813	354,505
RWE AG	3,138	106,789
Siemens AG	6,997	843,531
Telefonica Deutschland Holding AG	15,434	121,906

Total Germany		5,777,738
Hong Kong – 3.5%
BOC Hong Kong Holdings Ltd.	106,161	340,859
China Mobile Ltd.	162,032	1,810,419
Citic Pacific Ltd.(a)	79,000	102,479
CLP Holdings Ltd.	21,500	175,074
CNOOC Ltd.	262,000	533,112
Far East Horizon Ltd.	60,000	39,612
Hang Seng Bank Ltd.(a)	14,200	231,627
Hopewell Holdings Ltd.	22,500	75,289
Power Assets Holdings Ltd.	18,500	165,554
Shanghai Industrial Holdings Ltd.	21,000	69,592
Shougang Fushan Resources Group Ltd.	66,000	22,212
Sino Land Co., Ltd.	54,000	79,519
Sun Hung Kai Properties Ltd.	18,000	244,870

Total Hong Kong		3,890,218
Indonesia – 0.4%
PT Indo Tambangraya Megah Tbk	17,500	39,745
PT Perusahaan Gas Negara Persero Tbk	191,000	85,768
PT Semen Indonesia Persero Tbk	25,000	28,066
PT Tambang Batubara Bukit Asam Persero Tbk	47,500	52,299
PT Telekomunikasi Indonesia Persero Tbk	755,935	137,087

See Notes to Financial Statements.

48	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

PT United Tractors Tbk	45,500	$64,046

Total Indonesia		407,011
Ireland – 0.2%
CRH PLC	5,234	125,086
Dragon Oil PLC	4,857	45,036

Total Ireland		170,122
Israel – 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	59,952	110,178
Israel Chemicals Ltd.	11,234	94,753

Total Israel		204,931
Italy – 2.1%
Atlantia SpA	7,394	150,434
Enel SpA	92,290	353,797
ENI SpA	40,950	939,572
Hera SpA	28,880	58,249
Intesa Sanpaolo SpA	44,618	92,106
Mediolanum SpA	9,106	66,193
Pirelli & C SpA(a)	4,188	54,565
Saipem SpA	5,212	113,307
Snam SpA	56,897	288,358
Societa Iniziative Autostradali e Servizi SpA	7,787	76,632
Terna Rete Elettrica Nazionale SpA	36,842	166,370

Total Italy		2,359,583
Japan – 2.7%
Aozora Bank Ltd.	11,000	32,622
Asahi Glass Co., Ltd.	9,000	55,857
Canon, Inc.	7,700	245,615
Chugoku Electric Power Co., Inc. (The)	2,700	42,925
Dai Nippon Printing Co., Ltd.	5,000	52,892
Daito Trust Construction Co., Ltd.	500	49,987
Eisai Co., Ltd.	1,900	77,259
Hokuriku Electric Power Co.	1,400	20,460
Hoya Corp.	3,100	73,263
ITOCHU Corp.	14,100	172,720
Japan Airlines Co., Ltd.	900	54,482
JX Holdings, Inc.	26,600	137,981
Marubeni Corp.	12,000	94,410
Mitsubishi Corp.	9,600	194,299
Mitsui & Co., Ltd.	6,400	93,008
Mizuho Financial Group, Inc.	129,100	280,237
Nippon Telegraph & Telephone Corp.	8,300	429,697
NTT DoCoMo, Inc.	27,800	451,033
Shiseido Co., Ltd.	2,900	52,133
Sumitomo Corp.	8,900	119,906
Takeda Pharmaceutical Co., Ltd.	4,000	188,943
TonenGeneral Sekiyu K.K.	5,000	46,217

Total Japan		2,965,946
Malaysia – 1.0%
Axiata Group Bhd	34,700	73,243
British American Tobacco Malaysia Bhd	5,900	116,208
DiGi.Com Bhd	91,700	136,727
Kuala Lumpur Kepong Bhd	6,000	41,602

Malayan Banking Bhd	114,100	344,453
Maxis Bhd	106,800	229,360
Petronas Chemicals Group Bhd	36,300	76,286
Sime Darby Bhd	19,600	57,125
Telekom Malaysia Bhd	27,800	44,692

Total Malaysia		1,119,696
Mexico – 0.0%
Alpek S.A. de C.V.(a)	22,600	48,380
Netherlands – 1.3%
Aegon N.V.	10,169	75,296
Akzo Nobel N.V.	386	25,381
Delta Lloyd N.V.	7,866	167,490
Fugro N.V.	1,026	62,623
Koninklijke Ahold N.V.	3,160	54,774
Koninklijke DSM N.V.	386	29,146
Koninklijke Philips Electronics N.V.	8,100	261,286
Randstad Holding N.V.	2,179	122,822
Reed Elsevier N.V.	9,670	194,580
STMicroelectronics N.V.(a)	16,461	151,743
Unilever N.V.	6,557	255,226
Ziggo N.V.	1,581	64,075

Total Netherlands		1,464,442
New Zealand – 0.2%
Auckland International Airport Ltd.	18,990	52,433
Fletcher Building Ltd.	8,662	68,538
Telecom Corp. of New Zealand Ltd.	42,679	82,648
Vector Ltd.	9,262	20,443

Total New Zealand		224,062
Norway – 1.2%
Aker Solutions ASA	3,761	52,811
Gjensidige Forsikring ASA	8,713	131,544
Statoil ASA	26,365	598,383
Telenor ASA	16,068	367,085
Yara International ASA	3,328	137,397

Total Norway		1,287,220
Philippines – 0.2%
Aboitiz Power Corp.	64,900	46,953
Philippine Long Distance Telephone Co.	2,290	156,629

Total Philippines		203,582
Poland – 0.9%
Bank Pekao S.A.	1,056	60,386
Jastrzebska Spolka Weglowa S.A.	2,175	51,039
KGHM Polska Miedz S.A.	6,664	263,230
PGE S.A.	41,057	218,865
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,049	95,665
Powszechny Zaklad Ubezpieczen S.A.	1,022	138,853
Synthos S.A.	39,338	60,113
Tauron Polska Energia S.A.	54,549	83,707
Telekomunikacja Polska S.A.	20,875	55,506

Total Poland		1,027,364

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	49

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

Portugal – 0.2%
EDP-Energias de Portugal S.A.	62,619	$228,863
Portucel S.A.(a)	12,681	46,107

Total Portugal		274,970
Russia – 3.4%
Gazprom Neft JSC ADR(a)	14,455	317,287
Gazprom OAO ADR	105,237	927,207
Lukoil OAO ADR	7,904	501,114
MegaFon OAO GDR	6,319	222,745
MMC Norilsk Nickel OJSC ADR	27,989	403,881
Mobile Telesystems OJSC ADR	9,861	219,506
Phosagro OAO Reg S GDR	4,328	43,799
Rosneft Oil Co. Reg S GDR	113,122	916,288
Tatneft ADR	3,612	141,410
Uralkali OJSC Reg S GDR	4,701	122,226

Total Russia		3,815,463
Singapore – 1.4%
DBS Group Holdings Ltd.	14,000	183,208
Hutchison Port Holdings Trust Class U	128,827	100,485
Jardine Cycle & Carriage Ltd.	2,000	60,809
Keppel Corp., Ltd.	15,800	131,210
Keppel Land Ltd.	23,000	64,889
Oversea-Chinese Banking Corp., Ltd.	4,000	32,835
SIA Engineering Co., Ltd.	20,000	77,466
Singapore Press Holdings Ltd.	38,000	124,471
Singapore Technologies Engineering Ltd.	42,000	139,582
Singapore Telecommunications Ltd.	152,000	451,851
StarHub Ltd.	29,000	99,151
United Overseas Bank Ltd.	3,000	49,420
Yangzijiang Shipbuilding Holdings Ltd.	118,000	102,977

Total Singapore		1,618,354
South Africa – 1.4%
Exxaro Resources Ltd.	5,156	84,279
FirstRand Ltd.(a)	32,790	109,151
Foschini Group Ltd. (The)(a)	4,785	49,477
Imperial Holdings Ltd.	1,751	37,930
Kumba Iron Ore Ltd.(a)	2,880	132,785
MTN Group Ltd.	15,216	296,344
Nedbank Group Ltd.(a)	5,323	108,166
RMB Holdings Ltd.	11,035	50,604
Sanlam Ltd.	23,616	109,963
Sasol Ltd.(a)	4,776	227,288
Spar Group Ltd. (The)	4,233	50,979
Truworths International Ltd.(a)	5,879	52,576
Vodacom Group Ltd.(a)	20,790	257,093

Total South Africa		1,566,635
South Korea – 0.5%
Hanwha Life Insurance Co., Ltd.	6,390	41,325
Industrial Bank of Korea	6,190	68,543
KT Corp.	4,620	154,548
KT&G Corp.	969	69,428

SK Telecom Co., Ltd.	924	187,865

Total South Korea		521,709
Spain – 3.5%
Abertis Infraestructuras, S.A.(a)	9,231	179,499
Acciona S.A.(a)	683	38,882
ACS Actividades de Construccion y Servicios, S.A.	2,735	87,003
Banco Bilbao Vizcaya Argentaria S.A.	26,673	298,235
Banco de Sabadell S.A.	38,223	96,289
Banco Santander S.A.	187,158	1,527,173
CaixaBank	70,151	308,050
Ebro Foods S.A.(a)	1,748	39,515
Enagas S.A.	2,090	51,250
Ferrovial S.A.	8,100	145,719
Gas Natural SDG S.A.	8,939	186,707
Iberdrola S.A.	53,135	308,923
Indra Sistemas S.A.	2,509	37,648
Mapfre S.A.	36,890	132,131
Red Electrica Corp. S.A.	1,629	92,768
Repsol YPF S.A.	10,256	254,407
Tecnicas Reunidas S.A.	492	22,544
Zardoya Otis S.A.(a)	3,144	51,071

Total Spain		3,857,814
Sweden – 2.4%
Electrolux AB Series B	4,709	122,360
Hennes & Mauritz AB Class B	13,036	566,447
Nordea Bank AB	30,455	367,465
Sandvik AB	8,971	124,025
Skandinaviska Enskilda Banken AB Class A	18,775	199,059
Skanska AB Class B	7,800	150,096
SKF AB Class B	2,180	60,719
Svenska Handelsbanken AB Class A	5,015	214,635
Swedbank AB Class A	9,304	216,844
Swedish Match AB	1,307	46,150
Telefonaktiebolaget LM Ericsson Class B	23,332	310,580
TeliaSonera AB	44,733	342,927

Total Sweden		2,721,307
Switzerland – 4.7%
ABB Ltd.*	10,203	241,352
Adecco S.A.*	1,122	79,908
Clariant AG*	3,334	56,227
Kuehne + Nagel International AG	992	129,999
Nestle S.A.	17,196	1,202,817
Novartis AG	17,039	1,309,605
Roche Holding AG – Genusschein	4,504	1,214,847
Swiss Re AG*	4,967	410,873
Swisscom AG	589	283,085
Zurich Insurance Group AG*	1,317	339,208

Total Switzerland		5,267,921
Taiwan – 1.5%
Asia Cement Corp.	88,700	112,199

See Notes to Financial Statements.

50	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

Chunghwa Telecom Co., Ltd.	91,800	$294,026
Compal Electronics, Inc.	64,000	46,755
Far Eastern New Century Corp.	97,880	107,921
Far EasTone Telecommunications Co., Ltd.	21,000	52,345
Formosa Chemicals & Fibre Corp.	20,000	53,167
Formosa Plastics Corp.	27,000	69,676
HTC Corp.	27,000	120,540
Mega Financial Holding Co., Ltd.	94,750	77,711
Nan Ya Plastics Corp.	64,630	135,962
Pou Chen Corp.	44,000	51,267
Quanta Computer, Inc.	60,000	130,077
Siliconware Precision Industries Co.	44,000	51,415
Synnex Technology International Corp.	61,000	95,522
Taiwan Cement Corp.	69,000	99,882
Taiwan Mobile Co., Ltd.	31,800	112,930
United Microelectronics Corp.	243,000	103,965

Total Taiwan		1,715,360
Thailand – 1.1%
Advanced Info Service PCL	28,300	230,707
Bangkok Bank PCL NVDR	1,600	10,026
Banpu PCL NVDR	107,200	94,246
BEC World PCL NVDR	7,860	14,260
Charoen Pokphand Foods PCL NVDR	94,100	72,199
Electricity Generating PCL NVDR	3,164	12,543
Krung Thai Bank PCL NVDR	39,000	23,939
PTT Exploration & Production PCL NVDR	31,100	162,559
PTT Global Chemical PCL NVDR	54,432	129,641
PTT PCL NVDR	23,100	233,363
Ratchaburi Electricity Generating Holding PCL NVDR	15,950	25,495
Shin Corp. PCL NVDR	19,806	52,238
Thai Oil PCL NVDR	29,200	53,910
Thai Union Frozen Products PCL NVDR	42,571	69,409

Total Thailand		1,184,535
Turkey – 0.4%
Arcelik A.S.	5,689	33,046
Ford Otomotiv Sanayi A.S.	8,010	110,081
Tupras Turkiye Petrol Rafinerileri A.S.	4,808	101,491
Turk Telekomunikasyon A.S.	59,111	205,136

Total Turkey		449,754
United Kingdom – 14.0%
Anglo American PLC	13,022	320,113
AstraZeneca PLC	10,164	529,258
Aviva PLC	26,730	171,761
BAE Systems PLC	36,146	265,982
BHP Billiton PLC	16,280	479,821
BP PLC	179,310	1,257,612
British American Tobacco PLC	15,136	803,110
British Land Co. PLC	11,801	110,363
British Sky Broadcasting Group PLC	12,994	183,070
BT Group PLC	57,707	319,975
Carnival PLC	1,239	42,015
Centrica PLC	50,887	304,656

Drax Group PLC	4,255	47,028
GlaxoSmithKline PLC	44,703	1,127,505
HSBC Holdings PLC	128,380	1,391,672
ICAP PLC	10,798	65,451
IG Group Holdings PLC	10,427	97,767
Imperial Tobacco Group PLC	8,278	306,581
Inmarsat PLC	8,374	96,146
J. Sainsbury PLC	19,359	122,735
Legal & General Group PLC	82,435	261,918
Man Group PLC	33,439	45,433
Marks & Spencer Group PLC	21,774	175,105
National Grid PLC	37,764	446,737
Old Mutual PLC	42,498	129,109
Pearson PLC	7,190	146,359
Pennon Group PLC	7,395	83,708
Prudential PLC	19,409	361,770
Reckitt Benckiser Group PLC	5,780	423,078
Reed Elsevier PLC	15,665	211,315
Rexam PLC	13,598	106,051
Rio Tinto PLC	9,642	472,019
Royal Dutch Shell PLC Class B	26,619	920,114
Segro PLC	19,756	99,178
Severn Trent PLC	3,325	94,929
SSE PLC	8,901	212,466
Standard Chartered PLC	14,829	355,648
Standard Life PLC	35,858	200,568
Tesco PLC	49,469	287,595
TUI Travel PLC	25,519	151,954
Unilever PLC	9,894	390,945
United Utilities Group PLC	10,372	116,063
Vedanta Resources PLC	2,982	52,250
Vodafone Group PLC	509,527	1,782,276
WM Morrison Supermarkets PLC	19,745	89,530

Total United Kingdom		15,658,739
United States – 16.5%
Abbott Laboratories	5,003	166,050
AGL Resources, Inc.	1,852	85,248
Altria Group, Inc.	17,624	605,384
Ameren Corp.	2,820	98,249
American Electric Power Co., Inc.	5,284	229,061
AT&T, Inc.	51,645	1,746,634
Bristol-Myers Squibb Co.	10,954	506,951
CA, Inc.	1,433	42,517
Cablevision Systems Corp. Class A	3,313	55,791
CenterPoint Energy, Inc.	2,499	59,901
CenturyLink, Inc.	9,165	287,598
Cincinnati Financial Corp.	2,119	99,932
Cliffs Natural Resources, Inc.(a)	4,569	93,665
ConocoPhillips	12,083	839,889
Consolidated Edison, Inc.	2,483	136,913
Diamond Offshore Drilling, Inc.	1,626	101,332
Diebold, Inc.	906	26,600
Dominion Resources, Inc.	3,919	244,859

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

September 30, 2013

Investments	Shares	Value

Dow Chemical Co. (The)	7,458	$286,387
DTE Energy Co.	1,549	102,203
Duke Energy Corp.	5,548	370,495
Eli Lilly & Co.	8,801	442,954
Entergy Corp.	2,267	143,252
Exelon Corp.	7,628	226,094
First Niagara Financial Group, Inc.	4,958	51,414
FirstEnergy Corp.	5,479	199,710
Freeport-McMoRan Copper & Gold, Inc.	8,245	272,745
Frontier Communications Corp.(a)	9,944	41,466
Great Plains Energy, Inc.	3,219	71,462
Hancock Holding Co.	2,557	80,239
Hawaiian Electric Industries, Inc.	2,453	61,570
HCP, Inc.	4,632	189,680
Health Care REIT, Inc.	2,740	170,921
Hospitality Properties Trust	3,741	105,870
Integrys Energy Group, Inc.	1,631	91,157
Intel Corp.	30,810	706,165
Kimberly-Clark Corp.	524	49,371
Kimco Realty Corp.	5,464	110,264
Kinder Morgan, Inc.	5,534	196,844
Leggett & Platt, Inc.	3,345	100,852
Liberty Property Trust	2,752	97,971
Lockheed Martin Corp.	2,885	367,982
Lorillard, Inc.	3,584	160,492
Macerich Co. (The)	1,817	102,551
Merck & Co., Inc.	20,573	979,481
New York Community Bancorp, Inc.	6,678	100,905
Newmont Mining Corp.	5,533	155,477
NextEra Energy, Inc.	1,334	106,933
Northeast Utilities	1,132	46,695
Nucor Corp.	3,144	154,119
NYSE Euronext	2,452	102,935
Old Republic International Corp.	3,819	58,813
Paychex, Inc.	4,956	201,412
Pepco Holdings, Inc.	3,237	59,755
Pfizer, Inc.	48,607	1,395,507
PG&E Corp.	3,223	131,885
Philip Morris International, Inc.	10,112	875,598
Piedmont Natural Gas Co., Inc.	1,321	43,434
Pinnacle West Capital Corp.	1,354	74,118
Plum Creek Timber Co., Inc.	2,752	128,876
PPL Corp.	5,402	164,113
Prudential Financial, Inc.	2,069	161,341
Public Service Enterprise Group, Inc.	4,130	136,001
R.R. Donnelley & Sons Co.(a)	3,212	50,750
Reynolds American, Inc.	6,429	313,607
Safeway, Inc.	1,134	36,277
SCANA Corp.	2,176	100,183
Senior Housing Properties Trust	4,660	108,764
Southern Co. (The)	6,641	273,476
Southern Copper Corp.	4,937	134,484
Spectra Energy Corp.	5,686	194,632
Sysco Corp.	4,522	143,935

TECO Energy, Inc.	6,093	100,778
Verizon Communications, Inc.	22,905	1,068,747
Vornado Realty Trust	1,232	103,562
Waste Management, Inc.	3,733	153,949
Williams Cos., Inc. (The)	3,236	117,661
Windstream Holdings, Inc.(a)	10,579	84,632
Xcel Energy, Inc.	2,828	78,081

Total United States		18,367,601
TOTAL COMMON STOCKS (Cost: $92,608,955)		110,890,166
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree DEFA Equity Income Fund(a)(b)	3,998	180,110
WisdomTree Equity Income Fund(b)	1,159	60,210
TOTAL EXCHANGE-TRADED FUNDS (Cost: $233,855)		240,320
RIGHTS – 0.0%
Spain – 0.0%
Abertis Infraestructuras S.A., expiring 11/09/13*(a)	9,231	8,984
Banco Bilbao Vizcaya Argentaria S.A., expiring 11/14/13*	26,673	3,647

Total Spain		12,631
TOTAL RIGHTS (Cost: $3,575)		12,631
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.2%
United States – 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $5,771,271)(d)	5,771,271	5,771,271
TOTAL INVESTMENTS IN SECURITIES – 104.7% (Cost: $98,617,656)(e)		116,914,388
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.7)%		(5,300,711)

NET ASSETS – 100.0%		$111,613,677

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $5,546,314 and the total market value of the collateral held by the Fund was $5,938,975. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $167,704.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

52	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.7%
Austria – 2.0%
Austriamicrosystems AG	9,717	$926,298
CAT Oil AG	24,455	475,863
RHI AG	20,234	668,310
Schoeller-Bleckmann Oilfield Equipment AG	3,418	404,566
Wienerberger AG(a)	31,715	557,245
Zumtobel AG	21,965	353,822

Total Austria		3,386,104
Belgium – 1.3%
Arseus N.V.	28,113	797,637
Barco N.V.	8,108	642,061
EVS Broadcast Equipment S.A.	10,848	700,299

Total Belgium		2,139,997
Denmark – 2.5%
Aktieselskabet Schouw & Co.	15,872	579,034
D/S Norden	17,155	723,919
NKT Holding A/S	18,681	928,684
Rockwool International A/S Class B	3,040	492,721
Royal UNIBREW A/S	12,600	1,497,917

Total Denmark		4,222,275
Finland – 3.1%
Citycon Oyj	235,605	794,128
Metsa Board Oyj Class B	110,074	402,305
Oriola-KD Oyj Class B	79,713	254,652
PKC Group Oyj	12,399	402,143
Raisio PLC Class V	74,683	434,707
Rautaruukki Oyj(a)	174,386	1,352,611
Stockmann Oyj Abp Class B(a)	35,525	606,395
Tikkurila Oyj	33,526	894,035

Total Finland		5,140,976
France – 3.0%
Akka Technologies	6,309	185,322
Alten Ltd.	33,927	1,453,536
Assystem	13,735	336,894
Groupe Steria SCA	17,161	295,021
IPSOS	29,354	1,103,840
Medica S.A.	22,934	571,532
Mersen	11,196	348,576
Nexans S.A.	7,862	477,152
Saft Groupe S.A.	11,729	323,731

Total France		5,095,604
Germany – 9.9%
Aurelius AG	39,901	1,293,588
Bauer AG	9,721	243,373
BayWa AG	12,359	619,001
Bechtle AG	11,309	578,123
Bertrandt AG	5,304	668,149
Drillisch AG	161,530	3,894,249
Gildemeister AG(a)	26,207	714,469
Grammer AG	7,594	290,399
Jenoptik AG	32,173	503,450

Leoni AG	37,825	2,301,779
LPKF Laser & Electronics AG	14,082	261,151
NORMA Group	16,017	772,076
Pfeiffer Vacuum Technology AG	9,073	1,111,491
PNE Wind AG(a)	60,637	265,943
PSI AG fuer Produkte und Systeme der Informationstechnologie	10,950	178,314
QSC AG	124,436	673,435
SMA Solar Technology AG	24,324	833,856
TAG Immobilien AG	122,492	1,520,988

Total Germany		16,723,834
Ireland – 2.2%
FBD Holdings PLC	21,589	435,437
Grafton Group PLC	76,350	721,908
Greencore Group PLC	410,870	981,410
IFG Group PLC	122,291	223,478
Total Produce PLC	358,244	373,402
United Drug PLC	190,662	988,025

Total Ireland		3,723,660
Italy – 11.1%
Amplifon SpA	82,675	451,905
Ansaldo STS SpA	91,509	847,898
Astaldi SpA(a)	69,062	565,589
ASTM SpA	34,519	425,213
Banca Popolare di Sondrio SCARL	84,739	472,593
Brembo SpA	58,666	1,529,500
Brunello Cucinelli SpA	9,466	307,784
Danieli & C Officine Meccaniche SpA	16,487	475,143
Danieli & C Officine Meccaniche SpA RSP	21,722	424,888
ERG SpA	130,400	1,314,162
Esprinet SpA	26,874	145,003
Geox SpA(a)	238,154	651,202
Impregilo SpA	271,061	1,272,485
Indesit Co. SpA	83,761	804,453
Interpump Group SpA	60,041	653,041
Intesa Sanpaolo SpA RSP	1,547,447	2,628,852
Iren SpA	566,270	691,412
Italcementi SpA(a)	71,905	548,478
Piaggio & C. SpA	270,054	714,302
Reply SpA	5,641	328,346
Trevi Finanziaria Industriale SpA	35,487	295,668
Unipol Gruppo Finanziario SpA(a)	716,439	3,169,333

Total Italy		18,717,250
Netherlands – 4.4%
BE Semiconductor Industries N.V.	49,713	600,397
BinckBank N.V.	151,109	1,385,204
Brunel International N.V.	15,473	832,565
CSM	90,020	2,181,216
Koninklijke BAM Groep N.V.(a)	137,051	736,882
Koninklijke Ten Cate N.V.	21,933	619,029
Unit 4 N.V.	15,934	624,425
USG People N.V.	39,640	386,343

Total Netherlands		7,366,061

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2013

Investments	Shares	Value

Norway – 7.5%
Atea ASA	269,738	$2,836,751
Austevoll Seafood ASA	210,920	1,174,846
Borregaard ASA	107,455	466,322
Cermaq ASA(a)	24,128	421,240
Ekornes ASA(a)	65,562	1,111,913
Kvaerner ASA(a)	852,775	1,405,163
Leroey Seafood Group ASA	71,268	2,020,400
Sparebank 1 Nord-Norge(a)	71,875	369,279
SpareBank 1 SMN	127,264	967,031
Tomra Systems ASA	75,052	705,065
Veidekke ASA	154,136	1,199,412

Total Norway		12,677,422
Portugal – 0.2%
Altri, SGPS, S.A.	106,317	279,773
Spain – 3.7%
Abengoa S.A.(a)	214,685	676,827
Abengoa S.A. Class B(a)	341,259	993,183
Atresmedia Corp de Medios de Comunicaion S.A.	100,259	1,290,656
Caja de Ahorros del Mediterraneo*(a)	7,768	14,090
Duro Felguera S.A.	250,680	1,717,026
Ence Energia y Celulosa S.A.	176,945	617,966
Faes Farma S.A.	126,107	406,278
Melia Hotels International S.A.	46,778	463,827
Pescanova S.A.†	3,781	0

Total Spain		6,179,853
Sweden – 16.1%
AF AB Class B	29,020	948,794
B&B Tools AB Class B	25,729	359,511
Bilia AB Class A	45,492	989,788
BioGaia AB Class B	23,931	909,088
Byggmax Group AB	106,853	753,599
Clas Ohlson AB Class B(a)	97,801	1,564,518
Concentric AB	36,661	409,526
Duni AB	92,553	979,839
Gunnebo AB	70,934	411,925
Hoganas AB Class B	32,958	1,729,203
Holmen AB Class B	95,317	3,067,370
Indutrade AB	28,745	1,118,813
Intrum Justitia AB	64,564	1,728,917
Kungsleden AB	115,110	768,822
Loomis AB Class B	58,040	1,278,613
Mekonomen AB	37,297	1,277,474
New Wave Group AB Class B(a)	66,827	364,146
Nobia AB	65,135	522,248
Nolato AB Class B	43,722	728,348
Peab AB(a)	298,468	1,785,762
Skandinaviska Enskilda Banken AB Class C	47,277	467,022
SkiStar AB	45,705	587,047
SSAB AB Class A(a)	231,894	1,514,526
Svenska Handelsbanken AB Class B	19,387	790,801
Transmode Holding AB	23,323	368,558

Wihlborgs Fastigheter AB	105,031	1,688,352

Total Sweden		27,112,610
Switzerland – 7.5%
Ascom Holding AG*(a)	34,460	504,943
Basilea Pharmaceutica AG*	20,427	1,762,019
Bellevue Group AG	37,134	472,260
Implenia AG*(a)	11,285	680,158
Kardex AG*	6,994	323,692
Kudelski S.A.	28,630	389,438
Logitech International S.A.(a)	483,217	4,253,699
Nobel Biocare Holding AG*(a)	64,161	947,248
Swissquote Group Holding S.A.	11,600	441,935
Tecan Group AG	5,388	569,040
Temenos Group AG*	26,574	653,881
Valiant Holding AG	12,084	1,188,689
Zehnder Group AG	8,109	361,396

Total Switzerland		12,548,398
United Kingdom – 25.2%
A.G. BARR PLC	34,165	291,849
Abbey Protection PLC	168,744	329,283
Abcam PLC	42,054	344,597
African Barrick Gold PLC(a)	442,153	1,174,276
Alent PLC	53,211	305,903
Bank of Georgia Holdings PLC	18,027	564,007
Betfair Group PLC	19,150	318,798
Big Yellow Group PLC	34,096	242,946
Bodycote PLC	42,969	452,296
Bovis Homes Group PLC	21,785	253,653
Brewin Dolphin Holdings PLC	125,108	548,438
Cable & Wireless Communications PLC	2,015,560	1,293,522
Carillion PLC	248,806	1,259,919
Central Asia Metals PLC(a)	64,089	142,446
Chemring Group PLC	64,955	319,561
Chesnara PLC	120,066	523,030
Cineworld Group PLC	88,463	544,376
Computacenter PLC	69,044	597,623
Cranswick PLC	18,440	349,979
CSR PLC	33,589	280,129
Dairy Crest Group PLC	80,509	593,864
Darty PLC	198,615	221,930
De La Rue PLC	45,696	735,191
Dechra Pharmaceuticals PLC	24,898	289,496
Development Securities PLC	65,005	207,906
Devro PLC	63,398	333,153
Diploma PLC	41,063	434,228
Domino Printing Sciences PLC	47,376	491,012
E2V Technologies PLC	117,741	281,238
Elementis PLC	125,517	487,219
EMIS Group PLC	17,077	186,391
F&C Asset Management PLC	291,201	463,082
Fenner PLC	58,789	379,288
Ferrexpo PLC	188,813	541,813
Fidessa Group PLC	10,580	340,609

See Notes to Financial Statements.

54	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2013

Investments	Shares	Value

Galliford Try PLC	30,190	$508,452
Genus PLC	9,989	231,643
Go-Ahead Group PLC	25,193	684,582
Greggs PLC	68,453	469,572
Halfords Group PLC	167,760	1,069,295
Hansteen Holdings PLC	336,157	538,929
Helical Bar PLC	58,302	280,410
Hill & Smith Holdings PLC	45,661	347,534
Homeserve PLC	116,516	484,923
Huntsworth PLC	197,067	206,637
Interserve PLC	54,581	496,301
ITE Group PLC	60,812	267,666
JD Wetherspoon PLC	38,429	454,604
John Menzies PLC	31,047	402,471
Kcom Group PLC	369,924	545,140
Keller Group PLC	16,019	269,529
Kier Group PLC	22,667	618,879
Laird PLC	181,536	647,930
Marshalls PLC	141,633	409,982
Marston's PLC	312,174	763,357
Micro Focus International PLC	67,094	823,582
Mitie Group PLC	138,268	662,553
Moneysupermarket.com Group PLC	219,102	537,188
Morgan Advanced Materials PLC	95,837	482,977
National Express Group PLC	212,670	882,691
Novae Group PLC	53,930	439,291
Numis Corp. PLC	94,850	377,472
Pace PLC	49,679	204,263
PayPoint PLC	14,864	255,631
Photo-Me International PLC	169,616	307,637
Polar Capital Holdings PLC	42,421	294,708
Premier Farnell PLC	244,159	858,789
Rank Group PLC	133,891	333,907
Restaurant Group PLC	65,419	563,598
RPC Group PLC	79,140	583,125
Savills PLC	38,291	383,212
Schroders PLC Non-Voting Shares	11,051	386,195
SDL PLC	24,668	124,736
Senior PLC	75,010	328,458
Shanks Group PLC	205,621	309,674
SIG PLC	106,837	321,456
Smiths News PLC	143,403	476,065
Spirent Communications PLC	144,837	299,284
Spirit Pub Co. PLC	256,926	297,487
ST Modwen Properties PLC	46,967	231,217
Sthree PLC	58,027	334,059
Synthomer PLC	121,221	467,403
Ted Baker PLC	11,997	372,433
Telecom Plus PLC	21,259	435,843
TT electronics PLC	78,201	245,046
Tullett Prebon PLC	168,143	942,670
Vesuvius PLC	112,871	816,675
Vitec Group PLC (The)	28,903	318,979
WH Smith PLC	62,729	840,094
Workspace Group PLC	57,315	421,384
WS Atkins PLC	33,184	628,199

Total United Kingdom		42,408,868
TOTAL COMMON STOCKS (Cost: $151,007,391)		167,722,685
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $214,219)	4,045	226,843
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
United States – 6.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $10,564,995)(d)	10,564,995	10,564,995
TOTAL INVESTMENTS IN SECURITIES – 106.1% (Cost: $161,786,605)(e)		178,514,523
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.1)%		(10,325,274)

NET ASSETS – 100.0%		$168,189,249

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $10,123,549 and the total market value of the collateral held by the Fund was $10,689,355. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $124,360.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	55

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.2%
Japan – 99.2%
Air Freight & Logistics – 0.1%
Kintetsu World Express, Inc.	115,700	$4,156,357
Yusen Logistics Co., Ltd.(a)	367,400	4,032,508

Total Air Freight & Logistics		8,188,865
Airlines – 1.1%
Japan Airlines Co., Ltd.	2,017,800	122,147,587
Auto Components – 5.9%
Aisan Industry Co., Ltd.	354,900	3,515,545
Aisin Seiki Co., Ltd.	1,898,108	80,953,702
Akebono Brake Industry Co., Ltd.(a)	755,648	3,488,495
Bridgestone Corp.	2,310,085	84,163,606
Calsonic Kansei Corp.	1,602,000	8,571,210
Daido Metal Co., Ltd.	357,000	3,674,599
Denso Corp.	4,028,379	188,025,231
Eagle Industry Co., Ltd.	223,000	3,633,906
Exedy Corp.	345,515	8,489,546
FCC Co., Ltd.(a)	249,572	5,753,191
Keihin Corp.(a)	397,734	6,392,117
Kinugawa Rubber Industrial Co., Ltd.(a)	635,296	3,871,664
Koito Manufacturing Co., Ltd.	568,501	10,799,346
KYB Co., Ltd.	844,000	5,453,208
Musashi Seimitsu Industry Co., Ltd.	172,500	4,405,452
NGK Spark Plug Co., Ltd.	789,000	17,440,418
NHK Spring Co., Ltd.	1,184,200	12,116,553
Nifco, Inc.(a)	350,845	9,382,087
Nissin Kogyo Co., Ltd.(a)	376,746	7,149,055
NOK Corp.(a)	614,000	9,561,192
Pacific Industrial Co., Ltd.	370,100	2,742,040
Press Kogyo Co., Ltd.	815,000	3,596,382
Riken Corp.	643,000	2,732,545
Sanden Corp.(a)	3,616,000	16,324,973
Showa Corp.	545,200	7,323,043
Stanley Electric Co., Ltd.	877,207	18,639,252
Sumitomo Rubber Industries Ltd.	1,474,791	22,709,903
Takata Corp.	337,600	8,498,059
Tokai Rika Co., Ltd.	458,114	9,692,175
Tokai Rubber Industries Ltd.	494,100	4,808,820
Toyo Tire & Rubber Co., Ltd.	853,678	5,141,643
Toyoda Gosei Co., Ltd.	719,334	17,711,194
Toyota Boshoku Corp.(a)	721,136	9,649,443
TPR Co., Ltd.(a)	247,700	4,553,894
TS Tech Co., Ltd.	287,332	11,302,945
Unipres Corp.	272,000	5,762,935
Yokohama Rubber Co., Ltd. (The)	1,991,917	19,650,198

Total Auto Components		647,679,567
Automobiles – 13.8%
Daihatsu Motor Co., Ltd.(a)	3,846,269	74,475,527
Fuji Heavy Industries Ltd.	1,475,167	40,740,918
Honda Motor Co., Ltd.	11,613,177	442,040,419
Isuzu Motors Ltd.	6,438,770	42,389,253
Nissan Motor Co., Ltd.	33,112,000	332,047,979
Suzuki Motor Corp.	1,276,236	30,590,645
Toyota Motor Corp.	8,657,317	553,186,014
Yamaha Motor Co., Ltd.	601,300	8,787,406

Total Automobiles		1,524,258,161
Beverages – 0.7%
Kirin Holdings Co., Ltd.	5,150,745	75,010,595
Building Products – 1.3%
Asahi Glass Co., Ltd.	13,349,406	82,851,345
Central Glass Co., Ltd.	1,360,000	4,504,459
Daikin Industries Ltd.	766,949	40,721,572
Okabe Co., Ltd.	389,100	4,754,455
Sanwa Holdings Corp.	1,463,831	8,920,978

Total Building Products		141,752,809
Capital Markets – 0.9%
GCA Savvian Corp.	162,500	1,631,210
Monex Group, Inc.(a)	1,298,760	5,453,137
Nomura Holdings, Inc.	11,986,356	93,447,769

Total Capital Markets		100,532,116
Chemicals – 7.3%
ADEKA Corp.	700,900	8,300,085
Asahi Kasei Corp.(a)	8,962,522	67,498,637
Chugoku Marine Paints Ltd.	350,000	2,179,363
Daicel Corp.	1,612,542	14,543,691
Denki Kagaku Kogyo K.K.	4,293,076	16,712,918
DIC Corp.(a)	7,044,857	19,456,369
Fujimi, Inc.	407,900	5,503,792
Gun Ei Chemical Industry Co., Ltd.(a)	486,000	2,634,925
Hitachi Chemical Co., Ltd.(a)	1,494,015	24,041,271
JSP Corp.	256,794	4,197,682
JSR Corp.(a)	1,322,661	24,545,892
Kaneka Corp.	3,010,160	19,633,145
Kansai Paint Co., Ltd.	708,000	9,394,303
Kumiai Chemical Industry Co., Ltd.	381,000	2,706,313
Kuraray Co., Ltd.(a)	3,055,737	36,590,991
Kureha Corp.	1,329,000	4,794,558
Lintec Corp.	419,647	8,929,660
Mitsubishi Chemical Holdings Corp.(a)	11,617,663	54,225,627
Mitsubishi Gas Chemical Co., Inc.	2,811,564	23,609,974
Mitsui Chemicals, Inc.(a)	8,416,188	23,072,149
Nihon Nohyaku Co., Ltd.	256,000	2,828,066
Nihon Parkerizing Co., Ltd.	198,000	4,051,811
Nippon Paint Co., Ltd.	962,000	15,362,589
Nippon Shokubai Co., Ltd.	833,000	9,660,678
Nippon Soda Co., Ltd.	691,000	4,105,508
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	448,000	4,273,406
Nissan Chemical Industries Ltd.(a)	1,090,853	16,419,769
Nitto Denko Corp.(a)	878,914	57,235,775
Sakata INX Corp.(a)	328,000	2,974,981
Sanyo Chemical Industries Ltd.	1,017,000	7,006,288
Shikoku Chemicals Corp.	253,000	2,137,447

See Notes to Financial Statements.

56	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2013

Investments	Shares	Value

Shin-Etsu Chemical Co., Ltd.	2,025,189	$123,833,213
Shin-Etsu Polymer Co., Ltd.	442,534	1,533,366
Showa Denko K.K.(a)	9,301,312	12,607,129
Sumitomo Bakelite Co., Ltd.	1,791,000	6,479,541
Taiyo Holdings Co., Ltd.(a)	374,833	11,650,860
Taiyo Nippon Sanso Corp.(a)	2,564,953	17,199,889
Teijin Ltd.	5,251,095	12,094,242
Tokai Carbon Co., Ltd.	2,306,000	7,990,217
Toray Industries, Inc.(a)	7,611,514	50,032,372
Tosoh Corp.	3,146,614	12,955,231
Toyo Ink SC Holdings Co., Ltd.	2,776,322	14,429,801
Toyobo Co., Ltd.	5,741,513	11,000,300
Ube Industries Ltd.	7,948,923	14,986,505
Zeon Corp.	865,000	11,036,739

Total Chemicals		806,457,068
Commercial Banks – 5.0%
Mitsubishi UFJ Financial Group, Inc.	86,175,778	550,646,755
Commercial Services & Supplies – 0.0%
Sato Holdings Corp.(a)	273,967	5,598,001
Communications Equipment – 0.0%
Hitachi Kokusai Electric, Inc.	419,000	5,034,405
Computers & Peripherals – 0.3%
Eizo Corp.(a)	231,700	5,983,468
Roland DG Corp.(a)	97,800	2,654,180
Seiko Epson Corp.(a)	1,068,954	17,506,334
Wacom Co., Ltd.	590,500	5,650,746

Total Computers & Peripherals		31,794,728
Construction & Engineering – 0.6%
Chiyoda Corp.	1,287,769	15,486,037
JGC Corp.	990,018	35,716,318
Penta-Ocean Construction Co., Ltd.	406,043	1,133,817
Sumitomo Densetsu Co., Ltd.	164,960	2,247,659
Taikisha Ltd.	273,600	6,530,152
Toyo Engineering Corp.	445,000	1,927,389

Total Construction & Engineering		63,041,372
Consumer Finance – 0.2%
Hitachi Capital Corp.	708,158	17,067,961
Containers & Packaging – 0.0%
Fuji Seal International, Inc.	137,491	4,162,912
Electrical Equipment – 2.3%
Daihen Corp.	822,000	3,292,189
Denyo Co., Ltd.	158,800	1,987,326
Fuji Electric Co., Ltd.	3,099,869	12,636,408
Fujikura Ltd.(a)	1,611,577	6,241,012
Furukawa Electric Co., Ltd.	2,348,000	5,407,878
GS Yuasa Corp.	2,000,920	11,623,179
IDEC Corp.	387,661	3,638,581
Mitsubishi Electric Corp.	7,418,114	77,866,572
Nidec Corp.(a)	625,372	51,623,064
Nippon Carbon Co., Ltd.(a)	530,624	1,065,304
Nissin Electric Co., Ltd.(a)	562,000	3,018,334

Sanyo Denki Co., Ltd.	428,000	3,184,102
Sumitomo Electric Industries Ltd.	3,940,183	57,100,028
Tatsuta Electric Wire and Cable Co., Ltd.(a)	331,136	2,530,976
Ushio, Inc.	837,209	10,366,460

Total Electrical Equipment		251,581,413
Electronic Equipment, Instruments & Components – 6.4%
Amano Corp.	763,733	7,900,015
Anritsu Corp.(a)	631,052	8,013,155
Citizen Holdings Co., Ltd.	1,430,285	10,028,393
Enplas Corp.(a)	50,344	3,191,232
FUJIFILM Holdings Corp.	2,875,795	68,989,773
Hakuto Co., Ltd.	328,719	3,172,452
Hamamatsu Photonics K.K.	384,785	14,489,484
Hitachi High-Technologies Corp.	412,719	9,253,318
Hitachi Ltd.	21,269,028	140,240,113
Horiba Ltd.	231,500	8,670,191
Hoya Corp.(a)	4,299,657	101,614,314
Ibiden Co., Ltd.(a)	1,674,201	27,350,259
Japan Aviation Electronics Industry Ltd.(a)	318,000	3,671,786
Keyence Corp.	26,110	9,911,822
KOA Corp.	213,346	2,111,174
Kyocera Corp.	1,498,318	79,554,005
Macnica, Inc.	120,600	3,206,577
Murata Manufacturing Co., Ltd.	938,456	71,633,482
Nichicon Corp.	461,500	5,084,143
Nippon Electric Glass Co., Ltd.	4,660,301	24,934,095
Ohara, Inc.	158,300	1,026,026
Optex Co., Ltd.	157,300	2,374,128
Ryosan Co., Ltd.	395,945	7,234,949
Sanshin Electronics Co., Ltd.	431,154	2,680,295
Shimadzu Corp.(a)	1,045,000	9,904,204
SIIX Corp.	277,500	3,650,981
Star Micronics Co., Ltd.(a)	740,700	7,261,691
Taiyo Yuden Co., Ltd.(a)	314,200	4,089,003
TDK Corp.(a)	799,168	31,355,891
Topcon Corp.(a)	294,400	4,572,388
UKC Holdings Corp.	145,500	2,729,839
Yaskawa Electric Corp.	712,000	10,006,094
Yokogawa Electric Corp.(a)	797,638	11,364,055

Total Electronic Equipment, Instruments & Components		701,269,327
Energy Equipment & Services – 0.0%
Modec, Inc.	133,600	4,186,701
Toyo Kanestu K.K.(a)	349,775	1,047,988

Total Energy Equipment & Services		5,234,689
Food & Staples Retailing – 1.6%
Seven & I Holdings Co., Ltd.(a)	4,984,924	181,870,348
Food Products – 0.9%
Ajinomoto Co., Inc.(a)	2,763,513	36,330,515
Fuji Oil Co., Ltd.	441,422	7,670,059

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2013

Investments	Shares	Value

Kikkoman Corp.	683,000	$12,494,115
Nisshin Oillio Group Ltd. (The)(a)	1,115,000	3,874,803
Sakata Seed Corp.	299,700	4,135,478
Toyo Suisan Kaisha Ltd.	510,000	14,958,267
Yakult Honsha Co., Ltd.(a)	306,287	15,341,662

Total Food Products		94,804,899
Health Care Equipment & Supplies – 0.5%
Mani, Inc.	79,700	2,749,396
Nikkiso Co., Ltd.	309,000	3,252,963
Nipro Corp.(a)	591,533	5,702,830
Sysmex Corp.	175,630	11,204,523
Terumo Corp.	526,428	26,985,303

Total Health Care Equipment & Supplies		49,895,015
Household Durables – 1.3%
Casio Computer Co., Ltd.(a)	2,089,057	19,331,096
Foster Electric Co., Ltd.(a)	56,100	1,162,878
Fujitsu General Ltd.	403,000	4,640,917
JVCKENWOOD Corp.(a)	586,313	1,123,331
Rinnai Corp.	141,600	10,505,457
Sekisui Chemical Co., Ltd.	2,864,000	29,128,887
Sony Corp.(a)	3,680,521	78,692,821

Total Household Durables		144,585,387
Household Products – 0.3%
Pigeon Corp.(a)	180,800	8,881,080
Unicharm Corp.(a)	372,887	21,774,701

Total Household Products		30,655,781
Industrial Conglomerates – 0.9%
Nisshinbo Holdings, Inc.	957,000	7,890,069
Toshiba Corp.(a)	20,966,618	94,015,918

Total Industrial Conglomerates		101,905,987
Insurance – 1.0%
MS&AD Insurance Group Holdings(a)	4,263,500	111,231,185
Leisure Equipment & Products – 0.5%
Dunlop Sports Co., Ltd.	262,657	3,327,212
Mizuno Corp.(a)	842,000	5,045,564
Nikon Corp.(a)	1,506,646	26,302,009
Tamron Co., Ltd.(a)	256,700	5,666,366
Tomy Co., Ltd.(a)	472,200	2,179,940
Yamaha Corp.	527,307	7,523,361

Total Leisure Equipment & Products		50,044,452
Machinery – 8.3%
Aida Engineering Ltd.	386,400	3,540,113
Amada Co., Ltd.	2,102,893	18,923,358
Anest Iwata Corp.	93,000	469,146
Asahi Diamond Industrial Co., Ltd.	440,400	4,366,973
CKD Corp.	349,200	3,071,181
Daifuku Co., Ltd.	521,000	5,633,437
Ebara Corp.	1,234,158	6,917,573
FANUC Corp.	916,189	151,352,089
Fujitec Co., Ltd.	571,000	7,180,780
Furukawa Co., Ltd.	1,163,000	2,643,047

Hino Motors Ltd.	2,787,610	41,022,256
Hitachi Construction Machinery Co., Ltd.(a)	1,199,700	26,836,601
Hitachi Koki Co., Ltd.	1,170,711	9,246,380
Hitachi Zosen Corp.	565,381	4,430,859
Hoshizaki Electric Co., Ltd.	269,069	9,282,023
IHI Corp.	5,615,882	23,636,782
Japan Steel Works Ltd. (The)	1,990,313	11,541,280
JTEKT Corp.(a)	1,467,278	20,067,129
Kawasaki Heavy Industries Ltd.	7,035,510	30,472,273
Kitz Corp.	889,100	4,013,975
Komatsu Ltd.(a)	5,820,906	144,684,736
Kubota Corp.(a)	4,322,820	62,424,825
Makino Milling Machine Co., Ltd.(a)	386,000	2,730,028
Makita Corp.(a)	531,469	30,872,594
Minebea Co., Ltd.(a)	2,794,701	14,240,515
Mitsubishi Heavy Industries Ltd.	14,235,198	81,675,582
Mitsui Engineering & Shipbuilding Co., Ltd.	4,732,315	9,693,710
Nabtesco Corp.	693,000	16,893,310
NGK Insulators Ltd.	1,643,939	24,929,236
Nippon Thompson Co., Ltd.	534,000	3,031,215
Nitta Corp.	172,000	3,670,502
Noritake Co., Ltd.	2,895,600	7,701,927
NSK Ltd.	2,074,366	21,161,176
Obara Group, Inc.(a)	82,600	2,043,850
Oiles Corp.	254,800	5,850,338
OKUMA Corp.(a)	530,000	4,601,885
OSG Corp.	425,824	7,442,427
Ryobi Ltd.	823,000	3,698,782
Sintokogio, Ltd.	391,800	2,942,742
SMC Corp.	161,020	38,300,197
Sodick Co., Ltd.	314,984	1,524,763
Sumitomo Heavy Industries Ltd.	3,208,186	14,581,921
Tadano Ltd.	376,000	4,816,632
THK Co., Ltd.(a)	358,479	7,942,251
Torishima Pump Manufacturing Co., Ltd.	244,256	2,397,132
Toshiba Machine Co., Ltd.	946,000	4,887,868
Tsubakimoto Chain Co.(a)	723,000	5,039,817
Tsugami Corp.(a)	341,290	1,683,407
Union Tool Co.	67,540	1,437,871

Total Machinery		917,548,494
Marine – 0.3%
Kawasaki Kisen Kaisha, Ltd.(a)	2,895,000	6,785,732
Nippon Yusen K.K.	7,370,763	23,285,977

Total Marine		30,071,709
Metals & Mining – 1.9%
Furukawa-Sky Aluminum Corp.	1,949,710	6,537,117
Hitachi Metals Ltd.	1,251,018	15,350,070
JFE Holdings, Inc.	1,625,962	42,138,307
Mitsubishi Materials Corp.	4,097,000	16,909,911
Mitsui Mining & Smelting Co., Ltd.	2,321,000	6,741,248

See Notes to Financial Statements.

58	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2013

Investments	Shares	Value

Nippon Steel Sumitomo Metal Corp.(a)	11,098,261	$37,663,398
OSAKA Titanium Technologies Co.(a)	70,700	1,516,673
Sumitomo Metal Mining Co., Ltd.	4,678,000	66,076,005
Topy Industries Ltd.	1,633,000	3,611,322
Yamato Kogyo Co., Ltd.	257,096	9,537,115
Yodogawa Steel Works Ltd.	1,188,000	5,242,334

Total Metals & Mining		211,323,500
Office Electronics – 5.7%
Brother Industries Ltd.	1,905,893	21,481,963
Canon, Inc.	15,792,256	503,742,790
Konica Minolta Holdings, Inc.	3,164,138	26,570,698
Ricoh Co., Ltd.(a)	5,565,078	64,143,727
RISO KAGAKU Corp.	225,884	5,283,096
Toshiba TEC Corp.	1,133,531	6,977,353

Total Office Electronics		628,199,627
Oil, Gas & Consumable Fuels – 0.7%
Inpex Corp.	7,004,173	82,658,164
Personal Products – 1.6%
Kao Corp.	3,187,080	99,388,176
Mandom Corp.	153,900	5,379,638
Shiseido Co., Ltd.(a)	4,127,122	74,193,562

Total Personal Products		178,961,376
Pharmaceuticals – 9.5%
Astellas Pharma, Inc.(a)	3,786,123	192,923,465
Daiichi Sankyo Co., Ltd.(a)	7,882,721	142,832,896
Dainippon Sumitomo Pharma Co., Ltd.(a)	1,685,111	22,943,270
Eisai Co., Ltd.(a)	3,484,277	141,679,136
Kyowa Hakko Kirin Co., Ltd.	3,374,470	34,664,619
Shionogi & Co., Ltd.	2,257,177	47,409,343
Takeda Pharmaceutical Co., Ltd.(a)	9,824,129	464,049,304

Total Pharmaceuticals		1,046,502,033
Road & Rail – 0.3%
Nippon Express Co., Ltd.	7,184,000	36,020,668
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.(a)	712,800	8,215,815
Disco Corp.(a)	89,100	5,103,103
Lasertec Corp.(a)	225,556	2,248,090
Rohm Co., Ltd.	302,683	12,431,210
Sanken Electric Co., Ltd.(a)	546,000	2,787,730
Shinko Electric Industries Co., Ltd.	815,810	8,546,779
Tokyo Electron Ltd.	583,353	31,270,693
Tokyo Seimitsu Co., Ltd.	119,000	2,180,504

Total Semiconductors & Semiconductor Equipment		72,783,924
Software – 0.9%
Capcom Co., Ltd.(a)	1,350,400	25,982,728
Konami Corp.(a)	979,100	22,610,350
Square Enix Holdings Co., Ltd.(a)	971,300	15,392,321
Trend Micro, Inc.	950,908	35,419,809

Total Software		99,405,208

Specialty Retail – 1.2%
Fast Retailing Co., Ltd.(a)	304,400	114,314,803
Sanrio Co., Ltd.(a)	289,635	17,798,716

Total Specialty Retail		132,113,519
Textiles, Apparel & Luxury Goods – 0.3%
Asics Corp.	971,692	16,755,188
Descente Ltd.	306,587	2,208,989
Japan Vilene Co., Ltd.	615,000	3,196,433
Kurabo Industries Ltd.	1,664,653	2,816,126
Seiko Holdings Corp.	507,000	2,159,755
Seiren Co., Ltd.	323,910	2,198,462

Total Textiles, Apparel & Luxury Goods		29,334,953
Tobacco – 3.8%
Japan Tobacco, Inc.	11,745,045	422,522,383
Trading Companies & Distributors – 11.1%
Daiichi Jitsugyo Co., Ltd.	290,000	1,273,783
Hanwa Co., Ltd.	2,674,000	12,644,443
Inabata & Co., Ltd.	710,486	6,842,388
ITOCHU Corp.(a)	15,372,794	188,311,831
Kuroda Electric Co., Ltd.(a)	318,187	4,247,898
Marubeni Corp.(a)	17,916,278	140,956,602
MISUMI Group, Inc.	343,900	9,970,910
Mitsubishi Corp.(a)	15,350,700	310,690,346
Mitsui & Co., Ltd.(a)	19,071,089	277,150,297
Nagase & Co., Ltd.	1,286,900	16,354,286
Nippon Steel Trading Co., Ltd.(a)	514,000	1,780,994
Sojitz Corp.	6,476,958	12,673,385
Sumitomo Corp.(a)	13,959,777	188,074,652
Toyota Tsusho Corp.	1,904,310	49,759,499

Total Trading Companies & Distributors		1,220,731,314
TOTAL COMMON STOCKS (Cost: $10,402,136,439)		10,934,628,257
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.4%
United States – 17.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $1,915,480,426)(c)	1,915,480,426	1,915,480,426
TOTAL INVESTMENTS IN SECURITIES – 116.6% (Cost: $12,317,616,865)(d)		12,850,108,683
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (16.6)%		(1,826,023,922)

NET ASSETS – 100.0%		$11,024,084,761
(a)	Security or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $1,818,631,464 and the total market value of the collateral held by the Fund was $1,915,480,426.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	59

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 98.6%
Australia – 1.5%
Ansell Ltd.	2,117	$41,332
CSL Ltd.	6,034	361,094
Orica Ltd.	13,767	258,229
REA Group Ltd.	1,760	62,191
Seek Ltd.	7,328	81,402
TPG Telecom Ltd.	14,854	60,279

Total Australia		864,527
Austria – 0.8%
Andritz AG	2,003	117,822
OMV AG	7,179	354,702

Total Austria		472,524
Brazil – 5.1%
CCR S.A.	43,716	340,726
Cia de Bebidas das Americas	29,000	1,103,174
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	49,579
Cia Hering	5,308	80,214
Cielo S.A.	18,520	498,681
Duratex S.A.	10,000	59,253
EcoRodovias Infraestrutura e Logistica S.A.	6,600	44,948
Estacio Participacoes S.A.	600	4,642
Localiza Rent A Car S.A.	1,428	21,169
Lojas Americanas S.A.	1,500	9,683
Lojas Renner S.A.	2,700	77,056
M Dias Branco S.A.	512	23,460
Marisa Lojas S.A.	1,600	15,094
Mills Estruturas e Servicos de Engenharia S.A.	600	8,183
Raia Drogasil S.A.	565	4,652
Souza Cruz S.A.	31,600	375,472
Ultrapar Participacoes S.A.	9,000	220,992
WEG S.A.	9,400	114,014

Total Brazil		3,050,992
Canada – 3.0%
Agrium Inc.	1,905	160,440
Alimentation Couche-Tard, Inc. Class B	351	21,929
Canadian National Railway Co.	4,900	497,532
Canadian Pacific Railway Ltd.	1,400	173,097
Eldorado Gold Corp.(a)	8,900	60,176
Ensign Energy Services, Inc.	2,600	44,619
Gildan Activewear, Inc.	600	27,901
Macdonald Dettwiler & Associates Ltd.	700	54,133
Potash Corp. of Saskatchewan, Inc.	12,600	394,830
Ritchie Bros. Auctioneers, Inc.	1,700	34,301
Saputo, Inc.	1,600	76,070
ShawCor Ltd.	600	25,357
Silver Wheaton Corp.	4,500	111,723
Tim Hortons, Inc.	1,800	104,613

Total Canada		1,786,721
Chile – 0.3%
CFR Pharmaceuticals S.A.	78,995	21,236

S.A.C.I. Falabella	18,163	173,834

Total Chile		195,070
China – 2.1%
Air China Ltd. Class H	34,000	23,017
Anhui Conch Cement Co., Ltd. Class H	17,500	56,188
China International Marine Containers Group Co., Ltd. Class H	24,300	43,554
Far East Horizon Ltd.	117,000	77,244
Great Wall Motor Co., Ltd. Class H(a)	15,000	81,333
PetroChina Co., Ltd. Class H	636,000	702,006
Ping An Insurance Group Co. Class H(a)	23,500	174,693
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	28,000	27,476
Tsingtao Brewery Co., Ltd. Class H	2,000	15,216
Wumart Stores, Inc. Class H	7,250	12,920
Zhuzhou CSR Times Electric Co., Ltd. Class H	17,000	55,241

Total China		1,268,888
Denmark – 2.6%
Coloplast A/S Class B	2,015	114,800
GN Store Nord A/S	633	13,327
Novo Nordisk A/S Class B	7,815	1,327,642
Novozymes A/S Class B	2,444	93,552

Total Denmark		1,549,321
Finland – 1.4%
Kone Oyj Class B(a)	4,764	425,298
Nokian Renkaat Oyj	4,090	207,838
Wartsila Oyj Abp	3,857	174,278

Total Finland		807,414
France – 1.5%
Bureau Veritas S.A.	6,369	200,879
Hermes International	703	253,225
Iliad S.A.	77	17,980
JC Decaux S.A.	3,254	119,876
SEB S.A.	694	60,894
Technip S.A.	1,482	174,110
Vallourec S.A.	1,339	80,241

Total France		907,205
Germany – 4.6%
CTS Eventim AG	585	25,816
Fielmann AG	747	79,135
Hugo Boss AG	1,764	228,325
Infineon Technologies AG	11,732	117,440
MTU Aero Engines AG	530	49,546
SAP AG	12,829	949,398
Symrise AG	1,923	85,238
United Internet AG Registered Shares	2,301	87,213
Volkswagen AG	4,516	1,024,859
Wacker Chemie AG	366	36,142
Wirecard AG	1,004	34,364

Total Germany		2,717,476

See Notes to Financial Statements.

60	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2013

Investments	Shares	Value

Hong Kong – 4.9%
China Everbright International Ltd.	28,000	$24,732
China Overseas Grand Oceans Group Ltd.	18,000	21,911
China Overseas Land & Investment Ltd.	110,000	324,107
China Resources Enterprise Ltd.	12,000	38,142
Franshion Properties China Ltd.	182,000	59,844
Hang Seng Bank Ltd.(a)	60,900	993,385
Hong Kong & China Gas Co., Ltd.	125,535	302,055
Hongkong & Shanghai Hotels (The)	12,500	18,891
Hysan Development Co., Ltd.	22,000	98,012
Lenovo Group Ltd.	154,000	161,047
SJM Holdings Ltd.	113,536	319,154
Techtronic Industries Co., Ltd.	12,000	31,257
Wharf Holdings Ltd.	53,000	459,256
Yuexiu Property Co., Ltd.	310,000	85,143

Total Hong Kong		2,936,936
India – 0.6%
Infosys Ltd. ADR	6,092	293,086
Tata Motors Ltd. ADR	1,800	47,916

Total India		341,002
Indonesia – 5.0%
PT AKR Corporindo Tbk	34,000	11,744
PT Alam Sutera Realty Tbk	109,500	5,674
PT Astra International Tbk	912,296	508,144
PT Bank Central Asia Tbk	195,500	168,826
PT Bank Mandiri Persero Tbk	350,001	240,286
PT Bank Rakyat Indonesia Persero Tbk	481,989	301,763
PT Bumi Serpong Damai	68,500	8,518
PT Charoen Pokphand Indonesia Tbk	65,953	19,364
PT Ciputra Development Tbk	63,500	5,374
PT Global Mediacom Tbk	68,500	11,417
PT Gudang Garam Tbk	19,000	57,427
PT Indocement Tunggal Prakarsa Tbk	58,500	90,933
PT Indofood CBP Sukses Makmur Tbk	44,500	39,389
PT Japfa Comfeed Indonesia Tbk	42,500	5,101
PT Jasa Marga Persero Tbk	80,501	36,149
PT Kalbe Farma Tbk	537,000	54,720
PT Lippo Karawaci Tbk	85,500	8,048
PT Mayora Indah Tbk	1,911	5,223
PT Media Nusantara Citra Tbk	110,500	25,764
PT Perusahaan Gas Negara Persero Tbk	660,500	296,598
PT Semen Indonesia Persero Tbk	178,000	199,827
PT Summarecon Agung Tbk	99,000	7,951
PT Surya Citra Media Tbk	196,000	43,161
PT Telekomunikasi Indonesia Persero Tbk	2,464,500	446,930
PT Unilever Indonesia Tbk	79,000	205,686
PT United Tractors Tbk	97,400	137,100

Total Indonesia		2,941,117
Ireland – 0.1%
Dragon Oil PLC	8,357	77,490
Italy – 0.3%
DiaSorin SpA	594	25,610

Salvatore Ferragamo Italia SpA	1,522	52,536
Tod's SpA	490	91,932

Total Italy		170,078
Japan – 4.2%
Dena Co., Ltd.	2,400	48,868
Fast Retailing Co., Ltd.	500	187,771
Fuji Heavy Industries Ltd.	4,000	110,471
Idemitsu Kosan Co., Ltd.(a)	600	51,975
Japan Tobacco, Inc.	18,600	669,126
JGC Corp.	3,000	108,229
Kakaku.com, Inc.	1,500	34,991
KDDI Corp.	11,700	600,948
Komatsu Ltd.(a)	12,300	305,729
Nippon Shokubai Co., Ltd.	4,000	46,390
Nitto Denko Corp.(a)	1,800	117,218
Otsuka Corp.	500	63,796
Sanrio Co., Ltd.(a)	600	36,871
SCSK Corp.	1,800	43,292
Sysmex Corp.	500	31,898
Unicharm Corp.(a)	500	29,198
Wacom Co., Ltd.	1,500	14,354

Total Japan		2,501,125
Malaysia – 0.4%
AirAsia Bhd	35,800	28,117
Bumi Armada Bhd	19,600	23,452
Dialog Group Bhd	17,300	13,481
Kuala Lumpur Kepong Bhd	16,100	111,631
Nestle (Malaysia) Bhd	3,900	81,362

Total Malaysia		258,043
Mexico – 2.7%
Arca Continental S.A.B de C.V.	12,500	77,448
Controladora Comercial Mexicana S.A.B de C.V.	1,700	7,139
El Puerto de Liverpool S.A.B de C.V.	4,400	49,402
Fomento Economico Mexicano S.A.B de C.V.	26,900	259,523
Grupo Bimbo S.A.B de C.V. Series A	10,640	32,889
Grupo Mexico S.A.B. de C.V. Series B	177,774	528,308
Kimberly-Clark de Mexico S.A.B de C.V. Class A	47,200	136,648
Wal-Mart de Mexico S.A.B de C.V. Series V	187,800	491,051

Total Mexico		1,582,408
Netherlands – 2.8%
Arcadis N.V.	1,174	33,595
ASML Holding N.V.	2,747	271,449
Gemalto N.V.(a)	395	42,439
Heineken Holding N.V.	2,746	173,794
Koninklijke Vopak N.V.	1,669	95,690
Unilever N.V.	27,546	1,072,207

Total Netherlands		1,689,174
Norway – 0.2%
Aker Solutions ASA	8,685	121,952
Philippines – 0.6%
Ayala Land, Inc.	86,900	54,387

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2013

Investments	Shares	Value

International Container Terminal Services, Inc.	19,610	$43,688
Jollibee Foods Corp.	6,690	25,890
Petron Corp.	30,600	8,996
Semirara Mining Corp.	12,000	66,146
SM Prime Holdings, Inc.	217,500	80,027
Universal Robina Corp.	22,120	62,489

Total Philippines		341,623
Portugal – 0.5%
Galp Energia, SGPS, S.A.	10,753	178,964
Jeronimo Martins, SGPS, S.A.	5,059	103,954

Total Portugal		282,918
Russia – 6.0%
Magnit OJSC Reg S GDR	1,832	113,126
Megafon OAO GDR	27,742	977,906
MMC Norilsk Nickel OJSC ADR	105,805	1,526,766
NovaTek OAO Reg S GDR	4,061	536,864
Uralkali OJSC Reg S GDR	16,535	429,910

Total Russia		3,584,572
Singapore – 1.0%
Keppel Land Ltd.	43,000	121,315
M1 Ltd.	35,000	91,492
SembCorp Marine Ltd.	50,000	180,514
Singapore Exchange Ltd.	29,000	167,795
Super Group Ltd.	5,000	16,896

Total Singapore		578,012
South Africa – 3.8%
Bidvest Group Ltd.	6,606	165,220
Capitec Bank Holdings Ltd.(a)	2,088	41,703
Foschini Group Ltd. (The)(a)	8,135	84,117
Imperial Holdings Ltd.	5,311	115,046
Life Healthcare Group Holdings Ltd.	25,637	91,046
Massmart Holdings Ltd.	2,211	36,936
Mr. Price Group Ltd.	5,390	74,473
MTN Group Ltd.	61,029	1,188,591
Shoprite Holdings Ltd.	4,934	81,091
Spar Group Ltd. (The)	3,046	36,684
Tiger Brands Ltd.	2,696	80,129
Truworths International Ltd.(a)	13,612	121,732
Woolworths Holdings Ltd.	18,082	133,301

Total South Africa		2,250,069
South Korea – 0.3%
Coway Co., Ltd.	1,135	62,840
Kangwon Land, Inc.	3,550	94,145
KEPCO Plant Service & Engineering Co., Ltd.	914	46,266

Total South Korea		203,251
Spain – 2.5%
Distribuidora Internacional de Alimentacion S.A.	5,337	46,301
Inditex S.A.	8,802	1,357,100
Prosegur Cia de Seguridad S.A.	10,719	62,682
Viscofan S.A.	627	35,876

Total Spain		1,501,959

Sweden – 7.1%
Atlas Copco AB Class A	18,455	540,740
Atlas Copco AB Class B	10,678	282,282
Boliden AB	7,481	112,161
Elekta AB Class B	3,095	49,824
Hennes & Mauritz AB Class B	47,957	2,083,853
Scania AB Class B	9,623	206,300
SKF AB Class B	9,484	264,154
Volvo AB Class A	14,964	224,119
Volvo AB Class B	32,419	485,798

Total Sweden		4,249,231
Switzerland – 10.0%
Aryzta AG*	343	22,930
Cie Financiere Richemont S.A.	2,483	248,781
Geberit AG	394	106,403
Partners Group Holding AG	353	86,547
Roche Holding AG	3,635	976,837
Roche Holding AG – Genusschein	12,476	3,365,105
Schindler Holding AG	927	134,706
Schindler Holding AG Participating Shares	434	65,178
Sonova Holding AG*	657	81,666
Swatch Group AG (The)	257	165,412
Syngenta AG	1,718	701,829

Total Switzerland		5,955,394
Taiwan – 3.3%
Largan Precision Co., Ltd.	2,000	67,305
President Chain Store Corp.	13,000	93,871
Taiwan Semiconductor Manufacturing Co., Ltd.	521,000	1,770,910

Total Taiwan		1,932,086
Thailand – 3.5%
Advanced Info Service PCL NVDR	102,245	833,519
Central Pattana PCL NVDR	90,450	127,231
CP ALL PCL	183,756	207,078
Home Product Center PCL NVDR	208,352	81,263
Indorama Ventures PCL	192,025	133,828
Jasmine International PCL NVDR	215,646	56,876
Minor International PCL NVDR	185,127	143,225
Robinson Department Store PCL NVDR	72,617	110,272
Shin Corp. PCL NVDR	43,553	114,870
Siam Cement PCL NVDR	7,000	95,332
Thai Union Frozen Products PCL NVDR	101,930	166,190

Total Thailand		2,069,684
Turkey – 1.1%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	5,557	64,282
Aselsan Elektronik Sanayi ve Ticaret A.S.	6,239	27,080
BIM Birlesik Magazalar A.S.	3,875	79,690
Coca-Cola Icecek As	722	18,382
Ford Otomotiv Sanayi A.S.	15,865	218,032
Koza Altin Isletmeleri A.S.	3,518	55,826
TAV Havalimanlari Holding As	9,457	66,620
Turk Hava Yollari	16,948	64,513

See Notes to Financial Statements.

62	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Growth Fund (DNL)

September 30, 2013

Investments	Shares	Value

Ulker Biskuvi Sanayi A.S.	6,019	$41,062

Total Turkey		635,487
United Kingdom – 14.8%
Admiral Group PLC	6,368	127,151
AMEC PLC	8,397	146,043
ARM Holdings PLC	6,137	97,991
Aveva Group PLC	1,082	45,522
Berkeley Group Holdings PLC	630	21,139
BG Group PLC	35,899	686,281
British American Tobacco PLC	41,139	2,182,819
Burberry Group PLC	6,122	161,994
Capita PLC	12,483	201,341
Compass Group PLC	35,395	487,208
Croda International PLC	2,915	125,331
Diageo PLC	32,205	1,024,801
Dunelm Group PLC	2,127	31,827
Fresnillo PLC	20,179	317,955
Hargreaves Lansdown PLC	6,083	96,489
Hikma Pharmaceuticals PLC	1,487	25,044
InterContinental Hotels Group PLC	4,598	134,177
Intertek Group PLC	1,780	95,268
ITV PLC	58,315	165,545
John Wood Group PLC	3,713	48,223
Next PLC	2,486	207,733
Reckitt Benckiser Group PLC	11,293	826,612
Rotork PLC	996	43,984
Smiths Group PLC	8,860	200,727
Spirax-Sarco Engineering PLC	1,093	53,366
TalkTalk Telecom Group PLC	29,251	114,444
Taylor Wimpey PLC	13,717	22,302
Unilever PLC	21,335	843,017
Victrex PLC	1,854	47,948
Weir Group PLC (The)	2,686	101,348
Whitbread PLC	2,433	116,782

Total United Kingdom		8,800,412
TOTAL COMMON STOCKS (Cost: $54,639,426)		58,624,161
EXCHANGE-TRADED FUNDS & NOTES – 1.0%
United States – 1.0%
iPath MSCI India Index ETN*	11,107	562,125
WisdomTree DEFA Fund(b)	412	21,300
WisdomTree Emerging Markets Equity Income Fund(b)	272	14,060

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $618,575)		597,485

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $1,675,713)(d)	1,675,713	1,675,713
TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $56,933,714)(e)		60,897,359
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.4)%		(1,418,259)

NET ASSETS – 100.0%		$59,479,100

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2)

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $1,594,825 and the total market value of the collateral held by the Fund was $1,675,713.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	63

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.1%
Japan – 99.1%
Air Freight & Logistics – 0.3%
Kintetsu World Express, Inc.(a)	11,683	$419,695
Shibusawa Warehouse Co., Ltd. (The)	34,000	159,389
Yusen Logistics Co., Ltd.	29,000	318,298

Total Air Freight & Logistics		897,382
Auto Components – 5.4%
Aisan Industry Co., Ltd.	30,500	302,125
Akebono Brake Industry Co., Ltd.(a)	96,432	445,184
Calsonic Kansei Corp.	116,000	620,637
Daido Metal Co., Ltd.	28,000	288,204
Eagle Industry Co., Ltd.	17,000	277,024
EXEDY Corp.	34,125	838,475
FCC Co., Ltd.(a)	29,468	679,303
Keihin Corp.(a)	44,621	717,119
Kinugawa Rubber Industrial Co., Ltd.(a)	25,145	153,240
KYB Co., Ltd.	115,400	745,616
Musashi Seimitsu Industry Co., Ltd.	18,905	482,812
Nifco, Inc.(a)	42,086	1,125,439
Nissan Shatai Co., Ltd.	18,837	328,076
Nissin Kogyo Co., Ltd.(a)	44,400	842,526
Pacific Industrial Co., Ltd.	35,800	265,239
Press Kogyo Co., Ltd.(a)	83,000	366,257
Riken Corp.	114,687	487,383
Sanden Corp.(a)	136,963	618,340
Sanoh Industrial Co., Ltd.	34,697	255,299
Showa Corp.	52,100	699,799
Taiho Kogyo Co., Ltd.	20,500	266,787
Takata Corp.	37,700	948,984
Tokai Rika Co., Ltd.	49,058	1,037,905
Tokai Rubber Industries Ltd.(a)	66,600	648,183
Topre Corp.	36,600	470,718
Toyo Tire & Rubber Co., Ltd.	123,682	744,928
TPR Co., Ltd.(a)	19,500	358,502
Unipres Corp.	23,603	500,083

Total Auto Components		15,514,187
Beverages – 0.3%
Sapporo Holdings Ltd.	204,992	889,953
Building Products – 2.5%
Aica Kogyo Co., Ltd.	40,815	813,180
Bunka Shutter Co., Ltd.	37,000	191,175
Central Glass Co., Ltd.	187,933	622,453
Nichias Corp.	105,827	712,883
Nichiha Corp.	23,028	314,237
Nitto Boseki Co., Ltd.	116,996	493,619
Noritz Corp.	28,900	622,915
Okabe Co., Ltd.	30,400	371,461
Sankyo Tateyama, Inc.	9,000	199,215
Sanwa Holdings Corp.	140,966	859,085
Sekisui Jushi Corp.	29,000	420,260
Takara Standard Co., Ltd.	104,063	838,867

Takasago Thermal Engineering Co., Ltd.	92,872	788,406

Total Building Products		7,247,756
Capital Markets – 1.6%
GCA Savvian Corp.	22,100	221,845
Ichiyoshi Securities Co., Ltd.(a)	53,288	783,096
Marusan Securities Co., Ltd.	53,900	450,975
Mito Securities Co., Ltd.	78,000	419,709
Monex Group, Inc.(a)	120,900	507,626
Tokai Tokyo Financial Holdings, Inc.(a)	232,316	1,939,025
Toyo Securities Co., Ltd.	87,198	314,579

Total Capital Markets		4,636,855
Chemicals – 7.0%
Achilles Corp.(a)	145,000	203,924
ADEKA Corp.	78,025	923,975
Asahi Organic Chemicals Industry Co., Ltd.	36,124	82,832
Chugoku Marine Paints Ltd.	65,000	404,739
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	67,714	296,044
Denki Kagaku Kogyo K.K.	450,000	1,751,847
Earth Chemical Co., Ltd.	20,500	778,217
Fujimi, Inc.	34,200	461,460
Fujimori Kogyo Co., Ltd.	8,900	290,696
Gun Ei Chemical Industry Co., Ltd.(a)	32,000	173,493
JSP Corp.	21,826	356,778
Koatsu Gas Kogyo Co., Ltd.	39,000	210,252
Konishi Co., Ltd.(a)	9,900	191,593
Kumiai Chemical Industry Co., Ltd.(a)	25,000	177,580
Kureha Corp.	189,648	684,182
Lintec Corp.	47,865	1,018,518
Nihon Nohyaku Co., Ltd.	56,388	622,926
Nihon Parkerizing Co., Ltd.	25,000	511,592
Nippon Soda Co., Ltd.	98,091	582,798
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	73,860	704,540
Nippon Valqua Industries Ltd.(a)	74,688	209,317
NOF Corp.	120,000	771,669
Okamoto Industries, Inc.	8,436	26,737
Riken Technos Corp.	35,000	148,025
Sakata INX Corp.(a)	71,000	643,975
Sanyo Chemical Industries Ltd.	93,176	641,906
Shikoku Chemicals Corp.(a)	26,000	219,659
Shin-Etsu Polymer Co., Ltd.	8,185	28,361
Sumitomo Bakelite Co., Ltd.	93,092	336,791
Sumitomo Seika Chemicals Co., Ltd.	72,000	430,716
Taiyo Holdings Co., Ltd.(a)	26,491	823,415
Takasago International Corp.	36,787	192,323
Takiron Co., Ltd.(a)	77,000	331,149
Toagosei Co., Ltd.	219,000	975,317
Tokai Carbon Co., Ltd.	192,974	668,649
Tokuyama Corp.(a)	135,012	526,977
Toyo Ink SC Holdings Co., Ltd.	245,512	1,276,037
Toyobo Co., Ltd.	650,531	1,246,368

Total Chemicals		19,925,377

See Notes to Financial Statements.

64	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

Commercial Banks – 9.8%
77 Bank Ltd. (The)	225,000	$1,107,516
Akita Bank Ltd. (The)	33,466	90,380
Aomori Bank Ltd. (The)	9,622	25,593
Awa Bank Ltd. (The)	143,378	775,885
Bank of Iwate Ltd. (The)	14,900	718,237
Bank of Nagoya Ltd. (The)	141,691	542,938
Bank of Okinawa Ltd. (The)	13,900	554,583
Bank of Saga Ltd. (The)	11,448	24,150
Bank of the Ryukyus Ltd.(a)	43,108	540,360
Chukyo Bank Ltd. (The)	254,000	458,171
Daisan Bank Ltd. (The)	15,083	24,594
Daishi Bank Ltd. (The)	317,552	1,145,614
Ehime Bank Ltd. (The)	227,144	555,562
Eighteenth Bank Ltd. (The)	132,046	312,201
FIDEA Holdings Co., Ltd.	16,827	34,297
Fukui Bank Ltd. (The)	29,671	65,616
Higashi-Nippon Bank Ltd. (The)(a)	319,000	757,473
Higo Bank Ltd. (The)	157,000	920,000
Hokkoku Bank Ltd. (The)(a)	247,621	941,275
Hokuetsu Bank Ltd. (The)	328,003	728,710
Hyakugo Bank Ltd. (The)	223,000	918,135
Hyakujushi Bank Ltd. (The)	294,000	1,168,510
Juroku Bank Ltd. (The)	341,000	1,341,411
Kagoshima Bank Ltd. (The)	72,719	496,527
Keiyo Bank Ltd. (The)	155,684	818,680
Kiyo Holdings, Inc.	699,593	969,627
Michinoku Bank Ltd. (The)(a)	24,780	50,002
Mie Bank Ltd. (The)	11,389	23,561
Miyazaki Bank Ltd. (The)	197,000	604,301
Musashino Bank Ltd. (The)	18,905	690,695
Nanto Bank Ltd. (The)	190,000	764,841
Nishi-Nippon City Bank Ltd. (The)	579,000	1,575,470
North Pacific Bank Ltd.	67,615	284,586
Ogaki Kyoritsu Bank Ltd. (The)	364,423	1,051,024
Oita Bank Ltd. (The)	177,000	582,634
San-In Godo Bank Ltd. (The)	108,000	838,685
Senshu Ikeda Holdings, Inc.	277,140	1,429,124
Shiga Bank Ltd. (The)	136,923	777,234
Shikoku Bank Ltd. (The)	59,669	137,429
Tochigi Bank Ltd. (The)	20,843	80,080
Toho Bank Ltd. (The)	228,000	701,717
Tokyo Tomin Bank Ltd. (The)	6,543	75,349
TOMONY Holdings, Inc.	142,777	561,650
Towa Bank Ltd. (The)	352,000	326,441
Yachiyo Bank Ltd. (The)(a)	11,800	354,271
Yamagata Bank Ltd. (The)	112,000	496,510
Yamanashi Chuo Bank Ltd. (The)	138,066	574,073

Total Commercial Banks		28,015,722
Commercial Services & Supplies – 2.1%
Aeon Delight Co., Ltd.(a)	44,900	863,453
Daiseki Co., Ltd.	6,807	125,353
Itoki Corp.	33,500	174,797

KOKUYO Co., Ltd.	100,003	778,622
Kyodo Printing Co., Ltd.	84,049	244,973
Matsuda Sangyo Co., Ltd.	21,600	308,839
Moshi Moshi Hotline, Inc.(a)	100,100	1,169,066
NAC Co., Ltd.	10,800	176,542
Okamura Corp.	74,676	513,695
Sato Holdings Corp.(a)	21,938	448,262
Toppan Forms Co., Ltd.	99,700	973,377
Uchida Yoko Co., Ltd.	70,000	198,318

Total Commercial Services & Supplies		5,975,297
Communications Equipment – 0.3%
Denki Kogyo Co., Ltd.	34,000	216,907
Hitachi Kokusai Electric, Inc.	65,948	792,384

Total Communications Equipment		1,009,291
Computers & Peripherals – 0.4%
Eizo Corp.(a)	21,408	552,845
Melco Holdings, Inc.(a)	25,662	358,549
Roland DG Corp.(a)	8,200	222,538

Total Computers & Peripherals		1,133,932
Construction & Engineering – 3.9%
Asunaro Aoki Construction Co., Ltd.	43,000	259,424
COMSYS Holdings Corp.	71,313	994,203
Kandenko Co., Ltd.	183,138	1,108,627
Kitano Construction Corp.	104,651	239,964
Kyowa Exeo Corp.	74,566	878,454
Kyudenko Corp.	18,890	101,645
Maeda Corp.	92,087	566,834
Maeda Road Construction Co., Ltd.	40,694	675,572
Nippo Corp.	35,358	606,086
Nippon Densetsu Kogyo Co., Ltd.	26,000	282,721
Nippon Koei Co., Ltd.	67,000	290,874
Nippon Road Co., Ltd. (The)(a)	40,291	242,259
Nishimatsu Construction Co., Ltd.	201,037	583,904
Okumura Corp.	139,853	607,158
Penta-Ocean Construction Co., Ltd.	51,593	144,066
Sumitomo Densetsu Co., Ltd.(a)	12,500	170,319
Taihei Dengyo Kaisha Ltd.	32,000	234,150
Taihei Kogyo Co., Ltd.	23,296	91,403
Taikisha Ltd.	23,365	557,665
Toda Corp.	86,549	296,361
Toenec Corp.	76,000	453,096
Tokyo Energy & Systems Inc.	37,000	198,339
Toshiba Plant Systems & Services Corp.	33,000	547,169
Totetsu Kogyo Co., Ltd.	14,979	335,988
Toyo Engineering Corp.	76,554	331,571
Yurtec Corp.	96,000	314,048

Total Construction & Engineering		11,111,900
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	226,404	911,384
Consumer Finance – 0.1%
Pocket Card Co., Ltd.(a)	35,300	301,826

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

Containers & Packaging – 1.0%
Fuji Seal International, Inc.	19,805	$599,650
Hokkan Holdings Ltd.	68,000	211,363
Nihon Yamamura Glass Co., Ltd.	127,000	239,439
Pack Corp. (The)	21,200	388,027
Rengo Co., Ltd.	218,000	1,201,916
Tomoku Co., Ltd.	73,000	226,160

Total Containers & Packaging		2,866,555
Distributors – 0.9%
Arata Corp.	59,303	217,570
Chori Co., Ltd.	23,900	271,577
Doshisha Co., Ltd.	31,700	453,572
Happinet Corp.	18,900	145,229
Paltac Corp.	66,457	917,022
Sankyo Seiko Co., Ltd.	80,974	282,223
Yondoshi Holdings, Inc.	14,100	195,424

Total Distributors		2,482,617
Diversified Consumer Services – 0.3%
Meiko Network Japan Co., Ltd.	22,586	285,418
Riso Kyoiku Co., Ltd.(a)	45,140	354,220
Studio Alice Co., Ltd.	18,460	242,308

Total Diversified Consumer Services		881,946
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	10,000	345,478
Electrical Equipment – 2.5%
Daihen Corp.	77,000	308,392
Denyo Co., Ltd.	13,600	170,199
Fujikura Ltd.(a)	149,715	579,788
Furukawa Electric Co., Ltd.	262,000	603,434
GS Yuasa Corp.(a)	184,000	1,068,841
IDEC Corp.(a)	41,136	386,102
Kyosan Electric Manufacturing Co., Ltd.	75,000	269,045
Nidec Corp.	8,762	723,283
Nippon Carbon Co., Ltd.(a)	126,000	252,963
Nippon Signal Co., Ltd. (The)	35,400	271,295
Nissin Electric Co., Ltd.	59,765	320,980
Nitto Kogyo Corp.	29,200	487,138
Sanyo Denki Co., Ltd.	32,000	238,064
Takaoka Toko Holdings Co., Ltd.(a)	14,730	256,246
Tatsuta Electric Wire and Cable Co., Ltd.(a)	26,120	199,643
Ushio, Inc.	76,875	951,879

Total Electrical Equipment		7,087,292
Electronic Equipment, Instruments & Components – 4.8%
Ai Holdings Corp.	45,000	536,102
Amano Corp.	67,835	701,682
Azbil Corp.	70,854	1,645,618
Canon Electronics, Inc.	46,700	861,422
Citizen Holdings Co., Ltd.	159,100	1,115,524
Daiwabo Holdings Co., Ltd.	68,396	126,162
Elematec Corp.	17,700	243,155
Enplas Corp.(a)	5,341	338,558

Fuji Electronics Co., Ltd.	23,600	310,979
Hakuto Co., Ltd.(a)	24,934	240,637
HORIBA Ltd.	21,400	801,478
ITC Networks Corp.	55,300	526,372
Japan Aviation Electronics Industry Ltd.(a)	27,000	311,755
Kaga Electronics Co., Ltd.	36,800	314,652
Kanematsu Electronics Ltd.	37,587	489,158
KOA Corp.	14,747	145,929
Macnica, Inc.(a)	11,600	308,427
Nichicon Corp.(a)	30,082	331,400
Nidec Copal Electronics Corp.	65,500	340,433
Nohmi Bosai Ltd.	58,265	489,277
Ohara Inc.	19,800	128,334
OPTEX Co., Ltd.	11,300	170,551
Panasonic Industrial Devices Sunx Co., Ltd.	42,528	184,631
Ryoden Trading Co., Ltd.	68,723	476,246
Ryosan Co., Ltd.	36,800	672,432
Sanshin Electronics Co., Ltd.	37,000	230,013
SIIX Corp.	22,600	297,341
Star Micronics Co., Ltd.	48,034	470,917
Taiyo Yuden Co., Ltd.(a)	25,000	325,350
Tomen Electronics Corp.(a)	11,019	122,065
Topcon Corp.	20,900	324,602
UKC Holdings Corp.(a)	11,600	217,637

Total Electronic Equipment, Instruments & Components		13,798,839
Energy Equipment & Services – 0.5%
Modec, Inc.	22,504	705,221
Shinko Plantech Co., Ltd.	63,308	529,045
Toyo Kanetsu K.K.	64,558	193,427

Total Energy Equipment & Services		1,427,693
Food & Staples Retailing – 3.7%
Ain Pharmaciez, Inc.	8,108	344,151
Arcs Co., Ltd.	40,194	746,328
Belc Co., Ltd.	18,100	329,443
Cawachi Ltd.	18,700	370,665
Create SD Holdings Co., Ltd.	11,300	413,422
Heiwado Co., Ltd.	33,763	525,756
Izumiya Co., Ltd.	17,970	83,326
Kasumi Co., Ltd.	56,179	353,820
Kato Sangyo Co., Ltd.	31,016	664,098
Maruetsu, Inc. (The)	97,000	316,331
Matsumotokiyoshi Holdings Co., Ltd.	34,000	1,100,127
Mitsubishi Shokuhin Co., Ltd.	32,500	890,955
S Foods, Inc.	38,500	354,298
San-A Co., Ltd.	14,200	400,133
Tsuruha Holdings, Inc.	9,281	819,093
UNY Group Holdings Co., Ltd.	263,400	1,699,182
Valor Co., Ltd.	30,691	465,096
Welcia Holdings Co., Ltd.	7,600	401,977
Yokohama Reito Co., Ltd.	47,828	394,322

Total Food & Staples Retailing		10,672,523

See Notes to Financial Statements.

66	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

Food Products – 4.2%
Ariake Japan Co., Ltd.	25,728	$637,661
Ezaki Glico Co., Ltd.	43,726	414,422
Fuji Oil Co., Ltd.	52,300	908,754
Fujicco Co., Ltd.	34,000	419,608
Hokuto Corp.(a)	40,591	735,912
Itoham Foods, Inc.	103,000	429,320
J-Oil Mills, Inc.	146,981	468,841
Kagome Co., Ltd.(a)	44,900	763,700
Kyokuyo Co., Ltd.	84,000	243,118
Marudai Food Co., Ltd.	170,000	550,930
Maruha Nichiro Holdings, Inc.	262,321	497,240
Mitsui Sugar Co., Ltd.	68,492	215,684
Morinaga & Co., Ltd.	304,439	654,641
Morinaga Milk Industry Co., Ltd.	239,411	756,356
Nichirei Corp.	211,096	1,148,793
Nippon Beet Sugar Manufacturing Co., Ltd.	190,000	354,344
Nippon Flour Mills Co., Ltd.	153,766	772,552
Nisshin Oillio Group Ltd. (The)(a)	183,477	637,612
Rock Field Co., Ltd.	12,100	239,719
Sakata Seed Corp.	29,800	411,202
Showa Sangyo Co., Ltd.(a)	173,000	535,969
Starzen Co., Ltd.	107,000	300,963
Yonekyu Corp.	7,420	58,301

Total Food Products		12,155,642
Gas Utilities – 0.5%
Hokkaido Gas Co., Ltd.(a)	99,000	264,336
Saibu Gas Co., Ltd.	353,362	860,673
Shizuoka Gas Co., Ltd.	43,892	298,801

Total Gas Utilities		1,423,810
Health Care Equipment & Supplies – 1.1%
EIKEN CHEMICAL Co., Ltd.(a)	12,835	239,761
Hogy Medical Co., Ltd.	10,000	554,395
Mani, Inc.	7,800	269,075
Nagaileben Co., Ltd.	25,726	417,646
Nihon Kohden Corp.	21,783	891,300
Nikkiso Co., Ltd.(a)	25,000	263,185
Paramount Bed Holdings Co., Ltd.	13,896	435,467

Total Health Care Equipment & Supplies		3,070,829
Health Care Providers & Services – 0.7%
BML, Inc.	11,500	376,790
Nichii Gakkan Co.	51,200	512,391
Ship Healthcare Holdings, Inc.	12,197	475,450
Toho Holdings Co., Ltd.	25,400	463,348
Vital Ksk Holdings, Inc.	41,084	311,924

Total Health Care Providers & Services		2,139,903
Hotels, Restaurants & Leisure – 2.8%
Aeon Fantasy Co., Ltd.(a)	10,200	138,668
Doutor Nichires Holdings Co., Ltd.	36,853	646,735
Fuji Kyuko Co., Ltd.(a)	41,157	344,775
Ichibanya Co., Ltd.	8,938	373,460
Kyoritsu Maintenance Co., Ltd.(a)	14,825	608,108

MOS Food Services, Inc.(a)	14,900	293,824
Plenus Co., Ltd.	45,068	868,521
Resorttrust, Inc.	31,754	1,139,099
Round One Corp.	101,337	585,560
Saizeriya Co., Ltd.(a)	28,500	382,517
St. Marc Holdings Co., Ltd.	8,759	442,748
Tokyo Dome Corp.	42,000	328,296
Tokyotokeiba Co., Ltd.(a)	113,424	549,059
Toridoll.Corp.	20,575	203,601
Watami Co., Ltd.(a)	24,229	407,911
Zensho Holdings Co., Ltd.(a)	63,519	737,306

Total Hotels, Restaurants & Leisure		8,050,188
Household Durables – 2.0%
Arnest One Corp.	51,785	1,219,092
Cleanup Corp.	34,800	305,708
Corona Corp.	29,186	328,668
Foster Electric Co., Ltd.(a)	11,000	228,015
France Bed Holdings Co., Ltd.	186,000	388,586
Fujitsu General Ltd.	37,000	426,089
JVCKENWOOD Corp.(a)	113,700	217,840
Misawa Homes Co., Ltd.	14,600	231,219
PanaHome Corp.	133,177	876,763
Pressance Corp.	7,100	219,603
Sanyo Housing Nagoya Co., Ltd.	20,800	238,471
Takamatsu Construction Group Co., Ltd.	22,200	400,222
TOA Corp.(a)	21,852	183,724
Token Corp.	7,600	421,340

Total Household Durables		5,685,340
Household Products – 0.8%
Lion Corp.	188,013	1,145,802
Pigeon Corp.(a)	20,694	1,016,510

Total Household Products		2,162,312
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	115,000	948,127
Internet & Catalog Retail – 0.9%
ASKUL Corp.	33,365	774,238
Belluna Co., Ltd.	74,884	382,338
Senshukai Co., Ltd.	35,576	320,501
Start Today Co., Ltd.(a)	40,401	1,138,433

Total Internet & Catalog Retail		2,615,510
Internet Software & Services – 0.6%
GMO Internet, Inc.(a)	69,472	903,402
Gurunavi, Inc.(a)	20,900	379,342
Internet Initiative Japan, Inc.	7,100	204,552
Macromill, Inc.	49,570	299,567

Total Internet Software & Services		1,786,863
IT Services – 1.9%
Ines Corp.(a)	24,910	153,585
Information Services International-Dentsu Ltd.	23,600	255,181
IT Holdings Corp.	47,600	601,033
NEC Fielding Ltd.	67,816	794,786

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	67

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

NEC Networks & System Integration Corp.	35,379	$856,307
NET One Systems Co., Ltd.(a)	125,758	952,236
Nihon Unisys, Ltd.	47,500	409,045
NS Solutions Corp.(a)	43,990	866,127
TKC Corp.	28,500	492,306

Total IT Services		5,380,606
Leisure Equipment & Products – 1.0%
Daikoku Denki Co., Ltd.	22,100	478,373
Dunlop Sports Co., Ltd.	40,620	514,555
Mars Engineering Corp.(a)	25,800	498,252
Mizuno Corp.(a)	100,616	602,927
Tamron Co., Ltd.(a)	23,966	529,023
TOMY Co., Ltd.(a)	85,477	394,610

Total Leisure Equipment & Products		3,017,740
Life Sciences Tools & Services – 0.1%
CMIC Holdings Co., Ltd.(a)	12,139	166,018
Machinery – 6.5%
Aida Engineering Ltd.	66,300	607,426
Anest Iwata Corp.	37,000	186,650
Asahi Diamond Industrial Co., Ltd.	53,600	531,494
Bando Chemical Industries Ltd.	73,787	292,516
Chugai Ro Co., Ltd.(a)	79,000	207,715
CKD Corp.	30,341	266,846
Daifuku Co., Ltd.(a)	61,204	661,783
Daiwa Industries Ltd.	24,000	151,154
Fujitec Co., Ltd.	60,561	761,603
Furukawa Co., Ltd.	146,000	331,801
Hitachi Koki Co., Ltd.	125,527	991,423
Hitachi Zosen Corp.	68,660	538,085
Iseki & Co., Ltd.	74,000	262,441
Kitz Corp.	45,689	206,270
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,568	303,352
Makino Milling Machine Co., Ltd.	44,578	315,283
Meidensha Corp.	109,000	398,787
Minebea Co., Ltd.(a)	239,000	1,217,834
Mitsuboshi Belting Co., Ltd.	31,092	165,085
Mitsui Engineering & Shipbuilding Co., Ltd.	310,404	635,834
Miura Co., Ltd.	24,524	675,550
Morita Holdings Corp.	34,395	265,345
Nachi-Fujikoshi Corp.	110,000	613,197
Nippon Sharyo Ltd.	73,438	434,828
Nippon Thompson Co., Ltd.	63,051	357,905
Nitta Corp.	15,000	320,102
Noritake Co., Ltd.	119,389	317,560
Obara Group, Inc.(a)	9,679	239,497
Oiles Corp.(a)	22,993	527,931
OKUMA Corp.(a)	70,852	615,194
Organo Corp.	4,465	22,570
OSG Corp.	46,800	817,957
Ryobi Ltd.	134,000	602,232
Shinmaywa Industries Ltd.	59,685	464,706
Sintokogio, Ltd.(a)	30,500	229,080
Sodick Co., Ltd.	45,700	221,223

Tadano Ltd.	30,000	384,306
Teikoku Sen-I Co., Ltd.	26,000	225,488
Tocalo Co., Ltd.	15,400	229,607
Torishima Pump Manufacturing Co., Ltd.(a)	23,500	230,629
Toshiba Machine Co., Ltd.	90,806	469,184
Tsubakimoto Chain Co.	91,228	635,923
Tsugami Corp.(a)	64,000	315,679
Tsukishima Kikai Co., Ltd.	19,000	200,601
Union Tool Co.	14,800	315,080

Total Machinery		18,764,756
Marine – 0.4%
Japan Transcity Corp.	75,000	263,694
Kawasaki Kisen Kaisha Ltd.(a)	346,000	811,007

Total Marine		1,074,701
Media – 1.8%
Asatsu-DK, Inc.	13,439	364,445
Avex Group Holdings, Inc.(a)	38,299	1,116,282
CyberAgent, Inc.(a)	35,200	972,865
Gakken Holdings Co., Ltd.(a)	37,789	116,689
Kadokawa Corp.(a)	13,300	469,651
Toei Co., Ltd.	65,313	394,707
TV Asahi Corp.	44,700	1,038,634
TV TOKYO Holdings Corp.	18,200	320,505
Zenrin Co., Ltd.	24,187	271,634

Total Media		5,065,412
Metals & Mining – 2.6%
Aichi Steel Corp.	147,480	807,101
Asahi Holdings, Inc.	46,600	783,592
Furukawa-Sky Aluminum Corp.(a)	367,632	1,232,621
Kurimoto Ltd.	72,000	214,257
Kyoei Steel Ltd.(a)	21,214	387,635
Mitsui Mining & Smelting Co., Ltd.	258,000	749,350
Neturen Co., Ltd.	32,900	319,193
Nippon Coke & Engineering Co., Ltd.	28,673	40,033
Nippon Denko Co., Ltd.	27,641	83,381
Nisshin Steel Holdings Co., Ltd.	29,661	392,961
Nittetsu Mining Co., Ltd.	72,000	402,099
OSAKA Titanium Technologies Co.(a)	14,700	315,348
Toho Zinc Co., Ltd.	97,967	315,491
Topy Industries Ltd.	188,000	415,755
Toyo Kohan Co., Ltd.	87,905	336,839
Yodogawa Steel Works Ltd.	122,035	538,509

Total Metals & Mining		7,334,165
Multiline Retail – 1.0%
Fuji Co., Ltd.	17,500	313,885
H2O Retailing Corp.	99,000	819,241
Izumi Co., Ltd.	39,600	1,154,201
Parco Co., Ltd.	63,427	638,633

Total Multiline Retail		2,925,960
Office Electronics – 0.5%
Riso Kagaku Corp.	19,520	456,544
Toshiba TEC Corp.	143,655	884,256

Total Office Electronics		1,340,800

See Notes to Financial Statements.

68	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 0.5%
Itochu Enex Co., Ltd.	142,281	$739,499
Nippon Gas Co., Ltd.	21,600	260,851
San-Ai Oil Co., Ltd.	8,916	38,617
Sinanen Co., Ltd.	130,771	510,423

Total Oil, Gas & Consumable Fuels		1,549,390
Paper & Forest Products – 0.6%
Daiken Corp.	99,560	284,095
Daio Paper Corp.	29,478	181,750
Hokuetsu Kishu Paper Co., Ltd.(a)	188,632	891,977
Tokushu Tokai Paper Co., Ltd.	142,000	298,110

Total Paper & Forest Products		1,655,932
Personal Products – 1.4%
Fancl Corp.(a)	68,107	829,431
Kose Corp.	33,904	981,272
Mandom Corp.	17,453	610,077
Noevir Holdings Co., Ltd.	33,100	566,031
Pola Orbis Holdings, Inc.	27,459	985,026

Total Personal Products		3,971,837
Pharmaceuticals – 2.5%
Fuji Pharma Co., Ltd.	9,300	164,628
Fuso Pharmaceutical Industries Ltd.	6,911	22,608
Kaken Pharmaceutical Co., Ltd.	98,261	1,491,064
KYORIN Holdings, Inc.	53,085	1,133,382
Mochida Pharmaceutical Co., Ltd.	17,611	1,154,025
Nichi-Iko Pharmaceutical Co., Ltd.	21,200	494,757
Nippon Shinyaku Co., Ltd.	28,000	482,813
Sawai Pharmaceutical Co., Ltd.(a)	16,224	1,139,193
Towa Pharmaceutical Co., Ltd.(a)	10,900	541,528
ZERIA Pharmaceutical Co., Ltd.(a)	28,600	622,278

Total Pharmaceuticals		7,246,276
Professional Services – 0.8%
Meitec Corp.	46,000	1,325,738
Nihon M&A Center, Inc.	3,272	250,756
Nomura Co., Ltd.	29,000	287,266
Temp Holdings Co., Ltd.	13,800	348,498

Total Professional Services		2,212,258
Real Estate Management & Development –0.9%
Airport Facilities Co., Ltd.	58,719	550,537
Daikyo, Inc.	173,000	551,837
Heiwa Real Estate Co., Ltd.	22,568	414,906
Jowa Holdings Co., Ltd.(a)	18,000	534,176
Relo Holdings, Inc.	11,740	524,636

Total Real Estate Management & Development		2,576,092
Road & Rail – 2.5%
Fukuyama Transporting Co., Ltd.(a)	155,059	1,009,760
Hitachi Transport System Ltd.	53,500	744,775
Ichinen Holdings Co., Ltd.	25,000	175,287
Maruzen Showa Unyu Co., Ltd.	84,000	290,201

Nippon Konpo Unyu Soko Co., Ltd.(a)	55,060	964,006
Nishi-Nippon Railroad Co., Ltd.(a)	218,000	850,894
Sankyu, Inc.	186,532	615,912
Seino Holdings Corp.	88,560	902,522
Senko Co., Ltd.(a)	119,156	599,878
Sotetsu Holdings, Inc.(a)	240,000	922,089

Total Road & Rail		7,075,324
Semiconductors & Semiconductor Equipment – 0.9%
Axell Corp.(a)	22,400	442,864
Lasertec Corp.(a)	14,800	147,510
MegaChips Corp.	20,800	332,164
Mimasu Semiconductor Industry Co., Ltd.	12,127	106,779
Miraial Co., Ltd.	12,500	203,057
Sanken Electric Co., Ltd.(a)	41,000	209,335
Shinko Electric Industries Co., Ltd.(a)	86,453	905,719
Tokyo Seimitsu Co., Ltd.	9,800	179,571

Total Semiconductors & Semiconductor Equipment		2,526,999
Software – 1.3%
Capcom Co., Ltd.(a)	58,213	1,120,063
DTS Corp.(a)	20,491	324,515
Fuji Soft, Inc.(a)	6,156	116,501
Square Enix Holdings Co., Ltd.(a)	93,400	1,480,122
SRA Holdings, Inc.	26,400	300,254
Systena Corp.	41,000	315,465

Total Software		3,656,920
Specialty Retail – 4.5%
Adastria Holdings Co., Ltd.	20,339	967,981
Alpen Co., Ltd.	30,421	631,827
AOKI Holdings, Inc.	23,977	844,235
Arcland Sakamoto Co., Ltd.	15,072	225,485
Chiyoda Co., Ltd.	34,691	737,836
DCM Holdings Co., Ltd.	124,545	883,397
EDION Corp.(a)	64,339	321,941
Gulliver International Co., Ltd.	74,760	447,227
Honeys Co., Ltd.	26,690	291,312
Joshin Denki Co., Ltd.	40,000	343,643
Keiyo Co., Ltd.(a)	58,720	280,659
Kohnan Shoji Co., Ltd.(a)	37,300	409,397
Komeri Co., Ltd.(a)	28,437	698,427
Konaka Co., Ltd.	29,200	276,154
K's Holdings Corp.(a)	37,374	1,023,429
Pal Co., Ltd.	13,200	330,387
Right On Co., Ltd.	30,700	290,966
Shimachu Co., Ltd.	43,164	1,070,687
T-Gaia Corp.(a)	97,100	1,003,408
United Arrows Ltd.(a)	20,929	880,884
Xebio Co., Ltd.(a)	29,889	674,387
Yellow Hat Ltd.	13,600	254,883

Total Specialty Retail		12,888,552

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	69

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2013

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 2.0%
Descente Ltd.	41,776	$301,000
Fujibo Holdings, Inc.	99,000	223,979
Gunze Ltd.	9,834	26,758
Japan Vilene Co., Ltd.	68,000	353,427
Japan Wool Textile Co., Ltd. (The)	70,025	553,064
Komatsu Seiren Co., Ltd.	32,004	168,296
Kurabo Industries Ltd.	152,766	258,437
Onward Holdings Co., Ltd.	175,433	1,544,704
Sanyo Shokai Ltd.	132,260	343,708
Seiko Holdings Corp.	37,000	157,615
Seiren Co., Ltd.	46,711	317,040
Wacoal Holdings Corp.(a)	139,000	1,481,722

Total Textiles, Apparel & Luxury Goods		5,729,750
Trading Companies & Distributors – 3.0%
Daiichi Jitsugyo Co., Ltd.	44,000	193,264
Hanwa Co., Ltd.	220,114	1,040,845
Inaba Denki Sangyo Co., Ltd.	31,294	939,538
Inabata & Co., Ltd.	66,341	638,902
Iwatani Corp.	175,166	706,912
Japan Pulp & Paper Co., Ltd.	141,578	468,921
Kamei Corp.	29,200	221,994
Kanamoto Co., Ltd.	10,228	278,514
Kuroda Electric Co., Ltd.(a)	25,565	341,301
Mitani Corp.	14,700	287,633
Mitsui Matsushima Co., Ltd.	22,193	37,318
Nagase & Co., Ltd.	90,204	1,146,338
Nippon Steel Trading Co., Ltd.(a)	133,000	460,841
Onoken Co., Ltd.	15,000	184,815
Shinsho Corp.	110,000	236,535
Trusco Nakayama Corp.	21,100	431,784
Yamazen Corp.	78,406	508,990
Yuasa Trading Co., Ltd.	250,000	504,459

Total Trading Companies & Distributors		8,628,904
Transportation Infrastructure – 0.7%
Japan Airport Terminal Co., Ltd.	19,500	450,910
Mitsui-Soko Co., Ltd.(a)	77,090	429,740
Nissin Corp.	92,000	263,460
Sumitomo Warehouse Co., Ltd. (The)	114,538	712,032

Total Transportation Infrastructure		1,856,142
TOTAL COMMON STOCKS (Cost: $258,735,900)		283,816,863
EXCHANGE-TRADED FUNDS – 0.2%
WisdomTree Japan Hedged Equity Fund(b)
(Cost: $484,076)	10,781	516,733

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 18.4%
United States – 18.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $52,821,633)(d)	52,821,633	52,821,633
TOTAL INVESTMENTS IN SECURITIES – 117.7% (Cost: $312,041,609)(e)		337,155,229
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (17.7)%		(50,734,450)

NET ASSETS – 100.0%		$286,420,779
(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $48,624,619 and the total market value of the collateral held by the Fund was $52,821,633.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

70	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 97.4%
Australia – 22.9%
AGL Energy Ltd.	683	$9,848
Amcor Ltd.	22,835	223,340
AMP Ltd.	9,364	40,364
Aurizon Holdings Ltd.	12,324	53,930
Australia & New Zealand Banking Group Ltd.	39,642	1,140,930
BHP Billiton Ltd.	76,034	2,540,955
Brambles Ltd.	30,364	258,650
Caltex Australia Ltd.	4,490	77,628
Coca-Cola Amatil Ltd.	10,686	122,501
Commonwealth Bank of Australia	24,946	1,661,026
Computershare Ltd.	8,967	83,175
Crown Ltd.	14,834	215,687
CSL Ltd.	4,000	239,373
Insurance Australia Group Ltd.	25,990	142,652
Leighton Holdings Ltd.(a)	9,354	168,369
Macquarie Group Ltd.	3,556	159,303
National Australia Bank Ltd.	34,787	1,116,346
Origin Energy Ltd.	22,203	292,729
QBE Insurance Group Ltd.	458	6,283
Ramsay Health Care Ltd.	213	7,212
Rio Tinto Ltd.	10,203	589,019
Santos Ltd.	18,362	258,914
Sonic Healthcare Ltd.	7,563	114,492
Suncorp Group Ltd.	18,943	231,504
Sydney Airport Ltd.	51,267	188,393
Telstra Corp., Ltd.	483,344	2,246,195
Wesfarmers Ltd.	36,843	1,416,930
Wesfarmers Ltd. PPS(a)	188	7,316
Westpac Banking Corp.	52,036	1,592,519
Woodside Petroleum Ltd.	17,120	613,268
Woolworths Ltd.	28,392	929,177

Total Australia		16,748,028
China – 11.2%
Agricultural Bank of China Ltd. Class H	291,000	133,959
Bank of China Ltd. Class H	843,100	384,851
Bank of Communications Co., Ltd. Class H	211,787	155,662
China CITIC Bank Corp., Ltd. Class H	124,500	64,536
China Construction Bank Corp. Class H	3,858,100	2,970,008
China Life Insurance Co., Ltd. Class H	36,029	93,381
China Longyuan Power Group Corp. Class H	90,800	94,369
China Merchants Bank Co., Ltd. Class H	98,029	178,231
China Minsheng Banking Corp., Ltd. Class H	65,467	78,255
China National Building Material Co., Ltd. Class H(a)	119,100	114,414
China Pacific Insurance (Group) Co., Ltd. Class H	22,671	81,269
China Petroleum & Chemical Corp. Class H	1,149,020	899,344
China Shenhua Energy Co., Ltd. Class H	89,400	272,057
China Telecom Corp., Ltd. Class H	953,800	474,738
Dongfeng Motor Group Co., Ltd. Class H	136,000	206,583
Great Wall Motor Co., Ltd. Class H(a)	10,000	54,222
Guangzhou R&F Properties Co., Ltd. Class H	65,500	102,366

Industrial & Commercial Bank of China, Ltd. Class H	1,183,900	825,890
PetroChina Co., Ltd. Class H	718,000	792,516
PICC Property & Casualty Co., Ltd. Class H	134,966	183,084
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	31,401
Sinopharm Group Co., Ltd. Class H	15,100	37,890

Total China		8,229,026
Hong Kong – 21.3%
AIA Group Ltd.	46,325	217,732
Bank of East Asia Ltd.	17,800	75,399
Beijing Enterprises Holdings Ltd.	13,000	93,873
BOC Hong Kong Holdings Ltd.	160,109	514,073
Cathay Pacific Airways Ltd.	55,000	107,799
Cheung Kong Holdings Ltd.	21,277	324,019
China Merchants Holdings International Co., Ltd.(a)	44,592	162,150
China Mobile Ltd.	571,030	6,380,244
China Overseas Land & Investment Ltd.	45,065	132,781
China Resources Power Holdings Co., Ltd.	66,218	157,452
China Unicom Hong Kong Ltd.	249,948	389,982
CLP Holdings Ltd.	69,366	564,846
CNOOC Ltd.	1,077,262	2,191,988
Fosun International Ltd.	177,500	139,846
Guangdong Investment Ltd.	148,000	127,100
Hang Lung Group Ltd.	13,000	69,399
Hang Lung Properties Ltd.	20,000	68,084
Hang Seng Bank Ltd.(a)	14,103	230,045
Henderson Land Development Co., Ltd.	23,700	146,384
HKT Trust and HKT Ltd.	210,030	197,162
Hong Kong & China Gas Co., Ltd.	109,326	263,054
Hutchison Whampoa Ltd.	78,027	934,696
Hysan Development Co., Ltd.	12,000	53,461
Lenovo Group Ltd.	86,000	89,935
MTR Corp., Ltd.	108,265	428,584
New World Development Co., Ltd.	11,557	17,376
Power Assets Holdings Ltd.	49,579	443,677
Sino Land Co., Ltd.	96,924	142,727
SJM Holdings Ltd.	110,432	310,428
Sun Art Retail Group Ltd.	111,500	159,878
Sun Hung Kai Properties Ltd.	12,534	170,511
Swire Properties Ltd.	28,200	79,089
Techtronic Industries Co., Ltd.	8,500	22,140
Wharf Holdings Ltd.	20,350	176,337
Wheelock & Co., Ltd.	9,000	47,755

Total Hong Kong		15,630,006
India – 0.2%
Infosys Ltd. ADR	3,630	174,639
Indonesia – 3.3%
PT Astra International Tbk	810,461	451,423
PT Bank Central Asia Tbk	181,500	156,736
PT Bank Danamon Indonesia TbK	51,848	17,798
PT Bank Mandiri Persero Tbk	234,300	160,854
PT Bank Rakyat Indonesia Persero Tbk	204,000	127,720

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	71

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2013

Investments	Shares	Value

PT Charoen Pokphand Indonesia Tbk	61,953	$18,190
PT Gudang Garam Tbk	14,800	44,732
PT Indocement Tunggal Prakarsa Tbk	50,500	78,497
PT Indofood CBP Sukses Makmur Tbk	41,500	36,734
PT Indofood Sukses Makmur Tbk	153,500	93,452
PT Kalbe Farma Tbk	352,000	35,869
PT Perusahaan Gas Negara Persero Tbk	633,400	284,428
PT Semen Indonesia Persero Tbk	153,300	172,098
PT Telekomunikasi Indonesia Persero Tbk	2,290,000	415,285
PT Unilever Indonesia Tbk	117,500	305,926

Total Indonesia		2,399,742
Malaysia – 6.6%
AMMB Holdings Bhd	46,500	105,854
Astro Malaysia Holdings Bhd	7,300	6,540
Axiata Group Bhd	153,400	323,790
British American Tobacco Malaysia Bhd	9,000	177,266
CIMB Group Holdings Bhd	41,100	94,822
DiGi.Com Bhd	202,700	302,231
Felda Global Ventures Holdings Bhd	73,700	94,965
Genting Bhd	22,800	72,747
Genting Malaysia Bhd	114,000	147,593
IOI Corp. Bhd	138,200	227,259
Kuala Lumpur Kepong Bhd	6,600	45,762
Malayan Banking Bhd	182,900	552,151
Maxis Bhd	282,300	606,259
Nestle (Malaysia) Bhd	4,500	93,879
Petronas Chemicals Group Bhd	206,600	434,180
Petronas Dagangan Bhd	28,400	252,677
Petronas Gas Bhd	30,200	203,835
PPB Group Bhd	21,800	95,105
Public Bank Bhd	40,700	221,512
Sime Darby Bhd	110,400	321,767
Telekom Malaysia Bhd	69,000	110,925
Tenaga Nasional Bhd	98,800	273,712
YTL Corp. Bhd	216,900	102,478

Total Malaysia		4,867,309
Philippines – 1.8%
Aboitiz Equity Ventures, Inc.	118,260	122,226
Aboitiz Power Corp.	178,500	129,140
Alliance Global Group, Inc.	108,100	58,345
Globe Telecom, Inc.	3,715	136,518
JG Summit Holdings, Inc.	30,579	27,110
Manila Electric Co.	26,240	172,362
Philippine Long Distance Telephone Co.	6,515	445,606
SM Investments Corp.	8,106	145,215
Universal Robina Corp.	23,860	67,404

Total Philippines		1,303,926
Singapore – 6.3%
City Developments Ltd.	5,000	40,845
DBS Group Holdings Ltd.	29,017	379,724
Global Logistic Properties Ltd.	7,000	16,123
Hutchison Port Holdings Trust Class U	506,995	395,456

Jardine Cycle & Carriage Ltd.	6,676	202,980
Keppel Corp., Ltd.	59,235	491,914
Oversea-Chinese Banking Corp., Ltd.	34,517	283,343
SembCorp Industries Ltd.	58,116	245,016
SembCorp Marine Ltd.(a)	55,757	201,298
Singapore Airlines Ltd.	557	4,635
Singapore Exchange Ltd.	1,869	10,814
Singapore Press Holdings Ltd.(a)	60,000	196,533
Singapore Technologies Engineering Ltd.	82,625	274,594
Singapore Telecommunications Ltd.	500,577	1,488,067
StarHub Ltd.	64,000	218,817
United Overseas Bank Ltd.	11,574	190,663

Total Singapore		4,640,822
South Korea – 6.6%
E-Mart Co., Ltd.	474	106,737
Hana Financial Group, Inc.	1,890	64,807
Hanwha Life Insurance Co., Ltd.	16,260	105,155
Hyundai Glovis Co., Ltd.	460	90,102
Hyundai Mobis	659	175,378
Hyundai Motor Co.	1,645	384,204
Hyundai Steel Co.	2,596	199,771
Industrial Bank of Korea	240	2,657
Kangwon Land, Inc.	5,240	138,963
KB Financial Group, Inc.	102	3,569
Kia Motors Corp.	4,047	245,906
Korea Zinc Co., Ltd.	489	147,882
KT Corp. ADR	17,235	289,031
KT Corp.	1,100	36,797
KT&G Corp.	3,048	218,388
LG Chem Ltd.	378	108,158
LG Corp.	1,033	63,633
LG Electronics, Inc.	724	47,967
LG Household & Health Care Ltd.	66	33,471
Lotte Shopping Co., Ltd.	47	16,641
NAVER Corp.	36	18,659
POSCO	873	259,542
Samsung Electro-Mechanics Co., Ltd.	699	56,132
Samsung Electronics Co., Ltd.	511	649,998
Samsung Fire & Marine Insurance Co., Ltd.	363	83,262
Samsung Heavy Industries Co., Ltd.	4,160	166,450
Samsung Life Insurance Co., Ltd.	1,461	142,066
Samsung SDI Co., Ltd.	18	3,140
Shinhan Financial Group Co., Ltd.	104	4,224
SK Holdings Co., Ltd.	779	140,625
SK Innovation Co., Ltd.	627	85,181
SK Telecom Co., Ltd. ADR	18,733	425,239
SK Telecom Co., Ltd.	650	132,156
S-Oil Corp.	1,250	90,609
Woori Finance Holdings Co., Ltd.	8,360	97,239

Total South Korea		4,833,739
Taiwan – 11.6%
Advanced Semiconductor Engineering, Inc.	76,175	73,426
Asustek Computer, Inc.	20,740	165,193

See Notes to Financial Statements.

72	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

September 30, 2013

Investments	Shares	Value

Cathay Financial Holding Co., Ltd.	20,529	$29,231
Cheng Shin Rubber Industry Co., Ltd.	53,948	141,224
China Steel Corp.	174,469	153,126
Chunghwa Telecom Co., Ltd.	270,000	864,782
CTBC Financial Holding Co., Ltd.	80,250	52,384
Delta Electronics, Inc.	63,000	305,763
Far Eastern New Century Corp.	111,707	123,166
Far EasTone Telecommunications Co., Ltd.	71,000	176,978
First Financial Holding Co., Ltd.	60,705	36,340
Formosa Chemicals & Fibre Corp.	165,830	440,837
Formosa Petrochemical Corp.	126,000	331,119
Formosa Plastics Corp.	184,840	476,994
Fubon Financial Holding Co., Ltd.	102,803	142,207
Hon Hai Precision Industry Co., Ltd.	161,865	415,516
HTC Corp.	83,450	372,557
Hua Nan Financial Holdings Co., Ltd.	29,527	16,877
MediaTek, Inc.	22,000	271,959
Mega Financial Holding Co., Ltd.	55,128	45,214
Nan Ya Plastics Corp.	225,230	473,816
President Chain Store Corp.	24,000	173,301
Quanta Computer, Inc.	166,000	359,881
Taiwan Cement Corp.	185,000	267,799
Taiwan Mobile Co., Ltd.	100,100	355,481
Taiwan Semiconductor Manufacturing Co., Ltd.	533,000	1,811,699
Uni-President Enterprises Corp.	88,773	165,434
United Microelectronics Corp.	450,000	192,529
Yuanta Financial Holding Co., Ltd.	77,000	39,455

Total Taiwan		8,474,288
Thailand – 5.6%
Advanced Info Service PCL	86,600	705,978
Airports of Thailand PCL NVDR	13,182	79,438
Bangkok Bank PCL NVDR	23,100	144,744
Central Pattana PCL NVDR	26,278	36,964
Charoen Pokphand Foods PCL	364,000	279,284
CP ALL PCL	102,500	115,509
PTT Exploration & Production PCL	134,213	701,529
PTT Global Chemical PCL	205,294	488,951
PTT PCL	61,600	622,302
Shin Corp. PCL NVDR	80,485	212,277
Siam Cement PCL NVDR	27,471	374,126
Siam Commercial Bank PCL	29,800	140,997
Total Access Communication PCL NVDR	66,000	223,657

Total Thailand		4,125,756
TOTAL COMMON STOCKS (Cost: $63,479,435)		71,427,281
EXCHANGE-TRADED NOTES – 2.1%
United States – 2.1%
iPath MSCI India Index ETN*(a) (Cost: $1,617,106)	30,453	1,541,227

RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 10/11/13*†
(Cost: $0)	1,456	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.0%
United States – 3.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $2,211,001)(c)	2,211,001	2,211,001
TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $67,307,542)(d)		75,179,509
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.5)%		(1,846,781)

NET ASSETS – 100.0%		$73,332,728

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depositary Receipt

PPS – Price Protected Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $2,135,663 and the total market value of the collateral held by the Fund was $2,211,001.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	73

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 99.2%
Air Freight & Logistics – 2.5%
Toll Holdings Ltd.	265,420	$1,446,894
Beverages – 2.3%
Coca-Cola Amatil Ltd.	84,839	972,570
Treasury Wine Estates Ltd.	81,039	334,928

Total Beverages		1,307,498
Biotechnology – 0.5%
CSL Ltd.	5,258	314,655
Capital Markets – 1.8%
Macquarie Group Ltd.	23,329	1,045,098
Chemicals – 4.8%
DuluxGroup Ltd.	212,751	1,050,365
Incitec Pivot Ltd.	367,773	925,053
Orica Ltd.	43,021	806,949

Total Chemicals		2,782,367
Commercial Banks – 11.5%
Australia & New Zealand Banking Group Ltd.	54,468	1,567,634
Commonwealth Bank of Australia	22,959	1,528,722
National Australia Bank Ltd.	56,983	1,828,636
Westpac Banking Corp.	56,541	1,730,391

Total Commercial Banks		6,655,383
Commercial Services & Supplies – 4.9%
Brambles Ltd.	64,887	552,727
Downer EDI Ltd.	178,977	749,739
Mineral Resources Ltd.	147,804	1,506,424

Total Commercial Services & Supplies		2,808,890
Construction & Engineering – 1.8%
Leighton Holdings Ltd.(a)	58,496	1,052,911
Construction Materials – 3.0%
Adelaide Brighton Ltd.	363,480	1,254,127
Boral Ltd.	110,972	498,069

Total Construction Materials		1,752,196
Containers & Packaging – 1.2%
Amcor Ltd.	71,394	698,277
Diversified Consumer Services – 1.5%
Navitas Ltd.	146,045	848,033
Diversified Telecommunication Services – 3.6%
Telstra Corp., Ltd.	329,230	1,529,996
TPG Telecom Ltd.	137,551	558,198

Total Diversified Telecommunication Services		2,088,194
Energy Equipment & Services – 2.2%
WorleyParsons Ltd.	54,740	1,244,810
Food & Staples Retailing – 8.1%
Metcash Ltd.	489,513	1,464,701
Wesfarmers Ltd.	28,589	1,099,493
Wesfarmers Ltd. PPS(a)	28,450	1,107,182

Woolworths Ltd.	31,227	1,021,958

Total Food & Staples Retailing		4,693,334
Food Products – 1.1%
GrainCorp Ltd. Class A(a)	54,886	633,816
Gas Utilities – 0.9%
Envestra Ltd.	524,262	536,781
Health Care Equipment & Supplies – 2.1%
Ansell Ltd.	21,858	426,752
Cochlear Ltd.(a)	13,677	773,459

Total Health Care Equipment & Supplies		1,200,211
Health Care Providers & Services – 3.5%
Primary Health Care Ltd.	128,469	579,002
Ramsay Health Care Ltd.	13,709	464,161
Sonic Healthcare Ltd.	63,766	965,319

Total Health Care Providers & Services		2,008,482
Hotels, Restaurants & Leisure – 9.5%
Aristocrat Leisure Ltd.	91,396	394,824
Crown Ltd.	50,707	737,281
Echo Entertainment Group Ltd.	119,661	311,051
Flight Centre Ltd.	19,404	876,341
TABCORP Holdings Ltd.	538,944	1,652,921
Tatts Group Ltd.	512,981	1,486,954

Total Hotels, Restaurants & Leisure		5,459,372
Insurance – 6.5%
AMP Ltd.	231,126	996,287
Insurance Australia Group Ltd.	207,007	1,136,208
QBE Insurance Group Ltd.	45,193	619,920
Suncorp Group Ltd.	83,250	1,017,406

Total Insurance		3,769,821
Internet Software & Services – 1.5%
carsales.com Ltd.	80,817	865,252
IT Services – 0.8%
Computershare Ltd.	52,080	483,078
Media – 3.3%
REA Group Ltd.	10,887	384,698
Seven West Media Ltd.	678,437	1,522,493

Total Media		1,907,191
Metals & Mining – 4.4%
BHP Billiton Ltd.	26,705	892,446
Iluka Resources Ltd.	76,639	821,238
Rio Tinto Ltd.	13,964	806,141

Total Metals & Mining		2,519,825
Multiline Retail – 1.8%
Harvey Norman Holdings Ltd.(a)	352,015	1,046,702
Multi-Utilities – 1.9%
AGL Energy Ltd.	77,718	1,120,574
Oil, Gas & Consumable Fuels – 6.0%
Beach Energy Ltd.	408,904	510,431
Caltex Australia Ltd.	20,925	361,774

See Notes to Financial Statements.

74	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

September 30, 2013

Investments	Shares	Value

Origin Energy Ltd.	74,446	$981,511
Santos Ltd.	45,412	640,334
Woodside Petroleum Ltd.	26,863	962,280

Total Oil, Gas & Consumable Fuels		3,456,330
Professional Services – 2.8%
ALS Ltd./Queensland(a)	107,120	1,051,706
Seek Ltd.	51,759	574,959

Total Professional Services		1,626,665
Road & Rail – 0.8%
Aurizon Holdings Ltd.	106,762	467,194
Transportation Infrastructure – 2.6%
Qube Holdings Ltd.	204,772	392,518
Sydney Airport Ltd.	297,442	1,093,023

Total Transportation Infrastructure		1,485,541
TOTAL COMMON STOCKS (Cost: $49,773,937)		57,325,375
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.5%
United States – 9.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $5,480,581)(c)	5,480,581	5,480,581
TOTAL INVESTMENTS IN SECURITIES – 108.7% (Cost: $55,254,518)(d)		62,805,956
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (8.7)%		(5,033,131)

NET ASSETS – 100.0%		$57,772,825

PPS – Price Protected Shares

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2)

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $5,203,922 and the total market value of the collateral held by the Fund was $5,480,581.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	75

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 12.2%
Amcor Ltd.	53,253	$520,847
AMP Ltd.	83,235	358,791
Australia & New Zealand Banking Group Ltd.	125,094	3,600,309
BHP Billiton Ltd.	92,643	3,096,006
Brambles Ltd.	29,356	250,063
Commonwealth Bank of Australia	73,724	4,908,904
Macquarie Group Ltd.	11,650	521,899
National Australia Bank Ltd.	126,142	4,048,010
Origin Energy Ltd.	17,165	226,307
Rio Tinto Ltd.	15,171	875,821
Santos Ltd.	29,178	411,426
Suncorp Group Ltd.	51,889	634,141
Telstra Corp., Ltd.	710,220	3,300,532
Wesfarmers Ltd.	59,406	2,284,671
Westpac Banking Corp.	166,325	5,090,239
Woodside Petroleum Ltd.	23,032	825,047
Woolworths Ltd.	44,195	1,446,358

Total Australia		32,399,371
Austria – 0.2%
Erste Group Bank AG	7,615	240,796
OMV AG	4,970	245,559

Total Austria		486,355
Belgium – 0.9%
Anheuser-Busch InBev N.V.	20,012	1,993,228
Solvay S.A.	2,568	385,334

Total Belgium		2,378,562
Denmark – 0.4%
Novo Nordisk A/S Class B	5,907	1,003,503
Finland – 0.8%
Fortum Oyj	45,273	1,020,989
Kone Oyj Class B(a)	9,693	865,326
Sampo Class A	5,891	253,265

Total Finland		2,139,580
France – 12.6%
Air Liquide S.A.	6,321	880,884
Alstom S.A.	6,891	245,606
AXA S.A.	72,420	1,678,788
BNP Paribas S.A.	23,106	1,563,873
Carrefour S.A.	29,434	1,011,025
Casino Guichard Perrachon S.A.	4,890	504,196
Christian Dior S.A.	1,393	273,323
Cie Generale des Etablissements Michelin	2,613	289,935
Compagnie de Saint-Gobain	14,331	710,107
Danone	13,243	997,425
EDF S.A.	81,167	2,568,802
GDF Suez	135,802	3,413,695
Hermes International	1,072	386,141
Kering	2,408	539,951
L'Oreal S.A.	6,746	1,159,273
LVMH Moet Hennessy Louis Vuitton S.A.	7,002	1,380,035

Natixis	53,104	254,327
Orange S.A.	153,075	1,920,630
Pernod-Ricard S.A.	5,186	644,369
Renault S.A.	3,161	252,155
Safran S.A.	8,505	524,235
Sanofi	33,773	3,427,392
Schneider Electric S.A.	11,194	947,199
Societe Generale S.A.	6,309	314,535
Total S.A.(a)	91,235	5,297,546
Unibail-Rodamco SE	1,029	255,459
Vinci S.A.	16,506	960,094
Vivendi S.A.	47,434	1,091,875

Total France		33,492,875
Germany – 9.3%
Adidas AG	6,009	652,191
Allianz SE	12,096	1,902,631
BASF SE	21,713	2,083,880
Bayer AG	14,702	1,734,604
Bayerische Motoren Werke AG	14,864	1,598,989
Continental AG	1,807	306,490
Daimler AG	30,794	2,401,850
Deutsche Bank AG	9,962	457,683
Deutsche Boerse AG	6,543	492,534
Deutsche Post AG	46,918	1,557,915
Deutsche Telekom AG	187,549	2,720,280
E.ON SE	77,908	1,386,802
Fresenius Medical Care AG & Co. KGaA	1,000	65,097
Linde AG	3,966	785,960
Muenchener Rueckversicherungs AG	7,340	1,435,226
RWE AG	11,246	382,710
SAP AG	16,872	1,248,597
Siemens AG	21,328	2,571,221
Volkswagen AG	4,216	956,777

Total Germany		24,741,437
Hong Kong – 6.4%
BOC Hong Kong Holdings Ltd.	361,856	1,161,836
Cheung Kong Holdings Ltd.	73,000	1,111,687
China Mobile Ltd.	557,986	6,234,501
China Overseas Land & Investment Ltd.	86,000	253,393
China Resources Power Holdings Co., Ltd.	26,000	61,822
China Unicom Hong Kong Ltd.	201,522	314,425
CLP Holdings Ltd.	93,500	761,368
CNOOC Ltd.	1,138,529	2,316,653
Hang Seng Bank Ltd.	60,095	980,254
Hong Kong Exchanges and Clearing Ltd.	31,700	508,090
Hutchison Whampoa Ltd.	95,000	1,138,018
Power Assets Holdings Ltd.	57,500	514,561
Sun Hung Kai Properties Ltd.	75,442	1,026,303
Wharf Holdings Ltd.	78,000	675,886

Total Hong Kong		17,058,797
Ireland – 0.2%
CRH PLC	22,265	532,105

See Notes to Financial Statements.

76	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2013

Investments	Shares	Value

Israel – 0.5%
Israel Chemicals Ltd.	58,224	$491,090
Teva Pharmaceutical Industries Ltd.	19,513	734,366

Total Israel		1,225,456
Italy – 2.9%
Assicurazioni Generali SpA	21,659	432,451
Enel SpA	471,813	1,808,714
ENI SpA(a)	150,784	3,459,645
Intesa Sanpaolo SpA	224,148	462,713
Luxottica Group SpA	4,586	244,092
Saipem SpA	13,184	286,615
Snam SpA	151,640	768,522
UniCredit SpA	45,489	290,147

Total Italy		7,752,899
Japan – 9.1%
Astellas Pharma, Inc.(a)	14,400	733,758
Canon, Inc.	32,700	1,043,068
Dai-ichi Life Insurance Co., Ltd. (The)	13,000	185,478
Denso Corp.	13,000	606,777
East Japan Railway Co.	6,600	567,684
FANUC Corp.	2,500	412,994
Fast Retailing Co., Ltd.	600	225,325
Hitachi Ltd.	73,000	481,335
Honda Motor Co., Ltd.	29,900	1,138,104
INPEX Corp.	24,000	283,231
Isuzu Motors Ltd.	28,000	184,336
ITOCHU Corp.(a)	51,900	635,758
Japan Tobacco, Inc.	22,309	802,556
JFE Holdings, Inc.	11,400	295,442
JX Holdings, Inc.	50,000	259,363
Kao Corp.	13,600	424,112
KDDI Corp.	11,740	603,002
Kirin Holdings Co., Ltd.	20,000	291,261
Komatsu Ltd.(a)	8,600	213,762
Kyocera Corp.	6,200	329,192
Marubeni Corp.(a)	30,000	236,026
Mitsubishi Corp.(a)	25,500	516,107
Mitsubishi Electric Corp.	21,000	220,433
Mitsubishi Heavy Industries Ltd.	52,000	298,354
Mitsubishi UFJ Financial Group, Inc.	155,600	994,254
Mitsui & Co., Ltd.(a)	22,600	328,434
Mizuho Financial Group, Inc.(a)	263,998	573,061
MS&AD Insurance Group Holdings(a)	8,700	226,976
Nippon Telegraph & Telephone Corp.	29,294	1,516,571
Nissan Motor Co., Ltd.	86,500	867,424
Nomura Holdings, Inc.	31,500	245,580
NTT DoCoMo, Inc.	99,200	1,609,441
Shin-Etsu Chemical Co., Ltd.	7,000	428,025
Softbank Corp.	5,400	373,666
Sony Corp.(a)	11,400	243,742
Sumitomo Corp.(a)	42,200	568,544
Sumitomo Mitsui Financial Group, Inc.	25,000	1,208,917
Sumitomo Mitsui Trust Holdings, Inc.	62,000	306,446

Takeda Pharmaceutical Co., Ltd.(a)	23,200	1,095,868
Tokio Marine Holdings, Inc.	10,200	333,157
Toshiba Corp.(a)	58,000	260,076
Toyota Motor Corp.	32,600	2,083,078

Total Japan		24,250,718
Netherlands – 2.0%
Aegon N.V.	34,860	258,120
Akzo Nobel N.V.	1,274	83,770
CNH Industrial N.V.*	21,193	264,913
European Aeronautic Defence and Space Co. N.V.(a)	12,016	766,022
Heineken N.V.	12,343	875,338
Koninklijke Ahold N.V.	43,288	750,332
Koninklijke Philips N.V.	31,371	1,011,950
Unilever N.V.	35,964	1,399,871

Total Netherlands		5,410,316
Norway – 1.7%
DNB ASA	43,346	658,019
Statoil ASA	101,812	2,310,735
Telenor ASA	57,556	1,314,909
Yara International ASA	2,681	110,686

Total Norway		4,394,349
Portugal – 0.3%
EDP-Energias de Portugal S.A.	160,430	586,349
Galp Energia, SGPS, S.A.	14,724	245,053

Total Portugal		831,402
Singapore – 1.6%
DBS Group Holdings Ltd.	45,000	588,882
Jardine Cycle & Carriage Ltd.	8,000	243,236
Keppel Corp., Ltd.	25,000	207,611
Oversea-Chinese Banking Corp., Ltd.	88,000	722,375
Singapore Telecommunications Ltd.	657,500	1,954,553
United Overseas Bank Ltd.	28,000	461,255

Total Singapore		4,177,912
Spain – 5.0%
Abertis Infraestructuras, S.A.(a)	13,175	256,190
Amadeus IT Holding S.A. Class A	2,241	79,479
Banco Bilbao Vizcaya Argentaria S.A.	114,769	1,283,250
Banco Santander S.A.	674,001	5,499,718
CaixaBank	246,471	1,082,314
Ferrovial S.A.	26,408	475,080
Gas Natural SDG S.A.	41,299	862,605
Iberdrola S.A.	197,007	1,145,385
Inditex S.A.	8,527	1,314,700
Repsol S.A.	51,183	1,269,628

Total Spain		13,268,349
Sweden – 3.4%
Atlas Copco AB Class A	24,067	705,175
Hennes & Mauritz AB Class B	41,744	1,813,883
Nordea Bank AB	93,091	1,123,220
Sandvik AB	53,585	740,818

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	77

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2013

Investments	Shares	Value

Svenska Handelsbanken AB Class A	17,916	$766,781
Swedbank AB Class A	33,597	783,028
Telefonaktiebolaget LM Ericsson Class B	76,326	1,016,000
TeliaSonera AB	165,068	1,265,424
Volvo AB Class B	51,142	766,362

Total Sweden		8,980,691
Switzerland – 7.9%
ABB Ltd.*	28,997	685,923
Cie Financiere Richemont S.A.	2,674	267,917
Kuehne + Nagel International AG	644	84,395
Nestle S.A.	70,832	4,954,519
Novartis AG	66,106	5,080,859
Roche Holding AG—Genusschein	16,683	4,499,844
Swiss Re AG*	18,970	1,569,208
Swisscom AG	2,053	986,711
Syngenta AG	2,187	893,423
Transocean Ltd.	4,933	219,141
UBS AG*	13,592	278,078
Zurich Insurance Group AG*	5,130	1,321,291

Total Switzerland		20,841,309
United Kingdom – 22.0%
Anglo American PLC	36,175	889,271
Associated British Foods PLC	22,355	679,143
AstraZeneca PLC	45,211	2,354,217
Aviva PLC	140,589	903,393
BAE Systems PLC	140,270	1,032,184
Barclays PLC	235,018	1,010,461
BG Group PLC	28,730	549,232
BHP Billiton PLC	63,517	1,872,041
BP PLC	608,616	4,268,600
British American Tobacco PLC	46,051	2,443,448
British Sky Broadcasting Group PLC	53,500	753,749
BT Group PLC	223,879	1,241,369
Centrica PLC	154,157	922,925
Compass Group PLC	68,199	938,752
Diageo PLC	34,541	1,099,136
Fresnillo PLC	10,536	166,013
GlaxoSmithKline PLC	151,973	3,833,085
HSBC Holdings PLC	498,694	5,405,971
Imperial Tobacco Group PLC	27,598	1,022,110
Legal & General Group PLC	260,940	829,075
Marks & Spencer Group PLC	12,665	101,851
National Grid PLC	118,922	1,406,813
Old Mutual PLC	170,213	517,106
Pearson PLC	32,115	653,728
Prudential PLC	50,320	937,929
Reckitt Benckiser Group PLC	18,441	1,349,823
Rio Tinto PLC	35,917	1,758,296
Royal Dutch Shell PLC Class A	129,900	4,291,343
Royal Dutch Shell PLC Class B	77,164	2,667,257
SABMiller PLC	18,800	957,029
SSE PLC	46,678	1,114,201
Standard Chartered PLC	59,860	1,435,640
Tesco PLC	202,372	1,176,519
Tullow Oil PLC	15,084	250,133
Unilever PLC	32,930	1,301,174
Vodafone Group PLC	1,795,643	6,280,983

Total United Kingdom		58,414,000
TOTAL COMMON STOCKS (Cost: $224,152,528)		263,779,986
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(b)
(Cost: $237,581)	4,401	246,808
RIGHTS – 0.0%
Spain – 0.0%
Abertis Infraestructuras S.A., expiring 11/09/13*(a)	13,175	12,823
Banco Bilbao Vizcaya Argentaria S.A., expiring 11/14/13*	114,769	15,691

TOTAL RIGHTS (Cost: $15,380)		28,514
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.6%
United States – 4.6%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $12,137,587)(d)	12,137,587	12,137,587
TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $236,543,076)(e)		276,192,895
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.1)%		(10,791,718)

NET ASSETS – 100.0%		$265,401,177
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $11,552,524 and the total market value of the collateral held by the Fund was $12,137,587.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

78	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.5%
Australia – 10.4%
Amcor Ltd.	316,638	$3,096,915
BHP Billiton Ltd.	120,141	4,014,953
Origin Energy Ltd.	330,355	4,355,466
Rio Tinto Ltd.	60,689	3,503,574
Telstra Corp., Ltd.	1,463,882	6,802,947
Wesfarmers Ltd.	131,147	5,043,729
Woodside Petroleum Ltd.	121,619	4,356,605
Woolworths Ltd.	136,627	4,471,356

Total Australia		35,645,545
Austria – 0.7%
OMV AG	51,248	2,532,074
Finland – 1.8%
Fortum Oyj	264,891	5,973,774
France – 16.4%
Carrefour S.A.	125,707	4,317,896
Casino Guichard Perrachon S.A.	28,445	2,932,895
Cie Generale des Etablissements	28,720	3,186,735
Compagnie de Saint-Gobain	65,592	3,250,109
EDF S.A.	224,309	7,099,011
GDF Suez	343,763	8,641,272
Orange S.A.	758,512	9,517,041
Sanofi	23,192	2,353,598
Total S.A.	89,066	5,171,604
Vinci S.A.	64,682	3,762,317
Vivendi S.A.	253,997	5,846,714

Total France		56,079,192
Germany – 10.2%
Bayerische Motoren Werke AG	27,340	2,941,090
Daimler AG	54,662	4,263,491
Deutsche Post AG	101,591	3,373,335
Deutsche Telekom AG	516,507	7,491,607
E.ON SE	369,403	6,575,561
RWE AG	167,195	5,689,776
SAP AG	16,892	1,250,077
Siemens AG	25,923	3,125,177

Total Germany		34,710,114
Hong Kong – 1.9%
China Mobile Ltd.	318,500	3,558,671
CNOOC Ltd.	1,489,000	3,029,783

Total Hong Kong		6,588,454
Ireland – 1.0%
CRH PLC	141,246	3,375,596
Israel – 1.8%
Israel Chemicals Ltd.	481,051	4,057,418
Teva Pharmaceutical Industries Ltd.	58,975	2,219,507

Total Israel		6,276,925
Italy – 5.3%
Enel SpA	1,167,862	4,477,044
ENI SpA	219,655	5,039,848

Saipem SpA	134,668	2,927,633
Snam SpA	1,080,607	5,476,590

Total Italy		17,921,115
Japan – 6.3%
Astellas Pharma, Inc.	37,200	1,895,541
Canon, Inc.	83,600	2,666,680
Daiichi Sankyo Co., Ltd.	163,900	2,969,826
Eisai Co., Ltd.	73,500	2,988,688
Hitachi Ltd.	163,000	1,074,762
Kyocera Corp.	18,600	987,577
Murata Manufacturing Co., Ltd.	12,900	984,673
Sumitomo Corp.	212,800	2,866,972
Takeda Pharmaceutical Co., Ltd.	67,200	3,174,237
Toshiba Corp.	262,000	1,174,828
Yahoo! Japan Corp.	146,900	833,868

Total Japan		21,617,652
Netherlands – 1.8%
Koninklijke Ahold N.V.	166,737	2,890,135
Reed Elsevier N.V.	162,738	3,274,617

Total Netherlands		6,164,752
Norway – 3.4%
Statoil ASA	172,400	3,912,807
Telenor ASA	177,676	4,059,140
Yara International ASA	85,857	3,544,630

Total Norway		11,516,577
Portugal – 1.8%
EDP-Energias de Portugal S.A.	1,646,687	6,018,405
Singapore – 2.5%
Jardine Cycle & Carriage Ltd.	75,000	2,280,335
Keppel Corp., Ltd.	381,000	3,163,993
Singapore Telecommunications Ltd.	1,073,000	3,189,711

Total Singapore		8,634,039
Spain – 4.1%
Abertis Infraestructuras, S.A.	194,487	3,781,837
Amadeus IT Holding S.A. Class A	46,685	1,655,714
Ferrovial S.A.	467,065	8,402,508

Total Spain		13,840,059
Sweden – 4.5%
Hennes & Mauritz AB Class B	91,443	3,973,430
Sandvik AB	210,649	2,912,244
Telefonaktiebolaget LM Ericsson Class B	230,463	3,067,769
TeliaSonera AB	703,040	5,389,561

Total Sweden		15,343,004
Switzerland – 3.6%
Nestle S.A.	36,868	2,578,823
Novartis AG	34,702	2,667,171
Roche Holding AG	9,405	2,527,415
Swisscom AG	9,341	4,489,465

Total Switzerland		12,262,874

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	79

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

September 30, 2013

Investments	Shares	Value

United Kingdom – 22.0%
Anglo American PLC	140,802	$3,461,262
AstraZeneca PLC	88,965	4,632,566
BAE Systems PLC	658,412	4,844,957
BHP Billiton PLC	117,029	3,449,203
BP PLC	577,958	4,053,576
British American Tobacco PLC	58,341	3,095,551
British Sky Broadcasting Group PLC	241,272	3,399,226
Fresnillo PLC	173,941	2,740,745
GlaxoSmithKline PLC	142,815	3,602,100
Imperial Tobacco Group PLC	103,052	3,816,599
Marks & Spencer Group PLC	441,428	3,549,936
National Grid PLC	375,870	4,446,433
Pearson PLC	166,853	3,396,434
Reed Elsevier PLC	223,207	3,010,972
Rio Tinto PLC	72,218	3,535,391
Royal Dutch Shell PLC Class A	25,680	848,358
Royal Dutch Shell PLC Class B	96,001	3,318,378
SSE PLC	182,768	4,362,662
Tesco PLC	655,770	3,812,413
Unilever PLC	60,225	2,379,691
Vodafone Group PLC	1,563,394	5,468,599

Total United Kingdom		75,225,052
TOTAL COMMON STOCKS (Cost: $295,485,317)		339,725,203
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree International LargeCap Dividend Fund(a)
(Cost: $252,586)	5,312	262,254
RIGHTS – 0.0%
Spain – 0.0%
Abertis Infraestructuras S.A., expiring 11/09/13*
(Cost: $0)	194,487	189,289
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $295,737,903)(b)		340,176,746
Other Assets in Excess of Cash, Foreign Currency and Liabilities – 0.4%		1,416,350

NET ASSETS – 100.0%		$341,593,096
*	Non-income producing security.

(a)	Affiliated company (See Note 7).

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

80	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.4%
Australia – 9.8%
AGL Energy Ltd.	41,047	$591,835
ALS Ltd./Queensland(a)	25,159	247,012
Ansell Ltd.	8,241	160,896
Aurizon Holdings Ltd.	63,435	277,594
Bank of Queensland Ltd.	39,642	400,326
Bendigo and Adelaide Bank Ltd.(a)	54,509	510,706
Boral Ltd.	55,586	249,483
Caltex Australia Ltd.	14,036	242,669
Coca-Cola Amatil Ltd.	57,920	663,978
Cochlear Ltd.(a)	3,811	215,519
Computershare Ltd.	26,705	247,707
Crown Ltd.	49,681	722,363
Federation Centres Ltd.	81,852	174,501
Flight Centre Ltd.	7,574	342,064
GrainCorp Ltd. Class A(a)	9,414	108,712
Harvey Norman Holdings Ltd.(a)	87,589	260,442
Iluka Resources Ltd.	30,911	331,232
Incitec Pivot Ltd.	115,001	289,260
Insurance Australia Group Ltd.	144,703	794,237
Leighton Holdings Ltd.(a)	23,048	414,857
Lend Lease Group	31,962	303,642
Metcash Ltd.	106,440	318,485
New Hope Corp., Ltd.(a)	38,365	139,547
Orica Ltd.	23,183	434,846
Platinum Asset Management Ltd.	51,468	264,688
Primary Health Care Ltd.	18,963	85,465
Ramsay Health Care Ltd.	11,184	378,669
REA Group Ltd.	5,440	192,225
Seek Ltd.(a)	15,690	174,291
Sonic Healthcare Ltd.	24,476	370,529
Sydney Airport	135,344	497,355
TABCORP Holdings Ltd.	111,097	340,730
Tatts Group Ltd.	167,611	485,846
Toll Holdings Ltd.	60,716	330,983
TPG Telecom Ltd.	18,108	73,484
Treasury Wine Estates Ltd.	19,558	80,832
Wesfarmers Ltd. PPS(a)	11,093	431,704
WorleyParsons Ltd.	18,384	418,060

Total Australia		12,566,774
Austria – 1.6%
Andritz AG	3,930	231,174
EVN AG(a)	6,246	95,456
Oesterreichische Post AG	3,450	156,915
Raiffeisen Bank International AG(a)	11,138	364,712
Strabag SE	4,578	114,273
Telekom Austria AG	16,556	138,904
Verbund AG	14,046	318,094
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,308	324,048
Voestalpine AG	7,974	381,514

Total Austria		2,125,090

Belgium – 2.6%
Ageas	15,582	631,512
Belgacom S.A.	48,724	1,296,021
Colruyt S.A.	4,313	239,575
Delhaize Group S.A.	5,514	347,749
D'ieteren S.A./N.V.	2,092	97,160
Elia System Operator S.A/N.V.(a)	2,327	103,633
Telenet Group Holding N.V.	2,864	142,688
UCB S.A.	5,343	325,393
Umicore S.A.(a)	4,290	208,535

Total Belgium		3,392,266
Denmark – 1.6%
Carlsberg A/S Class B	1,620	167,009
Chr Hansen Holding A/S	2,826	100,122
DSV A/S	1,478	41,955
FLSmidth & Co. A/S(a)	2,137	115,196
GN Store Nord A/S	1,886	39,708
H. Lundbeck A/S	5,708	124,527
Novozymes A/S Class B	4,627	177,114
Pandora A/S	4,081	168,657
TDC A/S	103,548	876,737
Tryg A/S	3,289	302,953

Total Denmark		2,113,978
Finland – 3.0%
Elisa Oyj(a)	16,373	390,518
Kemira Oyj	6,309	97,273
Konecranes Oyj(a)	2,199	74,089
Metso Oyj(a)	11,597	455,878
Neste Oil Oyj(a)	15,325	339,176
Nokian Renkaat Oyj	6,641	337,469
Orion Oyj Class B	9,458	238,389
Outotec Oyj(a)	5,439	74,509
Pohjola Bank PLC Class A	19,571	325,325
Stora Enso Oyj Class R	47,003	398,615
UPM-Kymmene Oyj	47,466	657,302
Wartsila Oyj Abp	7,429	335,678
YIT Oyj	7,214	100,484

Total Finland		3,824,705
France – 8.6%
Accor S.A.	6,618	275,383
Aeroports de Paris	2,731	286,097
Arkema S.A.	1,314	146,476
AtoS	490	38,292
bioMerieux	375	36,345
Bouygues S.A.	30,124	1,099,970
Cap Gemini S.A.	5,664	337,121
CNP Assurances	62,074	1,118,813
Edenred	7,261	235,893
Eiffage S.A.	5,173	283,879
Euler Hermes S.A.	4,350	531,544
Eutelsat Communications S.A.	10,988	347,603
Groupe Eurotunnel S.A.	7,688	70,111

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	81

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

Havas S.A.	13,076	$102,273
Imerys S.A.	3,181	222,231
Ingenico(a)	512	36,934
Ipsen S.A.	1,950	75,031
JC Decaux S.A.	6,692	246,531
Klepierre	11,545	500,874
Lagardere SCA	10,447	339,469
Neopost S.A.	4,262	310,559
Remy Cointreau S.A.(a)	1,350	143,947
Rexel S.A.	12,457	317,014
SCOR SE	13,351	442,327
SEB S.A.	1,607	141,004
Societe BIC S.A.	2,725	317,044
Societe Television Francaise 1	9,993	174,025
Suez Environnement Co.	40,123	651,207
Thales S.A.	7,220	397,140
Valeo S.A.	3,764	321,605
Vallourec S.A.	4,001	239,764
Veolia Environnement S.A.	47,411	810,246
Vicat S.A.	1,341	95,300
Zodiac Aerospace	2,027	322,814

Total France		11,014,866
Germany – 5.3%
Aurubis AG	1,511	91,622
Axel Springer AG	5,929	329,940
Bilfinger SE	2,438	256,096
Brenntag AG	994	165,567
Carl Zeiss Meditec AG	1,813	54,163
Celesio AG	2,950	66,448
Deutsche Wohnen AG	1,966	35,195
Fielmann AG	2,107	223,209
Fraport AG Frankfurt Airport Services Worldwide(a)	3,316	232,874
Freenet AG*(a)	13,700	331,678
GEA Group AG	6,656	273,495
Hannover Rueckversicherung AG	7,048	518,623
Hochtief AG	1,173	102,463
Hugo Boss AG	2,708	350,513
Infineon Technologies AG	24,788	248,134
K+S AG(a)	10,162	263,561
Kabel Deutschland Holding AG	1,077	137,041
Lanxess AG	1,471	95,539
Metro AG	14,020	556,061
MTU Aero Engines AG	1,044	97,596
Rhoen Klinikum AG	3,927	100,973
Salzgitter AG	1,674	69,601
Software AG	2,614	93,114
Stada Arzneimittel AG	287	14,563
Suedzucker AG	5,645	166,429
Symrise AG	6,030	267,282
Talanx AG	10,562	356,002
Telefonica Deutschland Holding AG	107,137	846,227
United Internet AG Registered Shares	7,741	293,401
Wacker Chemie AG	1,614	159,381

Total Germany		6,796,791

Hong Kong – 4.4%
Bank of East Asia Ltd.	88,400	374,453
Beijing Enterprises Holdings Ltd.	20,700	149,475
Cathay Pacific Airways Ltd.	36,774	72,076
China Agri-Industries Holdings Ltd.	100,000	47,194
China Everbright International Ltd.	43,000	37,981
China Everbright Ltd.	34,000	44,368
China Merchants Holdings International Co., Ltd.(a)	122,200	444,355
China Overseas Grand Oceans Group Ltd.(a)	30,000	36,518
China Resources Enterprise Ltd.	56,600	179,905
Citic Pacific Ltd.(a)	242,773	314,926
Far East Horizon Ltd.	187,924	124,069
Fosun International Ltd.	315,400	248,492
Franshion Properties China Ltd.	325,242	106,944
Guangdong Investment Ltd.	232,208	199,416
Hang Lung Group Ltd.(a)	38,000	202,859
HKT Trust and HKT Ltd.	436,859	410,093
Hong Kong Aircraft Engineering Co., Ltd.	7,547	100,041
Hopewell Holdings Ltd.	65,662	219,716
Hysan Development Co., Ltd.	40,000	178,204
Lenovo Group Ltd.	256,453	268,187
New World Development Co., Ltd.	288,482	433,738
PCCW Ltd.	485,000	214,509
Shanghai Industrial Holdings Ltd.	59,500	197,179
Sino Land Co., Ltd.	315,046	463,927
Sino-Ocean Land Holdings Ltd.	389,964	229,297
Techtronic Industries Co., Ltd.	24,000	62,513
Television Broadcasts Ltd.	27,224	171,661
Yuexiu Property Co., Ltd.	657,100	180,477

Total Hong Kong		5,712,573
Ireland – 0.5%
DCC PLC	3,585	146,706
Dragon Oil PLC	20,697	191,913
Glanbia PLC	1,904	24,951
Kerry Group PLC Class A	2,437	148,300
Paddy Power PLC	958	76,835
Smurfit Kappa Group PLC	2,837	64,249

Total Ireland		652,954
Israel – 0.9%
Azrieli Group	2,100	66,645
Bezeq The Israeli Telecommunication Corp., Ltd.	533,967	981,312
Gazit-Globe Ltd.	4,993	66,965
Osem Investments Ltd.	1,883	42,034

Total Israel		1,156,956
Italy – 4.6%
A2A SpA	52,000	50,821
Atlantia SpA	53,132	1,080,990
Autogrill SpA*	16,397	288,324
Azimut Holding SpA	3,088	70,601
Banca Generali SpA	4,815	108,848
Davide Campari-Milano SpA	10,988	95,342

See Notes to Financial Statements.

82	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

De'Longhi SpA	7,842	$120,059
DiaSorin SpA	2,045	88,168
Enel Green Power SpA	140,784	302,057
GTECH SpA	10,148	290,397
Hera SpA	70,961	143,124
Mediolanum SpA	41,393	300,890
Parmalat SpA	73,888	247,646
Pirelli & C SpA(a)	20,144	262,454
Prysmian SpA	5,152	126,230
Recordati SpA	5,905	70,981
Salvatore Ferragamo Italia SpA	2,917	100,689
Societa Iniziative Autostradali e Servizi SpA	43,747	430,516
Telecom Italia SpA	568,326	469,282
Telecom Italia SpA RSP	524,968	348,845
Terna Rete Elettrica Nazionale SpA	155,799	703,554
Tod's SpA	1,076	201,875
Unione di Banche Italiane SCPA	5,228	26,453

Total Italy		5,928,146
Japan – 18.0%
ABC-Mart, Inc.	1,678	81,827
Aeon Co., Ltd.	10,899	150,059
Air Water, Inc.	7,000	103,226
Aisin Seiki Co., Ltd.	4,224	180,152
Ajinomoto Co., Inc.(a)	4,319	56,780
Alfresa Holdings Corp.	1,000	51,567
Amada Co., Ltd.	13,000	116,983
ANA Holdings, Inc.(a)	60,000	130,854
Aozora Bank Ltd.	113,000	335,113
Asahi Glass Co., Ltd.	62,141	385,670
Asahi Kasei Corp.	48,000	361,498
Asics Corp.	2,730	47,074
Bank of Kyoto Ltd. (The)	13,000	114,201
Bank of Yokohama Ltd. (The)	36,000	205,819
Brother Industries Ltd.	8,100	91,298
Chiba Bank Ltd. (The)	29,000	211,608
Chugai Pharmaceutical Co., Ltd.	8,309	170,541
Chugoku Bank Ltd. (The)	6,000	84,382
Chugoku Electric Power Co., Inc. (The)(a)	13,900	220,983
Dai Nippon Printing Co., Ltd.	41,958	443,846
Daihatsu Motor Co., Ltd.(a)	17,000	329,172
Dainippon Sumitomo Pharma Co., Ltd.(a)	10,390	141,463
Daito Trust Construction Co., Ltd.	4,120	411,895
Dena Co., Ltd.(a)	3,800	77,375
DIC Corp.(a)	44,000	121,519
Dowa Holdings Co., Ltd.	10,000	100,688
Electric Power Development Co., Ltd.	5,700	185,885
FamilyMart Co., Ltd.	3,700	160,066
Fuji Electric Co., Ltd.	21,876	89,176
FUJIFILM Holdings Corp.	8,892	213,317
Fukuoka Financial Group, Inc.	44,000	198,645
Gree, Inc.(a)	6,505	50,714
Gunma Bank Ltd. (The)	14,000	81,896
Hachijuni Bank Ltd. (The)	11,000	68,382

Hamamatsu Photonics K.K.	2,200	82,843
Hankyu Hanshin Holdings, Inc.	26,000	144,408
Hikari Tsushin, Inc.	1,000	62,879
Hino Motors Ltd.	6,000	88,296
Hiroshima Bank Ltd. (The)	25,075	106,816
Hisamitsu Pharmaceutical Co., Inc.	2,900	161,957
Hitachi Capital Corp.	4,855	117,015
Hitachi Chemical Co., Ltd.(a)	7,200	115,860
Hitachi Construction Machinery Co., Ltd.(a)	5,600	125,269
Hitachi High-Technologies Corp.	3,100	69,503
Hokuhoku Financial Group, Inc.	51,000	107,068
Hokuriku Electric Power Co.(a)	7,000	102,298
Hoya Corp.(a)	13,344	315,360
Ibiden Co., Ltd.(a)	5,000	81,682
Idemitsu Kosan Co., Ltd.(a)	1,400	121,274
IHI Corp.(a)	36,553	153,849
Isetan Mitsukoshi Holdings Ltd.	5,734	84,966
Itochu Techno-Solutions Corp.	2,200	78,247
Iyo Bank Ltd. (The)	12,000	125,717
J Front Retailing Co., Ltd.	8,000	64,734
Japan Airlines Co., Ltd.	7,189	435,186
JGC Corp.	4,000	144,306
Joyo Bank Ltd. (The)	39,000	209,457
JSR Corp.(a)	8,100	150,320
Kajima Corp.	30,953	125,862
Kakaku.Com, Inc.	1,000	23,327
Kansai Paint Co., Ltd.	9,000	119,419
Kawasaki Heavy Industries Ltd.	36,565	158,371
Keikyu Corp.	13,000	122,945
Keio Corp.	16,000	114,792
Kintetsu Corp.	46,000	171,577
Koito Manufacturing Co., Ltd.	4,000	75,985
Konami Corp.(a)	5,200	120,084
Konica Minolta Holdings, Inc.	17,500	146,955
Kuraray Co., Ltd.(a)	14,000	167,643
Kurita Water Industries Ltd.(a)	4,100	87,035
Kyowa Hakko Kirin Co., Ltd.	13,000	133,544
Lawson, Inc.	4,500	352,662
LIXIL Group Corp.	8,700	179,009
Makita Corp.(a)	2,829	164,334
Marui Group Co., Ltd.	8,681	81,303
MEIJI Holdings Co., Ltd.(a)	2,100	114,925
Miraca Holdings, Inc.	1,000	44,637
Mitsubishi Chemical Holdings Corp.(a)	57,000	266,048
Mitsubishi Gas Chemical Co., Inc.	16,000	134,359
Mitsubishi Tanabe Pharma Corp.	16,500	231,547
Mitsui Chemicals, Inc.(a)	50,000	137,070
Nabtesco Corp.	2,000	48,754
Namco Bandai Holdings, Inc.	10,500	196,357
NEC Corp.	34,608	80,061
NGK Insulators Ltd.	10,000	151,643
NGK Spark Plug Co., Ltd.	5,000	110,522
Nidec Corp.(a)	1,122	92,619
Nikon Corp.(a)	3,834	66,931

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	83

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

Nippon Electric Glass Co., Ltd.	23,000	$123,057
Nippon Express Co., Ltd.	33,000	165,462
Nippon Meat Packers, Inc.	5,000	71,592
Nisshin Seifun Group, Inc.(a)	6,600	66,589
Nissin Foods Holdings Co., Ltd.(a)	3,800	156,066
Nitori Holdings Co., Ltd.	500	45,860
Nitto Denko Corp.(a)	4,305	280,346
NKSJ Holdings, Inc.	14,411	370,243
Nomura Real Estate Holdings, Inc.	4,368	107,503
Nomura Research Institute Ltd.	6,690	232,488
NSK Ltd.	8,000	81,610
Obayashi Corp.	26,000	155,271
Odakyu Electric Railway Co., Ltd.(a)	13,000	129,172
OJI Paper Co., Ltd.(a)	45,862	214,996
Oracle Corp.	2,968	110,705
Osaka Gas Co., Ltd.(a)	54,000	230,033
OTSUKA Corp.	200	25,519
Park24 Co., Ltd.	3,000	53,350
Ricoh Co., Ltd.(a)	26,260	302,676
Rohm Co., Ltd.	2,059	84,563
Sankyo Co., Ltd.	5,000	244,331
Sanrio Co., Ltd.(a)	800	49,162
Sega Sammy Holdings, Inc.	6,573	189,503
Seiko Epson Corp.	5,864	96,035
Sekisui Chemical Co., Ltd.	11,000	111,878
Sekisui House Ltd.	18,952	254,560
Shimadzu Corp.(a)	10,000	94,777
Shimamura Co., Ltd.	1,100	109,524
Shimizu Corp.	27,000	131,801
Shinsei Bank Ltd.	24,806	60,166
Shionogi & Co., Ltd.	11,700	245,745
Shiseido Co., Ltd.(a)	17,100	307,408
Shizuoka Bank Ltd. (The)	10,000	113,733
Showa Denko K.K.(a)	31,000	42,018
Showa Shell Sekiyu K.K.	16,509	184,733
Sojitz Corp.	43,470	85,057
Sony Financial Holdings, Inc.	8,609	157,748
Sumitomo Electric Industries Ltd.	7,512	108,862
Sumitomo Heavy Industries Ltd.	17,500	79,541
Sumitomo Metal Mining Co., Ltd.	23,000	324,871
Sumitomo Rubber Industries Ltd.	6,200	95,472
Suruga Bank Ltd.	2,000	34,385
Suzuken Co., Ltd.	2,200	72,418
Sysmex Corp.	900	57,417
T&D Holdings, Inc.	18,251	225,801
Taiheiyo Cement Corp.	14,000	61,065
Taisei Corp.(a)	30,876	151,981
Takashimaya Co., Ltd.	6,415	60,080
TDK Corp.(a)	3,300	129,478
Teijin Ltd.	35,000	80,612
Terumo Corp.	3,200	164,036
Tobu Railway Co., Ltd.	25,000	131,975
Toho Co., Ltd.	4,300	89,659
Toho Gas Co., Ltd.	11,000	57,620

Tokyo Electron Ltd.	2,694	144,412
Tokyu Corp.	23,000	164,076
Tokyu Land Corp.(a)	6,367	66,249
TonenGeneral Sekiyu K.K.	33,104	305,991
Toppan Printing Co., Ltd.(a)	16,000	128,978
Toray Industries, Inc.	11,290	74,212
Toyo Seikan Group Holdings Ltd.	5,200	101,960
Toyo Suisan Kaisha Ltd.	4,000	117,320
Toyoda Gosei Co., Ltd.	4,000	98,487
Toyota Boshoku Corp.(a)	6,800	90,990
Toyota Tsusho Corp.	9,000	235,169
Trend Micro, Inc.	5,330	198,534
USS Co., Ltd.	13,600	196,949
West Japan Railway Co.	6,276	268,949
Yamada Denki Co., Ltd.	20,670	61,088
Yamaguchi Financial Group, Inc.	7,000	68,769
Yamaha Motor Co., Ltd.	4,660	68,101
Yamato Holdings Co., Ltd.(a)	9,700	218,664
Yaskawa Electric Corp.	4,218	59,278

Total Japan		23,122,033
Netherlands – 2.7%
Aalberts Industries N.V.	3,210	85,579
Delta Lloyd N.V.	20,614	438,932
Fugro N.V.	3,965	242,008
Gemalto N.V.(a)	772	82,943
Koninklijke Boskalis Westminster N.V.	5,227	231,653
Koninklijke Vopak N.V.	3,349	192,011
Nutreco N.V.	2,733	142,857
Randstad Holding N.V.	9,905	558,306
STMicroelectronics N.V. (a)	55,105	507,978
Wolters Kluwer N.V.	19,464	502,051
Ziggo N.V.	11,084	449,216

Total Netherlands		3,433,534
New Zealand – 1.1%
Auckland International Airport Ltd.	64,297	177,528
Contact Energy Ltd.	19,672	88,642
Fletcher Building Ltd.	62,048	490,958
Telecom Corp. of New Zealand Ltd.	238,794	462,423
Vector Ltd.	91,938	202,924

Total New Zealand		1,422,475
Norway – 2.1%
Aker ASA Class A	5,960	181,349
Aker Solutions ASA	15,584	218,825
Fred Olsen Energy ASA	6,546	290,607
Gjensidige Forsikring ASA	39,945	603,069
Kongsberg Gruppen AS	3,911	76,409
Marine Harvest ASA	64,494	68,845
Norsk Hydro ASA(a)	86,146	357,088
Orkla ASA	63,721	464,061
Petroleum Geo-Services ASA	4,517	55,803
Schibsted ASA	2,682	138,242
SpareBank 1 SR Bank ASA	5,376	42,638
TGS Nopec Geophysical Co. ASA	5,394	158,746

Total Norway		2,655,682

See Notes to Financial Statements.

84	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

Portugal – 0.6%
Portucel S.A.	47,365	$172,215
Portugal Telecom, SGPS, S.A.(a)	145,773	657,292

Total Portugal		829,507
Singapore – 4.2%
City Developments Ltd.	21,000	171,548
ComfortDelGro Corp., Ltd.	116,000	182,124
First Resources Ltd.(a)	37,000	56,322
Global Logistic Properties Ltd.	16,745	38,568
Hutchison Port Holdings Trust Class U	827,585	645,516
Keppel Land Ltd.	117,000	330,090
M1 Ltd.	62,000	162,072
Olam International Ltd.	98,000	119,498
SATS Ltd.	77,000	200,056
SembCorp Industries Ltd.	77,000	324,630
SembCorp Marine Ltd.(a)	137,751	497,320
SIA Engineering Co., Ltd.	82,536	319,685
Singapore Airlines Ltd.	13,961	116,161
Singapore Exchange Ltd.	83,000	480,239
Singapore Press Holdings Ltd.	136,148	445,960
Singapore Technologies Engineering Ltd.	179,000	594,883
StarHub Ltd.	126,594	432,826
United Industrial Corp., Ltd.	26,000	63,200
Yangzijiang Shipbuilding Holdings Ltd.	230,000	200,717

Total Singapore		5,381,415
Spain – 3.8%
Acciona S.A.(a)	5,224	297,391
Acerinox S.A.(a)	14,704	168,588
ACS Actividades de Construccion y Servicios, S.A.	24,714	786,172
Banco de Sabadell S.A.	138,316	348,438
Bankinter S.A.	7,836	42,185
Bolsas y Mercados Espanoles S.A.	4,156	131,952
Ebro Foods S.A.	10,419	235,532
EDP Renovaveis S.A.	7,311	38,013
Enagas S.A.	19,934	488,809
Indra Sistemas S.A.	8,064	121,002
Mapfre S.A.	188,239	674,227
Obrascon Huarte Lain S.A.	5,478	207,888
Prosegur Cia de Seguridad S.A.	16,798	98,231
Red Electrica Corp. S.A.	9,530	542,715
Tecnicas Reunidas S.A.	3,386	155,150
Viscofan S.A.(a)	2,496	142,818
Zardoya Otis S.A.(a)	22,814	370,586

Total Spain		4,849,697
Sweden – 4.9%
Alfa Laval AB	12,390	299,184
Atlas Copco AB Class B	19,410	513,119
Axfood AB	1,963	95,933
Boliden AB	15,899	238,370
Castellum AB	11,072	157,984
Electrolux AB Series B	15,709	408,188
Elekta AB Class B(a)	5,791	93,224
Getinge AB Class B	6,376	228,016

Hexagon AB Class B	5,043	152,159
Husqvarna AB Class B	26,540	172,427
Investment AB Latour Class B(a)	9,837	240,293
Lundbergforetagen AB Class B	5,460	227,390
Meda AB Class A	10,391	125,052
Modern Times Group AB Class B	2,777	144,922
Saab AB Class B	5,194	103,911
Scania AB Class B	18,278	391,848
Securitas AB Class B	16,652	190,291
Skanska AB Class B	22,389	430,833
SKF AB Class B	15,794	439,904
Swedish Match AB	9,869	348,475
Tele2 AB Class B	54,418	696,418
Trelleborg AB Class B	7,858	149,010
Volvo AB Class A	29,283	438,577

Total Sweden		6,285,528
Switzerland – 3.5%
Actelion Ltd.*	2,524	179,199
Adecco S.A.*	6,827	486,214
Allreal Holding AG*	1,122	155,969
Aryzta AG*	794	53,080
Baloise Holding AG	3,601	398,231
Clariant AG*	13,324	224,707
DKSH Holding AG	649	55,408
Ems-Chemie Holding AG	601	212,684
Flughafen Zuerich AG	79	41,651
Galenica AG	159	134,691
GAM Holding AG*	4,727	85,470
Geberit AG	427	115,315
Julius Baer Group Ltd.*	2,948	137,579
Lonza Group AG*	1,700	139,121
OC Oerlikon Corp. AG*	3,494	46,754
Panalpina Welttransport Holding AG	1,039	153,164
Partners Group Holding AG	1,647	403,804
PSP Swiss Property AG*	4,406	382,495
Schindler Holding AG	1,673	243,110
Schindler Holding AG Participating Shares	1,682	252,602
Sonova Holding AG*	1,154	143,444
Straumann Holding AG	621	112,834
Sulzer AG	1,375	212,884
Swiss Life Holding AG*	552	104,509

Total Switzerland		4,474,919
United Kingdom – 15.6%
Aberdeen Asset Management PLC	78,766	482,918
Admiral Group PLC	20,346	406,252
Aggreko PLC	3,779	98,160
AMEC PLC	14,475	251,754
Amlin PLC	34,520	226,514
Ashmore Group PLC	43,272	273,501
Ashtead Group PLC	6,000	59,804
Babcock International Group PLC	7,197	139,392
Balfour Beatty PLC	50,422	232,140
Booker Group PLC	38,585	84,229
British Land Co. PLC	47,916	448,112

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	85

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2013

Investments	Shares	Value

Bunzl PLC	9,606	$208,139
Burberry Group PLC	8,462	223,913
Capita PLC	25,090	404,682
Carnival PLC	8,513	288,678
Close Brothers Group PLC	3,817	72,259
Cobham PLC	49,508	230,338
Croda International PLC	4,075	175,205
Daily Mail & General Trust PLC Class A	23,934	295,341
Derwent London PLC	1,000	38,364
Direct Line Insurance Group PLC	48,507	167,473
Drax Group PLC	36,039	398,317
DS Smith PLC	25,198	117,520
easyjet PLC	11,190	231,587
Essentra PLC	3,336	40,436
G4S PLC	69,078	284,472
GKN PLC	60,438	334,726
Halma PLC	11,664	107,004
Hammerson PLC	25,156	204,095
Hargreaves Lansdown PLC	20,417	323,855
Hikma Pharmaceuticals PLC	2,566	43,216
ICAP PLC	52,236	316,624
IG Group Holdings PLC	32,019	300,220
IMI PLC	13,305	313,496
Inchcape PLC	21,766	215,188
Inmarsat PLC	32,473	372,840
InterContinental Hotels Group PLC	7,287	212,646
Intertek Group PLC	1,922	102,868
Invensys PLC	14,127	113,929
Investec PLC	45,759	296,705
ITV PLC	112,650	319,792
J. Sainsbury PLC	113,266	718,100
Jardine Lloyd Thompson Group PLC	10,856	166,133
John Wood Group PLC	4,300	55,847
Johnson Matthey PLC	6,083	276,611
Jupiter Fund Management PLC	8,625	51,260
Ladbrokes PLC	52,194	143,013
London Stock Exchange Group PLC	12,333	306,970
Man Group PLC	408,630	555,196
Meggitt PLC	22,863	203,264
Melrose Industries PLC	38,451	186,678
Millennium & Copthorne Hotels PLC	15,465	138,994
Mondi PLC	16,880	285,109
Next PLC	6,404	535,125
Pennon Group PLC	18,520	209,639
PZ Cussons PLC	10,793	72,342
Rentokil Initial PLC	48,140	84,974
Rexam PLC	36,252	282,730
Rightmove PLC	3,536	135,654
Rotork PLC	1,865	82,360
RSA Insurance Group PLC	347,489	680,333
Sage Group PLC (The)	59,471	317,621
Schroders PLC	6,698	279,412
Segro PLC	56,851	285,400
Serco Group PLC	7,149	63,269
Severn Trent PLC	12,595	359,587
Smith & Nephew PLC	24,759	309,130

Smiths Group PLC	11,160	252,834
Spectris PLC	2,783	99,420
Spirax-Sarco Engineering PLC	968	47,262
Stagecoach Group PLC	29,139	153,879
TalkTalk Telecom Group PLC	45,708	178,831
Tate & Lyle PLC	25,579	305,078
Taylor Wimpey PLC	26,097	42,430
Travis Perkins PLC	5,858	156,526
TUI Travel PLC	68,737	409,297
United Utilities Group PLC	42,582	476,495
Vedanta Resources PLC	15,026	263,284
Victrex PLC	1,526	39,465
Weir Group PLC (The)	5,866	221,336
Whitbread PLC	5,821	279,402
William Hill PLC	45,064	294,096
WM Morrison Supermarkets PLC	131,355	595,605

Total United Kingdom		20,056,695
TOTAL COMMON STOCKS (Cost: $104,206,857)		127,796,584
EXCHANGE-TRADED FUNDS – 0.1%
United States – 0.1%
WisdomTree Australia Dividend Fund(b)	876	53,340
WisdomTree Japan Hedged Equity Fund(b)	1,110	53,202
TOTAL EXCHANGE-TRADED FUNDS (Cost: $97,763)		106,542
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 10/11/13*†
(Cost: $0)	3,606	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.9%
United States – 11.9%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $15,311,131)(d)	15,311,131	15,311,131
TOTAL INVESTMENTS IN SECURITIES – 111.4% (Cost: $119,615,751)(e)		143,214,257
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.4)%		(14,640,444)

NET ASSETS – 100.0%		$128,573,813

PPS – Price Protected Shares

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $14,313,719 and the total market value of the collateral held by the Fund was $15,311,131.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

86	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Australia – 17.0%
Acrux Ltd.	82,511	$254,601
Adelaide Brighton Ltd.(a)	975,272	3,365,013
Alliance Aviation Services Ltd.(a)	67,683	96,829
Amcom Telecommunications Ltd.	243,207	425,258
AP Eagers Ltd.	48,117	218,210
ARB Corp., Ltd.	49,939	591,164
Arrium Ltd.	1,958,011	2,233,622
Atlas Iron Ltd.	821,824	668,548
Ausdrill Ltd.(a)	1,062,316	1,554,543
Ausenco Ltd.	271,431	412,427
Austbrokers Holdings Ltd.(a)	50,923	532,818
Austin Engineering Ltd.(a)	99,581	312,860
Australian Pharmaceutical Industries Ltd.	1,106,357	496,559
Automotive Holdings Group Ltd.	479,633	1,735,620
BC Iron Ltd.	222,134	909,754
Beach Energy Ltd.	674,981	842,573
Bradken Ltd.(a)	433,393	2,289,628
Breville Group Ltd.	130,435	1,067,178
Brickworks Ltd.	99,070	1,259,841
BT Investment Management Ltd.(a)	424,045	1,708,928
Cabcharge Australia Ltd.(a)	315,743	1,092,371
Cardno Ltd.(a)	246,772	1,432,921
Carindale Property Trust	111,695	572,333
carsales.com Ltd.	209,223	2,240,008
Cash Converters International Ltd.(a)	415,696	505,305
Cedar Woods Properties Ltd.(a)	278,575	1,940,587
Clough Ltd.*(a)	391,096	533,913
Codan Ltd.(a)	410,374	742,498
Collins Foods Ltd.	226,446	359,955
Corporate Travel Management Ltd.(a)	68,879	305,281
Crowe Horwath Australasia Ltd.	827,280	491,203
CSG Ltd.*(a)	644,367	605,528
CSR Ltd.(a)	247,634	567,298
Data#3 Ltd.	359,759	390,215
David Jones Ltd.(a)	1,167,145	3,153,968
Decmil Group Ltd.(a)	346,594	729,186
Domino's Pizza Enterprises Ltd.	53,111	677,382
Downer EDI Ltd.	302,532	1,267,313
DuluxGroup Ltd.	426,583	2,106,067
DWS Ltd.(a)	296,883	424,728
Envestra Ltd.	2,278,953	2,333,373
ERM Power Ltd.(a)	212,483	516,574
Ethane Pipeline Income Fund	215,346	364,460
Fairfax Media Ltd.(a)	2,915,245	1,458,356
Fantastic Holdings Ltd.	250,706	564,958
Finbar Group Ltd.(a)	583,200	779,809
Forge Group Ltd.	106,727	523,924
G8 Education Ltd.(a)	315,862	986,458
Grange Resources Ltd.	3,351,158	595,365
Growthpoint Properties Australia Ltd.	370,519	869,599
GUD Holdings Ltd.(a)	216,402	1,230,267
GWA Group Ltd.(a)	556,243	1,581,149

iiNET Ltd.	143,738	827,917
Imdex Ltd.(a)	679,301	558,958
Invocare Ltd.(a)	101,664	1,066,583
IOOF Holdings Ltd.(a)	441,598	3,435,461
Iress Ltd.	179,920	1,529,248
JB Hi-Fi Ltd.(a)	126,851	2,484,921
Lycopodium Ltd.	69,463	300,725
M2 Telecommunications Group Ltd.(a)	153,476	871,092
MACA Ltd.	222,211	513,212
Magellan Financial Group Ltd.(a)	41,058	408,867
MaxiTRANS Industries Ltd.(a)	333,549	413,247
Melbourne IT Ltd.	195,637	312,811
Mermaid Marine Australia Ltd.	177,068	612,599
Mineral Resources Ltd.	271,176	2,763,837
Monadelphous Group Ltd.(a)	204,158	3,661,421
Mortgage Choice Ltd.	233,680	605,252
Mount Gibson Iron Ltd.	3,070,010	2,109,900
Myer Holdings Ltd.(a)	1,513,504	3,693,675
MyState Ltd.(a)	188,625	821,902
Navitas Ltd.(a)	405,237	2,353,073
NIB Holdings Ltd.(a)	629,356	1,277,000
Northern Star Resources Ltd.(a)	631,650	499,077
NRW Holdings Ltd.(a)	1,501,690	2,036,024
Nufarm Ltd.(a)	107,135	474,837
OrotonGroup Ltd.(a)	98,001	538,818
OZ Minerals Ltd.(a)	506,367	2,097,509
Pacific Brands Ltd.	2,106,147	1,486,861
PanAust Ltd.	420,196	829,028
Perpetual Ltd.	29,910	1,097,438
Prime Media Group Ltd.	640,807	641,129
Programmed Maintenance Services Ltd.	201,300	528,914
Qube Holdings Ltd.(a)	619,317	1,187,139
RCR Tomlinson Ltd.	127,784	427,754
Reckon Ltd.	158,544	320,212
Resolute Mining Ltd.	1,177,179	709,965
Retail Food Group Ltd.(a)	185,264	744,893
Ruralco Holdings Ltd.	52,626	164,847
SAI Global Ltd.	234,021	973,754
Sedgman Ltd.(a)	1,080,131	767,582
Seven West Media Ltd.	1,812,931	4,068,433
Sigma Pharmaceuticals Ltd.	2,190,135	1,187,773
Silver Chef Ltd.(a)	41,942	322,371
Skilled Group Ltd.	408,772	1,333,955
Slater & Gordon Ltd.	127,663	435,705
SMS Management & Technology Ltd.(a)	152,950	649,292
STW Communications Group Ltd.	734,930	1,123,565
Super Retail Group Ltd.	182,271	2,212,213
Tassal Group Ltd.	140,014	401,924
Treasury Group Ltd.(a)	45,610	391,932
UGL Ltd.(a)	438,054	3,403,794
UXC Ltd.	429,274	437,518
Village Roadshow Ltd.	184,925	1,117,025
Webjet Ltd.	77,277	276,747
Wotif.com Holdings Ltd.(a)	329,994	1,450,236

Total Australia		117,878,291

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	87

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Austria – 0.9%
AMAG Austria Metall AG	19,081	$536,469
Austria Technologie & Systemtechnik AG(a)	33,079	308,427
Austriamicrosystems AG	7,278	693,794
CAT Oil AG	23,796	463,040
Lenzing AG(a)	19,332	1,436,666
Palfinger AG	11,811	462,052
POLYTEC Holding AG(a)	41,841	367,525
RHI AG	23,970	791,707
S IMMO AG*	71,130	445,800
Wienerberger AG	31,943	561,251
Zumtobel AG(a)	22,210	357,768

Total Austria		6,424,499
Belgium – 1.8%
Arseus N.V.	20,911	593,298
Barco N.V.	5,817	460,640
Cofinimmo	28,771	3,372,324
EVS Broadcast Equipment S.A.	15,058	972,078
Exmar N.V.(a)	69,297	881,757
Melexis N.V.	28,236	754,878
Mobistar S.A.	138,311	2,355,288
NV Bekaert S.A.(a)	44,124	1,649,701
Recticel S.A.	45,003	304,592
Tessenderlo Chemie N.V.(a)	43,568	1,106,387

Total Belgium		12,450,943
Denmark – 0.5%
Aktieselskabet Schouw & Co.	15,428	562,836
D/S Norden	17,877	754,386
NKT Holding A/S	17,839	886,826
Royal Unibrew A/S	9,468	1,125,578

Total Denmark		3,329,626
Finland – 2.7%
Cargotec Oyj Class B(a)	38,455	1,491,365
Citycon Oyj	195,208	657,966
Finnair Oyj	93,866	396,433
F-Secure Oyj	136,932	333,645
Huhtamaki Oyj	86,529	1,855,340
Kesko Oyj Class B	75,668	2,271,854
Lassila & Tikanoja Oyj*	34,555	705,373
Metsa Board Oyj	160,511	586,645
PKC Group Oyj	17,851	578,970
Raisio PLC Class V	100,418	584,503
Ramirent Oyj	102,750	1,251,788
Rautaruukki Oyj(a)	134,733	1,045,046
Sanoma Oyj(a)	344,382	2,876,287
Stockmann Oyj Abp Class B(a)	45,786	781,546
Tieto Oyj	80,869	1,726,316
Tikkurila Oyj	39,573	1,055,290
Uponor Oyj	45,000	849,145

Total Finland		19,047,512
France – 2.4%
Akka Technologies	7,742	227,415

Albioma	29,680	596,619
Altamir	163,017	2,151,514
Alten Ltd.	25,513	1,093,055
April	21,134	446,286
Bourbon S.A.	62,319	1,628,956
Etablissements Maurel et Prom	84,829	1,302,733
IPSOS	37,488	1,409,714
Nexans S.A.	7,981	484,374
Nexity S.A.	63,592	2,272,117
Rallye S.A.	66,050	2,414,033
Rubis	28,518	1,802,007
Saft Groupe S.A.	23,113	637,941

Total France		16,466,764
Germany – 3.7%
Aurelius AG	46,460	1,506,230
Bauer AG	237	5,933
BayWa AG	10,983	550,084
Bechtle AG	12,907	659,814
Bertrandt AG	5,145	648,119
CompuGroup Medical AG	22,227	542,780
CropEnergies AG	50,866	430,549
CTS Eventim AG	18,913	834,612
Delticom AG(a)	13,028	734,689
Drillisch AG	116,319	2,804,279
Gerresheimer AG	9,589	574,761
Gerry Weber International AG	23,309	961,555
Gildemeister AG(a)	25,573	697,185
GSW Immobilien AG	37,954	1,668,451
Hamburger Hafen und Logistik AG(a)	50,496	1,242,675
Indus Holding AG	18,686	642,855
Jenoptik AG	25,798	403,692
Leoni AG	27,281	1,660,141
NORMA Group	15,070	726,427
Pfeiffer Vacuum Technology AG	8,435	1,033,333
QSC AG	108,191	585,518
Rheinmetall AG	35,083	2,016,906
Sixt AG	29,522	744,501
SMA Solar Technology AG	18,015	617,576
TAG Immobilien AG	103,638	1,286,877
Takkt AG	40,777	768,354
Wacker Neuson SE(a)	38,073	566,913
Wincor Nixdorf AG	17,661	1,103,539

Total Germany		26,018,348
Hong Kong – 3.4%
China Power International Development Ltd.(a)	5,000,000	1,889,067
China South City Holdings Ltd.	6,306,000	2,016,580
China Travel International Investment Hong Kong	4,396,000	861,611
Chong Hing Bank Ltd.	213,000	904,992
Citic Telecom International Holdings Ltd.	2,014,000	576,530
CSPC Pharmaceutical Group Ltd.	1,528,000	815,706
Dah Chong Hong Holdings Ltd.(a)	1,268,000	1,031,712
Dah Sing Banking Group Ltd.	867,600	1,543,862

See Notes to Financial Statements.

88	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Dah Sing Financial Holdings Ltd.	216,400	$1,247,311
Emperor Watch & Jewellery Ltd.	3,959,869	352,322
Goldlion Holdings Ltd.	1,546,000	753,548
Guotai Junan International Holdings Ltd.	1,219,836	490,756
Kowloon Development Co., Ltd.	1,506,000	1,866,200
Liu Chong Hing Investment	350,000	854,787
Shenzhen Investment Ltd.(a)	5,220,000	2,113,537
Shougang Fushan Resources Group Ltd.(a)	6,386,000	2,149,212
Shun Tak Holdings Ltd.	1,270,000	712,365
Singamas Container Holdings Ltd.	1,740,000	426,297
SinoMedia Holding Ltd.	353,060	306,844
Sun Hung Kai & Co., Ltd.	2,289,000	1,224,909
Vitasoy International Holdings Ltd.	447,364	564,747
Welling Holding Ltd.	1,820,000	335,596
YGM Trading Ltd.	205,000	442,506

Total Hong Kong		23,480,997
Ireland – 1.0%
Aer Lingus Group PLC	452,995	932,059
C&C Group PLC	188,485	1,018,275
FBD Holdings PLC	26,806	540,661
Grafton Group PLC	75,714	715,895
Greencore Group PLC	304,671	727,741
Irish Continental Group PLC	21,246	735,097
Kingspan Group PLC	43,643	728,129
Origin Enterprises PLC	67,007	611,255
UDG Healthcare PLC	133,496	691,787

Total Ireland		6,700,899
Israel – 2.9%
Avgol Industries 1953 Ltd.	411,996	359,649
Babylon Ltd.	53,999	449,481
Clal Industries Ltd.*	103,664	449,818
Clal Insurance Enterprise Holdings Ltd.	182,840	3,302,632
Delek Automotive Systems Ltd.	174,908	2,032,822
Elbit Systems Ltd.	24,433	1,316,583
Elron Electronic Industries Ltd.*	96,238	651,776
Harel Insurance Investments & Financial Services Ltd.	130,642	749,913
Ituran Location and Control Ltd.	33,265	619,827
Jerusalem Economy Ltd.	60,685	609,259
Magic Software Enterprises Ltd.	53,379	367,870
Matrix IT Ltd.	101,991	579,376
Migdal Insurance & Financial Holding Ltd.	734,202	1,228,529
Partner Communications Co., Ltd.*	146,112	1,161,106
Phoenix Holdings Ltd. (The)	355,431	1,315,478
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	11,916	669,134
Shikun & Binui Ltd.	558,345	1,307,503
Shufersal Ltd.	427,316	1,838,453
Strauss Group Ltd.	53,833	946,581

Total Israel		19,955,790
Italy – 4.0%
ACEA SpA	176,854	1,723,670
Ansaldo STS SpA	83,622	774,820

Astaldi SpA	75,456	617,953
ASTM SpA	49,908	614,778
Banca IFIS SpA	61,330	821,062
Brembo SpA	44,786	1,167,630
Cairo Communications SpA	175,359	921,014
Credito Emiliano SpA	225,707	1,376,711
Danieli & C Officine Meccaniche SpA	27,103	781,087
Datalogic SpA	38,906	367,866
ERG SpA	181,249	1,826,615
Geox SpA(a)	184,872	505,509
I.M.A. Industria Macchine Automatiche SpA	42,284	1,238,625
Immobiliare Grande Distribuzione	720,541	768,097
Impregilo SpA	243,803	1,144,524
Indesit Co. SpA	82,420	791,574
Interpump Group SpA	62,938	684,550
Intesa Sanpaolo SpA RSP	1,110,634	1,886,780
Iren SpA	432,568	528,163
Italcementi SpA(a)	65,038	496,098
MARR SpA	90,862	1,236,104
Piaggio & C. SpA	389,848	1,031,161
SAVE SpA	42,530	734,027
Societa Cattolica di Assicurazioni – Societa Cooperativa	63,671	1,419,521
Sogefi SpA	132,929	575,806
Trevi Finanziaria Industriale SpA	32,032	266,882
Unipol Gruppo Finanziario SpA(a)	510,755	2,259,443
Vittoria Assicurazioni SpA	48,119	531,512
Zignago Vetro SpA	87,687	553,843

Total Italy		27,645,425
Japan – 24.4%
77 Bank Ltd. (The)	160,000	787,567
Adastria Holdings Co., Ltd.	12,680	603,471
ADEKA Corp.	53,400	632,365
ADVAN Co., Ltd.	21,900	267,375
Aeon Delight Co., Ltd.(a)	28,000	538,456
Ai Holdings Corp.	28,200	335,957
Aica Kogyo Co., Ltd.	26,300	523,990
Aichi Steel Corp.	117,000	640,296
Aida Engineering Ltd.	4,500	41,228
Airport Facilities Co., Ltd.(a)	62,600	586,925
Akebono Brake Industry Co., Ltd.(a)	74,200	342,549
Akita Bank Ltd. (The)	161,000	434,803
Alpen Co., Ltd.	20,800	432,004
Amano Corp.	50,400	521,335
Anritsu Corp.(a)	45,300	575,223
AOKI Holdings, Inc.	16,200	570,405
Aomori Bank Ltd. (The)(a)	188,000	500,056
Arcs Co., Ltd.(a)	23,200	430,781
Ariake Japan Co., Ltd.	16,900	418,862
Arnest One Corp.	28,400	668,576
Asahi Diamond Industrial Co., Ltd.	38,900	385,729
Asahi Holdings, Inc.	26,400	443,924
Asahi Organic Chemicals Industry Co., Ltd.	166,000	380,637

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	89

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

ASKUL Corp.	19,500	$452,499
Avex Group Holdings, Inc.(a)	17,700	515,893
Awa Bank Ltd. (The)	54,000	292,219
Axell Corp.(a)	20,400	403,322
Azbil Corp.	43,600	1,012,631
Bank of Iwate Ltd. (The)(a)	11,300	544,703
Bank of Nagoya Ltd. (The)	113,000	432,999
Bank of Okinawa Ltd. (The)	8,300	331,154
Bank of Saga Ltd. (The)	205,000	432,459
Bank of the Ryukyus Ltd.(a)	36,400	456,275
Calsonic Kansei Corp.	119,000	636,688
Canon Electronics, Inc.	28,600	527,552
Canon Marketing Japan, Inc.	57,900	769,443
Capcom Co., Ltd.(a)	36,400	700,364
Central Glass Co., Ltd.(a)	136,000	450,446
Chiyoda Co., Ltd.	21,900	465,787
Citizen Holdings Co., Ltd.	98,200	688,526
Coca-Cola West Co., Ltd.	51,800	1,035,208
COMSYS Holdings Corp.	44,000	613,422
CyberAgent, Inc.(a)	22,300	616,332
Daifuku Co., Ltd.(a)	43,500	470,354
Daiichi Jitsugyo Co., Ltd.	4,000	17,569
Daiken Corp.	150,000	428,025
Daikoku Denki Co., Ltd.	12,800	277,067
Daikyo, Inc.	92,000	293,462
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	76,000	332,270
Daio Paper Corp.	48,000	295,949
Daisan Bank Ltd. (The)	239,000	389,707
Daiseki Co., Ltd.	19,400	357,257
Daishi Bank Ltd. (The)	191,000	689,060
DCM Holdings Co., Ltd.	76,000	539,068
Denki Kagaku Kogyo K.K.	277,000	1,078,359
Doshisha Co., Ltd.	23,000	329,090
Doutor Nichires Holdings Co., Ltd.	30,600	537,001
Dunlop Sports Co., Ltd.	37,708	477,667
Earth Chemical Co., Ltd.	17,200	652,943
EDION Corp.(a)	92,300	461,853
Eighteenth Bank Ltd. (The)	195,000	461,045
Eizo Corp.(a)	15,300	395,110
Elematec Corp.	11,300	155,235
EXEDY Corp.	21,800	535,641
Ezaki Glico Co., Ltd.(a)	43,000	407,541
Fancl Corp.(a)	44,500	541,936
FCC Co., Ltd.(a)	20,100	463,350
France Bed Holdings Co., Ltd.	150,000	313,376
FUJI ELECTRONICS Co., Ltd.	25,100	330,744
Fuji Oil Co., Ltd.	28,400	493,473
Fujikura Ltd.(a)	116,000	449,223
Fujimi, Inc.	24,600	331,928
Fujitec Co., Ltd.	37,000	465,304
Fujitsu General Ltd.	25,000	287,898
Fukui Bank Ltd. (The)	172,000	380,372
Fukuyama Transporting Co., Ltd.(a)	115,000	748,892

Furukawa Electric Co., Ltd.	180,000	414,573
Furukawa-Sky Aluminum Corp.(a)	297,616	997,867
GCA Savvian Corp.	12,300	123,470
GMO Internet, Inc.(a)	37,100	482,442
GS Yuasa Corp.(a)	117,000	679,643
Gulliver International Co., Ltd.	37,940	226,963
Gunze Ltd.	224,000	609,508
H2O RETAILING Corp.	54,000	446,859
Hakuto Co., Ltd.(a)	37,200	359,016
Hanwa Co., Ltd.(a)	160,000	756,586
Heiwa Real Estate Co., Ltd.	18,500	340,117
Heiwado Co., Ltd.	26,100	406,429
Higashi-Nippon Bank Ltd. (The)(a)	248,000	588,882
Higo Bank Ltd. (The)	85,000	498,089
Hitachi Koki Co., Ltd.(a)	85,600	676,076
Hitachi Kokusai Electric, Inc.	27,000	324,413
Hitachi Transport System Ltd.	34,400	478,883
Hitachi Zosen Corp.	48,400	379,308
Hogy Medical Co., Ltd.	6,600	365,901
Hokkoku Bank Ltd. (The)(a)	155,000	589,197
Hokuetsu Bank Ltd. (The)	275,000	610,955
Hokuetsu Kishu Paper Co., Ltd.(a)	123,000	581,625
Hokuto Corp.(a)	24,900	451,435
HORIBA Ltd.	13,900	520,586
Hyakugo Bank Ltd. (The)	157,000	646,400
Hyakujushi Bank Ltd. (The)	176,000	699,516
Ichiyoshi Securities Co., Ltd.(a)	17,297	254,189
IDEC Corp.	40,600	381,071
Inaba Denki Sangyo Co., Ltd.	23,300	699,534
Inabata & Co., Ltd.	51,700	497,901
IT Holdings Corp.	28,200	356,074
ITC NETWORKS Corp.	45,000	428,331
Ito En Ltd.(a)	33,700	766,214
Itochu Enex Co., Ltd.	106,700	554,568
Iwatani Corp.	126,000	508,494
Izumi Co., Ltd.	23,500	684,943
Japan Aviation Electronics Industry Ltd.(a)	20,000	230,930
Japan Pulp & Paper Co., Ltd.	150,000	496,815
Japan Vilene Co., Ltd.	46,000	239,083
Japan Wool Textile Co., Ltd. (The)	51,000	402,803
J-Oil Mills, Inc.(a)	135,000	430,624
Jowa Holdings Co., Ltd.(a)	17,800	528,241
Juroku Bank Ltd. (The)	189,000	743,480
KAGA ELECTRONICS Co., Ltd.(a)	38,200	326,622
Kagome Co., Ltd.(a)	27,800	472,848
Kagoshima Bank Ltd. (The)(a)	80,000	546,242
Kaken Pharmaceutical Co., Ltd.	55,000	834,599
Kamigumi Co., Ltd.	68,000	577,957
Kandenko Co., Ltd.(a)	124,000	750,634
Kaneka Corp.	176,000	1,147,924
Kanematsu Electronics Ltd.	34,378	447,396
Kato Sangyo Co., Ltd.	23,700	507,452
Kawasaki Kisen Kaisha Ltd.(a)	218,000	510,981
Keihin Corp.(a)	28,900	464,462

See Notes to Financial Statements.

90	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Keiyo Bank Ltd. (The)	160,000	$841,376
Kitz Corp.	64,100	289,389
Kiyo Holdings, Inc.	425,800	590,153
KOA Corp.	27,600	273,117
KOBAYASHI Pharmaceutical Co., Ltd.	15,000	859,108
Kohnan Shoji Co., Ltd.(a)	29,900	328,176
KOKUYO Co., Ltd.	75,000	583,949
Komeri Co., Ltd.(a)	18,400	451,913
Konaka Co., Ltd.	21,800	206,170
Kose Corp.(a)	21,300	616,479
K's Holdings Corp.(a)	22,200	607,912
Kurabo Industries Ltd.	246,000	416,163
Kureha Corp.	149,000	537,539
KYB Co., Ltd.	70,000	452,280
Kyodo Printing Co., Ltd.	71,000	206,940
KYORIN Holdings, Inc.	34,200	730,181
Kyoto Kimono Yuzen Co., Ltd.	30,600	341,784
Kyowa Exeo Corp.	50,700	597,291
Lintec Corp.	30,100	640,497
Lion Corp.	121,000	737,406
Macromill, Inc.	47,116	284,737
Maeda Corp.	2,000	12,311
Maeda Road Construction Co., Ltd.	27,000	448,234
Makino Milling Machine Co., Ltd.	33,000	233,396
Mandom Corp.	13,800	482,385
Mars Engineering Corp.(a)	19,400	374,655
Maruha Nichiro Holdings, Inc.	205,000	388,586
Marusan Securities Co., Ltd.	42,500	355,592
Matsumotokiyoshi Holdings Co., Ltd.	22,100	715,083
Meitec Corp.(a)	29,800	858,847
Mie Bank Ltd. (The)	208,000	430,308
Mimasu Semiconductor Industry Co., Ltd.	35,100	309,059
Minebea Co., Ltd.(a)	154,000	784,713
Mito Securities Co., Ltd.	51,000	274,425
Mitsubishi Shokuhin Co.,Ltd.	21,300	583,918
Mitsuboshi Belting Ltd.	62,000	329,192
Mitsui Engineering & Shipbuilding Co., Ltd.	321,000	657,539
Mitsui Mining & Smelting Co., Ltd.	183,000	531,516
MITSUI-SOKO Co., Ltd.(a)	48,000	267,577
Miura Co., Ltd.	18,500	509,610
Miyazaki Bank Ltd. (The)	128,000	392,642
Mizuno Corp.(a)	60,000	359,541
Mochida Pharmaceutical Co., Ltd.	8,800	576,652
Modec, Inc.	8,400	263,236
Monex Group, Inc.(a)	88,000	369,488
Morinaga & Co., Ltd.	236,000	507,475
Morinaga Milk Industry Co., Ltd.	167,000	527,592
Moshi Moshi Hotline, Inc.(a)	60,700	708,914
Musashi Seimitsu Industry Co., Ltd.(a)	14,800	377,975
Musashino Bank Ltd. (The)	17,700	646,670
Nachi-Fujikoshi Corp.(a)	55,000	306,599
Nagaileben Co., Ltd.	23,700	384,755
Nagase & Co., Ltd.	54,700	695,143
Nanto Bank Ltd. (The)(a)	123,000	495,134

NEC Fielding Ltd.	50,200	588,331
NEC Networks & System Integration Corp.	23,600	571,210
NET One Systems Co., Ltd.(a)	77,046	583,390
NICHIAS Corp.	55,000	370,497
Nichicon Corp.(a)	27,300	300,752
Nichii Gakkan Co.	38,600	386,295
Nichi-Iko Pharmaceutical Co., Ltd.(a)	17,000	396,739
Nichirei Corp.	140,000	761,885
NIDEC COPAL ELECTRONICS Corp.	58,500	304,051
Nidec Corp.(a)	4,233	349,425
Nifco, Inc.(a)	24,800	663,187
Nihon Kohden Corp.	15,500	634,217
Nihon Parkerizing Co., Ltd.	19,000	388,810
Nihon Unisys Ltd.	38,200	328,958
Nikkiso Co., Ltd.(a)	1,000	10,527
Nippo Corp.	21,000	359,969
Nippon Beet Sugar Manufacturing Co., Ltd.	222,000	414,023
Nippon Coke & Engineering Co., Ltd.	301,000	420,250
Nippon Flour Mills Co., Ltd.	121,000	607,929
Nippon Kayaku Co., Ltd.	58,000	834,018
Nippon Konpo Unyu Soko Co., Ltd.(a)	36,800	644,305
Nippon Shinyaku Co., Ltd.	20,000	344,866
Nippon Shokubai Co., Ltd.	59,000	684,250
Nippon Steel Trading Co., Ltd.(a)	10,000	34,650
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	29,000	276,627
Nippon Valqua Industries Ltd.(a)	195,000	546,497
Nishimatsu Construction Co., Ltd.	132,000	383,389
Nishi-Nippon City Bank Ltd. (The)	353,000	960,520
Nishi-Nippon Railroad Co., Ltd.(a)	136,000	530,833
Nissan Chemical Industries Ltd.(a)	67,800	1,020,541
Nisshin Oillio Group Ltd. (The)(a)	139,000	483,047
Nisshinbo Holdings, Inc.	66,000	544,143
Nissin Electric Co., Ltd.	34,000	182,604
Nissin Kogyo Co., Ltd.	28,100	533,220
Nitto Boseki Co., Ltd.	92,000	388,158
Nitto Kogyo Corp.	20,400	340,329
Noevir Holdings Co., Ltd.	24,000	410,415
NOF Corp.	81,000	520,876
NORITAKE Co., Ltd.(a)	153,000	406,961
Noritz Corp.	21,300	459,103
NS Solutions Corp.(a)	27,700	545,390
Ogaki Kyoritsu Bank Ltd. (The)	206,000	594,120
Oita Bank Ltd. (The)	124,000	408,173
Okamura Corp.	45,000	309,554
Okinawa Electric Power Co., Inc. (The)	6,400	221,106
OKUMA Corp.(a)	39,000	338,629
OKUMURA Corp.	128,000	555,699
Onward Holdings Co., Ltd.	111,000	977,366
OSG Corp.	34,400	601,233
PACK Corp. (The)	25,500	466,731
PAL Co., Ltd.	11,100	277,825
Paltac Corp.	36,195	499,445
PanaHome Corp.	83,000	546,425

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	91

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Paramount Bed Holdings Co., Ltd.	10,239	$320,865
Parco Co., Ltd.	42,900	431,951
Pigeon Corp.(a)	13,000	638,573
Plenus Co., Ltd.	38,100	734,238
Pola Orbis Holdings, Inc.	16,858	604,740
Press Kogyo Co., Ltd.(a)	45,000	198,573
Relo Holdings, Inc.	8,313	371,491
Rengo Co., Ltd.	146,000	804,953
Resorttrust, Inc.(a)	21,100	756,912
RIKEN Corp.	79,000	335,725
Riso Kagaku Corp.	14,281	334,012
Riso Kyoiku Co., Ltd.(a)	41,953	329,211
Round One Corp.	72,800	420,663
Ryobi Ltd.	82,000	368,530
Ryoden Trading Co., Ltd.	52,000	360,357
Ryohin Keikaku Co., Ltd.(a)	6,600	596,606
Ryosan Co., Ltd.(a)	25,500	465,952
SAIBUGAS Co., Ltd.(a)	227,078	553,087
San-Ai Oil Co., Ltd.	80,000	346,497
Sanden Corp.(a)	84,000	379,231
San-In Godo Bank Ltd. (The)	59,000	458,171
Sankyo Seiko Co., Ltd.	90,800	316,470
Sankyu, Inc.	167,000	551,419
Sanwa Holdings Corp.	85,000	518,013
Sanyo Chemical Industries Ltd.	60,000	413,350
Sanyo Shokai Ltd.	3,000	7,796
Sapporo Holdings Ltd.	179,000	777,111
Sato Holdings Corp.(a)	18,900	386,186
Sawai Pharmaceutical Co., Ltd.(a)	9,000	631,949
Seino Holdings Corp.	52,000	529,936
Senko Co., Ltd.(a)	69,000	347,373
Senshu Ikeda Holdings, Inc.	157,454	811,941
Senshukai Co., Ltd.	40,500	364,861
Shiga Bank Ltd. (The)	76,000	431,409
Shikoku Bank Ltd. (The)	152,000	350,084
Shimachu Co., Ltd.	26,800	664,777
Shinko Electric Industries Co., Ltd.(a)	46,500	487,154
Shinko Plantech Co., Ltd.	47,700	398,614
SHIP HEALTHCARE HOLDINGS, Inc.	8,784	342,408
Showa Corp.(a)	35,400	475,487
Sinanen Co., Ltd.	133,000	519,124
Sotetsu Holdings, Inc.(a)	169,000	649,304
Square Enix Holdings Co., Ltd.(a)	59,600	944,489
SRA Holdings, Inc.	39,200	445,831
St. Marc Holdings Co., Ltd.	8,200	414,492
Star Micronics Co., Ltd.	34,900	342,153
Start Today Co., Ltd.(a)	21,828	615,077
Starzen Co., Ltd.	140,000	393,783
Studio Alice Co., Ltd.	300	3,938
Sugi Holdings Co., Ltd.	12,100	519,144
Sumitomo Bakelite Co., Ltd.(a)	155,000	560,764
Sumitomo Osaka Cement Co., Ltd.	156,000	627,975
Sumitomo Warehouse Co., Ltd. (The)	77,000	478,675
Systena Corp.	41,300	317,773

Tadano Ltd.	23,000	294,634
Taikisha Ltd.	17,300	412,908
Taiyo Holdings Co., Ltd.(a)	18,200	565,707
Taiyo Yuden Co., Ltd.(a)	18,000	234,252
Takara Standard Co., Ltd.	59,000	475,608
Takasago Thermal Engineering Co., Ltd.(a)	70,100	595,091
Takata Corp.(a)	24,800	624,265
Tamron Co., Ltd.(a)	18,300	403,952
T-Gaia Corp.	61,900	639,660
TKC Corp.(a)	23,300	402,482
TOA Corp.(a)	32,000	269,045
TOAGOSEI Co., Ltd.	156,000	694,747
Toda Corp.	136,000	465,692
Toho Bank Ltd. (The)	159,000	489,355
Toho Holdings Co., Ltd.	18,000	328,357
Tokai Carbon Co., Ltd.	147,000	509,350
Tokai Rika Co., Ltd.	31,000	655,857
Tokai Rubber Industries Ltd.(a)	46,700	454,507
Tokai Tokyo Financial Holdings, Inc.(a)	140,001	1,168,518
Token Corp.	5,400	299,373
Tokuyama Corp.(a)	64,000	249,804
TOKYO DOME Corp.	34,000	265,763
TOKYOTOKEIBA Co., Ltd.(a)	55,000	266,242
TOMONY Holdings, Inc.(a)	111,090	437,001
TOMY Co., Ltd.(a)	69,300	319,928
Toppan Forms Co., Ltd.(a)	66,900	653,149
Topy Industries Ltd.	164,000	362,680
Toshiba Machine Co., Ltd.	6,000	31,001
Toshiba Plant Systems & Services Corp.	20,000	331,618
Toshiba TEC Corp.	86,000	529,366
TOSOH Corp.	208,000	856,377
Toyo Ink SC Holdings Co., Ltd.	167,000	867,975
Toyo Kohan Co., Ltd.	78,000	298,884
Toyo Securities Co., Ltd.	64,000	230,889
Toyo Tire & Rubber Co., Ltd.	71,000	427,628
Toyobo Co., Ltd.	410,000	785,529
Tsubakimoto Chain Co.	5,000	34,854
Tsumura & Co.(a)	28,800	844,702
Tsuruha Holdings, Inc.	6,000	529,529
TV Asahi Corp.	30,100	699,394
Ube Industries, Ltd.	618,000	1,165,147
Unipres Corp.	16,600	351,709
United Arrows Ltd.	12,300	517,697
UNY Group Holdings Co., Ltd.	158,200	1,020,541
USHIO, Inc.	43,200	534,910
Valor Co., Ltd.	20,600	312,175
Wacoal Holdings Corp.	77,000	820,810
Wacom Co., Ltd.(a)	36,500	349,284
Xebio Co., Ltd.(a)	19,000	428,698
Yachiyo Bank Ltd. (The)(a)	8,300	249,190
Yamazen Corp.(a)	60,700	394,047
Yodogawa Steel Works Ltd.	96,000	423,623
Yokohama Reito Co., Ltd.	47,000	387,496
Yuasa Trading Co., Ltd.	231,000	466,120

See Notes to Financial Statements.

92	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

ZENRIN Co., Ltd.	30,000	$336,917
Zensho Holdings Co., Ltd.(a)	44,400	515,379
ZERIA Pharmaceutical Co., Ltd.(a)	25,300	550,476

Total Japan		169,215,261
Netherlands – 1.2%
Amsterdam Commodities N.V.	30,234	646,840
Arcadis N.V.	33,648	962,877
BE Semiconductor Industries N.V.	40,825	493,055
BinckBank N.V.	108,632	995,821
Brunel International N.V.	14,377	773,592
CSM	63,789	1,545,630
Koninklijke BAM Groep N.V.(a)	130,622	702,315
Koninklijke Ten Cate N.V.	16,773	473,395
TKH Group N.V.	28,538	855,279
Unit 4 N.V.	12,994	509,211
USG People N.V.	44,053	429,353

Total Netherlands		8,387,368
New Zealand – 2.9%
Air New Zealand Ltd.	1,026,974	1,295,881
Chorus Ltd.(a)	1,100,284	2,474,352
EBOS Group Ltd.(a)	61,927	521,980
Fisher & Paykel Healthcare Corp., Ltd.	569,709	1,717,729
Freightways Ltd.	180,543	634,579
Infratil Ltd.	748,280	1,542,525
Kathmandu Holdings Ltd.(a)	241,528	663,857
Mainfreight Ltd.	60,585	574,754
Nuplex Industries Ltd.(a)	303,940	875,905
NZX Ltd.	362,742	383,702
PGG Wrightson Ltd.	1,962,280	621,066
Port of Tauranga Ltd.	72,680	838,412
Restaurant Brands New Zealand Ltd.	200,532	474,346
Sky Network Television Ltd.	499,478	2,421,209
SKYCITY Entertainment Group Ltd.	728,309	2,432,501
TOWER Ltd.	292,604	438,678
Trade Me Ltd.	374,933	1,424,005
Warehouse Group Ltd. (The)	352,426	1,074,341

Total New Zealand		20,409,822
Norway – 1.5%
Atea ASA	197,372	2,075,700
Austevoll Seafood ASA	155,874	868,235
Borregaard ASA	91,349	396,427
Cermaq ASA(a)	18,789	328,028
Ekornes ASA	25,839	438,222
Kvaerner ASA(a)	631,065	1,039,839
Leroey Seafood Group ASA	51,531	1,460,870
SpareBank 1 SMN	90,913	690,813
Tomra Systems ASA	64,431	605,288
Veidekke ASA	138,019	1,073,998
Wilh. Wilhelmsen ASA Class B	172,538	1,635,227

Total Norway		10,612,647

Portugal – 0.9%
Mota-Engil, SGPS, S.A.	200,950	797,007
Semapa – Sociedade de Investimento e Gestao, SGPS, S.A.	60,539	568,724
Sonae	1,666,111	2,079,417
Sonaecom, SGPS, S.A.	598,050	1,662,817
ZON OPTIMUS, SGPS, S.A.(a)	213,139	1,269,469

Total Portugal		6,377,434
Singapore – 4.0%
Ascendas Hospitality Trust	1,659,000	1,031,297
Baker Technology Ltd.	1,307,406	286,540
Boustead Singapore Ltd.	501,000	549,014
Chip Eng Seng Corp., Ltd.(a)	862,000	474,023
Cityspring Infrastructure Trust	3,379,655	1,265,940
Cosco Corp. Singapore Ltd.(a)	1,565,000	979,099
CSE Global Ltd.	687,000	492,768
Dyna-Mac Holdings Ltd.	1,917,561	618,938
Far East Hospitality Trust	1,461,000	1,065,403
Fragrance Group Ltd.	2,777,851	498,120
Goodpack Ltd.	317,000	437,067
GuocoLand Ltd.	485,000	811,716
Ho Bee Investment Ltd.	510,000	849,492
Hotel Properties Ltd.	275,000	675,035
Hyflux Ltd.	516,000	495,541
K1 Ventures Ltd.	6,988,000	1,169,540
K-Green Trust(a)	1,173,594	944,674
Low Keng Huat (Singapore) Ltd.	1,184,897	632,701
OSIM International Ltd.(a)	754,000	1,159,769
Oxley Holdings Ltd.	1,443,000	419,761
Pan-United Corp., Ltd.	643,000	461,207
Petra Foods Ltd.	184,000	507,384
QAF Ltd.	671,293	476,151
Raffles Medical Group Ltd.	203,000	509,623
Rickmers Maritime	1,829,000	415,433
Saizen	4,054,000	594,490
Sinarmas Land Ltd.	454,000	200,813
Singapore Post Ltd.(a)	1,997,000	2,013,313
SMRT Corp., Ltd.	1,421,000	1,460,921
Stamford Land Corp., Ltd.	1,669,000	744,881
Super Group Ltd.	210,000	709,623
UMS Holdings Ltd.	1,045,395	433,238
United Engineers Ltd.(a)	290,000	411,397
Venture Corp., Ltd.	405,000	2,462,762
Wee Hur Holdings Ltd.	1,602,000	440,478
Wing Tai Holdings Ltd.	705,000	1,151,823

Total Singapore		27,849,975
Spain – 1.0%
Abengoa S.A. Class B(a)	451,979	1,315,417
Almirall S.A.	60,832	770,752
Atresmedia Corp de Medios de Comunicaion S.A.	103,029	1,326,315
Caja de Ahorros del Mediterraneo*(a)	46,484	84,317
Cie Automotive S.A.	58,642	584,243

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	93

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Duro Felguera S.A.	245,358	$1,680,573
Ence Energia y Celulosa S.A.	184,945	645,905
Faes Farma S.A.(a)	102,493	330,200
Pescanova, S.A.*†	7,082	0

Total Spain		6,737,722
Sweden – 5.2%
AarhusKarlshamn AB	13,759	860,058
AF AB Class B	24,889	813,733
Atrium Ljungberg AB Class B	106,388	1,419,478
Axis Communications AB(a)	42,939	1,351,057
B&B Tools AB Class B	26,703	373,121
Bilia AB Class A	34,650	753,894
BillerudKorsnas AB(a)	147,140	1,485,580
BioGaia AB Class B	16,763	636,791
Byggmax Group AB	81,247	573,008
Clas Ohlson AB Class B(a)	70,666	1,130,440
Concentric AB	35,888	400,891
Duni AB	68,339	723,491
Fabege AB	178,935	1,977,921
Gunnebo AB	72,465	420,816
Hexpol AB	11,724	828,680
Hoganas AB Class B	23,349	1,225,049
Holmen AB Class B	63,414	2,040,708
Indutrade AB	24,567	956,197
Intrum Justitia AB	56,509	1,513,218
JM AB	81,080	2,360,536
Kungsleden AB	97,236	649,441
Loomis AB Class B	49,705	1,094,994
Mekonomen AB	26,604	911,224
NCC AB Class B	93,093	2,772,601
New Wave Group AB Class B	58,944	321,191
Nibe Industrier AB Class B	38,971	742,640
Nobia AB	50,221	402,669
Nolato AB Class B	34,499	574,706
Peab AB(a)	260,760	1,560,151
Ratos AB Class B(a)	285,877	2,663,782
SSAB AB Class A(a)	163,682	1,069,026
Wihlborgs Fastigheter AB	85,067	1,367,435

Total Sweden		35,974,527
Switzerland – 2.3%
Ascom Holding AG*	32,788	480,443
Basilea Pharmaceutica AG*	15,214	1,312,349
EFG International AG*	30,391	425,155
Georg Fischer AG*	2,720	1,655,914
Implenia AG*	11,477	691,730
Kudelski S.A.	23,153	314,937
Logitech International S.A.(a)	498,448	4,387,776
Mobilezone Holding AG	68,858	750,071
Nobel Biocare Holding AG*	47,900	707,177
Swissquote Group Holding S.A.	10,446	397,970
Tecan Group AG	4,517	477,051
Temenos Group AG*	20,844	512,888
Valiant Holding AG	7,747	762,063

Vontobel Holding AG	57,539	2,239,837
Zehnder Group AG	11,096	494,519

Total Switzerland		15,609,880
United Kingdom – 15.6%
A.G. BARR PLC	57,680	492,722
Abcam PLC	79,277	649,608
African Barrick Gold PLC(a)	823,279	2,186,476
Alent PLC	97,508	560,561
Bank of Georgia Holdings PLC(a)	31,578	987,974
BBA Aviation PLC	333,131	1,645,390
Berendsen PLC	119,836	1,761,116
Betfair Group PLC	34,144	568,410
Bodycote PLC	92,971	978,622
Bovis Homes Group PLC	39,843	463,911
Brammer PLC	82,433	612,394
Brewin Dolphin Holdings PLC	213,684	936,729
Britvic PLC	200,071	1,854,870
Cable & Wireless Communications PLC	4,096,908	2,629,264
Carillion PLC	615,351	3,116,052
Carphone Warehouse Group PLC	230,133	880,450
Chemring Group PLC	148,951	732,799
Chesnara PLC	210,295	916,084
Chime Communications PLC	79,012	385,775
Cineworld Group PLC	148,754	915,390
Computacenter PLC	115,142	996,633
Costain Group PLC	88,722	380,024
Cranswick PLC	32,872	623,889
CSR PLC	62,816	523,880
Dairy Crest Group PLC	142,084	1,048,063
Darty PLC	398,889	445,713
De La Rue PLC	90,394	1,454,325
Debenhams PLC	1,108,495	1,834,588
Dechra Pharmaceuticals PLC	39,488	459,138
Development Securities PLC	127,516	407,836
Devro PLC	110,735	581,907
Diploma PLC	72,372	765,310
Domino Printing Sciences PLC	81,515	844,834
Domino's Pizza Group PLC	82,196	777,351
E2V Technologies PLC	205,805	491,589
Electrocomponents PLC	482,701	2,157,452
Elementis PLC	225,742	876,263
EMIS Group PLC	30,378	331,568
Euromoney Institutional Investor PLC	64,663	1,214,696
F&C Asset Management PLC	463,694	737,389
Fenner PLC	134,060	864,913
Ferrexpo PLC	371,958	1,067,361
Fidessa Group PLC	18,609	599,092
Galliford Try PLC	62,551	1,053,468
Genus PLC	17,892	414,912
Go-Ahead Group PLC	52,677	1,431,419
Greggs PLC	123,827	849,425
Halfords Group PLC	327,772	2,089,204
Hansteen Holdings PLC	584,668	937,343

See Notes to Financial Statements.

94	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2013

Investments	Shares	Value

Hays PLC	983,402	$1,885,544
Helical Bar PLC	107,991	519,395
Hill & Smith Holdings PLC	89,165	678,651
Hilton Food Group Ltd.	72,883	509,285
Home Retail Group PLC	444,571	1,210,216
Homeserve PLC	268,278	1,116,534
Hunting PLC	81,736	1,055,597
Huntsworth PLC	428,488	449,296
Interserve PLC	114,870	1,044,504
ITE Group PLC	130,140	572,815
James Fisher & Sons PLC	25,156	431,411
James Halstead PLC(a)	99,501	472,922
JD Wetherspoon PLC	60,418	714,727
John Menzies PLC	54,999	712,968
Kcom Group PLC	649,557	957,222
Keller Group PLC	35,554	598,216
Kier Group PLC	59,651	1,628,655
Laird PLC	348,073	1,242,327
Lookers PLC	238,950	481,760
Low & Bonar PLC	7,984	9,600
Marshalls PLC	239,876	694,363
Marston's PLC	600,921	1,469,428
Michael Page International PLC	175,114	1,396,062
Micro Focus International PLC	133,297	1,636,227
Mitie Group PLC	281,476	1,348,777
Moneysupermarket.com Group PLC	479,915	1,176,641
Morgan Advanced Materials PLC	221,335	1,115,433
Morgan Sindall Group PLC	51,480	625,250
N. Brown Group PLC	190,123	1,616,396
National Express Group PLC	471,970	1,958,921
NCC Group PLC	167,717	402,648
NMC Health PLC	57,470	304,236
Novae Group PLC	79,088	644,217
Pace PLC	95,385	392,190
Photo-Me International PLC	323,414	586,585
Polar Capital Holdings PLC	66,896	464,741
Premier Farnell PLC	455,181	1,601,024
QinetiQ Group PLC	221,154	686,190
Rank Group PLC	247,118	616,281
Renishaw PLC	39,825	1,162,801
Restaurant Group PLC	113,912	981,375
Ricardo PLC	56,728	509,852
RPC Group PLC	141,290	1,041,062
RPS Group PLC	146,141	634,250
Savills PLC	70,006	700,612
Senior PLC	159,435	698,143
Shanks Group PLC	423,019	637,084
SIG PLC	232,503	699,565
Smiths News PLC	279,970	929,436
Spirent Communications PLC	251,577	519,847
Spirit Pub Co. PLC	514,805	596,077
ST Modwen Properties PLC	90,140	443,757
St. Ives PLC	149,365	419,060
Sthree PLC	125,109	720,248

Synergy Health PLC	25,132	446,058
Synthomer PLC	229,383	884,453
Ted Baker PLC	20,635	640,591
Telecom Plus PLC	41,360	847,946
TT electronics PLC	149,135	467,320
Tullett Prebon PLC	303,521	1,701,648
Ultra Electronics Holdings PLC	32,943	1,007,741
Unite Group PLC	76,509	489,276
UTV Media PLC	252,348	756,006
Vesuvius PLC	266,568	1,928,746
Vitec Group PLC (The)	49,073	541,580
WH Smith PLC	114,274	1,530,407
Workspace Group PLC	103,304	759,498
WS Atkins PLC	69,625	1,318,055

Total United Kingdom		108,573,931
TOTAL COMMON STOCKS (Cost: $564,143,567)		689,147,661
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Europe SmallCap Dividend Fund(b)	1,913	96,568
WisdomTree Japan SmallCap Dividend Fund(a)(b)	1,552	79,494

TOTAL EXCHANGE-TRADED FUNDS (Cost: $157,109)		176,062
RIGHTS – 0.0%
Australia – 0.0%
Domino’s Pizza Enterprises Ltd., expiring 10/06/13*
(Cost: $0)	10,748	29,647
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 14.6%
United States – 14.6%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $101,072,848)(d)	101,072,848	101,072,848
TOTAL INVESTMENTS IN SECURITIES – 113.9% (Cost: $665,373,524)(e)		790,426,218
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (13.9)%		(96,281,948)

NET ASSETS – 100.0%		$694,144,270

RSP - Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $94,431,973 and the total market value of the collateral held by the Fund was $101,072,848.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	95

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.5%
Brazil – 13.0%
AES Tiete S.A.	371,997	$3,318,820
Autometal S.A.	398,244	3,334,727
Banco do Brasil S.A.	10,142,140	117,775,575
Banco Santander Brasil S.A.	8,248,500	55,359,309
BM&F Bovespa S.A.	4,107,217	22,841,961
Brasil Brokers Participacoes S.A.	951,725	2,458,354
Brasil Insurance Participacoes e Administracao S.A.	440,103	3,934,345
Centrais Eletricas Brasileiras S.A.	5,716,600	16,050,291
Cia Energetica de Minas Gerais	1,476,681	12,245,696
Cia Siderurgica Nacional S.A.	7,005,300	29,770,283
Cia. Hering	503,832	7,613,894
CPFL Energia S.A.	3,174,180	27,648,683
EDP – Energias do Brasil S.A.	590,181	3,197,405
Eternit S.A.	136,195	582,456
Grendene S.A.	767,955	6,810,014
Helbor Empreendimentos S.A.	943,000	3,960,850
Light S.A.	1,667,339	14,178,804
Mahle-Metal Leve S.A. Industria E Comercio	450,700	5,466,589
Multiplus S.A.	526,200	6,098,677
Natura Cosmeticos S.A.	1,037,821	23,077,711
Oi S.A.	2,436,700	4,958,672
Porto Seguro S.A.	795,200	10,002,291
Rodobens Negocios Imobiliarios S.A.	301,800	1,971,282
Santos Brasil Participacoes S.A.	555,526	6,603,274
Tim Participacoes S.A.	5,246,600	24,229,037
Tractebel Energia S.A.	2,533,400	41,687,492
Transmissora Alianca de Energia Eletrica S.A.	1,416,600	13,554,763
UNICASA Industria de Moveis S.A.	609,200	1,581,804
Vale S.A.	11,532,000	178,519,225

Total Brazil		648,832,284
Chile – 1.9%
Administradora de Fondos de Pensiones Provida S.A.	673,315	4,106,844
Aguas Andinas S.A. Class A	17,563,026	12,136,136
Banco de Chile	220,043,822	33,168,877
Banco Santander Chile	428,999,712	28,075,797
Empresas Iansa S.A.	41,681,000	1,772,162
ENTEL Chile S.A.	294,839	4,777,935
Grupo Security S.A.	2,550,773	888,900
Inversiones Aguas Metropolitanas S.A.	4,843,564	9,210,109
Inversiones La Construccion S.A.	220,795	3,335,931

Total Chile		97,472,691
China – 16.9%
Agricultural Bank of China Ltd. Class H	76,884,000	35,392,724
Anhui Expressway Co., Ltd Class H	2,322,824	1,257,985
Bank of China Ltd. Class H	221,447,639	101,084,394
Beijing Capital Land Ltd. Class H	6,338,000	2,255,647
China BlueChemical Ltd. Class H	11,524,000	6,790,930
China CITIC Bank Corp., Ltd. Class H	23,367,485	12,112,891

China Coal Energy Co., Ltd. Class H(a)	12,585,000	7,529,758
China Communications Construction Co., Ltd. Class H	26,533,000	20,938,597
China Construction Bank Corp. Class H	301,928,500	232,427,889
China Merchants Bank Co., Ltd. Class H	11,426,432	20,774,929
China Minsheng Banking Corp., Ltd. Class H(a)	12,025,874	14,374,945
China Petroleum & Chemical Corp. Class H	78,995,200	61,829,992
China Shenhua Energy Co., Ltd. Class H	8,982,000	27,333,475
Chongqing Machinery & Electric Co., Ltd. Class H	19,610,000	2,427,497
Chongqing Rural Commercial Bank Class H	23,954,885	11,552,487
Dalian Port PDA Co., Ltd. Class H	5,868,000	1,324,152
Datang International Power Generation Co., Ltd. Class H	7,232,350	3,189,447
Guangzhou Automobile Group Co., Ltd. Class H	4,144,000	4,493,922
Guangzhou R&F Properties Co., Ltd. Class H	10,197,958	15,937,700
Hainan Meilan International Airport Co., Ltd. Class H	622,000	607,150
Industrial & Commercial Bank of China Class H	245,655,275	171,369,353
Jiangsu Expressway Co., Ltd. Class H	1,336,906	1,577,363
Jiangxi Copper Co., Ltd. Class H(a)	3,973,000	7,807,524
PetroChina Co., Ltd. Class H	47,368,000	52,283,976
Shenzhen Expressway Co., Ltd. Class H	4,044,000	1,538,307
Sichuan Expressway Co., Ltd. Class H	6,374,000	1,841,068
Zhaojin Mining Industry Co., Ltd. Class H(a)	7,430,000	6,610,704
Zhejiang Expressway Co., Ltd. Class H(a)	15,952,398	14,687,030
Zijin Mining Group Co., Ltd. Class H(a)	29,308,000	7,029,249

Total China		848,381,085
Czech Republic – 1.9%
CEZ AS	2,207,975	57,022,858
Komercni Banka AS	117,031	26,019,953
Telefonica Czech Republic AS*(a)	881,831	13,984,470

Total Czech Republic		97,027,281
Hong Kong – 0.0%
Baoye Group Co., Ltd. Class H	616,000	409,864
Hungary – 0.1%
Magyar Telekom Telecommunications PLC(a)	3,846,018	5,355,809
Indonesia – 1.8%
PT Aneka Tambang Persero Tbk	14,385,597	1,764,037
PT Astra Agro Lestari Tbk	1,785,286	3,006,311
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	19,217,500	1,493,588
PT Bank Pembangunan Daerah Jawa Timur Tbk	19,919,000	619,243
PT Berau Coal Energy Tbk*	47,875,500	793,791
PT Harum Energy Tbk	13,877,000	3,235,570
PT Hexindo Adiperkasa Tbk	2,796,500	911,640
PT Indika Energy Tbk	15,292,166	977,220
PT Indo Tambangraya Megah Tbk	7,514,000	17,065,475
PT Matahari Putra Prima Tbk	15,792,500	2,795,736

See Notes to Financial Statements.

96	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2013

Investments	Shares	Value

PT Perusahaan Gas Negara Persero Tbk	53,180,108	$23,880,532
PT Semen Indonesia Persero Tbk	11,731,000	13,169,516
PT Tambang Batubara Bukit Asam Tbk	7,941,000	8,743,329
PT United Tractors Tbk	7,459,000	10,499,283

Total Indonesia		88,955,271
Malaysia – 4.4%
Axis Real Estate Investment Trust	386,500	404,346
Batu Kawan Bhd	140,714	798,653
Boustead Holdings Bhd	1,516,331	2,414,406
British American Tobacco Malaysia Bhd	725,697	14,293,526
Carlsberg Brewery Malaysia Bhd	1,417,613	5,566,942
DiGi.Com Bhd	15,541,747	23,173,152
Gas Malaysia Bhd	455,200	492,976
Guinness Anchor Bhd	69,726	367,508
HAP Seng Consolidated Bhd	14,182,100	10,181,351
JCY International Bhd	15,273,800	2,952,138
Lafarge Malayan Cement Bhd	2,950,127	8,525,908
Malayan Banking Bhd	25,628,125	77,367,925
Maxis Bhd	22,836,862	49,043,729
Media Prima Bhd	8,304,331	6,904,352
OSK Holdings Bhd	1,293,000	654,533
Padini Holdings Bhd	761,100	410,964
Parkson Holdings Bhd	2,797,000	3,295,131
POS Malaysia Bhd	306,800	508,274
Star Publications Malaysia Bhd	2,080,700	1,532,039
Telekom Malaysia Bhd	7,388,400	11,877,655
United Plantations Bhd	74,011	603,986

Total Malaysia		221,369,494
Philippines – 1.3%
Aboitiz Power Corp.	15,021,506	10,867,649
Globe Telecom, Inc.	393,828	14,472,320
Philippine Long Distance Telephone Co.	502,484	34,368,336
Semirara Mining Corp.	633,388	3,491,344

Total Philippines		63,199,649
Poland – 5.6%
Asseco Poland S.A.(a)	225,562	3,516,209
Bank Pekao S.A.(a)	578,483	33,079,999
Jastrzebska Spolka Weglowa S.A.(a)	464,684	10,904,406
KGHM Polska Miedz S.A.(a)	1,984,465	78,386,844
PGE S.A.	9,733,046	51,884,634
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,914,077	22,749,402
Powszechny Zaklad Ubezpieczen S.A.(a)	203,412	27,636,402
Synthos S.A.(a)	5,559,057	8,494,859
Tauron Polska Energia S.A.(a)	3,770,225	5,785,481
Telekomunikacja Polska S.A.(a)	12,458,552	33,127,016
TVN S.A.(a)	413,043	1,868,386
Warsaw Stock Exchange	341,324	4,161,714

Total Poland		281,595,352
Russia – 19.9%
Gazprom OAO ADR(a)	33,353,894	293,847,913
Lukoil OAO ADR	2,122,713	134,603,486

MegaFon OAO GDR(a)	2,029,564	71,542,131
MMC Norilsk Nickel OJSC ADR(a)	7,621,519	109,978,519
Mobile Telesystems OJSC ADR	2,632,307	58,595,154
Phosagro OAO Reg S GDR(a)	1,323,017	13,388,932
Rosneft Oil Co. Reg S GDR(a)	30,558,704	247,525,502
Tatneft ADR(a)	867,679	33,969,633
Uralkali OJSC Reg S GDR(a)	1,213,360	31,547,360

Total Russia		994,998,630
South Africa – 9.0%
Acucap Properties Ltd.	472,534	2,106,359
African Bank Investments Ltd.(a)	1,786,875	2,965,178
Barclays Africa Group Ltd.(a)	872,483	12,778,934
Cashbuild Ltd.	78,014	1,158,534
Coronation Fund Managers Ltd.	669,126	4,561,127
DRDGOLD Ltd.	886,010	515,032
FirstRand Ltd.(a)	9,716,177	32,343,006
Foschini Group Ltd. (The)(a)	660,128	6,825,778
JD Group Ltd.(a)	1,778,234	5,530,615
Kumba Iron Ore Ltd.(a)	982,795	45,312,819
Lewis Group Ltd.	663,601	4,307,843
Liberty Holdings Ltd.	484,478	5,632,485
MMI Holdings Ltd.(a)	4,334,367	10,508,861
MTN Group Ltd.	4,580,343	89,206,034
Nampak Ltd.	1,538,507	4,771,264
Nedbank Group Ltd.(a)	1,037,049	21,073,310
Ppc Ltd.(a)	2,004,886	6,016,401
Rebosis Property Fund Ltd.	844,172	985,619
Resilient Property Income Fund Ltd.	490,851	2,620,148
Reunert Ltd.	845,872	6,107,173
SA Corporate Real Estate Fund Nominees Pty Ltd.	4,879,907	1,939,598
Sasol Ltd.(a)	1,339,340	63,738,677
Spar Group Ltd. (The)	431,648	5,198,434
Standard Bank Group Ltd.(a)	3,004,323	35,787,678
Truworths International Ltd.(a)	1,007,491	9,009,980
Vodacom Group Ltd.(a)	5,694,748	70,422,197

Total South Africa		451,423,084
South Korea – 2.2%
Daishin Securities Co., Ltd.	187,090	1,612,072
Dongkuk Steel Mill Co., Ltd.(a)	570,110	7,851,330
Hanmi Semiconductor Co., Ltd.	55,070	576,488
Hite Jinro Co., Ltd.	59,016	1,501,931
Hyundai Marine & Fire Insurance Co., Ltd.	128,950	3,509,701
KT Corp. ADR(a)	1,154,024	19,352,982
KT Corp.	225,950	7,558,473
KT&G Corp.	294,934	21,131,894
Meritz Fire & Marine Insurance Co., Ltd.	144,300	1,852,970
Meritz Securities Co., Ltd.	350,860	502,779
Moorim P&P Co., Ltd.	90,860	488,679
OCI Materials Co., Ltd.	95,433	3,183,542
SK Telecom Co., Ltd. ADR(a)	448,355	10,177,658
SK Telecom Co., Ltd.	143,487	29,173,387

Total South Korea		108,473,886

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	97

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2013

Investments	Shares	Value

Taiwan – 13.0%
Ability Enterprise Co., Ltd.	1,453,000	$1,088,509
Accton Technology Corp.	2,070,000	1,127,169
Alpha Networks, Inc.	2,973,000	1,920,530
Altek Corp.	804,000	618,629
AmTRAN Technology Co., Ltd.	5,326,896	3,549,222
Asia Cement Corp.	10,749,979	13,597,904
Asustek Computer, Inc.	1,731,000	13,787,347
AV Tech Corp.	160,000	483,242
Cheng Uei Precision Industry Co., Ltd.	1,246,000	2,494,781
Chia Chang Co., Ltd.	438,000	533,297
Chicony Electronics Co., Ltd.	3,020,987	7,530,245
Chimei Materials Technology Corp.	2,703,511	3,058,560
China Petrochemical Development Corp.	17,835,000	8,776,651
China Steel Chemical Corp.	1,517,000	8,927,453
China Steel Corp.	19,827,407	17,401,874
China Synthetic Rubber Corp.	3,449,043	3,283,747
Chin-Poon Industrial Co., Ltd.	1,993,000	3,653,418
Chung Hsin Electric & Machinery Manufacturing Corp.	856,000	492,170
Chunghwa Telecom Co., Ltd.	22,906,113	73,365,878
Cleanaway Co., Ltd.	304,736	1,772,740
Compal Electronics, Inc.	15,618,000	11,409,639
Compeq Manufacturing Co., Ltd.	2,732,000	1,316,704
Coxon Precise Industrial Co., Ltd.	276,000	544,215
CSBC Corp.	1,196,000	758,447
CTCI Corp.	1,162,000	1,878,567
Cyberlink Corp.	1,364,158	3,801,759
CyberTAN Technology, Inc.	1,117,000	1,297,695
D-Link Corp.	5,040,000	2,812,595
E-LIFE MALL Co., Ltd.	707,542	1,596,139
Elite Material Co., Ltd.	126,838	107,032
Eternal Chemical Co., Ltd.	5,296,000	4,477,965
Everlight Electronics Co., Ltd.	672,000	1,229,587
Far Eastern New Century Corp.	15,627,414	17,230,483
Farglory Land Development Co., Ltd.	3,660,000	6,808,266
Feng Hsin Iron & Steel Co.	3,837,922	6,749,821
Flytech Technology Co., Ltd.	169,855	550,922
Forhouse Corp.	1,843,000	735,530
Formosa Chemicals & Fibre Corp.	12,918,127	34,341,150
Formosa Plastics Corp.	15,164,046	39,132,029
Formosa Taffeta Co., Ltd.	2,750,000	2,678,662
Formosan Rubber Group, Inc.	2,940,000	2,436,162
Getac Technology Corp.	1,454,000	754,859
Gigabyte Technology Co., Ltd.	4,039,518	3,927,897
Grand Pacific Petrochemical Corp.	4,122,000	2,927,656
Great China Metal Industry	1,208,627	1,363,267
Great Wall Enterprise Co., Ltd.	1,811,000	1,568,018
Hannstar Board Corp.	3,435,000	1,405,740
Holtek Semiconductor, Inc.	395,000	480,274
Holy Stone Enterprise Co., Ltd.	492,000	473,413
HTC Corp.	6,664,000	29,751,006
Huaku Development Co., Ltd.	1,790,573	5,244,483
Huang Hsiang Construction Co.	470,000	985,558

Hung Poo Real Estate Development Corp.	904,000	920,296
ITEQ Corp.	3,551,100	3,621,120
Jentech Precision Industrial Co., Ltd.	504,000	900,030
Kee Tai Properties Co., Ltd.	5,703,000	3,857,679
LCY Chemical Corp.	3,368,000	4,260,263
Lealea Enterprise Co., Ltd.	1,379,000	496,714
Lingsen Precision Industries Ltd.	1,497,000	797,435
Lite-On Technology Corp.	7,802,349	13,299,908
Lotes Co., Ltd.	506,000	1,201,380
Lumax International Corp., Ltd.	232,000	548,476
Makalot Industrial Co., Ltd.	1,296,000	6,509,149
Mega Financial Holding Co., Ltd.	16,638,223	13,646,190
Nan Ya Plastics Corp.	15,529,616	32,669,602
Opto Technology Corp.	953,000	404,510
Oriental Union Chemical Corp.	4,233,000	4,237,725
Pou Chen Corp.	7,279,112	8,481,260
Powertech Technology, Inc.	1,313,703	2,470,386
Quanta Computer, Inc.	13,393,990	29,037,601
Radiant Opto-Electronics Corp.	1,684,170	6,009,400
Radium Life Tech Co., Ltd.	3,990,294	3,461,665
Rechi Precision Co., Ltd.	538,780	453,736
Senao International Co., Ltd.	687,000	2,184,124
Sercomm Corp.	796,000	1,126,682
Shih Wei Navigation Co., Ltd.	3,056,000	2,217,039
Sigurd Microelectronics Corp.	3,980,627	3,823,513
Siliconware Precision Industries Co.	7,653,000	8,942,779
Silitech Technology Corp.	1,132,230	1,499,199
Sincere Navigation Corp.	958,000	942,869
Sonix Technology Co., Ltd.	819,000	1,081,677
Syncmold Enterprise Corp.	1,642,324	2,768,960
Synnex Technology International Corp.	8,211,000	12,857,892
TA Chen Stainless Pipe Co., Ltd*	1,252,000	586,471
Taiflex Scientific Co., Ltd.	571,254	946,712
Taiwan Cement Corp.	10,794,485	15,625,662
Taiwan Cogeneration Corp.	1,004,000	631,596
Taiwan Hon Chuan Enterprise Co., Ltd.	2,161,723	4,693,835
Taiwan Mobile Co., Ltd.	9,038,253	32,097,154
Taiwan Secom Co., Ltd.	504,930	1,209,086
Topco Scientific Co., Ltd.	284,550	474,459
Transcend Information, Inc.	1,214,000	3,822,620
TSRC Corp.	4,054,208	7,239,902
Tung Ho Steel Enterprise Corp.	3,886,387	3,437,245
U-Ming Marine Transport Corp.	1,069,048	1,941,620
Unitech Printed Circuit Board Corp.*	3,835,000	1,725,082
United Integrated Services Co., Ltd.	1,322,000	1,363,716
United Microelectronics Corp.	37,190,598	15,911,694
USI Corp.	6,999,000	4,971,049
Visual Photonics Epitaxy Co., Ltd.	497,000	526,131
Wah Lee Industrial Corp.	340,000	484,696
Wistron Corp.	9,707,890	9,406,807
WPG Holdings Co., Ltd.	6,415,000	7,550,377
WT Microelectronics Co., Ltd.	563,037	647,454
YFY, Inc.	5,625,000	2,815,639
Young Optics, Inc.	248,000	551,074

See Notes to Financial Statements.

98	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

September 30, 2013

Investments	Shares	Value

YungShin Global Holding Corp.	345,000	$630,094
Zinwell Corp.	273,000	311,623

Total Taiwan		652,569,963
Thailand – 5.5%
Advanced Info Service PCL	6,865,361	55,967,617
Bangchak Petroleum PCL	5,565,721	5,649,349
Banpu PCL NVDR	13,214,280	11,617,414
BTS Group Holdings PCL NVDR	35,740,643	9,997,782
Charoen Pokphand Foods PCL NVDR	18,433,810	14,143,588
Delta Electronics Thailand PCL NVDR	4,083,883	6,430,027
Dynasty Ceramic PCL NVDR	1,065,442	1,898,925
Electricity Generating PCL	1,152,900	4,570,320
Kiatnakin Bank PCL	2,736,924	3,718,647
Land and Houses PCL NVDR	27,824,518	9,606,931
MCOT PCL NVDR	1,030,916	1,137,040
PTT Global Chemical PCL NVDR	11,909,105	28,364,077
PTT PCL NVDR	6,079,594	61,417,893
Ratchaburi Electricity Generating Holding PCL	3,332,796	5,327,359
Sansiri PCL NVDR	13,459,339	989,657
Shin Corp. PCL NVDR	5,708,521	15,056,042
Thai Oil PCL NVDR	5,688,277	10,501,854
Thai Tap Water Supply PCL NVDR	7,537,652	2,409,735
Thai Vegetable Oil PCL NVDR	4,108,270	2,377,228
Tisco Financial Group PCL	3,534,989	4,266,171
Total Access Communication PCL NVDR	6,659,219	22,566,407

Total Thailand		278,014,063
Turkey – 3.0%
Adana Cimento Sanayii TAS Class A	280,277	540,366
Akcansa Cimento A.S.	329,850	1,637,143
Aksa Akrilik Kimya Sanayii	416,089	1,756,630
Aksigorta A.S.	347,429	472,318
Arcelik A.S.(a)	1,535,204	8,917,442
Borusan Yatirim ve Pazarlama A.S.	62,996	406,406
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	667,884	1,749,900
Celebi Hava Servisi A.S.	124,554	809,692
Cimsa Cimento Sanayi VE Tica	584,422	3,726,941
Dogus Otomotiv Servis VE Ticaret A.S.	754,873	3,261,532
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	966,153	1,213,154
Ford Otomotiv Sanayi A.S.(a)	1,488,549	20,457,109
Netas Telekomunikasyon A.S.	561,346	2,075,719
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	63,832	33,449
Tekfen Holding A.S.	1,208,213	2,729,581
Tofas Turk Otomobil Fabrikasi A.S.	1,820,809	11,071,484
Tupras Turkiye Petrol Rafinerileri A.S.(a)	1,083,875	22,879,335
Turk Telekomunikasyon A.S.(a)	17,676,547	61,343,827
Turk Traktor ve Ziraat Makineleri A.S.	131,074	3,823,005

Total Turkey		148,905,033
TOTAL COMMON STOCKS (Cost: $4,831,889,707)		4,986,983,439

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.8%
United States – 9.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $489,837,991)(c)	489,837,991	$489,837,991
TOTAL INVESTMENTS IN SECURITIES – 109.3% (Cost: $5,321,727,698)(d)		5,476,821,430
Liabilities in Excess of Cash,Foreign Currency and Other Assets – (9.3)%		(466,863,122)

NET ASSETS – 100.0%		$5,009,958,308

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $459,352,112 and the total market value of the collateral held by the Fund was $489,837,991.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	99

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 98.9%
Brazil – 8.6%
Abril Educacao S.A.	23,860	$355,427
AES Tiete S.A.	1,312,200	11,706,966
Aliansce Shopping Centers S.A.	157,203	1,405,332
Arezzo & Co.	82,833	1,458,289
Autometal S.A.	395,909	3,315,174
Brasil Brokers Participacoes S.A.	850,255	2,196,252
Brasil Insurance Participacoes e Administracao S.A.	467,198	4,176,564
Cia de Locacao das Americas	115,500	518,337
Cia Paranaense de Energia	136,600	1,386,833
Diagnosticos da America S.A.	358,312	1,880,050
Direcional Engenharia S.A.	402,169	2,173,398
Equatorial Energia S.A.	389,723	3,676,550
Estacio Participacoes S.A.	112,524	870,449
Eternit S.A.	535,996	2,292,258
Even Construtora e Incorporadora S.A.	639,160	2,423,355
Fleury S.A.	321,400	2,649,397
Grendene S.A.	1,480,660	13,130,086
Helbor Empreendimentos S.A.	1,054,860	4,430,692
Iochpe-Maxion S.A.	125,525	1,545,062
JHSF Participacoes S.A.	1,608,570	4,624,716
Light S.A.	1,628,700	13,850,224
Lojas Americanas S.A.	212,609	1,372,472
LPS Brasil Consultoria de Imoveis S.A.	310,034	2,424,785
Magnesita Refratarios S.A.	434,400	1,229,406
Mahle-Metal Leve S.A. Industria e Comercio	534,600	6,484,221
Marisa Lojas S.A.	390,832	3,687,012
Mills Estruturas e Servicos de Engenharia S.A.	59,870	816,537
MRV Engenharia e Participacoes S.A.	1,516,633	6,206,746
Oi S.A.	6,081,200	12,375,210
Rodobens Negocios Imobiliarios S.A.	217,200	1,418,696
Santos Brasil Participacoes S.A.	578,080	6,871,363
Sao Carlos Empreendimentos e Participacoes S.A.	141,700	2,383,893
Sao Martinho S.A.	174,945	2,279,106
SLC Agricola S.A.	114,734	1,132,883
Sonae Sierra Brasil S.A.	245,973	2,403,321
Sul America S.A.	831,631	5,966,239
Technos S.A.	137,523	1,044,064
Tegma Gestao Logistica	245,000	2,418,027
TPI – Triunfo Participacoes e Investimentos S.A.	367,344	1,587,498
UNICASA Industria de Moveis S.A.	528,200	1,371,486
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	239,195	3,202,089

Total Brazil		146,740,465
Chile – 4.9%
Administradora de Fondos de Pensiones Provida S.A.	3,009,874	18,358,542
Besalco S.A.	1,001,942	1,355,312
CFR Pharmaceuticals S.A.	18,986,292	5,104,128

E-CL S.A.	3,534,447	4,924,947
Empresas Hites S.A.	1,015,848	932,544
Forus S.A.	561,913	3,135,527
Gasco S.A.	257,762	2,879,847
Grupo Security S.A.	5,401,843	1,882,448
Inversiones Aguas Metropolitanas S.A.	6,142,793	11,680,613
Inversiones La Construccion S.A.	480,058	7,253,065
Masisa S.A.	27,509,135	2,011,297
Parque Arauco S.A.	2,666,163	5,138,081
Ripley Corp. S.A.	4,215,860	3,852,969
Sigdo Koppers S.A.	3,240,216	5,729,483
Sociedad Matriz S.A.AM S.A.	18,772,280	1,817,460
Sonda S.A.	1,341,703	3,569,078
Vina Concha y Toro S.A.	2,169,551	4,108,623

Total Chile		83,733,964
China – 5.7%
Anhui Expressway Co., Ltd. Class H	1,342,990	727,331
BBMG Corp. Class H	334,169	223,637
Beijing Capital Land Ltd. Class H	19,102,421	6,798,409
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	13,322,403	2,525,281
China Railway Construction Corp., Ltd. Class H(a)	2,055,098	2,172,982
China Railway Group Ltd. Class H	6,515,801	3,562,406
China Southern Airlines Co., Ltd. Class H	3,578,000	1,333,362
China Suntien Green Energy Corp., Ltd. Class H	8,527,039	2,583,901
Chongqing Machinery & Electric Co., Ltd. Class H	2,306,855	285,563
CSR Corp., Ltd. Class H(a)	4,168,139	2,907,698
Dalian Port PDA Co., Ltd. Class H	6,558,507	1,479,970
Datang International Power Generation Co., Ltd. Class H	13,625,049	6,008,609
Dongfang Electric Corp., Ltd. Class H	421,540	614,224
Guangshen Railway Co., Ltd. Class H	4,332,665	2,273,837
Guangzhou Automobile Group Co., Ltd. Class H	7,114,000	7,714,711
Hainan Meilan International Airport Co., Ltd. Class H	809,289	789,968
Harbin Electric Co., Ltd. Class H	2,992,071	1,844,207
Jiangsu Expressway Co., Ltd. Class H	6,571,933	7,753,968
Shanghai Electric Group Co., Ltd. Class H	6,420,000	2,284,830
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	17,071,587	3,059,838
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,060,500	2,037,543
Shenzhen Expressway Co., Ltd. Class H	5,985,697	2,276,913
Sichuan Expressway Co., Ltd. Class H	234,768	67,810
Sinotrans Ltd. Class H	3,875,000	1,019,323
Tong Ren Tang Technologies Co., Ltd. Class H	712,944	2,298,292
Travelsky Technology Ltd. Class H	5,435,788	4,366,770
Weichai Power Co., Ltd. Class H	273,769	1,069,638
Weiqiao Textile Co., Ltd. Class H	2,318,000	1,359,987
Yanzhou Coal Mining Co., Ltd. Class H(a)	12,588,000	12,563,409

See Notes to Financial Statements.

100	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

Zijin Mining Group Co., Ltd. Class H(a)	36,208,000	$8,684,149
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H(a)	5,207,800	4,512,668

Total China		97,201,234
Hong Kong – 0.1%
Avichina Industry & Technology Co., Ltd. Class H	1,833,271	936,120
Baoye Group Co., Ltd. Class H	886,000	589,513

Total Hong Kong		1,525,633
Hungary – 0.9%
Magyar Telekom Telecommunications PLC(a)	10,558,563	14,703,428
Indonesia – 3.1%
PT AKR Corporindo Tbk	13,651,645	4,715,594
PT Alam Sutera Realty Tbk	12,959,877	671,496
PT Aneka Tambang Persero Tbk	22,099,974	2,710,014
PT Bank Bukopin Tbk	16,719,518	924,049
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	62,086,112	4,825,345
PT Bank Pembangunan Daerah Jawa Timur Tbk	87,243,500	2,712,233
PT Bank Tabungan Negara Persero Tbk	32,061,016	2,574,848
PT Berau Coal Energy Tbk*	82,423,893	1,366,614
PT Bhakti Investama Tbk	31,585,198	954,648
PT Bumi Resources Tbk*	39,861,000	1,566,214
PT Ciputra Development Tbk	21,261,245	1,799,311
PT Harum Energy Tbk	15,477,963	3,608,851
PT Hexindo Adiperkasa Tbk	2,486,000	810,419
PT Holcim Indonesia Tbk	15,415,216	3,161,584
PT Indika Energy Tbk	16,033,694	1,024,606
PT Japfa Comfeed Indonesia Tbk	11,177,491	1,341,685
PT Krakatau Steel Persero Tbk*	30,297,299	1,334,337
PT Matahari Putra Prima Tbk	26,413,500	4,675,965
PT Pembangunan Perumahan Persero Tbk	11,561,870	1,118,246
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	22,263,252	2,441,652
PT Ramayana Lestari Sentosa Tbk	25,411,828	2,655,295
PT Salim Ivomas Pratama Tbk	29,346,500	1,900,680
PT Sampoerna Agro	4,925,000	761,291
PT Summarecon Agung Tbk	29,046,472	2,332,748
PT Timah Persero Tbk	8,497,000	1,181,362
PT Wijaya Karya Persero Tbk	4,935,752	818,363

Total Indonesia		53,987,450
Malaysia – 9.7%
Aeon Co. M Bhd	797,213	3,766,553
Affin Holdings Bhd	6,330,595	8,526,250
Alliance Financial Group Bhd	7,747,447	11,908,179
Axis Real Estate Investment Trust	282,398	295,437
Benalec Holdings Bhd	801,000	294,892
Berjaya Corp. Bhd	3,757,132	674,313
Berjaya Sports Toto Bhd	6,345,037	8,000,645
BIMB Holdings Bhd	4,426,428	6,518,440
Boustead Holdings Bhd	4,458,419	7,099,001
Carlsberg Brewery Malaysia Bhd	1,424,813	5,595,216

Dialog Group Bhd	5,618,976	4,378,647
DRB-Hicom Bhd	6,242,261	5,094,160
Dutch Lady Milk Industries Bhd	25,600	369,136
Eastern & Oriental Bhd	5,927,697	3,728,111
Fraser & Neave Holdings Bhd	295,700	1,687,382
Gas Malaysia Bhd	985,000	1,066,743
Genting Plantations Bhd	440,800	1,271,213
Guinness Anchor Bhd	328,253	1,730,139
HAP Seng Consolidated Bhd	12,352,392	8,867,801
Hartalega Holdings Bhd	1,644,372	3,773,555
IGB Real Estate Investment Trust	6,177,400	2,350,046
JCY International Bhd	20,235,691	3,911,178
KPJ Healthcare Bhd	1,669,690	3,150,359
Kulim Malaysia Bhd	2,617,931	2,634,396
Lafarge Malayan Cement Bhd	3,841,000	11,100,543
Mah Sing Group Bhd	6,684,556	4,532,250
Malaysia Airports Holdings Bhd	3,976,461	9,259,500
Malaysia Marine And Heavy Engineering Holdings Bhd	4,338,400	5,190,907
Malaysian Bulk Carriers Bhd	838,500	473,336
Malaysian Resources Corp. Bhd	5,320,043	2,431,926
MBM Resources Bhd	287,200	317,202
Media Prima Bhd	5,595,536	4,652,217
Mudajaya Group Bhd	1,741,265	1,453,058
Oriental Holdings Bhd	185,741	503,743
OSK Holdings Bhd	7,060,356	3,574,041
Padini Holdings Bhd	1,473,796	795,791
Parkson Holdings Bhd	4,745,673	5,590,853
Pavilion Real Estate Investment Trust	4,622,300	1,928,617
Star Publications Malaysia Bhd	4,332,900	3,190,354
Sunway Bhd	1,028,300	1,012,684
Sunway REIT	5,181,128	2,257,157
Supermax Corp. Bhd	1,168,967	957,552
Tan Chong Motor Holdings Bhd	165,800	318,934
Top Glove Corp. Bhd	1,501,890	2,898,263
United Plantations Bhd	138,768	1,132,453
UOA Development Bhd	2,937,080	2,000,404
WCT Holdings Bhd	4,645,926	3,492,106

Total Malaysia		165,755,683
Mexico – 0.9%
Alsea S.A.B de C.V.	901,600	2,510,885
Banregio Grupo Financiero S.A.B De C.V.	614,023	3,464,790
Corp. Inmobiliaria Vesta S.A.B de C.V.	806,500	1,482,042
Grupo Aeroportuario del Centro Norte S.A.B de C.V.*	654,600	2,165,631
Grupo Herdez S.A.B de C.V.	914,137	3,076,348
Qualitas Controladora S.A.B de C.V.	861,900	2,067,709
TV Azteca S.A.B de C.V.	2,438,410	1,372,604

Total Mexico		16,140,009
Philippines – 1.9%
Atlas Consolidated Mining & Development	1,602,900	449,136
Cebu Air, Inc.	244,160	294,405
First Philippine Holdings Corp.	887,266	1,526,326

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	101

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

Lopez Holdings Corp.	15,008,412	$1,561,509
Manila Water Co., Inc.	3,818,645	2,477,646
Megaworld Corp.	40,521,046	3,033,960
Nickel Asia Corp.	3,795,583	1,349,463
Philex Mining Corp.	3,091,500	564,479
Philweb Corp.	1,824,000	465,007
Rizal Commercial Banking Corp.	1,189,254	1,242,790
Robinsons Land Corp.	7,803,360	3,691,989
Security Bank Corp.	965,150	2,906,090
Semirara Mining Corp.	1,468,596	8,095,155
Union Bank of Philippines	1,657,607	4,644,650
Vista Land & Lifescapes, Inc.	2,485,900	304,314

Total Philippines		32,606,919
Poland – 3.8%
Asseco Poland S.A.(a)	416,744	6,496,480
Enea S.A.	1,431,891	6,490,872
Eurocash S.A.(a)	147,729	2,277,341
Getin Holding S.A.	2,551,042	3,260,823
Grupa Azoty S.A.(a)	127,606	3,025,098
Lubelski Wegiel Bogdanka S.A.(a)	113,408	3,978,272
Synthos S.A.(a)	11,133,838	17,013,746
Tauron Polska Energia S.A.	10,473,960	16,072,487
TVN S.A.(a)	880,321	3,982,102
Warsaw Stock Exchange	245,675	2,995,480

Total Poland		65,592,701
Russia – 0.3%
LSR Group OJSC GDR(a)	1,335,021	5,667,164
South Africa – 9.4%
Acucap Properties Ltd.	120,912	538,975
Adcock Ingram Holdings Ltd.(a)	336,566	2,292,545
Advtech Ltd.	1,650,678	1,074,345
Aeci Ltd.(a)	237,934	2,825,300
African Bank Investments Ltd.(a)	5,557,753	9,222,653
African Oxygen Ltd.(a)	1,178,998	2,580,879
AVI Ltd.	1,438,982	8,557,752
Barloworld Ltd.	379,067	3,592,638
Blue Label Telecoms Ltd.	1,485,005	1,180,478
Capitec Bank Holdings Ltd.(a)	250,526	5,003,674
Cashbuild Ltd.(a)	159,743	2,372,236
City Lodge Hotels Ltd.	72,683	878,949
Clicks Group Ltd.(a)	341,873	1,859,898
Coronation Fund Managers Ltd.	1,925,686	13,126,524
DRDGOLD Ltd.	1,173,198	681,973
Grindrod Ltd.(a)	214,005	529,922
Hosken Consolidated Investments Ltd.(a)	230,038	2,999,209
Investec Ltd.(a)	955,082	6,260,764
Invicta Holdings Ltd.	36,349	348,438
JD Group Ltd.(a)	853,991	2,656,059
JSE Ltd.(a)	244,327	2,087,902
Lewis Group Ltd.(a)	774,194	5,025,770
Metair Investments Ltd.	114,265	374,686
Mondi Ltd.	511,276	8,689,977
Mpact Ltd.(a)	686,506	1,826,817

Nampak Ltd.(a)	2,290,876	7,104,533
Oceana Group Ltd.(a)	154,333	1,291,866
Omnia Holdings Ltd.	118,549	2,379,403
Pick n Pay Stores Ltd.(a)	822,607	3,401,185
Pick’n Pay Holdings Ltd.	1,271,860	2,445,459
Pioneer Foods Ltd.(a)	463,261	4,027,856
PPC Ltd.	2,211,852	6,637,479
PSG Group Ltd.	343,276	2,785,776
Raubex Group Ltd.	285,785	665,921
Rebosis Property Fund Ltd.	1,072,642	1,252,370
Resilient Property Income Fund Ltd.	902,765	4,818,933
Reunert Ltd.	809,713	5,846,106
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	3,397,369	1,350,339
Santam Ltd.(a)	302,058	5,612,704
Spar Group Ltd. (The)(a)	727,092	8,756,532
Sun International Ltd.	397,825	3,861,734
Tongaat Hulett Ltd.	394,944	4,712,053
Trencor Ltd.	592,365	4,061,427
Wilson Bayly Holmes-Ovcon Ltd.	189,133	3,006,959

Total South Africa		160,606,998
South Korea – 10.0%
BS Financial Group, Inc.	565,832	8,450,558
Bukwang Pharmaceutical Co., Ltd.	42,600	545,049
CJ CGV Co., Ltd.	37,335	1,910,741
Daeduck Electronics Co.	101,493	859,410
Daeduck GDS Co., Ltd.	43,518	848,352
Daewoong Pharmaceutical Co., Ltd.	52,566	3,869,049
Daishin Securities Co., Ltd.	277,314	2,389,492
Daum Communications Corp.	15,323	1,321,741
DGB Financial Group, Inc.	339,105	5,111,779
Dongkuk Steel Mill Co., Ltd.(a)	15,736	216,710
Dongsuh Co., Inc.	46,558	1,221,705
Dongyang Mechatronics Corp.	199,155	2,279,393
Doosan Corp.	53,715	7,547,366
Eugene Corp.(a)	246,272	680,604
Grand Korea Leisure Co., Ltd.	106,450	3,427,241
Green Cross Corp.(a)	12,249	1,567,206
GS Engineering & Construction Corp.	50,150	1,747,614
GS Home Shopping, Inc.	1,712	396,348
Hana Tour Service, Inc.(a)	27,331	1,744,627
Handsome Co., Ltd.	88,702	2,377,107
Hankook Tire Co., Ltd.	32,620	770,975
Hansol Paper Co., Ltd.	122,176	1,324,447
Hanwha Chemical Corp.	196,270	3,798,745
Hanwha Corp.	141,943	5,005,829
Hite Jinro Co., Ltd.	293,747	7,475,730
Hitejinro Holdings Co., Ltd.	47,470	552,144
Hotel Shilla Co., Ltd.(a)	51,498	3,090,814
Huchems Fine Chemical Corp.	140,101	2,926,715
Huvis Corp.	71,390	750,652
Hyosung Corp.	50,678	3,381,127
Hyundai Development Co.	173,179	3,875,548
Hyundai Securities Co.	521,310	3,245,227

See Notes to Financial Statements.

102	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

iMarketKorea, Inc.	43,499	$1,015,958
ISU Chemical Co., Ltd.	81,020	1,270,326
JB Financial Group Co., Ltd.*	499,988	3,270,678
KEPCO Plant Service & Engineering Co., Ltd.	127,548	6,456,474
Kolon Corp.	13,657	283,389
Kolon Industries, Inc.	57,789	3,059,710
Korea Aerospace Industries Ltd.	68,467	1,707,414
Korea Investment Holdings Co., Ltd.	112,294	4,331,157
Korean Reinsurance Co.	279,301	3,326,636
LG Fashion Corp.	69,058	1,940,635
LG International Corp.(a)	54,867	1,651,613
LIG Insurance Co., Ltd.	181,001	4,109,544
LS Corp.	41,427	2,987,501
LS Industrial Systems Co., Ltd.	27,626	1,670,915
Mando Corp.	21,286	2,525,382
Meritz Fire & Marine Insurance Co., Ltd.	466,730	5,993,323
Meritz Securities Co., Ltd.	742,820	1,064,455
Mirae Asset Securities Co., Ltd.	62,289	2,132,957
Moorim P&P Co., Ltd.	435,748	2,343,614
Nexen Tire Corp.(a)	23,110	344,067
Nongshim Co., Ltd.	1,943	463,749
OCI Materials Co., Ltd.	43,242	1,442,507
Partron Co., Ltd.(a)	88,111	1,447,097
Poongsan Corp.	61,707	1,533,093
S&T Dynamics Co., Ltd.	116,023	1,527,648
S&T Motiv Co., Ltd.	14,100	413,288
S1 Corp.	78,459	4,723,565
Samsung Fine Chemicals Co., Ltd.(a)	43,674	1,987,260
SFA Engineering Corp.(a)	39,031	1,610,743
Shinsegae Co., Ltd.	6,505	1,398,241
Silicon Works Co., Ltd.	36,226	793,842
Simm Tech Co., Ltd.(a)	58,980	512,046
SK Chemicals Co., Ltd.	36,987	1,610,712
SK Networks Co., Ltd.	12,463	75,728
SKC Co., Ltd.(a)	62,563	1,749,383
Soulbrain Co., Ltd.(a)	8,667	415,335
Sungwoo Hitech Co., Ltd.	131,271	1,948,284
Taeyoung Engineering & Construction Co., Ltd.	63,915	339,001
Tong Yang Life Insurance	382,380	3,629,261
Woori Investment & Securities Co., Ltd.	483,727	5,221,330
Youngone Corp.	50,199	1,478,399

Total South Korea		170,516,305
Taiwan – 26.4%
Ability Enterprise Co., Ltd.	3,121,650	2,338,572
AcBel Polytech, Inc.	2,213,303	2,417,888
Accton Technology Corp.	2,637,633	1,436,260
Advancetek Enterprise Co., Ltd.	1,350,630	1,553,131
Advantech Co., Ltd.	1,791,610	10,028,459
ALI Corp.	914,980	1,049,069
Alpha Networks, Inc.	2,954,788	1,908,765
Altek Corp.	1,134,742	873,115
Ambassador Hotel (The)	660,000	652,924
AmTRAN Technology Co., Ltd.	5,092,950	3,393,348

Apex Biotechnology Corp.	624,791	1,608,097
AV Tech Corp.	689,036	2,081,067
BES Engineering Corp.	3,836,026	1,146,903
Capital Securities Corp.	12,586,723	4,320,873
Career Technology (MFG.) Co., Ltd.	437,000	455,224
Cathay No. 1 Real Estate Investment Trust	1,124,000	760,687
Cheng Loong Corp.	2,650,000	1,214,445
Cheng Uei Precision Industry Co., Ltd.	1,440,820	2,884,856
Chicony Electronics Co., Ltd.	2,957,423	7,371,802
Chimei Materials Technology Corp.	1,456,000	1,647,215
China Petrochemical Development Corp.	19,553,675	9,622,416
China Steel Chemical Corp.	1,218,726	7,172,129
China Synthetic Rubber Corp.	2,551,257	2,428,988
Chin-Poon Industrial Co., Ltd.	1,147,650	2,103,786
Chroma ATE, Inc.	1,170,132	2,635,736
Chung Hsin Electric & Machinery Manufacturing Corp.	2,863,882	1,646,633
Cleanaway Co., Ltd.	415,161	2,415,115
Clevo Co.	390,000	759,766
Compeq Manufacturing Co., Ltd.	1,972,000	950,418
Coxon Precise Industrial Co., Ltd.	273,000	538,299
CSBC Corp.	4,274,830	2,710,896
CTCI Corp.	1,814,190	2,932,942
Cyberlink Corp.	695,011	1,936,920
CyberTAN Technology, Inc.	1,173,000	1,362,754
Darfon Electronics Corp.	816,908	529,096
Depo Auto Parts Industries Co., Ltd.	704,646	2,311,721
D-Link Corp.	5,025,161	2,804,314
Eclat Textile Co., Ltd.	254,045	2,229,671
Elan Microelectronics Corp.	1,375,156	2,344,095
E-Life Mall Corp.	278,440	628,131
Elite Material Co., Ltd.	1,083,163	914,023
Epistar Corp.*	1,102,245	2,087,656
Eternal Chemical Co., Ltd.	3,549,066	3,000,868
Evergreen International Storage & Transport Corp.	3,430,361	2,256,587
Everlight Chemical Industrial Corp.	808,695	708,398
Everlight Electronics Co., Ltd.	1,553,165	2,841,892
Far Eastern Department Stores Co., Ltd.	3,735,903	3,929,603
Far Eastern International Bank	10,901,833	4,369,287
Farglory Land Development Co., Ltd.	5,476,245	10,186,812
Feng Hsin Iron & Steel Co.	2,470,950	4,345,703
Flexium Interconnect, Inc.	82,224	283,656
Flytech Technology Co., Ltd.	28,564	92,647
Forhouse Corp.	1,848,000	737,525
Formosa International Hotels Corp.	132,485	1,487,639
Formosa Taffeta Co., Ltd.	2,979,000	2,901,722
Formosan Rubber Group, Inc.	5,305,122	4,395,965
G Tech Optoelectronics Corp.	594,000	1,187,317
Genius Electronic Optical Co., Ltd.	49,000	235,330
Getac Technology Corp.	1,810,292	939,831
Giant Manufacturing Co., Ltd.	779,464	5,312,071
Gigabyte Technology Co., Ltd.	3,674,979	3,573,431
Global Mixed Mode Technology, Inc.	279,685	788,911

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	103

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

Global Unichip Corp.*	322,528	$950,120
Goldsun Development & Construction Co., Ltd.	1,434,621	567,696
Grand Pacific Petrochemical	2,590,135	1,839,647
Grape King Industrial Co.	723,988	3,342,387
Great China Metal Industry	1,080,694	1,218,965
Great Wall Enterprise Co., Ltd.	2,281,420	1,975,322
Hannstar Board Corp.	2,257,000	923,655
Hey Song Corp.	1,380,295	1,451,861
Hiwin Technologies Corp.	404,130	2,706,319
Holiday Entertainment Co., Ltd.	628,196	776,560
Holtek Semiconductor, Inc.	1,758,773	2,138,461
Holy Stone Enterprise Co., Ltd.	837,299	805,667
Huaku Development Co., Ltd.	2,188,296	6,409,390
Huang Hsiang Construction Co.	1,009,448	2,116,744
Hung Poo Real Estate Development Corp.	1,664,122	1,694,121
ICP Electronics, Inc.	1,515,451	1,891,303
Inventec Corp.	9,047,992	8,752,074
ITEQ Corp.	1,523,657	1,553,700
Jentech Precision Industrial Co., Ltd.	464,283	829,105
KEE TAI Properties Co., Ltd.	3,581,999	2,422,971
Kenda Rubber Industrial Co., Ltd.	1,288,516	2,584,266
Kerry Tj Logistics Co., Ltd.	278,860	363,583
Kindom Construction Co., Ltd.	1,960,187	2,403,246
King Slide Works Co., Ltd.	258,004	2,255,692
King Yuan Electronics Co., Ltd.	7,329,960	5,044,972
Kinik Co.	425,495	936,846
Kinsus Interconnect Technology Corp.	1,075,368	3,782,537
LCY Chemical Corp.	4,098,612	5,184,432
Lealea Enterprise Co., Ltd.	3,801,958	1,369,461
Lingsen Precision Industries Ltd.	2,309,412	1,230,197
Lotes Co., Ltd.	333,233	791,185
Lumax International Corp., Ltd.	395,773	935,656
Makalot Industrial Co., Ltd.	1,018,615	5,115,985
Mercuries & Associates Ltd.	653,362	483,939
Merida Industry Co., Ltd.	971,041	6,305,674
Merry Electronics Co., Ltd.	1,136,759	3,152,644
Micro-Star International Co., Ltd.	3,307,877	2,120,075
Mitac Holdings Corp.*	1,849,872	1,526,596
Namchow Chemical Industrial Co., Ltd.	678,086	1,030,878
Nan Kang Rubber Tire Co., Ltd.*	852,954	1,028,437
Nuvoton Technology Corp.	100,632	94,958
Opto Technology Corp.	2,553,518	1,083,866
Oriental Union Chemical Corp.	5,006,767	5,012,355
Phihong Technology Co., Ltd.	4,007,064	2,459,777
Powertech Technology, Inc.	2,901,240	5,455,709
Prince Housing & Development Corp.	5,089,938	2,892,108
Radiant Opto-Electronics Corp.	2,087,252	7,447,664
Radium Life Tech Co., Ltd.	1,006,953	873,553
Realtek Semiconductor Corp.	1,208,770	2,951,709
Rechi Precision Co., Ltd.	377,391	317,822
Richtek Technology Corp.	72,910	348,928
Ruentex Development Co., Ltd.	1,796,537	3,682,150
Ruentex Industries Ltd.	388,860	974,550
Sampo Corp.	1,461,000	480,790

Senao International Co., Ltd.	651,599	2,071,577
Sercomm Corp.	823,488	1,165,589
Shih Wei Navigation Co., Ltd.	954,309	692,323
Shin Zu Shing Co., Ltd.	432,580	953,909
Shinkong Synthetic Fibers Corp.*	6,117,761	2,089,809
Sigurd Microelectronics Corp.	3,524,830	3,385,706
Silitech Technology Corp.	1,059,692	1,403,150
Sincere Navigation Corp.	4,338,546	4,270,020
Sonix Technology Co., Ltd.	411,205	543,090
Standard Foods Corp.	907,133	2,718,300
Syncmold Enterprise Corp.	427,220	720,293
Synnex Technology International Corp.	10,909,000	17,082,785
TA Chen Stainless Pipe Co., Ltd.*	1,843,100	863,359
Taiflex Scientific Co., Ltd.	694,974	1,151,748
Tainan Spinning Co., Ltd.	7,630,581	4,697,013
Taiwan Cogeneration Corp.	4,492,970	2,826,436
Taiwan Glass Industrial Corp.	3,373,698	3,428,810
Taiwan Hon Chuan Enterprise Co., Ltd.	1,053,606	2,287,737
Taiwan PCB Techvest Co., Ltd.	397,302	468,292
Taiwan Prosperity Chemical Corp.	3,180,102	3,334,229
Taiwan Secom Co., Ltd.	1,226,931	2,937,962
Taiwan Surface Mounting Technology Co., Ltd.	407,025	600,894
Teco Electric and Machinery Co., Ltd.	7,096,683	7,512,638
Test Research, Inc.	992,115	1,405,946
Test-Rite International Co.	1,868,888	1,412,712
Ton Yi Industrial Corp.	7,665,538	7,103,722
Tong Hsing Electronic Industries Ltd.	365,918	1,813,068
Tong Yang Industry Co., Ltd.	1,353,685	2,030,505
Topco Scientific Co., Ltd.	652,314	1,087,668
Transcend Information, Inc.	998,479	3,143,991
Tripod Technology Corp.	2,037,928	3,970,124
Tsann Kuen Enterprise Co., Ltd.	929,546	1,266,977
TSRC Corp.	4,364,773	7,794,501
Tung Ho Steel Enterprise Corp.	5,203,153	4,601,835
TXC Corp.	1,483,549	1,981,946
U-Ming Marine Transport Corp.	4,306,420	7,821,380
Unimicron Technology Corp.	8,325,141	7,095,531
Unitech Printed Circuit Board Corp.*	2,743,000	1,233,872
United Integrated Services Co., Ltd.	2,808,461	2,897,083
USI Corp.	3,806,678	2,703,698
Visual Photonics Epitaxy Co., Ltd.	291,000	308,056
Wah Lee Industrial Corp.	1,187,325	1,692,622
Wei Chuan Food Corp.	1,528,396	2,982,665
Wistron Corp.	12,130,200	11,753,990
Wistron NeWeb Corp.	1,880,343	4,051,065
Wowprime Corp.	81,392	1,271,793
WPG Holdings Co., Ltd.	8,636,759	10,165,360
WT Microelectronics Co., Ltd.	2,298,825	2,643,489
Yem Chio Co., Ltd.	1,466,049	1,120,598
YFY, Inc.	2,506,000	1,254,398
Young Optics, Inc.	88,759	197,229
YungShin Global Holding Corp.	425,000	776,203
Yungtay Engineering Co., Ltd.	1,125,790	2,958,497

See Notes to Financial Statements.

104	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value

Zinwell Corp.	2,616,186	$2,986,312

Total Taiwan		452,604,213
Thailand – 8.3%
AEON Thana Sinsap (Thailand) PCL NVDR	125,308	374,562
Amata Corp. PCL	2,159,775	1,208,314
AP Thailand PCL	6,657,960	1,255,817
Bangchak Petroleum PCL	6,496,439	6,594,052
Bangkok Chain Hospital PCL NVDR	1,390,265	295,565
Bangkok Expressway PCL	4,957,105	5,467,395
Bangkok Life Assurance PCL NVDR	1,110,306	2,182,987
Bangkokland PCL NVDR	6,875,849	334,121
Bumrungrad Hospital PCL	1,644,865	4,311,986
Cal-Comp Electronics (Thailand) PCL NVDR	14,476,337	1,406,907
CH. Karnchang PCL NVDR	4,316,120	2,883,853
Delta Electronics Thailand PCL	6,074,251	9,563,838
Dynasty Ceramic PCL	1,432,821	2,553,701
Eastern Water Resources Development And Management PCL NVDR	2,669,594	1,092,417
Electricity Generating PCL	1,890,091	7,492,688
Esso Thailand PCL	4,968,472	1,032,451
Hana Microelectronics PCL	2,480,647	1,831,936
Hemaraj Land And Development NVDR PCL	11,372,723	1,127,092
Hemaraj Land and Development PCL	3,712,000	367,877
Jasmine International PCL	9,466,996	2,496,890
Khon Kaen Sugar Industry PCL NVDR	7,904,757	3,032,516
Kiatnakin Bank PCL	1,391,606	1,890,769
Kiatnakin Bank PCL NVDR	3,614,123	4,910,493
LH Financial Group PCL NVDR	35,435,243	1,506,678
L.P.N Development PCL	2,970,802	1,946,977
L.P.N Development PCL NVDR	780,318	511,398
Major Cineplex Group PCL	4,136,269	2,459,546
MBK PCL NVDR	380,622	1,873,906
MCOT PCL	3,462,274	3,818,685
Oishi Group PCL NVDR	159,854	462,493
Precious Shipping PCL NVDR	664,541	395,155
Pruksa Real Estate PCL	5,839,841	3,640,566
Quality Houses PCL NVDR	17,614,652	1,790,748
Ratchaburi Electricity Generating Holding PCL	3,940,190	6,298,258
Ratchaburi Electricity Generating Holding PCL NVDR	236,936	378,734
Robinson Department Store PCL	882,633	1,340,315
Rojana Industrial Park PCL NVDR	3,345,788	845,004
Samart Corp. PCL	4,264,300	2,590,208
Samart Telcoms PCL NDVR	4,058,924	2,270,817
Sansiri PCL	63,231,218	4,649,354
SNC Former PCL	1,187,366	740,206
Somboon Advance Technology PCL NVDR	802,148	459,030
Sri Trang Agro-Industry PCL NVDR	5,707,360	2,371,985
Sriracha Construction PCL NVDR	681,465	746,169
Srithai Superware PCL NVDR	613,434	374,571
Supalai PCL	7,664,927	3,871,670
Thai Airways International PCL NVDR	3,145,200	2,000,942
Thai Stanley Electric PCL NVDR	48,370	340,198
Thai Tap Water Supply PCL	20,276,824	6,482,361

Thai Union Frozen Products PCL NVDR	3,790,905	6,180,823
Thai Vegetable Oil PCL	7,322,948	4,237,384
Thanachart Capital PCL	5,087,866	5,448,961
Thitikorn PCL NVDR	613,429	223,564
Ticon Industrial Connection PCL NVDR	3,926,315	2,046,002
Tisco Financial Group PCL	1,846,975	2,229,006
Tisco Financial Group PCL NVDR	2,838,157	3,425,205
TPI Polene PCL	1,457,257	526,439
TPI Polene PCL NVDR	683,498	246,916

Total Thailand		142,438,501
Turkey – 4.9%
Akcansa Cimento A.S.(a)	401,933	1,994,912
Aksa Akrilik Kimya Sanayii(a)	1,241,064	5,239,482
Aksigorta A.S.	372,454	506,339
Anadolu Cam Sanayii A.S.	141,930	167,690
Anadolu Hayat Emeklilik A.S.(a)	597,253	1,343,402
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	699,507	3,036,148
Aslan Cimento A.S.	33,278	533,014
Borusan Mannesmann(a)	91,550	1,488,986
Borusan Yatirim ve Pazarlama A.S.	45,749	295,140
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	909,815	2,383,775
Celebi Hava Servisi A.S.(a)	27,990	181,955
Cimsa Cimento Sanayi ve Tica(a)	1,112,631	7,095,405
Dogus Otomotiv Servis ve Ticaret A.S.(a)	1,392,940	6,018,388
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,406,352	1,765,892
Konya Cimento Sanayii A.S.(a)	18,688	2,318,851
Netas Telekomunikasyon A.S.	623,434	2,305,305
Otokar Otomotiv ve Savunma Sanayi A.S.	83,285	2,542,378
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,353,769	2,315,545
Sinpas Gayrimenkul Yatirim Ortakligi A.S.(a)	6,019,205	3,154,143
Soda Sanayii A.S.	1,199,787	1,459,068
TAV Havalimanlari Holding A.S.	618,605	4,357,773
Tekfen Holding A.S.(a)	1,173,845	2,651,937
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	2,050,989	3,437,157
Trakya Cam Sanayi A.S.(a)	1,967,850	2,334,746
Turk Traktor ve Ziraat Makineleri A.S.(a)	380,514	11,098,364
Turkiye Sise ve Cam Fabrikalari A.S.(a)	2,103,728	2,891,151
Ulker Biskuvi Sanayi A.S.(a)	1,514,559	10,332,409

Total Turkey		83,249,355
TOTAL COMMON STOCKS (Cost: $1,553,587,565)		1,693,070,022
EXCHANGE TRADED FUNDS & NOTES – 0.9%
United States – 0.9%
iPath MSCI India Index ETN*(a)	254,929	12,901,957
WisdomTree Emerging Markets Equity Income Fund(a)(b)	39,380	2,035,552

TOTAL EXCHANGE TRADED FUNDS & NOTES (Cost: $15,629,617)		14,937,509

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	105

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2013

Investments	Shares	Value
WARRANT – 0.0%
Malaysia – 0.0%
Malaysian Resources Corp. BHD expiring 10/16/2018*
(Cost: $0)	1,700,248	$135,623
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.3%
United States – 5.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $91,571,209)(d)	91,571,209	91,571,209
TOTAL INVESTMENTS IN SECURITIES – 105.1% (Cost: $1,660,788,391)(e)		1,799,714,363
Liabilities in Excess of Foreign Currency and Other Assets – (5.1)%		(87,807,552)

NET ASSETS – 100.0%		$1,711,906,811

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $84,440,168 and the total market value of the collateral held by the Fund was $91,571,209.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

106	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 100.0%
Bahrain – 1.9%
Ahli United Bank BSC	560,000	$384,022
Al-Salam Bank	146,451	38,637

Total Bahrain		422,659
Egypt – 9.0%
Canal Shipping Agencies Co.	22,426	36,739
Commercial International Bank Egypt SAE	44,950	246,876
Eastern Tobacco	6,802	93,173
Juhayna Food Industries	20,910	30,888
Orascom Telecom Media And Technology Holding SAE	6,096,642	521,946
Sidi Kerir Petrochemcials Co.	138,018	304,813
Telecom Egypt Co.	369,920	726,791

Total Egypt		1,961,226
Jordan – 2.1%
Arab Bank PLC	40,860	403,755
Jordan Phosphate Mines	5,467	55,951

Total Jordan		459,706
Kuwait – 17.7%
Agility Public Warehousing Co. KSC	92,463	232,057
Ahli United Bank	56,565	141,962
Alimtiaz Investment Co. KSCC*	200	52
Aviation Lease And Finance Co. KSCC	30,525	30,752
Burgan Bank SAK	51,842	108,119
Commercial Real Estate Co. KSCC	240,000	79,745
Ikarus Petroleum Industries KSCC	180,000	103,075
KGL Logistics Co. KSCC	30,000	29,162
Kuwait Finance House	82,173	229,469
Kuwait Financial Center	60,000	32,237
Kuwait Food Co. (Americana)	22,500	182,927
Kuwait International Bank	50,000	54,790
Kuwait Projects Co. Holdings KSC	103,078	211,330
Mabanee Co. SAKC	21,339	85,990
Mobile Telecommunications Co. KSC	601,177	1,530,036
National Bank of Kuwait	252,179	820,094

Total Kuwait		3,871,797
Morocco – 9.1%
Attijariwafa Bank	9,972	381,690
Banque Marocaine du Commerce Exterieur	4,374	108,269
Douja Promotion Groupe Addoha S.A.	17,919	101,691
Maroc Telecom S.A.	122,034	1,399,827

Total Morocco		1,991,477
Oman – 4.4%
Ahli Bank SAOG	82,037	43,469
Al Anwar Ceramic Tile Co.	25,825	34,210
Bank Sohar	66,935	35,988
BankMuscat SAOG	162,939	262,395
National Bank of Oman SAOG	165,917	128,424
Oman Telecommunications Co. SAOG	113,058	466,915

Total Oman		971,401

Qatar – 32.4%
Al Khaliji	25,372	127,517
Barwa Real Estate Co.	29,659	203,638
Commercial Bank of Qatar QSC (The)	27,271	512,294
Doha Bank QSC	32,115	474,517
Gulf International Services OSC	6,531	89,863
Industries Qatar QSC	38,148	1,570,489
Masraf Al Rayan	33,354	263,358
Mazaya Qatar Real Estate Development QSC	6,586	20,837
National Leasing	3,921	37,205
Ooredoo QSC	17,817	684,074
Qatar Electricity & Water Co.	6,090	263,928
Qatar Fuel Co.	2,599	201,787
Qatar Gas Transport Co. Nakilat	41,685	217,632
Qatar Insurance Co.	4,871	80,266
Qatar International Islamic Bank	11,749	180,051
Qatar Islamic Bank	16,888	318,637
Qatar National Bank SAQ	35,689	1,634,903
Qatari Investors' Group	8,723	69,474
United Development Co.	18,684	111,299
Widam Food Co.	1,373	19,533

Total Qatar		7,081,302
United Arab Emirates – 23.4%
Abu Dhabi Commercial Bank PJSC	526,219	723,507
Aldar Properties PJSC	336,926	243,089
Aramex PJSC	110,765	81,424
DP World Ltd.	20,000	323,000
Dubai Investments PJSC	224,253	116,616
Dubai Islamic Bank PJSC	322,093	335,865
Emaar Properties PJSC	203,167	322,483
Emirates NBD PJSC	488,758	718,576
First Gulf Bank PJSC	287,868	1,297,109
Gulf Cement Co. PSC	80,000	29,410
National Bank of Abu Dhabi PJSC	214,263	743,776
National Central Cooling Co. PJSC	8,057	5,265
RAK Properties PJSC	115,071	22,557
Union National Bank PJSC	111,350	154,613

Total United Arab Emirates		5,117,290
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $18,273,936)(a)		21,876,858
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		6,090

NET ASSETS – 100.0%		$21,882,948
*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	107

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.8%
Austria – 0.9%
Andritz AG	11,698	$688,110
Lenzing AG	55	4,087
RHI AG	12,602	416,233
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,827	2,354,181

Total Austria		3,462,611
Belgium – 7.4%
Anheuser-Busch InBev N.V.	233,207	23,227,795
Delhaize Group S.A.	20,847	1,314,749
NV Bekaert S.A.(a)	14,477	541,264
Solvay S.A.	19,008	2,852,192
UCB S.A.	24,826	1,511,922

Total Belgium		29,447,922
Finland – 3.1%
Amer Sports Oyj	28,758	583,924
Cargotec Oyj Class B(a)	15,552	603,139
Huhtamaki Oyj	27,388	587,249
Kemira Oyj	61,298	945,098
Kone Oyj Class B(a)	52,358	4,674,170
Konecranes Oyj	16,740	564,010
Metso Oyj(a)	64,747	2,545,206
Outotec Oyj(a)	12,770	174,935
Wartsila Oyj Abp	40,825	1,844,672

Total Finland		12,522,403
France – 24.5%
Alstom S.A.	40,459	1,442,024
Arkema S.A.	8,872	988,990
Bourbon S.A.	18,229	476,488
Casino Guichard Perrachon S.A.	28,594	2,948,258
Christian Dior S.A.	19,298	3,786,493
Cie Generale des Etablissements Michelin	37,575	4,169,275
Cie Generale d'Optique Essilor International S.A.	11,880	1,278,469
Dassault Systemes S.A.	6,019	804,007
Edenred	51,622	1,677,076
Eramet	32	3,231
Etablissements Maurel et Prom	26,629	408,946
Havas S.A.	52,759	412,649
Hermes International	5,871	2,114,772
Ingenico(a)	3,440	248,148
IPSOS	7,003	263,344
Kering	17,858	4,004,339
Lafarge S.A.	20,873	1,454,837
Legrand S.A.	45,037	2,500,454
L'Oreal S.A.	63,719	10,949,853
LVMH Moet Hennessy Louis Vuitton S.A.	67,424	13,288,700
Neopost S.A.(a)	16,229	1,182,559
Nexans S.A.	3,868	234,753
Pernod-Ricard S.A.	29,601	3,677,972
Publicis Groupe S.A.	19,337	1,539,645
Rallye S.A.	19,588	715,913

Remy Cointreau S.A.(a)	2,419	257,931
Rubis	8,029	507,340
Safran S.A.	56,530	3,484,424
Sanofi	163,763	16,619,192
Schneider Electric S.A.	110,827	9,377,816
SEB S.A.	7,997	701,686
Societe BIC S.A.	7,083	824,081
Sodexo	19,526	1,822,973
Technip S.A.	13,825	1,624,207
Teleperformance	6,735	326,018
Vallourec S.A.	12,555	752,372
Zodiac Aerospace	3,690	587,658

Total France		97,456,893
Germany – 24.9%
Adidas AG	15,118	1,640,843
Bayer AG	91,510	10,796,734
Bayerische Motoren Werke AG	108,279	11,648,073
Brenntag AG	5,549	924,279
Daimler AG	236,812	18,470,710
Duerr AG	2,400	176,375
E.ON SE	841,028	14,970,725
Fresenius Medical Care AG & Co. KGaA	21,467	1,397,439
Fresenius SE & Co. KGaA	9,762	1,213,340
GEA Group AG	18,875	775,575
HeidelbergCement AG	115	8,875
Henkel AG & Co. KGaA	20,040	1,776,015
Hochtief AG(a)	7,841	684,920
Infineon Technologies AG	111,411	1,115,252
K+S AG(a)	45,308	1,175,106
Krones AG	1,325	112,727
Lanxess AG	6,558	425,930
Linde AG	18,170	3,600,830
MAN SE	8,981	1,071,530
Merck KGaA	14,451	2,256,431
MTU Aero Engines AG	3,714	347,196
NORMA Group	2,650	127,739
SAP AG	86,915	6,432,065
Siemens AG	139,969	16,874,121
Software AG	7,790	277,490
Symrise AG	4,620	204,783
Wacker Chemie AG	3,451	340,782

Total Germany		98,845,885
Ireland – 1.4%
CRH PLC	221,523	5,294,112
Glanbia PLC	13,973	183,112

Total Ireland		5,477,224
Italy – 2.4%
Impregilo SpA	34,677	162,790
Luxottica Group SpA	53,434	2,844,054
Parmalat SpA	244,966	821,038
Pirelli & C SpA(a)	124,058	1,616,338
Saipem SpA	160,904	3,497,993

See Notes to Financial Statements.

108	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2013

Investments	Shares	Value

Salvatore Ferragamo Italia SpA	20,444	$705,688

Total Italy		9,647,901
Netherlands – 18.1%
Aegon N.V.	659,083	4,880,160
Akzo Nobel N.V.	51,022	3,354,879
Arcadis N.V.	15,171	434,136
ASM International N.V.	7,351	255,733
ASML Holding N.V.	26,203	2,589,289
Brunel International N.V.	7,301	392,849
CNH Industrial N.V.*	244,166	3,052,075
CSM	24,268	588,022
European Aeronautic Defence and Space Co. N.V.(a)	83,187	5,303,186
Fugro N.V.	25,666	1,566,553
Gemalto N.V.(a)	2,098	225,408
Heineken Holding N.V.	36,914	2,336,285
Heineken N.V.	66,305	4,702,202
Koninklijke Ahold N.V.	284,689	4,934,656
Koninklijke BAM Groep N.V.	63,961	343,899
Koninklijke Boskalis Westminster N.V.	41,285	1,829,690
Koninklijke DSM N.V.	39,492	2,981,908
Koninklijke Philips N.V.	241,913	7,803,508
Reed Elsevier N.V.	185,754	3,737,745
STMicroelectronics N.V.(a)	272,641	2,513,303
Unilever N.V.	411,972	16,035,692
Wolters Kluwer N.V.	89,272	2,302,666

Total Netherlands		72,163,844
Portugal – 1.3%
Jeronimo Martins, SGPS, S.A.	89,304	1,835,056
Portugal Telecom, SGPS, S.A.(a)	703,311	3,171,237

Total Portugal		5,006,293
Spain – 15.8%
Abengoa S.A. Class B(a)	152,306	443,264
Acerinox S.A.(a)	38,772	444,537
ACS Actividades de Construccion y Servicios, S.A.	143,407	4,561,890
Banco Bilbao Vizcaya Argentaria S.A.	2,682,675	29,995,405
Banco Santander S.A.	2,345,008	19,134,812
Duro Felguera S.A.	120,785	827,314
Mapfre S.A.(a)	1,362,219	4,879,141
Obrascon Huarte Lain S.A.	21,642	821,305
Prosegur Cia de Seguridad S.A.(a)	135,192	790,572
Tecnicas Reunidas S.A.	16,030	734,512

Total Spain		62,632,752
TOTAL COMMON STOCKS (Cost: $358,477,409)		396,663,728
RIGHTS – 0.1%
Spain – 0.1%
Banco Bilbao Vizcaya Argentaria S.A., expiring 11/14/13*
(Cost: $359,509)	2,682,675	366,772

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.0%
United States – 5.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $19,992,681)(c)	19,992,681	19,992,681
TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $378,829,599)(d)		417,023,181
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (4.9)%		(19,577,850)

NET ASSETS – 100.0%		$397,445,331
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $17,956,197 and the total market value of the collateral held by the Fund was $19,992,681.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	109

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.2%
Australia – 11.4%
AGL Energy Ltd.	1,942	$28,001
Amcor Ltd.	2,994	29,283
AMP Ltd.	7,758	33,442
Australia & New Zealand Banking Group Ltd.	8,808	253,502
BHP Billiton Ltd.	9,938	332,115
Coca-Cola Amatil Ltd.	2,539	29,106
Commonwealth Bank of Australia	5,101	339,650
CSL Ltd.	508	30,400
Insurance Australia Group Ltd.	5,440	29,859
Macquarie Group Ltd.	771	34,539
National Australia Bank Ltd.	8,530	273,735
Origin Energy Ltd.	3,596	47,410
QBE Insurance Group Ltd.	1,878	25,761
Rio Tinto Ltd.	1,152	66,505
Suncorp Group Ltd.	2,951	36,064
Telstra Corp., Ltd.	64,080	297,792
Wesfarmers Ltd.	4,405	169,410
Westpac Banking Corp.	10,925	334,351
Woodside Petroleum Ltd.	2,618	93,781
Woolworths Ltd.	4,215	137,943

Total Australia		2,622,649
Brazil – 12.3%
Banco Bradesco S.A.	6,839	105,962
Banco do Brasil S.A.	26,800	311,215
Banco Santander Brasil S.A.	21,700	145,638
BM&F Bovespa S.A.	10,700	59,507
CCR S.A.	10,400	81,058
Cia de Bebidas das Americas	9,500	361,385
Cia Energetica de Minas Gerais	9,001	74,643
Cia Siderurgica Nacional S.A.	22,200	94,343
Cielo S.A.	4,232	113,954
CPFL Energia S.A.	9,300	81,008
Itau Unibanco Holding S.A.	10,662	144,408
Natura Cosmeticos S.A.	2,900	64,486
Petroleo Brasileiro S.A.	21,300	162,282
Souza Cruz S.A.	10,300	122,385
Telefonica Brasil S.A.	2,900	55,901
Tim Participacoes S.A.	15,200	70,194
Tractebel Energia S.A.	7,700	126,705
Transmissora Alianca de Energia Eletrica S.A.	3,900	37,317
Ultrapar Participacoes S.A.	2,100	51,565
Vale S.A.	36,500	565,032

Total Brazil		2,828,988
Canada – 11.1%
Bank of Montreal	2,400	160,522
Bank of Nova Scotia	3,800	218,115
Barrick Gold Corp.	4,918	91,767
BCE, Inc.(a)	4,400	188,431
Canadian Imperial Bank of Commerce(a)	1,492	119,110
Cenovus Energy, Inc.	2,622	78,413
Crescent Point Energy Corp.(a)	2,900	110,030

Enbridge, Inc.	2,300	96,260
Great-West Lifeco, Inc.	3,200	93,425
Husky Energy, Inc.	4,500	129,672
Manulife Financial Corp.(a)	4,574	75,825
Potash Corp. of Saskatchewan, Inc.	2,000	62,672
Power Financial Corp.	2,500	77,950
Rogers Communications, Inc. Class B	2,100	90,485
Royal Bank of Canada(a)	4,400	282,518
Sun Life Financial, Inc.	2,200	70,415
Suncor Energy, Inc.	3,198	114,585
Thomson Reuters Corp.	3,600	126,152
Toronto-Dominion Bank (The)	2,674	241,256
TransCanada Corp.	3,000	132,065

Total Canada		2,559,668
Chile – 11.3%
Administradora de Fondos de Pensiones Provida S.A.	19,046	116,170
AES Gener S.A.	147,929	86,666
Aguas Andinas S.A. Class A	249,033	172,083
Antarchile S.A.	4,958	75,947
Banco de Chile	2,309,268	348,093
Banco de Credito e Inversiones	1,630	96,429
Banco Santander Chile	4,110,730	269,026
CAP S.A.	3,199	70,758
Cencosud S.A.	17,699	78,785
Cia Cervecerias Unidas S.A.	6,155	82,012
Corpbanca	6,360,740	68,293
Empresa Nacional de Electricidad S.A.	118,288	165,590
Empresas COPEC S.A.	10,183	145,009
Enersis S.A.	873,437	278,990
ENTEL Chile S.A.	7,950	128,832
Inversiones Aguas Metropolitanas S.A.	45,779	87,049
Inversiones La Construccion S.A.	3,419	51,657
Quinenco S.A.	37,471	94,920
SACI Falabella	19,611	187,692

Total Chile		2,604,001
New Zealand – 14.2%
Air New Zealand Ltd.	99,064	125,003
Auckland International Airport Ltd.	130,929	361,503
Chorus Ltd.(a)	93,905	211,177
Contact Energy Ltd.	40,146	180,898
Ebos Group Ltd.	2,903	24,469
Fisher & Paykel Healthcare Corp., Ltd.	48,373	145,849
Fletcher Building Ltd.	60,197	476,312
Freightways Ltd.	13,817	48,565
Infratil Ltd.	66,198	136,462
Kathmandu Holdings Ltd.	19,493	53,578
Mainfreight Ltd.	5,780	54,833
Michael Hill International Ltd.	21,656	26,335
Nuplex Industries Ltd.(a)	25,404	73,210
PGG Wrightson Ltd.	137,280	43,449
Ryman Healthcare Ltd.	14,848	85,950
Sky Network Television Ltd.	40,528	196,459

See Notes to Financial Statements.

110	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

September 30, 2013

Investments	Shares	Value

SKYCITY Entertainment Group Ltd.	51,741	$172,811
Telecom Corp. of New Zealand Ltd.	371,571	719,545
Tower Ltd.	14,296	21,433
Trade Me Ltd.	32,168	122,175

Total New Zealand		3,280,016
Norway – 12.6%
Aker ASA Class A	1,138	34,627
Aker Solutions ASA	4,156	58,357
Atea ASA	3,046	32,034
DNB ASA	8,342	126,637
Fred Olsen Energy ASA	1,741	77,291
Gjensidige Forsikring ASA	8,700	131,348
Kongsberg Gruppen ASA	1,304	25,476
Leroey Seafood Group ASA	788	22,339
Marine Harvest ASA	20,524	21,909
Norsk Hydro ASA(a)	19,787	82,020
Orkla ASA	16,833	122,590
Petroleum Geo-Services ASA	1,461	18,049
Schibsted ASA	487	25,102
SpareBank 1 SR Bank ASA	1,728	13,705
Statoil ASA	54,556	1,238,208
Telenor ASA	25,240	576,627
TGS Nopec Geophysical Co. ASA	1,430	42,085
Veidekke ASA	2,278	17,726
Wilh. Wilhelmsen ASA	2,976	28,205
Yara International ASA	4,854	200,399

Total Norway		2,894,734
Russia – 13.9%
Gazprom Neft JSC ADR(a)	5,385	118,201
Gazprom OAO ADR	84,733	746,526
Lukoil OAO ADR	5,348	339,063
Magnit OJSC GDR	526	32,480
MegaFon OAO GDR	5,210	183,653
MMC Norilsk Nickel OJSC ADR	19,528	281,789
Mobile Telesystems OJSC ADR	6,500	144,690
NovaTek OAO Reg S GDR	747	98,753
Novolipetsk Steel OJSC Reg S GDR(a)	1,155	18,769
Phosagro OAO Reg S GDR	3,137	31,746
Rosneft Oil Co. Reg S GDR	78,012	631,897
Rostelecom OJSC ADR	1,657	31,317
RusHydro Management Co. JSC ADR	10,087	15,837
Sberbank of Russia ADR	13,836	166,717
Severstal OAO Reg S GDR	3,469	29,868
Sistema JSFC Reg S GDR(a)	2,061	53,565
Surgutneftegas OJSC ADR	9,542	81,918
Tatneft ADR	2,192	85,817
Uralkali OJSC Reg S GDR	2,991	77,766
VTB Bank OJSC Reg S GDR	14,259	37,644

Total Russia		3,208,016
South Africa – 12.4%
Barclays Africa Group Ltd.(a)	7,640	111,900
Bidvest Group Ltd.	3,209	80,259

Exxaro Resources Ltd.(a)	3,657	59,777
FirstRand Ltd.	52,005	173,113
Imperial Holdings Ltd.	2,493	54,003
Kumba Iron Ore Ltd.(a)	6,809	313,936
Liberty Holdings Ltd.	2,822	32,808
MMI Holdings Ltd.	19,594	47,507
MTN Group Ltd.	27,588	537,300
Nedbank Group Ltd.(a)	4,976	101,115
RMB Holdings Ltd.	12,369	56,721
Sanlam Ltd.	18,354	85,462
Sasol Ltd.(a)	8,294	394,708
Shoprite Holdings Ltd.	3,167	52,050
Standard Bank Group Ltd.(a)	15,059	179,384
Tiger Brands Ltd.	1,874	55,698
Truworths International Ltd.(a)	6,300	56,341
Vodacom Group Ltd.(a)	33,489	414,131
Woolworths Holdings Ltd.	8,326	61,379

Total South Africa		2,867,592
TOTAL COMMON STOCKS (Cost: $22,376,664)		22,865,664
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree Global Natural Resources Fund(b) (Cost: $45,294)	2,188	46,386
RIGHTS – 0.0%
Chile – 0.0%
Cia Cervecerias Unidas S.A. expiring 11/12/2013*
(Cost: $0)	986	403
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.4%
United States – 10.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $2,391,242)(d)	2,391,242	2,391,242
TOTAL INVESTMENTS IN SECURITIES – 109.8% (Cost: $24,813,200)(e)		25,303,695
Liabilities in Excess of Foreign Currency and Other Assets – (9.8)%		(2,252,301)

NET ASSETS – 100.0%		$23,051,394

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)

At September 30, 2013, the total market value of the Fund's securities on loan was $2,348,887 and the total market value of the collateral held by the Fund was $2,486,096. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $94,854.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	111

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 98.9%
Australia – 5.0%
BHP Billiton Ltd.	11,641	$389,027
Rio Tinto Ltd.	6,143	354,635
Woodside Petroleum Ltd.	11,931	427,389

Total Australia		1,171,051
Brazil – 2.9%
Petroleo Brasileiro S.A.	15,200	115,807
Vale S.A.	36,100	558,840

Total Brazil		674,647
Canada – 10.4%
Agrium, Inc.	1,400	117,908
Cameco Corp.	6,320	114,238
Canadian Natural Resources Ltd.	3,900	122,816
Crescent Point Energy Corp.(a)	14,608	554,249
Encana Corp.(a)	17,313	299,807
First Quantum Minerals Ltd.	4,046	75,496
Husky Energy, Inc.	11,200	322,740
Imperial Oil Ltd.	2,186	96,189
Potash Corp. of Saskatchewan, Inc.	3,623	113,529
Silver Wheaton Corp.	5,992	148,765
Suncor Energy, Inc.	4,709	168,725
Teck Resources Ltd. Class B	10,943	294,681

Total Canada		2,429,143
China – 1.5%
China Shenhua Energy Co., Ltd. Class H	112,000	340,832
France – 2.9%
Technip S.A.	1,334	156,723
Total S.A.(a)	8,883	515,790

Total France		672,513
Germany – 0.9%
K+S AG(a)	8,023	208,084
Hong Kong – 1.3%
CNOOC Ltd.	151,618	308,509
Indonesia – 0.1%
PT Charoen Pokphand Indonesia Tbk	121,000	35,527
Israel – 1.7%
Israel Chemicals Ltd.	47,918	404,164
Italy – 3.4%
ENI SpA(a)	21,698	497,847
Saipem SpA	13,138	285,615

Total Italy		783,462
Japan – 1.5%
Inpex Corp.	10,800	127,454
Sumitomo Metal Mining Co., Ltd.	15,000	211,872

Total Japan		339,326
Malaysia – 2.3%
Felda Global Ventures Holdings Bhd	63,900	82,338
IOI Corp. Bhd	135,400	222,655

Kuala Lumpur Kepong Bhd	33,700	233,661

Total Malaysia		538,654
Mexico – 1.5%
Grupo Mexico S.A.B. de C.V. Series B	71,607	212,802
Industrias Penoles S.A.B de C.V.	4,485	131,128

Total Mexico		343,930
Netherlands – 1.5%
Fugro N.V.	5,701	347,967
Norway – 3.2%
Statoil ASA	17,464	396,364
Yara International ASA	8,524	351,916

Total Norway		748,280
Poland – 5.5%
KGHM Polska Miedz S.A.	32,472	1,282,652
Russia – 12.4%
Gazprom OAO ADR	54,918	483,835
Lukoil OAO ADR	6,145	389,605
MMC Norilsk Nickel OJSC ADR	45,399	655,108
NovaTek OAO Reg S GDR	1,276	168,687
Novolipetsk Steel OJSC Reg S GDR(a)	7,748	125,905
Phosagro OAO GDR	33,056	334,527
Rosneft Oil Co. Reg S GDR	64,372	521,413
Uralkali OJSC Reg S GDR	8,023	208,598

Total Russia		2,887,678
Singapore – 0.5%
Wilmar International Ltd.	45,000	113,688
South Africa – 5.5%
Assore Ltd.(a)	3,573	154,725
Exxaro Resources Ltd.(a)	16,327	266,878
Impala Platinum Holdings Ltd.	6,864	84,485
Kumba Iron Ore Ltd.(a)	9,766	450,272
Sasol Ltd.(a)	6,777	322,515

Total South Africa		1,278,875
South Korea – 0.6%
Korea Zinc Co., Ltd.	462	139,717
Spain – 1.0%
Repsol S.A.	9,712	240,912
Switzerland – 1.1%
Syngenta AG	471	192,411
Transocean Ltd.	1,727	76,719

Total Switzerland		269,130
Thailand – 2.4%
PTT Exploration & Production PCL	53,041	277,244
PTT PCL NVDR	28,400	286,906

Total Thailand		564,150
United Kingdom – 13.4%
Anglo American PLC	14,149	347,818
Antofagasta PLC	8,002	106,065
BG Group PLC	6,053	115,715

See Notes to Financial Statements.

112	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

September 30, 2013

Investments	Shares	Value

BHP Billiton PLC	11,748	$346,250
BP PLC	58,090	407,421
Fresnillo PLC	17,042	268,527
Rio Tinto PLC	7,256	355,213
Royal Dutch Shell PLC Class A(a)	12,261	405,051
Royal Dutch Shell PLC Class B	10,614	366,884
Tullow Oil PLC	6,017	99,778
Vedanta Resources PLC	17,841	312,608

Total United Kingdom		3,131,330
United States – 16.4%
Anadarko Petroleum Corp.	364	33,848
Apache Corp.	785	66,835
Archer-Daniels-Midland Co.	5,167	190,352
Baker Hughes, Inc.	2,152	105,663
Cabot Oil & Gas Corp.	224	8,360
CF Industries Holdings, Inc.	353	74,423
Chesapeake Energy Corp.	5,774	149,431
Chevron Corp.	1,930	234,495
ConocoPhillips	5,322	369,932
Consol Energy, Inc.	3,361	113,098
Devon Energy Corp.	2,094	120,949
Diamond Offshore Drilling, Inc.	5,684	354,227
EOG Resources, Inc.	310	52,477
Exxon Mobil Corp.	2,174	187,051
Freeport-McMoRan Copper & Gold, Inc.	9,486	313,797
Halliburton Co.	1,743	83,925
Helmerich & Payne, Inc.	844	58,194
Ingredion, Inc.	1,797	118,908
Marathon Oil Corp.	4,122	143,775
Monsanto Co.	1,013	105,727
Mosaic Co. (The)	2,055	88,406
National Oilwell Varco, Inc.	981	76,626
Noble Energy, Inc.	1,121	75,118
Occidental Petroleum Corp.	2,147	200,830
Oceaneering International, Inc.	1,070	86,927
Peabody Energy Corp.	8,114	139,967
Pioneer Natural Resources Co.	45	8,496
Southern Copper Corp.	9,712	264,555

Total United States		3,826,392
TOTAL COMMON STOCKS (Cost: $25,842,063)		23,080,613
EXCHANGE-TRADED FUNDS & NOTES – 0.6%
United States – 0.6%
iPath MSCI India Index ETN*	2,073	104,914
WisdomTree Global Equity Income Fund(b)	823	37,702

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $143,835)		142,616

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%
United States – 11.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c)
(Cost: $2,680,455)(d)	2,680,455	2,680,455
TOTAL INVESTMENTS IN SECURITIES – 111.0% (Cost: $28,666,353)(e)		25,903,684
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (11.0)%		(2,568,956)

NET ASSETS – 100.0%		$23,334,728

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Affiliated company (See Note 7).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(d)	At September 30, 2013, the total market value of the Fund's securities on loan was $2,551,829 and the total market value of the collateral held by the Fund was $2,680,455.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	113

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 98.4%
Australia – 2.6%
AGL Energy Ltd.	32,650	$470,763
Envestra Ltd.	270,954	277,424

Total Australia		748,187
Austria – 1.0%
Verbund AG(a)	12,541	284,011
Brazil – 12.3%
Centrais Eletricas Brasileiras S.A.	240,800	676,086
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	60,272
Cia de Saneamento de Minas Gerais-COPASA	12,100	190,247
CPFL Energia S.A.	40,400	351,904
EDP – Energias do Brasil S.A.	78,000	422,578
Equatorial Energia S.A.	6,700	63,206
Light S.A.	100,800	857,188
Tractebel Energia S.A.	29,900	492,009
Transmissora Alianca de Energia Eletrica S.A.	46,800	447,807

Total Brazil		3,561,297
Canada – 8.6%
Algonquin Power & Utilities Corp.	35,300	217,728
Atco Ltd. Class I	2,206	95,910
Canadian Utilities Ltd. Class A	5,286	182,200
Capital Power Corp.	16,651	344,392
Emera, Inc.	8,336	241,589
Fortis, Inc.	7,997	243,434
Northland Power, Inc.(a)	18,964	288,731
Superior Plus Corp.	30,200	323,183
TransAlta Corp.	42,192	549,206

Total Canada		2,486,373
Chile – 6.2%
AES Gener S.A.	265,332	155,448
Aguas Andinas S.A. Class A	550,333	380,283
Cia General de Electricidad S.A.	25,178	154,747
Colbun S.A.	83,093	21,516
E.CL S.A.	124,122	172,953
Empresa Nacional de Electricidad S.A.	88,666	124,123
Enersis S.A.	523,113	167,091
Gasco S.A.	17,863	199,574
Inversiones Aguas Metropolitanas S.A.	229,176	435,782

Total Chile		1,811,517
China – 0.8%
China Datang Corp. Renewable Power Co., Ltd. Class H(a)	461,000	87,383
China Longyuan Power Group Corp. Class H	78,100	81,170
Huaneng Power International, Inc. Class H	60,640	60,522

Total China		229,075
Czech Republic – 1.8%
CEZ AS	19,709	509,002
Finland – 2.0%
Fortum Oyj(a)	25,880	583,641

France – 10.8%
EDF S.A.	21,613	684,016
GDF Suez	32,634	820,330
Rubis	4,599	290,604
Suez Environnement Co.	36,317	589,435
Veolia Environnement S.A.	43,578	744,741

Total France		3,129,126
Germany – 4.0%
E.ON SE	35,297	628,305
RWE AG	15,897	540,987

Total Germany		1,169,292
Hong Kong – 4.8%
China Power International Development Ltd.	790,000	298,473
China Resources Power Holdings Co., Ltd.	84,100	199,971
CLP Holdings Ltd.	36,322	295,769
Guangdong Investment Ltd.	264,600	227,234
Hong Kong & China Gas Co., Ltd.	45,280	108,950
Power Assets Holdings Ltd.	28,886	258,498

Total Hong Kong		1,388,895
Indonesia – 0.8%
PT Perusahaan Gas Negara Persero Tbk	495,000	222,280
Italy – 6.2%
A2A SpA	172,584	168,672
Edison SpA	18,860	23,526
Enel Green Power SpA	53,263	114,278
Enel SpA	111,383	426,991
Iren SpA	92,789	113,295
Snam SpA	104,361	528,909
Terna Rete Elettrica Nazionale SpA	96,973	437,908

Total Italy		1,813,579
Japan – 3.8%
Chugoku Electric Power Co., Inc. (The)(a)	16,900	268,678
Electric Power Development Co., Ltd.	4,742	154,644
Hokuriku Electric Power Co.(a)	17,300	252,822
Osaka Gas Co., Ltd.(a)	37,000	157,615
Toho Gas Co., Ltd.	24,000	125,717
Tokyo Gas Co., Ltd.	24,000	131,587

Total Japan		1,091,063
Malaysia – 2.0%
Petronas Gas Bhd	26,300	177,512
Tenaga Nasional Bhd	84,000	232,710
YTL Corp. Bhd	388,560	183,581

Total Malaysia		593,803
New Zealand – 0.8%
Contact Energy Ltd.	54,639	246,203
Philippines – 2.2%
Aboitiz Power Corp.	432,000	312,540
Energy Development Corp.	720,600	90,199
Manila Electric Co.	24,310	159,684
Manila Water Co., Inc.	138,600	89,928

Total Philippines		652,351

See Notes to Financial Statements.

114	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

September 30, 2013

Investments	Shares	Value

Poland – 4.4%
Enea S.A.	40,461	$183,413
PGE S.A.	134,255	715,682
Tauron Polska Energia S.A.	245,058	376,046

Total Poland		1,275,141
Portugal – 2.0%
EDP-Energias de Portugal S.A.	161,468	590,142
Russia – 0.6%
Federal Hydrogenerating Co. JSC ADR	102,075	160,258
South Korea – 0.8%
Korea Gas Corp.	4,580	242,920
Spain – 6.9%
Acciona S.A.	8,121	462,310
EDP Renovaveis S.A.	14,203	73,847
Enagas S.A.(a)	15,431	378,389
Gas Natural SDG S.A.	18,545	387,346
Iberdrola S.A.	52,932	307,743
Red Electrica Corp. S.A.	6,943	395,391

Total Spain		2,005,026
Thailand – 3.7%
Electricity Generating PCL	59,546	236,052
Glow Energy PCL	102,000	212,772
Ratchaburi Electricity Generating Holding PCL	143,000	228,581
Ratchaburi Electricity Generating Holding PCL NVDR	30,452	48,676
Thai Tap Water Supply PCL	1,113,920	356,112

Total Thailand		1,082,193
United Kingdom – 9.3%
Centrica PLC	60,633	363,005
Drax Group PLC	39,946	441,499
National Grid PLC	35,829	423,847
Pennon Group PLC	32,044	362,725
Severn Trent PLC	11,311	322,929
SSE PLC	17,560	419,156
United Utilities Group PLC	34,083	381,391

Total United Kingdom		2,714,552
TOTAL COMMON STOCKS (Cost: $29,314,792)		28,589,927
EXCHANGE-TRADED NOTES – 0.9%
United States – 0.9%
iPath MSCI India Index ETN* (Cost: $266,444)	5,114	258,820
RIGHTS – 0.0%
South Korea – 0.0%
Korea Gas Corp., expiring 11/22/13* (Cost: $0)	980	8,891

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.0%
United States – 7.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $2,034,474)(c)	2,034,474	2,034,474
TOTAL INVESTMENTS IN SECURITIES – 106.3% (Cost: $31,615,710)(d)		30,892,112
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (6.3)%		(1,835,509)

NET ASSETS – 100.0%		$29,056,603

ADR – American Depositary Receipt

ETN – Exchange Traded Note

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $1,571,421 and the total market value of the collateral held by the Fund was $2,034,474.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	115

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.6%
Australia – 16.2%
Abacus Property Group	111,603	$235,841
Australand Property Group	185,990	634,771
BWP Trust	106,687	227,447
CFS Retail Property Trust	877,678	1,641,345
Charter Hall Group	59,993	206,996
Charter Hall Retail REIT	78,111	274,622
Commonwealth Property Office Fund	693,916	739,684
Cromwell Property Group	341,250	311,109
Dexus Property Group	1,210,123	1,137,183
Federation Centres Ltd.	309,920	660,722
Goodman Group	276,346	1,260,978
GPT Group	438,724	1,427,596
Investa Office Fund	144,796	399,405
Lend Lease Group	123,477	1,173,044
Mirvac Group	669,953	1,090,004
Stockland	682,419	2,469,430
Westfield Group	462,587	4,762,285
Westfield Retail Trust	876,613	2,434,440

Total Australia		21,086,902
Belgium – 0.9%
Befimmo SCA Sicafi	6,928	480,439
Cofinimmo	6,061	710,426

Total Belgium		1,190,865
Brazil – 1.4%
Aliansce Shopping Centers S.A.	13,000	116,215
BR Malls Participacoes S.A.	48,500	437,928
BR Properties S.A.	38,643	341,981
Iguatemi Empresa de Shopping Centers S.A.	11,200	122,312
JHSF Participacoes S.A.	69,800	200,678
LPS Brasil Consultoria de Imoveis S.A.	11,000	86,031
Multiplan Empreendimentos Imobiliarios S.A.	16,700	397,610
Sao Carlos Empreendimentos e Participacoes S.A.	7,300	122,812

Total Brazil		1,825,567
Canada – 9.6%
Allied Properties Real Estate Investment Trust	10,238	323,305
Artis Real Estate Investment Trust	33,860	468,091
Boardwalk Real Estate Investment Trust	7,139	400,115
Brookfield Asset Management, Inc. Class A	46,830	1,755,840
Brookfield Canada Office Properties	16,400	419,613
Brookfield Office Properties, Inc.	78,649	1,510,391
Calloway Real Estate Investment Trust	28,349	671,562
Canadian Apartment Properties REIT	19,336	385,065
Canadian Real Estate Investment Trust	13,624	537,856
Chartwell Retirement Residences	41,093	403,774
Cominar Real Estate Investment Trust	34,632	648,571
Dundee Real Estate Investment Trust	28,005	791,191
First Capital Realty, Inc.(a)	38,103	627,574
Granite Real Estate, Inc.	8,551	307,383
H&R Real Estate Investment Trust	56,918	1,173,356

Morguard Real Estate Investment Trust	15,500	246,697
Northern Property Real Estate Investment Trust	8,100	218,122
RioCan Real Estate Investment Trust	69,370	1,639,937

Total Canada		12,528,443
Chile – 0.1%
Parque Arauco S.A.	91,049	175,465
China – 1.1%
Guangzhou R&F Properties Co., Ltd. Class H	925,200	1,445,933
Finland – 0.3%
Sponda Oyj	67,205	347,513
France – 9.0%
Fonciere des Regions	18,660	1,548,637
Gecina S.A.	13,898	1,778,396
ICADE	13,887	1,269,063
Klepierre	43,923	1,905,578
Mercialys S.A.	25,753	516,285
Unibail-Rodamco SE	19,001	4,717,180

Total France		11,735,139
Germany – 0.6%
Deutsche Euroshop AG	10,569	458,316
Deutsche Wohnen AG	6,944	124,312
Gsw Immobilien AG(a)	4,943	217,293

Total Germany		799,921
Hong Kong – 25.8%
Champion Real Estate Investment Trust	1,498,000	683,793
Cheung Kong Holdings Ltd.	298,238	4,541,744
China Overseas Grand Oceans Group Ltd.(a)	92,300	112,353
China Overseas Land & Investment Ltd.	660,049	1,944,788
China South City Holdings Ltd.	1,032,000	330,021
Franshion Properties China Ltd.	1,010,000	332,102
Hang Lung Group Ltd.(a)	110,649	590,687
Hang Lung Properties Ltd.	527,283	1,794,971
Henderson Land Development Co., Ltd.	245,852	1,518,515
Hui Xian Real Estate Investment Trust	1,255,634	786,221
Hysan Development Co., Ltd.	141,115	628,682
Kowloon Development Co., Ltd.	299,398	371,007
Link REIT (The)	380,946	1,869,080
New World Development Co., Ltd.	963,682	1,448,912
Regal Real Estate Investment Trust	496,000	145,184
Shenzhen Investment Ltd.	914,000	370,072
Sino Land Co., Ltd.	1,037,735	1,528,137
Sino-Ocean Land Holdings Ltd.(a)	1,278,200	751,577
Sun Hung Kai Properties Ltd.	373,871	5,086,090
Swire Pacific Ltd. Class A	138,459	1,658,619
Swire Pacific Ltd. Class B	543,298	1,261,016
Swire Properties Ltd.	576,000	1,615,443
Wharf Holdings Ltd.	307,872	2,667,775
Wheelock & Co., Ltd.	158,231	839,598
Yuexiu Property Co., Ltd.	1,904,000	522,945
Yuexiu Real Estate Investment Trust	429,000	212,421

Total Hong Kong		33,611,753

See Notes to Financial Statements.

116	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2013

Investments	Shares	Value

Indonesia – 0.2%
PT Bumi Serpong Damai	353,224	$43,924
PT Ciputra Development Tbk	662,817	56,093
PT Lippo Karawaci Tbk*	545,000	51,300
PT Summarecon Agung Tbk	722,000	57,985

Total Indonesia		209,302
Israel – 0.6%
Azrieli Group	13,061	414,500
Gazit-Globe Ltd.	31,271	419,400

Total Israel		833,900
Italy – 0.1%
Beni Stabili SpA	292,168	181,729
Japan – 4.3%
Aeon Mall Co., Ltd.	10,030	297,859
Daito Trust Construction Co., Ltd.	13,600	1,359,653
Daiwa House Industry Co., Ltd.(a)	57,000	1,073,488
Mitsubishi Estate Co., Ltd.	26,589	784,731
Mitsui Fudosan Co., Ltd.	26,308	883,413
Nomura Real Estate Holdings, Inc.	14,365	353,544
Sumitomo Real Estate Sales Co., Ltd.	5,040	165,903
Sumitomo Realty & Development Co., Ltd.(a)	9,279	440,191
Tokyo Tatemono Co., Ltd.	12,000	109,819
Tokyu Land Corp.(a)	16,168	168,229

Total Japan		5,636,830
Malaysia – 1.6%
CapitaMalls Malaysia Trust REIT	370,536	178,476
IGB Corp. Bhd	242,500	193,435
KLCC Property Holdings Bhd	185,547	366,028
Mah Sing Group Bhd	154,080	104,469
Pavilion Real Estate Investment Trust	589,500	245,964
SP Setia Bhd	429,300	438,585
Sunway Bhd	101,100	99,565
Sunway REIT	614,296	267,618
UOA Development Bhd	197,500	134,514

Total Malaysia		2,028,654
Mexico – 0.3%
Fibra Uno Administracion S.A. de CV	128,800	354,784
Netherlands – 1.9%
Corio N.V.(a)	37,692	1,624,789
Eurocommercial Properties N.V.	13,953	565,397
Wereldhave N.V.	4,329	314,211

Total Netherlands		2,504,397
New Zealand – 0.1%
Goodman Property Trust	184,194	156,484
Philippines – 1.0%
Ayala Land, Inc.	659,900	413,006
Robinsons Land Corp.	450,100	212,955
SM Prime Holdings, Inc.	1,627,275	598,735

Total Philippines		1,224,696
Russia – 0.2%
LSR Group OJSC GDR(a)	69,856	296,539

Singapore – 10.4%
Ascendas Real Estate Investment Trust	541,901	984,686
Ascott Residence Trust	201,000	201,841
CapitaCommercial Trust(a)	762,635	881,308
CapitaLand Ltd.	446,589	1,099,789
CapitaMall Trust	809,786	1,264,938
CapitaMalls Asia Ltd.	367,000	571,815
CDL Hospitality Trusts	320,432	416,262
City Developments Ltd.	46,103	376,613
Far East Hospitality Trust	171,000	124,698
Fortune Real Estate Investment Trust	508,000	398,270
Fragrance Group Ltd.	410,352	73,584
Frasers Centrepoint Trust	259,000	380,837
Global Logistic Properties Ltd.	176,000	405,372
GuocoLand Ltd.	179,000	299,582
Keppel Land Ltd.	273,168	770,683
Keppel REIT	706,000	692,074
Mapletree Commercial Trust	576,140	557,888
Mapletree Industrial Trust	535,195	575,822
Mapletree Logistics Trust	854,187	728,416
Parkway Life Real Estate Investment Trust	77,000	144,212
Singapore Land Ltd.	65,000	450,169
Starhill Global REIT	316,000	200,215
Suntec Real Estate Investment Trust	714,828	931,455
UOL Group Ltd.	105,000	514,644
Wheelock Properties Singapore Ltd.	231,000	317,573
Wing Tai Holdings Ltd.	77,000	125,802

Total Singapore		13,488,548
South Africa – 2.7%
Capital Property Fund(a)	426,974	448,877
Growthpoint Properties Ltd.	482,321	1,181,390
Hyprop Investments Ltd.	57,085	416,066
Redefine Properties Ltd.	1,004,985	973,653
Resilient Property Income Fund Ltd.	82,871	442,363

Total South Africa		3,462,349
Sweden – 1.3%
Atrium Ljungberg AB Class B	11,229	149,822
Castellum AB	40,176	573,264
Fabege AB	40,683	449,704
Hufvudstaden AB Class A	35,540	452,612

Total Sweden		1,625,402
Switzerland – 1.4%
Allreal Holding AG*	2,399	333,486
PSP Swiss Property AG*	6,562	569,662
Swiss Prime Site AG*	12,186	942,671

Total Switzerland		1,845,819
Taiwan – 1.2%
Cathay Real Estate Development Co., Ltd.	276,000	190,895
Farglory Land Development Co., Ltd.	358,000	665,945
Highwealth Construction Corp.	197,800	436,181
Ruentex Development Co., Ltd.	114,782	235,255

Total Taiwan		1,528,276

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	117

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

September 30, 2013

Investments	Shares	Value

Thailand – 1.3%
Bangkokland PCL NVDR	1,198,149	$58,222
Central Pattana PCL NVDR	223,374	314,209
Hemaraj Land And Development NVDR PCL	1,720,300	170,490
Land and Houses PCL NVDR	1,131,959	390,830
LPN Development PCL NVDR	264,900	173,608
Pruksa Real Estate PCL NVDR	233,893	145,809
Quality Houses PCL NVDR	1,649,906	167,733
Sansiri PCL NVDR	2,057,851	151,313
Supalai PCL NVDR	342,321	172,911

Total Thailand		1,745,125
Turkey – 0.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	300,953	406,160
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	45,885	76,897

Total Turkey		483,057
United Kingdom – 5.6%
British Land Co. PLC	181,304	1,695,561
Capital Shopping Centres Group PLC	203,638	1,058,895
Derwent London PLC	9,272	355,707
Great Portland Estates PLC	32,458	283,312
Hammerson PLC	122,249	991,829
Land Securities Group PLC	118,735	1,767,047
Londonmetric Property PLC	109,291	212,383
Segro PLC	188,618	946,888

Total United Kingdom		7,311,622
TOTAL COMMON STOCKS (Cost: $117,092,322)		129,665,014
RIGHTS – 0.0%
Hong Kong – 0.0%
New World Development Co., Ltd., expiring 10/11/13*†
(Cost: $0)	12,196	0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $4,220,833)(c)	4,220,833	4,220,833
TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $121,313,155)(d)		133,885,847
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.9)%		(3,748,309)

NET ASSETS – 100.0%		$130,137,538

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $3,991,908 and the total market value of the collateral held by the Fund was $4,220,833.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

118	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
China – 99.3%
Aerospace & Defense – 0.2%
AviChina Industry & Technology Co., Ltd. Class H	100,000	$51,063
Airlines – 0.3%
Air China Ltd. Class H	118,000	79,882
Auto Components – 0.8%
Minth Group Ltd.	90,000	179,416
Automobiles – 6.0%
Dongfeng Motor Group Co., Ltd. Class H	246,000	373,672
Great Wall Motor Co., Ltd. Class H	93,000	504,265
Guangzhou Automobile Group Co., Ltd. Class H	448,000	485,829

Total Automobiles		1,363,766
Beverages – 0.6%
Tsingtao Brewery Co., Ltd. Class H	18,000	136,941
Chemicals – 0.8%
China Bluechemical Ltd. Class H	324,000	190,929
Communications Equipment – 1.0%
AAC Technologies Holdings, Inc.	48,500	220,450
Computers & Peripherals – 2.4%
Lenovo Group Ltd.	520,000	543,794
Construction & Engineering – 3.8%
China Communications Construction Co., Ltd. Class H	686,000	541,359
China Railway Group Ltd. Class H	316,000	172,768
China State Construction International Holdings Ltd.	90,000	144,833

Total Construction & Engineering		858,960
Construction Materials – 3.4%
Anhui Conch Cement Co., Ltd. Class H	81,000	260,072
China National Building Material Co., Ltd. Class H(a)	348,000	334,307
China Shanshui Cement Group Ltd.	492,000	189,691

Total Construction Materials		784,070
Diversified Telecommunication Services – 5.2%
China Communications Services Corp., Ltd. Class H	314,000	183,416
China Telecom Corp., Ltd. Class H	1,208,000	601,262
China Unicom Hong Kong Ltd.	258,000	402,545

Total Diversified Telecommunication Services		1,187,223
Electrical Equipment – 1.4%
Shanghai Electric Group Co., Ltd. Class H	404,000	143,781
Zhuzhou CSR Times Electric Co., Ltd. Class H	52,000	168,972

Total Electrical Equipment		312,753
Energy Equipment & Services – 1.2%
China Oilfield Services Ltd. Class H	106,000	265,713
Food & Staples Retailing – 1.7%
China Resources Enterprise Ltd.	56,000	177,998
Sun Art Retail Group Ltd.	102,000	146,256

Wumart Stores, Inc. Class H	40,000	71,282

Total Food & Staples Retailing		395,536
Food Products – 5.8%
China Agri-Industries Holdings Ltd.	191,000	90,141
Tingyi Cayman Islands Holding Corp.	92,000	243,786
Uni-President China Holdings Ltd.	31,000	30,900
Want Want China Holdings Ltd.	623,000	946,331

Total Food Products		1,311,158
Gas Utilities – 1.1%
China Gas Holdings Ltd.	28,000	30,509
China Resources Gas Group Ltd.	18,000	46,049
Enn Energy Holdings Ltd.	30,000	166,728

Total Gas Utilities		243,286
Health Care Equipment & Supplies – 0.3%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	72,000	70,652
Health Care Providers & Services – 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	55,300	106,248
Sinopharm Group Co., Ltd. Class H	53,200	133,495

Total Health Care Providers & Services		239,743
Household Durables – 0.2%
Haier Electronics Group Co., Ltd.	20,000	38,736
Independent Power Producers & Energy Traders – 4.6%
China Longyuan Power Group Corp. Class H	133,000	138,228
China Resources Power Holdings Co., Ltd.	208,000	494,577
Datang International Power Generation Co., Ltd. Class H	640,000	282,238
Huaneng Power International, Inc. Class H	122,000	121,762

Total Independent Power Producers & Energy Traders		1,036,805
Industrial Conglomerates – 3.5%
Beijing Enterprises Holdings Ltd.	23,500	169,694
Citic Pacific Ltd.(a)	322,000	417,699
Shanghai Industrial Holdings Ltd.	63,000	208,777

Total Industrial Conglomerates		796,170
Internet Software & Services – 3.4%
Tencent Holdings Ltd.	14,900	781,587
Machinery – 1.0%
CSR Corp., Ltd. Class H	207,000	144,403
Weichai Power Co., Ltd. Class H	19,000	74,235

Total Machinery		218,638
Metals & Mining – 4.7%
Fosun International Ltd.	168,500	132,755
Jiangxi Copper Co., Ltd. Class H	263,000	516,833
Zijin Mining Group Co., Ltd. Class H(a)	1,776,000	425,957

Total Metals & Mining		1,075,545

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	119

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

September 30, 2013

Investments	Shares	Value

Multiline Retail – 0.8%
Intime Retail Group Co., Ltd.	158,000	$172,768
Oil, Gas & Consumable Fuels – 23.4%
China Coal Energy Co., Ltd. Class H	638,000	381,723
China Petroleum & Chemical Corp. Class H	1,402,000	1,097,353
China Shenhua Energy Co., Ltd. Class H	346,500	1,054,448
CNOOC Ltd.	581,000	1,182,205
Kunlun Energy Co., Ltd.	134,000	187,303
PetroChina Co., Ltd. Class H	956,000	1,055,216
Yanzhou Coal Mining Co., Ltd. Class H(a)	364,000	363,289

Total Oil, Gas & Consumable Fuels		5,321,537
Personal Products – 3.6%
Hengan International Group Co., Ltd.	71,000	830,377
Pharmaceuticals – 0.8%
China Medical System Holdings Ltd.	51,000	43,601
Sihuan Pharmaceutical Holdings Group Ltd.	195,000	133,769

Total Pharmaceuticals		177,370
Software – 0.3%
Kingsoft Corp., Ltd.	28,000	66,433
Textiles, Apparel & Luxury Goods – 0.4%
Shenzhou International Group Holdings Ltd.	30,000	97,290
Transportation Infrastructure – 5.5%
Beijing Capital International Airport Co., Ltd. Class H	156,000	102,188
China Merchants Holdings International Co., Ltd.	148,000	538,171
Jiangsu Expressway Co., Ltd. Class H	272,000	320,922
Zhejiang Expressway Co., Ltd. Class H	308,000	283,569

Total Transportation Infrastructure		1,244,850
Water Utilities – 1.3%
Guangdong Investment Ltd.	336,000	288,552
Wireless Telecommunication Services – 8.7%
China Mobile Ltd.	176,500	1,972,073
TOTAL COMMON STOCKS (Cost: $23,410,510)		22,554,066
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%
United States – 6.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $1,365,518)(c)	1,365,518	1,365,518
TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $24,776,028)(d)		23,919,584
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (5.3)%		(1,196,427)

NET ASSETS – 100.0%		$22,723,157
(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $1,223,257 and the total market value of the collateral held by the Fund was $1,365,518.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

120	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 100.3%
United Kingdom – 100.3%
Aerospace & Defense – 2.1%
BAE Systems PLC	91,396	$672,542
Cobham PLC	20,137	93,688
Meggitt PLC	9,897	87,989
Qinetiq Group PLC	6,381	19,799
Ultra Electronics Holdings PLC	957	29,275

Total Aerospace & Defense		903,293
Airlines – 0.2%
easyJet PLC	4,128	85,433
Auto Components – 0.3%
GKN PLC	22,882	126,728
Beverages – 4.7%
Britvic PLC	5,378	49,860
Diageo PLC	34,065	1,083,989
SABMiller PLC	17,156	873,340

Total Beverages		2,007,189
Biotechnology – 0.1%
Abcam PLC	1,786	14,635
Genus PLC	396	9,183

Total Biotechnology		23,818
Capital Markets – 1.7%
Aberdeen Asset Management PLC	22,319	136,839
ICAP PLC	23,846	144,540
Investec PLC	13,787	89,396
Man Group PLC	173,532	235,774
Schroders PLC	2,535	105,749
Schroders PLC NVDR	825	28,831

Total Capital Markets		741,129
Chemicals – 0.8%
Alent PLC	2,611	15,010
Croda International PLC	2,085	89,645
Elementis PLC	5,523	21,439
Essentra PLC	2,380	28,848
Johnson Matthey PLC	2,545	115,728
Synthomer PLC	5,424	20,914
Victrex PLC	1,192	30,827

Total Chemicals		322,411
Commercial Banks – 9.1%
Barclays PLC	134,683	579,070
HSBC Holdings PLC	189,611	2,055,432
Standard Chartered PLC	52,934	1,269,532

Total Commercial Banks		3,904,034
Commercial Services & Supplies – 0.9%
Aggreko PLC	2,394	62,185
Berendsen PLC	3,545	52,097
G4S PLC	31,211	128,531
Homeserve PLC	7,573	31,518
Rentokil Initial PLC	25,984	45,865

Serco Group PLC	5,127	45,374

Total Commercial Services & Supplies		365,570
Communications Equipment – 0.1%
Pace PLC	2,182	8,971
Spirent Communications PLC	5,919	12,231

Total Communications Equipment		21,202
Construction & Engineering – 0.5%
Balfour Beatty PLC	24,621	113,354
Carillion PLC	17,473	88,481

Total Construction & Engineering		201,835
Containers & Packaging – 0.5%
DS Smith PLC	15,494	72,262
Rexam PLC	14,891	116,136
RPC Group PLC	3,308	24,374

Total Containers & Packaging		212,772
Distributors – 0.2%
Inchcape PLC	7,832	77,431
Diversified Financial Services – 0.2%
IG Group Holdings PLC	8,807	82,577
Diversified Telecommunication Services – 2.1%
BT Group PLC	126,004	698,670
Cable & Wireless Communications PLC	92,971	59,666
Inmarsat PLC	11,642	133,668

Total Diversified Telecommunication Services		892,004
Electronic Equipment, Instruments & Components – 0.6%
Domino Printing Sciences PLC	2,050	21,247
Electrocomponents PLC	12,951	57,885
Halma PLC	4,265	39,127
Oxford Instruments PLC	231	4,713
Premier Farnell PLC	11,714	41,202
Renishaw PLC	990	28,906
Spectris PLC	1,387	49,549

Total Electronic Equipment, Instruments & Components		242,629
Energy Equipment & Services – 0.4%
AMEC PLC	6,368	110,755
Hunting PLC	1,984	25,623
John Wood Group PLC	3,265	42,404

Total Energy Equipment & Services		178,782
Food & Staples Retailing – 2.7%
Tesco PLC	200,669	1,166,618
Food Products – 2.9%
Associated British Foods PLC	7,645	232,255
Tate & Lyle PLC	8,244	98,325
Unilever PLC	22,917	905,527

Total Food Products		1,236,107
Health Care Equipment & Supplies – 0.4%
Smith & Nephew PLC	12,049	150,439

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	121

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2013

Investments	Shares	Value

Hotels Restaurants & Leisure – 0.3%
Carnival PLC	3,654	$123,908
Hotels, Restaurants & Leisure – 1.7%
Betfair Group PLC	792	13,185
Compass Group PLC	27,317	376,016
InterContinental Hotels Group PLC	3,880	113,224
Ladbrokes PLC	24,554	67,279
Millennium & Copthorne Hotels PLC	4,985	44,803
TUI Travel PLC	21,591	128,564

Total Hotels, Restaurants & Leisure		743,071
Household Products – 2.1%
PZ Cussons PLC	4,562	30,578
Reckitt Benckiser Group PLC	11,934	873,531

Total Household Products		904,109
Industrial Conglomerates – 0.4%
Smiths Group PLC	6,730	152,471
Insurance – 5.9%
Amlin PLC	17,716	116,249
Aviva PLC	94,891	609,748
Direct Line Insurance Group PLC	31,816	109,847
Jardine Lloyd Thompson Group PLC	3,828	58,581
Old Mutual PLC	106,449	323,391
Prudential PLC	40,624	757,202
RSA Insurance Group PLC	125,638	245,981
Standard Life PLC	54,300	303,722

Total Insurance		2,524,721
Internet Software & Services – 0.0%
Telecity Group PLC	891	11,976
IT Services – 0.1%
Computacenter PLC	3,110	26,919
Machinery – 1.4%
Bodycote PLC	2,611	27,484
Fenner PLC	3,506	22,620
IMI PLC	4,627	109,023
Invensys PLC	5,594	45,113
Melrose Industries PLC	22,617	109,805
Morgan Advanced Materials PLC	6,018	30,328
Rotork PLC	864	38,155
Senior PLC	4,397	19,254
Spirax-Sarco Engineering PLC	962	46,969
Vesuvius PLC	7,982	57,754
Weir Group PLC (The)	2,263	85,387

Total Machinery		591,892
Media – 1.7%
Daily Mail and General Trust PLC Class A N.V.	5,387	66,475
Euromoney Institutional Investor PLC	1,522	28,591
Pearson PLC	17,924	364,858
Reed Elsevier PLC	21,402	288,704

Total Media		748,628
Metals & Mining – 10.1%
Anglo American PLC	32,222	792,097

Antofagasta PLC	8,119	107,615
BHP Billiton PLC	51,120	1,506,663
Ferrexpo PLC	8,827	25,330
Fresnillo PLC	15,150	238,715
Rio Tinto PLC	31,426	1,538,442
Vedanta Resources PLC	7,136	125,036

Total Metals & Mining		4,333,898
Multi-Utilities – 5.0%
Centrica PLC	133,251	797,763
National Grid PLC	114,937	1,359,671

Total Multi-Utilities		2,157,434
Oil, Gas & Consumable Fuels – 15.9%
BG Group PLC	27,526	526,215
BP PLC	290,012	2,034,033
Royal Dutch Shell PLC Class A	62,582	2,067,443
Royal Dutch Shell PLC Class B	60,658	2,096,709
Tullow Oil PLC	6,003	99,545

Total Oil, Gas & Consumable Fuels		6,823,945
Paper & Forest Products – 0.2%
Mondi PLC	6,199	104,703
Pharmaceuticals – 9.6%
AstraZeneca PLC	40,433	2,105,418
GlaxoSmithKline PLC	79,251	1,998,880
Hikma Pharmaceuticals PLC	1,192	20,075

Total Pharmaceuticals		4,124,373
Professional Services – 0.5%
Hays PLC	25,215	48,346
Intertek Group PLC	1,323	70,809
ITE Group PLC	3,275	14,415
Michael Page International PLC	4,661	37,159
WS Atkins PLC	2,046	38,732

Total Professional Services		209,461
Real Estate Investment Trusts (REITs) – 0.2%
Hammerson PLC	12,751	103,451
Real Estate Management & Development – 0.0%
Savills PLC	1,258	12,590
Road & Rail – 0.1%
National Express Group PLC	14,154	58,746
Semiconductors & Semiconductor Equipment – 0.2%
ARM Holdings PLC	4,616	73,705
CSR PLC	1,489	12,418

Total Semiconductors & Semiconductor Equipment		86,123
Software – 0.4%
Aveva Group PLC	363	15,272
Fidessa Group PLC	429	13,811
Micro Focus International PLC	2,941	36,101
Sage Group PLC (The)	22,158	118,341

Total Software		183,525

See Notes to Financial Statements.

122	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

September 30, 2013

Investments	Shares	Value

Specialty Retail – 0.5%
Kingfisher PLC	37,256	$232,822
Textiles, Apparel & Luxury Goods – 0.3%
Burberry Group PLC	4,835	127,939
Tobacco – 6.9%
British American Tobacco PLC	37,846	2,008,094
Imperial Tobacco Group PLC	25,872	958,187

Total Tobacco		2,966,281
Trading Companies & Distributors – 0.3%
Ashtead Group PLC	1,852	18,460
Bunzl PLC	4,178	90,527
SIG PLC	6,051	18,206

Total Trading Companies & Distributors		127,193
Transportation Infrastructure – 0.1%
BBA Aviation PLC	10,047	49,624
Wireless Telecommunication Services – 5.9%
Vodafone Group PLC	727,379	2,544,301
TOTAL COMMON STOCKS (Cost: $41,852,436)		43,016,105
RIGHTS – 0.1%
Commercial Banks – 0.1%
Barclays PLC, expiring 11/02/13*
(Cost: $0)	36,302	47,471
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $41,852,436)(a)		43,063,576
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.4)%		(177,407)

NET ASSETS – 100.0%		$42,886,169

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	123

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 99.3%
Japan – 99.3%
Air Freight & Logistics – 0.2%
Kintetsu World Express, Inc.	600	$21,554
Yusen Logistics Co., Ltd.	1,200	13,171

Total Air Freight & Logistics		34,725
Auto Components – 4.9%
Aisan Industry Co., Ltd.	1,200	11,887
Akebono Brake Industry Co., Ltd.	5,400	24,929
Calsonic Kansei Corp.	6,000	32,102
EXEDY Corp.	1,800	44,227
FCC Co., Ltd.	1,200	27,663
G-TEKT Corp.	631	17,131
Hi-Lex Corp.	1,267	27,800
H-One Co., Ltd.	931	9,364
Keihin Corp.	3,000	48,214
KYB Co., Ltd.	6,000	38,767
Musashi Seimitsu Industry Co., Ltd.	1,200	30,647
Nifco, Inc.	2,400	64,179
Nissin Kogyo Co., Ltd.	3,000	56,927
Pacific Industrial Co., Ltd.	1,200	8,891
Press Kogyo Co., Ltd.	6,000	26,476
Riken Corp.	6,000	25,498
Sanoh Industrial Co., Ltd.	1,800	13,244
Showa Corp.	3,000	40,295
Taiho Kogyo Co., Ltd.	1,200	15,617
Takata Corp.	2,400	60,413
Tokai Rika Co., Ltd.	3,000	63,470
Tokai Rubber Industries Ltd.	3,600	35,037
Topre Corp.	1,800	23,150
Toyo Tire & Rubber Co., Ltd.	6,000	36,138
TPR Co., Ltd.	1,200	22,062
Unipres Corp.	1,200	25,425

Total Auto Components		829,553
Beverages – 1.4%
Coca-Cola West Co., Ltd.	4,800	95,926
Ito En Ltd.	3,600	81,851
Sapporo Holdings Ltd.	12,000	52,097

Total Beverages		229,874
Building Products – 2.5%
Aica Kogyo Co., Ltd.	3,000	59,771
Central Glass Co., Ltd.	12,000	39,745
NICHIAS Corp.	6,000	40,418
Nichiha Corp.	1,200	16,375
Nitto Boseki Co., Ltd.	6,000	25,315
Noritz Corp.	1,800	38,797
Okabe Co., Ltd.	1,800	21,994
Sankyo Tateyama, Inc.	600	13,281
Sanwa Holdings Corp.	12,000	73,131
Takara Standard Co., Ltd.	6,000	48,367
Takasago Thermal Engineering Co., Ltd.	4,800	40,748

Total Building Products		417,942

Capital Markets – 1.6%
GCA Savvian Corp.	1,800	18,069
Ichiyoshi Securities Co., Ltd.	2,400	35,269
Marusan Securities Co., Ltd.	3,000	25,101
Mito Securities Co., Ltd.	6,000	32,285
Monex Group, Inc.	7,200	30,231
Tokai Tokyo Financial Holdings, Inc.	13,200	110,174
Toyo Securities Co., Ltd.	6,000	21,646

Total Capital Markets		272,775
Chemicals – 7.3%
Achilles Corp.	6,000	8,438
ADEKA Corp.	4,800	56,842
Asahi Organic Chemicals Industry Co., Ltd.	6,000	13,758
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	6,000	26,232
DAISO Co., Ltd.	6,379	19,893
Denki Kagaku Kogyo K.K.	30,000	116,790
Earth Chemical Co., Ltd.	1,200	45,554
Fujimi, Inc.	2,400	32,383
FUJIMORI KOGYO Co., Ltd.	600	19,597
JSP Corp.	1,267	20,711
Konishi Co., Ltd.	600	11,612
Kureha Corp.	6,000	21,646
Lintec Corp.(a)	3,000	63,837
Nippon Shokubai Co., Ltd.	6,000	69,585
Nippon Soda Co., Ltd.	6,000	35,648
Nippon Valqua Industries Ltd.	6,000	16,815
NOF Corp.	6,000	38,583
Sakai Chemical Industry Co., Ltd.	6,000	21,585
Sanyo Chemical Industries Ltd.	6,000	41,335
Shin-Etsu Polymer Co., Ltd.	3,600	12,474
Sumitomo Bakelite Co., Ltd.	12,000	43,414
Taiyo Holdings Co., Ltd.	1,200	37,299
Takiron Co., Ltd.	6,000	25,804
Toagosei Co., Ltd.	12,000	53,442
Tokai Carbon Co., Ltd.	12,000	41,580
Tokuyama Corp.	6,000	23,419
Tosoh Corp.	18,000	74,110
Toyo Ink SC Holdings Co., Ltd.	12,000	62,369
Toyobo Co., Ltd.	42,000	80,469
Ube Industries, Ltd.	54,800	103,317

Total Chemicals		1,238,541
Commercial Banks – 9.1%
77 Bank Ltd. (The)	12,000	59,068
Akita Bank Ltd. (The)	6,000	16,204
Aomori Bank Ltd. (The)	12,000	31,918
Awa Bank Ltd. (The)	6,000	32,469
Bank of Iwate, Ltd. (The)	600	28,922
Bank of Nagoya Ltd. (The)	6,000	22,991
Bank of Okinawa, Ltd. (The)	700	27,929
Bank of Saga Ltd. (The)	6,000	12,657
Bank of the Ryukyus Ltd.	1,800	22,563
Chukyo Bank Ltd. (The)	6,000	10,823

See Notes to Financial Statements.

124	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

Daisan Bank Ltd. (The)	12,000	$19,567
Daishi Bank Ltd. (The)	18,000	64,938
Ehime Bank Ltd. (The)	6,000	14,675
Eighteenth Bank Ltd. (The)	6,000	14,186
FIDEA Holdings Co., Ltd.	7,200	14,675
Fukui Bank Ltd. (The)	12,000	26,538
Higashi-Nippon Bank Ltd. (The)	12,000	28,494
Higo Bank Ltd. (The)	6,000	35,159
Hokkoku Bank Ltd. (The)	12,000	45,615
Hokuetsu Bank Ltd. (The)	12,000	26,660
Hyakugo Bank Ltd. (The)	12,000	49,406
Hyakujushi Bank Ltd. (The)	12,000	47,694
Juroku Bank Ltd. (The)	12,000	47,205
Kagoshima Bank Ltd. (The)	6,000	40,968
Kansai Urban Banking Corp.*	42,000	46,655
Keiyo Bank Ltd. (The)	12,000	63,103
Kiyo Holdings, Inc.	36,000	49,896
Michinoku Bank Ltd. (The)	6,000	12,107
Mie Bank Ltd. (The)	12,000	24,825
Miyazaki Bank Ltd. (The)	6,000	18,405
Musashino Bank Ltd. (The)	1,200	43,842
Nagano Bank Ltd. (The)	6,000	10,701
Nishi-Nippon City Bank Ltd. (The)	31,000	84,352
North Pacific Bank Ltd.	3,600	15,152
Ogaki Kyoritsu Bank Ltd. (The)	18,000	51,913
Oita Bank Ltd. (The)	6,000	19,750
San-In Godo Bank Ltd. (The)	6,000	46,594
Senshu Ikeda Holdings, Inc.	13,800	71,162
Shiga Bank Ltd. (The)	6,000	34,059
Shikoku Bank Ltd. (The)	6,000	13,819
Tochigi Bank Ltd. (The)	6,000	23,052
Toho Bank Ltd. (The)	12,000	36,932
Tokyo Tomin Bank, Ltd. (The)	1,200	13,819
TOMATO BANK, Ltd.	6,000	10,884
TOMONY Holdings, Inc.	6,600	25,963
Towa Bank, Ltd. (The)	12,000	11,129
Yachiyo Bank, Ltd. (The)	600	18,014
Yamagata Bank Ltd. (The)	6,000	26,599
Yamanashi Chuo Bank, Ltd. (The)	6,000	24,948

Total Commercial Banks		1,538,999
Commercial Services & Supplies – 2.2%
Aeon Delight Co., Ltd.	3,000	57,692
Daiseki Co., Ltd.	1,200	22,098
ITOKI Corp.	1,800	9,392
KOKUYO Co., Ltd.	5,400	42,044
Kyodo Printing Co., Ltd.	6,000	17,488
Matsuda Sangyo Co., Ltd.	1,200	17,158
Moshi Moshi Hotline, Inc.	6,000	70,074
NAC Co., Ltd.	600	9,808
Okamura Corp.	6,000	41,274
Sato Holdings Corp.	1,200	24,520
Toppan Forms Co., Ltd.	6,000	58,578

Total Commercial Services & Supplies		370,126

Computers & Peripherals – 0.4%
Eizo Corp.	1,200	30,989
Melco Holdings, Inc.	1,200	16,767
Roland DG Corp.	600	16,283

Total Computers & Peripherals		64,039
Construction & Engineering – 3.6%
Asunaro Aoki Construction Co., Ltd.	3,000	18,099
COMSYS Holdings Corp.	4,200	58,554
Kandenko Co., Ltd.	12,000	72,642
KINDEN Corp.	11,000	118,268
Kitano Construction Corp.	6,000	13,758
Kyowa Exeo Corp.	4,200	49,480
Maeda Corp.	6,000	36,933
NDS Co., Ltd.	6,000	17,427
Nippon Koei Co., Ltd.	6,000	26,048
Nishimatsu Construction Co., Ltd.	6,000	17,427
Okumura Corp.	12,000	52,097
Penta-Ocean Construction Co., Ltd.	3,000	8,377
Sumitomo Densetsu Co., Ltd.	600	8,175
Taikisha Ltd.	1,200	28,641
Toda Corp.	12,000	41,090
Totetsu Kogyo Co., Ltd.	600	13,458
Toyo Engineering Corp.	6,000	25,987

Total Construction & Engineering		606,461
Construction Materials – 0.3%
Sumitomo Osaka Cement Co., Ltd.	12,000	48,306
Consumer Finance – 0.1%
Pocket Card Co., Ltd.	1,800	15,391
Containers & Packaging – 1.0%
FP Corp.	600	45,126
Fuji Seal International, Inc.	600	18,167
Nihon Yamamura Glass Co., Ltd.	6,000	11,312
Pack Corp. (The)	600	10,982
Rengo Co., Ltd.	12,000	66,160
Tomoku Co., Ltd.	6,000	18,589

Total Containers & Packaging		170,336
Distributors – 0.7%
Chori Co., Ltd.	1,200	13,636
Doshisha Co., Ltd.	1,200	17,170
Happinet Corp.	1,200	9,221
Paltac Corp.	3,823	52,752
Sankyo Seiko Co., Ltd.	4,200	14,638
Yondoshi Holdings, Inc.	600	8,316

Total Distributors		115,733
Diversified Consumer Services – 0.2%
Meiko Network Japan Co., Ltd.	1,200	15,165
Riso Kyoiku Co., Ltd.	3,047	23,910

Total Diversified Consumer Services		39,075
Electric Utilities – 0.1%
Okinawa Electric Power Co., Inc. (The)	600	20,729

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	125

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

Electrical Equipment – 2.3%
Daihen Corp.	6,000	$24,031
Denyo Co., Ltd.	600	7,509
ENDO Lighting Corp.	631	14,192
Fujikura Ltd.	12,000	46,471
Furukawa Electric Co., Ltd.	18,000	41,457
GS Yuasa Corp.	12,000	69,707
IDEC Corp.	1,800	16,895
Nidec Corp.	441	36,403
Nippon Carbon Co., Ltd.	6,000	12,046
Nippon Signal Co., Ltd. (The)	1,800	13,795
Nitto Kogyo Corp.	1,800	30,029
Takaoka Toko Holdings Co., Ltd.	631	10,977
Tatsuta Electric Wire and Cable Co., Ltd.	1,200	9,172
Ushio, Inc.	4,200	52,005

Total Electrical Equipment		384,689
Electronic Equipment, Instruments & Components – 4.7%
Ai Holdings Corp.	2,400	28,592
Amano Corp.	4,200	43,445
ANRITSU Corp.	4,200	53,332
Azbil Corp.	4,200	97,547
Canon Electronics, Inc.	3,000	55,338
Citizen Holdings Co., Ltd.	9,000	63,103
Daiwabo Holdings Co., Ltd.	6,000	11,067
Elematec Corp.	600	8,243
Enplas Corp.	199	12,614
Fuji Electronics Co., Ltd.	1,200	15,812
Hakuto Co., Ltd.	1,800	17,372
HORIBA Ltd.	1,200	44,943
Hosiden Corp.	1,800	9,704
ITC Networks Corp.	3,000	28,555
Kaga Electronics Co., Ltd.	1,800	15,391
Kanematsu Electronics Ltd.	1,909	24,844
KOA Corp.	1,800	17,812
MACNICA, Inc.	600	15,953
Nichicon Corp.	2,400	26,440
Nippon Ceramic Co., Ltd.	1,267	18,271
OHARA, Inc.	1,200	7,778
OPTEX Co., Ltd.	600	9,056
Panasonic Industrial Devices SUNX Co., Ltd.	2,708	11,756
Ryosan Co., Ltd.	1,800	32,891
Sanshin Electronics Co., Ltd.	1,800	11,190
SIIX Corp.	1,200	15,788
Star Micronics Co., Ltd.	3,000	29,411
Taiyo Yuden Co., Ltd.	1,200	15,617
Tomen Electronics Corp.	1,200	13,293
Topcon Corp.	1,200	18,637
UKC Holdings Corp.	600	11,257

Total Electronic Equipment, Instruments & Components		785,052
Energy Equipment & Services – 0.4%
Modec, Inc.	600	18,803
Shinko Plantech Co., Ltd.	3,600	30,084

Toyo Kanetsu K.K.	6,000	17,977

Total Energy Equipment & Services		66,864
Food & Staples Retailing – 3.4%
Ain Pharmaciez, Inc.	331	14,049
Arcs Co., Ltd.	2,400	44,563
Belc Co., Ltd.	600	10,921
Cawachi Ltd.	600	11,893
Create SD Holdings Co., Ltd.	600	21,952
Heiwado Co., Ltd.	1,800	28,029
Kasumi Co., Ltd.	3,000	18,894
Kato Sangyo Co., Ltd.	1,800	38,541
Matsumotokiyoshi Holdings Co., Ltd.	1,800	58,242
Mitsubishi Shokuhin Co., Ltd.(a)	2,400	65,794
SAN-A Co., Ltd.	1,200	33,814
Tsuruha Holdings, Inc.	600	52,953
UNY Group Holdings Co., Ltd.	14,400	92,894
Valor Co., Ltd.	1,800	27,277
Welcia Holdings Co., Ltd.	600	31,735
Yokohama Reito Co., Ltd.	3,000	24,734

Total Food & Staples Retailing		576,285
Food Products – 3.3%
Ezaki Glico Co., Ltd.	6,000	56,866
Fuji Oil Co., Ltd.	2,900	50,390
Hokuto Corp.	1,800	32,634
Itoham Foods, Inc.	6,000	25,009
J-Oil Mills, Inc.	6,000	19,139
Kagome Co., Ltd.	3,000	51,027
Kyokuyo Co., Ltd.	6,000	17,366
Marudai Food Co., Ltd.	6,000	19,445
Maruha Nichiro Holdings, Inc.	12,000	22,746
Mitsui Sugar Co., Ltd.	6,000	18,894
Morinaga Milk Industry Co., Ltd.	12,000	37,911
Nichirei Corp.	12,000	65,304
Nippon Beet Sugar Manufacturing Co., Ltd.	6,000	11,190
Nippon Flour Mills Co., Ltd.	6,000	30,145
Nisshin Oillio Group Ltd. (The)	6,000	20,851
Rock Field Co., Ltd.	600	11,887
Sakata Seed Corp.	1,200	16,558
Showa Sangyo Co., Ltd.	6,000	18,589
Starzen Co., Ltd.	6,000	16,876
Yonekyu Corp.	1,200	9,429

Total Food Products		552,256
Gas Utilities – 0.4%
Hokkaido Gas Co., Ltd.	6,000	16,020
Saibu Gas Co., Ltd.	12,000	29,228
Shizuoka Gas Co., Ltd.	3,000	20,423

Total Gas Utilities		65,671
Health Care Equipment & Supplies – 0.9%
EIKEN CHEMICAL Co., Ltd.	600	11,208
Hogy Medical Co., Ltd.	600	33,264
MANI, Inc.	600	20,698
Nagaileben Co., Ltd.	1,200	19,481

See Notes to Financial Statements.

126	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

Nihon Kohden Corp.	1,200	$49,101
Paramount Bed Holdings Co., Ltd.	631	19,774

Total Health Care Equipment & Supplies		153,526
Health Care Providers & Services – 0.5%
BML, Inc.	600	19,659
Ship Healthcare Holdings, Inc.	631	24,597
Toho Holdings Co., Ltd.	1,200	21,890
Vital Ksk Holdings, Inc.	1,800	13,666

Total Health Care Providers & Services		79,812
Hotels, Restaurants & Leisure – 2.7%
Aeon Fantasy Co., Ltd.	600	8,157
Doutor Nichires Holdings Co., Ltd.	1,800	31,588
Ichibanya Co., Ltd.	631	26,365
Kyoritsu Maintenance Co., Ltd.	600	24,611
MOS Food Services, Inc.	600	11,832
Ohsho Food Service Corp.	1,200	40,173
Plenus Co., Ltd.	3,000	57,814
Resorttrust, Inc.	1,800	64,571
Round One Corp.	6,000	34,670
Saizeriya Co., Ltd.	1,200	16,106
St. Marc Holdings Co., Ltd.	600	30,329
Tokyotokeiba Co., Ltd.	6,000	29,045
Toridoll.Corp.	1,267	12,538
Watami Co., Ltd.	1,200	20,203
Zensho Holdings Co., Ltd.(a)	3,600	41,787

Total Hotels, Restaurants & Leisure		449,789
Household Durables – 2.0%
Arnest One Corp.	3,000	70,624
Cleanup Corp.	1,800	15,812
Corona Corp.	1,200	13,513
Foster Electric Co., Ltd.	600	12,437
France Bed Holdings Co., Ltd.	12,000	25,070
Funai Electric Co., Ltd.	2,400	25,902
Hajime Construction Co., Ltd.(a)	631	40,770
JVCKENWOOD Corp.	5,400	10,346
Misawa Homes Co., Ltd.	600	9,502
PanaHome Corp.	6,000	39,501
Pressance Corp.	600	18,558
Sanyo Housing Nagoya Co., Ltd.	1,200	13,758
Takamatsu Construction Group Co., Ltd.	1,200	21,634
Token Corp.	480	26,611

Total Household Durables		344,038
Household Products – 0.8%
Lion Corp.	12,000	73,131
Pigeon Corp.	1,200	58,945

Total Household Products		132,076
Industrial Conglomerates – 0.3%
Nisshinbo Holdings, Inc.	6,000	49,468
Internet & Catalog Retail – 1.0%
ASKUL Corp.	1,800	41,769
Belluna Co., Ltd.	3,600	18,381

Nissen Holdings Co., Ltd.	4,200	13,868
Senshukai Co., Ltd.	3,000	27,027
Start Today Co., Ltd.	2,400	67,628

Total Internet & Catalog Retail		168,673
Internet Software & Services – 0.6%
GMO Internet, Inc.	3,000	39,012
Gurunavi, Inc.	1,200	21,780
Internet Initiative Japan, Inc.	600	17,286
Macromill, Inc.	2,545	15,380

Total Internet Software & Services		93,458
IT Services – 1.9%
Ines Corp.	3,000	18,497
Information Services International-Dentsu Ltd.	1,200	12,975
IT Holdings Corp.	3,000	37,880
NEC Fielding Ltd.	3,600	42,191
NEC Networks & System Integration Corp.	1,800	43,567
NET One Systems Co., Ltd.	7,200	54,518
Nihon Unisys, Ltd.	3,000	25,834
NS Solutions Corp.	3,000	59,068
TKC Corp.	1,200	20,729

Total IT Services		315,259
Leisure Equipment & Products – 1.5%
Daikoku Denki Co., Ltd.	1,200	25,975
Dunlop Sports Co., Ltd.	1,909	24,182
Fields Corp.	1,800	29,680
Mars Engineering Corp.	1,200	23,175
Mizuno Corp.(a)	6,000	35,954
TOMY Co., Ltd.	4,200	19,390
Universal Entertainment Corp.(a)	4,200	89,500

Total Leisure Equipment & Products		247,856
Machinery – 6.3%
Aida Engineering Ltd.	4,200	38,479
Asahi Diamond Industrial Co., Ltd.	3,000	29,748
Bando Chemical Industries Ltd.	6,000	23,786
Chugai Ro Co., Ltd.	6,000	15,776
CKD Corp.	1,200	10,554
Daifuku Co., Ltd.	3,000	32,438
Fujitec Co., Ltd.	6,000	75,455
Furukawa Co., Ltd.	10,000	22,726
GLORY Ltd.	2,400	60,290
Hitachi Koki Co., Ltd.	7,200	56,866
Hitachi Zosen Corp.	4,200	32,915
ISEKI & Co., Ltd.	6,000	21,279
Kitz Corp.	4,200	18,962
Kyokuto Kaihatsu Kogyo Co., Ltd.	1,267	16,308
Meidensha Corp.	6,000	21,952
Minebea Co., Ltd.	12,000	61,146
Mitsui Engineering & Shipbuilding Co., Ltd.	30,000	61,452
Miura Co., Ltd.	1,200	33,056
MORI SEIKI Co., Ltd.	3,600	55,876
Nachi-Fujikoshi Corp.	6,000	33,447
Nitta Corp.	600	12,804

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	127

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

Noritake Co., Ltd.	6,000	$15,959
Obara Group, Inc.	600	14,846
Oiles Corp.	1,200	27,553
OKUMA Corp.	6,000	52,097
OSG Corp.	3,000	52,433
Ryobi Ltd.	6,000	26,966
SHIMA SEIKI MFG., Ltd.	600	13,195
Sintokogio, Ltd.	1,200	9,013
Sodick Co., Ltd.	3,000	14,522
Tocalo Co., Ltd.	600	8,946
Torishima Pump Manufacturing Co., Ltd.	1,200	11,777
Toshiba Machine Co., Ltd.	6,000	31,001
Tsubakimoto Chain Co.	6,000	41,824
Union Tool Co.	600	12,774

Total Machinery		1,068,221
Marine – 0.4%
Japan Transcity Corp.	6,000	21,096
Kawasaki Kisen Kaisha, Ltd.	18,000	42,191

Total Marine		63,287
Media – 2.5%
Asatsu-DK, Inc.	600	16,271
Avex Group Holdings, Inc.	1,800	52,464
CyberAgent, Inc.	1,800	49,749
Daiichikosho Co., Ltd.	3,000	81,906
Gakken Holdings Co., Ltd.	6,000	18,528
Kadokawa Corp.	600	21,187
OPT, Inc.	1,267	12,047
Proto Corp.	1,267	18,451
Toei Co., Ltd.	6,000	36,260
TV Asahi Corp.	3,000	69,707
TV TOKYO Holdings Corp.	600	10,566
Zenrin Co., Ltd.	2,400	26,953

Total Media		414,089
Metals & Mining – 2.6%
Aichi Steel Corp.	6,000	32,836
Asahi Holdings, Inc.	3,000	50,446
Furukawa-Sky Aluminum Corp.	20,532	68,841
Kurimoto, Ltd.	6,000	17,855
Kyoei Steel Ltd.	1,200	21,927
Mitsui Mining & Smelting Co., Ltd.	12,000	34,854
Neturen Co., Ltd.	1,800	17,464
Nippon Coke & Engineering Co., Ltd.	18,000	25,131
Nippon Denko Co., Ltd.	6,000	18,099
Nisshin Steel Holdings Co., Ltd.	1,267	16,786
Nittetsu Mining Co., Ltd.	6,000	33,508
OSAKA Titanium Technologies Co.	600	12,871
Toho Zinc Co., Ltd.	6,000	19,322
Topy Industries Ltd.	6,000	13,269
Toyo Kohan Co., Ltd.	6,000	22,991
Yodogawa Steel Works Ltd.	6,000	26,476

Total Metals & Mining		432,676

Multiline Retail – 1.1%
Fuji Co., Ltd.	600	10,762
H2O Retailing Corp.	6,000	49,651
Izumi Co., Ltd.	2,400	69,951
Parco Co., Ltd.	3,600	36,248
Seria Co., Ltd.	631	19,581

Total Multiline Retail		186,193
Office Electronics – 0.4%
Riso Kagaku Corp.	1,267	29,633
Toshiba TEC Corp.	6,000	36,933

Total Office Electronics		66,566
Oil, Gas & Consumable Fuels – 0.6%
Itochu Enex Co., Ltd.	7,200	37,422
Nippon Gas Co., Ltd.	1,200	14,492
San-Ai Oil Co., Ltd.	6,000	25,987
Sinanen Co., Ltd.	6,000	23,419

Total Oil, Gas & Consumable Fuels		101,320
Paper & Forest Products – 0.6%
Daiken Corp.	6,000	17,121
Daio Paper Corp.	6,000	36,994
Hokuetsu Kishu Paper Co., Ltd.(a)	9,000	42,558
Tokushu Tokai Paper Co., Ltd.	6,000	12,596

Total Paper & Forest Products		109,269
Personal Products – 1.5%
Fancl Corp.	3,600	43,842
KOBAYASHI Pharmaceutical Co., Ltd.	1,200	68,729
Kose Corp.	1,800	52,097
Mandom Corp.	600	20,973
Noevir Holdings Co., Ltd.	1,800	30,781
Pola Orbis Holdings, Inc.	1,267	45,450

Total Personal Products		261,872
Pharmaceuticals – 2.9%
Fuji Pharma Co., Ltd.	600	10,621
Fuso Pharmaceutical Industries, Ltd.	6,000	19,628
Kaken Pharmaceutical Co., Ltd.	6,000	91,047
KYORIN Holdings, Inc.	3,000	64,051
Mochida Pharmaceutical Co., Ltd.	1,200	78,634
Nichi-Iko Pharmaceutical Co., Ltd.	1,200	28,005
Sawai Pharmaceutical Co., Ltd.	1,200	84,260
Towa Pharmaceutical Co., Ltd.	600	29,809
Tsumura & Co.	3,000	87,990

Total Pharmaceuticals		494,045
Professional Services – 0.7%
Meitec Corp.	3,000	86,461
Nomura Co., Ltd.	1,000	9,906
Temp Holdings Co., Ltd.	1,200	30,304

Total Professional Services		126,671
Real Estate Management & Development – 1.0%
Airport Facilities Co., Ltd.	3,000	28,127
DAIBIRU Corp.	3,000	35,037
Daikyo, Inc.	6,000	19,139

See Notes to Financial Statements.

128	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

Heiwa Real Estate Co., Ltd.	1,200	$22,062
Jowa Holdings Co., Ltd.	1,200	35,612
Relo Holdings, Inc.	631	28,198

Total Real Estate Management & Development		168,175
Road & Rail – 2.9%
Fukuyama Transporting Co., Ltd.	12,000	78,145
Hitachi Transport System, Ltd.	3,600	50,116
Ichinen Holdings Co., Ltd.	1,200	8,414
Maruzen Showa Unyu Co., Ltd.	6,000	20,729
Nankai Electric Railway Co., Ltd.	12,769	48,278
Nippon Konpo Unyu Soko Co., Ltd.	3,600	63,030
Nishi-Nippon Railroad Co., Ltd.	12,000	46,838
Sankyu, Inc.	12,000	39,623
Seino Holdings Corp.	6,000	61,147
Senko Co., Ltd.	6,000	30,206
Sotetsu Holdings, Inc.	12,000	46,104

Total Road & Rail		492,630
Semiconductors & Semiconductor Equipment – 0.8%
Axell Corp.	1,200	23,725
Lasertec Corp.	1,200	11,960
MegaChips Corp.	1,200	19,163
Mimasu Semiconductor Industry Co., Ltd.	1,800	15,849
Miraial Co., Ltd.	600	9,747
Shinko Electric Industries Co., Ltd.	4,200	44,001
Tokyo Seimitsu Co., Ltd.	600	10,994

Total Semiconductors & Semiconductor Equipment		135,439
Software – 1.3%
Capcom Co., Ltd.	3,600	69,267
DTS Corp.	1,200	19,004
Fuji Soft, Inc.	600	11,355
MTI Ltd.	1,200	11,129
SQUARE ENIX HOLDINGS Co., Ltd.	5,400	85,574
SRA Holdings, Inc.	1,200	13,648
Systena Corp.	1,800	13,850

Total Software		223,827
Specialty Retail – 5.4%
Adastria Holdings Co., Ltd	1,140	54,255
Alpen Co., Ltd.	1,800	37,385
AOKI Holdings, Inc.	1,200	42,252
Aoyama Trading Co., Ltd.	3,000	81,814
Arcland Sakamoto Co., Ltd.	631	9,440
AUTOBACS SEVEN Co., Ltd.	6,000	91,964
Chiyoda Co., Ltd.	1,800	38,284
DCM Holdings Co., Ltd.	7,200	51,069
EDION Corp.	8,400	42,032
Gulliver International Co., Ltd.	3,600	21,536
Honeys Co., Ltd.	1,410	15,390
Keiyo Co., Ltd.	3,000	14,339
Kohnan Shoji Co., Ltd.	2,400	26,342
Komeri Co., Ltd.	1,200	29,473
Konaka Co., Ltd.	1,800	17,023
K's Holdings Corp.	1,900	52,028

Kyoto Kimono Yuzen Co., Ltd.	1,200	13,403
NAFCO Co., Ltd.	600	9,221
Otsuka Kagu Ltd.	1,200	12,364
Pal Co., Ltd.	600	15,018
RIGHT ON Co., Ltd.	1,800	17,060
Shimachu Co., Ltd.	3,000	74,415
T-Gaia Corp.	5,400	55,802
United Arrows Ltd.	1,200	50,507
Xebio Co., Ltd.	1,200	27,076
Yellow Hat Ltd.	600	11,245

Total Specialty Retail		910,737
Textiles, Apparel & Luxury Goods – 2.1%
Fujibo Holdings, Inc.	6,000	13,574
Gunze Ltd.	12,000	32,652
Japan Vilene Co., Ltd.	6,000	31,185
Japan Wool Textile Co., Ltd. (The)	6,000	47,389
Kurabo Industries Ltd.	12,000	20,301
Onward Holdings Co., Ltd.	12,000	105,661
Sanyo Shokai Ltd.	6,000	15,592
Seiren Co., Ltd.	3,000	20,362
Wacoal Holdings Corp.	6,000	63,959

Total Textiles, Apparel & Luxury Goods		350,675
Trading Companies & Distributors – 3.2%
ADVAN Co., Ltd.	1,200	14,651
Daiichi Jitsugyo Co., Ltd.	6,000	26,354
Hanwa Co., Ltd.	12,000	56,744
Inaba Denki Sangyo Co., Ltd.	2,400	72,055
Inabata & Co., Ltd.	4,200	40,448
Iwatani Corp.	12,000	48,428
Kamei Corp.	1,200	9,123
Kuroda Electric Co., Ltd.	1,200	16,020
Mitani Corp.	600	11,740
Mitsui Matsushima Co., Ltd.	6,379	10,727
Nagase & Co., Ltd.	5,400	68,625
Nippon Steel Trading Co., Ltd.	18,960	65,696
Onoken Co., Ltd.	1,200	14,785
Shinsho Corp.	6,000	12,902
Trusco Nakayama Corp.	1,200	24,557
Yamazen Corp.	4,200	27,265
Yuasa Trading Co., Ltd.	12,000	24,214

Total Trading Companies & Distributors		544,334
Transportation Infrastructure – 0.7%
Japan Airport Terminal Co., Ltd.	1,200	27,748
Mitsui-Soko Co., Ltd.	6,000	33,447
Nissin Corp.	6,000	17,182
Sumitomo Warehouse Co., Ltd. (The)	6,000	37,300

Total Transportation Infrastructure		115,677
TOTAL COMMON STOCKS (Cost: $15,929,207)		16,743,080

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	129

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2013

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $216,445)(c)	216,445	$216,445
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $16,145,652)(d)		16,959,525
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.6)%		(95,432)

NET ASSETS – 100.0%		$16,864,093
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2013 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2013.

(c)	At September 30, 2013, the total market value of the Fund's securities on loan was $185,977 and the total market value of the collateral held by the Fund was $216,445.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

130	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 97.9%
Brazil – 15.5%
CCR S.A.	21,600	$168,352
Cia de Bebidas das Americas	18,000	684,729
Cia de Saneamento Basico do Estado de Sao Paulo	1,200	11,665
Cia Hering	3,000	45,336
Cielo S.A.	9,500	255,803
EcoRodovias Infraestrutura e Logistica S.A.	3,000	20,431
Itau Unibanco Holding S.A.	16,200	219,416
Localiza Rent a Car S.A.	600	8,895
Lojas Renner S.A.	1,200	34,247
M Dias Branco S.A.	600	27,493
Marisa Lojas S.A.	1,200	11,321
Odontoprev S.A.	6,600	28,848
Petroleo Brasileiro S.A.	47,900	364,944
Souza Cruz S.A.	20,400	242,393
Tegma Gestao Logistica	1,200	11,843
Ultrapar Participacoes S.A.	4,200	103,130
WEG S.A.	5,400	65,497

Total Brazil		2,304,343
Chile – 0.7%
CFR Pharmaceuticals S.A.	30,413	8,176
SACI Falabella	9,509	91,008

Total Chile		99,184
China – 7.9%
Air China Ltd. Class H	24,000	16,247
China International Marine Containers Group Co., Ltd. Class H	12,000	21,508
China Minsheng Banking Corp., Ltd. Class H	99,000	118,338
China National Building Material Co., Ltd. Class H	60,000	57,639
China Pacific Insurance Group Co., Ltd. Class H	16,800	60,223
China Telecom Corp., Ltd. Class H	588,000	292,667
Great Wall Motor Co., Ltd. Class H	9,000	48,800
PetroChina Co., Ltd. Class H	312,000	344,380
Ping An Insurance Group Co. of China Ltd. Class H	12,000	89,205
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	23,551
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	5,400	10,375
Sinopharm Group Co., Ltd. Class H	12,000	30,112
Wumart Stores, Inc. Class H	12,000	21,385
Zhuzhou CSR Times Electric Co., Ltd. Class H	6,000	19,497
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H	24,000	20,797

Total China		1,174,724
India – 0.9%
Infosys Ltd. ADR	2,214	106,515
Tata Motors Ltd. ADR	420	11,181
Wipro Ltd. ADR	1,822	18,694

Total India		136,390
Indonesia – 10.8%
PT AKR Corporindo Tbk	21,000	7,254
PT Astra Agro Lestari Tbk	18,000	30,311
PT Astra International Tbk	443,500	247,027
PT Bank Central Asia Tbk	99,000	85,492
PT Bank Mandiri Persero Tbk	165,000	113,277
PT Bank Negara Indonesia Persero Tbk	171,000	60,175
PT Bank Rakyat Indonesia Persero Tbk	251,500	157,459
PT Gudang Garam Tbk	12,000	36,270
PT Harum Energy Tbk	78,000	18,186
PT Indocement Tunggal Prakarsa Tbk	30,000	46,632
PT Indofood CBP Sukses Makmur Tbk	27,000	23,899
PT Jasa Marga Persero Tbk	39,000	17,513
PT Kalbe Farma Tbk	251,500	25,628
PT Media Nusantara Citra Tbk	60,000	13,989
PT Perusahaan Gas Negara Persero Tbk	305,500	137,185
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	105,000	11,515
PT Semen Indonesia Persero Tbk	90,000	101,036
PT Surya Citra Media Tbk	90,000	19,819
PT Tambang Batubara Bukit Asam Persero Tbk	45,000	49,547
PT Telekomunikasi Indonesia Persero Tbk	1,125,000	204,016
PT Unilever Indonesia Tbk	51,000	132,785
PT United Tractors Tbk	48,000	67,565

Total Indonesia		1,606,580
Malaysia – 2.7%
AirAsia Bhd	19,200	15,080
Berjaya Sports Toto Bhd	22,800	28,749
British American Tobacco Malaysia Bhd	4,200	82,724
Carlsberg Brewery Malaysia Bhd	5,400	21,206
Dialog Group Bhd	11,400	8,883
DRB-Hicom Bhd	13,200	10,772
Gamuda Bhd	20,400	28,790
Hartalega Holdings Bhd	4,800	11,015
Kuala Lumpur Kepong Bhd	12,000	83,203
Malaysia Marine And Heavy Engineering Holdings Bhd	17,400	20,819
Nestle (Malaysia) Bhd	3,000	62,586
Tan Chong Motor Holdings Bhd	5,400	10,388
Top Glove Corp. Bhd	4,800	9,263
UOA Development Bhd	13,800	9,399

Total Malaysia		402,877
Mexico – 9.8%
Alsea S.A.B de C.V.	4,200	11,697
America Movil S.A.B de C.V. Series L	317,300	313,353
Arca Continental S.A.B de C.V.	8,400	52,045
Fomento Economico Mexicano S.A.B de C.V.	18,000	173,658
Grupo Bimbo S.A.B de C.V. Series A	7,800	24,110
Grupo Financiero Santander Mexico S.A.B de C.V. Class B	68,300	187,927
Grupo Mexico S.A.B de C.V. Series B	89,900	267,165
Kimberly-Clark de Mexico S.A.B de C.V. Class A	32,400	93,800
Wal-Mart de Mexico S.A.B de C.V. Series V	125,300	327,629

Total Mexico		1,451,384
Philippines – 2.0%
Aboitiz Power Corp.	125,300	90,651
Ayala Land, Inc.	37,200	23,282

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	131

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

September 30, 2013

Investments	Shares	Value
Jollibee Foods Corp.	4,070	$15,751
Manila Water Co., Inc.	14,400	9,343
Semirara Mining Corp.	5,570	30,703
SM Investments Corp.	2,840	50,877
SM Prime Holdings, Inc.	97,700	35,948
Universal Robina Corp.	15,890	44,889

Total Philippines		301,444
Russia – 11.9%
LSR Group OJSC GDR	4,607	19,557
Magnit OJSC Reg S GDR	1,337	82,560
MegaFon OAO GDR	13,571	478,378
MMC Norilsk Nickel OJSC ADR	50,612	730,331
NovaTek OAO Reg S GDR	1,817	240,207
Uralkali OJSC Reg S GDR	8,519	221,494

Total Russia		1,772,527
South Africa – 15.0%
Adcock Ingram Holdings Ltd.	1,297	8,834
AVI Ltd.	4,163	24,758
Bidvest Group Ltd.	3,053	76,357
Capitec Bank Holdings Ltd.	839	16,757
Clicks Group Ltd.	2,081	11,321
FirstRand Ltd.	72,053	239,848
Foschini Group Ltd. (The)	4,163	43,046
Imperial Holdings Ltd.	2,627	56,906
Kumba Iron Ore Ltd.	7,691	354,602
Life Healthcare Group Holdings Ltd.	9,803	34,814
Massmart Holdings Ltd.	1,895	31,657
Mr. Price Group Ltd.	2,573	35,551
MTN Group Ltd.	27,339	532,450
Oceana Group Ltd.	1,253	10,488
Pick n Pay Stores Ltd.	3,989	16,493
Shoprite Holdings Ltd.	3,389	55,699
Spar Group Ltd. (The)	2,369	28,531
Tiger Brands Ltd.	1,865	55,431
Truworths International Ltd.	6,587	58,907
Vodacom Group Ltd.	36,950	456,930
Woolworths Holdings Ltd.	9,419	69,437

Total South Africa		2,218,817
South Korea – 0.9%
Coway Co., Ltd.	569	31,503
Grand Korea Leisure Co., Ltd.	840	27,045
Huchems Fine Chemical Corp.	1,080	22,561
Iljin Display Co., Ltd.	980	15,594
KEPCO Plant Service & Engineering Co., Ltd.	491	24,854
OCI Materials Co., Ltd.	485	16,179

Total South Korea		137,736
Taiwan – 6.1%
President Chain Store Corp.	6,000	43,326
Richtek Technology Corp.	6,000	28,714
Taiwan Semiconductor Manufacturing Co., Ltd.	246,000	836,169

Total Taiwan		908,209
Thailand – 11.0%
Advanced Info Service PCL NVDR	40,800	332,609
Bangkok Dusit Medical Services PCL NVDR	9,600	38,670
BEC World PCL NVDR	31,800	57,694
Bumrungrad Hospital PCL NVDR	11,400	29,885
Central Pattana PCL NVDR	25,200	35,448
Charoen Pokphand Foods PCL NVDR	106,700	81,867
CP ALL PCL NVDR	91,100	102,662
Hemaraj Land And Development PCL NVDR	212,900	21,099
Indorama Ventures PCL NVDR	65,000	45,300
Kasikornbank PCL NVDR	19,600	109,655
LPN. Development PCL NVDR	32,400	21,234
Land and Houses PCL NVDR	139,700	48,234
Major Cineplex Group PCL NVDR	38,300	22,774
Minor International PCL NVDR	36,000	27,852
Quality Houses PCL NVDR	202,100	20,546
Shin Corp. PCL NVDR	62,300	164,314
Siam Cement PCL NVDR	11,500	156,618
Siam City Cement PCL NVDR	2,400	30,997
Siam Commercial Bank PCL NVDR	28,200	133,427
Sri Trang Agro-Industry PCL NVDR	53,300	22,151
Thai Airways International PCL NVDR	34,200	21,758
Thai Oil PCL NVDR	38,400	70,895
Thai Stanley Electric PCL NVDR	2,400	16,880
VGI Global Media PCL NVDR	54,000	20,371

Total Thailand		1,632,940
Turkey – 2.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	3,383	39,134
Aselsan Elektronik Sanayi ve Ticaret A.S.	3,263	14,163
BIM Birlesik Magazalar A.S.	1,913	39,341
Coca-Cola Icecek A.S.	563	14,333
Ford Otomotiv Sanayi A.S.	7,043	96,792
Koza Altin Isletmeleri A.S.	2,063	32,737
TAV Havalimanlari Holding A.S.	4,421	31,144
Turk Hava Yollari	8,225	31,308
Turk Traktor ve Ziraat Makineleri A.S.	1,055	30,771
Ulker Biskuvi Sanayi A.S.	3,857	26,313
Yapi ve Kredi Bankasi A.S.	22,069	49,094

Total Turkey		405,130
TOTAL COMMON STOCKS (Cost: $14,464,774)		14,552,285
EXCHANGE-TRADED NOTES – 1.9%
United States—1.9%
iPath MSCI India Index ETN*
(Cost: $273,017)	5,517	279,215
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $14,737,791)(a)		14,831,500
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		25,429

NET ASSETS – 100.0%		$14,856,929

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

132	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2013

Investments	Shares	Value

COMMON STOCKS – 96.4%
Brazil – 15.8%
AES Tiete S.A.	1,300	$11,598
Arezzo Industria e Comercio S.A.	200	3,521
BR Malls Participacoes S.A.	2,600	23,476
Cia de Bebidas das Americas	2,200	83,689
Cia de Saneamento Basico do Estado de Sao Paulo	2,500	24,303
Cia Hering	500	7,556
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	2,000	15,049
Direcional Engenharia S.A.	1,100	5,945
EcoRodovias Infraestrutura e Logistica S.A.	800	5,448
Estacio Participacoes S.A.	400	3,094
Even Construtora e Incorporadora S.A.	1,600	6,066
Grendene S.A.	1,100	9,755
Grupo BTG Pactual	3,300	40,767
Helbor Empreendimentos S.A.	1,700	7,141
Lojas Americanas S.A.	1,600	10,329
Lojas Renner S.A.	300	8,562
M Dias Branco S.A.	300	13,746
Marisa Lojas S.A.	600	5,660
MRV Engenharia e Participacoes S.A.	3,800	15,551
Natura Cosmeticos S.A.	1,100	24,461
Rodobens Negocios Imobiliarios S.A.	400	2,613
Santos Brasil Participacoes S.A.	300	3,566
Sao Carlos Empreendimentos e Participacoes S.A.	200	3,365
Sonae Sierra Brasil S.A.	300	2,931
Souza Cruz S.A.	3,400	40,399
Sul America S.A.	900	6,457
Technos S.A.	200	1,518

Total Brazil		386,566
Chile – 0.6%
Empresas Hites S.A.	2,035	1,868
ENTEL Chile S.A.	489	7,925
Forus S.A.	671	3,744

Total Chile		13,537
China – 18.1%
Air China Ltd. Class H	28,000	18,955
China Eastern Airlines Corp., Ltd. Class H*	38,000	12,446
China Southern Airlines Co., Ltd. Class H	28,000	10,435
Chongqing Rural Commercial Bank Co., Ltd. Class H	47,000	22,666
Datang International Power Generation Co., Ltd. Class H	36,000	15,876
Dongfeng Motor Group Co., Ltd. Class H	46,000	69,874
Great Wall Motor Co., Ltd. Class H	8,500	46,089
Guangzhou Automobile Group Co., Ltd. Class H	8,000	8,675
Guangzhou R&F Properties Co., Ltd. Class H	12,800	20,004
Huadian Power International Corp., Ltd. Class H	12,000	4,781
Huaneng Power International, Inc. Class H	20,000	19,961
Jiangsu Expressway Co., Ltd. Class H	8,000	9,439
Lianhua Supermarket Holdings Co., Ltd. Class H	5,000	3,011
New China Life Insurance Co., Ltd. Class H*	4,000	11,476
PICC Property & Casualty Co., Ltd. Class H	34,000	46,122

Ping An Insurance Group Co. Class H	11,500	85,488
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	3,925
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,611	6,286
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	4,100	7,877
Tsingtao Brewery Co., Ltd. Class H	2,000	15,216
Wumart Stores, Inc. Class H	3,000	5,346

Total China		443,948
India – 3.6%
Mahindra & Mahindra Ltd. GDR	2,478	32,585
Tata Motors Ltd. ADR	2,127	56,621

Total India		89,206
Indonesia – 8.0%
PT ACE Hardware Indonesia Tbk	34,500	2,086
PT Agung Podomoro Land Tbk	78,000	1,886
PT Alam Sutera Realty Tbk	45,000	2,332
PT Astra International Tbk	141,500	78,815
PT Bank Bukopin Tbk	32,500	1,796
PT Bank Pan Indonesia Tbk*	42,000	2,285
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	29,000	2,254
PT Bank Tabungan Negara Persero Tbk	29,000	2,329
PT Gajah Tunggal Tbk	22,000	4,417
PT Garuda Indonesia Persero Tbk*	62,683	2,707
PT Gudang Garam Tbk	5,000	15,112
PT Indofood Cbp Sukses Makmur Tbk	9,500	8,409
PT Indofood Sukses Makmur Tbk	24,500	14,916
PT Japfa Comfeed Indonesia Tbk	41,500	4,981
PT Mayora Indah Tbk	1,500	4,100
PT Media Nusantara Citra Tbk	27,000	6,295
PT Mitra Adiperkasa Tbk	4,000	2,141
PT Pakuwon Jati Tbk	58,000	1,427
PT Panin Financial Tbk*	137,000	2,023
PT Ramayana Lestari Sentosa Tbk	18,000	1,881
PT Summarecon Agung Tbk	21,500	1,727
PT Surya Citra Media Tbk	17,000	3,744
PT Tiga Pilar Sejahtera Food Tbk	12,537	1,353
PT Unilever Indonesia Tbk	8,000	20,829
PT XL Axiata Tbk	16,000	5,872

Total Indonesia		195,717
Malaysia – 4.7%
Airasia Bhd	14,800	11,624
Berjaya Sports Toto Bhd	4,100	5,170
British American Tobacco Malaysia Bhd	600	11,818
Carlsberg Brewery Malaysia Bhd	700	2,749
DRB-Hicom Bhd	10,900	8,895
Dutch Lady Milk Industries Bhd	200	2,884
Fraser & Neave Holdings Bhd	1,000	5,706
Genting Malaysia Bhd	15,400	19,938
Guinness Anchor Bhd	700	3,690
Kulim Malaysia Bhd	6,300	6,339
MBM Resources Bhd	2,300	2,540

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	133

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2013

Investments	Shares	Value

Media Prima Bhd	4,000	$3,326
Nestle (Malaysia) Bhd	300	6,259
Padini Holdings Bhd	3,300	1,782
Parkson Holdings Bhd	5,100	6,008
Star Publications Malaysia Bhd	3,700	2,724
UMW Holdings Bhd	3,400	12,329
UOA Development Bhd	2,800	1,907

Total Malaysia		115,688
Mexico – 9.9%
America Movil S.A.B de CV Series L	78,700	77,721
Arca Continental S.A.B de CV	2,300	14,250
Controladora Comercial Mexicana S.A.B de CV	5,200	21,837
Fomento Economico Mexicano S.A.B de CV	6,900	66,569
Genomma Lab Internacional S.A.B de CV Class B*	1,000	2,270
Grupo Televisa S.A.B Series CPO	5,400	30,016
Kimberly-Clark de Mexico S.A.B de CV Class A	4,500	13,028
Megacable Holdings S.A.B de CV	2,207	7,075
TV Azteca S.A.B de CV	15,900	8,950

Total Mexico		241,716
Philippines – 1.9%
Aboitiz Equity Ventures, Inc.	9,200	9,509
Aboitiz Power Corp.	15,900	11,503
Cebu Air, Inc.	2,100	2,532
First Philippine Holdings Corp.	2,710	4,662
Lopez Holdings Corp.	48,600	5,056
Security Bank Corp.	1,240	3,734
Universal Robina Corp.	3,350	9,464

Total Philippines		46,460
Poland – 0.4%
Cyfrowy Polsat S.A.*	1,184	8,064
Eurocash S.A.	173	2,667

Total Poland		10,731
Russia – 1.9%
Magnit OJSC GDR	627	38,717
Pharmstandard OJSC GDR*	502	7,129

Total Russia		45,846
South Africa – 12.6%
African Bank Investments Ltd.	5,241	8,697
Capitec Bank Holdings Ltd.	224	4,474
Cashbuild Ltd.	205	3,044
Clicks Group Ltd.	792	4,309
Clover Industries Ltd.	1,276	2,124
FirstRand Ltd.	13,314	44,319
Foschini Group Ltd. (The)	971	10,040
Illovo Sugar Ltd.	1,789	5,688
Imperial Holdings Ltd.	854	18,499
Lewis Group Ltd.	931	6,044
Life Healthcare Group Holdings Ltd.	1,253	4,450
Massmart Holdings Ltd.	434	7,250
Mr. Price Group Ltd.	641	8,857
MTN Group Ltd.	3,020	58,817

Oceana Group Ltd.	345	2,888
Pick'n Pay Holdings Ltd.	3,215	6,182
Pick'n Pay Stores Ltd.	915	3,783
Shoprite Holdings Ltd.	1,090	17,914
Spar Group Ltd. (The)	590	7,106
Sun International Ltd.	442	4,291
Super Group Ltd.*	1,449	3,506
Tiger Brands Ltd.	497	14,772
Truworths International Ltd.	1,555	13,906
Vodacom Group Ltd.	2,907	35,948
Woolworths Holdings Ltd.	1,817	13,395

Total South Africa		310,303
South Korea – 5.3%
Able C&C Co., Ltd.	50	1,942
Grand Korea Leisure Co., Ltd.	210	6,761
GS Home Shopping, Inc.	24	5,556
Handsome Co., Ltd.	130	3,484
Hanil E-Wha Co., Ltd.	150	2,547
Kangwon Land, Inc.	500	13,260
KT&G Corp.	486	34,822
LG Fashion Corp.	150	4,215
LG Household & Health Care Ltd.	20	10,143
LG International Corp.	230	6,924
LIG Insurance Co., Ltd.	160	3,633
Muhak Co., Ltd.	140	2,560
Shinsegae Co., Ltd.	30	6,448
SK Telecom Co., Ltd.	136	27,651

Total South Korea		129,946
Taiwan – 2.2%
Cheng Shin Rubber Industry Co., Ltd.	8,000	20,942
E-Life Mall Corp.	1,000	2,256
Farglory Land Development Co., Ltd.	3,000	5,581
Hey Song Corp.	11,000	11,570
Standard Foods Corp.	1,000	2,997
Yulon Nissan Motor Co., Ltd.	1,000	11,347

Total Taiwan		54,693
Thailand – 4.5%
Advanced Info Service PCL NVDR	2,900	23,641
AP Thailand PCL NVDR	11,000	2,075
BEC World PCL NVDR	3,600	6,531
Big C Supercenter PCL NVDR	1,500	9,591
Bumrungrad Hospital PCL NVDR	900	2,359
CP ALL PCL NVDR	14,400	16,228
DSG International Thailand PCL NVDR	5,100	1,696
Electricity Generating PCL NVDR	2,000	7,929
Hemaraj Land And Development PCL NVDR	18,400	1,823
Home Product Center PCL NVDR	9,300	3,627
LPN Development PCL NVDR	3,000	1,966
MCOT PCL NVDR	2,400	2,647
Oishi Group PCL NVDR	300	868
Pruksa Real Estate PCL NVDR	4,400	2,743
Quality Houses PCL NVDR	18,500	1,881

See Notes to Financial Statements.

134	WisdomTree International Dividend and Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

September 30, 2013

Investments	Shares	Value

Robinson Department Store PCL NVDR	2,300	$3,493
Sansiri PCL NVDR	27,100	1,993
Siam Future Development PCL NVDR	6,500	1,205
Supalai PCL NVDR	4,400	2,222
Thai Airways International PCL NVDR	7,300	4,644
Thai Union Frozen Products PCL NVDR	4,600	7,500
Thai Vegetable Oil PCL NVDR	6,000	3,472

Total Thailand		110,134
Turkey – 6.9%
Albaraka Turk Katilim Bankasi A.S.*	2,415	1,994
Anadolu EFES Biracilik VE Malt Sanayii A.S.	1,140	13,187
BIM Birlesik Magazalar A.S.	388	7,979
Dogan Yayin Holding A.S.*	14,375	4,761
Dogus Otomotiv Servis ve Ticaret A.S.	1,069	4,619
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	5,159	6,963
Ford Otomotiv Sanayi A.S.	1,151	15,818
Goodyear Lastikleri TAS	63	1,736
Ipek Dogal Enerji Kaynaklari VE Uretim A.S.*	498	1,295
NET Holding A.S.	2,279	2,704
Tofas Turk Otomobil Fabrikasi A.S.	1,717	10,440
Turk Telekomunikasyon A.S.	9,891	34,325
Turkiye Halk Bankasi A.S.	4,587	33,560
Ulker Biskuvi Sanayi A.S.	722	4,926
Yapi VE Kredi Bankasi A.S.	11,621	25,852

Total Turkey		170,159
TOTAL COMMON STOCKS (Cost: $2,408,823)		2,364,650
EXCHANGE-TRADED NOTES – 3.5%
United States – 3.5%
iPath MSCI India Index ETN* (Cost: $89,250)	1,700	86,037
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,498,073)(a)		2,450,687
Cash and Other Assets in Excess of Liabilities – 0.1%		2,076

NET ASSETS – 100.0%		$2,452,763

ADR – American Depositary Receipt

ETN – Exchange Traded Note

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	135

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend and Sector Funds

September 30, 2013

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
ASSETS:

Investments, at cost	$463,064,253	$232,961,118	$98,383,801	$161,572,386	$12,317,616,865

Investment in affiliates, at cost (Note 7)	775,896	335,062	233,855	214,219	—

Foreign currency, at cost	422,660	240,406	92,266	31,804	2,674,415
Investments in securities, at value (including securities on loan) (Note 2)[1]	536,258,280	267,517,422	116,674,068	178,287,680	12,850,108,683

Investment in affiliates, at value (Note 7)	821,916	346,182	240,320	226,843	—

Cash	19,668	10,521	73,683	19,151	4,933,341

Foreign currency, at value	425,647	240,622	92,589	32,073	2,708,721

Unrealized appreciation on forward foreign currency contracts	5	—	—	—	22,368,254

Receivables:

Dividends and interest	1,375,178	707,292	282,514	176,432	93,225,048

Foreign tax reclaims	1,162,426	537,176	161,513	76,026	—

Investment securities sold	—	—	—	—	7,087,905

Capital shares sold	7,781,730	—	—	—	43,264,889
Total Assets	547,844,850	269,359,215	117,524,687	178,818,205	13,023,696,841
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	186	186	42	—	29,857,273

Payables:

Investment of cash collateral for securities loaned (Note 2)	35,907,821	15,648,545	5,771,271	10,564,995	1,915,480,426

Investment securities purchased	7,769,562	79,394	87,362	—	42,894,534

Capital shares purchased	—	—	—	—	7,146,133

Advisory fees (Note 3)	192,243	117,207	51,939	63,479	4,195,257

Service fees (Note 2)	1,768	892	396	482	38,457
Total Liabilities	43,871,580	15,846,224	5,911,010	10,628,956	1,999,612,080
NET ASSETS	$503,973,270	$253,512,991	$111,613,677	$168,189,249	$11,024,084,761
NET ASSETS:

Paid-in capital	$671,412,380	$312,187,905	$122,304,415	$176,431,616	$10,039,954,068

Undistributed net investment income	916,466	461,291	190,638	97,210	90,123,092

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(241,674,444)	(93,737,020)	(29,187,294)	(25,072,894)	368,217,422

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	73,318,868	34,600,815	18,305,918	16,733,317	525,790,179
NET ASSETS	$503,973,270	$253,512,991	$111,613,677	$168,189,249	$11,024,084,761
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,800,000	5,650,000	2,450,000	3,350,000	231,400,000
Net asset value per share	$51.43	$44.87	$45.56	$50.21	$47.64

[1]	Market value of securities out on loan were as follows: $34,021,857, $14,865,605, $5,546,314, $10,123,549 and $1,818,631,464, respectively.

See Notes to Financial Statements.

136	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2013

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
ASSETS:

Investments, at cost	$56,899,557	$311,557,533	$67,307,542	$55,254,518	$236,305,495

Investment in affiliates, at cost (Note 7)	34,157	484,076	—	—	237,581

Foreign currency, at cost	86,142	291	189,215	89,671	242,516
Investments in securities, at value (including securities on loan) (Note 2)[1]	60,861,999	336,638,496	75,179,509	62,805,956	275,946,087

Investment in affiliates, at value (Note 7)	35,360	516,733	—	—	246,808

Cash	9,018	112,478	12,803	20,596	9,795

Foreign currency, at value	86,329	291	189,037	89,909	243,060

Receivables:

Dividends and interest	123,686	2,107,318	186,013	539,425	609,543

Foreign tax reclaims	68,002	—	5,649	—	584,092
Total Assets	61,184,394	339,375,316	75,573,011	63,455,886	277,639,385
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	27	—	—	18	7

Payables:

Investment of cash collateral for securities loaned (Note 2)	1,675,713	52,821,633	2,211,001	5,480,581	12,137,587

Investment securities purchased	—	—	—	173,587	558

Advisory fees (Note 3)	29,331	131,902	29,015	28,658	99,146

Service fees (Note 2)	223	1,002	267	217	910
Total Liabilities	1,705,294	52,954,537	2,240,283	5,683,061	12,238,208
NET ASSETS	$59,479,100	$286,420,779	$73,332,728	$57,772,825	$265,401,177
NET ASSETS:

Paid-in capital	$78,927,379	$284,492,141	$89,352,108	$69,987,823	$288,926,668

Undistributed net investment income	42,182	1,397,791	69,788	19,562	485,762

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(23,455,533)	(24,597,646)	(23,962,439)	(19,798,448)	(63,696,326)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,965,072	25,128,493	7,873,271	7,563,888	39,685,073
NET ASSETS	$59,479,100	$286,420,779	$73,332,728	$57,772,825	$265,401,177
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	5,600,000	1,100,000	950,000	5,400,000
Net asset value per share	$49.57	$51.15	$66.67	$60.81	$49.15
[1]	Market value of securities out on loan were as follows: $1,594,825, $48,624,619, $2,135,663, $5,203,922 and $11,552,524, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	137

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2013

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
ASSETS:

Investments, at cost	$295,485,317	$119,517,988	$665,216,415	$5,321,727,698	$1,658,902,537

Investment in affiliates, at cost (Note 7)	252,586	97,763	157,109	—	1,885,854

Foreign currency, at cost	238,536	76,379	478,735	10,358,470	4,316,184
Investments in securities, at value (including securities on loan) (Note 2)[1]	339,914,492	143,107,715	790,250,156	5,476,821,430	1,797,678,811

Investment in affiliates, at value (Note 7)	262,254	106,542	176,062	—	2,035,552

Cash	5,921	12,237	416,338	5,585,704	4,305,176

Foreign currency, at value	238,714	76,775	482,816	10,388,315	4,315,050

Unrealized appreciation on forward foreign currency contracts	6	—	—	9,614	19,902

Receivables:

Dividends and interest	504,672	435,028	3,735,619	12,308,596	2,131,342

Foreign tax reclaims	828,900	207,225	470,412	197,984	85,735

Investment securities sold	—	—	154	—	187,228

Capital shares sold	—	—	—	—	10,990

Forward foreign currency contract	—	—	—	—	4,723,871
Total Assets	341,754,959	143,945,522	795,531,557	5,505,311,643	1,815,493,657
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	121	—	—	32,985	2

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	15,311,131	101,072,848	489,837,991	91,571,209

Investment securities purchased	—	—	—	2,870,228	11,157,939

Advisory fees (Note 3)	160,523	60,120	312,065	2,594,014	851,720

Service fees (Note 2)	1,219	458	2,374	18,117	5,976
Total Liabilities	161,863	15,371,709	101,387,287	495,353,335	103,586,846
NET ASSETS	$341,593,096	$128,573,813	$694,144,270	$5,009,958,308	$1,711,906,811
NET ASSETS:

Paid-in capital	$460,052,187	$192,450,189	$774,392,655	$5,441,887,699	$1,792,649,299

Undistributed net investment income	500,004	261,242	1,756,917	4,531,107	1,492,689

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(163,432,233)	(87,749,718)	(207,111,701)	(591,649,226)	(221,180,171)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	44,473,138	23,612,100	125,106,399	155,188,728	138,944,994
NET ASSETS	$341,593,096	$128,573,813	$694,144,270	$5,009,958,308	$1,711,906,811
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,500,000	2,300,000	11,600,000	96,900,000	36,700,000
Net asset value per share	$45.55	$55.90	$59.84	$51.70	$46.65
[1]	Market value of securities out on loan were as follows: $0, $14,313,719, $94,431,973, $459,352,112 and $84,440,168, respectively.

See Notes to Financial Statements.

138	WisdomTree International Dividend and Sector Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

September 30, 2013

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
ASSETS:

Investments, at cost	$18,273,936	$378,829,599	$24,767,906	$28,630,510	$31,615,710	$121,313,155

Investment in affiliates, at cost (Note 7)	—	—	45,294	35,843	—	—

Foreign currency, at cost	4,800	6,597	16,112	16,950	88,267	96,025
Investments in securities, at value (including securities on loan) (Note 2)[1]	21,876,858	417,023,181	25,257,309	25,865,982	30,892,112	133,885,847

Investment in affiliates, at value (Note 7)	—	—	46,386	37,702	—	—

Cash	16,846	77,216	3,107	9,486	4,587	78,053

Foreign currency, at value	4,803	6,623	16,165	16,944	88,495	96,022

Unrealized appreciation on forward foreign currency contracts	—	3,801	—	4	31	—

Receivables:

Dividends and interest	—	63,275	93,380	74,002	108,671	256,070

Foreign tax reclaims	—	11,215,422	—	—	31,848	—

Investment securities sold	—	339,274	37,210	24,001	56,760	103,868

Forward foreign currency contract	—	—	—	—	1,143	—
Total Assets	21,898,507	428,728,792	25,453,557	26,028,121	31,183,647	134,419,860
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	9,006,389	10	32	193	—

Payables:

Investment of cash collateral for securities loaned (Note 2)	—	19,992,681	2,391,242	2,680,455	2,034,474	4,220,833

Investment securities purchased	—	2,114,579	—	1,606	77,792	—

Advisory fees (Note 3)	15,482	168,534	10,828	11,215	14,475	61,025

Service fees (Note 2)	77	1,278	83	85	110	464
Total Liabilities	15,559	31,283,461	2,402,163	2,693,393	2,127,044	4,282,322
NET ASSETS	$21,882,948	$397,445,331	$23,051,394	$23,334,728	$29,056,603	$130,137,538
NET ASSETS:

Paid-in capital	$27,096,849	$379,533,658	$39,276,524	$43,540,558	$55,855,130	$185,643,786

Undistributed (Distributions in excess of) net investment income	(28,935)	372,876	66,994	38,335	40,266	(9,245,546)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(8,787,890)	(11,666,166)	(16,784,571)	(17,485,419)	(26,113,248)	(58,838,561)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,602,924	29,204,963	492,447	(2,758,746)	(725,545)	12,577,859
NET ASSETS	$21,882,948	$397,445,331	$23,051,394	$23,334,728	$29,056,603	$130,137,538
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,200,000	7,500,000	750,000	1,100,000	1,600,000	4,650,000
Net asset value per share	$18.24	$52.99	$30.74	$21.21	$18.16	$27.99
[1]	Market value of securities out on loan were as follows: $0, $17,956,197, $2,348,887, $2,551,829, $1,571,421 and $3,991,908, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	139

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

September 30, 2013

	WisdomTree China Dividend ex-Financials Fund	WisdomTree United Kingdom Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Emerging Markets Dividend Growth Fund	WisdomTree Emerging Markets Consumer Growth Fund
ASSETS:

Investments, at cost	$24,776,028	$41,852,436	$16,145,652	$14,737,791	$2,498,073

Foreign currency, at cost	83,899	94,728	127	10,771	—
Investments in securities, at value (including securities on loan) (Note 2)[1]	23,919,584	43,063,576	16,959,525	14,831,500	2,450,687

Cash	20,680	1,132	103,597	804	386,655

Foreign currency, at value	83,901	95,634	127	10,818	—

Unrealized appreciation on forward foreign currency contracts	—	13	1,755	—	1,127

Receivables:

Dividend and interest	76,557	100,009	116,766	21,180	113

Investment securities sold	—	1,618,924	—	—	—

Capital shares sold	—	5,198,328	—	—	1,799,326

Forward foreign currency contract	—	—	—	—	259,341
Total Assets	24,100,722	50,077,616	17,181,770	14,864,302	4,897,249
LIABILITIES:

Due to custodian	—	—	—	—	141,641

Unrealized depreciation on forward foreign currency contracts	—	1,760,321	95,384	—	1,499

Payables:

Investments of cash collateral for securities loaned (Note 2)	1,365,518	—	216,445	—	—

Investments securities purchased	—	5,416,173	—	—	2,301,174

Advisory fees (Note 3)	11,964	14,817	5,804	7,322	171

Service fees (Note 2)	83	136	44	51	1
Total Liabilities	1,377,565	7,191,447	317,677	7,373	2,444,486
NET ASSETS	$22,723,157	$42,886,169	$16,864,093	$14,856,929	$2,452,763
NET ASSETS:

Paid-in capital	$24,730,917	$43,463,108	$16,125,337	$14,758,689	$2,500,100

Undistributed (Distributions in excess of) net investment income	(23,555)	270,074	104,589	13,495	—

Accumulated net investment loss	—	—	—	—	(60)

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(1,127,765)	(301,402)	(86,987)	(9,045)	(24)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(856,440)	(545,611)	721,154	93,790	(47,253)
NET ASSETS	$22,723,157	$42,886,169	$16,864,093	$14,856,929	$2,452,763
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	450,000	1,650,004	600,004	600,004	100,004
Net asset value per share	$50.50	$25.99	$28.11	$24.76	$24.53
[1]	Market value of securities out on loan were as follows: $1,223,257, $0, $185,977, $0 and $0, respectively.

See Notes to Financial Statements.

140	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited)

WisdomTree International Dividend and Sector Funds

For the Period March 29, 2013 through September 30, 2013.

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Global Equity Income Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree Japan Hedged Equity Fund
INVESTMENT INCOME:

Dividends[1]	$12,286,638	$7,137,192	$2,985,422	$1,863,257	$112,670,565

Dividends from affiliates (Note 7)	86,103	24,608	15,923	8,840	—

Securities lending income (Note 2)	427,765	249,158	77,281	77,236	685,405
Total investment income	12,800,506	7,410,958	3,078,626	1,949,333	113,355,970
EXPENSES:

Advisory fees (Note 3)	1,155,152	670,649	311,093	222,282	23,302,046

Service fees (Note 2)	10,589	5,087	2,360	1,686	213,602
Total expenses	1,165,741	675,736	313,453	223,968	23,515,648
Expense waivers (Note 3)	(2,932)	(1,493)	(889)	(268)	—
Net expenses	1,162,809	674,243	312,564	223,700	23,515,648
Net investment income	11,637,697	6,736,715	2,766,062	1,725,633	89,840,322
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(256,589)	(1,558,956)	(4,496,673)	1,253,098	(173,749,093)

Investment transactions in affiliates (Note 7)	(109,219)	15,069	26,148	(32,478)	—

In-kind redemptions	2,934,801	—	—	1,258,201	242,070,603

In-kind redemptions in affiliates (Note 7)	(287)	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(20,697)	(10,697)	(16,487)	8,843	231,013,061
Net realized gain (loss)	2,548,009	(1,554,584)	(4,487,012)	2,487,664	299,334,571
Net change in unrealized appreciation (depreciation) from:

Investment transactions	33,397,197	20,328,468	8,244,631	12,439,826	274,223,578

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	67,004	28,079	8,547	4,936	(71,906,352)
Net change in unrealized appreciation	33,464,201	20,356,547	8,253,178	12,444,762	202,317,226
Net realized and unrealized gain on investments	36,012,210	18,801,963	3,766,166	14,932,426	501,651,797
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,649,907	$25,538,678	$6,532,228	$16,658,059	$591,492,119

[1]	Net of foreign withholding tax of $657,912, $322,448, $180,439, $206,823 and $8,672,439, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	141

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Period March 29, 2013 through September 30, 2013.

	WisdomTree Global ex-U.S. Growth Fund	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Asia Pacific ex-Japan Fund	WisdomTree Australia Dividend Fund	WisdomTree International LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$1,574,229	$2,327,480	$2,195,611	$1,438,805	$5,674,988

Dividends from affiliates (Note 7)	11,974	1,357	6,927	—	40,760

Securities lending income (Note 2)	26,955	63,204	3,766	16,953	179,481
Total investment income	1,613,158	2,392,041	2,206,304	1,455,758	5,895,229
EXPENSES:

Advisory fees (Note 3)	224,159	753,602	203,429	197,976	550,627

Service fees (Note 2)	1,701	5,717	1,865	1,502	5,047
Total expenses	225,860	759,319	205,294	199,478	555,674
Expense waivers (Note 3)	(586)	(213)	(197)	—	(504)
Net expenses	225,274	759,106	205,097	199,478	555,170
Net investment income	1,387,884	1,632,935	2,001,207	1,256,280	5,340,059
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,010,158)	(9,242,696)	(3,379,952)	(2,194,384)	(6,334,241)

Investment transactions in affiliates (Note 7)	(55,922)	(20,355)	13,405	—	(106,367)

In-kind redemptions	2,035,379	11,349,279	1,757,589	2,650,032	—

In-kind redemptions in affiliates (Note 7)	840	29	(1,118)	—	—

Forward foreign currency contracts and foreign currency related transactions	26,507	(75,316)	(29,606)	1,019	(27,377)
Net realized gain (loss)	(2,003,354)	2,010,941	(1,639,682)	456,667	(6,467,985)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(2,188,897)	7,798,175	(2,340,601)	(5,020,277)	23,026,997

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	3,818	18,982	624	3,505	28,697
Net change in unrealized appreciation (depreciation)	(2,185,079)	7,817,157	(2,339,977)	(5,016,772)	23,055,694
Net realized and unrealized gain (loss) on investments	(4,188,433)	9,828,098	(3,979,659)	(4,560,105)	16,587,709
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,800,549)	$11,461,033	$(1,978,452)	$(3,303,825)	$21,927,768

[1]	Net of foreign withholding tax of $175,869, $179,147, $174,578, $16,566 and $254,933, respectively.

See Notes to Financial Statements.

142	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Period March 29, 2013 through September 30, 2013

	WisdomTree International Dividend ex-Financials Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund	WisdomTree Emerging Markets SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$10,369,710	$3,502,586	$15,235,620	$179,663,904	$41,868,436

Dividends from affiliates (Note 7)	27,342	2,722	4,559	—	64,013

Interest	—	—	—	—	3

Securities lending income (Note 2)	470,651	147,080	790,014	1,623,088	498,690
Total investment income	10,867,703	3,652,388	16,030,193	181,286,992	42,431,142
EXPENSES:

Advisory fees (Note 3)	1,021,728	361,700	1,761,099	16,505,582	4,999,845

Service fees (Note 2)	7,751	2,744	13,360	115,277	34,919
Total expenses	1,029,479	364,444	1,774,459	16,620,859	5,034,764
Expense waivers (Note 3)	(1,950)	(527)	(2,736)	—	(8,252)
Net expenses	1,027,529	363,917	1,771,723	16,620,859	5,026,512
Net investment income	9,840,174	3,288,471	14,258,470	164,666,133	37,404,630
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	10,163,258	1,452,813	23,400,126	(322,935,674)	(77,999,528)

Investment transactions in affiliates (Note 7)	(133,724)	11,266	33,953	—	(327,990)

In-kind redemptions	6,377,283	—	—	76,184,728	27,690,816

In-kind redemptions in affiliates (Note 7)	3,071	—	—	—	(2,694)

Forward foreign currency contracts and foreign currency related transactions	35,644	(6,195)	(88,453)	(1,329,962)	(825,389)
Net realized gain (loss)	16,445,532	1,457,884	23,345,626	(248,080,908)	(51,464,785)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	10,522,269	8,244,774	29,113,213	(85,531,443)	(81,254,890)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	38,562	14,520	44,248	74,743	34,945
Net change in unrealized appreciation (depreciation)	10,560,831	8,259,294	29,157,461	(85,456,700)	(81,219,945)
Net realized and unrealized gain (loss) on investments	27,006,363	9,717,178	52,503,087	(333,537,608)	(132,684,730)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,846,537	$13,005,649	$66,761,557	$(168,871,475)	$(95,280,100)

[1]	Net of foreign withholding tax of $716,646, $253,919, $1,214,727 $25,576,646 and $6,849,002, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	143

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend and Sector Funds

For the Periods Ended September 30, 2013

	WisdomTree Middle East Dividend Fund	WisdomTree Europe Hedged Equity Fund	WisdomTree Commodity Country Equity Fund	WisdomTree Global Natural Resources Fund	WisdomTree Global ex-U.S. Utilities Fund	WisdomTree Global ex-U.S. Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$385,661	$7,124,758	$585,336	$591,132	$1,235,816	$3,049,116

Dividends from affiliates (Note 7)	—	—	1,958	1,054	6,070	4,555

Securities lending income (Note 2)	—	269,346	18,945	12,885	42,073	40,759
Total investment income	385,661	7,394,104	606,239	605,071	1,283,959	3,094,430
EXPENSES:

Advisory fees (Note 3)	84,986	894,540	66,845	69,196	108,772	352,581

Service fees (Note 2)	425	6,786	507	525	825	2,675
Total expenses	85,411	901,326	67,352	69,721	109,597	355,256
Expense waivers (Note 3)	—	—	(96)	(21)	(49)	(274)
Net expenses	85,411	901,326	67,256	69,700	109,548	354,982
Net investment income	300,250	6,492,778	538,983	535,371	1,174,411	2,739,448
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	183,544	(10,895,303)	(860,933)	(1,838,484)	(3,772,693)	(394,425)

Investment transactions in affiliates (Note 7)	—	—	4,415	—	(13,678)	(43,918)

In-kind redemptions	—	9,223,835	—	—	907,635	—

Forward foreign currency contracts and foreign currency related transactions	(6,313)	(6,166,633)	(6,639)	876	(623)	(14,450)
Net realized gain (loss)	177,231	(7,838,101)	(863,157)	(1,837,608)	(2,879,359)	(452,793)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	1,932,802	34,035,624	(94,496)	166,327	3,221,350	(5,090,175)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	199	(9,546,633)	844	3,453	(1,287)	4,553
Net change in unrealized appreciation (depreciation)	1,933,001	24,488,991	(93,652)	169,780	3,220,063	(5,085,622)
Net realized and unrealized gain (loss) on investments	2,110,232	16,650,890	(956,809)	(1,667,828)	340,704	(5,538,415)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,410,482	$23,143,668	$(417,826)	$(1,132,457)	$1,515,115	$(2,798,967)
[1]	Net of foreign withholding tax of $33,139, $727,644, $84,070, $59,520, $124,150 and $211,912, respectively.

See Notes to Financial Statements.

144	WisdomTree International Dividend and Sector Funds

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend and Sector Funds

For the Period March 29, 2013 through September 30, 2013.

	WisdomTree China Dividend ex-Financials Fund	WisdomTree United Kingdom Hedged Equity Fund[2]	WisdomTree Japan Hedged SmallCap Equity Fund[2]	WisdomTree Emerging Markets Dividend Growth Fund[3]	WisdomTree Emerging Markets Consumer Growth Fund[4]
INVESTMENT INCOME:

Dividends[1]	$832,914	$331,770	$115,947	$61,745	$113

Securities lending income (Note 2)	7,813	468	55	495	—
Total investment income	840,727	332,238	116,002	62,240	113
EXPENSES:

Advisory fees (Note 3)	94,890	30,434	11,327	10,887	172

Service fees (Note 2)	663	279	86	76	1
Total expenses	95,553	30,713	11,413	10,963	173
Net investment income (loss)	745,174	301,525	104,589	51,277	(60)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(986,165)	(59,308)	(2,312)	(16,171)	—

Investment transactions in affiliates (Note 7)	(137,110)	—	—	—	—

Forward foreign currency contracts and foreign currency related transactions	(1,460)	(242,094)	(84,675)	7,126	(24)
Net realized loss	(1,124,735)	(301,402)	(86,987)	(9,045)	(24)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(424,773)	1,211,140	813,873	93,709	(47,386)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5	(1,756,751)	(92,719)	81	133
Net change in unrealized appreciation (depreciation)	(424,768)	(545,611)	721,154	93,790	(47,253)
Net realized and unrealized gain (loss) on investments	(1,549,503)	(847,013)	634,167	84,745	(47,277)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(804,329)	$(545,488)	$738,756	$136,022	$(47,337)
[1]	Net of foreign withholding tax of $70,772, $81, $8,925, $4,997 and $0, respectively.

[2]	For the period June 28, 2013 (commencement of operations) through September 30, 2013.

[3]	For the period August 1, 2013 (commencement of operations) through September 30, 2013.

[4]	For the period September 27, 2013 (commencement of operations) through September 30, 2013.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	145

Statements of Changes in Net Assets

WisdomTree International Dividend and Sector Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Global Equity Income Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$11,637,697	$15,224,960	$6,736,715	$8,040,353	$2,766,062	$3,754,788

Net realized gain (loss) on investments and foreign currency related transactions	2,548,009	(15,769,595)	(1,554,584)	(14,510,149)	(4,487,012)	(2,670,677)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	33,464,201	46,566,868	20,356,547	26,720,238	8,253,178	8,347,136
Net increase in net assets resulting from operations	47,649,907	46,022,233	25,538,678	20,250,442	6,532,228	9,431,247
DIVIDENDS:

Net investment income	(12,273,774)	(15,025,057)	(6,823,910)	(7,776,245)	(2,779,134)	(3,714,651)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	22,330,775	68,901,531	25,787,829	20,726,716	4,387,540	6,452,418

Cost of shares redeemed	(12,340,781)	(26,493,980)	—	—	—	—
Net increase in net assets resulting from capital share transactions	9,989,994	42,407,551	25,787,829	20,726,716	4,387,540	6,452,418
Net Increase in Net Assets	45,366,127	73,404,727	44,502,597	33,200,913	8,140,634	12,169,014
NET ASSETS:

Beginning of period	$458,607,143	$385,202,416	$209,010,394	$175,809,481	$103,473,043	$91,304,029

End of period	$503,973,270	$458,607,143	$253,512,991	$209,010,394	$111,613,677	$103,473,043
Undistributed net investment income included in net assets at end of period	$916,466	$1,552,543	$461,291	$548,486	$190,638	$203,710
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,600,000	8,650,000	5,050,000	4,550,000	2,350,000	2,200,000

Shares created	450,000	1,550,000	600,000	500,000	100,000	150,000

Shares redeemed	(250,000)	(600,000)	—	—	—	—
Shares outstanding, end of period	9,800,000	9,600,000	5,650,000	5,050,000	2,450,000	2,350,000

See Notes to Financial Statements.

146	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Global ex-U.S. Growth Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,725,633	$1,156,365	$89,840,322	$52,861,194	$1,387,884	$1,817,208

Net realized gain (loss) on investments and foreign currency related transactions	2,487,664	(1,523,990)	299,334,571	127,626,884	(2,003,354)	(7,366,301)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	12,444,762	3,865,689	202,317,226	312,504,890	(2,185,079)	8,254,056
Net increase (decrease) in net assets resulting from operations	16,658,059	3,498,064	591,492,119	492,992,968	(2,800,549)	2,704,963
DIVIDENDS:

Net investment income	(1,939,785)	(1,076,479)	(51,571,143)	(13,375,411)	(1,426,466)	(1,788,342)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	96,760,415	29,785,014	6,626,309,681	4,678,791,825	—	36,131,419

Cost of shares redeemed	(4,163,918)	—	(1,774,778,488)	(132,483,552)	(24,270,499)	(4,845,560)
Net increase (decrease) in net assets resulting from capital share transactions	92,596,497	29,785,014	4,851,531,193	4,546,308,273	(24,270,499)	31,285,859
Net Increase (Decrease) in Net Assets	107,314,771	32,206,599	5,391,452,169	5,025,925,830	(28,497,514)	32,202,480
NET ASSETS:

Beginning of period	$60,874,478	$28,667,879	$5,632,632,592	$606,706,762	$87,976,614	$55,774,134

End of period	$168,189,249	$60,874,478	$11,024,084,761	$5,632,632,592	$59,479,100	$87,976,614
Undistributed net investment income included in net assets at end of period	$97,210	$311,362	$90,123,092	$51,853,913	$42,182	$80,764
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,450,000	750,000	131,150,000	16,550,000	1,700,000	1,100,000

Shares created	2,000,000	700,000	139,500,000	118,700,000	—	700,000

Shares redeemed	(100,000)	—	(39,250,000)	(4,100,000)	(500,000)	(100,000)
Shares outstanding, end of period	3,350,000	1,450,000	231,400,000	131,150,000	1,200,000	1,700,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	147

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Japan SmallCap Dividend Fund		WisdomTree Asia Pacific ex-Japan Fund		WisdomTree Australia Dividend Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,632,935	$3,098,521	$2,001,207	$3,120,306	$1,256,280	$3,109,212

Net realized gain (loss) on investments and foreign currency related transactions	2,010,941	7,599,553	(1,639,682)	(1,584,715)	456,667	(2,289,921)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	7,817,157	4,856,594	(2,339,977)	7,566,337	(5,016,772)	12,647,612
Net increase (decrease) in net assets resulting from operations	11,461,033	15,554,668	(1,978,452)	9,101,928	(3,303,825)	13,466,903
DIVIDENDS:

Net investment income	(3,309,754)	(4,026,669)	(1,949,319)	(3,102,604)	(1,321,938)	(3,153,173)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	151,629,355	33,483,539	—	10,063,418	—	11,163,124

Cost of shares redeemed	(66,274,021)	(45,269,085)	(18,926,088)	(9,548,589)	(14,794,591)	(5,739,510)
Net increase (decrease) in net assets resulting from capital share transactions	85,355,334	(11,785,546)	(18,926,088)	514,829	(14,794,591)	5,423,614
Net Increase (Decrease) in Net Assets	93,506,613	(257,547)	(22,853,859)	6,514,153	(19,420,354)	15,737,344
NET ASSETS:

Beginning of period	$192,914,166	$193,171,713	$96,186,587	$89,672,434	$77,193,179	$61,455,835

End of period	$286,420,779	$192,914,166	$73,332,728	$96,186,587	$57,772,825	$77,193,179
Undistributed net investment income included in net assets at end of period	$1,397,791	$3,074,610	$69,788	$17,900	$19,562	$85,220
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,950,000	4,250,000	1,400,000	1,400,000	1,200,000	1,100,000

Shares created	3,050,000	750,000	—	150,000	—	200,000

Shares redeemed	(1,400,000)	(1,050,000)	(300,000)	(150,000)	(250,000)	(100,000)
Shares outstanding, end of period	5,600,000	3,950,000	1,100,000	1,400,000	950,000	1,200,000

See Notes to Financial Statements.

148	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund		WisdomTree International MidCap Dividend Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,340,059	$6,832,369	$9,840,174	$15,399,840	$3,288,471	$3,256,826

Net realized gain (loss) on investments and foreign currency related transactions	(6,467,985)	(9,531,067)	16,445,532	(31,196,689)	1,457,884	(8,775,781)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	23,055,694	22,860,660	10,560,831	34,215,767	8,259,294	16,266,194
Net increase in net assets resulting from operations	21,927,768	20,161,962	36,846,537	18,418,918	13,005,649	10,747,239
DIVIDENDS:

Net investment income	(5,348,906)	(6,637,277)	(10,041,834)	(15,069,853)	(3,501,060)	(3,330,617)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	38,281,385	29,763,093	—	9,674,992	—	10,294,211

Cost of shares redeemed	—	—	(34,893,103)	(19,334,301)	—	(4,464,240)
Net increase (decrease) in net assets resulting from capital share transactions	38,281,385	29,763,093	(34,893,103)	(9,659,309)	—	5,829,971
Net Increase (Decrease) in Net Assets	54,860,247	43,287,778	(8,088,400)	(6,310,244)	9,504,589	13,246,593
NET ASSETS:

Beginning of period	$210,540,930	$167,253,152	$349,681,496	$355,991,740	$119,069,224	$105,822,631

End of period	$265,401,177	$210,540,930	$341,593,096	$349,681,496	$128,573,813	$119,069,224
Undistributed net investment income included in net assets at end of period	$485,762	$494,609	$500,004	$701,664	$261,242	$473,831
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,000	3,900,000	8,300,000	8,550,000	2,300,000	2,200,000

Shares created	800,000	700,000	—	250,000	—	200,000

Shares redeemed	—	—	(800,000)	(500,000)	—	(100,000)
Shares outstanding, end of period	5,400,000	4,600,000	7,500,000	8,300,000	2,300,000	2,300,000

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	149

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,258,470	$16,378,442	$164,666,133	$143,815,450

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	23,345,626	1,449,817	(248,080,908)	(198,539,332)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	29,157,461	57,326,071	(85,456,700)	45,919,467
Net increase (decrease) in net assets resulting from operations	66,761,557	75,154,330	(168,871,475)	(8,804,415)
DIVIDENDS:
Net investment income	(18,431,386)	(16,696,307)	(168,548,501)	(143,743,128)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	83,681,275	86,110,599	588,330,319	2,268,561,851

Cost of shares redeemed	—	(6,700,141)	(716,020,396)	(281,836,720)
Net increase (decrease) in net assets resulting from capital share transactions	83,681,275	79,410,458	(127,690,077)	1,986,725,131
Net Increase (Decrease) in Net Assets	132,011,446	137,868,481	(465,110,053)	1,834,177,588
NET ASSETS:

Beginning of period	$562,132,824	$424,264,343	$5,475,068,361	$3,640,890,773

End of period	$694,144,270	$562,132,824	$5,009,958,308	$5,475,068,361
Undistributed net investment income included in net assets at end of period	$1,756,917	$5,929,833	$4,531,107	$8,413,475
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	10,150,000	8,600,000	99,900,000	63,500,000

Shares created	1,450,000	1,700,000	11,700,000	41,900,000

Shares redeemed	—	(150,000)	(14,700,000)	(5,500,000)
Shares outstanding, end of period	11,600,000	10,150,000	96,900,000	99,900,000

See Notes to Financial Statements.

150	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Middle East Dividend Fund		WisdomTree Europe Hedged Equity Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013[1]
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$37,404,630	$26,832,572	$300,250	$544,442	$6,492,778	$542,468

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(51,464,785)	(89,908,635)	177,231	(31,094)	(7,838,101)	(76,854)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(81,219,945)	186,822,194	1,933,001	448,734	24,488,991	3,796,481
Net increase (decrease) in net assets resulting from operations	(95,280,100)	123,746,131	2,410,482	962,082	23,143,668	4,262,095
DIVIDENDS:
Net investment income	(41,138,425)	(32,701,228)	(382,646)	(643,257)	(6,156,382)	(518,343)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	481,060,841	515,049,890	5,357,611	1,623,047	319,505,399	159,985,470

Cost of shares redeemed	(106,834,506)	(154,863,364)	—	(1,482,861)	(103,574,788)	(21,164,937)
Net increase in net assets resulting from capital share transactions	374,226,335	360,186,526	5,357,611	140,186	215,930,611	138,820,533
Net Increase in Net Assets	237,807,810	451,231,429	7,385,447	459,011	232,917,897	142,564,285
NET ASSETS:

Beginning of period	$1,474,099,001	$1,022,867,572	$14,497,501	$14,038,490	$164,527,434	$21,963,149

End of period	$1,711,906,811	$1,474,099,001	$21,882,948	$14,497,501	$397,445,331	$164,527,434
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$1,492,689	$5,226,484	$(28,935)	$53,461	$372,876	$36,480
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	28,800,000	21,400,000	900,000	900,000	3,300,000	500,000

Shares created	10,200,000	11,000,000	300,000	100,000	6,300,000	3,300,000

Shares redeemed	(2,300,000)	(3,600,000)	—	(100,000)	(2,100,000)	(500,000)
Shares outstanding, end of period	36,700,000	28,800,000	1,200,000	900,000	7,500,000	3,300,000
[1]

This information reflects the objective and strategy of the WisdomTree International Hedged Fund through August 29, 2012 and the investment objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	151

Statements of Changes in Net Asset (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Commodity Country Equity Fund		WisdomTree Global Natural Resources Fund		WisdomTree Global ex-U.S. Utilities Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$538,983	$990,714	$535,371	$938,938	$1,174,411	$1,365,460

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(863,157)	(582,093)	(1,837,608)	(2,475,504)	(2,879,359)	(2,057,691)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(93,652)	982,878	169,780	(614,534)	3,220,063	361,623
Net increase (decrease) in net assets resulting from operations	(417,826)	1,391,499	(1,132,457)	(2,151,100)	1,515,115	(330,608)
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(529,755)	(1,000,096)	(496,617)	(956,648)	(1,194,904)	(1,355,041)

Return of capital	—	—	—	(3,704)	—	—
Total dividends and distributions	(529,755)	(1,000,096)	(496,617)	(960,352)	(1,194,904)	(1,355,041)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	—	—	893,648	8,879,058

Cost of shares redeemed	—	(7,831,378)	—	(3,376,742)	(9,591,613)	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(7,831,378)	—	(3,376,742)	(8,697,965)	8,879,058
Net Increase (Decrease) in Net Assets	(947,581)	(7,439,975)	(1,629,074)	(6,488,194)	(8,377,754)	7,193,409
NET ASSETS:

Beginning of period	$23,998,975	$31,438,950	$24,963,802	$31,451,996	$37,434,357	$30,240,948

End of period	$23,051,394	$23,998,975	$23,334,728	$24,963,802	$29,056,603	$37,434,357
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$66,994	$57,766	$38,335	$(419)	$40,266	$60,759
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	750,000	1,000,000	1,100,000	1,250,000	2,100,000	1,600,000

Shares created	—	—	—	—	50,000	500,000

Shares redeemed	—	(250,000)	—	(150,000)	(550,000)	—
Shares outstanding, end of period	750,000	750,000	1,100,000	1,100,000	1,600,000	2,100,000

See Notes to Financial Statements.

152	WisdomTree International Dividend and Sector Funds

Statements of Changes in Net Asset (continued)

WisdomTree International Dividend and Sector Funds

	WisdomTree Global ex-U.S. Real Estate Fund		WisdomTree China Dividend ex-Financials Fund
	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Period September 19, 2012[1] through March 28, 2013
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$2,739,448	$3,683,067	$745,174	$(74,553)

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(452,793)	(128,061)	(1,124,735)	(249)
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(5,085,622)	18,240,075	(424,768)	(431,672)
Net increase (decrease) in net assets resulting from operations	(2,798,967)	21,795,081	(804,329)	(506,474)
DIVIDENDS:
Net investment income	(4,770,598)	(8,639,126)	(717,427)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	24,076,281	4,505,270	—	36,837,756

Cost of shares redeemed	—	(12,251,624)	(12,086,469)	—
Net increase (decrease) in net assets resulting from capital share transactions	24,076,281	(7,746,354)	(12,086,469)	36,837,756
Net Increase (Decrease) in Net Assets	16,506,716	5,409,601	(13,608,225)	36,331,282
NET ASSETS:

Beginning of period	$113,630,822	$108,221,221	$36,331,382	$100

End of period	$130,137,538	$113,630,822	$22,723,157	$36,331,382
Distributions in excess of net investment income included in net assets at end of period	$(9,245,546)	$(7,214,396)	$(23,555)	—

Accumulated net investment loss included in net assets at end of period	—	—	—	$(51,302)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,800,000	4,100,000	700,002	2

Shares created	850,000	150,000	—	700,000

Shares redeemed	—	(450,000)	(250,002)	—
Shares outstanding, end of period	4,650,000	3,800,000	450,000	700,002
[1]	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	153

Statements of Changes in Net Asset (concluded)

WisdomTree International Dividend and Sector Funds

	WisdomTree United Kingdom Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund	WisdomTree Emerging Markets Dividend Growth	WisdomTree Emerging Markets Consumer Growth Fund
	For the Period June 28, 2013[1] through September 30, 2013 (Unaudited)	For the Period June 28, 2013[1] through September 30, 2013 (Unaudited)	For the Period August 1, 2013[1] through September 30, 2013 (Unaudited)	For the Period September 27, 2013[1] through September 30, 2013 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$301,525	$104,589	$51,277	$(60)

Net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(301,402)	(86,987)	(9,045)	(24)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(545,611)	721,154	93,790	(47,253)
Net increase (decrease) in net assets resulting from operations	(545,488)	738,756	136,022	(47,337)
DIVIDENDS:

Net investment income	(31,451)	—	(37,782)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	43,463,008	16,125,237	14,758,589	2,500,000

Cost of shares redeemed	—	—	—	—
Net increase in net assets resulting from capital share transactions	43,463,008	16,125,237	14,758,589	2,500,000
Net Increase in Net Assets	42,886,069	16,863,993	14,856,829	2,452,663
NET ASSETS:

Beginning of period	$100	$100	$100	$100

End of period	$42,886,169	$16,864,093	$14,856,929	$2,452,763
Undistributed net investment income included in net assets at end of period	$270,074	$104,589	$13,495	—

Accumulated net investment loss included in net assets at end of period	—	—	—	$(60)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4	4	4	4

Shares created	1,650,000	600,000	600,000	100,000

Shares redeemed	—	—	—	—
Shares outstanding, end of period	1,650,004	600,004	600,004	100,004
[1]	Commencement of investment operations.

See Notes to Financial Statements.

154	WisdomTree International Dividend and Sector Funds

Financial Highlights

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$47.77	$44.53	$49.51	$46.13	$32.00	$63.02
Investment operations:
Net investment income[1]	1.21	1.63	1.90	1.58	2.00	1.89
Net realized and unrealized gain (loss)	3.73	3.22	(4.99)	3.39	14.24	(31.04)
Total from investment operations	4.94	4.85	(3.09)	4.97	16.24	(29.15)
Dividends to shareholders:
Net investment income	(1.28)	(1.61)	(1.89)	(1.59)	(2.11)	(1.87)
Net asset value, end of period	$51.43	$47.77	$44.53	$49.51	$46.13	$32.00

TOTAL RETURN[2]	10.65%	11.42%	(6.18)%	11.33%	51.43%	(46.61)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$503,973	$458,607	$385,202	$457,997	$435,906	$302,385
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.19%*	0.48%
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	4.84%[4]	3.75%[4]	4.22%	3.50%	4.63%	4.01%
Portfolio turnover rate[5]	18%	20%	27%	30%	97%	30%

WisdomTree DEFA Equity Income Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$41.39	$38.64	$43.82	$41.85	$28.43	$60.10
Investment operations:
Net investment income[1]	1.26	1.74	1.90	1.75	1.56	2.45
Net realized and unrealized gain (loss)	3.48	2.70	(5.17)	2.01	13.44	(31.09)
Total from investment operations	4.74	4.44	(3.27)	3.76	15.00	(28.64)
Dividends to shareholders:
Net investment income	(1.26)	(1.69)	(1.91)	(1.79)	(1.58)	(3.03)
Net asset value, end of period	$44.87	$41.39	$38.64	$43.82	$41.85	$28.43

TOTAL RETURN[2]	11.81%	12.08%	(7.45)%	9.74%	53.57%	(48.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$253,513	$209,010	$175,809	$131,454	$142,297	$88,123
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	5.83%[4]	4.58%[4]	4.84%	4.39%	3.91%	5.27%
Portfolio turnover rate[5]	25%	31%	32%	34%	36%	40%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratio to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	155

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of period	$44.03	$41.50	$44.66	$40.99	$26.84	$58.90
Investment operations:
Net investment income[2]	1.16	1.68	1.86	1.52	2.07	2.32
Net realized and unrealized gain (loss)	1.54	2.51	(3.14)	3.63	14.28	(31.66)
Total from investment operations	2.70	4.19	(1.28)	5.15	16.35	(29.34)
Dividends to shareholders:
Net investment income	(1.17)	(1.66)	(1.88)	(1.48)	(2.20)	(2.72)
Net asset value, end of period	$45.56	$44.03	$41.50	$44.66	$40.99	$26.84

TOTAL RETURN[3]	6.35%	10.51%	(2.70)%	13.12%	62.13%	(50.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$111,614	$103,473	$91,304	$78,147	$43,042	$18,787
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.26%*	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	5.16%[5]	4.10%[5]	4.53%	3.74%	5.49%	5.16%
Portfolio turnover rate[6]	23%	32%	25%	35%	94%	47%

WisdomTree Europe SmallCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$41.98	$38.22	$44.44	$37.62	$22.44	$58.47
Investment operations:
Net investment income[2]	1.59	1.32	1.44	1.09	0.99	2.50
Net realized and unrealized gain (loss)	7.93	3.82	(5.74)	6.85	15.37	(35.53)
Total from investment operations	9.52	5.14	(4.30)	7.94	16.36	(33.03)
Dividends to shareholders:
Net investment income	(1.29)	(1.38)	(1.92)	(1.12)	(1.18)	(3.00)
Net asset value, end of period	$50.21	$41.98	$38.22	$44.44	$37.62	$22.44

TOTAL RETURN[3]	23.24%	14.33%	(9.80)%	21.86%	74.18%	(56.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$168,189	$60,874	$28,668	$28,889	$30,095	$13,467
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.50%[5]	3.52%[5]	3.79%	2.81%	2.92%	6.03%
Portfolio turnover rate[6]	39%	48%	58%	60%	55%	63%
*	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

156	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$42.95	$36.66	$36.94	$42.12	$32.02	$48.34
Investment operations:
Net investment income[2]	0.44	1.54	0.81	1.79	0.73	0.57
Net realized and unrealized gain (loss)	4.50	5.30	(0.34)	(6.52)	9.89	(16.09)
Total from investment operations	4.94	6.84	0.47	(4.73)	10.62	(15.52)
Dividends to shareholders:
Net investment income	(0.25)	(0.55)	(0.75)	(0.45)	(0.52)	(0.80)
Net asset value, end of period	$47.64	$42.95	$36.66	$36.94	$42.12	$32.02

TOTAL RETURN[3]	11.54%	19.12%	1.46%	(11.25)%	33.33%	(32.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$11,024,085	$5,632,633	$606,707	$494,981	$54,751	$19,212
Ratios to average net assets[7] of:
Expenses, net of expense waivers	0.48%[6]	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[6]	0.48%[6]	0.48%	0.48%	0.48%	0.48%
Net investment income	1.85%[6]	4.22%[6]	2.41%	5.40%	1.72%	1.38%
Portfolio turnover rate[5]	19%	36%	41%	28%	13%	11%

WisdomTree Global ex-U.S. Growth Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of period	$51.75	$50.70	$54.94	$49.61	$35.41	$49.59
Investment operations:
Net investment income[2]	0.92	1.34	1.39	1.41	1.11	0.75
Net realized and unrealized gain (loss)	(2.18)	1.08	(4.32)	5.22	14.94	(13.89)
Total from investment operations	(1.26)	2.42	(2.93)	6.63	16.05	(13.14)
Dividends to shareholders:
Net investment income	(0.92)	(1.37)	(1.31)	(1.30)	(1.85)	(1.04)
Net asset value, end of period	$49.57	$51.75	$50.70	$54.94	$49.61	$35.41

TOTAL RETURN[3]	(2.32)%	5.03%	(5.20)%	13.67%	46.04%	(26.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$59,479	$87,977	$55,774	$49,446	$24,805	$21,245
Ratios to average net assets[7] of:
Expenses, net of expense waivers	0.58%[6]	0.58%[6]	0.58%[4]	0.57%[4]	0.58%[4]	0.58%
Expenses, prior to expense waivers	0.58%[6]	0.58%[6]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.59%[6]	2.72%[6]	2.73%	2.80%	2.54%	1.70%
Portfolio turnover rate[5]	84%	59%	28%	68%	121%	47%
[1]

This information reflects the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Growth Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Annualized.

[7]	The ratio to average net assets do not include net investment income (loss) of investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	157

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$48.84	$45.45	$43.25	$41.54	$31.47	$44.29
Investment operations:
Net investment income[1]	0.31	0.78	0.68	0.99	0.79	0.64
Net realized and unrealized gain (loss)	2.68	3.58	2.42	1.47	9.96	(12.97)
Total from investment operations	2.99	4.36	3.10	2.46	10.75	(12.33)
Dividends to shareholders:
Net investment income	(0.68)	(0.97)	(0.90)	(0.75)	(0.68)	(0.49)
Net asset value, end of period	$51.15	$48.84	$45.45	$43.25	$41.54	$31.47

TOTAL RETURN[2]	6.26%	9.97%	7.36%	6.02%	34.37%	(27.98)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$286,421	$192,914	$193,172	$235,685	$157,850	$66,078
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	1.26%[4]	1.84%[4]	1.58%	2.51%	2.09%	1.68%
Portfolio turnover rate[5]	17%	41%	36%	39%	45%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratio to average net assets do not include net investment income (loss) or expense of the affiliated funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

158	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Asia Pacific ex-Japan Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$68.70	$64.05	$67.99	$61.40	$37.09	$73.00
Investment operations:
Net investment income[2]	1.62	2.27	2.14	2.51	1.79	2.86
Net realized and unrealized gain (loss)	(2.00)	4.65	(3.85)	6.59	24.23	(34.08)
Total from investment operations	(0.38)	6.92	(1.71)	9.10	26.02	(31.22)
Dividends to shareholders:
Net investment income	(1.65)	(2.27)	(2.23)	(2.51)	(1.71)	(4.69)
Net asset value, end of period	$66.67	$68.70	$64.05	$67.99	$61.40	$37.09

TOTAL RETURN[3]	(0.44)%	11.18%	(2.22)%	15.33%	70.97%	(42.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$73,333	$96,187	$89,672	$88,388	$89,033	$37,086
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[4]	0.48%[4]	0.48%	0.48%	0.48%	0.48%
Net investment income	4.72%[4]	3.53%[4]	3.42%	4.05%	3.11%	4.76%
Portfolio turnover rate[6]	18%	26%	60%	27%	18%	31%

WisdomTree Australia Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$64.33	$55.87	$61.64	$57.24	$30.80	$63.30
Investment operations:
Net investment income[2]	1.12	2.60	2.87	2.99	2.23	3.00
Net realized and unrealized gain (loss)	(3.31)	8.44	(5.48)	4.62	26.27	(31.22)
Total from investment operations	(2.19)	11.04	(2.61)	7.61	28.50	(28.22)
Dividends to shareholders:
Net investment income	(1.33)	(2.58)	(3.16)	(3.21)	(2.06)	(4.28)
Net asset value, end of period	$60.81	$64.33	$55.87	$61.64	$57.24	$30.80

TOTAL RETURN[3]	(3.34)%	20.49%	(3.86)%	14.03%	93.79%	(44.42)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$57,773	$77,193	$61,456	$80,137	$117,339	$21,559
Ratios to average net assets[5] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	3.68%[4]	4.71%[4]	5.18%	5.42%	4.25%	6.25%
Portfolio turnover rate[6]	24%	31%	68%	46%	25%	55%
[1]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Total Dividend Fund Through June 19, 2011 and the investment objective and strategy of the WisdomTree Asia Pacific ex-Japan Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other Funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

This information reflects the investment objective and strategy of the WisdomTree Pacific ex-Japan Equity IncomeFund Through June 19, 2011 and the investment objective and strategy of the WisdomTree Australia Dividend Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	159

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$45.77	$42.89	$47.68	$45.34	$31.57	$61.86
Investment operations:
Net investment income[2]	1.23	1.59	1.86	1.56	1.50	2.11
Net realized and unrealized gain (loss)	3.25	2.84	(4.75)	2.37	13.91	(29.98)
Total from investment operations	4.48	4.43	(2.89)	3.93	15.41	(27.87)
Dividends to shareholders:
Net investment income	(1.10)	(1.55)	(1.90)	(1.59)	(1.64)	(2.42)
Net asset value, end of period	$49.15	$45.77	$42.89	$47.68	$45.34	$31.57

TOTAL RETURN[3]	10.05%	10.80%	(6.02)%	9.21%	49.56%	(45.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$265,401	$210,541	$167,253	$164,489	$149,624	$78,928
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.48%[5]	0.48%[5]	0.48%	0.48%	0.48%	0.48%
Expenses, prior to expense waivers	0.48%[5]	0.48%[5]	0.48%	0.48%	0.48%	0.48%
Net investment income	4.66%[5]	3.77%[5]	4.34%	3.56%	3.54%	4.38%
Portfolio turnover rate[6]	13%	19%	23%	22%	26%	30%

WisdomTree International Dividend ex-Financials Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009
Net asset value, beginning of period	$42.13	$41.64	$46.85	$42.69	$28.46	$64.01
Investment operations:
Net investment income[2]	1.22	1.82	1.74	1.83	1.50	2.93
Net realized and unrealized gain (loss)	3.47	0.45	(5.11)	4.21	14.24	(34.43)
Total from investment operations	4.69	2.27	(3.37)	6.04	15.74	(31.50)
Dividends to shareholders:
Net investment income	(1.27)	(1.78)	(1.84)	(1.88)	(1.51)	(4.05)
Net asset value, end of period	$45.55	$42.13	$41.64	$46.85	$42.69	$28.46

TOTAL RETURN[3]	11.57%	5.98%	(7.24)%	14.93%	56.27%	(49.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$341,593	$349,681	$355,992	$149,929	$164,338	$105,305
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	5.59%[5]	4.58%[5]	4.20%	4.30%	3.81%	5.90%
Portfolio turnover rate[6]	34%	50%	28%	52%	69%	55%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net invstment income (loss) or expenses of other Funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

160	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$51.77	$48.10	$53.80	$48.69	$31.55	$62.60
Investment operations:
Net investment income[1]	1.50	1.51	1.79	1.53	1.26	1.82
Net realized and unrealized gain (loss)	4.15	3.68	(5.69)	5.19	17.27	(30.64)
Total from investment operations	5.65	5.19	(3.90)	6.72	18.53	(28.82)
Dividends to shareholders:
Net investment income	(1.52)	(1.52)	(1.80)	(1.61)	(1.39)	(2.23)
Net asset value, end of period	$55.90	$51.77	$48.10	$53.80	$48.69	$31.55

TOTAL RETURN[2]	11.26%	11.32%	(7.21)%	14.38%	59.59%	(46.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$128,574	$119,069	$105,823	$156,006	$146,069	$88,334
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	5.27%[4]	3.23%[4]	3.69%	3.14%	2.88%	3.80%
Portfolio turnover rate[5]	20%	38%	47%	40%	49%	32%

WisdomTree International SmallCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$55.38	$49.33	$53.15	$46.98	$29.08	$61.11
Investment operations:
Net investment income[1]	1.34	1.82	1.77	1.43	1.20	1.91
Net realized and unrealized gain (loss)	4.84	6.09	(3.66)	6.14	17.91	(31.83)
Total from investment operations	6.18	7.91	(1.89)	7.57	19.11	(29.92)
Dividends to shareholders:
Net investment income	(1.72)	(1.86)	(1.93)	(1.40)	(1.21)	(2.11)
Net asset value, end of period	$59.84	$55.38	$49.33	$53.15	$46.98	$29.08

TOTAL RETURN[2]	11.58%	16.78%	(3.41)%	16.64%	66.50%	(49.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$694,144	$562,133	$424,264	$475,703	$429,870	$244,307
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[4]	0.58%[4]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.69%[4]	3.76%[4]	3.65%	2.99%	2.87%	4.31%
Portfolio turnover rate[5]	42%	56%	52%	55%	63%	43%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net invstment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	161

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$54.81	$57.34	$60.51	$52.02	$31.11	$51.82
Investment operations:
Net investment income[1]	1.67	1.78	2.25	1.89	1.48	2.01
Net realized and unrealized gain (loss)	(3.07)	(2.50)	(3.11)	8.55	21.00	(20.76)
Total from investment operations	(1.40)	(0.72)	(0.86)	10.44	22.48	(18.75)
Dividends to shareholders:
Net investment income	(1.71)	(1.81)	(2.31)	(1.95)	(1.57)	(1.96)
Net asset value, end of period	$51.70	$54.81	$57.34	$60.51	$52.02	$31.11

TOTAL RETURN[2]	(2.37)%	(1.05)%	(1.03)%	20.75%	73.33%	(36.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,009,958	$5,475,068	$3,640,891	$1,325,257	$540,990	$177,355
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Expenses, prior to expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	6.29%[4]	3.32%[4]	4.12%	3.47%	3.26%	4.96%
Portfolio turnover rate[5]	29%	47%	37%	33%	44%	67%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenes had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net invstment income (loss) or expenses of other Funds in which the Fund invests.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

162	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$51.18	$47.80	$53.30	$44.51	$24.62	$43.95
Investment operations:
Net investment income[1]	1.15	1.15	1.47	1.32	1.02	1.56
Net realized and unrealized gain (loss)	(4.41)	3.69	(5.31)	8.86	20.00	(19.57)
Total from investment operations	(3.26)	4.84	(3.84)	10.18	21.02	(18.01)
Dividends to shareholders:
Net investment income	(1.27)	(1.46)	(1.66)	(1.39)	(1.13)	(1.32)
Net asset value, end of period	$46.65	$51.18	$47.80	$53.30	$44.51	$24.62

TOTAL RETURN[2]	(6.29)%	10.58%	(6.88)%	23.38%	86.26%	(40.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,711,907	$1,474,099	$1,022,868	$927,463	$342,754	$51,706
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.63%[4]	0.63%[4]	0.63%[5]	0.63%[5]	0.63%[5]	0.63%
Expenses, prior to expense waivers	0.63%[4]	0.63%[4]	0.63%	0.63%	0.63%	0.63%
Net investment income	4.71%[4]	2.49%[4]	3.13%	2.68%	2.59%	4.98%
Portfolio turnover rate[6]	22%	44%	53%	35%	38%	64%

WisdomTree Middle East Dividend Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$16.11	$15.60	$16.31	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.28	0.63	0.83	0.68	0.53	0.32
Net realized and unrealized gain (loss)	2.20	0.59	(0.61)	0.49	3.68	(12.78)
Total from investment operations	2.48	1.22	0.22	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.35)	(0.71)	(0.93)	(0.50)	(0.70)	—
Net asset value, end of period	$18.24	$16.11	$15.60	$16.31	$15.64	$12.13

TOTAL RETURN[2]	15.53%	8.46%	1.35%	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$21,883	$14,498	$14,038	$19,571	$12,515	$7,279
Ratios to average net assets[3] of:
Expenses, net of expense waivers	0.88%[4]	0.88%[4]	0.88%	0.88%	0.88%	0.88%[4]
Expenses, prior to expense waivers	0.88%[4]	1.35%[4]	1.83%	2.17%	1.30%	1.49%[4]
Net investment income	3.11%[4]	4.26%[4]	5.31%	4.33%	3.63%	2.86%[4]
Portfolio turnover rate[6]	31%	52%	37%	50%	96%	26%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	Annualized.

[5]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the WisdomTree India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	163

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013**	For the Year Ended March 31, 2012	For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period	$49.86	$43.93	$47.61	$47.72	$46.92
Investment operations:
Net investment income[2]	1.08	0.89	1.73	1.43	0.29
Net realized and unrealized gain (loss)	2.96	5.96	(3.84)	(0.02)	0.64
Total from investment operations	4.04	6.85	(2.11)	1.41	0.93
Dividends and distributions to shareholders:
Net investment income	(0.91)	(0.92)	(1.57)	(1.52)	(0.13)
Capital gains	—	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(0.91)	(0.92)	(1.57)	(1.52)	(0.13)
Net asset value, end of period	$52.99	$49.86	$43.93	$47.61	$47.72

TOTAL RETURN[4]	8.31%	16.06%	(4.41)%	3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$397,445	$164,527	$21,963	$21,425	$9,545
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.47%[5,8]
Expenses, prior to expense waivers	0.58%[5]	0.73%[5]	1.25%	1.65%	0.58%[5]
Net investment income	4.21%[5]	2.01%[5]	3.99%	3.11%	2.53%[5]
Portfolio turnover rate[7]	35%	43%	42%	38%	79%

WisdomTree Commodity Country Equity Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$32.00	$31.44	$33.21	$28.90	$16.04	$35.96
Investment operations:
Net investment income[2]	0.72	1.13	1.09	0.53	0.47	0.65
Net realized and unrealized gain (loss)	(1.27)	0.56	(1.76)	4.33	12.80	(19.29)
Total from investment operations	(0.55)	1.69	(0.67)	4.86	13.27	(18.64)
Dividends to shareholders:
Net investment income	(0.71)	(1.13)	(1.10)	(0.55)	(0.41)	(1.28)
Net asset value, end of period	$30.74	$32.00	$31.44	$33.21	$28.90	$16.04

TOTAL RETURN[4]	(1.54)%	5.72%	(1.77)%	17.31%	83.44%	(52.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,051	$23,999	$31,439	$43,172	$49,137	$22,460
Ratios to average net assets[6] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.68%[5]	3.71%[5]	3.52%	1.86%	1.91%	2.21%
Portfolio turnover rate[7]	20%	22%	116%	35%	25%	53%
*	Commencement of investments operations.

**	This information reflects the investment objective and strategy of the WisdomTree International Hedged Equity Fund through August 29, 2012 and the investments objective and strategy of the WisdomTree Europe Hedged Equity Fund thereafter.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investments objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[8]	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when Fund operated as a “funds of funds”.

See Notes to Financial Statements.

164	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$22.69	$25.16	$29.86	$24.63	$18.61	$31.98
Investment operations:
Net investment income[2]	0.49	0.80	0.93	0.72	0.80	1.01
Net realized and unrealized gain (loss)	(1.52)	(2.45)	(4.74)	5.19	6.07	(12.84)
Total from investment operations	(1.03)	(1.65)	(3.81)	5.91	6.87	(11.83)
Dividends and distributions to shareholders:
Net investment income	(0.45)	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Return of capital	—	(0.00)[8]	—	—	—	—
Total dividends and distributions to shareholders	(0.45)	(0.82)	(0.89)	(0.68)	(0.85)	(1.54)
Net asset value, end of period	$21.21	$22.69	$25.16	$29.86	$24.63	$18.61

TOTAL RETURN[3]	(4.47)%	(6.55)%	(12.70)%	24.74%	37.29%	(37.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$23,335	$24,964	$31,452	$49,273	$45,569	$22,332
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.49%[5]	3.45%[5]	3.54%	2.90%	3.36%	3.49%
Portfolio turnover rate[6]	26%	38%	99%	32%	16%	38%

WisdomTree Global ex-U.S. Utilities Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[7]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$17.83	$18.90	$21.33	$21.46	$17.78	$32.73
Investment operations:
Net investment income[2]	0.57	0.74	0.87	0.84	0.87	1.25
Net realized and unrealized gain (loss)	0.39	(1.07)	(2.45)	(0.06)	3.77	(14.74)
Total from investment operations	0.96	(0.33)	(1.58)	0.78	4.64	(13.49)
Dividends to shareholders:
Net investment income	(0.63)	(0.74)	(0.85)	(0.91)	(0.96)	(1.46)
Net asset value, end of period	$18.16	$17.83	$18.90	$21.33	$21.46	$17.78

TOTAL RETURN[3]	5.61%	(1.54)%	(7.41)%	4.27%	26.42%	(42.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$29,057	$37,434	$30,241	$37,335	$49,348	$28,455
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	6.26%[5]	4.21%[5]	4.48%	4.22%	4.17%	4.53%
Portfolio turnover rate[6]	34%	33%	66%	19%	17%	50%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Basic Materials Sector Fund through June 19, 2011 and the investments objective and strategy of the WisdomTree Commodity Country Equity Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]

The information reflects the investment objective and strategy of the WisdomTree International Utilities Sector Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S.Utilities Fund thereafter.

[8]	Amount is less than $0.005.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	165

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Year Ended March 28, 2013	For the Year Ended March 31, 2012[1]	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009
Net asset value, beginning of period	$29.90	$26.40	$28.86	$26.75	$16.92	$41.84
Investment operations:
Net investment income[2]	0.66	0.97	1.15	0.96	0.96	1.35
Net realized and unrealized gain (loss)	(1.41)	4.87	(2.32)	3.83	11.39	(25.46)
Total from investment operations	(0.75)	5.84	(1.17)	4.79	12.35	(24.11)
Dividends and distributions to shareholders:
Net investment income	(1.16)	(2.34)	(1.21)	(2.68)	(2.52)	(0.81)
Capital gains	—	—	(0.08)	—	—	—
Total dividends and distributions to shareholders	(1.16)	(2.34)	(1.29)	(2.68)	(2.52)	(0.81)
Net asset value, end of period	$27.99	$29.90	$26.40	$28.86	$26.75	$16.92

TOTAL RETURN[3]	(2.24)%	22.62%	(3.99)%	18.81%	74.20%	(57.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$130,138	$113,631	$108,221	$122,670	$84,276	$40,619
Ratios to average net assets[4] of:
Expenses, net of expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Expenses, prior to expense waivers	0.58%[5]	0.58%[5]	0.58%	0.58%	0.58%	0.58%
Net investment income	4.51%[5]	3.42%[5]	4.36%	3.48%	3.76%	4.55%
Portfolio turnover rate[6]	15%	23%	43%	18%	19%	35%
[1]

This information reflects the investment objective and strategy of the WisdomTree International Real Estate Fund through June 19, 2011 and the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

166	WisdomTree International Dividend and Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the six months and period is presented below:

WisdomTree China Dividend ex-Financials Fund	For the Period March 29, 2013 through September 30, 2013 (unaudited)	For the Period September 19, 2012* through March 31, 2013
Net asset value, beginning of period	$51.90	$50.02
Investment operations:
Net investment income (loss)[1]	1.25	(0.14)
Net realized and unrealized gain (loss)	(1.21)	2.02
Total from investment operations	0.04	1.88
Dividends to shareholders:
Net investment income	(1.44)	—
Net asset value, end of period	$50.50	$51.90

TOTAL RETURN[2]	0.27%	3.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,723	$36,331
Ratios to average net assets of:
Expenses, net of expense waivers	0.63%[3]	0.63%[3]
Expenses, prior to expense waivers	0.63%[3]	0.63%[3]
Net investment income (loss)	4.95%[3]	(0.51)%[3]
Portfolio turnover rate[4]	18%	0%

WisdomTree United Kingdom Hedged Equity Fund	For the Period June 28, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	$24.99
Investment operations:
Net investment income[1]	0.32
Net realized and unrealized gain	0.70
Total from investment operations	1.02
Dividends to shareholders:
Net investment income	(0.02)
Net asset value, end of period	$25.99

TOTAL RETURN[2]	4.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$42,886
Ratios to average net assets of:
Expenses, net of expense waivers	0.48%[3]
Expenses, prior to expense waivers	0.48%[3]
Net investment income	4.76%[3]
Portfolio turnover rate[4]	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	167

Financial Highlights (continued)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged SmallCap Equity Fund	For the Period June 28, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	$26.17
Investment operations:
Net investment income[1]	0.37
Net realized and unrealized gain	1.57
Total from investment operations	1.94
Net asset value, end of period	$28.11

TOTAL RETURN[2]	7.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,864
Ratios to average net assets of:
Expenses, net of expense waivers	0.58%[3]
Expenses, prior to expense waivers	0.58%[3]
Net investment income	5.36%[3]
Portfolio turnover rate[4]	1%

WisdomTree Emerging Markets Dividend Growth Fund	For the Period August 1, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	25.22
Investment operations:
Net investment income[1]	0.12
Net realized and unrealized loss	(0.52)
Total from investment operations	(0.40)
Dividends to shareholders:
Net investment income	(0.06)
Net asset value, end of period	$24.76

TOTAL RETURN[2]	(1.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,857
Ratios to average net assets of:
Expenses, net of expense waivers	0.63%[3]
Expenses, prior to expense waivers	0.63%[3]
Net investment income	2.97%[3]
Portfolio turnover rate[4]	3%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

168	WisdomTree International Dividend and Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend and Sector Funds

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Consumer Growth Fund	For the Period September 27, 2013* through September 30, 2013 (unaudited)
Net asset value, beginning of period	$24.79
Investment operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized loss	(0.26)
Total from investment operations	(0.26)
Net asset value, end of period	$24.53

TOTAL RETURN[3]	(1.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,453
Ratios to average net assets of:
Expenses, net of expense waivers	0.63%[4]
Expenses, prior to expense waivers	0.63%[4]
Net investment loss	(0.22)%[4]
Portfolio turnover rate[5]	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.005).

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2 and 3).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend and Sector Funds	169

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of September 30, 2013, the Trust offered 53 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Growth Fund (“Global ex-U.S. Growth Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28 ,2013
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equtiy Fund”)	June 28, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). WisdomTree Investments is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection to the indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities

170	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in creation units, which are typically in blocks of 50,000 shares or more. Fund shares purchased or sold on a national securities exchange are based on market prices, which may be higher or lower than NAV. In calculating each Fund’s NAV investments are valued under policies approved by the Board of Trustees.

Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be fair valued. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree International Dividend and Sector Funds	171

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivative contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WTAM, the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to inputs used as of September 30, 2013 in valuing each Fund’s assets:

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$500,201,054	$—	$—
Exchange-Traded Funds	821,916	—	—
Rights
Hong Kong	—	—	—	**
Other*	149,405	—	—
Investment of Cash Collateral for Securities Loaned	—	35,907,821	—
Total	501,172,375	35,907,821	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(181)	—
Total - Net	$501,172,375	$35,907,640	$—

172	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$14,290,204	$11,524	$—
Other*	237,511,281	—	—
Exchange-Traded Funds	346,182	—	—
Rights
Hong Kong	—	—	—	**
Other*	55,868	—	—
Investment of Cash Collateral for Securities Loaned	—	15,648,545	—
Total	252,203,535	15,660,069	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(186)	—
Total - Net	$252,203,535	$15,659,883	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$110,890,166	$—	$—
Exchange-Traded Funds	240,320	—	—
Rights	12,631	—	—
Investment of Cash Collateral for Securities Loaned	—	5,771,271	—
Total	111,143,117	5,771,271	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(42)	—
Total - Net	$111,143,117	$5,771,229	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$6,165,763	$14,090	$—	**
Other*	161,542,832	—	—
Exchange-Traded Funds	226,843	—	—
Investment of Cash Collateral for Securities Loaned	—	10,564,995	—
Total	$167,935,438	$10,579,085	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,934,628,257	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,915,480,426	—
Total	10,934,628,257	1,915,480,426	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	22,368,254	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(29,857,273)	—
Total - Net	$10,934,628,257	$1,907,991,407	$—

Global ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$58,624,161	$—	$—
Exchange-Traded Funds & Notes	597,485	—	—
Investment of Cash Collateral for Securities Loaned	—	1,675,713	—
Total	$59,221,646	$1,675,713	$—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(27)	—
Total - Net	$59,221,646	$1,675,686	$—

WisdomTree International Dividend and Sector Funds	173

Notes to Financial Statements (unaudited) (continued)

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$283,816,863	$—	$—
Exchange-Traded Funds	516,733	—	—
Investment of Cash Collateral for Securities Loaned	—	52,821,633	—
Total	$284,333,596	$52,821,633	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,427,281	$—	$—
Exchange-Traded Notes	1,541,227	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	2,211,001	—
Total	$72,968,508	$2,211,001	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$57,325,375	$—	$—
Investment of Cash Collateral for Securities Loaned	—	5,480,581	—
Total	57,325,375	5,480,581	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(18)	—
Total - Net	$57,325,375	$5,480,563	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$263,779,986	$—	$—
Exchange-Traded Funds	246,808	—	—
Rights	28,514	—	—
Investment of Cash Collateral for Securities Loaned	—	12,137,587	—
Total	264,055,308	12,137,587	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7)	—
Total - Net	$264,055,308	$12,137,580	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$339,725,203	$—	$—
Exchange-Traded Funds	262,254	—	—
Rights	189,289	—	—
Total	340,176,746	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	6	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(121)	—
Total - Net	$340,176,746	$(115)	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$127,796,584	$—	$—
Exchange-Traded Funds	106,542	—	—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	15,311,131	—
Total	$127,903,126	$15,311,131	$—

174	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$6,653,405	$84,317	$—	**
Other*	682,409,939	—	—
Exchange-Traded Funds	176,062	—	—
Rights	—	29,647	—
Investment of Cash Collateral for Securities Loaned	—	101,072,848	—
Total	$689,239,406	$101,186,812	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,986,983,439	$—	$—
Investment of Cash Collateral for Securities Loaned	—	489,837,991	—
Total	4,986,983,439	489,837,991	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	9,614	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(32,985)	—
Total - Net	$4,986,983,439	$489,814,620	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,693,070,022	$—	$—
Exchange-Traded Funds & Notes	14,937,509	—	—
Warrant	135,623	—	—
Investment of Cash Collateral for Securities Loaned	—	91,571,209	—
Total	1,708,143,154	91,571,209	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	19,902	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2)	—
Total - Net	$1,708,143,154	$91,591,109	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$3,871,745	$52	$—
Other*	18,005,061	—	—
Total	$21,876,806	$52	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$396,663,728	$—	$—
Rights	366,772	—	—
Investment of Cash Collateral for Securities Loaned	—	19,992,681	—
Total	397,030,500	19,992,681	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,801	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(9,006,389)	—
Total - Net	$397,030,500	$10,990,093	$—

WisdomTree International Dividend and Sector Funds	175

Notes to Financial Statements (unaudited) (continued)

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,865,664	$—	$—
Exchange-Traded Funds	46,386	—	—
Rights	403	—	—
Investment of Cash Collateral for Securities Loaned	—	2,391,242	—
Total	22,912,453	2,391,242	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(10)	—
Total - Net	$22,912,453	$2,391,232	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,080,613	$—	$—
Exchange-Traded Funds & Notes	142,616	—	—
Investment of Cash Collateral for Securities Loaned	—	2,680,455	—
Total	23,223,229	2,680,455	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(32)	—
Total - Net	$23,223,229	$2,680,427	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$28,589,927	$—	$—
Exchange-Traded Notes	258,820	—	—
Rights	8,891	—	—
Investment of Cash Collateral for Securities Loaned	—	2,034,474	—
Total	28,857,638	2,034,474	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	31	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(193)	—
Total - Net	$28,857,638	$2,034,312	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$129,665,014	$—	$—
Rights	—	—	—	**
Investment of Cash Collateral for Securities Loaned	—	4,220,833	—
Total	$129,665,014	$4,220,833	$—

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,554,066	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,365,518	—
Total	$22,554,066	$1,365,518	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$43,016,105	$—	$—
Rights	47,471	—	—
Total	43,063,576	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	13	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,760,321)	—
Total - Net	$43,063,576	$(1,760,308)	$—

176	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,743,080	$—	$—
Investment of Cash Collateral for Securities Loaned	—	216,445	—
Total	16,743,080	216,445	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,755	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(95,384)	—
Total - Net	$16,743,080	$122,816	$—

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$14,552,285	$—	$—
Exchange-Traded Notes	279,215	—	—
Total	$14,831,500	$—	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,364,650	$—	$—
Exchange-Traded Notes	86,037	—	—
Total	2,450,687	—	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,127	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,499)	—
Total - Net	$2,450,687	$(372)	$—
*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

**	Includes Level 3 security valued at $0. Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts for the period ended September 30, 2013 which are detailed in the table herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at September 30, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At September 30, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts for the six months ended September 30, 2013, which are detailed in the table herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the investment. Risks may arise upon entering into forward foreign currency contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

The effect of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
DEFA Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$5	Unrealized depreciation on forward foreign currency contracts	$186
DEFA Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	186

WisdomTree International Dividend and Sector Funds	177

Notes to Financial Statements (unaudited) (continued)

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Global Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$42
Japan Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	22,368,254	Unrealized depreciation on forward foreign currency contracts	29,857,273
Global ex-U.S. Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	27
Australia Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	18
International LargeCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	7
International Dividend ex-Financials Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	6	Unrealized depreciation on forward foreign currency contracts	121
Emerging Markets Equity Income Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	9,614	Unrealized depreciation on forward foreign currency contracts	32,985
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	19,902	Unrealized depreciation on forward foreign currency contracts	2
Europe Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,801	Unrealized depreciation on forward foreign currency contracts	9,006,389
Commodity Country Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	—	Unrealized depreciation on forward foreign currency contracts	10
Global Natural Resources Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4	Unrealized depreciation on forward foreign currency contracts	32
Global ex-U.S. Utilities Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	31	Unrealized depreciation on forward foreign currency contracts	193
United Kingdom Hedged Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	13	Unrealized depreciation on forward foreign currency contracts	1,760,321
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,755	Unrealized depreciation on forward foreign currency contracts	95,384
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,127	Unrealized depreciation on forward foreign currency contracts	1,499

The effect of such derivative instruments on each Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) Recognized[1]	Change in Unrealized Appreciation or (Depreciation) Derivatives Recognized[2]
DEFA Fund
Foreign exchange contracts	$(68,893)	$382
DEFA Equity Income Fund
Foreign exchange contracts	(47,888)	(34)

178	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) Recognized[1]	Change in Unrealized Appreciation or (Depreciation) Derivatives Recognized[2]
Global Equity Income Fund
Foreign exchange contracts	$(20,957)	$256
Europe SmallCap Dividend Fund
Foreign exchange contracts	6,607	—
Japan Hedged Equity Fund
Foreign exchange contracts	238,750,805	(72,669,048)
Global ex-U.S. Growth Fund
Foreign exchange contracts	(157,800)	—
Japan SmallCap Dividend Fund
Foreign exchange contracts	58,090	36
Asia Pacific ex-Japan Fund
Foreign exchange contracts	(23,063)	—
Australia Dividend Fund
Foreign exchange contracts	1,706	(18)
International LargeCap Dividend Fund
Foreign exchange contracts	(99,316)	332
International Dividend ex-Financials Fund
Foreign exchange contracts	(4,474)	88
International MidCap Dividend Fund
Foreign exchange contracts	35,854	45
International SmallCap Dividend Fund
Foreign exchange contracts	649,949	3,066
Emerging Markets Equity Income Fund
Foreign exchange contracts	3,117,240	(25,082)
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	990,893	30,593
Middle East Dividend Fund
Foreign exchange contracts	(13,210)	133
Europe Hedged Equity Fund
Foreign exchange contracts	(6,046,287)	(9,560,689)
Commodity Country Equity Fund
Foreign exchange contracts	6,764	11
Global Natural Resources Fund
Foreign exchange contracts	(24,357)	(201)
Global ex-U.S. Utilities Fund
Foreign exchange contracts	15,604	(228)
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	69,125	790
China Dividend ex-Financials Fund
Foreign exchange contracts	(2,162)	—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	(253,760)	(1,760,308)
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	(84,751)	(93,629)
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	(26,554)	—
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	(58)	(372)
[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions
[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts and foreign currency related transactions.

WisdomTree International Dividend and Sector Funds	179

Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2013, the volume of derivative activity by average notional for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Foreign exchange contracts	$14,275	$50,916
DEFA Equity Income Fund
Foreign exchange contracts	$78,336	$134,176
Global Equity Income Fund
Foreign exchange contracts	$100,677	$63,401
Europe SmallCap Dividend Fund
Foreign exchange contracts	$—	$6,342
Japan Hedged Equity Fund
Foreign exchange contracts	$3,973,091,844	$13,160,635,596
Global ex-U.S. Growth Fund
Foreign exchange contracts	$—	$38,111
Japan SmallCap Dividend Fund
Foreign exchange contracts	$1,375	$30,906
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$23,858
Australia Dividend Fund
Foreign exchange contracts	$—	$2,669
International LargeCap Dividend Fund
Foreign exchange contracts	$153,001	$69,775
International Dividend ex-Financials Fund
Foreign exchange contracts	$—	$135,786
International MidCap Dividend Fund
Foreign exchange contracts	$—	$19,482
International SmallCap Dividend Fund
Foreign exchange contracts	$230,103	$463,730
Emerging Markets Equity Income Fund
Foreign exchange contracts	$2,053,027	$2,372,218
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	$3,874,025	$1,251,629
Middle East Dividend Fund
Foreign exchange contracts	$3,747	$14,928
Europe Hedged Equity Fund
Foreign exchange contracts	$80,041,031	$229,800,807
Commodity Country Equity Fund
Foreign exchange contracts	$—	$10,541
Global Natural Resources Fund
Foreign exchange contracts	$20,489	$5,045
Global ex-U.S. Utilities Fund
Foreign exchange contracts	$56,897	$58,201
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	$—	$62,844
China Dividend ex-Financials Fund
Foreign exchange contracts	$—	$—
United Kingdom Hedged Equity Fund
Foreign exchange contracts	$9,934,513	$36,130,030
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	$3,952,050	$12,071,823
Emerging Markets Dividend Growth Fund
Foreign exchange contracts	$155,927	$9,709
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	$512,757	$—

180	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed, appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized gain (loss) from investment transactions and net change in unrealized appreciation (depreciation) from investment transactions, respectively, on the Statement of Operations. Net realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, including gains and losses of forward foreign currency contracts, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) from forward foreign currency contracts and foreign currency related transactions and/or net change in unrealized appreciation (depreciation) from forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies in the Statement of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses/Reimbursements — Under the investment advisory agreement for each Fund, except Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, Emerging Markets Dividend Growth Fund, and Emerging Markets Consumer Growth Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which a Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Under the investment advisory agreement for Japan Hedged SmallCap Equity Fund, United Kingdom Hedged Equity Fund, Emerging Markets Dividend Growth Fund, and Emerging Markets Consumer Growth Fund, WisdomTree Asset Management has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM. The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund and Europe Hedged Equity Fund, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

WisdomTree International Dividend and Sector Funds	181

Notes to Financial Statements (unaudited) (continued)

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following Forward Contracts were open at September 30, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	10/2/2013	CHF	15,100	GBP	10,309	$(5)
	10/2/2013	AUD	87,431	GBP	50,388	(153)
	10/2/2013	DKK	130,239	GBP	14,586	(18)
	10/2/2013	SGD	30,675	USD	24,452	5
	10/2/2013	HKD	1,501,502	USD	193,604	(10)
						$(181)
DEFA Equity Income Fund
	10/3/2013	HKD	1,000,000	USD	128,939	$(8)
	10/2/2013	AUD	60,000	USD	55,947	(156)
	10/2/2013	GBP	30,000	USD	48,560	(22)
						$(186)
Global Equity Income Fund
	10/3/2013	AUD	54,637	USD	51,060	$(28)
	10/3/2013	GBP	8,529	USD	13,805	(7)
	10/3/2013	CAD	8,932	USD	8,682	(7)
						$(42)
Japan Hedged Equity Fund
	10/3/2013	USD	13,317,008	JPY	1,306,429,084	$(3,002)
	10/3/2013	USD	28,837,533	JPY	2,869,992,036	410,965
	10/3/2013	USD	6,603,543	JPY	660,514,078	127,850
	10/3/2013	USD	1,145,896,816	JPY	111,954,118,918	(4,956,381)
	10/3/2013	USD	1,061,428,550	JPY	104,189,083,453	377,299
	10/3/2013	USD	1,045,780,939	JPY	102,616,418,043	(2,349)
	10/3/2013	USD	976,655,271	JPY	95,834,298,460	5,769
	10/3/2013	USD	1,062,690,226	JPY	104,313,672,547	385,328
	10/3/2013	USD	1,118,703,741	JPY	109,942,847,560	1,739,540
	10/3/2013	USD	1,010,507,432	JPY	99,372,795,638	2,214,938
	10/3/2013	USD	984,524,911	JPY	96,227,464,812	(3,857,057)
	10/3/2013	USD	1,023,837,863	JPY	100,069,912,720	(4,011,072)
	10/3/2013	USD	931,945,405	JPY	91,116,302,228	(3,366,139)
	10/3/2013	JPY	104,189,083,453	USD	1,062,036,607	230,758
	10/3/2013	JPY	111,954,118,918	USD	1,140,201,643	(738,792)
	10/3/2013	JPY	98,389,879,752	USD	1,001,836,683	(868,651)
	10/3/2013	JPY	91,116,302,228	USD	928,450,776	(128,490)
	10/3/2013	JPY	84,235,891,056	USD	857,895,396	(564,615)
	10/3/2013	JPY	98,979,629,281	USD	1,008,065,463	(650,093)
	10/3/2013	JPY	99,372,795,638	USD	1,011,762,625	(959,745)
	10/3/2013	JPY	96,227,464,812	USD	980,530,159	(137,696)
	10/3/2013	JPY	102,616,418,043	USD	1,046,013,329	234,739
	10/3/2013	JPY	95,834,298,460	USD	976,867,320	206,280
	10/3/2013	JPY	4,405,198,612	USD	43,869,052	(1,024,957)
	10/3/2013	JPY	1,332,840,581	USD	13,331,485	(251,684)

182	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Japan Hedged Equity Fund (continued)	10/3/2013	JPY	4,644,503,325	USD	46,865,227	$(467,571)
	10/3/2013	JPY	1,315,387,817	USD	13,242,817	(162,488)
	10/3/2013	JPY	5,900,135,145	USD	59,393,348	(735,773)
	10/3/2013	JPY	3,516,018,887	USD	35,539,035	(293,216)
	10/3/2013	JPY	1,750,841,484	USD	17,601,633	(241,443)
	10/3/2013	JPY	7,701,352,263	USD	77,306,514	(1,179,068)
	10/3/2013	JPY	654,939,732	USD	6,637,598	(36,987)
	10/3/2013	JPY	3,055,767,159	USD	30,963,918	(177,842)
	10/3/2013	JPY	873,209,023	USD	8,824,483	(74,515)
	10/3/2013	JPY	2,407,773,908	USD	24,505,557	(32,411)
	11/6/2013	JPY	111,954,118,918	USD	1,146,097,412	4,940,458
	11/6/2013	JPY	104,189,083,453	USD	1,061,621,062	(386,288)
	11/6/2013	JPY	6,592,763,772	USD	67,168,782	(31,766)
	11/6/2013	JPY	8,790,351,696	USD	89,600,095	(637)
	11/6/2013	JPY	102,616,418,043	USD	1,045,969,615	(7,435)
	11/6/2013	JPY	6,592,763,779	USD	67,182,746	(17,803)
	11/6/2013	JPY	8,790,351,696	USD	89,713,944	113,213
	11/6/2013	JPY	95,834,298,460	USD	976,826,496	(19,888)
	11/6/2013	JPY	6,592,763,772	USD	67,189,798	(10,751)
	11/6/2013	JPY	104,313,672,547	USD	1,062,872,135	(405,161)
	11/6/2013	JPY	6,592,763,772	USD	67,134,720	(65,829)
	11/6/2013	JPY	109,942,847,560	USD	1,118,899,566	(1,756,345)
	11/6/2013	JPY	99,372,795,638	USD	1,010,684,205	(2,230,352)
	11/6/2013	JPY	100,069,912,720	USD	1,024,027,498	4,007,172
	11/6/2013	JPY	8,790,351,696	USD	89,769,648	168,917
	11/6/2013	JPY	1,638,647,618	USD	16,702,794	(68)
	11/6/2013	JPY	91,116,302,228	USD	932,112,245	3,356,760
	11/6/2013	JPY	17,580,703,393	USD	179,200,738	(726)
	11/6/2013	JPY	96,227,464,812	USD	984,702,226	3,848,268
	11/6/2013	JPY	17,580,703,393	USD	179,199,276	(2,187)
						$(7,489,019)
Global ex-U.S. Growth Fund
	10/2/2013	GBP	20,057	USD	32,453	$(27)
Australia Dividend Fund
	10/2/2013	AUD	20,000	USD	18,683	$(18)
International LargeCap Dividend Fund
	10/2/2013	HKD	1,143,292	USD	147,416	$(7)
International Dividend ex-Financials Fund
	10/2/2013	AUD	60,000	USD	55,994	$(109)
	10/2/2013	GBP	30,764	USD	49,811	(8)
	10/2/2013	SGD	37,412	USD	29,822	6
	10/2/2013	HKD	550,392	USD	70,967	(4)
						$(115)
Emerging Markets Equity Income Fund
	10/1/2013	USD	1,233,493	BRL	2,767,219	$9,614
	10/1/2013	PLN	7,043,449	USD	2,256,359	(72)
	10/2/2013	USD	1,657,633	ZAR	16,374,926	(30,513)
	10/1/2013	PHP	9,915,280	USD	227,519	(209)
	10/1/2013	THB	15,382,429	USD	489,574	(2,191)
						$(23,371)

WisdomTree International Dividend and Sector Funds	183

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Emerging Markets SmallCap Dividend Fund
	10/2/2013	USD	1,638,633	BRL	3,691,349	$19,618
	10/2/2013	USD	1,854,588	MYR	6,045,955	284
	10/1/2013	USD	15,809	TWD	467,374	(2)
						$19,900
Europe Hedged Equity Fund
	10/3/2013	USD	77,280,071	EUR	57,090,016	$64
	10/3/2013	USD	77,279,897	EUR	57,090,014	236
	10/3/2013	USD	77,280,183	EUR	57,090,014	(50)
	10/3/2013	USD	77,280,468	EUR	57,090,014	(335)
	10/3/2013	USD	77,280,133	EUR	57,090,014	7
	10/3/2013	EUR	47,741,006	USD	62,956,542	(1,668,268)
	10/3/2013	EUR	47,741,006	USD	62,956,542	(1,668,268)
	10/3/2013	EUR	47,741,006	USD	62,957,019	(1,667,791)
	10/3/2013	EUR	47,741,010	USD	62,956,547	(1,668,268)
	10/3/2013	EUR	47,741,006	USD	62,956,924	(1,667,886)
	10/3/2013	EUR	5,698,107	USD	7,520,743	(192,523)
	10/3/2013	EUR	9,418,460	USD	12,528,624	(220,713)
	10/3/2013	EUR	1,871,560	USD	2,498,420	(35,025)
	10/3/2013	EUR	7,488,201	USD	9,995,610	(140,824)
	10/3/2013	EUR	5,616,572	USD	7,606,383	3,487
	10/3/2013	EUR	1,845,302	USD	2,492,948	(4,953)
	10/3/2013	EUR	5,556,420	USD	7,505,357	(16,114)
	10/3/2013	EUR	9,250,416	USD	12,470,514	(51,350)
	11/5/2013	EUR	59,098,617	USD	80,004,753	(863)
	11/5/2013	EUR	59,098,616	USD	80,004,751	(863)
	11/5/2013	EUR	59,098,616	USD	80,004,751	(863)
	11/5/2013	EUR	59,098,616	USD	80,004,751	(863)
	11/5/2013	EUR	59,098,616	USD	80,005,047	(568)
	10/3/2013	EUR	5,169,218	USD	6,997,322	7
	10/2/2013	EUR	1,558,048	USD	2,109,052	(1)
						$(9,002,588)
Commodity Country Equity Fund
	10/2/2013	AUD	4,988	USD	4,658	$(6)
	10/2/2013	NZD	1,347	USD	1,121	(1)
	10/2/2013	CAD	3,574	USD	3,474	(3)
						$(10)
Global Natural Resources Fund
	10/1/2013	USD	1,602	BRL	3,575	$4
	10/1/2013	CAD	6,591	USD	6,380	(32)
						$(28)
Global ex-U.S. Utilities Fund
	10/2/2013	USD	14,516	CAD	14,951	$30
	10/3/2013	USD	21,349	JPY	2,086,834	(82)
	10/1/2013	EUR	1,259	USD	1,705	1
	10/1/2013	PLN	128,977	USD	41,311	(8)
	10/1/2013	CAD	12,455	USD	12,076	(41)
	10/1/2013	PHP	91,869	USD	2,108	(2)
	10/1/2013	THB	420,336	USD	13,378	(60)
						$(162)

184	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
United Kingdom Hedged Equity Fund
	10/3/2013	USD	13,462,494	GBP	8,313,327	$(15)
	10/3/2013	USD	13,066,537	GBP	8,068,817	(14)
	10/3/2013	USD	13,066,645	GBP	8,068,819	(119)
	10/3/2013	GBP	6,970,515	USD	10,780,145	(507,804)
	10/3/2013	GBP	7,181,741	USD	11,107,044	(522,962)
	10/3/2013	GBP	6,970,514	USD	10,780,248	(507,699)
	10/3/2013	GBP	3,328,193	USD	5,168,085	(221,542)
	11/5/2013	GBP	9,101,782	USD	14,735,467	(125)
	11/5/2013	GBP	8,834,082	USD	14,302,149	(41)
	11/5/2013	GBP	8,834,084	USD	14,302,205	12
	10/3/2013	GBP	985,397	USD	1,595,752	1
						$(1,760,308)
Japan Hedged SmallCap Equity Fund
	10/3/2013	USD	5,195,377	JPY	509,791,687	$(17)
	10/3/2013	USD	5,352,802	JPY	525,239,920	(7)
	10/3/2013	USD	5,195,329	JPY	509,791,688	31
	10/3/2013	JPY	255,565,637	USD	2,605,075	569
	10/3/2013	JPY	263,310,050	USD	2,684,035	605
	10/3/2013	JPY	255,565,638	USD	2,605,056	550
	10/3/2013	JPY	770,381,970	USD	7,755,908	(95,164)
	11/6/2013	JPY	553,084,689	USD	5,637,578	(57)
	11/6/2013	JPY	569,844,831	USD	5,808,449	(24)
	11/6/2013	JPY	553,084,691	USD	5,637,520	(115)
						$(93,629)
Emerging Markets Consumer Growth Fund
	10/1/2013	USD	387,325	BRL	864,704	$1,122
	10/3/2013	USD	5,889	BRL	13,120	5
	10/1/2013	USD	117,698	MYR	378,753	(1,499)
	10/1/2013	USD	1,845	TWD	54,544	—
						$(372)

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – Euro

GBP – British pound

HKD – Hong Kong dollar

JPY – Japanese yen

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Phillipine peso

PLN – Polish zloty

SGD – Singapore dollar

THB – Thai baht

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The value of the investment of cash collateral for securities on loan along with the obligation to return such collateral are included on the Statements of Assets and Liabilities. The value of securities received as collateral for securities on loan are not included on the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

WisdomTree International Dividend and Sector Funds	185

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements — Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) is generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2013, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
DEFA Fund
Securities Lending	$34,021,857	$—	$(34,021,857)[1]	$—	$35,907,821	$(35,907,821)	$—	$—
Forward Foreign Currency Contracts	5	(5)	—	—	186	(5)	—	181
DEFA Equity Income Fund
Securities Lending	14,865,605	—	(14,865,605)[1]	—	15,648,545	(15,648,545)	—	—
Forward Foreign Currency Contracts	—	—	—	—	186	—	—	186
Global Equity Income Fund
Securities Lending	5,546,314	—	(5,546,314)[1,2]	—	5,771,271	(5,771,271)	—	—
Forward Foreign Currency Contracts	—	—	—	—	42	—	—	42

186	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Europe SmallCap Dividend Fund
Securities Lending	$10,123,549	$—	$(10,123,549)[1,2]	$—	$10,564,995	$(10,564,995)	$—	$—
Japan Hedged Equity Fund
Securities Lending	1,818,631,464	—	(1,818,631,464)[1]	—	1,915,480,426	(1,915,480,426)	—	—
Forward Foreign Currency Contracts	22,368,254	(21,827,603)	—	540,651	29,857,273	(21,827,603)	—	8,029,670
Global ex-U.S. Growth Fund
Securities Lending	1,594,825	—	(1,594,825)[1]	—	1,675,713	(1,675,713)	—	—
Forward Foreign Currency Contracts	—	—	—	—	27	—	—	27
Japan SmallCap Dividend Fund
Securities Lending	48,624,619	—	(48,624,619)[1]	—	52,821,633	(52,821,633)	—	—
Asia Pacific ex-Japan Fund
Securities Lending	2,135,663	—	(2,135,663)[1]	—	2,211,001	(2,211,001)	—	—
Australia Dividend Fund
Securities Lending	5,203,922	—	(5,203,922)[1]	—	5,480,581	(5,480,581)	—	—
Forward Foreign Currency Contracts	—	—	—	—	18	—	—	18
International LargeCap Dividend Fund
Securities Lending	11,552,524	—	(11,552,524)[1]	—	12,137,587	(12,137,587)	—	—
Forward Foreign Currency Contracts	—	—	—	—	7	—	—	7
International Dividend ex-Financials Fund
Forward Foreign Currency Contracts	6	—	—	6	121	—	—	121
International MidCap Dividend Fund
Securities Lending	14,313,719	—	(14,313,719)[1]	—	15,311,131	(15,311,131)	—	—
International SmallCap Dividend Fund
Securities Lending	94,431,973	—	(94,431,973)[1]	—	101,072,848	(101,072,848)	—	—
Emerging Markets Equity Income Fund
Securities Lending	459,352,112	—	(459,352,112)[1]	—	489,837,991	(489,837,991)	—	—
Forward Foreign Currency Contracts	9,614	—	—	9,614	32,985	—	—	32,985
Emerging Markets SmallCap Dividend Fund
Securities Lending	84,440,168	—	(84,440,168)[1]	—	91,571,209	(91,571,209)	—	—
Forward Foreign Currency Contracts	19,902	(2)	—	19,900	2	(2)	—	—
Europe Hedged Equity Fund
Securities Lending	17,956,197	—	(17,956,197)[1]	—	19,992,681	(19,992,681)	—	—
Forward Foreign Currency Contracts	3,801	(3,801)	—	—	9,006,389	(3,801)	—	9,002,588
Commodity Country Equity Fund
Securities Lending	2,348,887	—	(2,348,887)[1,2]	—	2,391,242	(2,391,242)	—	—
Forward Foreign Currency Contracts	—	—	—	—	10	—	—	10
Global Natural Resources Fund
Securities Lending	2,551,829	—	(2,551,829)[1]	—	2,680,455	(2,680,455)	—	—
Forward Foreign Currency Contracts	4	—	—	4	32	—	—	32
Global ex-U.S. Utilities Fund
Securities Lending	1,571,421	—	(1,571,421)[1]	—	2,034,474	(2,034,474)	—	—
Forward Foreign Currency Contracts	31	(30)	—	1	193	(30)	—	163
Global ex-U.S. Real Estate Fund
Securities Lending	3,991,908	—	(3,991,908)[1]	—	4,220,833	(4,220,833)	—	—
China Dividend ex-Financials Fund
Securities Lending	1,223,257	—	(1,223,257)[1]	—	1,365,518	(1,365,518)	—	—
United Kingdom Hedged Equity Fund
Forward Foreign Currency Contracts	13	(12)	—	1	1,760,321	(12)	—	1,760,309

WisdomTree International Dividend and Sector Funds	187

Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities
	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged
Japan Hedged SmallCap Equity Fund
Securities Lending	$185,977	$—	$(185,977)[1]	$—	$216,445	$(216,445)	$—	$—
Forward Foreign Currency Contracts	1,755	(794)	—	961	95,384	(794)	—	94,590
Emerging Markets Consumer Growth Fund
Forward Foreign Currency Contracts	1,127	—	—	1,127	1,499	—	—	1,499

[1]	The amount of collateral presented has been limited such that the net amount cannot be less than zero.

[2]

Includes the value of securities received as collateral which are not shown on the Statements of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities received as collateral.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors’ at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal Income Tax Regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISORY FEES AND TRANSACTIONS

WTAM has overall responsibility for the general management and administration of the Trust. WTAM also provides an investment program for each Fund. WTAM has arranged for Mellon Capital Management Corporation (“MCM”) to provide sub-advisory services to each of the Funds, except China Dividend ex-Financials Fund. WTAM has arranged for Old Mutual Global Index Trackers (Proprietary) Limited (“Old Mutual”) to provide sub-advisory services to the China Dividend ex-Financials Fund. MCM and Old Mutual are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses generally described in Note 2.

In September 2013, WTAM entered into agreements to change fund administration and custody services from Bank of New York Mellon to State Street Bank and Trust Company, effective April 1, 2014.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and

188	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

counsel to the Independent Trustees in exchange for a fee of up to 0.0044% of each Fund’s average daily net assets. WTAM expects to receive advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Hedged Equity Fund	0.48%
Global ex-U.S. Growth Fund	0.58%
Japan SmallCap Dividend Fund	0.58%
Asia Pacific ex-Japan Fund	0.48%
Australia Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.88%
Europe Hedged Equity Fund	0.58%
Commodity Country Equity Fund	0.58%
Global Natural Resources Fund	0.58%
Global ex-U.S. Utilities Fund	0.58%
Global ex-U.S. Real Estate Fund	0.58%
China Dividend ex-Financials Fund	0.63%
United Kingdom Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
Emerging Markets Dividend Growth Fund	0.63%
Emerging Markets Consumer Growth Fund	0.63%

Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. For the six months or period ended September 30, 2013, WTAM waived its advisory fees for each of the Fund’s investment in affiliated Funds net of any incremental costs as a result of these transactions (fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of the advisory fee received from the affiliated Funds. The table below indicates the waiver amounts. Please see Note 7 for additional information on Other Affiliated Parties and Transactions.

Fund	Advisory Fees Waived
DEFA Fund	$2,932
DEFA Equity Income Fund	1,493
Global Equity Income Fund	889
Europe SmallCap Dividend Fund	268
Japan Hedged Equity Fund	—
Global ex-U.S. Growth Fund	586
Japan SmallCap Dividend Fund	213
Asia Pacific ex-Japan Fund	197
Australia Dividend Fund	—
International LargeCap Dividend Fund	504
International Dividend ex-Financials Fund	1,950
International MidCap Dividend Fund	527
International SmallCap Dividend Fund	2,736
Emerging Markets Equity Income Fund	—
Emerging Markets SmallCap Dividend Fund	8,252
Middle East Dividend Fund	—

WisdomTree International Dividend and Sector Funds	189

Notes to Financial Statements (unaudited) (continued)

Fund	Advisory Fees Waived
Europe Hedged Equity Fund	$—
Commodity Country Equity Fund	96
Global Natural Resources Fund	21
Global ex-U.S. Utilities Fund	49
Global ex-U.S. Real Estate Fund	274
China Dividend ex-Financials Fund	—
United Kingdom Hedged Equity Fund	—
Japan Hedged SmallCap Equity Fund	—
Emerging Markets Dividend Growth Fund	—
Emerging Markets Consumer Growth Fund	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2013, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying Index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind capital share transactions and short term investments) for the six months or period ended September 30, 2013 were as follows:

Fund	Purchases	Sales
DEFA Fund	$83,574,123	$83,539,692
DEFA Equity Income Fund	55,327,824	55,471,454
Global Equity Income Fund	24,583,830	24,386,573
Europe SmallCap Dividend Fund	31,518,813	31,400,077
Japan Hedged Equity Fund	2,019,832,001	1,724,829,004
Global ex-U.S. Growth Fund	62,669,169	65,026,936
Japan SmallCap Dividend Fund	41,084,852	43,096,786
Asia Pacific ex-Japan Fund	15,087,302	19,669,122
Australia Dividend Fund	15,972,976	15,886,007
International LargeCap Dividend Fund	28,363,016	28,361,860
International Dividend ex-Financials Fund	115,257,956	115,545,293
International MidCap Dividend Fund	23,987,223	23,723,818
International SmallCap Dividend Fund	247,338,367	251,193,706
Emerging Markets Equity Income Fund	1,854,326,228	1,493,378,146
Emerging Markets SmallCap Dividend Fund	660,310,375	349,232,954
Middle East Dividend Fund	11,317,798	5,818,088
Europe Hedged Equity Fund	103,996,278	121,296,057
Commodity Country Equity Fund	4,466,667	4,448,808
Global Natural Resources Fund	6,041,147	6,061,207
Global ex-U.S. Utilities Fund	12,364,878	13,547,470
Global ex-U.S. Real Estate Fund	17,670,827	20,448,791
China Dividend ex-Financials Fund	5,142,560	5,347,910
United Kingdom Hedged Equity Fund[1]	790,789	2,780,092
Japan Hedged SmallCap Equity Fund[1]	114,156	82,605
Emerging Markets Dividend Growth Fund[2]	3,965,606	233,950
Emerging Markets Consumer Growth Fund[3]	711,905	—
[1]	For the period June 28, 2013 through September 30, 2013.

[2]	For the period August 1, 2013 through September 30, 2013.

[3]	For the period September 27, 2013 through September 30, 2013.

190	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended September 30, 2013, the cost of purchases and the proceeds of sales resulting from in-kind capital share transactions were as follows:

Fund	Purchases	Sales
DEFA Fund	$22,233,676	$12,146,130
DEFA Equity Income Fund	25,537,218	—
Global Equity Income Fund	4,109,527	—
Europe SmallCap Dividend Fund	96,539,327	4,150,963
Japan Hedged Equity Fund	6,456,394,741	1,757,548,920
Global ex-U.S. Growth Fund	—	21,927,402
Japan SmallCap Dividend Fund	150,003,899	63,957,145
Asia Pacific ex-Japan Fund	—	14,150,431
Australia Dividend Fund	—	14,681,975
International LargeCap Dividend Fund	38,059,275	—
International Dividend ex-Financials Fund	—	34,540,651
International MidCap Dividend Fund	—	—
International SmallCap Dividend Fund	83,284,713	—
Emerging Markets Equity Income Fund	103,161,637	598,024,644
Emerging Markets SmallCap Dividend Fund	167,561,812	93,509,609
Middle East Dividend Fund	—	—
Europe Hedged Equity Fund	320,026,066	102,885,573
Commodity Country Equity Fund	—	—
Global Natural Resources Fund	—	—
Global ex-U.S. Utilities Fund	726,165	7,498,152
Global ex-U.S. Real Estate Fund	24,774,054	—
China Dividend ex-Financials Fund	—	11,961,666
United Kingdom Hedged Equity Fund[1]	43,901,048	—
Japan Hedged SmallCap Equity Fund[1]	15,899,968	—
Emerging Markets Dividend Growth Fund[2]	11,022,305	—
Emerging Markets Consumer Growth Fund[3]	1,786,168	—
[1]	For the period June 28, 2013 through September 30, 2013.

[2]	For the period August 1, 2013 through September 30, 2013.

[3]	For the period September 27, 2013 through September 30, 2013.

6. FEDERAL INCOME TAXES

At September 30, 2013 the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
DEFA Fund	$463,840,149	$88,089,086	$(14,849,039)	$73,240,047
DEFA Equity Income Fund	233,296,180	39,459,915	(4,892,491)	34,567,424
Global Equity Income Fund	98,617,656	19,490,558	(1,193,826)	18,296,732
Europe SmallCap Dividend Fund	161,786,605	17,360,655	(632,737)	16,727,918
Japan Hedged Equity Fund	12,317,616,865	724,895,591	(192,403,773)	532,491,818
Global ex-U.S. Growth Fund	56,933,714	5,555,442	(1,591,797)	3,963,645
Japan SmallCap Dividend Fund	312,041,609	31,920,833	(6,807,213)	25,113,620
Asia Pacific ex-Japan Fund	67,307,542	9,786,949	(1,914,982)	7,871,967
Australia Dividend Fund	55,254,518	9,434,677	(1,883,239)	7,551,438
International LargeCap Dividend Fund	236,543,076	42,669,741	(3,019,922)	39,649,819
International Dividend ex-Financials Fund	295,737,903	51,932,103	(7,493,260)	44,438,843
International MidCap Dividend Fund	119,615,751	27,041,048	(3,442,542)	23,598,506
International SmallCap Dividend Fund	665,373,524	135,068,053	(10,015,359)	125,052,694

WisdomTree International Dividend and Sector Funds	191

Notes to Financial Statements (unaudited) (continued)

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Equity Income Fund	$5,321,727,698	$437,122,351	$(282,028,619)	$155,093,732
Emerging Markets SmallCap Dividend Fund	1,660,788,391	212,870,280	(73,944,308)	138,925,972
Middle East Dividend Fund	18,273,936	4,346,057	(743,135)	3,602,922
Europe Hedged Equity Fund	378,829,599	39,811,988	(1,618,406)	38,193,582
Commodity Country Equity Fund	24,813,200	2,279,725	(1,789,230)	490,495
Global Natural Resources Fund	28,666,353	908,540	(3,671,209)	(2,762,669)
Global ex-U.S. Utilities Fund	31,615,710	2,432,487	(3,156,085)	(723,598)
Global ex-U.S. Real Estate Fund	121,313,155	14,933,027	(2,360,335)	12,572,692
China Dividend ex-Financials Fund	24,776,028	1,656,525	(2,512,969)	(856,444)
United Kingdom Hedged Equity Fund	41,852,436	1,484,459	(273,319)	1,211,140
Japan Hedged SmallCap Equity Fund	16,145,652	872,041	(58,168)	813,873
Emerging Markets Dividend Growth Fund	14,737,791	491,490	(397,781)	93,709
Emerging Markets Consumer Growth Fund	2,498,073	4,580	(51,966)	(47,386)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2013, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended March 31, 2013, remains subject to examination by taxing authorities.

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the six months ended September 30, 2013 are as follows:

Fund	Value at 3/28/2013	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2013	Dividend Income
DEFA Fund
WisdomTree International Dividend ex-Financials Fund	$—	$8,582,152	$7,696,750	$821,916	$86,103

DEFA Equity Income Fund
WisdomTree International LargeCap Dividend Fund	$465,814	$5,261,333	$5,405,823	$346,182	$24,608

Global Equity Income Fund
WisdomTree DEFA Equity Income Fund	$126,313	$1,806,435	$1,779,630	$180,110	$14,089
WisdomTree Equity Income Fund	42,590	604,979	591,493	60,210	1,834
Total	$168,903	$2,411,414	$2,371,123	$240,320	$15,923

Europe SmallCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$—	$693,013	$446,316	$226,843	$8,840

Global ex-U.S. Growth Fund
WisdomTree DEFA Fund	$4,038	$937,492	$903,156	$21,300	$6,932
WisdomTree Emerging Markets Equity Income Fund	2,588	626,487	577,824	14,060	5,042
Total	$6,626	$1,563,979	$1,480,980	$35,360	$11,974

Japan SmallCap Dividend Fund
WisdomTree Japan Hedged Equity Fund	$—	$791,438	$287,036	$516,733	$1,357

Asia Pacific ex-Japan Fund
WisdomTree Global ex-U.S. Real Estate Fund	$—	$930,190	$942,477	$—	$6,927

192	WisdomTree International Dividend and Sector Funds

Notes to Financial Statements (unaudited) (concluded)

Fund	Value at 3/28/2013	Purchases/ Additions	Sales/ Reductions	Value at 9/30/2013	Dividend Income

International LargeCap Dividend Fund
WisdomTree International MidCap Dividend Fund	$675	$2,878,337	$2,535,064	$246,808	$40,760

International Dividend ex-Financials Fund
WisdomTree International LargeCap Dividend Fund	$27,106	$5,078,250	$4,719,428	$262,254	$27,342

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$187,198	$971,598	$1,079,246	$53,340	$2,664
WisdomTree Japan Hedged Equity Fund	193,619	976,386	1,102,201	53,202	58
Total	$380,817	$1,947,984	$2,181,447	$106,542	$2,722

International SmallCap Dividend Fund
WisdomTreeEurope SmallCap Dividend Fund	$400,395	$3,358,836	$3,724,216	$96,568	$4,199
WisdomTree Japan SmallCap Dividend Fund	327,930	2,820,723	3,060,451	79,494	360
Total	$728,325	$6,179,559	$6,784,667	$176,062	$4,559

Emerging Markets SmallCap Dividend Fund
WisdomTree Emerging Markets Equity Income Fund	$15,582	$23,825,860	$21,623,663	$2,035,552	$64,013

Commodity Country Equity Fund
WisdomTree Global Natural Resources Fund	$3,702	$330,330	$293,210	$46,386	$1,958

Global Natural Resources Fund
WisdomTree Global Equity Income Fund	$26,991	$185,422	$176,980	$37,702	$1,054

Global ex-U.S. Utilities Fund
WisdomTree Global ex-U.S. Real Estate Fund	$1,383	$630,505	$618,202	$—	$6,070

Global ex-U.S. Real Estate Fund
WisdomTree Global Natural Resources Fund	$—	$1,822,624	$1,778,706	$—	$4,555

8. SUBSEQUENT EVENT

Effective October 7, 2013, the WisdomTree Global ex-U.S. Growth Fund is renamed the WisdomTree Global ex-U.S. Dividend Growth Fund.

WisdomTree International Dividend and Sector Funds	193

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Approval of Investment Advisory Agreements. At a meeting held on March 26, 2013, the Board of Trustees (the “Board”) of the WisdomTree Trust (the “Trust”), including those trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and WisdomTree Asset Management, Inc. (“WTAM”) with respect to WisdomTree Emerging Markets Dividend Growth Fund, and WisdomTree Emerging Markets Consumer Growth Fund, and at a meeting held on June 12, 2013, the Board of the Trust, including the Independent Trustees, considered the approval of Agreement between the Trust and WTAM with respect to WisdomTree Japan Hedged SmallCap Equity Fund, and WisdomTree United Kingdom Hedged Equity Fund (each of the foregoing new series, a “Fund” and collectively, the “Funds”) pursuant to which WTAM will provide the Funds with investment advisory services, and the Sub-Investment Advisory Agreement (together with the Agreement, the “Agreements”) pursuant to which Mellon Capital Management Corporation (“MCM”) will coordinate the investment and reinvestment of the assets of the Funds.

In considering whether to approve the Agreements, the Board considered and discussed information and analysis provided by WTAM. The Board was assisted in its review by independent legal counsel. In considering the approval of the Agreements, the Board considered all factors that it deemed to be relevant, including those discussed below. The Board did not identify any particular factor as controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services to be Provided

The Board considered the nature, extent and quality of the services to be provided by WTAM and MCM, recognizing WTAM’s and MCM’s operational capabilities and resources. The Board noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including the selection of MCM, oversight of MCM’s compliance with Fund policies and objectives, oversight of general Fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds.

Comparative Analysis of the Funds’ Performance, Advisory Fees and Fund Expenses

As the Funds had not yet commenced operations, the Board was not able to review the Funds’ performance. The Board discussed with WTAM representatives the portfolio management personnel and the investment strategies to be employed in management of the Funds’ assets. The Board considered the fee to be paid to WTAM by the Funds. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fees to be paid to MCM in relation to the fees paid to WTAM by the Funds and the respective services to be provided. The Board noted that MCM’s fees will be paid by WTAM (out of its fees paid by the Funds) and not the Funds. After comparing the Funds’ fees with those of comparable funds, the Board concluded that the proposed level of fees for each Fund is reasonable and appropriate.

Costs of Services to be Provided, Profitability and Economies of Scale

As the Funds had not yet commenced operations, WTAM representatives were not able to review with the Board the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and MCM from acting as investment adviser and sub-investment adviser, respectively, to the Funds, including the potential “fall-out” benefits to MCM and its affiliates (i.e., ancillary benefits that may be realized by MCM and its affiliates from MCM’s relations with the Funds, such as other service contracts). The Trustees also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements, as well as their ability to review the advisory fees annually after the initial term of the Agreements.

Conclusion

After consideration of the factors discussed above, the Board, including a majority of the Independent Trustees, determined that the approval of the Agreements was in the best interests of each Fund and approved the Agreements for the Funds.

194	WisdomTree International Dividend and Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree International Dividend and Sector Funds	195

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of September 30, 2013:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree U.S. Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree International Dividend Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Brazilian Real Fund (BZF)

WisdomTree Chinese Yuan Fund (CYB)

WisdomTree Commodity Currency Fund (CCX)

WisdomTree Emerging Currency Fund (CEW)

WisdomTree Indian Rupee Fund (ICN)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Corporate Bond Fund (EMCB)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Global Corporate Bond Fund (GLCB)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you cannot invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

The Dow Jones Global Select Real Estate Securities (ex-US) Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

WisdomTree International Dividend and Sector Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree China Dividend ex-Financials Fund (CHXF)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS006016 (11/2014)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	December 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	December 9, 2013

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	December 9, 2013

* Print the name and title of each signing officer under his or her signature.